AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds (9.9%):
Capital Markets (0.4%):
$1,629,000	National Securities Clearing Corp., 0.75%, 12/7/25, Callable 11/7/25 @ 100(a)	$1,432,113

Diversified Financial Services (1.4%):
5,144,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	4,891,867

Food Products (0.7%):
2,550,000	Nestle Holdings, Inc., 0.63%, 1/15/26, Callable 12/15/25 @ 100(a)	2,239,078

Health Care (0.6%):
2,000,000	Roche Holdings, Inc., 3.35%, 9/30/24, Callable 6/30/24 @ 100(a)	1,952,178

Household Products (1.2%):
4,406,000	Procter & Gamble Co. (The), 1.00%, 4/23/26	3,912,757

Internet & Direct Marketing Retail (1.9%):
2,000,000	Amazon.com, Inc., Class A, 2.73%, 4/13/24	1,952,768
1,500,000	Amazon.com, Inc., 0.45%, 5/12/24	1,407,515
3,643,000	Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100	3,198,940

		6,559,223

IT Services (0.5%):
1,682,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	1,607,580

Oil, Gas & Consumable Fuels (0.6%):
100,000	Chevron Corp., 1.55%, 5/11/25, Callable 4/11/25 @ 100	92,532
1,000,000	Chevron Corp., 2.95%, 5/16/26, Callable 2/16/26 @ 100	942,102
754,000	Chevron USA, Inc., 0.69%, 8/12/25, Callable 7/12/25 @ 100	674,272
200,000	Exxon Mobil Corp., 0.14%, 6/26/24, Callable 5/26/24 @ 100	186,805

		1,895,711

Pharmaceuticals (2.2%):
732,000	Merck & Co., Inc., 0.75%, 2/24/26, Callable 1/24/26 @ 100	642,305
400,000	Novartis Capital Corp., 3.40%, 5/6/24	392,892
605,000	Novartis Capital Corp., 3.00%, 11/20/25, Callable 8/20/25 @ 100	576,029
2,400,000	Roche Holdings, Inc., 1.88%, 3/8/24(a)	2,318,302
1,754,000	Roche Holdings, Inc., 0.99%, 3/5/26, Callable 2/5/26 @ 100(a)	1,556,712
2,200,000	Roche Holdings, Inc., 2.63%, 5/15/26, Callable 2/15/26 @ 100(a)	2,048,803

		7,535,043

Technology Hardware, Storage & Peripherals (0.4%):
1,000,000	Apple, Inc., 2.51%, 8/19/24, Callable 6/19/24 @ 100	699,211
674,000	Apple, Inc., 1.13%, 5/11/25, Callable 4/11/25 @ 100	617,803

		1,317,014

Total Corporate Bonds (Cost $36,601,632)		33,342,564

Foreign Bonds (40.0%):

(4.9%):
1,000,000	Caisse D Amortissement de La Dette Sociale, 1.38%, 11/25/24, MTN+	960,187

Principal Amount		Value
Foreign Bonds, continued
$500,000	European Financial Stability Facility, 2.29%, 4/19/24+	$473,072
120,000	European Financial Stability Facility, 0.50%, 7/11/25, MTN+	111,483
550,000	European Financial Stability Facility, 2.47%, 10/15/25+	500,390
1,310,000	European Investment Bank, 0.88%, 12/15/23, MTN+	1,398,223
800,000	European Investment Bank, 2.90%, 10/17/25, MTN+	491,362
1,300,000	Finland Government Bond, 0.88%, 9/15/25+(a)	1,225,848
450,000	Landeskreditbank Baden Wuerttemberg Foerderbank, 1.38%, 12/15/23, MTN+	482,621
33,500,000	Norwegian Government, 3.00%, 3/14/24+(a)	3,077,664
3,500,000	Province of Ontario Canada, 2.60%, 9/8/23+	2,499,439
100,000	Province of Ontario Canada, 0.50%, 12/15/23+	106,130
100,000	Province of Ontario Canada, 0.88%, 1/21/25, MTN+	93,830
1,000,000	Republic of Austria, 1.65%, 10/21/24+(a)	974,905
2,100,000	U.K. Gilt, 0.13%, 1/31/24+	2,218,571
2,000,000	U.K. Gilt, 0.25%, 1/31/25+	2,019,490

		16,633,215

Banks (5.9%):
3,000,000	Bank of Montreal, 2.89%, 6/20/23+	2,148,914
700,000	Bank of Montreal, 2.70%, 9/11/24+	488,196
1,200,000	Bank of Nova Scotia (The), 2.29%, 6/28/24+	834,413
3,200,000	Canadian Imperial Bank of Commerce, 2.97%, 7/11/23+	2,289,186
900,000	Dexia Credit Local SA, 0.50%, 7/22/23+	971,944
600,000	Dexia Credit Local SA, 1.63%, 12/8/23, MTN+	644,574
1,300,000	Dexia Credit Local SA, 1.25%, 11/26/24+	1,234,969
200,000	National Australia Bank, Ltd., 0.25%, 5/20/24, MTN+	187,245
500,000	National Australia Bank, Ltd., 2.90%, 2/25/27, MTN+	293,294
600,000	Nordic Investment Bank, 3.40%, 2/6/26, MTN+	370,935
1,350,000	Royal Bank of Canada, 2.33%, 12/5/23+	951,666
500,000	Royal Bank of Canada, 4.20%, 6/22/26, MTN+	310,756
1,000,000	Svenska Handelsbanken AB, 0.13%, 6/18/24, MTN+	933,151
200,000	Svenska Handelsbanken AB, 1.00%, 4/15/25, MTN+	186,673
4,300,000	Toronto Dominion Bank The, 3.01%, 5/30/23+	3,084,313
2,500,000	Toronto Dominion Bank The, 1.91%, 7/18/23+	1,772,517
2,500,000	Toronto-Dominion Bank (The), 3.23%, 7/24/24+	1,764,136
2,400,000	Westpac Banking Corp., 4.13%, 6/4/26, MTN+	1,494,805

		19,961,687

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Capital Markets (1.1%):
$900,000	Fms Wertmanagement, 0.63%, 12/15/23+	$956,965
1,000,000	International Finance Corp., 4.00%, 4/3/25, MTN+	635,734
3,500,000	International Finance Corp., 3.20%, 7/22/26, MTN+	2,147,200

		3,739,899

Diversified Financial Services (3.2%):
290,000	Berkshire Hathaway, Inc., 3.10%, 3/12/25, Callable 2/12/25 @ 100+	263,737
1,200,000	BNG Bank NV, 3.25%, 7/15/25, MTN+	743,443
500,000	Cppib Capital, Inc., 0.38%, 7/25/23+	541,074
700,000	European Financial Stability Facility, 2.13%, 2/19/24, MTN+	684,820
549,000	European Financial Stability Facility, 1.75%, 6/27/24, MTN+	532,463
200,000	European Financial Stability Facility, 0.40%, 2/17/25, MTN+	186,775
7,000,000	European Investment Bank, 0.75%, 9/9/24, MTN+	612,264
200,000	European Investment Bank, 0.88%, 9/13/24, MTN+	190,234
500,000	European Investment Bank, 0.75%, 11/15/24, MTN+	512,672
300,000	European Investment Bank, 1.38%, 3/7/25, MTN+	307,897
140,000	European Investment Bank, 2.49%, 3/25/25, MTN+	129,069
2,000,000	European Investment Bank, 1.25%, 5/12/25, MTN+	170,892
800,000	European Stability Mechanism, 2.44%, 12/16/24+	743,189
900,000	European Stability Mechanism, 2.50%, 3/14/25+	830,126
150,000	Kommunalbanken As, 1.00%, 12/12/24, MTN+	153,967
600,000	Kommunekredit, 2.00%, 6/25/24, MTN+	637,722
1,900,000	Kreditanstalt fuer Wiederaufbau, 4.00%, 2/27/25, MTN+	1,208,466
500,000	Kreditanstalt fuer Wiederaufbau, 3.20%, 9/11/26, MTN+	306,145
1,100,000	Landwirtschaftliche Rentenbank, 4.75%, 5/6/26, MTN+	712,019
750,000	Nederlandse Waterschapsbank NV, 2.00%, 12/16/24, MTN+	785,070
200,000	Nrw Bank, 0.38%, 12/16/24, MTN+	203,493
500,000	Op Corporate Bank PLC, 1.00%, 5/22/25, MTN+	461,637

		10,917,174

Financial Services (0.8%):
1,300,000	OMERS Finance Trust, 0.45%, 5/13/25+	1,195,695
950,000	Ontario Teachers’ Finance Trust, 0.50%, 5/6/25+	875,295
900,000	Psp Capital, Inc., 2.09%, 11/22/23+	637,122

		2,708,112

Financials (0.0%†):
150,000	Euroclear Bank SA, 0.13%, 7/7/25, MTN+	135,249

Health Care (0.1%):
100,000	Novo Nordisk Finance Netherlands BV, 0.75%, 3/31/25, Callable 2/28/25 @ 100, MTN+	93,091

Principal Amount		Value
Foreign Bonds, continued
Health Care, continued
$200,000	Roche Finance Europe BV, 0.88%, 2/25/25, Callable 11/25/24 @ 100, MTN+	$188,472

		281,563

Industrial Services (0.6%):
613,000	Network Rail Infrastructure Finance PLC, 4.75%, 1/22/24, MTN+	683,187
1,250,000	Societe Nationale SNCF SA, 4.13%, 2/19/25, MTN+	1,271,742

		1,954,929

Insurance (0.3%):
600,000	Unedic Asseo, 2.38%, 5/25/24, MTN+	588,958
400,000	UNEDIC ASSEO, 0.13%, 11/25/24, MTN+	373,974

		962,932

National (2.2%):
1,200,000	Agence Francaise de Developpement EPIC, 2.29%, 3/25/25, MTN+	1,111,574
600,000	Bng Bank NV, 2.00%, 4/12/24, MTN+	640,716
200,000	Bpifrance SACA, 0.75%, 11/25/24+	189,634
200,000	Bpifrance SACA, 0.50%, 5/25/25, MTN+	186,828
1,000,000	Export Development Canada, 1.38%, 12/8/23, MTN+	1,074,100
500,000	Export Development Canada, 2.72%, 1/27/25, MTN+	460,294
400,000	Kreditanstalt fuer Wiederaufbau, 0.13%, 10/4/24+	376,177
540,000	Kreditanstalt fuer Wiederaufbau, 2.23%, 11/15/24, MTN+	504,939
1,120,000	Kreditanstalt fuer Wiederaufbau, 2.27%, 2/18/25, MTN+	1,040,278
159,000	Kreditanstalt fuer Wiederaufbau, 0.38%, 4/23/25+	148,480
1,000,000	Kreditanstalt Fuer Wiederaufbau, 0.88%, 7/18/24, MTN+	1,041,973
64,000	Kreditanstalt Fuer Wiederaufbau, 0.01%, 3/31/25, MTN+	59,292
400,000	Oesterreichische Kontrollbank AG, 1.25%, 12/15/23, MTN+	428,523

		7,262,808

Oil & Gas (0.1%):
300,000	Shell International Finance BV, 0.50%, 5/11/24, MTN+	283,241

Oil, Gas & Consumable Fuels (0.1%):
200,000	Shell International Finance BV, 0.75%, 5/12/24, MTN+	189,889

Pharmaceuticals (0.0%†):
100,000	Abbott Ireland Financing DAC, 0.10%, 11/19/24, Callable 10/19/24 @ 100+	92,544
100,000	Sanofi, 0.88%, 4/6/25, Callable 3/6/25 @ 100+	93,646

		186,190

Regional & Local (2.6%):
15,000,000	Kommuninvest I Sverige AB, 1.00%, 10/2/24, MTN+	1,294,972
15,000,000	Kommuninvest I Sverige AB, 1.00%, 5/12/25, MTN+	1,273,916
500,000	Province of Alberta Canada, 2.65%, 9/1/23+	357,327

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Regional & Local, continued
$1,000,000	Province of Alberta Canada, 0.50%, 4/16/25+	$925,704
700,000	Province of Alberta Canada, 0.63%, 4/18/25+	649,461
700,000	Province of Quebec Canada, 0.88%, 1/15/25+	657,095
450,000	Queensland Treasury Corp., 4.75%, 7/21/25+(a)	293,810
4,000,000	Queensland Treasury Corp., 3.25%, 7/21/26+(a)	2,487,428
500,000	South Australian Government Financing Authority, 2.25%, 8/15/24+	310,733
200,000	State of Hesse, 2.60%, 3/10/25+	184,088
500,000	Western Australian Treasury Corp., 2.50%, 7/23/24+	312,604

		8,747,138

Sovereign Bond (15.3%):
500,000	African Development Bank, 4.75%, 3/6/24, MTN+	322,101
150,000	Asian Development Bank, 2.50%, 12/19/24, MTN+	158,982
1,000,000	Asian Development Bank, 3.75%, 3/12/25, MTN+	632,102
1,000,000	Asian Development Bank, 0.50%, 5/5/26, MTN+	557,472
4,650,000	Australia Government Bond, 0.25%, 11/21/25+	2,681,425
66,000,000	Denmark Government Bond, 2.08%, 11/15/24+	8,327,898
600,000	European Union, 0.50%, 4/4/25, MTN+	561,807
4,920,000	European Union, 0.80%, 7/4/25+	4,629,238
700,000	Finland Government Bond, 1.92%, 9/15/24+(a)	660,854
300,000	French Republic Government Bond Oat, 1.75%, 11/25/24+	292,707
3,200,000	French Republic Government Bond OAT, 2.00%, 2/25/25+	2,989,878
200,000	Inter American Development Bank, 1.38%, 12/15/24+	206,808
300,000	Inter-American Development Bank, 2.75%, 10/30/25, MTN+	183,134
300,000	Inter-American Development Bank, 4.25%, 6/11/26, MTN+	190,459
2,500,000	International Bank for Reconstruction & Development, 0.50%, 5/18/26, MTN+	1,391,713
3,400,000	Irish Government, 5.40%, 3/13/25+	3,603,198
3,300,000	Kingdom of Belgium Government Bond, 0.50%, 10/22/24+(a)	3,148,955
900,000	Kingdom of Belgium Government Bond, 0.80%, 6/22/25+(a)	855,631
500,000	Kuntarahoitus OYJ, 0.88%, 12/16/24, MTN+	513,538
350,000	Landeskreditbank Baden Wuerttemberg Foerderbank, 0.38%, 12/9/24, MTN+	353,693
1,700,000	Netherlands Government Bond, 2.00%, 7/15/24+(a)	1,673,330
300,000	Netherlands Government Bond, 0.25%, 7/15/25+(a)	281,183
9,200,000	New South Wales Treasury Corp., 4.00%, 5/20/26+	5,877,170
4,500,000	New Zealand Local Government Funding Agency Bond, 2.25%, 4/15/24+	2,417,569

Principal Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued
$500,000	New Zealand Local Government Funding Agency Bond, 2.75%, 4/15/25+	$265,077
11,100,000	Norway Government Bond, 1.75%, 3/13/25+(a)	986,411
500,000	Province of Ontario Canada, 3.10%, 8/26/25, MTN+	306,912
10,000,000	Sweden Government Bond, 1.50%, 11/13/23+(a)	894,572
17,000,000	Sweden Government Bond, 2.50%, 5/12/25+	1,533,156
8,400,000	Treasury Corp. of Victoria, 0.50%, 11/20/25, MTN+	4,827,427

		51,324,400

Supranationals (2.8%):
4,600,000	Asian Development Bank, 1.38%, 12/15/23, MTN+	4,939,062
438,000	Council Of Europe Development Bank, 0.38%, 3/27/25, MTN+	405,510
100,000	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.25%, 2/9/24, MTN+	94,964
2,400,000	Inter American Development Bank, 1.25%, 12/15/23+	2,571,865
500,000	Inter American Development Bank, 2.70%, 1/29/26, MTN+	304,070
1,100,000	International Bank For Reconstruction, 2.50%, 8/3/23+	786,143
4,000,000	Nordic Investment Bank, 1.50%, 3/13/25, MTN+	349,869

		9,451,483

Total Foreign Bonds (Cost $150,388,035)		134,739,909

Yankee Debt Obligations (31.2%):
(0.4%):
796,000	Caisse D Amortissement de La Dette Sociale, 3.38%, 3/20/24, MTN	784,036
500,000	Ontario Province of, 3.40%, 10/17/23	495,439

		1,279,475

Banks (8.6%):
750,000	Bank of New Zealand, 1.00%, 3/3/26(a)	651,092
2,400,000	Commonwealth Bank of Australia, 1.13%, 6/15/26(a)	2,085,026
20,000	Cooperatieve Rabobank UA, 1.38%, 1/10/25	18,416
1,400,000	Dexia Credit Local SA, 0.50%, 7/16/24	1,306,250
1,466,000	Dexia Credit Local SA, 1.13%, 4/9/26	1,299,165
400,000	National Australia Bank, Ltd., 1.39%, 1/12/25(a)	369,246
1,000,000	National Australia Bank, Ltd., 3.38%, 1/14/26^	949,714
3,000,000	Nordea Bank Abp, 0.75%, 8/28/25(a)	2,641,230
2,000,000	Skandinaviska Enskilda Banken AB, 0.85%, 9/2/25(a)	1,761,348
7,100,000	Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(a)	6,076,627
1,250,000	Svenska Handelsbanken AB, 0.55%, 6/11/24(a)	1,162,657
3,315,000	Toronto-Dominion Bank (The), 0.75%, 1/6/26, MTN	2,880,198

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$19,000	Toronto-Dominion Bank (The), 1.20%, 6/3/26	$16,453
1,000,000	Westpac Banking Corp., 1.02%, 11/18/24	925,344
2,891,000	Westpac Banking Corp., 2.35%, 2/19/25	2,735,528
1,000,000	Westpac Banking Corp., 2.85%, 5/13/26	928,055
3,490,000	Westpac Banking Corp., 1.15%, 6/3/26	3,041,825

		28,848,174

Capital Markets (1.6%):
1,800,000	Erste Abwicklungsanstalt, 0.25%, 3/1/24, MTN	1,697,922
2,400,000	Erste Abwicklungsanstalt, 0.88%, 10/30/24, MTN	2,231,976
1,000,000	PSP Capital, Inc., 0.50%, 9/15/24	926,590
822,000	PSP Capital, Inc., 1.00%, 6/29/26(a)	719,880

		5,576,368

Diversified Financial Services (4.5%):
5,200,000	Agence Francaise de Developpement Epic, 0.63%, 1/22/26, MTN	4,578,444
1,000,000	CPPIB Capital, Inc., 1.25%, 3/4/25	923,340
5,898,000	CPPIB Capital, Inc., 0.88%, 9/9/26(a)	5,123,663
541,000	European Investment Bank, 3.25%, 1/29/24	533,369
2,800,000	Kommunalbanken AS, 0.60%, 6/1/26, MTN	1,555,252
2,634,000	Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	2,486,449

		15,200,517

National (3.9%):
900,000	Bng Bank NV, 3.50%, 8/26/24(a)	885,411
1,665,000	Export Development Canada, 2.63%, 2/21/24	1,626,254
205,000	Fms Wertmanagement, 2.75%, 1/30/24	200,801
600,000	Kommunalbanken As, 0.25%, 12/8/23, MTN	571,664
300,000	Kommunalbanken As, 2.75%, 2/5/24	293,334
1,000,000	Kommunalbanken AS, 2.00%, 6/19/24, MTN	960,910
1,150,000	Nederlandse Waterschapsbank NV, 1.13%, 3/15/24, MTN	1,098,074
2,402,000	Oesterreichische Kontrollbank AG, 0.50%, 9/16/24	2,232,215
2,000,000	Svensk Exportkredit AB, 0.38%, 3/11/24	1,889,712
1,800,000	Svensk Exportkredit AB, 3.63%, 9/3/24	1,772,384
2,000,000	Swedish Export Credit, 0.50%, 11/10/23	1,915,916

		13,446,675

Oil, Gas & Consumable Fuels (1.1%):
4,000,000	Equinor ASA, 1.75%, 1/22/26, Callable 12/22/25 @ 100	3,599,712

Regional & Local (3.3%):
1,300,000	Kommunekredit, 1.00%, 12/15/23	1,250,509
1,200,000	Kommuninvest I Sverige, 3.25%, 1/16/24, MTN	1,181,003
300,000	Kommuninvest I Sverige, 0.38%, 2/16/24	284,079
3,000,000	Kommuninvest I Sverige AB, 1.38%, 5/8/24, MTN	2,859,942

Principal Amount		Value
Yankee Debt Obligations, continued
Regional & Local, continued
$1,000,000	Kommuninvest I Sverige AB, 1.38%, 5/8/24(a)	$953,314
1,486,000	Kommuninvest I Sverige AB, 2.88%, 7/3/24(a)	1,446,319
2,581,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.00%, 7/23/24, MTN	2,477,425
600,000	Province of Alberta Canada, 2.95%, 1/23/24	588,314

		11,040,905

Sovereign Bond (5.8%):
844,000	Asian Infrastructure Investment Bank (The), 2.25%, 5/16/24	814,961
987,000	Asian Infrastructure Investment Bank (The), 0.50%, 1/27/26	861,387
3,714,000	International Bank for Reconstruction & Development, 2.50%, 3/19/24	3,623,066
1,000,000	Province of Manitoba Canada, 2.60%, 4/16/24	972,019
2,400,000	Province of Ontario Canada, 3.05%, 1/29/24	2,356,954
5,120,000	Province of Quebec Canada, 2.50%, 4/9/24	4,976,927
3,800,000	SFIL SA, 0.63%, 2/9/26, MTN	3,349,320
2,800,000	Svensk Exportkredit AB, 0.38%, 7/30/24	2,606,156

		19,560,790

Supranationals (2.0%):
3,528,000	Asian Development Bank, 1.63%, 3/15/24	3,395,552
681,000	Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	627,564
1,000,000	Inter American Development BK, 3.25%, 7/1/24	982,213
454,000	Inter-American Development Bank, 3.00%, 2/21/24	445,869
324,000	Inter-American Investment Corp., 1.75%, 10/2/24	307,599
1,000,000	International Bank for Reconstruction & Development, 2.25%, 3/28/24	971,558

		6,730,355

Total Yankee Debt Obligations (Cost $113,180,486)		105,282,971

U.S. Treasury Obligations (16.5%):
U S Treasury Note (4.6%)
16,000,000	0.13%, 7/15/23	15,500,000

U.S. Treasury Notes (11.9%)
16,800,000	0.13%, 7/31/23	16,243,500
3,750,000	0.13%, 8/15/23	3,618,750
2,500,000	0.13%, 12/15/23	2,378,516
10,000,000	0.75%, 12/31/23	9,571,875
3,000,000	2.50%, 1/31/24	2,928,750
5,500,000	0.88%, 1/31/24	5,253,359

		39,994,750

Total U.S. Treasury Obligations (Cost $56,119,766)		55,494,750

Short-Term Security Held as Collateral for Securities on Loan (0.1%):
198,000	BlackRock Liquidity FedFund, Institutional Class , 2.77%(b)(c)	198,000

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $198,000)		198,000

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Unaffiliated Investment Company (0.9%):

Money Markets (0.9%):
2,912,496	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(c)	2,912,496
Total Unaffiliated Investment Company (Cost $2,912,496)		2,912,496

Total Investment Securities (Cost $359,400,415) — 98.6%		331,970,690
Net other assets (liabilities) — 1.4%		4,434,180

Net Assets — 100.0%		$336,404,870

Percentages indicated are based on net assets as of September 30, 2022.

MTN	— Medium Term Note

^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $189,943.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(c)	The rate represents the effective yield at September 30, 2022.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2022:

(Unaudited)

Country	Percentage
Australia	9.0%
Austria	1.1%
Belgium	1.2%
Canada	13.7%
Denmark	3.1%
Finland	1.7%
France	6.7%
Germany	5.0%
Ireland	—%†
Ireland (Republic of)	1.1%
Luxembourg	0.7%
Netherlands	2.1%
New Zealand	1.0%
Norway	3.4%
Supranational	6.9%
Sweden	9.0%
United Kingdom	1.5%
United States	27.9%
ZZ	4.9%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Forward Currency Contracts

At September 30, 2022, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
British Pound	2,629,741	U.S. Dollar	2,907,786	State Street	10/4/22	$28,019
British Pound	462,647	U.S. Dollar	516,342	State Street	10/5/22	161
U.S. Dollar	986,621	Danish Krone	7,160,334	Bank of America	10/6/22	42,201
U.S. Dollar	190,430	Danish Krone	1,401,228	Bank of America	10/6/22	5,613
U.S. Dollar	558,216	Danish Krone	4,093,860	Bank of America	10/6/22	18,252
U.S. Dollar	398,490	Danish Krone	2,883,367	Bank of America	10/6/22	18,185
U.S. Dollar	3,069,844	New Zealand Dollar	4,930,747	Citigroup	10/6/22	311,566
Danish Krone	705,059	U.S. Dollar	91,004	HSBC	10/6/22	1,990
U.S. Dollar	405,166	Danish Krone	2,951,790	State Street	10/6/22	15,837
U.S. Dollar	653,313	Danish Krone	4,821,844	State Street	10/6/22	17,330
U.S. Dollar	4,757,166	Norwegian Krone	47,864,307	BNY Mellon	10/11/22	358,575
U.S. Dollar	728,880	Norwegian Krone	7,314,049	Citigroup	10/11/22	56,741
U.S. Dollar	1,373,199	Swedish Krona	14,309,637	HSBC	10/14/22	82,213
U.S. Dollar	34,574,633	Australian Dollar	49,687,320	Bank of America	10/19/22	2,792,349
U.S. Dollar	173,342	Australian Dollar	257,360	Bank of America	10/19/22	8,722
U.S. Dollar	11,282,069	Canadian Dollar	14,657,648	Citigroup	10/20/22	670,289
U.S. Dollar	454,775	European Euro	455,550	Bank of America	10/21/22	7,724
U.S. Dollar	301,773	Danish Krone	2,239,512	Bank of America	10/21/22	6,061
U.S. Dollar	1,478,620	European Euro	1,469,748	Bank of America	10/21/22	36,292
U.S. Dollar	393,467	Danish Krone	2,854,980	Bank of America	10/21/22	16,487
U.S. Dollar	3,202,737	European Euro	3,178,718	Citigroup	10/21/22	83,323
U.S. Dollar	902,570	European Euro	908,746	Citigroup	10/21/22	10,778
U.S. Dollar	241,778	Danish Krone	1,784,744	Goldman Sachs	10/21/22	6,115
U.S. Dollar	615,913	European Euro	600,271	State Street	10/21/22	26,841
U.S. Dollar	149,206	European Euro	148,038	State Street	10/21/22	3,929
U.S. Dollar	317,799	European Euro	309,858	State Street	10/21/22	13,721
U.S. Dollar	3,730,757	Canadian Dollar	4,870,818	Bank of America	10/24/22	204,435
U.S. Dollar	11,017,367	Canadian Dollar	14,308,192	Citigroup	10/24/22	658,678
U.S. Dollar	232,275	British Pound	202,250	Bank of America	10/25/22	6,391
U.S. Dollar	587,297	British Pound	509,703	Citigroup	10/25/22	18,032
British Pound	245,354	U.S. Dollar	263,362	HSBC	10/25/22	10,663
U.S. Dollar	348,831	British Pound	295,578	State Street	10/25/22	18,712
U.S. Dollar	1,444,943	British Pound	1,253,962	State Street	10/25/22	44,447
U.S. Dollar	2,608,397	British Pound	2,234,874	State Street	10/25/22	112,362
U.S. Dollar	2,394,710	British Pound	2,076,995	State Street	10/25/22	75,004
U.S. Dollar	5,182,512	British Pound	4,484,427	State Street	10/25/22	174,050
U.S. Dollar	264,629	British Pound	226,322	State Street	10/25/22	11,860
U.S. Dollar	239,019	British Pound	207,071	State Street	10/25/22	7,750
U.S. Dollar	215,520	British Pound	185,382	State Street	10/25/22	8,475
U.S. Dollar	1,680,387	British Pound	1,453,906	State Street	10/25/22	$56,583
U.S. Dollar	2,899,094	British Pound	2,447,019	State Street	10/25/22	166,124
U.S. Dollar	1,493,487	British Pound	1,294,852	State Street	10/25/22	47,323
U.S. Dollar	975,324	British Pound	829,316	UBS	10/25/22	49,097
U.S. Dollar	14,648,344	European Euro	14,592,484	BNY Mellon	11/3/22	315,009
U.S. Dollar	1,520,943	Swedish Krona	16,227,565	Citigroup	11/16/22	54,317
U.S. Dollar	191,678	Swedish Krona	2,034,532	Bank of America	11/18/22	7,778
U.S. Dollar	89,804	Swedish Krona	959,906	HSBC	11/18/22	3,039
U.S. Dollar	466,905	Swedish Krona	4,925,869	UBS Warburg	11/18/22	21,660
U.S. Dollar	605,824	Danish Krone	4,468,481	Bank of America	11/22/22	14,379
U.S. Dollar	327,571	European Euro	325,969	Citigroup	11/22/22	6,958
U.S. Dollar	776,329	Danish Krone	5,774,134	State Street	11/22/22	12,068
U.S. Dollar	1,162,748	European Euro	1,159,201	State Street	11/22/22	22,594
U.S. Dollar	2,051,718	European Euro	2,045,308	State Street	11/22/22	40,016
U.S. Dollar	637,315	European Euro	627,207	State Street	11/22/22	20,414
U.S. Dollar	598,815	European Euro	596,264	State Street	11/22/22	12,349
U.S. Dollar	2,174,562	European Euro	2,174,392	UBS	11/22/22	35,897
U.S. Dollar	3,154,202	Danish Krone	23,270,481	Bank of America	12/7/22	69,664

						$6,945,442

New Zealand Dollar	54,844	U.S. Dollar	32,623	Citigroup	10/6/22	(1,943)
Australian Dollar	616,078	U.S. Dollar	397,051	Bank of America	10/19/22	(2,979)
Australian Dollar	511,749	U.S. Dollar	353,488	Bank of America	10/19/22	(26,150)

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Canadian Dollar	8,327,370	U.S. Dollar	6,322,250	UBS	10/24/22	(293,491)
U.S. Dollar	1,772,806	British Pound	1,587,659	State Street	10/25/22	(382)
U.S. Dollar	516,576	British Pound	462,647	State Street	10/25/22	(134)
U.S. Dollar	2,943,250	British Pound	2,660,622	State Street	10/25/22	(28,284)
U.S. Dollar	14,044,089	European Euro	14,556,862	State Street	10/28/22	(248,189)
U.S. Dollar	1,702,052	Swedish Krona	19,146,422	Citigroup	11/28/22	(29,590)

						$(631,142)

Total Net Forward Currency Contracts						$6,314,300

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (0.7%):
3,667	Airbus SE	$316,753
512	Avon Rubber plc	6,416
27,379	BAE Systems plc	240,492
1,060	Bombardier, Inc.*	18,979
1,689	CAE, Inc.*	25,912
3,081	Chemring Group plc	9,638
350	Dassault Aviation SA	39,745
116	Elbit Systems, Ltd.	22,025
89	Facc AG*	529
806	Hensoldt AG	16,186
865	Kongsberg Gruppen ASA	26,253
9,452	Leonardo SpA	66,879
1,132	LISI	19,767
392	MTU Aero Engines AG	59,145
19,005	QinetiQ Group plc	69,467
72,100	Rolls-Royce Holdings plc*	55,396
1,038	Saab AB	32,307
330	Safran SA	30,000
15,312	Senior plc*	19,887
17,800	Singapore Technologies Engineering, Ltd.	44,135
1,570	Thales SA	173,145

		1,293,056

Air Freight & Logistics (0.5%):
900	Apollo Senior Floating Rate Fund, Inc.	9,044
4,417	BPOST SA	23,624
2,399	Cia de Distribucion Integral Logista Holdings SA	43,648
6,355	CTT-Correios de Portugal SA	16,722
9,577	Deutsche Post AG	291,369
4,733	Freightways, Ltd.	25,964
73	ID Logistics Group*	17,912
37,500	Kerry Network, Ltd.	59,909
1,800	Konoike Transport Co., Ltd.	17,587
449	Mainfreight, Ltd.	16,888
1,800	Mitsui-Soko Holdings Co., Ltd.	38,316
1,146	Oesterreichische Post AG^	30,564
17,081	PostNL NV	28,472
26,724	Royal Mail plc	54,487
900	SBS Holdings, Inc.	17,375
3,000	SG Holdings Co., Ltd.	40,776
27,700	Singapore Post, Ltd.	10,533
5,312	Wincanton plc	17,380
4,400	Yamato Holdings Co., Ltd.	65,876

		826,446

Airlines (0.2%):
1,500	Air Canada*	18,028
80,763	Air New Zealand, Ltd.*	32,346
1,200	ANA Holdings, Inc.*	22,574
33,347	Cathay Pacific Airways, Ltd.*	34,951
7,555	Deutsche Lufthansa AG*	43,574
5,559	easyJet plc*	18,262
1,128	Exchange Income Corp.	33,843
2,400	Japan Airlines Co., Ltd.*	42,895
2,549	JET2 plc*	19,514
12,200	Singapore Airlines, Ltd.*	43,062

		309,049

Auto Components (1.6%):
1,000	Aisan Industry Co., Ltd.	4,729
3,500	Aisin Sieki Co., Ltd.	89,913
7,300	Akebono Brake Industry Co., Ltd.*	8,036
1,027	Akwel	14,754
1,388	Arb Corp., Ltd.	24,685

Shares		Value
Common Stocks, continued
Auto Components, continued
202	Autoneum Holding AG	$16,845
3,367	Brembo SpA	27,740
5,800	Bridgestone Corp.	187,520
1,647	Bulten AB	7,827
1,998	Cie Automotive SA	41,315
12,218	Cie Generale des Etablissements Michelin SCA	272,163
12,732	CIR SpA-Compagnie Industriali*	4,915
2,222	Continental AG	99,816
2,800	Daido Metal Co., Ltd.	9,321
2,400	Daikyonishikawa Corp.	8,841
1,800	Denso Corp.	82,170
8,224	Dometic Group AB(a)	41,974
1,800	Eagle Industry Co., Ltd.	13,508
673	Edag Engineering Group AG	6,682
1,724	ElringKlinger AG	10,006
1,500	Exco Technologies, Ltd.	8,362
1,700	Exedy Corp.	19,321
4,682	Faurecia SA*	50,016
627	Faurecia SE*	6,649
2,300	FCC Co., Ltd.	21,027
1,000	F-Tech, Inc.	3,406
4,000	Futaba Industrial Co., Ltd.	8,973
6,562	Gestamp Automocion SA(a)	19,561
1,400	G-Tekt Corp.	12,260
6,206	Gud Holdings, Ltd.	29,495
1,600	Hi-Lex Corp.	11,446
700	H-One Co., Ltd.	2,757
300	Imasen Electric Industrial	1,167
19,355	Johnson Electric Holdings, Ltd.	19,251
6,700	JTEKT Corp.	42,648
1,800	Kasai Kogyo Co., Ltd.*	2,344
258	Kendrion NV	3,488
1,800	Koito Manufacturing Co., Ltd.	24,671
25,060	Kongsberg Automotive ASA*	4,965
1,000	KYB Corp.	21,435
1,544	Leoni AG*	9,293
1,933	Linamar Corp.	75,307
3,438	Magna International, Inc.	163,030
3,413	Magna Internationl, Inc.	161,927
4,266	Martinrea International, Inc.	26,408
2,000	Mitsuba Corp.	5,346
2,500	Musashi Seimitsu Industry Co., Ltd.	26,959
4,800	NGK Spark Plug Co., Ltd.	85,151
6,600	NHK SPRING Co., Ltd.	38,903
600	Nichirin Co., Ltd.	6,326
2,300	Nifco, Inc.	47,892
2,200	Nippon Seiki Co., Ltd.	11,521
2,700	NOK Corp.	21,075
4,876	Nokian Renkaat OYJ	46,803
2,600	Pacific Industrial Co., Ltd.	18,329
13,329	Pirelli & C SpA(a)	43,363
1,743	Plastic Omnium SA	22,725
6,300	Press Kogyo Co., Ltd.	17,186
3,582	PWR Holdings, Ltd.	19,451
400	Riken Corp.	6,321
2,542	SAF-Holland SE	15,247
1,900	Sanoh Industrial Co., Ltd.	8,752
2,535	Schaeffler AG	11,467
700	Shoei Co., Ltd.	25,369
3,000	Stanley Electric Co., Ltd.	47,071
10,100	Sumitomo Electric Industries, Ltd.	102,537
2,900	Sumitomo Riko Co., Ltd.	11,302
6,400	Sumitomo Rubber Industries, Ltd.	51,017
300	T RAD Co., Ltd.	5,170

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Auto Components, continued
1,400	Tachi-S Co., Ltd.	$10,380
800	Taiho Kogyo Co., Ltd.	3,734
8,119	TI Fluid Systems plc(a)	10,885
2,500	Tokai Rika Co., Ltd.	23,831
2,500	Topre Corp.	19,210
4,500	Toyo Tire Corp.	48,920
1,700	Toyoda Gosei Co., Ltd.	25,723
2,900	Toyota Boshoku Corp.	35,598
700	Toyota Industries Corp.	33,357
1,500	TPR Co., Ltd.	12,345
2,800	TS Tech Co., Ltd.	27,517
2,000	Unipres Corp.	12,289
6,199	Valeo SA	93,159
384	Vitesco Technologies Group AG*	18,809
3,500	Yokohama Rubber Co., Ltd. (The)	53,828
600	Yorozu Corp.	3,323

		2,850,158

Automobiles (1.9%):
3,190	Bayerische Motoren Werke AG (BMW)	218,065
12,614	Daimler AG, Registered Shares	644,953
730	Ferrari NV	135,050
10,200	Honda Motor Co., Ltd.	222,228
11,100	Isuzu Motors, Ltd.	122,724
6,800	Mazda Motor Corp.	45,018
8,800	Mitsubishi Motors Corp.*	31,576
20,000	Nissan Motor Co., Ltd.	63,942
2,700	Nissan Shatai Co., Ltd.	15,156
8,981	Piaggio & C SpA	18,134
4,600	Renault SA*	123,531
41,262	Stellantis NV	487,489
5,200	Subaru Corp.	78,006
2,300	Suzuki Motor Corp.	71,356
57,920	Toyota Motor Corp.	754,039
504	Volkswagen AG	83,057
7,200	Yamaha Motor Co., Ltd.	134,939

		3,249,263

Banks (8.4%):
3,000	77th Bank	36,982
6,309	ABN AMRO Group NV(a)	56,541
15,084	AIB Group plc	36,325
500	Aichi Bank, Ltd. (The)	19,522
1,500	Akita Bank, Ltd. (The)	16,636
2,146	Aktia Bank OYJ	20,303
3,300	Aozora Bank, Ltd.	58,934
16,502	Australia & New Zealand Banking Group, Ltd.	239,549
1,000	Awa Bank, Ltd. (The)	13,070
195	Banca Monte dei Paschi di Siena SpA*	4,516
21,166	Banca Popolare di Sondrio SCPA	70,123
32,758	Banco Bilbao Vizcaya Argentaria SA, ADR	145,773
20,370	Banco Bilbao Vizcaya Argentaria SA	91,479
44,790	Banco Bpm SpA	116,447
106,975	Banco Comercial Portugues SA, Class R	12,663
238,968	Banco de Sabadell SA	159,348
6,287	Banco Santander SA, ADR	14,586
107,881	Banco Santander SA	250,704
8,101	Bank Hapoalim BM	68,342
16,026	Bank Leumi Le-Israel BM	136,792
37,836	Bank of East Asia, Ltd. (The)	41,301
974	Bank of Georgia Group plc	21,366
29,096	Bank of Ireland Group plc	185,968

Shares		Value
Common Stocks, continued
Banks, continued
900	Bank of Iwate, Ltd. (The)	$11,157
1,200	Bank of Kyoto, Ltd. (The)	43,933
316	Bank of Montreal	27,699
5,647	Bank of Montreal	494,903
500	Bank of Nagoya, Ltd. (The)	10,378
9,618	Bank of Nova Scotia	457,528
16,987	Bank of Queensland, Ltd.	70,436
2,000	Bank of The Ryukyus, Ltd.	10,582
16,597	Bankinter SA	93,038
71	Banque Cantonale de Geneve	12,121
916	Banque Cantonale Vaudois, Registered Shares	86,714
39,822	Barclays plc	63,474
20,949	Barclays plc, ADR	134,074
943	BAWAG Group AG(a)	40,459
13,509	Bendigo & Adelaide Bank, Ltd.	67,440
218	Berner Kantonalbank AG	47,484
6,853	BNP Paribas SA	289,272
27,542	BOC Hong Kong Holdings, Ltd.	91,058
34,804	BPER Banca	53,008
65,100	CaixaBank SA	209,746
6,788	Canadian Imperial Bank of Commerce	297,043
228	Canadian Imperial Bank of Commerce	9,980
4,227	Canadian Western Bank	68,828
5,000	Chiba Bank, Ltd. (The)	26,927
6,200	Chugoku Bank, Ltd. (The)^	39,117
700	Chukyo Bank, Ltd. (The)^	8,954
31,551	Commerzbank AG*	226,346
7,457	Commonwealth Bank of Australia	433,279
16,300	Concordia Financial Group, Ltd.	50,401
7,042	Credit Agricole SA	56,692
5,165	Credito Emiliano SpA	29,095
16,000	Dah Sing Banking Group, Ltd.	10,541
5,600	Dah Sing Financial Holdings, Ltd.	12,704
1,900	Daishi Hokuetsu Financial Group, Inc.	35,253
9,027	Danske Bank A/S	111,735
8,992	DBS Group Holdings, Ltd.	207,945
5,245	DNB Bank ASA	83,083
1,600	Ehime Bank, Ltd. (The)	9,486
2,450	Erste Group Bank AG	53,645
650	Fidea Holdings Co., Ltd.	5,669
7,039	Finecobank Banca Fineco SpA	86,504
3,600	First Bank of Toyama, Ltd. (The)	10,023
1,247	First International Bank of Israel	50,595
1,000	Fukui Bank, Ltd. (The)	9,453
4,900	Fukuoka Financial Group, Inc.	86,964
13,200	Gunma Bank, Ltd. (The)	35,791
9,200	Hachijuni Bank, Ltd. (The)	30,351
3,905	Hang Seng Bank, Ltd.	59,012
23,678	Heartland Group Holdings Npv	21,921
11,800	Hirogin Holdings, Inc.	49,606
1,000	Hokkoku Financial Holdings, Inc.	32,640
6,000	Hokuhoku Financial Group, Inc.	35,425
23,429	HSBC Holdings plc, ADR	610,794
9,400	Hyakugo Bank, Ltd. (The)	20,615
1,000	Hyakujushi Bank, Ltd. (The)^	11,530
757	Illimity Bank SpA*	5,079
17,920	ING Groep NV	153,629
93,838	Intesa Sanpaolo SpA	154,426
20,697	Isreal Discount Bank	104,235
9,500	Iyo Bank, Ltd. (The)	46,414
620	Jimoto Holdings, Inc.	1,999

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,200	Juroku Financial Group, Inc.	$20,250
2,048	Jyske Bank A/S*	105,679
3,985	KBC Group NV	186,903
5,800	Keiyo Bank, Ltd. (The)	18,939
400	Kita-Nippon Bank, Ltd. (The)	4,862
2,500	Kiyo Bank, Ltd. (The)	24,014
16,490	Kyushu Financial Group, Inc.^	43,634
1,296	Laurentian Bank of Canada	27,793
562	Liechtensteinische Landesbank AG	31,573
35,782	Lloyds Banking Group plc	16,344
111,585	Lloyds TSB Group plc, ADR	199,737
113	Luzerner Kantonalbank AG	46,460
24,670	Mebuki Financial Group, Inc.	48,108
11,475	Mediobanca SpA	89,694
62,500	Mitsubishi UFJ Financial Group, Inc.	281,878
800	Miyazaki Bank, Ltd. (The)	11,876
2,075	Mizrahi Tefahot Bank, Ltd.	72,684
12,880	Mizuho Financial Group, Inc.	139,174
1,300	Musashino Bank, Ltd. (The)	15,328
1,300	Nanto Bank, Ltd. (The)	18,891
21,042	National Australia Bank, Ltd.	385,740
5,532	National Bank of Canada	346,771
40,005	NatWest Group PLC	99,815
4,800	Nishi-Nippon Holdings, Inc.	24,913
19,269	Nordea Bank AB	164,960
7,300	North Pacific Bank, Ltd.	11,464
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	21,330
1,000	Oita Bank, Ltd. (The)	12,555
820	Okinawa Financial Group, Inc.	11,849
17,046	Oversea-Chinese Banking Corp., Ltd.	139,666
1,522	Procrea Holdings, Inc.	22,352
28,000	Public Financial Holdings, Ltd.	7,769
6,482	Raiffeisen International Bank-Holding AG	76,947
24,175	Resona Holdings, Inc.	88,282
1,156	Ringkjoebing Landbobank A/S	122,507
11,418	Royal Bank of Canada	1,028,077
3,753	Royal Bank of Canada	337,938
1,190	San Ju San Financial Group, Inc.	11,613
6,200	San-In Godo Bank, Ltd. (The)	30,030
11,600	Senshu Ikeda Holdings, Inc.	16,768
24,500	Seven Bank, Ltd.	43,887
1,300	Shiga Bank, Ltd. (The)	23,517
1,000	Shikoku Bank, Ltd. (The)	5,901
400	Shimizu Bank, Ltd. (The)	4,011
900	Shinsei Bank, Ltd.	12,918
5,900	Shizuoka Bank, Ltd. (The)	36,246
7,610	Skandinaviska Enskilda Banken AB, Class A	72,273
9,761	Societe Generale	193,641
3,426	Spar Nord Bank A/S	38,182
2,847	Sparebank 1 Sr-Bank ASA	26,609
121	St. Galler Kantonalbank AG	55,398
36,263	Standard Chartered plc	228,036
7,000	Sumitomo Mitsui Financial Group, Inc.	194,820
3,300	Sumitomo Mitsui Trust Holdings, Inc.	93,293
8,000	Suruga Bank, Ltd.	20,590
8,201	Svenska Handelsbanken AB, Class A	67,050
4,382	Swedbank AB, Class A	57,323
2,561	Sydbank A/S	70,128
6,500	Toho Bank, Ltd. (The)	9,103
1,100	Tokyo Kiraboshi Financial Group, Inc.	16,160

Shares		Value
Common Stocks, continued
Banks, continued
7,500	Tomony Holdings, Inc.	$16,085
7,456	Toronto-Dominion Bank (The)	457,276
1,920	Toronto-Dominion Bank (The)	117,769
2,100	Towa Bank, Ltd. (The)	7,448
6,200	Tsukuba Bank, Ltd.	7,943
48,238	Unicaja Banco SA(a)	43,545
13,288	Unicredit SpA	134,350
6,327	United Overseas Bank, Ltd.	114,904
405	Valiant Holding AG	38,394
764	Van Lanschot Kempen NV	14,771
34,734	Virgin Money UK plc	47,840
239	Walliser Kantonalbank	26,895
18,223	Westpac Banking Corp.	239,235
1,600	Yamagata Bank, Ltd. (The)	11,010
7,200	Yamaguchi Financial Group, Inc.	38,245
1,800	Yamanashi Chuo Bank, Ltd. (The)	14,334
6	Zuger Kantonalbank AG	43,291

		14,533,091

Beverages (1.1%):
1,900	Andrew Peller, Ltd.	7,717
6,745	Anheuser-Busch InBev NV	305,084
2,000	Asahi Breweries, Ltd.	62,051
10,973	Britvic plc	87,222
13,700	Budweiser Brewing Co. APAC, Ltd.(a)	35,710
14,772	C&C Group plc*	24,623
1,234	Carlsberg A/S, Class B	144,009
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	21,382
2,675	Coca-Cola European Partners plc	115,694
2,705	Coca-Cola HBC AG	56,913
3,646	David Campari-Milano NV	32,336
2,283	Diageo plc, ADR	387,676
812	Fevertree Drinks plc	7,528
1,423	Heineken NV	124,731
1,000	ITO EN, Ltd.	40,247
2,300	Kirin Holdings Co., Ltd.	35,428
109	Laurent-Perrier	10,252
653	Olvi OYJ	20,144
440	Pernod Ricard SA	80,412
4,250	Primo Water Corp.	53,294
194	Remy Cointreau SA	32,147
1,456	Royal Unibrew A/S	94,245
1,600	Sapporo Breweries, Ltd.	35,194
700	Suntory Beverage & Food, Ltd.	24,843
4,200	Takara Holdings, Inc.	30,734
5,295	Treasury Wine Estates, Ltd.	42,623

		1,912,239

Biotechnology (0.5%):
143	Argenx SE*	51,095
1,271	Bavarian Nordic A/S*	37,086
1,455	BioGaia AB	10,065
760	Clinuvel Pharmaceuticals, Ltd.	8,943
1,830	CSL, Ltd.	331,743
765	Galapagos NV*	32,729
573	Genmab A/S*	184,734
402	Genus plc	11,603
2,347	Grifols SA*	20,090
5,747	Knight Therapeutics, Inc.*	22,094
6,442	Mesoblast, Ltd.*	3,186
1,700	Peptidream, Inc.*	18,680
176	Pharma Mar SA	9,272
9,303	Pharming Group NV*	9,622
4,999	PureTech Health PLC*	13,655
1,829	Swedish Orphan Biovitrum AB*	35,424

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
1,100	Takara Bio, Inc.	$12,847
1,155	Zealand Pharma A/S*	26,047

		838,915

Building Products (1.1%):
4,400	AGC, Inc.	136,779
1,100	AICA Kogyo Co., Ltd.	23,842
2,028	Arbonia AG	23,140
1,761	ASSA Abloy AB, Class B	32,926
173	Belimo Holding AG, Class R	63,369
2,400	Bunka Shutter Co., Ltd.	17,003
532	Carel Industries SpA(a)	9,940
1,800	Central Glass Co., Ltd.	41,181
6,649	Cie de Saint-Gobain	237,093
1,000	Daikin Industries, Ltd.	154,541
114	dorma kaba Holding AG	38,404
13,219	Fletcher Building, Ltd.	35,826
451	Geberit AG, Registered Shares	193,002
5,784	Genuit Group plc	18,707
12,753	Gwa Group, Ltd.	15,514
3,298	Inrom Construction Industries, Ltd.	13,080
2,938	Inwido AB	23,105
2,153	Kingspan Group plc	96,181
2,801	Lindab International AB	31,058
4,900	Lixil Corp.^	71,013
1,773	Munters Group AB(a)	12,324
2,012	Nibe Industrier AB, Class B	17,874
2,700	Nichias Corp.	41,969
1,100	Nichiha Corp.	20,921
1,552	Nordic Waterproofing Holding AB	20,861
1,500	Noritz Corp.	15,987
1,400	Okabe Co., Ltd.	6,266
8,716	Reliance Worldwide Corp., Ltd.	18,631
232	ROCKWOOL A/S, Class B	36,377
144	Rockwool International A/S	22,755
1,900	Sankyo Tateyama, Inc.	7,773
6,100	Sanwa Holdings Corp.	52,558
47	Schweiter Technologies AG	34,906
900	Shin Nippon Air Technologies Co., Ltd.	11,216
1,800	Sinko Industries, Ltd.	18,487
3,824	Systemair AB	17,287
1,800	Takara Standard Co., Ltd.	16,128
1,000	TOTO, Ltd.	33,396
7,093	Tyman plc	15,539
2,971	Uponor OYJ	39,003
3,919	Volution Group PLC	12,729
40,000	Xinyi Glass Holdings, Ltd.	57,938
533	Zehnder Group AG	27,312

		1,833,941

Capital Markets (2.6%):
14,676	3i Group plc	176,177
24,792	ABG Sundal Collier Holding ASA	12,517
3,200	AGF Management, Ltd.	14,040
1,600	Aizawa Securities Co., Ltd.	7,121
8,821	AJ Bell plc	26,479
143	Alantra Partners SA	1,585
903	Altamir	20,206
1,012	Amundi SA(a)	41,957
7,128	Anima Holding SpA(a)	20,207
5,351	Ashmore Group plc	11,726
670	ASX, Ltd.	30,801
1,222	Avanza Bank Holding AB	18,434
4,260	Azimut Holding SpA	60,621
600	Banca Generali SpA	16,597
521	Bellevue Group AG	15,992

Shares		Value
Common Stocks, continued
Capital Markets, continued
2,300	Brookfield Asset Management, Inc., Class A	$94,102
614	Brookfield Asset Management, Inc., Class A	25,106
2,383	Bure Equity AB	38,877
2,497	Canaccord Genuity Group, Inc.	12,239
7,682	CI Financial Corp.	73,639
119	Cie Financiere Tradition SA	12,552
5,230	Close Brothers Group plc	53,923
5,668	CMC Markets PLC(a)	13,892
20,849	Credit Suisse Group AG	82,185
4,319	Credit Suisse Group AG, ADR^	16,930
18,300	Daiwa Securities Group, Inc.	71,716
4,462	Dea Capital SpA	4,381
12,602	Deutsche Bank AG	94,245
10,467	Deutsche Bank AG, Registered Shares	77,456
552	Deutsche Beteiligungs AG	11,655
438	Deutsche Boerse AG	72,100
329	DWS Group GmbH Co. KGaA(a)	7,867
5,622	EFG International AG	44,441
258,000	Emperor Capital Group, Ltd.*	1,732
1,726	Euronext NV(a)	109,202
2,000	Fiera Capital Corp.	12,583
1,407	Flow Traders(a)	26,518
10,649	GAM Holding AG*	9,871
2,674	Georgia Capital plc*	18,475
856	Gimv NV	36,651
2,400	GMO Financial Holdings, Inc.	11,884
1,175	Guardian Capital Group, Ltd., Class A	22,756
142,000	Guotai Junan International Hol	10,492
148,767	Haitong International Securities*	12,639
4,181	Hargreaves Lansdown plc	40,122
6,594	Hong Kong Exchanges & Clearing, Ltd.	223,894
2,100	iFAST Corp., Ltd.	5,796
8,570	IG Group Holdings plc	72,682
1,732	IGM Financial, Inc.	43,162
647	Impax Asset Management Group plc	3,757
21,365	Insignia Financial, Ltd.	40,090
2,872	IntegraFin Holdings plc	7,062
5,770	Intermediate Capital Group plc	62,801
22,533	Investec plc	90,696
49,718	IP Group plc	32,381
1,700	IwaiCosmo Holdings, Inc.	14,227
3,400	JAFCO Group Co., Ltd.	50,045
4,800	Japan Exchange Group, Inc.	64,895
4,910	Julius Baer Group, Ltd.	213,694
17,082	Jupiter Fund Management plc	17,477
138,000	Kingston Financial Group, Ltd.*	3,657
800	Kyokuto Securities Co., Ltd.	3,680
957	London Stock Exchange Group plc	80,679
500	M&A Capital Partners Co., Ltd.*	12,853
1,267	Macquarie Group, Ltd.	122,927
3,050	Magellan Financial Group, Ltd.	21,784
50,276	Man Group plc/Jersey	125,204
2,300	Marusan Securities Co., Ltd.	6,889
1,180,000	Mason Group Holdings, Ltd.*	3,624
2,600	Matsui Securities Co., Ltd.	14,026
2,900	Mito Securities Co., Ltd.	4,736
3,035	MLP SE	15,445
5,700	Monex Group, Inc.^	17,504
4,905	Navigator Global Investments, Ltd.	3,524
3,008	Netwealth Group, Ltd.	23,013

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
14,364	Ninety One plc	$29,064
19,100	Nomura Holdings, Inc.	63,063
2,691	Nordnet AB Publ	30,566
15,979	NZX, Ltd.	10,734
3,800	Okasan Securities Group, Inc.	8,572
253	Partners Group Holding AG	203,293
9,039	Pendal Group, Ltd.	25,851
1,616	Perpetual, Ltd.	24,421
11,593	Platinum Asset Management, Ltd.	12,500
2,595	Polar Capital Holdings plc	11,905
38,911	Quilter PLC(a)	39,703
1,470	Rathbones Group plc	26,797
9,785	Ratos AB, Class B	33,388
1,549	Rothschild & Co.	50,681
4,200	SBI Holdings, Inc.	75,486
15,633	Schroders PLC	67,667
8,200	Singapore Exchange, Ltd.	53,774
840	Sparx Group Co., Ltd.	7,703
5,446	St. James Place plc	62,109
700	Strike Co., Ltd.	18,462
388	Swissquote Group Holding SA	40,288
2,584	Tamburi Investment Partners SP	16,578
375	Tikehau Capital SCA	9,084
531	TMX Group, Ltd.	48,848
8,500	Tokai Tokyo Financial Holdings, Inc.^	20,756
4,000	Toyo Securities Co., Ltd.	7,225
30,858	TP ICAP Group plc	67,274
15,471	UBS Group AG	223,539
20,430	Uob-Kay Hian Holdings, Ltd.	19,214
1,000	Uzabase, Inc.*	4,502
22,000	Value Partners Group, Ltd.	5,202
1,052	Vontobel Holding AG	56,385
245	Vp Bank AG, Registered Shares	21,991
550	VZ Holding AG	38,514
29,400	Yangzijiang Financial Holding, Ltd.*	7,656

		4,439,690

Chemicals (4.0%):
900	Achilles Corp.	8,100
3,300	Adeka Corp.	49,411
1,298	Air Liquide SA	147,777
7,800	Air Water, Inc.	92,254
2,230	Akzo Nobel NV	125,744
700	Arakawa Chemical Industries, Ltd.	4,754
2,608	Arkema SA	190,183
26,600	Asahi Kasei Corp.	175,947
1,100	ASAHI YUKIZAI Corp.	16,741
11,335	BASF SE	439,208
1,939	Borregaard ASA	22,903
52,400	China Sunsine Chemical Holdings, Ltd.	16,395
1,971	Christian Hansen Holding A/S	96,634
1,600	CI Takiron Corp.	5,779
8,231	Clariant AG	131,023
1,435	Corbion NV	35,684
6,863	Covestro AG(a)	198,392
752	Croda International plc	53,706
1,000	Dai Nippon Toryo Co., Ltd.	4,946
7,200	Daicel Corp.	42,552
900	Dainichiseika Color & Chemical	10,556
2,800	Dainippon Ink & Chemicals, Inc.	46,657
3,100	Denka Co., Ltd.	68,145
18,377	Elementis plc*	18,430
2,854	Elkem ASA(a)	9,201
58	EMS-Chemie Holding AG	36,512
8,516	Ercros SA	22,436

Shares		Value
Common Stocks, continued
Chemicals, continued
9,485	Essentra plc	$19,065
4,931	Evonik Industries AG	83,137
1,660	FUCHS PETROLUB SE	42,228
701	FUCHS PETROLUB SE	15,507
300	Fujimori Kogyo Co., Ltd.	6,620
700	Fuso Chemical Co., Ltd.	15,085
77	Givaudan SA, Registered Shares	232,196
200	Gurit Holding AG	14,650
6,252	Hexpol AB	51,169
700	Hodogaya Chemical Co., Ltd.	13,929
3,950	ICL Group, Ltd.	31,734
33,855	Incitec Pivot, Ltd.	76,219
1,500	Ishihara Sangyo Kaisha, Ltd.	10,590
1,000	JCU Corp.	20,111
4,348	Johnson Matthey plc	88,385
700	Jsp Corp.	6,755
1,200	JSR Corp.	22,871
5,723	K+S AG, Registered Shares	108,876
2,000	Kaneka Corp.	50,016
1,300	Kansai Paint Co., Ltd.	18,435
3,300	Kanto Denka Kogyo Co., Ltd.	21,078
4,999	Kemira OYJ	55,090
1,400	Kh Neochem Co., Ltd.	25,569
1,500	Koatsu Gas Kogyo Co., Ltd.	6,466
1,210	Koninklijke DSM NV	137,217
1,000	Konishi Co., Ltd.	10,769
11,800	Kuraray Co., Ltd.	82,751
600	Kureha Corp.	36,700
3,226	Lanxess AG	94,455
379	Lenzing AG	20,615
1,300	Lintec Corp.	19,986
700	Methanex Corp.	22,299
929	Methanex Corp.	29,607
28,100	Mitsubishi Chemical Holdings Corp.	129,052
3,000	Mitsubishi Gas Chemical Co., Inc.	39,395
5,700	Mitsui Chemicals, Inc.	111,316
12,400	Nanofilm Technologies International, Ltd.	17,961
800	Nihon Kagaku Sangyo Co., Ltd.	5,688
2,300	Nihon Nohyaku Co., Ltd.	13,479
2,600	Nihon Parkerizing Co., Ltd.	16,762
600	Nippon Chemical Industrial Co., Ltd.	7,774
5,500	Nippon Kayaku Co., Ltd.	44,103
2,100	Nippon Paint Holdings Co., Ltd.	14,067
1,400	Nippon Pillar Packing Co., Ltd.	22,177
3,000	Nippon Sanso Holdings Corp.	47,390
700	Nippon Shokubai Co., Ltd.	26,169
800	Nippon Soda Co., Ltd.	24,402
1,500	Nissan Chemical Corp.	67,044
1,900	Nitto Denko Corp.	103,035
1,000	NOF Corp.	36,262
1,377	Novozymes A/S, Class B	68,693
8,438	Nufarm, Ltd.	26,742
3,137	Nutrien, Ltd.	261,563
2,335	Nutrien, Ltd.	194,752
1,928	OCI NV	70,884
500	Okamoto Industries, Inc.	12,283
600	Okura Industrial Co., Ltd.	7,394
8,809	Orica, Ltd.	73,941
900	Osaka Organic Chemical Industry, Ltd.	12,506
2,613	Recticel SA	34,283
2,800	Riken Technos Corp.	9,730
500	Sakai Chemical Industry Co., Ltd.	6,486
2,400	Sakata Inx Corp.	16,228

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
700	Sanyo Chemical Industries, Ltd.	$21,213
900	Sekisui Plastics Co., Ltd.	2,478
1,100	Shikoku Chemicals Corp.	9,336
2,200	Shin-Etsu Chemical Co., Ltd.	218,498
1,800	Shin-Etsu Polymer Co., Ltd.	14,949
5,600	Showa Denko K.K.	79,722
1,519	Sika AG	304,239
1,754	SOL SpA	26,810
2,258	Solvay SA	172,698
400	Stella Chemifa Corp.	6,945
900	Sumitomo Bakelite Co., Ltd.	24,726
24,900	Sumitomo Chemical Co., Ltd.	85,983
300	Sumitomo Seika Chemicals Co. Ltd.	6,188
514	Symrise AG	50,571
13,110	Synthomer plc	15,477
700	T Hasegawa Co., Ltd.	14,401
1,200	T&K Toka Co., Ltd.	7,277
600	Taiyo Holdings Co., Ltd.	9,984
600	Takasago International Corp.	10,992
600	Tayca Corp.	5,089
7,900	Teijin, Ltd.	76,656
500	Tenma Corp.	6,612
625	Tessenderlo Group SA*	18,394
4,900	Toagosei Co., Ltd.	36,606
6,900	Tokai Carbon Co., Ltd.	46,822
2,900	Tokuyama Corp.^	34,958
600	Tokyo Ohka Kogyo Co., Ltd.	25,107
21,000	Toray Industries, Inc.	103,084
5,100	Tosoh Corp.	56,957
1,200	Toyo Ink SC Holdings Co., Ltd.	15,776
3,400	Toyobo Co., Ltd.	24,360
4,800	Ube Industries, Ltd.	64,327
3,116	Umicore SA	90,331
1,051	Victrex plc	19,423
329	Wacker Chemie AG	34,035
1,428	Yara International ASA	49,940
2,900	Zeon Corp.	25,678

		6,898,453

Commercial Services & Supplies (1.3%):
800	AEON Delight Co., Ltd.^	15,701
23,247	Babcock International Group plc*	71,768
581	Befesa SA(a)	17,720
9,829	Biffa plc(a)	45,122
896	Bilfinger SE	22,621
1,670	Black Diamond Group, Ltd.	4,595
200	Boyd Group Services, Inc.	25,188
14,490	Brambles, Ltd.	105,110
3,076	Bravida Holding AB(a)	25,215
200	Calian Group, Ltd.	8,099
2,850	Caverion Corp.	11,950
300	Central Security Patrols Co., Ltd.	4,918
338	Cewe Stiftung & Co. KGAA	24,515
49,124	Cleanaway Waste Management, Ltd.	85,267
10,948	Collection House, Ltd.*	—
1,829	Coor Service Management Holding AB(a)	12,422
2,400	CTS Co., Ltd.	12,105
3,200	Dai Nippon Printing Co., Ltd.	63,864
6,041	De La Rue plc*	5,800
3,731	Derichebourg SA	14,798
2,180	Dexterra Group, Inc.	9,075
25,208	Downer EDI, Ltd.	73,096
1,100	Duskin Co., Ltd.	21,608
7,850	Elis SA	79,086
300	GDI Integrated Facility Services, Inc.*	9,285

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
900	GFL Environmental, Inc.	$22,748
435	GL Events*	6,304
12,057	HomeServe plc	159,283
900	Inaba Seisakusho Co., Ltd.	8,400
2,297	Intrum AB	28,859
5,989	ISS A/S*	91,727
1,800	Itoki Corp.	4,987
1,900	Japan Elevator Service Holdings Co., Ltd.	24,511
3,300	Kokuyo Co., Ltd.	41,934
400	Kyodo Printing Co., Ltd.	6,787
2,302	Lassila & Tikanoja OYJ	22,369
3,325	Loomis AB	81,635
700	Matsuda Sangyo Co., Ltd.	10,464
5,449	Mears Group plc	11,691
51,653	Mitie Group plc	35,930
1,400	NAC Co., Ltd.	8,885
15,900	Nippon Parking Development Co., Ltd.	22,104
1,600	Okamura Corp.	15,289
1,100	Oyo Corp.	14,104
2,700	Park24 Co., Ltd.*	34,945
2,696	PayPoint plc	17,900
1,100	Pilot Corp.	41,515
2,400	Prestige International, Inc.	10,431
13,654	Prosegur Cia de Seguridad SA	20,682
1,158	Renewi plc*	7,233
20,405	Rentokil Initial plc	107,722
2,500	Ritchie Bros Auctioneers, Inc.	156,223
3,299	RPS Group plc	8,662
900	Sato Holdings Corp.	11,206
700	Secom Co., Ltd.	39,778
7,978	Securitas AB, Class B^	55,573
14,890	Serco Group plc	25,797
3,267	Smartgroup Corp., Ltd.	10,436
787	Societe BIC SA	49,988
1,400	Sohgo Security Services Co., Ltd.	35,259
4,477	Spie SA	93,547
700	Studio Alice Co., Ltd.	10,345
1,392	TOMRA Systems ASA	24,470
3,280	TOPPAN, INC.	48,952
580	Waste Connections, Inc.	78,375
200	Waste Connections, Inc.	27,027

		2,303,005

Communications Equipment (0.3%):
2,301	ADTRAN Holdings, Inc.	45,054
700	Aiphone Co., Ltd.	9,171
700	DKK Co., Ltd.	10,481
737	HMS Networks AB	19,925
500	Icom, Inc.	9,035
13,669	Nokia Oyj, ADR	58,367
14,635	Nokia OYJ	62,484
10,200	Quarterhill, Inc.	12,111
418	RTX A/S*	6,314
600	Sierra Wireless, Inc.*	18,241
10,363	Spirent Communications plc	30,361
684	Telefonaktiebolaget LM Ericsson, Class A	4,107
28,485	Telefonaktiebolaget LM Ericsson, Class B	165,975
5,700	VTech Holdings, Ltd.	32,574

		484,200

Construction & Engineering (2.0%):
733	Ackermans & Van Haaren NV	92,760

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
5,301	ACS Actividades de Construccion y Servicios SA	$118,613
3,353	Aecon Group, Inc.	23,111
1,375	AF Gruppen ASA	17,427
2,520	Arcadis NV	81,557
600	Asanuma Corp.	11,104
1,130	Ashtrom Group, Ltd.	23,758
1,410	Badger Infrastructure Solutions, Ltd.	28,737
20,372	Balfour Beatty plc	69,096
519	Bauer AG*	3,252
1,400	Bird Construction, Inc.	6,041
16,800	Boustead Singapore, Ltd.	9,005
4,545	Bouygues SA	118,385
209	Burkhalter Holding AG	15,746
4,600	Chiyoda Corp.*	12,135
1,700	Chudenko Corp.	24,589
494	Cie d’Entreprises CFE SA*	4,699
1,721	ComSys Holdings Corp.	29,149
6,098	Costain Group plc*	2,724
500	Dai-Dan Co., Ltd.	7,408
900	Daiho Corp.	25,869
3,146	Eiffage SA	251,807
2,783	Elecnor SA	27,505
44	Electra, Ltd./Israel	24,643
7,737	Eltel AB*(a)	4,662
37,002	Empresas ICA SAB de C.V.*	156
3,070	Ferrovial SA	69,662
1,664	FLSmidth & Co. A/S	35,877
2,073	Fomento de Construcciones y Contratas SA	16,701
440	Fudo Tetra Corp.	4,484
4,141	Fugro NV*	42,072
200	Fukuda Corp.	6,643
4,363	Galliford Try Holdings plc	7,141
6,000	Hazama Ando Corp.	34,732
1,929	Heijmans NV	17,932
600	Hibiya Engineering, Ltd.	7,688
637	Hochtief AG	30,420
1,093	Implenia AG*	34,885
6,236	INFRONEER Holdings, Inc.	42,158
3,147	Instalco AB	12,521
4,300	JGC Holdings Corp.	53,896
10,188	Johns Lyng Group, Ltd.	40,492
5,400	Kajima Corp.	51,302
3,000	Kandenko Co., Ltd.	17,268
3,807	Keller Group plc	26,572
2,500	Kinden Corp.	26,430
15,900	Koninklijke BAM Groep NV*	39,084
1,600	Kumagai Gumi Co., Ltd.	27,918
2,500	Kyowa Exeo Corp.	36,134
1,700	Kyudenko Corp.	32,351
9,546	Maire Tecnimont SpA	22,344
21,000	MECOM Power And Construction, Ltd.	4,914
1,700	Meisei Industrial Co., Ltd.	8,258
3,300	Mirait Holdings Corp.	33,493
1,475	Monadelphous Group, Ltd.	12,224
1,922	Morgan Sindall Group plc	31,487
3,087	NCC AB, Class B	22,116
1,000	Nichireki Co., Ltd.	8,876
1,600	Nippon Densetsu Kogyo Co., Ltd.	20,340
700	Nippon Koei Co., Ltd.	17,298
100	Nippon Road Co., Ltd. (The)	3,970
1,900	Nishimatsu Construction Co., Ltd.	49,877
20,879	NRW Holdings, Ltd.	31,502

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
9,100	Obayashi Corp.	$58,440
6,495	Obrascon Huarte Lain SA*	3,338
1,100	Okumura Corp.	21,656
8,600	Oriental Shiraishi Corp.	14,629
5,969	Peab AB	28,497
8,700	Penta-Ocean Construction Co., Ltd.	43,780
726	Per Aarsleff Holding A/S	17,830
2,400	Raiznext Corp.	19,540
16,642	Sacyr SA	36,326
1,900	Sanki Engineering Co., Ltd.	20,812
1,700	Seikitokyu Kogyo Co., Ltd.	8,879
40,165	Service Stream, Ltd.	17,313
3,211	Shapir Engineering And Indus	26,050
4,549	Shikun & Binui, Ltd.*	18,459
6,700	Shimizu Corp.	32,882
1,500	Shinnihon Corp.	7,338
4,094	Skanska AB, Class B	50,912
3,001	SNC-Lavalin Group, Inc.	49,973
881	Strabag Se	33,303
6,980	Sumitomo Mitsui Construction	21,487
3,299	Sweco AB	27,517
700	Taihei Dengyo Kaisha, Ltd.	16,179
800	Taikisha, Ltd.	17,820
2,400	Taisei Corp.	66,765
1,400	Takamatsu Construction Group C	18,207
400	Tekken Corp.	4,909
900	TOA Corp.	15,495
400	TOA Road Corp.	16,108
1,630	Tobishima Corp.	11,698
6,900	Toda Corp.^	35,544
400	Toenec Corp.	9,422
1,000	Tokyo Energy & Systems, Inc.	6,684
5,100	Tokyu Construction Co., Ltd.^	22,269
1,100	Totetsu Kogyo Co., Ltd.	17,636
4,300	Toyo Construction Co., Ltd.	25,317
2,100	Toyo Engineering Corp.*	8,142
3,109	Veidekke ASA	23,190
4,808	Vinci SA	386,146
755	WSP Global, Inc.	83,153
1,700	Yahagi Construction Co., Ltd.	8,656
3,849	YIT OYJ	10,818
1,200	Yokogawa Bridge Holdings Corp.	15,803
1,200	Yurtec Corp.	5,854

		3,399,776

Construction Materials (0.8%):
13,883	Adbri, Ltd.	16,206
1,800	Asia Pile Holdings Corp.	6,017
2,976	Brickworks, Ltd.	40,635
2,431	Buzzi Unicem SpA	34,461
13,416	CRH plc, ADR	432,398
22,791	CSR, Ltd.	64,653
3,367	Forterra PLC(a)	8,814
1,160	H+H International A/S, Class B*	15,306
3,574	HeidelbergCement AG	143,141
6,293	Holcim, Ltd.	256,792
13,005	Ibstock plc(a)	23,692
1,243	Imerys SA	37,545
4,513	James Hardie Industries SE	87,874
400	Krosaki Harima Corp.	12,816
600	Maeda Kosen Co., Ltd.	13,157
5,422	Marshalls plc	17,669
2,500	Nippon Concrete Industries Co., Ltd.	4,235
405	Rhi Magnesita NV	7,607
500	Shinagawa Refractories Co., Ltd.	12,971
123	STO SE & Co KGaA	14,936

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction Materials, continued
1,500	Sumitomo Osaka Cement Co., Ltd.	$33,816
3,800	Taiheiyo Cement Corp.	53,714
1,300	TYK Corp.	2,310
998	Vicat	22,421
1,393	Wienerberger AG	27,924

		1,391,110

Consumer Finance (0.3%):
10,300	ACOM Co., Ltd.	22,168
3,700	AEON Financial Service Co., Ltd.	36,686
7,800	Aiful Corp.	20,339
8,198	Axactor SE*	4,077
974	Cembra Money Bank AG	68,967
1,607	Credit Corp. Group, Ltd.	17,760
5,500	Credit Saison Co., Ltd.	64,556
18,226	Eclipx Group, Ltd.*	26,091
873	Gruppo MutuiOnline SpA	17,141
2,616	H&T Group plc	12,680
5,740	Hoist Finance AB*(a)	14,363
17,800	Hong Leong Finance, Ltd.	29,321
14,415	International Personal Finance	13,178
2,917	Isracard, Ltd.	8,021
4,300	J Trust Co., Ltd.	16,998
1,300	Jaccs Co., Ltd.	32,296
8,673	Money3 Corp., Ltd.	9,987
1,520	Orient Corp.	12,043
213,600	Oshidori International Holdings, Ltd.*	7,343
2,100	Premium Group Co., Ltd.	25,813
4,742	Provident Financial plc	8,792
4,452	Resurs Holding AB(a)	8,158
38,000	Sun Hung Kai & Co., Ltd.	13,689

		490,467

Containers & Packaging (0.7%):
3,618	BillerudKorsnas AB	42,303
4,231	Cascades, Inc.	24,629
1,780	CCL Industries, Inc.	86,294
31,429	DS Smith plc	89,220
1,600	FP Corp.	39,043
1,900	Fuji Seal International, Inc.	20,125
1,000	Hokkan Holdings, Ltd.	8,740
3,405	Huhtamaki OYJ	108,533
149	Mayr Melnhof Karton AG	19,121
28,458	Orora, Ltd.	54,299
6,607	Pact Group Holdings, Ltd.	5,677
8,600	Rengo Co., Ltd.	49,981
7,369	SIG Group AB	149,747
8,090	Smurfit Kappa Group plc	228,520
500	Taisei Lamick Co., Ltd.	9,478
600	Tomoku Co., Ltd.	5,906
4,000	Toyo Seikan Group Holdings, Ltd.	48,282
3,570	Transcontinental, Inc.	41,588
2,064	Verallia SA(a)	46,266
750	Vetropack Holding AG	22,145
753	Vidrala SA	43,824
700	Winpak, Ltd.	22,771
840	Zignago Vetro SpA	9,076

		1,175,568

Distributors (0.2%):
600	Arata Corp.	17,041
11,493	Bapcor, Ltd.	44,966
1,300	Central Automotive Products, Ltd.	19,759
484	D’ieteren Group	67,905
1,000	Doshisha Co., Ltd.	9,972
4,313	Headlam Group plc	11,124
12,144	Inchcape plc	91,367

Shares		Value
Common Stocks, continued
Distributors, continued
400	Paltac Corp.	$12,334
85	Tadiran Group, Ltd.	11,918
1,142	Uni-Select, Inc.*	30,162

		316,548

Diversified Consumer Services (0.1%):
3,986	Academedia AB(a)	17,274
2,000	Benesse Holdings, Inc.	29,630
3,227	Dignity plc*	13,359
8,000	EC Healthcare	4,960
44,648	G8 Education, Ltd.	27,239
1,700	IBJ, Inc.	10,303
2,039	IDP Education, Ltd.	34,110
1,407	InvoCare, Ltd.	9,037
400	Park Lawn Corp.	6,971
25,000	Perfect Medical Health Management, Ltd.	10,604
900	QB Net Holdings Co., Ltd.	8,394
2,600	Riso Kyoiku Co., Ltd.	5,757

		177,638

Diversified Financial Services (0.9%):
1,439	ABC arbitrage	9,009
84,183	AMP, Ltd.*	58,449
3,396	Banca Farmafactoring SpA(a)	22,516
1,684	Banca IFIS SpA	18,555
5,878	Banca Mediolanum SpA	36,809
4,759	Burford Capital, Ltd.	34,934
16,703	Challenger, Ltd.	62,631
2,280	doValue SpA(a)	11,952
5,800	Ecn Capital Corp.	19,191
800	eGuarantee, Inc.	13,821
16,244	Element Fleet Management Corp.	191,701
926	Eurazeo SE	48,343
1,700	Financial Products Group Co., Ltd.	13,323
900	Fuyo General Lease Co., Ltd.	49,147
565	GRENKE AG	10,319
20,600	G-Resources Group, Ltd.	4,304
88	Hypoport SE*	7,804
800	Japan Investment Adviser Co., Ltd.	7,319
4,600	Japan Securities Finance Co., Ltd.	26,106
48,691	M&G plc	89,620
24,220	Mitsubishi HC Capital, Inc.	104,207
1,000	Mizuho Leasing Co., Ltd.^	21,538
900	NEC Capital Solutions, Ltd.	12,848
16,085	Ofx Group, Ltd.*	25,962
7,289	Omni Bridgeway, Ltd.*	17,512
2,247	Onex Corp.	103,077
12,700	ORIX Corp.	178,637
4,583	Plus500, Ltd.	83,711
1,100	Ricoh Leasing Co., Ltd.^	26,835
45,834	Standard Life Aberdeen plc	69,633
1,500	Tokyo Century Corp.	47,898
1,700	Zenkoku Hosho Co., Ltd.	56,270

		1,483,981

Diversified Telecommunication Services (2.4%):
900	ARTERIA Networks Corp.	7,417
4,380	BCE, Inc.	183,673
974	BCE, Inc.	40,850
36,348	Bezeq The Israeli Telecommunication Corp., Ltd.	59,598
203,849	BT Group plc	275,554
930	Cellnex Telecom SAU(a)	28,669
20,039	Chorus, Ltd.	84,979
90,000	CITIC Telecom International Holdings, Ltd.	29,126

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
42,810	Deutsche Telekom AG	$733,742
3,188	Elisa OYJ	144,558
2,209	Gamma Communications plc	25,757
7,634	Helios Towers PLC*	9,556
27,500	HKBN, Ltd.	21,328
98,295	HKT Trust & HKT, Ltd.	114,968
3,856	Infrastrutture Wireless Italiane SpA(a)	33,708
2,800	Internet Initiative Japan, Inc.	42,569
69,090	Koninklijke KPN NV	187,187
3,548	Liberty Global plc, Class C*	58,542
41,300	NetLink NBN Trust	26,016
5,000	Nippon Telegraph & Telephone Corp.	134,909
50,803	Orange SA	459,328
132,202	PCCW, Ltd.	59,724
5,067	Proximus SADP	52,493
21,500	Singapore Telecommunications, Ltd.	39,583
16,483	Spark New Zealand, Ltd.	46,154
12,209	Superloop, Ltd.*	5,114
761	Swisscom AG	355,511
210,041	Telecom Italia SpA*	37,620
334,376	Telecom Italia SpA*	62,054
45,006	Telefonica Deutschland Holding AG	91,136
107,420	Telefonica SA	354,082
4,768	Telekom Austria AG	27,515
4,475	Telenor ASA	40,863
40,221	Telia Co AB	115,827
34,939	Telstra Corp., Ltd.	85,614
669	TELUS Corp.	13,286
4,669	TPG Telecom, Ltd.	14,394
7,091	Tuas, Ltd.*	6,708
3,566	United Internet AG, Registered Shares	67,249
900	Usen-Next Holdings Co., Ltd.	12,303

		4,189,264

Electric Utilities (1.3%):
829	Acciona SA	146,300
334	BKW AG	39,797
5,400	Chubu Electric Power Co., Inc.	48,560
2,800	Chugoku Electric Power Co., Inc. (The)	14,126
7,000	CK Infrastructure Holdings, Ltd.	35,716
6,064	CLP Holdings, Ltd.	45,697
3,804	Contact Energy, Ltd.	15,929
21,672	EDP - Energias de Portugal SA	93,807
5,097	Electricite de France	59,337
675	Elia Group SA/NV	79,321
2,200	Emera, Inc.	89,023
4,746	Endesa SA	71,133
47,239	Enel SpA	193,557
240	Energiedienst Holding AG, Registered Shares	9,623
1,538	EVN AG	25,588
1,708	Fortis, Inc.	64,887
923	Fortis, Inc.	35,070
2,642	Fortum OYJ	35,506
15,470	Genesis Energy, Ltd.	23,728
30,000	HK Electric Investments, Ltd.	21,027
7,700	Hokkaido Electric Power Co., Inc.	24,123
3,500	Hokuriku Electric Power Co.	11,726
1,200	Hydro One, Ltd.(a)	29,348
31,268	Iberdrola SA	290,635
6,227	Infratil, Ltd.	30,052
5,700	Kansai Electric Power Co., Inc. (The)	47,508

Shares		Value
Common Stocks, continued
Electric Utilities, continued
7,200	Kyushu Electric Power Co., Inc.	$38,258
1,800	Okinawa Electric Power Co., Inc. (The)	13,123
24,174	Origin Energy, Ltd.	79,190
730	Orsted A/S(a)	58,099
11,500	Power Assets Holdings, Ltd.	57,480
7,033	Red Electrica Corp SA	107,702
11	Romande Energie Holding SA, Registered Shares	12,400
13,134	Scottish & Southern Energy plc	222,637
3,300	Shikoku Electric Power Co., Inc.	16,402
10,948	Terna SpA	66,684
3,900	Tohoku Electric Power Co., Inc.	18,365
13,500	Tokyo Electric Power Co. Holdings, Inc.*	42,910
284	Verbund AG, Class A	24,196

		2,338,570

Electrical Equipment (1.3%):
22,112	ABB, Ltd.	569,521
138	Alfen Beheer B.V.*(a)	12,674
1,156	Ballard Power Systems, Inc.*	7,081
600	Chiyoda Integre Co., Ltd.	8,891
1,300	Denyo Co., Ltd.	12,292
123	Energiekontor AG	10,074
1,500	Fuji Electric Co., Ltd.	54,992
8,700	Fujikura, Ltd.	51,937
3,100	Furukawa Electric Co., Ltd. (The)	49,214
1,200	Futaba Corp.	5,074
485	GARO AB	4,267
38	Gavazzi Carlo Holding AG	10,368
3,000	GS Yuasa Corp.^	46,804
530	Hexatronic Group AB*	4,948
400	Hirakawa Hewtech Corp.	2,852
553	Huber & Suhner AG	43,504
1,600	Idec Corp./Japan	32,632
1,557	Legrand SA	100,581
800	Mabuchi Motor Co., Ltd.	21,717
346	Mersen	9,560
9,100	Mitsubishi Electric Corp.	82,216
1,227	Nexans SA	108,625
1,300	Nidec Corp.	73,242
500	Nippon Carbon Co., Ltd.	13,660
1,500	Nitto Kogyo Corp.	24,573
1,094	NKT A/S*	51,369
4,668	Nordex Se*	37,242
17	Phoenix Mecano AG	5,222
2,550	PNE AG	43,983
2,643	Prysmian SpA	75,694
400	Sanyo Denki Co., Ltd.	13,667
1,333	Schneider Electric SA	149,528
200	SEC Carbon, Ltd.	8,150
2,150	SGL Carbon SE*^	12,625
7,689	Siemens Energy AG	85,574
3,816	Signify NV(a)	98,747
1,000	Sinfonia Technology Co., Ltd.	9,292
224	Somfy SA	20,880
1,500	SwCC Showa Holdings Co., Ltd.	18,012
900	Takaoka Toko Co., Ltd.	10,987
1,055	Tera Light, Ltd.*	1,865
1,490	TKH Group NV	48,049
600	Toyo Tanso Co., Ltd.	13,651
3,300	Ushio, Inc.	34,324
140	Varta AG	4,048
4,284	Vestas Wind Systems A/S	78,557

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
527	XP Power, Ltd.	$9,875

		2,192,640

Electronic Equipment, Instruments & Components (1.6%):
1,484	Accesso Technology Group PLC*	8,875
600	Ai Holdings Corp.	8,573
7,060	Alps Alpine Co., Ltd.	51,167
288	ALSO Holding AG, Registered Shares	42,591
1,800	Amano Corp.	30,287
3,300	Anritsu Corp.	36,070
1,200	Arisawa Manufacturing Co., Ltd.	10,149
1,280	Austria Technologie & Systemte	41,751
868	Barco N.V.	18,383
675	Basler AG	15,382
900	Canon Electronics, Inc.	9,797
1,300	Canon Marketing Japan, Inc.	28,788
5,004	Celestica, Inc.*	42,171
157	Cicor Technologies, Ltd.*	7,063
9,300	Citizen Watch Co., Ltd.	38,898
3,400	CMK Corp.	10,108
3,981	Codan, Ltd./Australia	14,272
1,300	Conexio Corp.	10,681
4,100	Daiwabo Holdings Co., Ltd.	52,887
1,700	Dexerials Corp.	38,300
999	Dicker Data, Ltd.	6,544
1,100	Elematec Corp.	9,540
700	Evertz Technologies, Ltd.	6,224
7,452	Fingerprint Cards AB*	3,758
1,700	First Trust High Yield Opportunities Term Fund	31,961
160,000	FIT Hon Teng, Ltd.*(a)	18,635
2,100	Furuno Electric Co., Ltd.	15,959
400	Hagiwara Electric Co., Ltd.	5,816
500	Hakuto Co., Ltd.^	11,041
1,329	Halma plc	29,918
900	Hamamatsu Photonics KK	38,648
2,429	Hexagon AB, Class B	22,532
500	Hioki EE Corp.	21,744
200	Hirose Electric Co., Ltd.	25,997
1,200	Hochiki Corp.	10,654
800	Horiba, Ltd.	31,091
2,600	Hosiden Corp.	26,391
2,800	Ibiden Co., Ltd.	76,889
47	Inficon Holding AG	31,290
400	I-PEX, Inc.	3,431
300	Iriso Electronics Co., Ltd.	8,243
2,300	Japan Aviation Electronics Industry, Ltd.	33,770
1,100	Japan Cash Machine Co., Ltd.	4,955
1,679	Jenoptik AG	33,197
1,000	Kaga Electronics Co., Ltd.	27,977
600	Keyence Corp.	199,229
7,710	Kitron ASA	13,274
1,200	Koa Corp.	18,333
1,400	Kyocera Corp.	70,778
3,500	Kyosan Electric Manufacturing Co., Ltd.	10,051
3,313	Lagercrantz Group AB	28,820
527	Landis+Gyr Group AG	28,512
18	Lem Holding SA, Registered Shares	27,502
200	Maruwa Co., Ltd./Aichi	21,214
900	Meiko Electronics Co., Ltd.^	15,576
978	Micronic Mydata AB	11,874
2,156	Midwich Group plc	11,279

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,600	Murata Manufacturing Co., Ltd.	$211,330
267	Nederland Apparatenfabriek	14,004
2,800	Nichicon Corp.	26,921
600	Nippon Chemi-Con Corp.*	7,751
2,100	Nippon Electric Glass Co., Ltd.	36,246
3,400	Nippon Signal Co., Ltd.	22,257
1,800	Nissha Co., Ltd.	21,306
600	Nohmi Bosai, Ltd.	6,667
3,600	OKI Electric Industry Co., Ltd.	17,885
500	Omron Corp.	22,792
3,000	Osaki Electric Co., Ltd.	10,380
1,627	Oxford Instruments plc	32,424
3,149	Pricer AB	4,995
324	Renishaw plc	12,650
1,100	Restar Holdings Corp.	14,701
1,400	Ryoden Corp.	15,120
1,100	Ryosan Co., Ltd.	17,046
185	Sensirion Holding AG*(a)	15,001
221	Sesa SpA	23,885
400	Shibaura Electronics Co., Ltd.	11,966
1,600	Shimadzu Corp.	41,654
1,200	Shinko Shoji Co., Ltd.	7,317
2,000	Siix Corp.	15,049
3,154	Smart Metering Systems plc	28,122
916	Softwareone Holding AG	9,933
1,318	Spectris plc	39,833
6,120	Strix Group plc	8,415
2,000	Sumida Corp.	14,006
700	Tachibana Eletech Co., Ltd.	7,539
2,800	Taiyo Yuden Co., Ltd.	72,278
2,500	Tamura Corp.	11,833
7,000	TDK Corp.	212,452
2,600	Topcon Corp.	29,075
1,300	Toyo Corp.	10,866
7,103	TT Electronics plc	11,048
100	V Technology Co., Ltd.	1,771
312	Vaisala OYJ, Class A	11,454
4,400	Venture Corp., Ltd.	50,126
44,000	Vstecs Holdings, Ltd.	24,426
2,200	Yokogawa Electric Corp.	34,674
1,100	Yokowo Co., Ltd.	14,367

		2,710,405

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	5,773
5,393	Aker Solutions ASA	18,876
2,991	BW Offshore, Ltd.	6,268
5,874	Ces Energy Solutions Corp.	9,271
29,491	CGG SA*	20,399
4,726	Computer Modelling Group, Ltd.	17,382
6,058	Enerflex, Ltd.	26,009
8,606	Ensign Energy Services, Inc.*	14,082
106,730	Ezion Holdings, Ltd.*(b)	—
6,704	Hunting plc	17,501
18,612	John Wood Group plc*	26,007
8,257	Lamprell plc*	817
1,000	Modec, Inc.*	10,293
2,400	North American Construction Group, Ltd.	22,919
7,269	Odfjell Drilling, Ltd.*	15,933
1,211	Odfjell Technology, Ltd.*	2,505
1,450	Pason Systems, Inc.	13,878
7,745	Petrofac, Ltd.*	8,702
21,614	Petroleum Geo-Services ASA*	12,479
818	Precision Drilling Corp.*	41,415

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
5,417	SBM Offshore NV	$67,689
174	Schoeller-Blackman Oilfield Equipment AG	7,630
8,377	Secure Energy Services, Inc.	34,995
3,900	ShawCor, Ltd.*	24,114
5,516	Subsea 7 SA	43,598
5,044	Technip Energies NV	57,068
1,677	Tecnicas Reunidas SA*	9,842
1,938	Tenaris SA	25,122
1,044	Tenaris SA, ADR	26,977
2,965	TGS ASA	36,138
421	The Drilling Co of 1972 A/S*	20,450
900	Total Energy Services, Inc.	4,209
400	Toyo Kanetsu KK	6,798
13,311	Trican Well Service, Inc.*	27,659
2,831	Vallourec SA*	27,285
6,393	Worley, Ltd.	51,964

		762,047

Entertainment (0.5%):
800	Akatsuki, Inc.	11,530
900	Avex, Inc.	9,599
510	BlackRock Corporate High Yield Fund, Inc.	509
11,278	Bollore, Inc.	51,586
2,427	Borussia Dortmund GMBH & Co. KGaA*	7,896
2,800	Capcom Co., Ltd.	70,016
1,403	CTS Eventim AG & Co. KGaA*	58,466
1,900	DeNA Co., Ltd.	24,045
2,590	Event Hospitality And Entertainment, Ltd.*	21,261
1,590	Gungho Online Enetertainment, Inc.	24,478
38,000	IGG, Inc.*	11,624
82	Kinepolis Group NV*	3,007
1,300	KLab, Inc.*	4,478
1,100	Konami Holdings Corp.	50,863
3,270	Modern Times Group Mortgage AB*	21,569
1,100	Nexon Co., Ltd.	19,240
7,000	Nintendo Co., Ltd.	283,488
700	Square Enix Holdings Co., Ltd.	30,024
6,173	Stillfront Group AB*	13,167
510	Technicolor Creative Studios SA*	974
100	Toei Animation Co., Ltd.	8,564
200	Toei Co., Ltd.	23,834
2,585	UbiSoft Entertainment SA*	70,960
3,936	Universal Music Group NV	74,183
700	UUUM, Inc.*	4,346
6,474	Vivendi Universal SA	50,171
5,570	WildBrain, Ltd.*	9,275

		959,153

Equity Real Estate Investment Trusts (0.0%†):
1,160	CDL Hospitality Trusts	940

Food & Staples Retailing (2.2%):
5,600	AEON Co., Ltd.	104,768
500	Ain Holdings, Inc.	21,613
5,572	Alimentation Couche-Tard, Inc.	224,340
1,200	Arcs Co., Ltd.	17,096
1,537	Axfood AB	35,168
800	Axial Retailing, Inc.	17,920
600	Belc Co., Ltd.	22,275
702	BlackRock Floating Rate Income Trust	12,835
16,561	Carrefour SA	229,399
1,395	Casino Guichard-Perrachon SA*^	12,990

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
1,100	Cawachi, Ltd.	$16,138
8,111	Coles Group, Ltd.	85,313
1,589	Colruyt SA	34,767
500	Cosmos Pharmaceutical Corp.	49,342
1,300	Create SD Holdings Co., Ltd.	28,120
500	Daikokutenbussan Co., Ltd.	18,199
4,900	Dairy Farm International Holdings, Ltd.	11,286
3,451	Empire Co., Ltd., Class A	85,850
9,117	Endeavour Group, Ltd.	40,853
500	Fuji Co., Ltd./Ehime	6,515
500	Genky Drugstores Co., Ltd.	12,330
1,093	George Weston, Ltd.	114,452
1,600	Heiwado Co., Ltd.	22,007
1,765	HelloFresh SE*	37,252
200	Itochu-Shokuhin Co., Ltd.	6,707
43,950	J Sainsbury plc	84,867
1,939	Jeronimo Martins SGPS SA	36,120
600	JM Holdings Co., Ltd.	6,940
600	Kato Sangyo Co., Ltd.	13,866
6,632	Kesko Oyj, Class B	123,220
2,295	Kesko OYJ, Class A	41,367
1,700	Kobe Bussan Co., Ltd.	40,692
20,349	Koninklijke Ahold Delhaize NV	518,088
400	Kusuri NO Aoki Holdings Co., Ltd.	18,814
900	LAWSON, Inc.	29,401
800	Life Corp.	14,767
2,011	Loblaw Cos., Ltd.	159,255
215	M Yochananof & Sons, Ltd.	12,309
780	Matsumotokiyoshi Holdings Co., Ltd.	33,365
25,319	Metcash, Ltd.	62,740
5,881	METRO AG*	41,266
3,317	Metro, Inc.	166,114
600	Ministop Co., Ltd.	5,891
900	Mitsubishi Shokuhin Co., Ltd.	20,254
1,200	Nihon Chouzai Co., Ltd.	10,481
1,801	North West Co., Inc.	41,713
821	Ocado Group plc*	4,262
10,925	Olam Group, Ltd.	9,907
1,200	Qol Holdings Co., Ltd.	9,957
1,094	Rallye SA*	2,827
337	Rami Levy Chain Stores Hashikm	24,241
1,000	Retail Partners Co., Ltd.	7,655
600	San-A Co., Ltd.	18,113
6,700	Seven & I Holdings Co., Ltd.	269,169
28,900	Sheng Siong Group, Ltd.	31,764
4,880	Shufersal, Ltd.	30,302
1,454	Sligro Food Group NV	18,846
38,447	Sonae SGPS SA	30,904
900	Sugi Holdings Co., Ltd.	36,151
1,800	Sundrug Co., Ltd.	43,575
66,432	Tesco plc	152,076
1,300	Tsuruha Holdings, Inc.	75,976
2,100	United Supermarkets Holdings	15,251
2,200	Valor Holdings Co., Ltd.	27,073
1,400	Watahan & Co., Ltd.	13,294
1,400	Welcia Holdings Co., Ltd.	29,420
7,800	Woolworths Group, Ltd.	168,728
800	YAKUODO Holdings Co., Ltd.	12,801
700	Yamatane Corp.	7,688
700	Yaoko Co., Ltd.	31,756
2,800	Yokorei Co., Ltd.	17,064

		3,837,865

Food Products (2.7%):
10,622	A2 Milk Co., Ltd.*	36,248

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
509	AAK AB	$6,715
364	Agrana Beteiligungs AG	5,047
4,500	Ajinomoto Co., Inc.	122,615
44,180	Aryzta AG*	44,165
3,902	Associated British Foods plc	54,388
772	Atria OYJ	6,740
2,327	Austevoll Seafood ASA	15,716
363	Bakkafrost P/F	14,384
89	Barry Callebaut AG, Registered Shares	167,378
8,561	Bega Cheese, Ltd.	18,857
125	Bell AG	27,360
854	Bonduelle S.C.A.	9,422
2,000	Calbee, Inc.	42,761
1	Chocoladefabriken Lindt & Spruengli AG	99,171
800	Chubu Shiryo Co., Ltd.	5,765
12,278	Cloetta AB	19,401
15,071	Costa Group Holdings, Ltd.	21,430
1,114	Cranswick plc	33,270
2,918	Danone SA	137,466
1,700	Delfi, Ltd.	845
10,007	Devro plc	18,514
500	DyDo Group Holdings, Inc.	16,575
2,372	Ebro Foods SA	34,570
4,736	Elders, Ltd.	35,920
80	Emmi AG	62,271
400	Ezaki Glico Co., Ltd.	9,861
108,669	First Pacific Co., Ltd.	33,040
27,100	First Resources, Ltd.	26,238
1,616	Forfarmers NV	3,725
9,500	Fraser & Neave, Ltd.	8,058
1,700	Fuji Oil Holdings, Inc.	28,295
3,286	Glanbia plc	37,736
260,400	Golden Agri-Resources, Ltd.	47,957
11,957	GrainCorp, Ltd.	59,274
17,127	Greencore Group plc*	13,748
1,502	Grieg Seafood ASA	10,136
1,100	High Liner Foods, Inc.	10,361
1,923	Hilton Food Group plc	11,417
1,600	Hokuto Corp.	20,953
700	House Foods Group, Inc.	13,970
15,498	Inghams Group, Ltd.	23,468
2,700	Itoham Yonekyu Holdings, Inc.	12,438
300	Iwatsuka Confectionery Co., Ltd.	8,387
900	JDE Peet’s NV	26,247
600	J-Oil Mills, Inc.	6,426
800	Kagome Co., Ltd.	16,683
800	Kakiyasu Honten Co., Ltd.	12,452
400	Kameda Seika Co., Ltd.	12,690
700	Kenko Mayonnaise Co., Ltd.	7,521
506	Kerry Group plc, Class A	44,945
2,800	Kewpie Corp.	45,935
900	Kikkoman Corp.	50,608
163	KWS Saat SE	9,047
500	Kyokuyo Co., Ltd.	12,464
147	Lassonde Industries, Inc.	11,572
3,154	Leroy Seafood Group ASA	12,379
17	Lotus Bakeries	86,851
2,349	Maple Leaf Foods, Inc.	35,102
1,200	Marudai Food Co., Ltd.	11,842
2,100	Maruha Nichiro Corp.	35,731
1,700	Megmilk Snow Brand Co., Ltd.	20,145
41	Mehadrin, Ltd.*	1,671
2,000	Meiji Holdings Co., Ltd.	88,730

Shares		Value
Common Stocks, continued
Food Products, continued
800	Mitsui Sugar Co., Ltd.	$10,463
1,300	Morinaga & Co., Ltd.	35,654
1,100	Morinaga Milk Industry Co., Ltd.	32,252
2,770	Mowi ASA	35,118
11,739	Nestle SA	1,271,352
389	Neto Malinda Trading, Ltd.*	11,997
2,400	NH Foods, Ltd.	63,265
2,600	Nichirei Corp.	42,895
1,200	Nippn Corp.	12,894
800	Nippon Beet Sugar Manufacturing Co., Ltd.	8,940
12,400	Nippon Suisan Kaisha, Ltd.	46,757
1,200	Nisshin Oillio Group, Ltd. (The)	26,514
2,700	Nisshin Seifun Group, Inc.	27,415
300	Nissin Foods Holdings Co., Ltd.	20,830
326	Orior AG	22,555
3,996	Orkla ASA, Class A	29,030
30,027	Premier Foods plc	32,310
505	Premium Brands Holdings Corp.	31,078
1,300	Prima Meat Packers, Ltd.	18,792
8,255	Raisio Oyj, Class V	15,235
11,830	Ridley Corp., Ltd.	15,449
4,400	Rogers Sugar, Inc.	19,687
600	S Foods, Inc.	12,598
482	Salmar ASA	16,241
2,346	Sanford, Ltd.*	5,492
1,456	Saputo, Inc.	34,713
127	Savencia SA	6,344
3,496	Scales Corp., Ltd.	9,658
3,767	Scandi Standard AB*	15,731
619	Schouw & Co.	36,132
2,906	Select Harvests, Ltd.	9,733
800	Showa Sangyo Co., Ltd.	13,709
306	Sipef SA	16,187
114	Societe LDC SA	10,365
600	Starzen Co., Ltd.	8,381
1,353	Strauss Group, Ltd.	32,178
2,659	Suedzucker AG	32,265
2,839	Synlait Milk, Ltd.*	5,621
11,672	Tassal Group, Ltd.	38,638
12,165	Tate & Lyle PLC	91,693
700	Toyo Suisan Kaisha, Ltd.	28,851
580	UIE PLC	14,464
13,688	United Malt Grp, Ltd.	27,288
217	Vilmorin & Cie SA	8,500
1,635	Viscofan SA	89,253
22,000	Vitasoy International Holdings, Ltd.*	27,344
400	Warabeya Nichiyo Holdings Co., Ltd.	6,135
253,915	WH Group, Ltd.(a)	159,729
43,300	Wilmar International, Ltd.	115,306
600	Yakult Honsha Co., Ltd.	34,895
3,700	Yamazaki Baking Co., Ltd.	42,532

		4,765,555

Gas Utilities (0.5%):
7,684	AltaGas, Ltd.	147,149
9,887	APA Group	60,356
1,671	Brookfield Infrastructure Corp., Class A	68,028
7,123	Enagas SA	109,920
39,850	Hong Kong & China Gas Co., Ltd.	35,008
10,984	Italgas SpA	51,050
800	K&O Energy Group, Inc.	8,918
1,049	Naturgy Energy Group SA	24,178
3,400	Nippon Gas Co., Ltd.	48,101
2,900	Osaka Gas Co., Ltd.	43,670

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities, continued
1,605	Rubis SCA	$33,210
1,300	Saibu Gas Co., Ltd.^	15,528
1,300	Shizuoka Gas Co. Ltd.	8,907
15,996	Snam SpA	64,607
3,450	Superior Plus Corp.	25,028
1,100	Toho Gas Co., Ltd.	21,755
3,300	Tokyo Gas Co., Ltd.	55,741

		821,154

Health Care Equipment & Supplies (1.3%):
2,125	Alcon, Inc.	123,632
2,536	Alcon, Inc.	146,890
1,070	Ambu A/S, Class B	9,248
3,762	Ansell, Ltd.	60,157
2,637	Arjo AB, Class B	9,608
1,200	Asahi Intecc Co., Ltd.	18,989
724	BioMerieux	57,041
230	Carl Zeiss Meditec AG	24,217
246	Cellavision AB	5,629
434	Cochlear, Ltd.	53,616
1,005	Coloplast A/S, Class B	101,624
251	Coltene Holding AG	19,559
15,236	Convatec Group plc(a)	34,524
1,946	Demant A/S*	47,963
254	DiaSorin SpA	28,378
509	Draegerwerk AG & Co. KGaA	21,285
238	Draegerwerk AG & Co. KGaA	8,757
458	Eckert & Ziegler AG	15,308
2,223	Elekta AB, Class B	11,254
2,090	Fisher & Paykel Healthcare Corp., Ltd.	21,541
300	Fukuda Denshi Co., Ltd.	14,888
1,212	Getinge AB, Class B	20,814
4,399	GN Store Nord A/S	76,642
405	Guerbet	6,371
800	Hogy Medical Co., Ltd.	19,637
2,300	Hoya Corp.	221,164
800	Jeol, Ltd.	26,373
710	Koninklijke Philips Electronics NV, NYS	10,927
5,281	Koninklijke Philips NV	81,561
700	Mani, Inc.	8,525
276	Medacta Group SA(a)	23,239
849	Medmix AG(a)	14,854
1,600	Menicon Co., Ltd.	32,479
10	Metall Zug AG	18,210
1,200	Nakanishi, Inc.	21,792
1,600	Nihon Kohden Corp.	33,804
7,000	Nipro Corp.	52,468
7,100	Olympus Corp.	136,664
1,800	Paramount Bed Holdings Co., Ltd.	31,908
457	Revenio Group OYJ	16,976
16,500	Riverstone Holdings, Ltd.	6,605
174	Sartorius AG	60,764
645	Siemens Healthineers AG(a)	27,935
2,690	Smith & Nephew plc	31,027
2,012	Smith & Nephew plc, ADR	46,719
520	Sonova Holding AG	114,376
360	Stratec Se	28,782
710	Straumann Holding AG, Class R	64,630
1,600	Sysmex Corp.	86,124
1,400	Terumo Corp.	39,511
180	Ypsomed Holding AG	26,750

		2,221,739

Health Care Providers & Services (0.8%):
3,400	Alfresa Holdings Corp.	39,595

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
2,772	Amplifon SpA	$72,581
400	Amvis Holdings, Inc.	6,650
18,908	Arvida Group, Ltd.	15,248
200	As One Corp.	8,228
6,164	Attendo AB*(a)	10,961
700	BML, Inc.	15,793
862	CVS Group plc	16,422
1,249	Ebos Group, Ltd.	26,186
1,000	Elan Corp.	7,379
4,012	Extendicare, Inc.	19,723
3,112	Fagron	38,132
1,400	France Bed Holdings Co., Ltd.	8,746
2,579	Fresenius Medical Care AG & Co., KGaA	73,292
5,366	Fresenius SE & Co. KGaA	114,918
1,900	H.U. Group Holdings, Inc.	34,452
20,914	Healius, Ltd.	44,647
2,572	Humana AB*	11,246
4,771	Integral Diagnostics, Ltd.	8,419
2,000	Japan Lifeline Co., Ltd.	13,259
1,000	Japan Medical Dynamic Marketing, Inc.	8,583
2,704	Korian SA	27,519
225	Lna Sante	6,367
3,204	Medical Facilities Corp.	24,891
15,698	Mediclinic International plc	86,193
1,044	Medicover AB, Class B	11,192
3,500	Medipal Holdings Corp.	44,370
3,565	Mediterranean Towers, Ltd.	10,254
1,110	NMC Health plc*	—
11,023	Novolog, Ltd.	9,127
22,209	Oceania Healthcare, Ltd.	11,318
6,310	Oriola Oyj, Class B	11,040
1,066	Orpea*	11,547
24,015	Raffles Medical Group, Ltd.	22,278
1,997	Ramsay Health Care, Ltd.	73,224
7,784	Regis Healthcare, Ltd.	8,470
2,814	Ryman Healthcare, Ltd.	13,443
2,100	Ship Healthcare Holdings, Inc.	39,518
59,044	Sigma Healthcare, Ltd.	25,141
1,900	Solasto Corp.	11,206
7,958	Sonic Healthcare, Ltd.	154,812
8,887	Spire Healthcare Group plc*(a)	21,319
6,744	Summerset Group Holdings, Ltd.	40,712
1,500	Suzuken Co., Ltd.	34,205
2,544	Terveystalo OYJ(a)	20,576
1,800	Toho Holdings Co., Ltd.	24,139
500	Tokai Corp./Gifu	6,165
2,800	Vital Ksk Holdings, Inc.	12,574

		1,356,060

Health Care Technology (0.2%):
7,980	AGFA-Gevaert NV*	23,607
1,026	Ascom Holding AG^	6,164
857	CompuGroup Medical SE & Co KgaA	29,695
2,389	Emis Group plc	50,298
500	JMDC, Inc.	16,495
2,400	M3, Inc.	66,188
700	MedPeer, Inc.*	6,165
133	Nexus AG	6,221
800	Nnit A/S*(a)	5,536
94	Pharmagest Interactive	5,594
1,258	Pro Medicus, Ltd.	39,942
1,213	Raysearch Laboratories AB*	5,162
2,743	Sectra AB, Class B*	30,474

		291,541

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.6%):
2,190	888 Holdings plc*	$2,257
2,915	Accor SA*	60,852
600	AEON Fantasy Co., Ltd.	14,391
1,000	Airtrip Corp.	19,729
1,000	Arcland Service Holdings Co., Ltd.	14,718
23,206	Ardent Leisure Group, Ltd.	7,709
4,661	Aristocrat Leisure, Ltd.	97,250
614	Basic-Fit NV*(a)	18,371
3,095	Betsson AB, Class B*	18,042
20,000	Cafe de Coral Holdings, Ltd.	24,733
1,533	Carnival plc, ADR*	9,489
72,000	Century City International Holdings, Ltd.*	2,655
970	Cie des Alpes*	11,679
4,935	Collins Foods, Ltd.	27,321
700	Colowide Co., Ltd.	8,984
9,845	Compass Group plc	196,749
553	Corporate Travel Management, Ltd.	5,870
3,200	Create Restaurants Holdings In	21,607
2,300	Curves Holdings Co., Ltd.	13,040
799	Domino’s Pizza Enterprises, Ltd.	26,153
10,911	Domino’s Pizza Group plc	27,010
1,600	Doutor Nichires Holdings Co., Ltd.	19,219
4,906	Elior Group*(a)	8,845
4,562	Entain plc	54,771
253	Evolution AB(a)	19,935
6,500	Fairwood Holdings, Ltd.	8,199
87	Fattal Holdings 1998, Ltd.*	8,443
1,821	Flight Centre Travel Group, Ltd.*	16,381
495	Flutter Entertainment plc*	54,068
2,342	Flutter Entertainment plc*	256,611
2,000	Food & Life Cos., Ltd.	30,528
500	Fuji Kyuko Co., Ltd.	14,815
557	Fuller Smith & Turner plc, Class A	2,863
7,000	Galaxy Entertainment Group, Ltd.	40,873
200	Genki Sushi Co., Ltd.	4,206
78,300	Genting Singapore, Ltd.	42,602
3,888	Greggs plc	73,677
2,921	Hollywood Bowl Group PLC	6,119
18,230	Hongkong & Shanghai Hotels (The)*	15,762
1,499	InterContinental Hotels Group plc, ADR	72,866
2,484	JD Wetherspoon plc*	11,159
868	Jumbo Interactive, Ltd.	6,628
1,100	KFC Holdings Japan, Ltd.^	20,585
6,856	Kindred Group plc	51,187
1,700	Komeda Holdings Co., Ltd.	27,267
1,667	La Francaise des Jeux SAEM(a)	49,317
21,530	Lottery Corp., Ltd. (The)*	57,184
33,812	Marston’s plc*	13,326
500	McDonald’s Holdings Co., Ltd.	17,419
23,000	Melco International Development Ltd.*	17,711
2,819	Melia Hotels International SA*	13,047
14,000	Miramar Hotel & Investment	21,380
11,969	Mitchells & Butlers plc*	15,156
400	Monogatari Corp. (The)	19,100
313	MTY Food Group, Inc.	12,919
46,428	NagaCorp, Ltd.*	30,477
200	Oriental Land Co., Ltd.	27,259
2,702	Pandox AB*	28,430
900	Pizza Pizza Royalty Corp.	8,236
10,182	PlayTech plc*	49,386
600	Pollard Banknote, Ltd.	8,232
12,439	Rank Group plc*	9,440

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,500	Resorttrust, Inc.	$23,968
400	Restaurant Brands International, Inc.	21,280
2,049	Restaurant Brands International, Inc.	108,966
3,018	Restaurant Brands New Zealand, Ltd.^	12,919
19,755	Restaurant Group plc (The)*	6,455
3,000	Round One Corp.	13,041
1,200	Saint Marc Holdings Co., Ltd.	13,312
3,788	Sands China, Ltd.*	9,379
5,463	Scandic Hotels Group AB*^(a)	15,624
44,000	Shangri-La Asia, Ltd.*	30,533
98,585	SJM Holdings, Ltd.*	36,658
1,360	SkiStar AB	13,525
28,026	Sky City Entertainment Group, Ltd.*	42,396
6,100	Skylark Holdings Co., Ltd.	65,096
1,782	Sodexo SA	134,003
13,126	SSP Group plc*	27,441
30,737	Star Entertainment Group, Ltd. (The)*	50,366
23,051	Tabcorp Holdings, Ltd.	13,799
581	The Gym Group plc*(a)	711
137	Tivoli A/S*	12,668
800	Tokyotokeiba Co., Ltd.	22,869
2,200	Toridoll Holding Corp.	45,493
3,050	Whitbread plc	77,866
600	Yoshinoya Holdings Co., Ltd.	9,740
500	Young & Co.’s Brewery plc, Class A	5,197
388	Zeal Network SE	10,015
2,100	Zensho Holdings Co., Ltd.	52,079

		2,769,636

Household Durables (1.4%):
5,875	Azorim-Investment Development & Construction Co., Ltd.	20,269
4,812	Bang & Olufsen A/S*	5,750
18,461	Barratt Developments plc	69,914
3,181	Bellway plc	60,149
2,165	Berkeley Group Holdings plc	79,341
1,566	Bigben Interactive	15,975
3,728	Bonava AB	8,735
6,992	Bovis Homes Group plc	45,802
1,520	Breville Group, Ltd.	17,462
27,975	Cairn Home plc	22,463
2,500	Casio Computer Co., Ltd.^	21,980
600	Chofu Seisakusho Co., Ltd.	8,470
9,695	Countryside Properties plc*(a)	21,550
6,556	Crest Nicholson Holdings plc	13,353
1,076	De’Longhi	15,737
7,507	DFS Furniture plc	8,861
1,000	Dorel Industries, Inc.	3,439
2,152	Duni AB*	12,240
4,630	Electrolux AB, Class B^	47,979
1,200	Es-Con Japan, Ltd.	6,765
2,053	Fiskars OYJ Abp	29,774
36	Forbo Holding AG	39,015
1,600	Fuji Corp., Ltd.	6,871
900	Fujitsu General, Ltd.	18,741
25,820	Glenveagh Properties PLC*(a)	22,495
9,100	Haseko Corp.	98,916
2,710	Henry Boot plc	7,466
700	Hoosiers Holdings	3,753
2,100	Iida Group Holdings Co., Ltd.	28,534
2,147	JM AB	29,563
10,600	Jvc Kenwood Corp.	14,459
958	Kaufman & Broad SA	18,776
1,300	LEC, Inc.	7,412

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
540	Leifheit AG	$7,030
43,200	Man Wah Holdings, Ltd.	27,281
704	Nacon SA*	2,802
1,363	Neinor Homes SA(a)	12,399
3,300	Nikon Corp.	31,255
5,576	Nobia AB	10,472
1,200	Open House Co., Ltd.	40,675
23,100	Panasonic Holdings Corp.	162,242
6,381	Persimmon plc	87,827
1,200	Pressance Corp.	12,149
6,708	Redrow plc	29,611
400	Rinnai Corp.	28,770
567	Sabaf SpA	9,249
1,300	Sangetsu Corp.	14,317
864	SEB SA	54,184
5,900	Sekisui Chemical Co., Ltd.	72,225
6,500	Sekisui House, Ltd.	107,969
5,800	Sharp Corp.	34,661
10,000	Sony Group Corp.	643,712
4,800	Sumitomo Forestry Co., Ltd.	72,648
328	Surteco Group SE	6,100
1,100	Tama Home Co., Ltd.	17,806
1,100	Tamron Co., Ltd.	22,097
84,968	Taylor Wimpey plc	82,838
805	The Vitec Group plc	10,764
1,000	TOA Corp.	5,286
3,468	TomTom NV*	24,788
100	V-ZUG Holding AG*	7,491

		2,470,657

Household Products (0.3%):
300	Earth Corp.	10,717
636	Essity AB	12,587
1,570	Essity AB, Class B	31,007
605	Henkel AG & Co. KGaA	34,527
2,400	Lion Corp.	27,053
14,255	Mcbride plc*	3,762
3,700	Pigeon Corp.	53,953
5,635	PZ Cussons plc	12,204
3,409	Reckitt Benckiser Group plc	225,254
1,600	Unicharm Corp.	52,306

		463,370

Independent Power and Renewable Electricity Producers (0.5%):
2,302	7C Solarparken AG	10,413
1,551	Boralex, Inc., Class A	49,263
1,800	Capital Power Corp.	61,121
4,606	ContourGlobal plc(a)	12,936
15,074	Drax Group plc	100,514
2,483	EDP Renovaveis SA	51,024
1,700	EF-ON, Inc.	7,523
1,300	Electric Power Development Co., Ltd.	18,358
1,200	Encavis AG	21,777
2,646	Energix-Renewable Energies, Ltd.	10,332
9,491	Enlight Renewable Energy, Ltd.*	20,088
1,000	eRex Co., Ltd.	19,314
1,756	ERG SpA	48,270
574	Greenvolt-Energias Renovaveis SA*	4,795
596	Grenergy Renovables SA*	17,940
2,055	Innergex Renewable Energy, Inc.	25,874
690	Kenon Holdings, Ltd.	23,655
2,800	New Energy Solar, Ltd.	1,711
5,089	Northland Power, Inc.	149,037
2,264	OPC Energy, Ltd.*	25,229
1,500	Polaris Renewable Energy, Inc.	17,659
500	Renova, Inc.*	11,677

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
1,250	Scatec ASA(a)	$8,517
1,714	Solaria Energia y Medio Ambiente SA*	26,972
10,642	Transalta Corp.	94,077
2,200	Transalta Renewables, Inc.	23,287
882	Voltalia SA, Registered Shares*	15,463
910	West Holdings Corp.	26,256

		903,082

Industrial Conglomerates (1.0%):
182	Aker ASA, Class A Shares	11,771
865	Bonheur ASA	24,519
1,015	Chargeurs SA	11,705
8,000	Chevalier International Holdings Ltd.	7,460
16,930	CK Hutchison Holdings, Ltd.	92,975
1,950	DCC plc	101,425
2,000	Guoco Group, Ltd.	18,294
8,900	Hitachi, Ltd.	376,898
822	Indus Holding AG	14,634
515	Italmobiliare SpA	11,830
2,700	Jardine Cycle & Carriage, Ltd.	63,179
1,500	Katakura Industries Co., Ltd.	21,153
1,700	Keihan Holdings Co., Ltd.	44,178
16,200	Keppel Corp., Ltd.	77,802
1,149	Lifco AB, Class B	15,870
71,272	Melrose Industries plc	79,559
5,400	Nisshinbo Holdings, Inc.	39,256
6,522	Nolato AB, Class B	29,835
1,300	Noritsu Koki Co., Ltd.	21,980
49,000	NWS Holdings, Ltd.	44,256
1,704	Rheinmetall AG	263,897
3,900	Seibu Holdings, Inc.	39,020
70,000	Shun Tak Holdings, Ltd.*	9,735
2,131	Siemens AG	210,881
6,191	Smiths Group plc	103,735
5,400	Tokai Holdings Corp.^	32,528
1,300	Toshiba Corp.	46,309
933	Volati AB	8,199

		1,822,883

Industrial Services (0.0%†):
494	Dredging Environmental Marine Engineering NV*	51,221

Insurance (4.1%):
2,838	Admiral Group plc	60,216
34,599	Aegon NV	137,479
4,501	Ageas NV	163,283
77,240	AIA Group, Ltd.	641,310
41,090	Alm Brand A/S	50,113
5,032	ASR Nederland NV	193,422
8,596	Assicurazioni Generali SpA	116,985
1,493	AUB Group, Ltd.	18,158
38,980	Aviva plc	167,389
10,959	AXA SA	239,908
999	Baloise Holding AG	127,381
12,901	Beazley plc	80,015
4	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	164
7,384	Chesnara plc	22,496
2,213	Clal Insurance Enterprises Holdings, Ltd.*	37,797
5,028	Coface SA	48,040
4,900	Dai-ichi Life Holdings, Inc.	77,899
39,884	Direct Line Insurance Group plc	82,024
82	E-L Financial Corp., Ltd.	50,612

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
431	Fairfax Financial Holdings, Ltd.	$196,868
1,054	FBD Holdings plc	10,311
1,341	Gjensidige Forsikring ASA	22,959
1,300	Great Eastern Holdings, Ltd.	16,994
2,364	Great-West Lifeco, Inc.	51,039
1,465	Grupo Catalana Occidente SA	36,639
539	Hannover Rueck SE	81,391
4,262	Harel Insurance Investments &	37,498
1,662	Helvetia Holding AG	155,285
6,718	Hiscox, Ltd.	65,665
3,319	IA Financial Corp., Inc.	168,665
506	IDI Insurance Co., Ltd.	13,728
18,382	Insurance Australia Group, Ltd.	54,113
1,056	Intact Financial Corp.	149,462
8,300	Japan Post Holdings Co., Ltd.	54,967
1,900	Japan Post Insurance Co., Ltd.	26,622
52,851	Just Group plc	32,915
7,487	Lancashire Holdings, Ltd.	41,286
58,863	Legal & General Group plc	140,828
16,597	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	15,581
10,482	Manulife Financial Corp.	164,253
1,683	Manulife Financial Corp.	26,417
25,567	Mapfre SA	39,606
40,419	Medibank Private, Ltd.	89,805
1,055	Menora Mivtachim Holdings, Ltd.*	20,350
16,641	Migdal Insurance & Financial Holding, Ltd.	22,230
2,100	MS&AD Insurance Group Holdings, Inc.	55,582
608	Muenchener Rueckversicherungs-Gesellschaft AG	147,045
17,124	NIB Holdings, Ltd.	81,033
3,662	NN Group NV	142,507
12,974	Phoenix Group Holdings plc	75,519
5,195	Phoenix Holdings, Ltd. (The)	49,288
8,643	Poste Italiane SpA(a)	65,272
1,147	Protector Forsikring ASA	11,838
2,817	Prudential plc, ADR	56,115
5,101	Prudential PLC	50,106
18,200	QBE Insurance Group, Ltd.	134,415
3,005	Sabre Insurance Group plc(a)	3,243
3,822	Saga plc*	3,802
5,219	Sampo Oyj, Class A	222,700
5,815	SCOR SA	84,241
445	Solid Forsakring AB*	1,799
2,600	Sompo Holdings, Inc.	103,638
665	Steadfast Group, Ltd.*	1,959
14,897	Steadfast Group, Ltd.	43,887
5,818	Storebrand ASA	40,041
2,828	Sun Life Financial, Inc.	112,469
3,075	Sun Life Financial, Inc.	122,262
15,987	Suncorp Group, Ltd.	101,991
434	Swiss Life Holding AG	191,256
2,645	Swiss Re AG	194,329
5,900	T&D Holdings, Inc.	55,801
974	Talanx AG	34,766
9,900	Tokio Marine Holdings, Inc.	175,983
1,470	Topdanmark A/S	68,747
792	Trisura Group, Ltd.*	19,158
2,899	Tryg A/S	59,590
15,269	Unipol Gruppo Finanziario SpA	59,106
14,182	UnipolSai Assicurazioni SpA	29,385
5,733	Uniqa Insurance Group AG	33,755
54	Vaudoise Assurances Holding SA	21,427

Shares		Value
Common Stocks, continued
Insurance, continued
1,638	Vienna Insurance Group AG Wiener Versicherung Gruppe	$33,456
1,796	Wuestenrot & Wuerttembergische AG	23,944
911	Zurich Insurance Group AG	362,218

		7,123,841

Interactive Media & Services (0.3%):
3,192	Adevinta ASA*	18,737
16,102	Auto Trader Group plc(a)	91,274
400	Bengo4.com, Inc.*	9,744
575	Better Collective A/S*	7,263
3,316	carsales.com, Ltd.	39,451
1,200	Dip Corp.	30,551
5,418	Domain Holdings Australia, Ltd.	11,191
2,200	Kakaku.com, Inc.	36,995
2,000	mixi, Inc.	31,729
135	New Work SE	16,158
437	REA Group, Ltd.	31,695
11,094	Rightmove plc	58,831
897	Scout24 AG(a)	45,447
1,561	Seek, Ltd.	18,883
2,124	Solocal Group*	1,611
6,000	Z Holdings Corp.	15,593

		465,153

Internet & Direct Marketing Retail (0.2%):
1,600	ASKUL Corp.	16,518
1,900	Belluna Co., Ltd.	9,134
621	BHG Group AB*	787
18,446	Boohoo Group plc*	7,337
1,898	Cazoo Group, Ltd.*	873
264	Delivery Hero SE*(a)	9,775
4,443	Dustin Group AB(a)	17,522
2,462	eDreams ODIGEO SA*	9,753
800	Enigmo, Inc.	2,748
10,000	Hong Kong Technology Venture Co., Ltd.	6,090
788	Just Eat Takeaway.com NV*(a)	12,168
500	Media Do Co., Ltd.	6,224
22,749	Moneysupermarket.com Group plc	46,888
6,515	N Brown Group plc*	1,705
1,100	Oisix ra daichi, Inc.*^	12,349
5,176	On The Beach Group plc*(a)	5,800
2,438	Prosus NV	127,035
6,100	Rakuten, Inc.	26,173
1,817	Takkt AG	16,836
6,523	Webjet, Ltd.*	19,714
1,397	Zalando SE*(a)	27,695
1,200	ZOZO, Inc.	23,935

		407,059

IT Services (1.6%):
4,024	Addnode Group AB*	28,075
114	Adesso SE	11,550
45	Adyen NV*(a)	55,974
370	Allgeier SE	9,755
597	Alten SA	65,353
2,476	Amadeus IT Group SA*	114,594
733	Appen, Ltd.	1,440
2,661	Atea ASA	23,559
2,869	Atos SE*	22,459
180	Aubay	7,690
2,200	Barings Global Short Duration High Yield Fund	38,213
1,619	Bechtle AG	58,897
1,800	Bell System24 Holdings, Inc.	17,198

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
1,490	Bouvet ASA	$7,441
853	Cancom SE	20,331
680	Capgemini SA	108,655
2,724	CGI, Inc.*	204,954
4,933	Columbus A/S	4,316
2,733	Computacenter plc	58,775
5,311	Computershare, Ltd.	84,209
1,100	Comture Corp.	17,242
7,824	Data#3, Ltd.	30,979
500	Densan System Holdings Co., Ltd.	7,404
1,400	Digital Garage, Inc.	33,160
1,400	DTS Corp.	33,300
8,624	Econocom Group SA/NV	21,325
2,462	Edenred	113,144
1,000	E-Guardian, Inc.	19,602
5,345	EML Payments, Ltd.*	2,675
558	Enea AB*	3,646
3,891	Fdm Group Holdings plc	26,998
348	Formula Systems 1985, Ltd.	28,241
1,400	Fujitsu, Ltd.	151,000
800	Future Corp.	8,684
1,075	GFT Technologies SE	32,391
6,665	Global Dominion Access SA(a)	21,777
400	GMO Payment Gateway, Inc.	27,033
1,200	ID Holdings Corp.	7,180
4,290	Indra Sistemas SA	32,596
1,200	Infocom Corp.	15,678
900	Information Services Internati	27,316
2,776	Iomart Group plc	5,058
1,100	Itochu Techno-Solutions Corp.	25,660
3,504	Kainos Group plc	50,111
400	Kanematsu Electronics, Ltd.	11,029
816	Knowit AB	16,282
19,489	Link Administration Holdings, Ltd.	35,484
896	Matrix It, Ltd.	20,286
300	Mitsubishi Research Institute	9,194
370	Nagarro SE*	32,835
7,286	NCC Group plc	17,670
1,700	NEC Networks & System Integrat	18,336
1,300	NET One Systems Co., Ltd.	25,055
2,897	Nexi SpA*(a)	23,389
5,103	NEXTDC, Ltd.*	28,411
2,100	Nihon Unisys, Ltd.	45,388
2,056	Nomura Research Institute, Ltd.	50,539
800	NS Solutions Corp.	19,182
2,200	Nsd Co., Ltd.	37,187
5,500	NTT Data Corp.	71,091
4,539	Ordina NV	16,817
1,400	Otsuka Corp.	43,394
1,200	Poletowin Pitcrew Holdings, Inc.	7,694
9,052	Pushpay Holdings, Ltd.*	5,545
2,400	Relia, Inc.	16,032
209	Reply SpA	21,799
2,400	SCSK Corp.	36,015
39	Secunet Security Networks AG	7,037
200	SHIFT, Inc.*	25,855
650	Shopify, Inc., Class A*	17,511
219	Societe Pour l’Informatique Industrielle	9,228
800	Softbank Technology Corp.	12,012
3,194	Softcat plc	41,677
678	Sopra Steria Group	85,405
16,000	Sunevision Holdings, Ltd.	8,460
1,200	TDC Soft, Inc.	10,276
1,700	TechMatrix Corp.	19,569

Shares		Value
Common Stocks, continued
IT Services, continued
2,278	Tieto OYJ	$51,371
3,000	TIS, Inc.	79,669
315	Wavestone	13,507
2,809	Worldline SA*(a)	109,830

		2,785,699

Leisure Products (0.4%):
26,132	Apollo Tactical Income Fund, Inc.	24,657
1,100	Bandai Namco Holdings, Inc.	71,854
1,496	Beneteau SA	15,337
606	BRP, Inc.	37,333
1,042	Catana Group	5,640
891	Games Workshop Group plc	57,154
1,000	Globeride, Inc.	14,742
72,000	Goodbaby International Holdings, Ltd.*	6,965
178	Harvia OYJ	2,435
2,500	Heiwa Corp.	38,698
500	Mars Group Holdings Corp.	5,563
1,659	Maytronics, Ltd.	20,494
562	MIPS AB	16,586
800	Mizuno Corp.	14,227
300	Roland Corp.	9,125
1,200	Sankyo Co., Ltd.	36,195
1,700	Sega Sammy Holdings, Inc.	23,171
500	Shimano, Inc.	78,812
700	Spin Master Corp.(a)	21,068
1,169	Technogym SpA(a)	7,261
2,105	Thule Group AB (The)(a)	41,830
3,300	Tomy Co., Ltd.	28,291
385	Trigano SA	33,770
700	Universal Entertainment Corp.*	8,974
500	Yamaha Corp.	17,809

		637,991

Life Sciences Tools & Services (0.4%):
2,100	Addlife AB, Class B	21,894
275	Bachem Holding AG, Registered B	17,110
840	Biotage AB	12,519
315	Chemometec A/S	23,784
600	Cmic Holdings Co., Ltd.	6,305
878	Ergomed PLC*	11,341
2,030	Eurofins Scientific SE	120,358
1,196	Gerresheimer AG	58,722
335	Lonza Group AG	162,946
3,092	Qiagen NV*	127,638
174	Sartorius Stedim Biotech	53,183
1,600	Shin Nippon Biomedical Laborat^	29,850
97	Siegfried Holding AG	71,457
46	Tecan Group AG	15,798

		732,905

Machinery (3.7%):
3,060	Aalberts NV	99,973
2,600	Aichi Corp.	14,108
2,100	Aida Engineering, Ltd.	11,908
781	Alfa Laval AB	19,305
1,607	Alimak Group AB(a)	8,565
900	Alinco, Inc.	5,583
3,746	Alstom SA	60,227
8,100	Amada Holdings Co., Ltd.	55,034
2,314	Andritz AG	97,909
2,000	Anest Iwata Corp.	11,837
2,700	Asahi Diamond Industrial Co., Ltd.	13,378
17,476	Atlas Copco AB, Class A*	161,915
9,476	Atlas Copco AB, Class B	78,445

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,149	ATS Automation Tooling Systems, Inc.*	$30,331
1,300	Bando Chemical Industries, Ltd.	9,232
2,296	Beijer Alma AB	29,928
4,886	Bodycote plc	25,334
243	Bucher Industries AG	75,270
66	Burckhardt Compression Holding AG	24,555
56	Bystronic AG	30,084
459	Cargotec OYJ	13,816
900	CKD Corp.	10,713
14,452	CNH Industrial NV	161,319
1,560	Concentric AB	25,074
1,110	Construcc y Aux de Ferrocarr SA	24,831
178	Daetwyler Holding AG	28,264
700	Daifuku Co., Ltd.	32,897
7,112	Daimler Truck Holding AG*	162,740
2,100	Daiwa Industries, Ltd.	16,503
745	Danieli & C Officine Meccaniche SpA	12,583
1,585	Danieli & C Officine Meccaniche SpA	18,878
3,954	Deutz AG	12,322
4,700	DMG Mori Co., Ltd.	53,169
1,728	Duerr AG	36,178
1,700	Ebara Corp.	55,118
4,630	Electrolux Professional AB, Class B	18,887
4,138	Epiroc AB, Class A	59,219
2,535	Epiroc AB, Class B	31,901
200	FANUC Corp.	27,671
342	Feintool International Holding AG	6,337
19,282	Fincantieri SpA*^	8,728
1,579	Fluidra SA	23,537
13,800	Frencken Group, Ltd.	9,242
2,000	Fuji Corp.	25,975
1,700	Furukawa Co., Ltd.	14,271
2,270	GEA Group AG	74,219
3,040	Georg Fischer AG	143,633
371	Gesco AG	7,938
2,000	Glory, Ltd.	29,394
600	Harmonic Drive Systems, Inc.	18,648
8,175	Heidelberger Druckmaschinen AG*	9,313
5,448	Hexagon Composites ASA*	11,912
9,100	Hino Motors, Ltd.	37,554
500	Hirata Corp.	14,109
1,200	Hisaka Works, Ltd.	6,769
1,700	Hitachi Construction Machinery Co., Ltd.	31,590
5,600	Hitachi Zosen Corp.	32,971
400	Hoshizaki Corp.	11,072
1,000	Hosokawa Micron Corp.	17,001
679	Husqvarna AB, Class A Shares	3,781
6,964	Husqvarna AB, Class B	38,401
2,400	IHI Corp.	51,654
8,589	IMI plc	106,537
290	Interpump Group SpA	9,379
17	Interroll Holding AG, Registered Shares	32,133
1,300	Iseki & Co., Ltd.	10,517
3,448	Iveco Group NV*	16,246
500	Japan Steel Works, Ltd. (The)	9,862
885	JOST Werke AG(a)	30,731
2,512	Jungheinrich AG	51,435
197	Kardex Holding AG	26,082
900	Kato Works Co., Ltd.	4,632
5,700	Kawasaki Heavy Industries, Ltd.^	86,456
2,612	Kion Group AG	50,606
400	Kitagawa Iron Works Co., Ltd.	3,469

Shares		Value
Common Stocks, continued
Machinery, continued
1,400	Kito Corp.	$26,269
5,100	Kitz Corp.	28,323
637	Knorr-Bremse AG	27,614
572	Koenig & Bauer AG*	6,373
9,000	Komatsu, Ltd.	162,778
115	Komax Holding AG	26,513
2,900	Komori Corp.	14,162
3,153	Kone Oyj, Class B	121,399
1,994	Konecranes OYJ	39,499
362	Krones AG	32,198
4,400	Kubota Corp.	61,024
900	Kurita Water Industries, Ltd.	31,745
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,160
1,200	Maezawa Kyuso Industries Co., Ltd.	7,428
700	Makino Milling Machine Co., Ltd.	21,508
2,100	Makita Corp.	40,722
586	Manitou Bf SA	9,370
800	Max Co., Ltd.	11,014
1,800	Meidensha Corp.	24,562
800	Metawater Co., Ltd.	10,504
9,279	Metso Outotec Oyj	61,480
4,832	MINEBEA MITSUMI, Inc.	71,677
1,600	Misumi Group, Inc.	34,046
1,200	Mitsubishi Heavy Industries, Ltd.	40,014
1,000	Mitsubishi Logisnext Co., Ltd.	5,112
700	Mitsuboshi Belting Co., Ltd.	14,584
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	8,096
1,100	Miura Co., Ltd.	22,461
12,954	Morgan Advanced Materials plc	32,745
1,500	Morita Holdings Corp.	13,309
1,800	Nabtesco Corp.	36,862
800	Nachi-Fujikoshi Corp.	19,523
2,000	Namura Shipbuilding Co., Ltd.*	8,412
1,456	NFI Group, Inc.	12,797
2,500	NGK Insulators, Ltd.	31,169
2,300	Nikkiso Co., Ltd.	14,471
1,267	Nilfisk Holding A/S*	22,004
3,900	Nippon Thompson Co., Ltd.	14,400
400	Nissei ASB Machine Co., Ltd.	9,912
800	Nitta Corp.	15,393
500	Nitto Kohki Co., Ltd.	5,381
1,900	Nitto Seiko Co., Ltd.	6,759
300	Noritake Co., Ltd.	8,337
995	Norma Group SE	13,478
7,700	NSK, Ltd.	37,736
14,800	NTN Corp.	26,044
7,984	OC Oerlikon Corp. AG	50,945
1,700	Oiles Corp.	17,350
600	Okuma Corp.	20,386
1,600	Organo Corp.	22,526
2,800	OSG Corp.	34,541
692	Palfinger AG	13,178
174	Pfeiffer Vacuum Technology AG	21,550
150	Plasson Industries, Ltd.	7,181
118	Rational AG	57,625
70	Rieter Holding AG	5,910
16,905	Rotork plc	44,054
1,800	Ryobi, Ltd.	15,460
10,241	Sandvik AB	139,529
364	Schindler Holding AG, Registered Shares	54,729
188,100	SembCorp Marine, Ltd.*	13,760
564	SFS Group AG	48,274
100	Shibaura Machine Co., Ltd.	1,996

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,200	Shima Seiki Manufacturing, Ltd.	$16,703
1,900	Shinmaywa Industries, Ltd.	12,768
78,000	Singamas Container Holdings, Ltd.	5,942
2,200	Sintokogio, Ltd.	10,412
3,528	Skellerup Holdings, Ltd.	10,595
892	SKF AB	12,399
7,108	SKF AB, Class B	95,097
100	SMC Corp.	40,348
2,300	Sodick Co., Ltd.	12,071
796	Spirax-Sarco Engineering plc	91,416
891	Stabilus SE	39,438
1,600	Star Micronics Co., Ltd.	18,043
849	Sulzer AG, Registered Shares	48,524
3,700	Sumitomo Heavy Industries, Ltd.	68,492
3,900	Tadano, Ltd.	22,754
900	Takeuchi Manufacturing Co., Ltd.	16,586
1,300	Takuma Co., Ltd.	11,159
478	Technotrans SE	11,665
13,187	Techtronic Industries Co., Ltd.	124,587
1,500	THK Co., Ltd.	25,956
2,100	Tocalo Co., Ltd.	17,038
1,400	Torishima Pump Manufacturing Co., Ltd.	12,913
3,641	Trelleborg AB	67,941
1,098	Troax Group AB	15,454
1,100	Tsubaki Nakashima Co., Ltd.	8,566
1,400	Tsubakimoto Chain Co.	29,568
1,800	Tsugami Corp.	14,600
1,200	Tsukishima Kikai Co., Ltd.	7,299
600	Tsurumi Manufacturing Co., Ltd.	9,511
6,627	Valmet Corp.	133,633
686	VAT Group AG(a)	138,522
1,074	VBG Group AB, Class B	11,328
6,862	Vesuvius plc	23,686
3,392	Volvo AB, Class A	50,263
21,747	Volvo AB, Class B	307,015
229	Vossloh AG	7,003
1,416	Wacker Neuson SE	18,660
7,232	Wartsila Oyj Abp, Class B	46,069
560	Washtec AG	17,760
3,157	Weir Group plc (The)	48,617
3,000	Yamabiko Corp.	22,936
29,400	Yangzijiang Shipbuilding Holdings, Ltd.	21,027
1,700	Yaskawa Electric Corp.	49,079

		6,371,942

Marine (0.6%):
22	A.P. Moeller - Maersk A/S, Class A	38,777
30	A.P. Moeller - Maersk A/S, Class B	54,353
1,600	Algoma Central Corp.	18,662
3,578	American Shipping Co. ASA	11,509
556	Clarkson plc	16,221
1,333	D/S Norden A/S	55,683
1,307	DFDS A/S	33,846
3,255	Golden Ocean Group, Ltd.	24,362
331	Hapag-Lloyd AG(a)	56,498
3,300	Iino Kaiun Kaisha, Ltd.	14,879
5,897	Irish Continental Group	22,100
2,300	Japan Transcity Corp.	7,608
1,800	Kawasaki Kisen Kaisha, Ltd.^	25,044
725	Kuehne + Nagel International AG	146,933
3,600	Mitsui O.S.K. Lines, Ltd.	64,667
7,091	MPC Container Ships As	11,825
10,800	Nippon Yusen KK	184,470
600	NS United Kaiun Kaisha, Ltd.	15,634

Shares		Value
Common Stocks, continued
Marine, continued
3,500	Orient Overseas International, Ltd.	$61,044
215,000	Pacific Basin Shipping, Ltd.	66,595
29,000	SITC International Holdings Co., Ltd.	53,113
1,962	Stolt-Nielsen, Ltd.	39,063
1,677	Wallenius Wilhelmsen ASA	8,332

		1,031,218

Materials (0.0%†):
1,334	Aclara Resources, Inc.*	309
7,176	Sierra Rutile Holdings, Ltd.*	957

		1,266

Media (1.2%):
734	4imprint Group plc	27,645
3,715	Aimia, Inc.*	9,279
996	Alma Media Oyj	7,744
65	APG SGA SA	11,025
14,475	Arnoldo Mondadori Editore SpA	21,562
6,847	Ascential plc*	15,720
4,886	Atresmedia Corp. de Medios de Comuicacion SA	12,577
1,951	Bloomsbury Publishing plc	7,961
701	Cogeco Communications, Inc.	36,598
400	Cogeco, Inc.	15,957
5,394	Corus Entertainment, Inc.	9,216
5,200	Cyberagent, Inc.	43,318
4,300	Dentsu Group, Inc.	122,438
3,391	Euromoney Institutional Investor plc	54,367
7,511	Eutelsat Communications SA	58,131
2,800	Fuji Media Holdings, Inc.	20,582
598	Future plc	8,808
4,700	Hakuhodo DY Holdings, Inc.	33,154
8,376	HT&E, Ltd.	6,441
8,773	Hyve Group plc*	4,974
12,288	Informa plc	70,776
2,000	Intage Holdings, Inc.	21,006
1,711	Ipsos	76,119
94,559	ITV plc	60,173
9,582	Ive Group, Ltd.	13,750
3,011	JCDecaux SA*	35,445
1,600	Kadokawa Corp.	29,174
2,312	Kin And Carta plc*	4,493
1,449	Liberty Global plc, Class A*	22,590
1,664	M6 Metropole Television SA	20,128
1,300	Macromill, Inc.	9,750
47,049	MFE-MediaForEurope NV, Class A	13,865
10,230	MFE-MediaForEurope NV, Class B	4,509
1,563	Next Fifteen Communications Group PLC	13,485
48,195	Nine Entertainment Co. Holdings, Ltd.	56,841
961	Nordic Entertainment Group AB, Class B*	18,785
8,252	NOS SGPS SA	26,940
1,307	NRJ Group	8,020
19,083	Ooh!media, Ltd.	14,974
30	Otello Corp. ASA	23
2,872	Pearson plc, ADR	27,428
10,294	Pearson plc	98,633
68,000	PICO Far East Holdings, Ltd.	9,238
2,702	ProSiebenSat.1 Media SE	19,379
1,300	Proto Corp.	9,267
3,123	Publicis Groupe SA	147,751
3,026	Quebecor, Inc., Class B	55,801
4,571	RAI Way SpA(a)	20,929
12,118	Reach plc	9,377
1,406	RTL Group	44,713

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
1,116	S4 Capital plc*	$1,802
3,469	Sanoma OYJ	41,495
214	Schibsted ASA, Class A	2,875
239	Schibsted ASA, Class B	2,976
14,211	SES Global, Class A	77,867
60,999	Seven West Media, Ltd.*	16,004
7,456	Shaw Communications, Inc.	181,330
7,455	Sky Network Television, Ltd.	8,947
7,900	SKY Perfect JSAT Holdings, Inc.	28,258
4,175	Societe Television Francaise 1	23,904
15,013	Southern Cross Media Group, Ltd.	8,861
1,167	Stroeer SE & Co. KGaA	43,948
1,900	TBS Holdings, Inc.	20,814
1,294	Telenet Group Holding NV	17,646
15,000	Television Broadcasts, Ltd.*	6,618
1,400	TV Asahi Holdings Corp.	13,575
500	TV Tokyo Holdings Corp.	6,532
232	TX Group AG	28,260
1,000	ValueCommerce Co., Ltd.	15,341
500	Wowow, Inc.	4,599
9,140	WPP plc	75,620
700	Zenrin Co., Ltd.	4,315

		2,122,446

Metals & Mining (5.8%):
3,860	Acerinox SA	30,756
4,917	Agnico Eagle Mines, Ltd.	207,759
1,039	Agnico Eagle Mines, Ltd.	43,877
400	Aichi Steel Corp.	5,710
14,995	Alamos Gold, Inc., Class A	111,171
2,048	Alleima AB*	6,425
4,473	Allkem, Ltd.*	39,758
25,386	Alumina, Ltd.	20,337
723	Amg Advanced Metallurgical Group N.V.	16,299
16,082	Anglo American plc	485,700
5,620	Antofagasta plc	69,308
1,842	Aperam SA	43,060
6,800	ArcelorMittal SA, NYS	135,388
4,677	ArcelorMittal SA	93,517
12,400	Argonaut Gold, Inc.*	3,771
2,200	Asahi Holdings, Inc.	30,912
16,100	Ascot Resources, Ltd.*	4,546
85,942	Aurelia Metals, Ltd.*	10,819
1,297	Aurubis AG	68,505
25,622	AVZ Minerals, Ltd.*	10,746
38,815	B2Gold Corp.	124,775
10,885	Barrick Gold Corp.	168,729
1,629	Bekaert NV	40,694
28,371	BHP Group, Ltd.	706,412
8,146	BHP Group, Ltd., ADR	407,626
11,697	BlueScope Steel, Ltd.	113,135
5,089	Boliden AB	157,469
4,719	Capricorn Metals, Ltd.*	9,103
10,300	Capstone Copper Corp.*	24,311
44,401	Centamin plc	44,241
8,200	Centerra Gold, Inc.	36,096
4,374	Central Asia Metals plc	10,559
6,803	Champion Iron, Ltd.	21,077
16,254	China Gold International Resources Corp., Ltd.	41,423
1,300	Daido Steel Co., Ltd.	31,674
1,400	Daiki Aluminium Industry Co., Ltd.	11,437
11,513	Deterra Royalties, Ltd.	29,496
1,900	DOWA Mining Co.	67,907
7,500	Dundee Precious Metals, Inc.	33,341

Shares		Value
Common Stocks, continued
Metals & Mining, continued
4,662	Eldorado Gold Corp.*	$28,184
6,693	Endeavour Mining plc	123,471
1,907	Equinox Gold Corp.*	6,917
539	Eramet	42,575
2,899	Ero Copper Corp.*	32,050
31,853	Evolution Mining, Ltd.	41,994
7,778	EVRAZ plc(b)	9
15,230	Ferrexpo plc	20,264
2,800	First Majestic Silver Corp.	21,407
10,762	First Quantum Minerals, Ltd.	182,717
16,490	Fortescue Metals Group, Ltd.	176,689
400	Franco-Nevada Corp.	47,785
4,440	Fresnillo plc	37,930
8,215	Galiano Gold, Inc.*	3,985
125,097	Glencore plc	660,429
1,100	Godo Steel, Ltd.	12,831
20,226	Gold Road Resources, Ltd.	16,674
3,589	Granges AB	23,042
2,043	Hill & Smith Holdings plc	20,689
2,300	Hitachi Metals, Ltd.*	34,585
9,715	Hochschild Mining plc	6,368
8,995	Hudbay Minerals, Inc.	36,209
3,880	i-80 Gold Corp.*	6,854
15,631	IAMGOLD Corp.*	16,862
9,399	IGO, Ltd.	81,910
7,176	Iluka Resources, Ltd.	41,354
14,498	Imdex, Ltd.	16,387
3,605	Ivanhoe Mines, Ltd., Class A*	23,203
12,600	JFE Holdings, Inc.^	117,295
50,009	Jupiter Mines, Ltd.	6,241
2,436	K92 Mining, Inc.	13,933
42,633	Kinross Gold Corp.	160,507
10,600	Kobe Steel, Ltd.	42,564
1,800	Kyoei Steel, Ltd.	17,282
1,500	Labrador Iron Ore Royalty Corp.	31,397
14,207	Lucara Diamond Corp.*	5,657
2,700	Lundin Gold, Inc.	18,766
19,726	Lundin Mining Corp.	99,687
6,836	Lynas Rare Earths, Ltd.*	32,892
14,393	MACA, Ltd.	9,898
48,387	Macmahon Holdings, Ltd.	4,613
1,600	Major Drilling Group International, Inc.*	9,626
1,400	Maruichi Steel Tube, Ltd.	28,678
176,000	Midas Holdings, Ltd.*	—
2,374	Mineral Resources, Ltd.	99,353
3,300	Mitsubishi Materials Corp.	45,433
500	Mitsubishi Steel Manufacturing Co., Ltd.	3,140
2,500	Mitsui Mining & Smelting Co., Ltd.	52,365
27,183	Mount Gibson Iron, Ltd.*	7,073
2,200	Neturen Co., Ltd.	9,776
27,410	New Gold, Inc.*	24,409
1,924	Newcrest Mining, Ltd.*	21,202
11,300	Newcrest Mining, Ltd.	122,916
19,275	Nickel Industries, Ltd.	9,599
6,200	Nippon Denko Co., Ltd.	14,340
2,700	Nippon Light Metal Holdings Co.^	27,057
10,595	Nippon Steel Corp.^	147,492
930	Nippon Yakin Kogyo Co., Ltd.^	16,824
400	Nittetsu Mining Co., Ltd.	7,603
13,201	Norsk Hydro ASA	71,052
14,937	Northern Star Resources, Ltd.	75,287
34,228	OceanaGold Corp.*	55,758
21,175	OM Holdings, Ltd.	8,245

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
500	Osaka Steel Co., Ltd.	$3,931
3,279	Osisko Gold Royalties, Ltd.	33,402
3,354	Osisko Mining, Inc.*	7,504
10,428	Outokumpu OYJ	35,860
10,015	OZ Minerals, Ltd.	164,360
900	Pacific Metals Co., Ltd.	13,538
5,017	Pan American Silver Corp.	79,766
33,353	Perenti Global, Ltd.	19,680
55,326	Perseus Mining, Ltd.	54,484
18,665	Pilbara Minerals, Ltd.*	54,657
23,878	Ramelius Resources, Ltd.	10,980
38,407	Regis Resources, Ltd.*	38,498
47,236	Resolute Mining, Ltd.*	6,360
1,698	Rio Tinto plc	91,949
13,055	Rio Tinto plc, Registered Shares, ADR^	718,808
5,001	Rio Tinto, Ltd.	297,554
6,000	Sabina Gold & Silver Corp.*	4,735
1,335	Salzgitter AG	25,549
16,356	Sandfire Resources, Ltd.	38,809
4,142	Sandstorm Gold, Ltd.	21,442
21,718	Schmolz + Bickenbach AG*	4,865
1,200	Seabridge Gold, Inc.*	14,275
32,896	Silver Lake Resources, Ltd.*	24,990
5,690	Sims, Ltd.	48,021
46,147	South32, Ltd.	106,639
6,151	SSAB AB, Class A	26,957
12,955	SSAB AB, Class B	55,025
7,749	SSR Mining, Inc.	113,946
30,000	St. Barbara, Ltd.*	14,273
700	Stelco Holdings, Inc.	17,439
4,366	Straits Trading Co., Ltd.	7,389
5,100	Sumitomo Metal & Mining Co., Ltd.	146,980
26,588	Syrah Resources, Ltd.*	27,412
5,674	Taseko Mines, Ltd.*	6,491
11,838	Teck Cominco, Ltd., Class B	360,060
12,945	ThyssenKrupp AG*	55,302
1,900	Toho Titanium Co., Ltd.^	31,113
700	Toho Zinc Co., Ltd.	10,538
300	Tokyo Rope Manufacturing Co. Ltd.	1,774
2,300	Tokyo Steel Manufacturing Co., Ltd.	20,086
4,685	Torex Gold Resources, Inc.*	33,818
969	Trevali Mining Corp.*	144
3,324	Turquoise Hill Resources, Ltd.*	98,430
1,500	UACJ Corp.	20,819
3,908	Voestalpine AG	66,080
4,200	Wesdome Gold Mines, Ltd.*	28,401
13,685	West African Resources, Ltd.*	9,081
14,470	Westgold Resources, Ltd.*	7,746
1,410	Wheaton Precious Metals Corp.	45,663
31,047	Yamana Gold, Inc.	140,489
1,600	Yamato Kogyo Co., Ltd.	48,635
800	Yodogawa Steel Works, Ltd.	13,144

		10,027,094

Multiline Retail (0.7%):
16,302	B&M European Value Retail SA	55,343
1,259	Canadian Tire Corp., Class A	134,040
2,909	Dollarama, Inc.	167,017
6,286	Europris ASA(a)	31,329
3,300	H2O Retailing Corp.	25,292
15,674	Harvey Norman Holdings, Ltd.	40,228
6,800	Isetan Mitsukoshi Holdings, Ltd.	57,752
1,000	Izumi Co., Ltd.	21,491
6,000	J. Front Retailing Co., Ltd.	48,841
24,500	Lifestyle International Holdings, Ltd.*	14,165

Shares		Value
Common Stocks, continued
Multiline Retail, continued
73,250	Marks & Spencer Group plc*	$79,609
2,200	Marui Group Co., Ltd.	36,531
30,000	Metro Holdings, Ltd.	14,079
47,139	Myer Holdings, Ltd.	17,659
1,643	Next plc	87,274
5,300	Pan Pacific International Holdings Corp.	93,144
6,500	Ryohin Keikaku Co., Ltd.	53,963
1,000	Seria Co., Ltd.	17,406
4,800	Takashimaya Co., Ltd.^	56,833
2,195	Tokmanni Group Corp.	23,890
3,646	Warehouse Group, Ltd. (The)	6,312
5,589	Wesfarmers, Ltd.	151,862
4,000	Wing On Company International, Ltd.	7,236

		1,241,296

Multi-Utilities (1.0%):
2,232	Acea SpA	24,202
5,356	AGL Energy, Ltd.	23,294
4,900	Algonquin Power & Utilities Corp.	53,534
1,505	Atco, Ltd.	46,255
1,466	Canadian Utilities, Ltd., Class A	38,136
253,408	Centrica plc*	199,423
48,216	E.ON SE	373,106
22,086	Engie Group	253,373
23,363	Hera SpA	49,423
11,786	Iren SpA	15,496
33,157	ITL AEM SpA	32,137
84,623	Keppel Infrastructure Trust	31,805
2,361	National Grid plc, ADR	121,662
11,914	Ren - Redes Energeticas Nacion	28,097
6,785	RWE AG	249,615
24,600	SembCorp Industries, Ltd.	52,812
3,114	Telecom Plus plc	59,706
6,489	Vector, Ltd.	14,678
5,040	Veolia Environnement SA	95,610

		1,762,364

Oil, Gas & Consumable Fuels (7.3%):
9,181	Advantage Energy, Ltd.*	66,006
24,155	Africa Oil Corp.	44,770
3,154	Aker BP ASA	90,485
3,921	Ampol, Ltd.	72,380
7,200	Anglo Pacific Group plc	12,159
22,637	ARC Resources, Ltd.	271,900
18,809	Athabasca Oil Corp.*	29,006
2,064	Baytex Energy Corp.*	8,720
2,249	Baytex Energy Corp.*	9,526
71,371	Beach Energy, Ltd.	68,237
17,741	Birchcliff Energy, Ltd.	126,006
31,108	BP plc, ADR	888,133
10,317	BP plc	49,050
173,000	Brightoil Petroleum Holdings, Ltd.*	6,200
666	BW Energy, Ltd.*	1,310
2,656	BW LPG, Ltd.(a)	19,257
22,053	Cairn Energy plc*	60,213
789	Cameco Corp.	20,942
1,947	Cameco Corp.	51,615
7,637	Canacol Energy, Ltd.	10,340
13,622	Canadian Natural Resources, Ltd.	634,377
3,012	Cardinal Energy, Ltd.	15,483
2,956	Cenovus Energy, Inc.	45,434
14,953	Cenovus Energy, Inc.	229,730
13,100	China Aviation Oil Singapore Corp., Ltd.	6,736
64,430	Cooper Energy, Ltd.*	10,517
2,400	Cosmo Energy Holdings Co., Ltd.	61,575

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,781	Crescent Point Energy	$54,091
7,561	Crescent Point Energy Corp.	46,531
8,223	Crew Energy, Inc.*	30,661
854	CropEnergies AG	10,268
252	Delek Group, Ltd.*	39,955
20,320	DNO ASA	23,032
6,087	Enbridge, Inc.	225,728
79,400	ENEOS Holdings, Inc.	256,422
1,394	Energean PLC	20,691
7,800	Enerplus Corp.	110,460
33,738	ENI SpA	358,368
120,434	EnQuest plc*	35,566
10,152	Equinor ASA	335,028
1,081	Equital, Ltd.*	31,760
1,390	Etablissements Maurel et Prom SA	5,401
4,426	Euronav NV	69,191
1,579	Exmar NV	14,185
1,267	FLEX LNG, Ltd.	40,197
3,700	Freehold Royalties, Ltd.	38,522
1,400	Frontera Energy Corp.*	10,146
3,784	Frontline, Ltd.	41,968
3,100	Fuji Oil Co., Ltd.	6,234
13,793	Galp Energia SGPS SA	132,172
891	Gaztransport et Technigaz SA	98,561
6,249	Genel Energy plc	8,576
5,650	Gibson Energy, Inc.	89,871
22,100	Golden Energy Resources, Ltd.*	12,261
19,607	Gran Tierra Energy, Inc.*	23,991
14,984	Gulf Keystone Petroleum, Ltd.	32,967
5,643	Harbour Energy plc	28,100
6,000	Idemitsu Kosan Co., Ltd.	129,842
3,374	Imperial Oil, Ltd.	146,104
14,400	INPEX Corp.	135,119
2,244	International Petroleum Corp.*	17,693
2,823	International Petroleum Corp. / Sweden*	22,587
3,600	Itochu Enex Co., Ltd.	25,450
1,500	Iwatani Corp.	56,577
1,000	Japan Petroleum Exploration Co., Ltd.	23,917
24,713	Karoon Energy, Ltd.*	28,729
7,300	Kelt Exploration, Ltd.*	27,536
3,301	Keyera Corp.	67,970
1,732	Koninklijke Vopak NV	31,594
2,011	Lundin Energy AB	3,584
10,707	MEG Energy Corp.*	119,845
1,700	Mitsuuroko Holdings Co., Ltd.	11,378
1,502	Naphtha Israel Petroleum Corp.*	7,924
2,178	Neste Oyj	94,448
14,065	New Hope Corp., Ltd.	56,478
7,392	New Zealand Refining Co., Ltd. (The)*	5,789
64,000	NewOcean Energy Holdings, Ltd.*	239
21,200	Nippon Coke & Engineering Co., Ltd.	13,348
575	Norwegian Energy Co. ASA*	18,573
7,654	Nuvista Energy, Ltd.*	54,363
104,047	Oil Refineries, Ltd.	35,556
3,195	OMV AG	114,977
41,785	Paladin Energy, Ltd.*	20,271
5,770	Panoro Energy ASA	14,050
1,307	Paramount Resouces, Ltd., Class A	23,089
5,263	Parex Resources, Inc.	76,857
5,000	Parkland Corp.	107,153
300	Paz Oil Co., Ltd.*	32,859
2,501	Pembina Pipeline Corp.	75,979

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,584	Pembina Pipeline Corp.	$48,106
6,660	Peyto Exploration & Development Corp.	53,137
12,892	Pharos Energy plc*	2,843
5,032	Prairiesky Royalty, Ltd.	64,886
31,937	Repsol SA	367,464
1,600	Sala Corp.	8,408
3,100	San-Ai Oil Co., Ltd.	23,972
38,054	Santos, Ltd.	172,317
23,460	Saras SpA*	22,351
8,575	Serica Energy plc	35,600
33,774	Shell PLC, ADR	1,680,594
400	Sinanen Holdings Co., Ltd.	10,747
15,527	Stobart Group, Ltd.*	916
9,472	Suncor Energy, Inc.	266,637
9,878	Suncor Energy, Inc.	278,203
16,600	Tamarack Valley Energy, Ltd.	45,550
403	TC Energy Corp.	16,234
1,817	TC Energy Corp.	73,207
13,400	Tidewater Midstream and Infrastructure, Ltd.	9,605
1,559	Torm PLC	31,890
31,387	TotalEnergies SE^	1,477,161
7,230	Tourmaline Oil Corp.	375,790
64,721	Tullow Oil plc*	30,427
542	Verbio Vereinigte Bioenergie AG	31,958
5,883	Vermilion Energy, Inc.	125,949
24,351	Viva Energy Group, Ltd.(a)	40,438
17,452	Whitecap Resources, Inc.	110,433
31,393	Whitehaven Coal, Ltd.	180,477
2,252	Woodside Energy Group, Ltd., ADR	45,400
17,225	Woodside Energy Group, Ltd.	350,335

		12,721,924

Paper & Forest Products (0.7%):
2,718	Altri SGPS SA	13,701
2,729	Canfor Corp.*	39,734
600	Daiken Corp.	7,574
3,000	Daio Paper Corp.	24,086
8,317	Ence Energia y Celulosa S.A	24,783
301	Hadera Paper, Ltd.	28,099
6,700	Hokuetsu Corp.^	35,012
1,316	Holmen AB, B Shares	50,102
2,627	Interfor Corp.*	45,990
5,272	Metsa Board OYJ	38,144
7,998	Mondi plc	123,514
11,089	Navigator Co. SA (The)	37,569
4,800	Nippon Paper Industries Co., Ltd.	31,249
19,700	Oji Holdings Corp.	73,340
1,998	Stella-Jones, Inc.	56,098
9,661	Stora Enso Oyj, Class R	123,196
2,882	Svenska Cellulosa AB SCA, Class B	36,567
600	Tokushu Tokai Paper Co., Ltd.	12,266
7,592	UPM-Kymmene Oyj	241,217
2,454	West Fraser Timber Co., Ltd.	177,547
24,618	Western Forest Products, Inc.	23,527

		1,243,315

Personal Products (0.8%):
495	Beiersdorf AG	48,976
3,201	Best World International, Ltd.*	2,274
307	Blackmores, Ltd.	12,279
800	Fancl Corp.	15,920
6,497	Haleon PLC*	20,098
14,120	Haleon PLC, ADR*	85,991
1,514	Jamieson Wellness, Inc.(a)	36,732
3,900	Kao Corp.	158,161

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Personal Products, continued
300	Kobayashi Pharmaceutical Co., Ltd.	$17,493
200	Kose Corp.	20,362
10,500	L’occitane International SA	31,597
656	L’Oreal SA	208,851
1,600	Mandom Corp.	16,838
400	Milbon Co., Ltd.	17,644
600	Noevir Holdings Co., Ltd.	23,579
2,645	Ontex Group NV*	14,097
1,200	Pola Orbis Holdings, Inc.	13,449
1,600	Rohto Pharmaceutical Co., Ltd.	51,017
1,200	Shiseido Co., Ltd.	42,009
12,878	Unilever plc, ADR	564,571
1,324	Unilever plc	58,242
1,300	Ya-Man, Ltd.	10,506
		1,470,686
Pharmaceuticals (4.2%):
3,440	Alk Abello A/S*	54,125
15,687	Alliance Pharma plc	9,769
1,963	Almirall SA	18,908
2,600	Astellas Pharma, Inc.	34,372
4,345	AstraZeneca plc, ADR	238,280
491	Aurora Cannabis, Inc.*	597
1,145	Bausch Health Cos., Inc.*	7,889
1,200	Bausch Health Cos., Inc.*	8,288
10,652	Bayer AG, Registered Shares	491,494
900	Canopy Growth Corp.*	2,444
3,200	Chugai Pharmaceutical Co., Ltd.	79,912
900	Daiichi Sankyo Co., Ltd.	25,039
300	Daito Pharmaceutical Co., Ltd.	5,082
1,021	Dechra Pharmaceuticals plc	29,581
324	Dermapharm Holding SE	11,855
500	Eisai Co., Ltd.	26,823
192	Euroapi Sasu*	3,196
11,707	Faes Farma SA	42,330
700	Fuji Pharma Co., Ltd.	4,989
500	Fuso Pharmaceutical Industries. Ltd.^	6,802
1,668	Galenica AG(a)	120,699
5,197	GSK PLC	75,786
11,296	GSK PLC, ADR	332,441
1,384	H Lundbeck A/S*	4,119
5,536	H Lundbeck A/S*	17,543
3,600	Haw Par Corp., Ltd.	25,615
4,157	Hikma Pharmaceuticals plc	62,925
800	Hisamitsu Pharmaceutical Co., Inc.	18,671
26,202	Indivior plc*	82,878
943	Ipsen SA	87,078
900	JCR Pharmaceuticals Co., Ltd.	13,361
1,000	Kaken Pharmaceutical Co., Ltd.	26,396
1,000	Kissei Pharmaceutical Co., Ltd.	17,675
900	Kyowa Kirin Co., Ltd.	20,649
166	Laboratorios Farmaceuticos Rovi SA	7,117
98,378	Mayne Pharma Group, Ltd.*	17,186
139	Merck KGaA	22,682
400	Mochida Pharmaceutical Co., Ltd.	9,346
300	Nippon Shinyaku Co., Ltd.	15,221
1,555	Novartis AG, ADR	118,196
11,822	Novartis AG, Registered Shares	901,412
11,360	Novo Nordisk A/S, Class B	1,132,506
900	Ono Pharmaceutical Co., Ltd.	20,939
4,216	Orion Oyj, Class B	177,673
1,037	Orion OYJ	44,174
1,300	Otsuka Holdings Co., Ltd.	41,239
2,502	Recordati SpA	91,898
163	Roche Holding AG	63,525

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
4,734	Roche Holding AG	$1,543,876
4,419	Sanofi	337,208
7,000	Santen Pharmaceutical Co., Ltd.	46,918
800	Sawai Group Holdings Co., Ltd.	22,328
1,300	Seikagaku Corp.	7,477
500	Shionogi & Co., Ltd.	24,192
2,832	SNDL, Inc.*	6,174
3,200	Sumitomo Dainippon Pharma Co., Ltd.	22,840
800	Taisho Pharmaceutical Holdings Co., Ltd.	29,158
8,300	Takeda Pharmacuetical Co., Ltd.	215,599
8,303	Teva Pharmaceutical Industries, Ltd., ADR*	67,005
800	Torii Pharmaceutical Co., Ltd.	15,961
1,200	Towa Pharmaceutical Co., Ltd.	17,542
1,400	Tsumura & Co.	29,785
1,921	UCB SA	132,844
26,000	United Laboratories International Holdings, Ltd.	10,811
65	Vetoquinol SA	5,045
105	Virbac SA	27,276
		7,232,764

Professional Services (1.9%):
3,499	Adecco Group AG	96,103
1,864	AFRY AB	23,372
9,360	ALS, Ltd.	60,247
770	Altech Corp.	9,780
111	Amadeus Fire AG	9,155
1,825	Applus Services SA	10,235
200	Baycurrent Consulting, Inc.	51,382
1,100	Benefit One, Inc.	15,230
372	Bertrandt AG	12,230
3,973	Bureau Veritas SA	88,713
26,624	Capita plc*	7,386
180	Danel Adir Yeoshua, Ltd.	18,909
1,445	DKSH Holding, Ltd.	104,732
900	en Japan, Inc.	13,747
6,049	Experian plc	177,299
1,200	FULLCAST Holdings Co., Ltd.	20,997
900	Funai Soken Holdings, Inc.	15,299
175	Groupe Crit	9,598
22,373	Hays plc	25,259
2,075	Intertek Group plc	85,347
3,227	Intertrust NV*(a)	61,826
4,646	IPH, Ltd.	27,965
300	IR Japan Holdings, Ltd.	4,201
1,000	Jac Recruitment Co., Ltd.	15,340
1,000	Management Solutions Co., Ltd.*	20,373
3,994	McMillan Shakespeare, Ltd.	32,930
1,500	Meitec Corp.	23,828
5,800	Nihon M&A Center, Inc.	65,618
3,000	Outsourcing, Inc.	22,443
8,516	Pagegroup plc	35,053
1,400	Pasona Group, Inc.	19,402
2,100	Persol Holdings Co., Ltd.	38,278
3,572	Randstad NV	154,441
7,800	Recruit Holdings Co., Ltd.	225,164
7,938	RELX plc	193,743
5,236	RELX plc, ADR	127,287
2,833	Ricardo plc	14,530
3,902	Robert Walters plc	19,832
2,331	RWS Holdings plc	8,332
77	SGS SA, Registered Shares	164,508
2,000	SMS Co., Ltd.	39,968

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
3,200	S-Pool, Inc.	$23,139
600	Stantec, Inc.	26,316
1,621	Stantec, Inc.	71,048
7,669	SThree plc	29,436
1,633	Talenom Oyj	14,104
1,100	Tanseisha Co., Ltd.	5,784
2,900	Technopro Holdings, Inc.	60,972
780	Teleperformance	197,031
2,878	Thomson Reuters Corp.	295,340
1,065	Tinexta SpA	19,673
1,100	UT Group Co., Ltd.	17,858
300	Visional, Inc.*	18,339
3,630	Wolters Kluwer NV	353,367
		3,302,489

Real Estate Management & Development (2.4%):
697	Aedas Homes SA(a)	9,881
1,700	AEON Mall Co., Ltd.	18,821
206	AFI Properties, Ltd.	7,349
1,001	Airport City, Ltd.*	15,801
2,300	Airport Facilities Co., Ltd.	8,274
372	Allreal Holding AG	51,621
1,972	Alony Hetz Properties & Invest	23,543
492	Alrov Properties And Lodgings, Ltd.	29,464
700	Altus Group, Ltd.	22,695
2,393	Amot Investments, Ltd.	13,722
2,116	Annehem Fastigheter AB*	4,188
11,406	Aroundtown SA	25,164
46,000	Asia Standard International Group, Ltd.*	2,534
1,281	Atrium Ljungberg AB, Class B	15,845
233	Azrieli Group	15,911
210	Big Shopping Centers, Ltd.	23,459
522	BlackRock Debt Strategies Fund, Inc.	5,393
116	Blue Square Real Estate, Ltd.	7,037
59	Brack Capital Properties NV*	6,799
3,700	Bukit Sembawang Estates, Ltd.	11,522
695	CA Immobilien Anlagen AG	20,591
18,600	Capitaland Investment, Ltd.	44,813
1,420	Castellum AB	15,742
626	Catena AB	18,480
2,946	Cedar Woods Properties, Ltd.	7,534
18,000	Chinese Estates Holdings, Ltd.*	4,715
52,000	Chuang’s Consortium International, Ltd.	5,167
7,300	City Developments, Ltd.	38,495
1,684	Citycon OYJ	10,549
12,675	CK Asset Holdings, Ltd.	76,059
3,571	CLS Holdings plc	5,557
127	Colliers International Group	11,641
12,641	Corem Property Group AB, Class B	9,464
340,000	CSI Properties, Ltd.	7,024
1,000	Daito Trust Construction Co., Ltd.	93,911
8,200	Daiwa House Industry Co., Ltd.	167,132
712	Deutsche Wohnen SE	13,586
1,139	Dic Asset AG	8,651
2,651	Dios Fastigheter AB	16,666
4,200	DoubleLine Yield Opportunities Fund	11,189
1,450	DREAM Unlimited Corp.	25,825
34,000	Emperor International Holdings	2,723
7,600	ESR Cayman, Ltd.(a)	19,171
2,062	Fabege AB	13,919
82,189	Far East Consortium International, Ltd.	18,408
3,102	Fastighets AB Balder, B Shares*	12,267
862	FastPartner AB, Class A	4,473

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
28,100	First Trust High Income Long/Short Fund	$20,435
867	FirstService Corp.	103,182
11,092	Foxtons Group plc	3,745
16,000	Frasers Property, Ltd.	10,926
2,231	Gav-Yam Lands Corp., Ltd.	18,417
1,100	Goldcrest Co., Ltd.	12,590
17,039	Grainger plc	43,583
1,873	Grand City Properties SA	18,681
10,516	Great Eagle Holdings, Ltd.	19,604
17,100	GuocoLand, Ltd.	19,547
28,000	Hang Lung Group, Ltd.	45,185
29,984	Hang Lung Properties, Ltd.	48,948
1,200	Heiwa Real Estate Co., Ltd.	32,977
5,154	Helical plc	20,560
17,706	Henderson Land Development Co., Ltd.	49,422
37,840	HKR International, Ltd.	10,692
9,400	Ho Bee Land, Ltd.	16,570
18,500	Hong Fok Corp., Ltd.	12,528
8,100	Hongkong Land Holdings, Ltd.	35,533
2,049	Hufvudstaden AB	22,576
6,800	Hulic Co., Ltd.	50,041
11,000	Hysan Development Co., Ltd.	27,702
8,200	Ichigo, Inc.	16,912
151	IES Holdings, Ltd.	11,279
242	Immobel SA	10,560
218	Ina Invest Holding AG*	4,325
700	Information Services Corp.	11,175
1,253	Instone Real Estate Group AG(a)	10,428
29	Intershop Holdings AG	18,238
2,000	Invesque, Inc.*	2,160
164	Investis Holding SA	16,135
1,643	Israel Canada T.R, Ltd.	5,494
29,717	IWG plc*	41,604
25,000	K Wah International Holdings Ltd.	7,764
1,500	Katitas Co., Ltd.	33,420
22,225	Kerry Properties, Ltd.	41,985
2,347	K-fast Holding AB*	4,451
1,455	Kojamo Oyj	18,488
26,000	Kowloon Development Co., Ltd.	30,043
17,100	Lai Sun Development Co., Ltd.*	8,278
112,800	Landing International Development, Ltd.*	2,443
44,500	Langham Hospitality Investment	4,439
944	LEG Immobilien SE	56,792
7,615	Lend Lease Group	43,057
883	Lifestyle Communities, Ltd.	8,475
8,000	Liu Chong Hing Investment, Ltd.	6,819
4,644	LSL Property Services plc	13,568
276	Mega Or Holdings, Ltd.	8,079
463	Melisron, Ltd.	31,060
59,000	Mingfa Group International Co., Ltd.*	2,894
3,100	Mirainovate Co., Ltd.	3,709
4,800	Mitsubishi Estate Co., Ltd.	62,989
4,100	Mitsui Fudosan Co., Ltd.	78,166
9,306	Mivne Real Estate KD, Ltd.	27,326
280	Mobimo Holding AG, Registered Shares	60,503
100	Morguard Corp.	7,897
28,087	New World Development Co., Ltd.	79,362
1,539	Nexity SA	31,037
800	Nippon Commercial Development Co., Ltd.	11,001

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
1,700	Nisshin Group Holdings Co., Ltd.	$5,046
2,200	Nomura Real Estate Holdings, Inc.	49,881
522	NP3 Fastigheter AB	7,737
3,463	Nyfosa AB	19,929
17,900	Oue, Ltd.	16,190
54,608	Oxley Holdings, Ltd.	6,026
25,655	Pacific Century Premium Developments, Ltd.*	1,105
1,195	Platzer Fastigheter Holding AB, Class B	7,101
222	Prashkovsky Investments And Construction, Ltd.	6,253
779	PSP Swiss Property AG	78,022
700	Raysum Co., Ltd.	7,833
3,244	Real Matters, Inc.*	11,156
2,300	Relo Group, Inc.	34,956
914	Sagax AB, Class B	15,053
7,058	Samhallsbyggnadsbolaget i Norden AB^	7,536
1,200	SAMTY Co., Ltd.	18,671
5,801	Savills plc	50,878
1,875	Selvaag Bolig ASA	5,468
2,600	Shinoken Group Co., Ltd.	28,680
795	Shurgard Self Storage SA	32,386
100,800	Sinarmas Land, Ltd.	13,653
50,839	Sino Land Co., Ltd.	66,906
11,926	Sirius Real Estate, Ltd.	9,404
5,000	Soundwill Holdings, Ltd.	4,247
200	SRE Holdings Corp.*	4,305
1,800	Starts Corp., Inc.	32,922
2,500	Sumitomo Realty & Development Co., Ltd.	56,936
1,493	Summit Real Estate Holdings, Ltd.*	20,867
1,800	Sun Frontier Fudousan Co., Ltd.	13,951
5,921	Sun Hung Kai Properties, Ltd.	65,104
10,646	Swire Pacific, Ltd., Class A	79,450
17,500	Swire Pacific, Ltd., Class B	20,422
8,600	Swire Properties, Ltd.	18,481
2,374	Swiss Prime Site AG	188,888
3,096	TAG Immobilien AG	24,939
21,000	TAI Cheung Holdings, Ltd.	10,743
2,900	Toc Co., Ltd.	14,039
6,400	Tokyo Tatemono Co., Ltd.	91,170
17,000	Tokyu Fudosan Holdings Corp.	88,666
2,400	Tosei Corp.	23,044
4,220	Tricon Residential, Inc.	36,511
213	UBM Development AG	5,632
7,900	UOL Group, Ltd.	36,432
193	VGP NV	18,232
4,424	Vonovia SE	96,268
3,836	Wallenstam AB	13,992
6	Warteck Invest AG	13,126
6,203	Watkin Jones plc	10,474
9,829	Wharf Real Estate Investment Co., Ltd.	44,390
4,068	Wihlborgs Fastigheter AB	24,629
20,700	Wing Tai Holdings, Ltd.	21,855
16,000	Wing Tai Properties, Ltd.	7,338
148	YH Dimri Construction & Development, Ltd.	10,176
17	Zug Estates Holding AG	29,241
		4,104,914

Road & Rail (1.2%):
52,525	Aurizon Holdings, Ltd.	115,378

Shares		Value
Common Stocks, continued
Road & Rail, continued
2,571	Canadian National Railway Co.	$277,642
1,007	Canadian Pacific Railway, Ltd.	67,187
600	Central Japan Railway Co.	70,300
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	9,177
41,300	ComfortDelGro Corp., Ltd.	37,781
976	DSV A/S	113,145
1,300	East Japan Railway Co.	66,748
16,195	FirstGroup plc	18,915
1,200	Fukuyama Transporting Co., Ltd.	27,105
2,046	Go-Ahead Group plc*	35,311
1,000	Hamakyorex Co., Ltd.	21,730
2,400	Hankyu Hanshin Holdings, Inc.	72,249
600	Hitachi Transport System, Ltd.	35,908
1,100	Ichinen Holdings Co., Ltd.	9,221
206	Jungfraubahn Holding AG, Registered Shares*	24,485
2,500	Keikyu Corp.	25,351
700	Keio Corp.	25,324
1,200	Keisei Electric Railway Co., Ltd.	32,727
1,500	Kintetsu Group Holdings Co., Ltd.	49,746
1,000	Kyushu Railway Co.	21,615
400	Maruzen Showa Unyu Co., Ltd.	8,468
7,711	MTR Corp., Ltd.	35,287
4,500	Mullen Group, Ltd.	46,394
2,300	Nagoya Railroad Co., Ltd.	35,387
1,600	Nankai Electric Railway Co., Ltd.	32,726
13,705	National Express Group plc*	25,553
2,200	Nikkon Holdings Co., Ltd.	34,393
1,800	Nippon Express Holdings Co., Ltd.	91,028
1,300	Nishi-Nippon Railroad Co., Ltd.	25,948
147	NTG Nordic Transport Group A/S*	3,650
2,000	Odakyu Electric Railway Co., Ltd.	25,587
11,036	Redde Northgate plc	35,660
500	Sakai Moving Service Co., Ltd.	16,125
2,300	Sankyu, Inc.	66,460
4,500	Seino Holdings Co., Ltd.	36,134
6,400	Senko Group Holdings Co., Ltd.	42,368
483	Sixt SE	22,114
368	Sixt SE	29,493
1,000	Sotetsu Holdings, Inc.	16,583
278	Stef S.A.	20,252
1,298	TFI International, Inc.	117,480
1,500	Tobu Railway Co., Ltd.	35,394
3,400	Tokyu Corp.	38,749
300	Tonami Holdings Co., Ltd.	7,296
3,913	Tourism Holdings, Ltd.*	6,123
400	Trancom Co., Ltd.	20,958
15,330	Transport International Holdings, Ltd.	18,647
1,600	West Japan Railway Co.	61,329
		2,112,631

Semiconductors & Semiconductor Equipment (1.7%):
1,800	Advantest Corp.	83,664
9,500	Aem Holdings, Ltd.	26,163
7,502	ams AG*	46,700
276	ASM International NV	61,743
2,411	ASML Holding NV, NYS	1,001,409
9,019	ASMPT, Ltd.	54,295
1,796	BE Semiconductor Industries NV	76,428
14,000	BOE Varitronix, Ltd.	25,211
300	Disco Corp.	65,384
185	Elmos Semiconductor SE	7,019
1,700	Ferrotec Holdings Corp.	27,534
110	First Sensor AG	6,256

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
5,554	Infineon Technologies AG	$123,061
2,200	Japan Material Co., Ltd.	28,163
700	Lasertec Corp.	70,400
500	Megachips Corp.	8,743
879	Melexis NV	59,466
1,700	Micronics Japan Co., Ltd.	13,824
800	Mimasu Semiconductor Industry	10,564
500	Mitsui High-Tec, Inc.	23,597
473	Nordic Semiconductor ASA*	6,199
241	Nova Measuring Instruments, Ltd.*	20,579
1,100	Optorun Co., Ltd.	15,948
9,700	Renesas Electronics Corp.*	80,852
700	ROHM Co., Ltd.	45,916
300	Rorze Corp.	14,330
900	Sanken Electric Co., Ltd.	27,110
500	SCREEN Holdings Co., Ltd.	27,333
300	Shindengen Electric Manufacturing Co., Ltd.	7,255
1,100	Shinko Electric Industries Co., Ltd.	23,770
992	Siltronic AG	56,373
310	Soitec*	35,209
5,416	STMicroelectronics NV	167,083
409	SUESS MicroTec SE	3,961
6,100	SUMCO Corp.	70,888
1,000	Tokyo Electron, Ltd.	247,625
800	Tokyo Seimitsu Co., Ltd.	23,457
1,000	Towa Corp.	11,110
2,902	Tower Semiconductor, Ltd.*	127,514
1,200	Tri Chemical Laboratories, Inc.	14,617
144	u-blox Holding AG	17,522
1,000	Ulvac, Inc.	35,579
24,700	UMS Holdings, Ltd.	21,545
1,978	X-Fab Silicon Foundries SE*(a)	9,855
1,200	Yamaichi Electronics Co., Ltd.	14,868

		2,946,122

Software (0.9%):
1,800	Access Co., Ltd.*	9,217
1,000	Altium, Ltd.	21,662
50	Atoss Software AG	5,577
1,040	AVEVA Group plc	36,222
4,889	BlackBerry, Ltd.*	23,043
10,573	Bravura Solutions, Ltd.	8,328
4,900	Broadleaf Co., Ltd.	16,966
3,501	Bytes Technology Group PLC	16,323
500	Computer Engineering & Consulting, Ltd.	5,094
101	Constellation Software, Inc.	140,552
464	Crayon Group Holding ASA*(a)	3,584
1,400	Cresco, Ltd.	15,774
1,200	Cybozu, Inc.	12,229
1,150	Dassault Systemes SE	39,524
564	Descartes Systems Group, Inc.*	35,831
300	Digital Arts, Inc.	12,901
1,000	Enghouse Systems, Ltd.	20,996
1,966	F-Secure Oyj*	4,703
400	Fuji Soft, Inc.	22,542
900	Fukui Computer Holdings, Inc.	21,095
8,509	Hansen Technology, Ltd.	24,132
690	Hilan, Ltd.	36,909
3,100	Infomart Corp.	9,222
16,011	Infomedia, Ltd.	11,985
7,858	Integrated Research, Ltd.*^	1,939
3,230	IRESS, Ltd.	18,244
600	Justsystems Corp.	13,677

Shares		Value
Common Stocks, continued
Software, continued
200	Kinaxis, Inc.*	$19,848
570	Lectra	15,831
1,788	Lightspeed Commerce, Inc.*	31,470
172	Linedata Services	5,841
1,195	Magic Software Enterprises, Ltd.	18,538
8,235	Micro Focus International plc, ADR	46,940
500	Miroku Jyoho Service Co., Ltd.	4,958
1,498	Nemetschek SE	72,125
340	Netcompany Group A/S*(a)	11,337
145	Nice, Ltd.*	27,470
400	OBIC Business Consultants Co., Ltd.	12,309
3,485	Open Text Corp.	92,143
200	Open Text Corp.	5,287
400	Oracle Corp.	21,119
65	QT Group Oyj*	2,452
900	Rakus Co., Ltd.	8,301
8,965	Sage Group plc (The)	68,959
1,181	SAP SE	97,341
1,391	SimCorp A/S	77,885
6,091	Sinch AB*(a)	7,991
1,484	Software AG	34,289
500	SRA Holdings	10,290
8,400	Systena Corp.	23,259
2,838	TeamViewer AG*(a)	22,261
5,567	Technology One, Ltd.	37,297
1,447	Temenos AG	97,453
1,900	Trend Micro, Inc.	102,915
12,001	Vista Group International, Ltd.*	11,022
568	WiseTech Global, Ltd.	18,652
1,966	WithSecure Oyj*	3,084
423	Xero, Ltd.*	19,435

		1,616,373

Specialty Retail (1.5%):
400	ABC-Mart, Inc.	17,242
16,866	Accent Group, Ltd.	13,706
11,214	Adairs, Ltd.^	12,976
1,300	Adastria Co., Ltd.	19,282
900	Alpen Co., Ltd.	12,765
2,600	Aoki Holdings, Inc.	12,725
2,800	Aoyama Trading Co., Ltd.	17,681
3,236	AP Eagers, Ltd.	22,555
2,500	Autobacs Seven Co., Ltd.	24,129
613	Autocanada, Inc.*	10,048
2,300	BIC Camera, Inc.	19,591
4,193	Bilia AB, Class A	47,761
1,681	Blackstone Strategic Credit Fund	13,773
3,245	Byggmax Group AB	10,864
2,609	Carasso Motors, Ltd.	14,338
16,294	Card Factory plc*	8,033
3,919	Ceconomy AG	4,602
800	Chiyoda Co., Ltd.	4,344
18,000	Chow Sang Sang Holdings International, Ltd.	18,300
31,200	Chow Tai Fook Jewellery Group, Ltd.	58,415
1,435	Clas Ohlson AB, Class B	8,554
4,700	DCM Holdings Co., Ltd.^	38,258
1,548	Delek Automotive Systems, Ltd.	20,993
39,375	Dixons Carphone plc	24,603
291	Dor ALON Energy In Israel 1988, Ltd.	9,652
2,720	Dufry AG, Registered Shares*	82,676
4,536	Dunelm Group plc	36,960
3,700	Edion Corp.	30,010
115,950	Esprit Holdings, Ltd.*	10,898
400	Fast Retailing Co., Ltd.	212,601
995	Fielmann AG	32,077

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
878	Fnac Darty SA	$24,213
4,126	Frasers Group plc*	30,790
2,300	Geo Holdings Corp.	28,048
130,000	Giordano International, Ltd.	23,186
10,860	Halfords Group plc	15,927
7,439	Hennes & Mauritz AB, Class B^	68,787
200	Hikari Tsushin, Inc.	23,407
484	Hornbach Holding AG & Co. KGaA	30,515
4,500	Hour Glass, Ltd. The	6,560
2,800	Idom, Inc.	16,734
5,629	Industria de Diseno Textil SA	116,252
3,564	JB Hi-Fi, Ltd.	85,887
40,720	JD Sports Fashion plc	44,465
700	JINS Holdings, Inc.	20,589
1,500	Joshin Denki Co., Ltd.	19,677
900	Joyful Honda Co., Ltd.	11,110
26,469	Kathmandu Holdings, Ltd.	15,569
1,700	Keiyo Co., Ltd.	10,703
744	Kid ASA(a)	4,993
43,202	Kingfisher plc	104,922
900	Kohnan Shoji Co., Ltd.	20,946
1,600	Komeri Co., Ltd.	30,592
5,800	K’s Holding Corp.	47,749
1,766	Leon’s Furniture, Ltd.	20,458
19,046	Lookers plc	13,985
14,000	Luk Fook Holdings International, Ltd.	32,831
531	Maisons du Monde SA(a)	4,137
2,347	Matas A/S	20,850
2,955	Mobilezone Holding AG	44,172
234	Musti Group OYJ	4,053
1,800	Nextage Co., Ltd.	39,090
3,966	Nick Scali, Ltd.	23,386
1,900	Nishimatsuya Chain Co., Ltd.	17,560
900	Nitori Co., Ltd.	75,323
3,600	Nojima Corp.	33,588
28,290	Oriental Watch Holdings	13,551
76,677	Pendragon plc*	22,961
19,618	Pets At Home Group plc	57,115
2,736	Premier Investments, Ltd.	38,983
300	Shimamura Co., Ltd.	25,366
800	Sleep Country Canada Holdings, Inc.(a)	14,173
8,071	Super Retail Group, Ltd.	45,444
3,968	Superdry plc*	4,442
900	T-Gaia Corp.^	10,201
2,400	USS Co., Ltd.	36,944
240	Valora Holding AG	63,107
13,891	Vertu Motors plc	6,506
8,200	VT Holdings Co., Ltd.	27,005
6,052	Watches of Switzerland Group plc*(a)	44,833
2,602	WHSmith plc*	34,526
8,059	Wickes Group plc	10,752
300	Workman Co., Ltd.	9,443
800	World Co., Ltd.	7,700
700	Xebio Holdings Co., Ltd.	4,669
2,913	XXL ASA(a)	1,193
15,400	Yamada Holdings Co., Ltd.	50,555
800	Yellow Hat, Ltd.	9,914

		2,540,849

Technology Hardware, Storage & Peripherals (0.5%):
3,800	Brother Industries, Ltd.	65,529
4,400	Canon, Inc.	95,975
700	EIZO Corp.	17,586

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,800	Elecom Co., Ltd.	$17,994
900	FUJIFILM Holdings Corp.	41,190
16,000	Konica Minolta, Inc.	49,401
3,181	Logitech International SA, Class R	146,326
1,323	Logitech International SA, Class R	60,425
1,900	Maxell Holdings, Ltd.	18,027
4,000	Mcj Co., Ltd.	27,326
3,200	NEC Corp.	102,444
12,000	PC Partner Group, Ltd.	6,475
1,935	Quadient	26,745
7,800	Ricoh Co., Ltd.	56,928
600	Roland Dg Corp.	12,222
2,197	S&T AG^	31,412
7,600	Seiko Epson Corp.	103,671
900	Toshiba Tec Corp.	23,311
4,400	Wacom Co., Ltd.	21,370

		924,357

Textiles, Apparel & Luxury Goods (2.0%):
1,596	Adidas AG	185,189
3,137	Aritzia, Inc.*	103,090
2,300	Asics Corp.	36,654
1,383	Brunello Cucinelli SpA	67,317
4,693	Burberry Group plc	93,562
364	Calida Holding AG	15,003
408	Canada Goose Holdings, Inc.*	6,218
600	Canada Goose Holdings, Inc.*	9,131
2,645	Cie Financiere Richemont SA	248,239
35,102	Coats Group plc	19,848
485	Delta-Galil Industries, Ltd.	22,361
1,167	EssilorLuxottica SA	158,099
280	Fox Wizel, Ltd.	31,490
3,031	Gildan Activewear, Inc.	85,694
1,142	Gildan Activewear, Inc.	32,284
400	Goldwin, Inc.	21,216
900	Gunze, Ltd.	24,062
189	Hermes International SA	222,109
2,296	Hugo Boss AG	108,020
1,500	Japan Wool Textile Co., Ltd. (The)	11,049
504	Kering	222,845
700	Kurabo Industries, Ltd.	9,556
1,705	LVMH Moet Hennessy Louis Vuitton SA	1,002,108
1,945	Moncler SpA	79,849
2,592	New Wave Group AB	33,849
5,000	Onward Holdings Co., Ltd.	10,107
12,688	Ovs SpA(a)	21,146
44,000	Pacific Textiles Holdings, Ltd.	13,726
2,544	Pandora A/S	118,514
5,300	Prada SpA	24,331
1,502	Puma SE	70,310
687	Salvatore Ferragamo SpA	9,624
17,100	Samsonite International SA*(a)	41,045
2,100	Sankyo Seiko Co., Ltd.	6,470
500	Sanyo Shokai, Ltd.*	3,266
1,000	Seiren Co., Ltd.	14,571
17,500	Stella International Holdings, Ltd.	17,354
942	Swatch Group AG (The)	39,429
539	Swatch Group AG (The), Class B	121,073
2,999	Ted Baker plc*	3,638
11,500	Texhong Textile Group, Ltd.	7,849
60,000	Texwinca Holdings, Ltd.	8,091
404	Tod’s SpA*	16,565
3,200	Tsi Holdings Co., Ltd.	8,660
5,500	Unitika, Ltd.*	11,341

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
377	Van de Velde NV	$11,993
2,000	Wacoal Holdings Corp.	29,693
33,514	Yue Yuen Industrial Holdings, Ltd.	42,867

		3,500,505

Thrifts & Mortgage Finance (0.2%):
1,484	Aareal Bank AG*	46,835
1,900	Aruhi Corp.	18,066
9,449	Australian Finance Group, Ltd.	9,700
3,618	Deutsche Pfandbriefbank AG(a)	25,047
830	EQB, Inc.	27,907
1,100	Firm Capital Mortgage Investment Corp.	9,175
900	First National Financial Corp.	23,464
16,190	Genworth Mortgage Insurance AU	27,917
2,112	Home Capital Group, Inc.	42,050
3	Hypothekarbank Lenzburg AG	12,842
4,912	MyState, Ltd.	11,972
9,478	OSB Group plc	44,305
10,978	Paragon Banking Group plc	47,954
3,600	Timbercreek Financial Corp.	19,809

		367,043

Tobacco (0.6%):
12,168	British American Tobacco plc	435,021
17,942	Imperial Brands plc, Class A	370,163
12,100	Japan Tobacco, Inc.	198,633
3,118	Scandinavian Tobacco Group A/S(a)	44,997
7,177	Swedish Match AB	71,092

		1,119,906

Trading Companies & Distributors (2.0%):
3,367	AddTech AB, Class B	43,944
1,000	Alconix Corp.	9,109
1,271	Alligo AB, Class B	8,786
3,638	Ashtead Group plc	162,385
653	BayWa AG	26,196
2,058	Beijer Ref AB	25,242
1,271	Bergman & Beving AB	9,468
70,000	BlackRock Corporate High Yield Fund, Inc.*	232
6,300	BOC Aviation, Ltd.(a)	44,415
230	Bossard Holding AG	38,990
3,175	Brenntag AG	193,711
1,375	Bufab AB	24,684
3,366	Bunzl plc	102,411
500	Chori Co., Ltd.	6,640
400	Daiichi Jitsugyo Co., Ltd.	10,635
1,457	Diploma plc	37,348
4,000	Doman Building Materials Group, Ltd.	16,826
13,124	Electrocomponents plc	140,019
2,293	Ferguson plc	238,710
5,100	Finning International, Inc.	89,653
7,815	Grafton Group plc	58,423
1,700	Hanwa Co., Ltd.	40,439
700	Hardwoods Distribution, Inc.	13,349
15,263	Howden Joinery Group plc	84,904
881	IMCD NV	104,540
1,800	Inaba Denki Sangyo Co., Ltd.	33,934
1,800	Inabata & Co., Ltd.^	29,028
1,755	Indutrade AB	28,317
12,500	Itochu Corp.	302,990
616	Jacquet Metals SA	7,660
500	Japan Pulp & Paper Co., Ltd.	15,077
700	Kamei Corp.	5,169
900	Kanaden Corp.	6,362

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,700	Kanamoto Co., Ltd.	$24,223
3,100	Kanematsu Corp.	30,617
2,972	Kloeckner & Co. SE	22,962
15,300	Marubeni Corp.	134,349
1,500	Mitani Corp.	14,403
7,200	Mitsubishi Corp.	197,766
5,400	Mitsui & Co., Ltd.	115,867
1,271	Momentum Group AB*	7,104
3,600	MonotaRo Co., Ltd.	54,423
4,300	Nagase & Co., Ltd.	58,684
600	Nichiden Corp.	7,195
500	Nippon Steel Trading Corp.	17,402
1,200	Nishio Rent All Co., Ltd.	23,690
1,132	Oem International AB	5,795
700	Onoken Co., Ltd.	6,847
1,494	Reece, Ltd.	13,212
9,256	Rexel SA	137,649
1,992	Richelieu Hardware, Ltd.	55,281
1,404	Russel Metals, Inc.	26,124
207	Scope Metals Group, Ltd.	9,013
600	Senshu Electric Co., Ltd.	21,598
2,458	Seven Group Holdings, Ltd.	26,410
4,700	Sojitz Corp.	68,691
409	Solar A/S	26,711
17,864	Speedy Hire plc	7,373
6,600	Sumitomo Corp.	82,372
117	Thermador Groupe	7,761
1,472	Toromont Industries, Ltd.	102,482
4,000	Toyota Tsushu Corp.	124,182
7,192	Travis Perkins plc	61,863
1,000	Trusco Nakayama Corp.	13,795
800	Wajax Corp.	10,773
2,700	Wakita & Co., Ltd.	21,691
2,700	Yamazen Corp.	17,003
800	Yuasa Trading Co., Ltd.	19,370

		3,534,277

Transportation Infrastructure (0.4%):
242	Aena SME SA*(a)	25,037
260	Aeroports de Paris*	29,941
4,785	Atlas Arteria, Ltd.*	18,917
9,330	Atlas Arteria, Ltd.	36,885
8,117	Auckland International Airport, Ltd.*	32,611
671	Flughafen Zuerich AG*	99,338
1,124	Fraport AG*	40,829
2,198	Getlink SE	34,063
1,618	Hamburger Hafen und Logistik AG	17,655
182,200	Hutchison Port Holdings Trust	33,417
1,940	James Fisher & Sons plc*	6,107
400	Japan Airport Terminal Co., Ltd.*	16,553
2,600	Kamigumi Co., Ltd.	47,886
1,400	Mitsubishi Logistics Corp.^	33,037
400	Nissin Corp.	4,763
5,399	Port of Tauranga, Ltd.	19,486
32,939	Qube Holdings, Ltd.	51,982
5,500	SATS, Ltd.*	11,470
2,100	Sumitomo Warehouse Co., Ltd. (The)	28,638
10,150	Transurban Group	79,592
1,941	Westshore Terminals Investment Corp.	37,269

		705,476

Water Utilities (0.1%):
4,740	Pennon Group plc	41,544
2,187	Severn Trent plc	57,158
45,000	Siic Environment Holdings, Ltd.	5,525

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Water Utilities, continued
5,391	United Utilities Group plc	$53,373

		157,600

Wireless Telecommunication Services (0.9%):
1,292	1&1 AG	17,174
27,529	Airtel Africa plc(a)	39,723
3,670	Cellcom Israel, Ltd.*	18,593
5,583	Freenet AG	106,499
88,000	Hutchison Telecommunications Holdings, Ltd.	12,879
15,000	KDDI Corp.	440,010
8,812	Millicom International Cellular SA, SDR*	100,982
2,000	Okinawa Cellular Telephone Co.	35,153
1,324	Orange Belgium SA*	23,295
5,106	Partner Communications Co.*	36,908
1,708	Rogers Communications, Inc., Class B	65,826
1,900	Rogers Communications, Inc., Class B	73,196
35,000	Smartone Telecommunications Ho	18,318
9,900	Softbank Corp.	99,021
4,900	SoftBank Group Corp.	166,477
21,800	StarHub, Ltd.	16,717
8,203	Tele2 AB	70,789
277,568	Vodafone Group plc	312,548

		1,654,108

Total Common Stocks (Cost $192,068,643)		171,099,989

Preferred Stocks (0.4%):
Automobiles (0.3%):
635	Bayerische Motoren Werke AG (BMW), 8.72%, 5/15/20	41,515
1,645	Porsche Automobil Holding SE, 4.40%, 5/20/20	93,692
2,865	Volkswagen AG, 6.00%, 5/8/20	353,828

		489,035

Household Products (0.1%):
1,113	Henkel AG & Co. KGaA, 3.03%, 4/21/20	66,517

Total Preferred Stocks (Cost $765,836)		555,552

Contracts		Value

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23(b)	—

Total Warrant (Cost $—)		—

Shares		Value

Right (0.0%†):
Real Estate (0.0%†):
1,302	Immofinanz AG, Expires on 1/2/23(b)	—

Total Right (Cost $–)		—

Principal Amount		Value

Short-Term Security Held as Collateral for Securities on Loan (1.7%):
2,980,163	BlackRock Liquidity FedFund, Institutional Class , 2.77%(c)(d)	2,980,163

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,980,163)		2,980,163

Shares		Value
Unaffiliated Investment Company (0.1%):

Money Markets (0.1%):
232,077	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(e)	$232,077

Total Unaffiliated Investment Company (Cost $232,077)		232,077

Total Investment Securities (Cost $196,046,719) — 100.7%		174,867,781
Net other assets (liabilities) — (0.7)%		(1,144,569)

Net Assets — 100.0%		$173,723,212

Percentages indicated are based on net assets as of September 30, 2022.

ADR	-	American Depository Receipt
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $2,849,786.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(d)	The rate represents the effective yield at September 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2022:

(Unaudited)

Country	Percentage

Australia	6.5%
Austria	0.5%
Belgium	1.2%
Bermuda	0.1%
Cambodia	—%†
Canada	11.9%
Cayman Islands	—%†
China	0.1%
Colombia	—%†
Denmark	2.2%
Egypt	—%†
European Community	—%†
Faroe Islands	—%†
Finland	1.5%
France	6.8%
Germany	6.1%
Hong Kong	2.3%
India	—%†
Ireland	1.1%
Isle of Man	0.1%
Israel	1.2%
Italy	2.0%
Japan	22.8%
Jersey	—%†
Liechtenstein	—%†
Luxembourg	0.5%
Macau	—%†
Malta	—%†
Mexico	—%†
Netherlands	4.3%
New Zealand	0.4%
Norway	0.8%
Peru	—%†
Portugal	0.2%
Singapore	1 .1%
Spain	2.2%
Sweden	2.5%
Switzerland	8.3%
Taiwan, Province Of China	—%†
United Arab Emirates	—%
United Kingdom	11.3%
United States	2.0%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.5%):
1,210	AAR Corp.*	$43,342
2,468	Aerojet Rocketdyne Holdings, Inc.*	98,695
358	AeroVironment, Inc.*	29,843
712	Astronics Corp.*	5,596
415	Astronics Corp., Class B*	3,229
908	Axon Enterprise, Inc.*	105,101
3,878	Boeing Co. (The)*	469,548
2,720	BWX Technologies, Inc.	137,006
685	CPI Aerostructures, Inc.*	829
914	Curtiss-Wright Corp.	127,192
625	Ducommun, Inc.*	24,788
1,727	General Dynamics Corp.	366,418
569	HEICO Corp.	81,925
769	HEICO Corp., Class A	88,143
2,189	Hexcel Corp.	113,215
5,511	Howmet Aerospace, Inc.	170,455
904	Huntington Ingalls Industries, Inc.	200,236
2,947	Kratos Defense & Security Solutions, Inc.*	29,942
1,062	L3harris Technologies, Inc.	220,715
2,867	Lockheed Martin Corp.	1,107,493
1,378	Mercury Systems, Inc.*	55,947
913	Moog, Inc., Class A	64,230
343	National Presto Industries, Inc.	22,312
865	Northrop Grumman Corp.	406,827
953	Park Aerospace Corp., Class C	10,521
1,871	Parsons Corp.*	73,343
10,908	Raytheon Technologies Corp.	892,929
2,800	Textron, Inc.	163,128
521	TransDigm Group, Inc.	273,431
337	V2X, Inc.*	11,930

		5,398,309

Air Freight & Logistics (0.7%):
2,159	Air Transport Services Group, Inc.*	52,010
464	Atlas Air Worldwide Holdings, Inc.*	44,344
2,301	C.H. Robinson Worldwide, Inc.	221,609
2,787	Expeditors International of Washington, Inc.	246,120
2,745	FedEx Corp.	407,550
619	Forward Air Corp.	55,871
1,805	GXO Logistics, Inc.*	63,283
766	Hub Group, Inc., Class A*	52,839
3,266	Radiant Logistics, Inc.*	18,584
8,651	United Parcel Service, Inc., Class B	1,397,483
2,834	XPO Logistics, Inc.*	126,170

		2,685,863

Airlines (0.3%):
2,670	Alaska Air Group, Inc.*	104,531
229	Allegiant Travel Co.*	16,712
9,299	American Airlines Group, Inc.*	111,960
841	Copa Holdings SA, Class A*	56,355
9,886	Delta Air Lines, Inc.*	277,401
1,057	Hawaiian Holdings, Inc.*	13,900
9,359	JetBlue Airways Corp.*	62,050
1,602	SkyWest, Inc.*	26,049
5,986	Southwest Airlines Co.*	184,608
2,445	Spirit Airlines, Inc.*	46,015
3,464	United Airlines Holdings, Inc.*	112,684

		1,012,265

Auto Components (0.4%):
2,780	Adient plc*	77,145
4,269	American Axle & Manufacturing Holdings, Inc.*	29,157
1,883	Aptiv plc*	147,269

Shares		Value
Common Stocks, continued
Auto Components, continued
1,876	Autoliv, Inc.	$124,998
6,004	BorgWarner, Inc.	188,526
1,256	Cooper-Standard Holdings, Inc.*	7,335
3,513	Dana, Inc.	40,154
687	Dorman Products, Inc.*	56,416
798	Fox Factory Holding Corp.*	63,106
6,025	Gentex Corp.	143,636
799	Gentherm, Inc.*	39,734
6,635	Goodyear Tire & Rubber Co. (The)*	66,947
1,365	Horizon Global Corp.*	1,679
578	LCI Industries	58,644
1,505	Lear Corp.	180,133
3,637	Modine Manufacturing Co.*	47,063
1,190	Motorcar Parts of America, Inc.*	18,112
856	Patrick Industries, Inc.	37,527
2,366	QuantumScape Corp.*^	19,898
616	Standard Motor Products, Inc.	20,020
587	Stoneridge, Inc.*	9,950
275	Strattec Security Corp.*	5,720
1,349	Tenneco, Inc.*	23,459
517	Visteon Corp.*	54,833

		1,461,461

Automobiles (1.5%):
31,520	Ford Motor Co.	353,024
15,116	General Motors Co.	485,072
4,049	Harley-Davidson, Inc.	141,229
15,678	Tesla, Inc.*	4,158,590
1,289	Thor Industries, Inc.	90,204
729	Winnebago Industries, Inc.	38,790

		5,266,909

Banks (5.6%):
859	1st Source Corp.	39,772
504	ACNB Corp.	15,140
954	Allegiance Bancshares, Inc.	39,715
661	American National Bankshares, Inc.	21,119
1,776	Ameris Bancorp	79,405
704	Ames National Corp.	15,615
1,045	Arrow Financial Corp.	30,117
3,325	Associated Banc-Corp.	66,766
2,280	Atlantic Union Bankshares Corp.	69,266
2,056	Banc of California, Inc.	32,834
646	BancFirst Corp.	57,798
2,831	Bancorp, Inc. (The)*	62,225
52,973	Bank of America Corp.	1,599,785
1,028	Bank of Hawaii Corp.	78,251
724	Bank of Marin Bancorp	21,684
1,592	Bank of NT Butterfield & Son, Ltd. (The)	51,676
3,554	Bank OZK	140,596
2,950	BankUnited, Inc.	100,802
1,129	Banner Corp.	66,701
433	Bar Harbor Bankshares	11,483
842	BCB Bancorp, Inc.	14,171
1,898	Berkshire Hills Bancorp, Inc.	51,815
1,565	BOK Financial Corp.	139,066
2,707	Brookline Bancorp, Inc.	31,537
977	Byline BanCorp, Inc.	19,784
74	C&F Financial Corp.	3,959
4,719	Cadence Bank	119,910
843	Camden National Corp.	35,912
489	Capital City Bank Group, Inc.	15,213
2,132	Cathay General Bancorp	81,997
1,402	Central Pacific Financial Corp.	29,007
933	Central Valley Community Bancorp	16,523
377	Chemung Financial Corp.	15,785

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
14,399	Citigroup, Inc.	$600,006
943	Citizens & Northern Corp.	22,802
7,241	Citizens Financial Group, Inc.	248,801
552	Citizens Holding Co.	8,446
365	City Holding Co.	32,372
938	Civista Bancshares, Inc.	19,473
735	CNB Financial Corp.	17,324
85	Codorus Valley Bancorp, Inc.	1,601
56	Colony Bankcorp, Inc.	730
2,267	Columbia Banking System, Inc.	65,494
3,274	Comerica, Inc.	232,781
3,042	Commerce Bancshares, Inc.	201,259
1,393	Community Bank System, Inc.	83,691
517	Community Trust Bancorp, Inc.	20,964
1,154	ConnectOne Bancorp, Inc.	26,611
1,311	Cullen/Frost Bankers, Inc.	173,340
1,643	Customers Bancorp, Inc.*	48,436
4,350	CVB Financial Corp.	110,142
1,876	Dime Community Bancshares, Inc.	54,929
1,065	Eagle Bancorp, Inc.	47,733
3,269	East West Bancorp, Inc.	219,481
4,884	Eastern Bankshares, Inc.	95,922
820	Enterprise Financial Services Corp.	36,113
682	Equity Bancshares, Inc.	20,208
312	Evans Bancorp, Inc.	11,435
8,341	F.N.B. Corp.	96,756
1,329	Farmers National Banc Corp.	17,397
1,408	FB Financial Corp.	53,800
9,314	Fifth Third Bancorp	297,675
1,053	Financial Institutions, Inc.	25,346
6,611	First BanCorp	90,438
814	First Bancorp, Inc. (The)	22,426
1,262	First Bancorp/Southern Pines NC	46,164
611	First Bancshares, Inc. (The)	18,251
1,378	First Busey Corp.	30,288
664	First Business Financial Services, Inc.	21,454
221	First Citizens BancShares, Inc., Class A	176,232
2,520	First Commonwealth Financial Corp.	32,357
512	First Community Bankshares	16,399
3,105	First Financial Bancorp	65,453
3,432	First Financial Bankshares, Inc.	143,561
536	First Financial Corp.	24,222
733	First Financial Northwest, Inc.	10,878
1,155	First Foundation, Inc.	20,952
1,512	First Hawaiian, Inc.	37,241
12,573	First Horizon Corp.	287,922
3,226	First Interstate BancSystem, Inc., Class A	130,169
1,606	First Merchants Corp.	62,120
660	First Mid Bancshares, Inc.	21,100
1,573	First of Long Island Corp. (The)	27,119
1,741	First Republic Bank	227,288
2,253	Flushing Financial Corp.	43,641
5,044	Fulton Financial Corp.	79,695
769	German American Bancorp, Inc.	27,461
2,814	Glacier Bancorp, Inc.	138,252
397	Great Southern Bancorp, Inc.	22,657
2,782	Hancock Whitney Corp.	127,443
2,408	Hanmi Financial Corp.	57,021
1,642	HarborOne Bancorp, Inc.	22,036
44	Hawthorn Bancshares, Inc.	962
1,853	Heartland Financial USA, Inc.	80,346
1,197	Heritage Financial Corp.	31,685

Shares		Value
Common Stocks, continued
Banks, continued
2,010	Hertiage Commerce Corp.	$22,793
2,750	Hilltop Holdings, Inc.	68,338
4,922	Home Bancshares, Inc.	110,794
484	Hometrust Bancshares, Inc.	10,696
4,470	Hope BanCorp, Inc.	56,501
1,071	Horizon Bancorp, Inc.	19,235
17,788	Huntington Bancshares, Inc.	234,446
1,236	Independent Bank Corp.	92,119
855	Independent Bank Corp.	16,331
1,169	Independent Bank Group, Inc.	71,765
1,836	International Bancshares Corp.	78,030
30,597	JPMorgan Chase & Co.	3,197,387
13,247	KeyCorp	212,217
1,465	Lakeland Bancorp, Inc.	23,455
582	Lakeland Financial Corp.	42,375
552	Landmark Bancorp, Inc.	14,115
712	LCNB Corp.	11,292
1,274	Live Oak Bancshares, Inc.	38,984
2,795	M&T Bank Corp.	492,814
2,571	Macatawa Bank Corp.	23,807
472	Mercantile Bank Corp.	14,023
241	Midland States BanCorp, Inc.	5,680
638	MidWestone Financial Group, Inc.	17,411
702	National Bank Holdings Corp.	25,967
514	National Bankshares, Inc.	17,353
1,264	NBT Bancorp, Inc.	47,969
373	Nicolet Bankshares, Inc.*	26,274
510	Northrim Bancorp, Inc.	21,196
511	Norwood Financial Corp.	13,582
2,292	OFG Bancorp	57,598
440	Ohio Valley Banc Corp.	12,241
9,356	Old National Bancorp	154,093
2,225	Old Second Bancorp, Inc.	29,036
550	Origin Bancorp, Inc.	21,159
638	Orrstown Financial Services, Inc.	15,261
2,518	Pacific Premier Bancorp, Inc.	77,957
2,447	PacWest Bancorp	55,302
467	Park National Corp.	58,132
1,165	Peapack-Gladstone Financial Corp.	39,202
546	Penns Woods Bancorp, Inc.	12,509
608	Peoples Bancorp of North Carolina, Inc.	15,078
1,117	Peoples Bancorp, Inc.	32,315
1,752	Pinnacle Financial Partners, Inc.	142,087
3,044	PNC Financial Services Group, Inc. (The)	454,834
1,986	Popular, Inc.	143,111
432	Preferred Bank Los Angeles	28,179
707	Primis Financial Corp.	8,576
2,191	Prosperity Bancshares, Inc.	146,096
606	QCR Holdings, Inc.	30,870
487	Rbb BanCorp	10,120
13,669	Regions Financial Corp.	274,337
1,373	Renasant Corp.	42,947
917	Republic Bancorp, Inc., Class A	35,121
869	S&T Bancorp, Inc.	25,470
296	Salisbury Bancorp, Inc.	7,092
1,366	Sandy Spring Bancorp, Inc.	48,165
1,366	Seacoast Banking Corp of Florida	41,294
1,110	ServisFirst Bancshares, Inc.	88,800
1,113	Shore Bancshares, Inc.	19,277
1,028	Sierra Bancorp	20,303
784	Signature Bank	118,384
3,102	Simmons First National Corp., Class A	67,593

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
950	Southside Bancshares, Inc.	$33,592
1,770	SouthState Corp.	140,042
1,225	Stellar Bancorp, Inc.	35,831
527	Stock Yards Bancorp, Inc.	35,841
557	Summit Financial Group, Inc.	15,006
702	SVB Financial Group*	235,718
3,723	Synovus Financial Corp.	139,650
1,633	Texas Capital Bancshares, Inc.*	96,396
490	Tompkins Financial Corp.	35,584
2,209	TowneBank	59,267
820	TriCo Bancshares	36,613
1,001	Triumph BanCorp, Inc.*	54,404
9,462	Truist Financial Corp.	411,975
1,695	Trustmark Corp.	51,918
14,586	U.S. Bancorp	588,108
1,375	UMB Financial Corp.	115,899
6,312	Umpqua Holdings Corp.	107,872
3,681	United Bankshares, Inc.	131,596
1,942	United Community Banks, Inc.	64,280
1,190	United Security Bancshares	7,759
42	Unity Bancorp, Inc.	1,055
850	Univest Financial Corp.	19,958
9,343	Valley National Bancorp	100,904
690	Veritex Holdings, Inc.	18,347
501	Washington Trust Bancorp	23,286
4,185	Webster Financial Corp.	189,162
30,047	Wells Fargo & Co.	1,208,490
1,645	WesBanco, Inc.	54,894
1,062	West BanCorp, Inc.	22,100
685	Westamerica BanCorp	35,819
2,129	Western Alliance Bancorp	139,960
1,524	Wintrust Financial Corp.	124,282
3,716	Zions Bancorp	188,996

		20,093,822

Beverages (1.5%):
145	Boston Beer Co., Inc. (The), Class A*	46,929
1,105	Brown-Forman Corp., Class A	74,654
3,136	Brown-Forman Corp., Class B	208,764
374	Celsius Holdings, Inc.*	33,914
29,204	Coca-Cola Co. (The)	1,636,008
179	Coca-Cola Consolidated, Inc.	73,700
919	Constellation Brands, Inc., Class A	211,076
4,758	Keurig Dr Pepper, Inc.	170,432
615	MGP Ingredients, Inc.	65,288
3,243	Molson Coors Brewing Co., Class B	155,632
2,382	Monster Beverage Corp.*	207,139
1,621	National Beverage Corp.	62,473
15,698	PepsiCo, Inc.	2,562,855

		5,508,864

Biotechnology (2.6%):
16,653	AbbVie, Inc.	2,234,999
2,144	ACADIA Pharmaceuticals, Inc.*	35,076
3,964	Adverum Biotechnologies, Inc.*	3,766
436	Agios Pharmaceuticals, Inc.*	12,330
7,184	Akebia Therapeutics, Inc.*	2,272
1,012	Alkermes plc*	22,598
2,313	Allogene Therapeutics, Inc.*	24,980
471	Alnylam Pharmaceuticals, Inc.*	94,275
4,988	Amgen, Inc.	1,124,295
955	AnaptysBio, Inc.*	24,362
990	Arcus Biosciences, Inc.*	25,898
1,907	Atara Biotherapeutics, Inc.*	7,208
1,917	Biogen, Inc.*	511,839
2,087	BioMarin Pharmaceutical, Inc.*	176,915
1,469	Bluebird Bio, Inc.*^	9,299

Shares		Value
Common Stocks, continued
Biotechnology, continued
1,208	Blueprint Medicines Corp.*	$79,595
723	CareDx, Inc.*	12,305
1,101	Celldex Therapeutics, Inc.*	30,949
718	Concert Pharmaceuticals, Inc.*	4,811
906	CRISPR Therapeutics AG*	59,207
1,534	Denali Therapeutics, Inc.*	47,078
233	Eagle Pharmaceuticals, Inc.*	6,156
1,370	Editas Medicine, Inc.*	16,769
1,656	Emergent BioSolutions, Inc.*	34,759
585	Enanta Pharmaceuticals, Inc.*	30,344
1,700	Exact Sciences Corp.*	55,233
6,966	Exelixis, Inc.*	109,227
567	Fate Therapeutics, Inc.*	12,707
1,432	G1 Therapeutics, Inc.*^	17,886
14,500	Gilead Sciences, Inc.	894,505
852	Global Blood Therapeutics, Inc.*	58,021
2,867	Halozyme Therapeutics, Inc.*	113,361
1,961	Incyte Corp.*	130,681
961	Intellia Therapeutics, Inc.*	53,778
1,964	Ionis Pharmaceuticals, Inc.*	86,868
2,315	Iovance Biotherapeutics, Inc.*	22,178
2,568	Ironwood Pharmaceuticals, Inc.*	26,605
200	Kodiak Sciences, Inc.*	1,548
367	Krystal Biotech, Inc.*	25,580
1,263	Kura Oncology, Inc.*	17,253
757	Kymera Therapeutics, Inc.*	16,480
340	Ligand Pharmaceuticals, Inc.*	29,277
1,449	Macrogenics, Inc.*	5,014
194	Madrigal Pharmaceuticals, Inc.*	12,608
710	Mirati Therapeutics, Inc.*	49,586
4,559	Moderna, Inc.*	539,102
2,351	Myriad Genetics, Inc.*	44,857
715	Neurocrine Biosciences, Inc.*	75,940
10,235	OPKO Health, Inc.*	19,344
9,565	PDL BioPharma, Inc.*	25,634
1,720	Prothena Corp. plc*	104,284
1,210	Regeneron Pharmaceuticals, Inc.*	833,533
895	REGENXBIO, Inc.*	23,655
1,053	Rhythm Pharmaceuticals, Inc.*	25,799
1,042	Rocket Pharmaceuticals, Inc.*	16,630
1,793	Sage Therapeutics, Inc.*	70,214
2,916	Sangamo Therapeutics, Inc.*	14,288
660	Sarepta Therapeutics, Inc.*	72,956
1,210	Seagen, Inc.*	165,564
2,126	Spectrum Pharmaceuticals, Inc.*	914
602	SpringWorks Therapeutics, Inc.*	17,175
874	Travere Therapeutics, Inc.*	21,535
1,104	Ultragenyx Pharmaceutical, Inc.*	45,717
882	United Therapeutics Corp.*	184,673
1,179	Vanda Pharmaceuticals, Inc.*	11,649
1,880	Vertex Pharmaceuticals, Inc.*	544,335
1,246	Xencor, Inc.*	32,371

		9,260,650

Building Products (0.9%):
2,754	A O Smith Corp.	133,789
1,062	AAON, Inc.	57,221
1,573	Advanced Drainage Systems, Inc.	195,634
1,795	Allegion plc	160,976
515	American Woodmark Corp.*	22,588
1,085	Apogee Enterprises, Inc.	41,469
1,077	Armstrong World Industries, Inc.	85,331
3,106	AZEK Co., Inc. (The)*	51,622
4,473	Builders FirstSource, Inc.*	263,549
11,181	Carrier Global Corp.	397,596
547	Csw Industrials, Inc.	65,531

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
2,444	Fortune Brands Home & Security, Inc.	$131,218
715	Gibraltar Industries, Inc.*	29,265
1,993	Griffon Corp.	58,833
1,209	Insteel Industries, Inc.	32,075
2,135	JELD-WEN Holding, Inc.*	18,681
3,721	Johnson Controls International plc	183,148
617	Lennox International, Inc.	137,387
2,484	Masco Corp.	115,978
681	Masonite International Corp.*	48,548
2,995	Owens Corning	235,437
1,379	PGT Innovations, Inc.*	28,904
1,160	Quanex Building Products Corp.	21,066
3,728	Resideo Technologies, Inc.*	71,056
1,119	Simpson Manufacturing Co., Inc.	87,730
2,113	Trane Technologies plc	305,983
1,485	Trex Co., Inc.*	65,251
1,914	UFP Industries, Inc.	138,114
2,409	Zurn Elkay Water Solutions Corp.	59,020

		3,243,000

Capital Markets (2.9%):
837	Affiliated Managers Group, Inc.	93,618
1,953	Ameriprise Financial, Inc.	492,058
826	Ares Management Corp., Class A	51,171
1,585	Artisan Partners Asset Management, Inc., Class A	42,684
734	B Riley Financial, Inc.	32,678
6,009	Bank of New York Mellon Corp. (The)	231,467
9,837	BGC Partners, Inc., Class A	30,888
1,088	BlackRock, Inc., Class A	598,705
4,929	Blackstone, Inc., Class A	412,557
2,377	Blucora, Inc.*	45,971
902	Brightsphere Investment Group, Inc.	13,449
1,257	Cboe Global Markets, Inc.	147,534
7,675	Charles Schwab Corp. (The)	551,602
1,955	CME Group, Inc.	346,289
1,396	Cohen & Steers, Inc.	87,431
190	Diamond Hill Investment Group	31,350
1,791	Donnelley Financial Solutions, Inc.*	66,213
379	FactSet Research Systems, Inc.	151,642
3,404	Federated Hermes, Inc., Class B	112,740
5,820	Franklin Resources, Inc.	125,246
3,511	Goldman Sachs Group, Inc. (The)	1,028,899
255	Greenhill & Co., Inc.	1,515
569	Hamilton Lane, Inc.	33,918
211	Hennessy Advisors, Inc.	1,829
1,585	Houlihan Lokey, Inc.	119,477
693	Interactive Brokers Group, Inc., Class A	44,290
2,995	Intercontinental Exchange, Inc.	270,598
9,972	Invesco, Ltd.	136,616
4,134	Janus Henderson Group plc	83,962
4,821	KKR & Co., Inc., Class A	207,303
2,997	Lazard, Ltd., Class A^	95,394
1,018	LPL Financial Holdings, Inc.	222,413
337	MarketAxess Holdings, Inc.	74,979
1,075	Moelis & Co., Class A	36,346
1,496	Moody’s Corp.	363,693
13,808	Morgan Stanley	1,090,970
806	Morningstar, Inc.	171,130
583	MSCI, Inc.	245,904
4,695	Nasdaq, Inc.	266,113
2,692	Northern Trust Corp.	230,327
365	Oppenheimer Holdings, Inc., Class A	11,308
613	Piper Sandler Cos.	64,206

Shares		Value
Common Stocks, continued
Capital Markets, continued
394	PJT Partners, Inc.	$26,327
1,113	Pzena Investment Management, Inc.	10,551
2,737	Raymond James Financial, Inc.	270,470
4,238	Robinhood Markets, Inc., Class A*	42,804
1,896	S&P Global, Inc.	578,944
3,335	SEI Investments Co.	163,582
660	Silvercrest Asset Management Group, Inc., Class A	10,791
4,353	State Street Corp.	264,706
2,748	Stifel Financial Corp.	142,649
597	StoneX Group, Inc.*	49,515
3,338	T. Rowe Price Group, Inc.	350,523
800	Tradeweb Markets, Inc., Class A	45,136
1,275	Victory Capital Holdings, Inc., Class A	29,720
2,529	Virtu Financial, Inc., Class A	52,527
154	Virtus Investment Partners, Inc.	24,566
425	Westwood Holdings, Inc.	4,093
3,476	WisdomTree Investments, Inc.	16,268

		10,549,655

Chemicals (2.3%):
1,366	AdvanSix, Inc.	43,849
1,576	Air Products & Chemicals, Inc.	366,782
980	Albemarle Corp.	259,151
1,157	American Vanguard Corp.	21,636
1,489	Ashland, Inc.	141,410
2,333	Avient Corp.	70,690
6,953	Axalta Coating Systems, Ltd.*	146,430
538	Balchem Corp.	65,410
1,642	Cabot Corp.	104,907
2,236	Celanese Corp.	202,000
3,882	CF Industries Holdings, Inc.	373,643
328	Chase Corp.	27,411
4,033	Chemours Co. (The)	99,413
578	Core Molding Technologies, Inc.*	5,740
8,592	Corteva, Inc.	491,033
12,805	Dow, Inc.	562,524
5,587	DuPont de Nemours, Inc.	281,585
1,680	Eastman Chemical Co.	119,364
1,417	Ecolab, Inc.	204,643
1,630	Ecovyst, Inc.*	13,757
7,787	Element Solutions, Inc.	126,694
1,613	FMC Corp.	170,494
3,222	Futurefuel Corp.	19,461
1,438	H.B. Fuller Co.	86,424
5,566	Huntsman Corp.	136,590
962	Ingevity Corp.*	58,326
571	Innospec, Inc.	48,918
2,916	International Flavors & Fragrances, Inc.	264,860
1,037	Intrepid Potash, Inc.*	41,034
783	Koppers Holdings, Inc.	16,271
2,011	Kronos Worldwide, Inc.	18,783
3,686	Linde plc	993,709
2,160	Livent Corp.*	66,204
1,603	LSB Industries, Inc.*	22,843
7,530	LyondellBasell Industries NV, Class A	566,858
971	Minerals Technologies, Inc.	47,977
6,939	Mosaic Co. (The)	335,362
301	NewMarket Corp.	90,550
4,819	Olin Corp.	206,639
2,364	Orion Engineered Carbons SA	31,559
2,287	PPG Industries, Inc.	253,148
117	Quaker Chemical Corp.	16,892

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
3,631	Rayonier Advanced Materials, Inc.*	$11,438
1,718	RPM International, Inc.	143,127
1,131	Scotts Miracle-Gro Co. (The)	48,350
1,042	Sensient Technologies Corp.	72,252
2,297	Sherwin-Williams Co. (The)	470,311
569	Stepan Co.	53,298
1,070	Tredegar Corp.	10,101
1,279	Trinseo PLC	23,431
4,906	Tronox Holdings plc, Class A	60,099
2,580	Valvoline, Inc.	65,377
4,276	Venator Materials plc*	3,763
1,774	Westlake Corp.	154,125

		8,336,646

Commercial Services & Supplies (0.9%):
1,913	ABM Industries, Inc.	73,134
2,927	ACCO Brands Corp.	14,342
11,570	ADT, Inc.	86,659
1,067	Brady Corp., Class A	44,526
844	Brink’s Co. (The)	40,883
1,028	Casella Waste Systems, Inc.*	78,529
2,003	CECO Environmental Corp.*	17,727
518	Cimpress plc*	12,681
843	Cintas Corp.	327,244
433	Civeo Corp.*	10,881
1,494	Clean Harbors, Inc.*	164,310
3,043	Copart, Inc.*	323,775
859	Deluxe Corp.	14,302
1,613	Ennis, Inc.	32,470
2,148	Healthcare Services Group, Inc.	25,969
1,042	Heritage-Crystal Clean, Inc.*	30,812
1,467	HNI Corp.	38,890
2,623	IAA, Inc.*	83,543
2,041	Interface, Inc.	18,349
5,118	KAR Auction Services, Inc.*	57,168
2,829	Kimball International, Inc., Class B	17,794
919	Matthews International Corp., Class A	20,595
730	McGrath Rentcorp	61,218
1,866	MillerKnoll, Inc.	29,110
763	MSA Safety, Inc.	83,381
1,552	NL Industries, Inc.	11,997
4,238	Pitney Bowes, Inc.	9,874
2,606	Quad Graphics, Inc.*	6,671
2,027	Republic Services, Inc.	275,753
4,253	Rollins, Inc.	147,494
503	SP Plus Corp.*	15,754
2,563	Steelcase, Inc., Class A	16,711
2,286	Stericycle, Inc.*	96,263
1,039	Tetra Tech, Inc.	133,543
542	UniFirst Corp.	91,181
1,003	Viad Corp.*	31,675
824	Vse Corp.	29,170
4,883	Waste Management, Inc.	782,305

		3,356,683

Communications Equipment (0.8%):
1,069	ADTRAN Holdings, Inc.	20,931
752	Applied Optoelectronics, Inc.*^	2,045
2,075	Arista Networks, Inc.*	234,247
1,829	CalAmp Corp.*	7,023
644	Calix, Inc.*	39,374
2,888	Ciena Corp.*	116,762
32,180	Cisco Systems, Inc.	1,287,200
6,102	CommScope Holding Co., Inc.*	56,199
756	Comtech Telecommunications Corp.	7,568
1,262	Digi International, Inc.*	43,627

Shares		Value
Common Stocks, continued
Communications Equipment, continued
1,189	EMCORE Corp.*	$1,986
868	F5, Inc.*	125,626
2,194	Harmonic, Inc.*	28,676
2,944	Infinera Corp.*	14,249
441	InterDigital, Inc.	17,825
5,828	Juniper Networks, Inc.	152,227
909	KVH Industries, Inc.*	8,381
1,533	Lumentum Holdings, Inc.*	105,118
1,185	Motorola Solutions, Inc.	265,405
1,010	NETGEAR, Inc.*	20,240
1,838	NetScout Systems, Inc.*	57,566
3,679	Ribbon Communications, Inc.*	8,167
2,004	ViaSat, Inc.*	60,581
4,098	Viavi Solutions, Inc.*	53,479

		2,734,502

Construction & Engineering (0.5%):
3,257	AECOM	222,681
673	Ameresco, Inc., Class A*	44,741
3,778	API Group Corp.*	50,134
1,062	Arcosa, Inc.	60,725
455	Argan, Inc.	14,637
1,049	Comfort Systems USA, Inc.	102,099
1,213	Construction Partners, Inc., Class A*	31,817
710	Dycom Industries, Inc.*	67,826
1,291	EMCOR Group, Inc.	149,085
2,848	Fluor Corp.*	70,887
1,277	Granite Construction, Inc.	32,423
2,266	Great Lakes Dredge & Dock Corp.*	17,176
656	IES Holdings, Inc.*	18,119
1,682	MasTec, Inc.*	106,807
1,750	Matrix Service Co.*	7,245
487	MYR Group, Inc.*	41,264
346	NV5 Global, Inc.*	42,842
2,101	Orion Group Holdings, Inc.*	5,547
2,465	Primoris Services Corp.	40,056
1,798	Quanta Services, Inc.	229,047
1,648	Tutor Perini Corp.*	9,097
568	Valmont Industries, Inc.	152,576
4,673	WillScot Mobile Mini Holdings Corp.*	188,462

		1,705,293

Construction Materials (0.2%):
961	Eagle Materials, Inc.	103,000
754	Martin Marietta Materials, Inc.	242,856
3,273	Summit Materials, Inc., Class A*	78,421
131	U.S. Lime & Minerals, Inc.	13,388
1,485	Vulcan Materials Co.	234,199

		671,864

Consumer Finance (1.0%):
6,825	Ally Financial, Inc.	189,940
5,736	American Express Co.	773,844
5,649	Capital One Financial Corp.	520,668
1,912	Consumer Portfolio Services, Inc.*	13,900
490	Credit Acceptance Corp.*	214,620
6,177	Discover Financial Services	561,613
950	Encore Capital Group, Inc.*	43,206
1,657	Enova International, Inc.*	48,500
3,948	EZCORP, Inc., Class A*	30,439
1,170	FirstCash Holdings, Inc.	85,820
1,425	Green Dot Corp., Class A*	27,046
5,431	LendingClub Corp.*	60,013
5,938	Navient Corp.	87,229
543	Nelnet, Inc., Class A	43,000
750	Nicholas Financial, Inc.*	4,268
4,313	OneMain Holdings, Inc.	127,320

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
1,392	PRA Group, Inc.*	$45,741
2,187	PROG Holdings, Inc.*	32,761
568	Regional Mgmt Corp.	15,927
10,574	SLM Corp.	147,930
12,153	Synchrony Financial	342,593
237	World Acceptance Corp.*	22,946

		3,439,324

Containers & Packaging (0.7%):
21,700	Amcor plc	232,841
1,523	AptarGroup, Inc.	144,731
1,523	Avery Dennison Corp.	247,792
3,835	Ball Corp.	185,307
4,390	Berry Global Group, Inc.*	204,267
2,418	Crown Holdings, Inc.	195,931
10,400	Graphic Packaging Holding Co.	205,296
930	Greif, Inc., Class A	55,400
710	Greif, Inc., Class B	43,168
5,221	International Paper Co.	165,506
1,253	Myers Industries, Inc.	20,637
5,063	O-I Glass, Inc.*	65,566
1,879	Packaging Corp. of America	210,993
2,082	Sealed Air Corp.	92,670
3,830	Silgan Holdings, Inc.	161,013
2,780	Sonoco Products Co.	157,709
1,022	TriMas Corp.	25,621
538	UFP Technologies, Inc.*	46,182
3,552	Westrock Co.	109,721

		2,570,351

Distributors (0.2%):
1,267	Funko, Inc., Class A*	25,619
1,853	Genuine Parts Co.	276,690
3,391	LKQ Corp.	159,885
490	Pool Corp.	155,923
811	Weyco Group, Inc.	16,496

		634,613

Diversified Consumer Services (0.3%):
1,249	Adtalem Global Education, Inc.*	45,526
541	American Public Education, Inc.*	4,945
927	Bright Horizons Family Solutions, Inc.*	53,442
418	Carriage Services, Inc.	13,443
1,372	Chegg, Inc.*	28,908
1,826	Frontdoor, Inc.*	37,232
112	Graham Holdings Co., Class B	60,254
875	Grand Canyon Education, Inc.*	71,969
3,465	H&R Block, Inc.	147,401
3,406	Laureate Education, Inc.	35,933
2,522	Perdoceo Education Corp.*	25,977
1,293	PowerSchool Holdings, Inc.*	21,580
3,783	Service Corp. International	218,430
825	Strategic Education, Inc.	50,663
1,002	Stride, Inc.*	42,114
3,452	Terminix Global Holdings, Inc.*	132,177
1,696	Universal Technical Institute, Inc.*	9,226
1,419	WW International, Inc.*	5,577

		1,004,797

Diversified Financial Services (1.2%):
5,097	Apollo Global Management, Inc.	237,010
13,439	Berkshire Hathaway, Inc., Class B*	3,588,482
2,704	Cannae Holdings, Inc.*	55,865
9,685	Equitable Holdings, Inc.	255,200
1,543	Jackson Financial, Inc., Class A	42,818
5,286	Jefferies Financial Group, Inc.	155,937

Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
2,777	Voya Financial, Inc.	$168,008

		4,503,320

Diversified Telecommunication Services (1.2%):
398	Anterix, Inc.*	14,217
75,599	AT&T, Inc.	1,159,689
461	ATN International, Inc.	17,781
857	Cogent Communications Holdings, Inc.	44,701
4,558	Consolidated Communications Holdings, Inc.*	18,961
1,548	EchoStar Corp., Class A*	25,496
952	Frontier Communications Parent, Inc.*	22,305
1,080	IDT Corp.*	26,816
3,009	Iridium Communications, Inc.*	133,509
26,553	Lumen Technologies, Inc.	193,306
143	Telesat Corp.*	1,117
69,391	Verizon Communications, Inc.	2,634,776

		4,292,674

Electric Utilities (1.6%):
925	ALLETE, Inc.	46,296
2,285	Alliant Energy Corp.	121,082
3,720	American Electric Power Co., Inc.	321,594
1,163	Avangrid, Inc.	48,497
2,343	Constellation Energy Corp.	194,914
5,521	Duke Energy Corp.	513,563
3,306	Edison International	187,054
2,041	Entergy Corp.	205,386
2,102	Evergy, Inc.	124,859
3,330	Eversource Energy	259,607
7,030	Exelon Corp.	263,344
5,033	FirstEnergy Corp.	186,221
1,272	Genie Energy, Ltd., Class B	11,893
2,581	Hawaiian Electric Industries, Inc.	89,458
1,176	IDACORP, Inc.	116,436
734	MGE Energy, Inc.	48,172
13,851	NextEra Energy, Inc.	1,086,057
6,930	NRG Energy, Inc.	265,211
3,897	OGE Energy Corp.	142,085
737	Otter Tail Corp.	45,340
16,446	PG&E Corp.*	205,575
1,787	Pinnacle West Capital Corp.	115,279
1,704	PNM Resources, Inc.	77,924
2,036	Portland General Electric Co.	88,485
7,492	PPL Corp.	189,922
7,460	Southern Co. (The)	507,280
3,977	Xcel Energy, Inc.	254,528

		5,716,062

Electrical Equipment (0.8%):
888	Acuity Brands, Inc.	139,833
424	Allied Motion Technologies, Inc.	12,135
2,727	AMETEK, Inc.	309,269
1,155	Atkore, Inc.*	89,870
394	AZZ, Inc.	14,385
2,912	Eaton Corp. plc	388,344
5,095	Emerson Electric Co.	373,056
823	Encore Wire Corp.	95,089
1,180	EnerSys	68,641
736	Generac Holdings, Inc.*	131,111
5,506	GrafTech International, Ltd.	23,731
1,280	Hubbell, Inc.	285,440
1,831	LSI Industries, Inc.	14,080
3,947	nVent Electric plc	124,765
79	Pineapple Holdings, Inc.*	69

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
5,002	Plug Power, Inc.*	$105,092
606	Powell Industries, Inc.	12,774
400	Preformed Line Products Co.	28,460
1,374	Regal Rexnord Corp.	192,855
1,092	Rockwell Automation, Inc.	234,900
3,842	Sensata Technologies Holding plc	143,230
4,144	Sunrun, Inc.*	114,333
1,298	Thermon Group Holdings, Inc.*	20,002
742	TPI Composites, Inc.*	8,370
348	Vicor Corp.*	20,581

		2,950,415

Electronic Equipment, Instruments & Components (1.3%):
4,881	Amphenol Corp., Class A	326,832
2,582	Arlo Technologies, Inc.*	11,980
1,826	Arrow Electronics, Inc.*	168,339
2,249	Avnet, Inc.	81,234
724	Badger Meter, Inc.	66,890
550	Bel Fuse, Inc., Class B	13,888
1,417	Belden, Inc.	85,048
1,054	Benchmark Electronics, Inc.	26,118
1,649	CDW Corp.	257,376
1,600	Cognex Corp.	66,320
1,971	Coherent Corp.*	68,689
10,530	Corning, Inc.	305,581
1,576	CTS Corp.	65,640
2,838	Daktronics, Inc.*	7,691
1,561	Dolby Laboratories, Inc., Class A	101,699
784	ePlus, Inc.*	32,567
839	Fabrinet*	80,083
392	FARO Technologies, Inc.*	10,756
12,783	Flex, Ltd.*	212,965
640	Frequency Electronics, Inc.*	3,680
1,048	Insight Enterprises, Inc.*	86,366
959	IPG Photonics Corp.*	80,892
1,060	Itron, Inc.*	44,637
4,868	Jabil, Inc.	280,932
1,829	Keysight Technologies, Inc.*	287,811
1,603	Kimball Electronics, Inc.*	27,491
2,737	Knowles Corp.*	33,309
546	Littlelfuse, Inc.	108,485
790	Methode Electronics, Inc., Class A	29,349
2,559	National Instruments Corp.	96,577
702	Novanta, Inc.*	81,186
594	OSI Systems, Inc.*	42,804
621	PC Connection, Inc.	28,001
800	Plexus Corp.*	70,048
438	Rogers Corp.*	105,943
1,757	Sanmina Corp.*	80,963
738	ScanSource, Inc.*	19,491
1,795	TD SYNNEX Corp.	145,736
2,600	TE Connectivity, Ltd.	286,936
458	Teledyne Technologies, Inc.*	154,561
2,694	Trimble, Inc.*	146,203
3,068	TTM Technologies, Inc.*	40,436
3,363	Vishay Intertechnology, Inc.	59,828
2,080	Vontier Corp.	34,757
630	Zebra Technologies Corp., Class A*	165,066

		4,531,184

Energy Equipment & Services (0.6%):
4,779	Archrock, Inc.	30,681
10,629	Baker Hughes Co.	222,784
519	Bristow Group, Inc.*	12,191
562	Cactus, Inc., Class A	21,598
5,397	ChampionX Corp.	105,619

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
711	Core Laboratories NV	$9,584
562	DMC Global, Inc.*	8,981
1,028	Dril-Quip, Inc.*	20,067
1,095	Expro Group Holdings NV*	13,950
2,010	Exterran Corp.*	8,362
306	Forum Energy Technologies, Inc.*	6,499
760	Geospace Technologies Corp.*	3,352
1,086	Gulf Island Fabrication, Inc.*	4,529
11,703	Halliburton Co.	288,128
4,336	Helix Energy Solutions Group, Inc.*	16,737
2,727	Helmerich & Payne, Inc.	100,817
2,181	Liberty Oilfield Services, Inc., Class A*	27,655
1,436	Mammoth Energy Services, Inc.*	4,897
359	Nabors Industries, Ltd.*	36,420
935	Natural Gas Services Group*	9,387
4,799	Newpark Resources, Inc.*	12,093
8,513	NexTier Oilfield Solutions, Inc.*	62,996
900	Noble Corp. PLC*	26,622
8,395	NOV, Inc.	135,831
3,444	Oceaneering International, Inc.*	27,414
3,066	Oil States International, Inc.*	11,927
6,531	Patterson-UTI Energy, Inc.	76,282
2,684	Propetro Holding Corp.*	21,606
4,475	RPC, Inc.	31,012
11,293	Schlumberger, Ltd.	405,419
493	SEACOR Marine Holdings, Inc.*	2,771
3,974	Select Energy Services, Inc.*	27,699
13,590	TechnipFMC plc*	114,971
4,086	TETRA Technologies, Inc.*	14,669
2,510	Tidewater, Inc.*	54,467
14,584	Transocean, Ltd.*	36,022
4,546	U.S. Silica Holdings, Inc.*	49,779
489	Valaris, Ltd.*	23,932
780	Weatherford International plc*	25,186

		2,112,936

Entertainment (1.0%):
5,649	Activision Blizzard, Inc.	419,947
2,561	Cinemark Holdings, Inc.*	31,014
2,633	Electronic Arts, Inc.	304,664
873	Endeavor Group Holdings, Inc.*	17,687
1,045	Imax Corp.*	14,755
247	Liberty Media Corp.-Liberty Braves, Class A*	6,953
527	Liberty Media Corp.-Liberty Braves, Class C*	14,492
619	Liberty Media Corp-Liberty Formula One, Class A*	32,510
2,037	Liberty Media Corp-Liberty Formula One, Class C*	119,165
2,111	Lions Gate Entertainment Corp., Class A*	15,685
2,411	Lions Gate Entertainment Corp., Class B*	16,756
2,071	Live Nation Entertainment, Inc.*	157,479
894	Madison Square Garden Entertainment Corp.*	39,416
369	Madison Square Garden Sports Corp., Class A*	50,428
1,459	Marcus Corp.	20,266
2,368	Netflix, Inc.*	557,522
3,472	Playtika Holding Corp.*	32,602
1,419	Reading International, Inc., Class A*	4,669
598	ROBLOX Corp., Class A*	21,432
454	Roku, Inc.*	25,606

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
823	Spotify Technology SA*	$71,025
1,891	Take-Two Interactive Software, Inc.*	206,119
9,691	Walt Disney Co. (The)*	914,152
26,487	Warner Bros Discovery, Inc.*	304,600
1,420	Warner Music Group Corp.	32,958
1,208	World Wrestling Entertainment, Inc., Class A	84,765

		3,516,667

Food & Staples Retailing (1.6%):
1,374	Albertsons Cos., Inc., Class A	34,158
3,262	BJ’s Wholesale Club Holdings, Inc.*	237,506
998	Casey’s General Stores, Inc.	202,115
3,697	Costco Wholesale Corp.	1,745,982
650	Grocery Outlet Holding Corp.*	21,638
613	Ingles Markets, Inc., Class A	48,556
15,716	Kroger Co. (The)	687,575
1,720	Natural Grocers by Vitamin Cottage, Inc.	18,559
3,349	Performance Food Group Co.*	143,840
678	PriceSmart, Inc.	39,046
1,048	SpartanNash Co.	30,413
4,494	Sprouts Farmers Market, Inc.*	124,708
4,671	Sysco Corp.	330,286
1,610	The Andersons, Inc.	49,958
1,143	The Chefs’ Warehouse, Inc.*	33,113
1,907	United Natural Foods, Inc.*	65,544
5,735	US Foods Holding Corp.*	151,633
738	Village Super Market, Inc., Class A	14,266
8,238	Walgreens Boots Alliance, Inc.	258,673
12,188	Walmart, Inc.	1,580,784
857	Weis Markets, Inc.	61,053

		5,879,406

Food Products (1.5%):
4,534	Archer-Daniels-Midland Co.	364,760
2,035	B&G Foods, Inc.^	33,557
2,357	Bunge, Ltd.	194,617
270	Calavo Growers, Inc.	8,572
1,477	Cal-Maine Foods, Inc.	82,106
5,711	Campbell Soup Co.	269,102
5,882	Conagra Brands, Inc.	191,930
2,701	Darling Ingredients, Inc.*	178,671
1,004	Farmer Brothers Co.*	4,709
5,664	Flowers Foods, Inc.	139,844
1,375	Fresh Del Monte Produce, Inc.	31,955
640	Freshpet, Inc.*	32,058
5,770	General Mills, Inc.	442,040
2,709	Hain Celestial Group, Inc. (The)*	45,728
1,341	Hershey Co. (The)	295,650
4,488	Hormel Foods Corp.	203,935
3,521	Hostess Brands, Inc.*	81,828
1,610	Ingredion, Inc.	129,637
376	J & J Snack Foods Corp.	48,681
1,263	JM Smucker Co. (The)	173,549
300	John B Sanfilippo & Son, Inc.	22,719
5,587	Kellogg Co.	389,190
5,691	Kraft Heinz Co. (The)	189,795
2,371	Lamb Weston Holdings, Inc.	183,468
736	Lancaster Colony Corp.	110,606
1,028	Landec Corp.*	9,139
2,497	McCormick & Co.	177,961
778	McCormick & Co., Inc.	56,934
7,023	Mondelez International, Inc., Class A	385,071
3,553	Pilgrim’s Pride Corp.*	81,790
1,836	Post Holdings, Inc.*	150,387
29	Seaboard Corp.	98,677

Shares		Value
Common Stocks, continued
Food Products, continued
266	Seneca Foods Corp., Class A*	$13,417
2,245	Simply Good Foods Co. (The)*	71,818
900	Tootsie Roll Industries, Inc.	29,952
1,535	TreeHouse Foods, Inc.*	65,115
4,120	Tyson Foods, Inc., Class A	271,632

		5,260,600

Gas Utilities (0.2%):
1,298	Atmos Energy Corp.	132,201
273	Chesapeake Utilities Corp.	31,501
2,171	National Fuel Gas Co.	133,625
2,685	New Jersey Resources Corp.	103,910
620	Northwest Natural Holding Co.	26,896
1,069	ONE Gas, Inc.	75,247
232	RGC Resources, Inc.	4,886
1,202	South Jersey Industries, Inc.	40,171
944	Southwest Gas Holdings, Inc.	65,844
912	Spire, Inc.	56,845
4,064	UGI Corp.	131,389

		802,515

Health Care Equipment & Supplies (2.3%):
12,151	Abbott Laboratories	1,175,731
278	ABIOMED, Inc.*	68,294
2,269	Accuray, Inc.*	4,720
345	Align Technology, Inc.*	71,453
912	AngioDynamics, Inc.*	18,660
955	Anika Therapeutics, Inc.*	22,729
1,619	Artivion, Inc.*	22,407
707	AtriCure, Inc.*	27,644
36	Atrion Corp.	20,340
991	Avanos Medical, Inc.*	21,584
744	Axonics, Inc.*	52,407
5,209	Baxter International, Inc.	280,557
1,470	Becton Dickinson & Co.	327,560
7,829	Boston Scientific Corp.*	303,217
629	CONMED Corp.	50,427
507	Cooper Cos., Inc. (The)	133,797
3,956	Danaher Corp.	1,021,795
3,528	DENTSPLY SIRONA, Inc.	100,019
1,128	Dexcom, Inc.*	90,849
3,086	Edwards Lifesciences Corp.*	254,996
294	Embecta Corp.	8,464
1,056	Enovis Corp.*	48,650
2,838	Envista Holdings Corp.*	93,115
946	Glaukos Corp.*	50,365
1,691	Globus Medical, Inc.*	100,733
1,463	Haemonetics Corp.*	108,306
149	Heska Corp.*	10,865
5,513	Hologic, Inc.*	355,699
152	ICU Medical, Inc.*	22,891
824	IDEXX Laboratories, Inc.*	268,459
516	Inari Medical, Inc.*	37,482
433	Inogen, Inc.*	10,513
334	Insulet Corp.*	76,620
940	Integer Holdings Corp.*	58,496
1,679	Integra LifeSciences Holdings Corp.*	71,122
1,614	Intuitive Surgical, Inc.*	302,528
1,705	Lantheus Holdings, Inc.*	119,913
809	LeMaitre Vascular, Inc.	41,000
725	LENSAR, Inc.*	4,024
1,168	LivaNova plc*	59,299
509	Masimo Corp.*	71,850
6,947	Medtronic plc	560,970
1,464	Meridian Bioscience, Inc.*	46,160
1,136	Merit Medical Systems, Inc.*	64,195
4,126	Neogen Corp.*	57,640

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
598	Novocure, Ltd.*	$45,436
1,066	NuVasive, Inc.*	46,702
2,205	OraSure Technologies, Inc.*	8,357
566	Orthofix Medical, Inc.*	10,816
466	Penumbra, Inc.*	88,354
696	QuidelOrtho Corp.*	49,750
1,401	ResMed, Inc.	305,838
624	SeaSpine Holdings Corp.*	3,544
176	Shockwave Medical, Inc.*	48,940
685	STAAR Surgical Co.*	48,327
1,032	STERIS plc	171,601
1,764	Stryker Corp.	357,281
110	Surgalign Holdings, Inc.*	383
406	Tandem Diabetes Care, Inc.*	19,427
531	Teleflex, Inc.	106,975
227	Utah Medical Products, Inc.	19,365
1,100	Varex Imaging Corp.*	23,254
684	West Pharmaceutical Services, Inc.	168,319
2,179	Zimmer Biomet Holdings, Inc.	227,815
217	Zimvie, Inc.*	2,142

		8,471,171

Health Care Providers & Services (3.1%):
2,284	Acadia Healthcare Co., Inc.*	178,563
343	Addus HomeCare Corp.*	32,667
1,127	Agiliti, Inc.*	16,127
4,366	agilon health, Inc.*	102,252
78	AlerisLife, Inc.*	74
757	Amedisys, Inc.*	73,270
2,183	AmerisourceBergen Corp.	295,425
1,394	AMN Healthcare Services, Inc.*	147,708
1,245	Apollo Medical Holdings, Inc.*	48,555
9,264	Brookdale Senior Living, Inc.*	39,557
4,191	Cardinal Health, Inc.	279,456
4,279	Centene Corp.*	332,949
301	Chemed Corp.	131,405
3,378	Cigna Corp.	937,294
5,028	Community Health Systems, Inc.*	10,810
318	CorVel Corp.*	44,021
3,891	Covetrus, Inc.*	81,244
1,177	Cross Country Healthcare, Inc.*	33,391
13,839	CVS Health Corp.	1,319,825
1,553	DaVita, Inc.*	128,542
1,761	Elevance Health, Inc.	799,917
2,542	Encompass Health Corp.	114,975
1,271	Enhabit, Inc.*	17,845
1,585	Ensign Group, Inc. (The)	126,008
571	Fulgent Genetics, Inc.*	21,767
609	Hanger, Inc.*	11,400
1,772	HCA Healthcare, Inc.	325,676
786	HealthEquity, Inc.*	52,796
2,772	Henry Schein, Inc.*	182,314
975	Humana, Inc.	473,060
1,529	InfuSystem Holdings, Inc.*	10,688
1,274	Laboratory Corp. of America Holdings	260,928
742	LHC Group, Inc.*	121,436
1,512	McKesson Corp.	513,883
564	ModivCare, Inc.*	56,220
835	Molina Healthcare, Inc.*	275,416
575	National Healthcare Corp.	36,420
819	National Research Corp.	32,596
3,895	Oak Street Health, Inc.*	95,505
2,228	Option Care Health, Inc.*	70,115
2,072	Owens & Minor, Inc.	49,935
3,095	Patterson Cos., Inc.	74,342

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
1,710	Pediatrix Medical Group, Inc.*	$28,232
629	Petiq, Inc.*	4,340
2,269	Premier, Inc., Class A	77,010
861	Progyny, Inc.*	31,909
2,061	Quest Diagnostics, Inc.	252,864
4,626	R1 RCM, Inc.*	85,720
1,355	RadNet, Inc.*	27,574
2,778	Select Medical Holdings Corp.	61,394
585	Surgery Partners, Inc.*	13,689
2,695	Tenet Healthcare Corp.*	139,008
792	The Pennant Group, Inc.*	8,245
207	U.S. Physical Therapy, Inc.	15,736
4,941	UnitedHealth Group, Inc.	2,495,403
1,705	Universal Health Services, Inc., Class B	150,347

		11,347,848

Health Care Technology (0.2%):
4,097	Allscripts Healthcare Solutions, Inc.*	62,397
1,109	Certara, Inc.*	14,728
4,924	Change Healthcare, Inc.*(a)	135,361
339	Computer Programs & Systems, Inc.*	9,451
1,873	Evolent Health, Inc., Class A*	67,297
1,357	HealthStream, Inc.*	28,850
1,430	NextGen Healthcare, Inc.*	25,311
574	Omnicell, Inc.*	49,955
394	Simulations Plus, Inc.	19,125
1,470	Teladoc Health, Inc.*	37,265
705	Veeva Systems, Inc., Class A*	116,240

		565,980

Hotels, Restaurants & Leisure (1.8%):
4,796	Aramark	149,635
6	Biglari Holdings, Inc., Class A*	3,480
67	Biglari Holdings, Inc., Class B*	7,745
492	BJ’s Restaurants, Inc.*	11,734
1,554	Bloomin’ Brands, Inc.	28,485
491	Bluegreen Vacations Holding Corp.	8,111
266	Booking Holdings, Inc.*	437,094
1,059	Boyd Gaming Corp.	50,461
970	Brinker International, Inc.*	24,231
1,468	Caesars Entertainment, Inc.*	47,358
9,118	Carnival Corp., Class A*	64,100
2,943	Carrols Restaurant Group, Inc.*	4,797
665	Cheesecake Factory, Inc. (The)	19,471
202	Chipotle Mexican Grill, Inc.*	303,558
767	Choice Hotels International, Inc.	84,002
611	Churchill Downs, Inc.	112,516
429	Chuy’s Holdings, Inc.*	9,944
613	Cracker Barrel Old Country Store, Inc.	56,752
1,913	Darden Restaurants, Inc.	241,650
1,410	Dave & Buster’s Entertainment, Inc.*	43,752
1,239	Denny’s Corp.*	11,659
376	Domino’s Pizza, Inc.	116,635
1,288	El Pollo Loco Holdings, Inc.*	11,489
757	Expedia Group, Inc.*	70,923
1,277	Fiesta Restaurant Group, Inc.*	8,096
741	Hilton Grand Vacations, Inc.*	24,372
2,080	Hilton Worldwide Holdings, Inc.	250,890
1,051	Hyatt Hotels Corp., Class A*	85,089
323	Jack in the Box, Inc.	23,925
2,311	Las Vegas Sands Corp.*	86,709
1,893	Light & Wonder, Inc., Class A*	81,172
2,491	Marriott International, Inc., Class A	349,089
844	Marriott Vacations Worldwide Corp.	102,850
5,177	McDonald’s Corp.	1,194,541

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,516	MGM Resorts International	$163,936
341	Nathans Famous, Inc.	21,711
5,162	Norwegian Cruise Line Holdings, Ltd.*	58,640
671	Papa John’s International, Inc.	46,977
2,176	Penn Entertainment, Inc.*	59,862
1,693	Planet Fitness, Inc., Class A*	97,618
3,664	Playa Hotels & Resorts NV*	21,324
763	Potbelly Corp.*	3,456
878	Red Robin Gourmet Burgers, Inc.*	5,909
2,911	Royal Caribbean Cruises, Ltd.*	110,327
748	Ruth’s Hospitality Group, Inc.	12,611
1,359	SeaWorld Entertainment, Inc.*	61,848
1,371	Six Flags Entertainment Corp.*	24,267
8,104	Starbucks Corp.	682,843
1,701	Texas Roadhouse, Inc., Class A	148,429
1,976	Travel + Leisure Co.	67,421
359	Vail Resorts, Inc.	77,415
6,284	Wendy’s Co. (The)	117,448
548	Wingstop, Inc.	68,730
1,326	Wyndham Hotels & Resorts, Inc.	81,350
1,374	Wynn Resorts, Ltd.*	86,603
2,639	Yum! Brands, Inc.	280,631

		6,425,671

Household Durables (0.9%):
906	Beazer Homes USA, Inc.*	8,761
183	Cavco Industries, Inc.*	37,654
858	Century Communities, Inc.	36,705
6,194	DR Horton, Inc.	417,166
730	Ethan Allen Interiors, Inc.	15,432
431	Flexsteel Industries, Inc.	6,767
2,269	Garmin, Ltd.	182,223
2,761	GoPro, Inc., Class A*	13,612
1,329	Green Brick Partners, Inc.*	28,414
484	Helen of Troy, Ltd.*	46,677
500	Hooker Furnishings Corp.	6,745
830	Installed Building Products, Inc.	67,222
596	iRobot Corp.*	33,573
2,155	KB Home	55,858
1,350	La-Z-Boy, Inc.	30,469
4,086	Leggett & Platt, Inc.	135,737
3,605	Lennar Corp., Class A	268,753
119	Lennar Corp., Class B	7,082
585	LGI Homes, Inc.*	47,601
1,017	Lifetime Brands, Inc.	6,885
1,420	M/I Homes, Inc.*	51,447
1,985	MDC Holdings, Inc.	54,429
1,004	Meritage Homes Corp.*	70,551
1,361	Mohawk Industries, Inc.*	124,110
10,746	Newell Brands, Inc.	149,262
61	NVR, Inc.*	243,212
5,734	PulteGroup, Inc.	215,025
1,139	Skyline Champion Corp.*	60,219
1,307	Sonos, Inc.*	18,167
3,736	Taylor Morrison Home Corp., Class A*	87,123
3,449	Tempur Sealy International, Inc.	83,259
2,183	Toll Brothers, Inc.	91,686
935	TopBuild Corp.*	154,069
3,273	Tri Pointe Homes, Inc.*	49,455
905	Tupperware Brands Corp.*	5,928
320	Universal Electronics, Inc.*	6,294
1,621	VOXX International Corp.*	12,336
1,418	Whirlpool Corp.	191,160

		3,121,068

Shares		Value
Common Stocks, continued
Household Products (1.1%):
1,509	Central Garden & Pet Co., Class A*	$51,548
3,272	Church & Dwight Co., Inc.	233,752
1,448	Clorox Co. (The)	185,909
7,616	Colgate-Palmolive Co.	535,024
1,114	Energizer Holdings, Inc.	28,006
3,022	Kimberly-Clark Corp.	340,096
333	Oil-Dri Corp. of America	8,059
20,457	Procter & Gamble Co. (The)	2,582,696
1,828	Reynolds Consumer Products, Inc.	47,546
945	Spectrum Brands Holdings, Inc.	36,883
218	WD-40 Co.	38,311

		4,087,830

Independent Power and Renewable Electricity Producers (0.2%):
7,504	AES Corp. (The)	169,590
2,247	Atlantica Sustainable Infrastructure plc	59,096
2,755	Brookfield Renewable Corp., Class A	90,033
1,323	Clearway Energy, Inc., Class A	38,499
2,153	Clearway Energy, Inc., Class C	68,573
1,462	Ormat Technologies, Inc.	126,025
1,658	Sunnova Energy International, Inc.*	36,609
10,410	Vistra Corp.	218,610

		807,035

Industrial Conglomerates (0.7%):
6,624	3M Co.	731,952
1,213	Carlisle Cos., Inc.	340,137
5,892	General Electric Co.	364,774
5,253	Honeywell International, Inc.	877,093
584	Roper Technologies, Inc.	210,030

		2,523,986

Insurance (3.1%):
5,714	Aflac, Inc.	321,127
275	Alleghany Corp.*	230,827
4,696	Allstate Corp. (The)	584,793
1,297	AMBAC Financial Group, Inc.*	16,537
2,911	American Equity Investment Life Holding Co.	108,551
1,778	American Financial Group, Inc.	218,569
10,575	American International Group, Inc.	502,101
745	Amerisafe, Inc.	34,814
1,964	Aon plc, Class A	526,097
4,926	Arch Capital Group, Ltd.*	224,330
560	Argo Group International Holdings, Ltd.	10,786
2,069	Arthur J. Gallagher & Co.	354,254
1,280	Assurant, Inc.	185,946
2,047	Assured Guaranty, Ltd.	99,177
2,351	Axis Capital Holdings, Ltd.	115,552
2,603	Brighthouse Financial, Inc.*	113,022
3,292	Brown & Brown, Inc.	199,100
1,701	BRP Group, Inc.*	44,821
3,095	Chubb, Ltd.	562,919
1,844	Cincinnati Financial Corp.	165,167
2,176	Citizens, Inc.*	7,268
1,199	CNA Financial Corp.	44,243
2,354	Crawford & Co.	12,358
895	Crawford & Co., Class A	5,137
1,631	Donegal Group, Inc., Class A	22,002
800	eHealth, Inc.*	3,128
781	Employers Holdings, Inc.	26,937
447	Enstar Group, Ltd.*	75,807
887	Erie Indemnity Co., Class A	197,189
521	Everest Re Group, Ltd.	136,731

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
6,172	Fidelity National Financial, Inc.	$223,426
3,103	First American Financial Corp.	143,048
14,957	Genworth Financial, Inc., Class A*	52,349
695	Global Indemnity Group LLC, Class A	15,339
2,157	Globe Life, Inc.	215,053
318	Goosehead Insurance, Inc.*	11,333
2,383	Greenlight Capital Re, Ltd.*	17,729
1,469	Hallmark Financial Services, Inc.*	1,542
1,039	Hanover Insurance Group, Inc. (The)	133,137
4,507	Hartford Financial Services Group, Inc. (The)	279,164
397	HCI Group, Inc.	15,562
387	Heritage Insurance Holdings, Inc.	875
1,293	Horace Mann Educators Corp.	45,630
153	Investors Title Co.	21,573
868	James River Group Holdings	19,799
2,246	Kemper Corp.	92,670
381	Kinsale Capital Group, Inc.	97,315
2,749	Lincoln National Corp.	120,709
2,831	Loews Corp.	141,097
5,556	Maiden Holdings, Ltd.*	11,945
162	Markel Corp.*	175,644
3,891	Marsh & McLennan Cos., Inc.	580,887
1,688	Mercury General Corp.	47,973
5,123	MetLife, Inc.	311,376
162	National Western Life Group, Inc., Class A	27,670
8,176	Old Republic International Corp.	171,124
1,239	Primerica, Inc.	152,955
3,722	Principal Financial Group, Inc.	268,542
1,399	ProAssurance Corp.	27,294
3,150	Progressive Corp. (The)	366,061
2,865	Prudential Financial, Inc.	245,760
1,379	Reinsurance Group of America, Inc.	173,492
830	RenaissanceRe Holdings, Ltd.	116,524
852	RLI Corp.	87,228
321	Safety Insurance Group, Inc.	26,181
1,293	Selective Insurance Group, Inc.	105,250
5,145	SiriusPoint, Ltd.*	25,468
612	Stewart Information Services Corp.	26,708
1,767	Tiptree, Inc., Class A	19,013
3,861	Travelers Cos., Inc. (The)	591,505
367	Trupanion, Inc.*^	21,811
728	United Fire Group, Inc.	20,915
2,794	United Insurance Holdings Co.	1,790
1,869	Universal Insurance Holdings, Inc.	18,410
5,139	Unum Group	199,393
85	White Mountains Insurance Group, Ltd.	110,757
1,569	Willis Towers Watson plc	315,275
3,333	WR Berkley Corp.	215,245

		11,258,836

Interactive Media & Services (3.5%):
47,160	Alphabet, Inc., Class A*	4,510,854
43,631	Alphabet, Inc., Class C*	4,195,121
2,130	Bumble, Inc.*	45,774
2,370	Cargurus, Inc.*	33,583
1,955	Cars.com, Inc.*	22,482
2,881	DHI Group, Inc.*	15,500
2,717	Match Group, Inc.*	129,737
23,534	Meta Platforms, Inc., Class A*	3,193,093
2,021	Pinterest, Inc., Class A*	47,089
1,563	QuinStreet, Inc.*	16,411
2,381	Snap, Inc., Class A*	23,381

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
1,344	Travelzoo*	$5,954
2,514	TripAdvisor, Inc.*	55,509
2,857	TrueCar, Inc.*	4,314
6,686	Twitter, Inc.*	293,114
1,590	Yelp, Inc.*	53,917
664	Zedge, Inc., Class B*	1,567
1,474	Ziff Davis, Inc.*	100,940
742	ZoomInfo Technologies, Inc.*	30,912

		12,779,252

Internet & Direct Marketing Retail (2.2%):
893	1-800-Flowers.com, Inc., Class A*	5,796
64,959	Amazon.com, Inc.*	7,340,367
690	Chewy, Inc., Class A*^	21,197
9,183	eBay, Inc.	338,026
1,489	Etsy, Inc.*	149,093
1,642	Lands’ End, Inc.*	12,676
1,736	Liquidity Services, Inc.*	28,227
588	PetMed Express, Inc.	11,478
1,526	Quotient Technology, Inc.*	3,525
8,810	Qurate Retail, Inc., Class A	17,708
649	Revolve Group, Inc.*	14,077
764	Shutterstock, Inc.	38,330

		7,980,500

IT Services (3.8%):
5,591	Accenture plc, Class A	1,438,564
2,020	Akamai Technologies, Inc.*	162,246
1,974	Alliance Data Systems Corp.	62,082
2,873	Amdocs, Ltd.	228,260
3,866	Automatic Data Processing, Inc.	874,451
2,534	Black Knight, Inc.*	164,026
918	Block, Inc.*	50,481
252	BM Technologies, Inc.*	1,686
1,570	Broadridge Financial Solutions, Inc.	226,582
687	Cass Information Systems, Inc.	23,832
3,743	Cognizant Technology Solutions Corp., Class A	214,998
1,091	Concentrix Corp.	121,788
6,347	Conduent, Inc.*	21,199
1,011	CSG Systems International, Inc.	53,462
6,526	DXC Technology Co.*	159,756
435	EPAM Systems, Inc.*	157,553
1,164	Euronet Worldwide, Inc.*	88,185
2,060	Evertec, Inc.	64,581
762	ExlService Holdings, Inc.*	112,288
4,406	Fidelity National Information Services, Inc.	332,961
4,458	Fiserv, Inc.*	417,135
1,367	FleetCor Technologies, Inc.*	240,824
1,028	Gartner, Inc.*	284,437
3,911	Genpact, Ltd.	171,184
2,351	Global Payments, Inc.	254,026
1,673	GoDaddy, Inc., Class A*	118,582
1,357	Hackett Group, Inc. (The)	24,046
10,050	International Business Machines Corp.	1,194,041
840	Jack Henry & Associates, Inc.	153,107
2,484	Kyndryl Holdings, Inc.*	20,543
2,160	Limelight Networks, Inc.*	6,005
1,456	LiveRamp Holdings, Inc.*	26,441
7,941	Mastercard, Inc., Class A	2,257,944
1,540	Maximus, Inc.	89,120
262	MongoDB, Inc.*	52,023
1,032	Okta, Inc.*	58,690
2,489	Paychex, Inc.	279,291
5,186	PayPal Holdings, Inc.*	446,359

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
728	Perficient, Inc.*	$47,335
840	PFSweb, Inc.*	7,829
279	Snowflake, Inc., Class A*	47,419
1,655	SolarWinds Corp.*	12,826
1,168	Squarespace, Inc., Class A*	24,948
1,603	Switch, Inc., Class A	54,005
1,653	Teradata Corp.*	51,342
1,284	TTEC Holdings, Inc.	56,894
891	Twilio, Inc., Class A*	61,604
2,221	Unisys Corp.*	16,769
1,083	VeriSign, Inc.*	188,117
3,457	Verra Mobility Corp.*	53,134
12,683	Visa, Inc., Class A	2,253,135
6,143	Western Union Co. (The.)	82,930
975	WEX, Inc.*	123,766

		13,734,832

Leisure Products (0.3%):
2,057	Academy Sports & Outdoors, Inc.	86,764
1,798	Acushnet Holdings Corp.	78,195
895	American Outdoor Brands, Inc.*	7,849
2,521	Brunswick Corp.	164,999
658	Escalade, Inc.	6,547
1,625	Hasbro, Inc.	109,558
1,250	Hayward Holdings, Inc.*	11,088
303	Johnson Outdoors, Inc., Class A	15,547
531	Malibu Boats, Inc.*	25,483
662	Marine Products Corp.	5,601
8,660	Mattel, Inc.*	164,020
995	Nautilus Group, Inc.*	1,622
909	Peloton Interactive, Inc., Class A*	6,299
1,582	Polaris, Inc.	151,318
1,410	Smith & Wesson Brands, Inc.	14,622
1,535	Topgolf Callaway Brands Corp.*	29,564
1,612	Vista Outdoor, Inc.*	39,204
1,824	YETI Holdings, Inc.*	52,020

		970,300

Life Sciences Tools & Services (0.9%):
237	10X Genomics, Inc., Class A*	6,750
2,005	Agilent Technologies, Inc.	243,708
7,162	Avantor, Inc.*	140,375
314	Bio-Rad Laboratories, Inc., Class A*	130,982
257	Bio-Techne Corp.	72,988
3,557	Bruker Corp.	188,734
534	Charles River Laboratories International, Inc.*	105,091
1,979	Harvard Bioscience, Inc.*	5,066
663	Illumina, Inc.*	126,494
2,071	IQVIA Holdings, Inc.*	375,141
1,682	Maravai LifeSciences Holdings, Inc., Class A*	42,942
518	Medpace Holdings, Inc.*	81,414
265	Mettler-Toledo International, Inc.*	287,292
1,400	Neogenomics, Inc.*	12,054
1,490	PerkinElmer, Inc.	179,292
440	Repligen Corp.*	82,328
3,399	Sotera Health Co.*	23,181
2,322	Syneos Health, Inc.*	109,482
2,036	Thermo Fisher Scientific, Inc.	1,032,639
670	Waters Corp.*	180,585

		3,426,538

Machinery (2.5%):
2,107	AGCO Corp.	202,630
228	Alamo Group, Inc.	27,878
737	Albany International Corp., Class A	58,098

Shares		Value
Common Stocks, continued
Machinery, continued
3,290	Allison Transmission Holdings, Inc.	$111,070
1,335	Altra Industrial Motion Corp.	44,883
656	Astec Industries, Inc.	20,461
1,591	Barnes Group, Inc.	45,948
837	Blue Bird Corp.*	6,989
4,839	Caterpillar, Inc.	793,983
904	Chart Industries, Inc.*	166,652
468	CIRCOR International, Inc.*	7,717
653	Columbus McKinnon Corp.	17,082
707	Commercial Vehicle Group, Inc.*	3,181
1,452	Crane Holdings Co.	127,108
1,826	Cummins, Inc.	371,609
2,612	Deere & Co.	872,121
2,678	Donaldson Co., Inc.	131,249
471	Douglas Dynamics, Inc.	13,197
2,058	Dover Corp.	239,922
1,250	Enerpac Tool Group Corp.	22,288
453	EnPro Industries, Inc.	38,496
1,056	Esab Corp.	35,228
372	ESCO Technologies, Inc.	27,320
2,747	Evoqua Water Technologies Co.*	90,843
1,153	Federal Signal Corp.	43,030
3,181	Flowserve Corp.	77,298
3,638	Fortive Corp.	212,095
983	Franklin Electric Co., Inc.	80,321
4,714	Gates Industrial Corp. plc*	46,009
889	Gencor Industries, Inc.*	8,010
606	Gorman-Rupp Co. (The)	14,417
3,738	Graco, Inc.	224,093
2,503	Harsco Corp.*	9,361
650	Helios Technologies, Inc.	32,890
2,088	Hillenbrand, Inc.	76,671
490	Hurco Cos., Inc.	11,015
896	Hyster-Yale Materials Handling, Inc., Class A	19,273
704	IDEX Corp.	140,694
2,868	Illinois Tool Works, Inc.	518,104
4,169	Ingersoll-Rand, Inc.	180,351
1,926	ITT, Inc.	125,845
757	John Bean Technologies Corp.	65,102
286	Kadant, Inc.	47,708
2,377	Kennametal, Inc.	48,919
787	L.B. Foster Co., Class A*	7,681
1,490	Lincoln Electric Holdings, Inc.	187,323
221	Lindsay Corp.	31,665
1,213	Manitex International, Inc.*	6,950
2,529	Manitowoc Co., Inc. (The)*	19,600
1,184	Middleby Corp. (The)*	151,753
1,706	Mueller Industries, Inc.	101,405
4,883	Mueller Water Products, Inc., Class A	50,148
1,258	NN, Inc.*	2,151
656	Nordson Corp.	139,249
158	Omega Flex, Inc.	14,634
1,389	Oshkosh Corp.	97,633
3,878	Otis Worldwide Corp.	247,416
4,207	PACCAR, Inc.	352,084
1,980	Parker-Hannifin Corp.	479,774
1,058	Park-Ohio Holdings Corp.	11,966
3,448	Pentair PLC	140,092
524	Proto Labs, Inc.*	19,089
440	RBC Bearings, Inc.*	91,436
3,787	REV Group, Inc.	41,771
612	Shyft Group, Inc. (The)	12,503
645	Snap-On, Inc.	129,871
1,232	SPX Technologies, Inc.*	68,031

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
340	Standex International Corp.	$27,761
1,980	Stanley Black & Decker, Inc.	148,916
537	Tennant Co.	30,373
1,823	Terex Corp.	54,216
863	The Greenbrier Cos., Inc.	20,945
2,219	Timken Co.	131,010
3,046	Titan International, Inc.*	36,978
2,441	Toro Co. (The)	211,098
2,542	Trinity Industries, Inc.	54,272
1,510	Wabash National Corp.	23,496
615	Watts Water Technologies, Inc., Class A	77,324
2,471	Westinghouse Air Brake Technologies Corp.	201,016
1,534	Woodward, Inc.	123,119
1,831	Xylem, Inc.	159,956

		9,161,864

Marine (0.1%):
3,979	Costamare, Inc.	35,612
239	Eagle Bulk Shipping, Inc.	10,320
147	Eneti, Inc.	980
1,300	Genco Shipping & Trading, Ltd.	16,289
1,654	Kirby Corp.*	100,514
1,541	Matson, Inc.	94,802

		258,517

Media (1.1%):
3,595	Altice USA, Inc., Class A*	20,959
1,413	AMC Networks, Inc., Class A*	28,684
8,164	Audacy, Inc.*	3,152
133	Cable One, Inc.	113,456
1,402	Charter Communications, Inc., Class A*	425,297
46,343	Comcast Corp., Class A	1,359,240
2,952	comScore, Inc.*	4,871
367	DallasNews Corp.	1,703
4,832	DISH Network Corp., Class A*	66,827
2,931	E.W. Scripps Co. (The), Class A*	33,032
4,792	Entravision Communications Corp., Class A	19,024
4,335	Fox Corp., Class A	132,998
3,199	Fox Corp., Class B	91,171
7,573	Gannett Co, Inc.*	11,587
2,788	Gray Television, Inc.	39,924
1,323	iHeartMedia, Inc., Class A*	9,698
8,756	Interpublic Group of Cos., Inc. (The)	224,154
864	John Wiley & Sons, Inc., Class A	32,452
192	John Wiley & Sons, Inc., Class B	7,004
334	Liberty Broadband Corp., Class A*	24,916
1,855	Liberty Broadband Corp., Class C*	136,899
1,489	Liberty Latin America, Ltd.*	9,217
5,752	Liberty Latin America, Ltd., Class C*	35,375
2,706	Liberty Media Corp.-Liberty SiriusXM, Class C*	102,043
1,327	Liberty Media Corp-Liberty SiriusXM, Class A*	50,519
789	Loyalty Ventures, Inc.*	955
131	Marchex, Inc., Class B*	220
3,530	New York Times Co. (The), Class A	101,487
7,458	News Corp., Class A	112,690
2,563	News Corp., Class B	39,521
1,296	Nexstar Media Group, Inc., Class A	216,238
3,505	Omnicom Group, Inc.	221,130
1,353	Scholastic Corp.	41,618
10,861	Sirius XM Holdings, Inc.^	62,016
474	TechTarget, Inc.*	28,061

Shares		Value
Common Stocks, continued
Media, continued
7,839	TEGNA, Inc.	$162,111
445	ViacomCBS, Inc., Class A	9,585
7,704	ViacomCBS, Inc., Class B	146,684

		4,126,518

Metals & Mining (1.0%):
5,171	Alcoa Corp.	174,056
391	Alpha Metallurgical Resources, Inc.	53,504
799	Ampco-Pittsburgh Corp.*	2,940
3,002	Arconic Corp.*	51,154
759	Ascent Industries Co.*	10,634
4,528	ATI, Inc.*	120,490
1,138	Carpenter Technology Corp.	35,437
2,210	Century Aluminum Co.*	11,669
13,357	Cleveland-Cliffs, Inc.*	179,919
5,449	Coeur Mining, Inc.*	18,636
3,300	Commercial Metals Co.	117,084
702	Compass Minerals International, Inc.	27,048
7,323	Ferroglobe plc*	38,665
841	Fortitude Gold Corp.	4,651
13,761	Freeport-McMoRan, Inc.	376,088
2,945	Gold Resource Corp.	4,859
943	Haynes International, Inc.	33,118
14,180	Hecla Mining Co.	55,869
151	Kaiser Aluminum Corp.	9,264
643	Materion Corp.	51,440
1,230	McEwen Mining, Inc.*	4,010
1,807	MP Materials Corp.*	49,331
7,453	Newmont Corp.	313,250
6,998	Nucor Corp.	748,716
700	Olympic Steel, Inc.	15,967
1,439	Reliance Steel & Aluminum Co.	250,976
1,422	Royal Gold, Inc.	133,412
1,500	Ryerson Holding Corp.	38,610
1,365	Schnitzer Steel Industries, Inc., Class A	38,848
1,446	Southern Copper Corp.	64,839
5,565	Steel Dynamics, Inc.	394,837
3,673	SunCoke Energy, Inc.	21,340
2,052	TimkenSteel Corp.*	30,759
7,629	United States Steel Corp.	138,237
548	Universal Stainless & Alloy Products, Inc.*	3,902
1,489	Warrior Met Coal, Inc.	42,347
1,135	Worthington Industries, Inc.	43,289

		3,709,195

Multiline Retail (0.7%):
1,406	Big Lots, Inc.	21,948
868	Dillard’s, Inc., Class A^	236,756
2,522	Dollar General Corp.	604,927
3,862	Dollar Tree, Inc.*	525,618
4,069	Kohl’s Corp.	102,335
9,155	Macy’s, Inc.	143,459
1,842	Nordstrom, Inc.	30,817
1,737	Ollie’s Bargain Outlet Holdings, Inc.*	89,629
6,131	Target Corp.	909,779

		2,665,268

Multi-Utilities (0.8%):
2,267	Ameren Corp.	182,607
1,406	Avista Corp.	52,092
1,134	Black Hills Corp.	76,806
5,705	CenterPoint Energy, Inc.	160,767
2,837	CMS Energy Corp.	165,227
3,188	Consolidated Edison, Inc.	273,403
5,526	Dominion Energy, Inc.	381,902

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Multi-Utilities, continued
1,902	DTE Energy Co.	$218,825
5,409	MDU Resources Group, Inc.	147,936
4,331	NiSource, Inc.	109,098
993	NorthWestern Corp.	48,935
4,932	Public Service Enterprise Group, Inc.	277,327
2,268	Sempra Energy	340,064
305	Unitil Corp.	14,167
3,038	WEC Energy Group, Inc.	271,688

		2,720,844

Oil, Gas & Consumable Fuels (6.0%):
332	Adams Resources & Energy, Inc.	9,894
10,610	Antero Midstream Corp.	97,400
7,652	Antero Resources Corp.*	233,616
4,071	APA Corp.	139,187
432	Arch Resources, Inc.	51,235
1,988	Berry Corp.	14,910
990	California Resources Corp.	38,046
2,165	Callon Petroleum Co.*	75,797
2,557	Cheniere Energy, Inc.	424,232
1,134	Chesapeake Energy Corp.	106,834
20,512	Chevron Corp.	2,946,959
831	Chord Energy Corp.	113,656
1,149	Civitas Resources, Inc.	65,941
7,534	Clean Energy Fuel Corp.*	40,232
6,372	CNX Resources Corp.*	98,957
7,595	Comstock Resources, Inc.*	131,318
14,126	ConocoPhillips	1,445,655
1,846	CONSOL Energy, Inc.	118,735
3,878	Continental Resources, Inc.	259,089
12,392	Coterra Energy, Inc.	323,679
2,225	CVR Energy, Inc.	64,481
2,204	Delek US Holdings, Inc.	59,817
823	Denbury, Inc.*	70,992
23,604	Devon Energy Corp.	1,419,309
5,705	DHT Holdings, Inc.	43,130
2,202	Diamondback Energy, Inc.	265,253
58	Dorian LPG, Ltd.	787
1,795	DT Midstream, Inc.	93,143
11,550	Enlink Midstream LLC	102,680
6,280	EOG Resources, Inc.	701,664
7,807	EQT Corp.	318,135
7,111	Equitrans Midstream Corp.	53,190
44,497	Exxon Mobil Corp.	3,885,033
1,014	Green Plains, Inc.*	29,477
180	Gulfport Energy Operating Corp.*	15,892
5,293	Hess Corp.	576,884
4,760	HF Sinclair Corp.	256,278
1,180	International Seaways, Inc.	41,453
15,716	Kinder Morgan, Inc.	261,514
1,018	Kinetik Holdings, Inc.	33,166
17,233	Kosmos Energy, Ltd.*	89,095
609	Laredo Petroleum, Inc.*	38,276
4,177	Magnolia Oil & Gas Corp., Class A	82,746
17,859	Marathon Oil Corp.	403,256
7,572	Marathon Petroleum Corp.	752,127
3,899	Matador Resources Co.	190,739
4,219	Murphy Oil Corp.	148,382
2,184	New Fortress Energy, Inc.	95,463
17,287	Occidental Petroleum Corp.	1,062,286
7,200	ONEOK, Inc.	368,928
4,281	Ovintiv, Inc.	196,926
2,936	PAR Pacific Holdings, Inc.*	48,180
3,458	PBF Energy, Inc., Class A*	121,583
3,014	PDC Energy, Inc.	174,179
4,173	Peabody Energy Corp.*	103,574

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,243	Permian Resources Corp.*	$42,452
3,609	Phillips 66	291,318
1,401	PHX Minerals, Inc.	4,539
1,962	Pioneer Natural Resources Co.	424,832
6	PrimeEnergy Resources Corp.*	468
4,715	Range Resources Corp.	119,101
787	Ranger Oil Corp.	24,751
1,122	REX American Resources Corp.*	31,326
1,682	Scorpio Tankers, Inc.	70,711
3,507	SFL Corp., Ltd.	31,949
4,141	SM Energy Co.	155,743
24,131	Southwestern Energy Co.*	147,682
3,310	Talos Energy, Inc.*	55,111
5,703	Targa Resources Corp.	344,119
6,407	Teekay Shipping Corp.*	23,001
1,031	Teekay Tankers, Ltd., Class A*	28,394
114	Texas Pacific Land Corp.	202,604
4,537	Valero Energy Corp.	484,778
8,922	Williams Cos., Inc.	255,437
1,790	World Fuel Services Corp.	41,958

		21,683,664

Paper & Forest Products (0.1%):
545	Clearwater Paper Corp.*	20,492
2,520	Glatfelter Corp.	7,837
2,840	Louisiana-Pacific Corp.	145,380
1,502	Mativ Holdings, Inc.	33,164
3,875	Mercer International, Inc.	47,662
2,344	Resolute Forest Products*	46,880
474	Sylvamo Corp.	16,069

		317,484

Personal Products (0.2%):
2,327	BellRing Brands, Inc.*	47,960
12,350	Coty, Inc., Class A*	78,052
1,291	Edgewell Personal Care Co.	48,283
854	elf Beauty, Inc.*	32,128
1,689	Estee Lauder Cos., Inc. (The), Class A	364,655
2,298	Herbalife Nutrition, Ltd.*	45,707
594	Inter Parfums, Inc.	44,823
186	Medifast, Inc.	20,155
1,236	Natures Sunshine Products, Inc.*	10,185
1,116	Nu Skin Enterprises, Inc., Class A	37,241
340	United-Guardian, Inc.	3,862
645	Usana Health Sciences, Inc.*	36,152

		769,203

Pharmaceuticals (3.7%):
2,003	Amphastar Pharmaceuticals, Inc.*	56,284
900	ANI Pharmaceuticals, Inc.*	28,926
885	Assembly Biosciences, Inc.*	1,451
19,268	Bristol-Myers Squibb Co.	1,369,762
2,125	Catalent, Inc.*	153,765
1,951	Corcept Therapeutics, Inc.*	50,024
1,468	Cumberland Pharmaceuticals, Inc.*	3,538
1,054	Cymabay Therapeutics, Inc.*	3,689
6,155	Elanco Animal Health, Inc.*	76,384
7,636	Eli Lilly & Co.	2,469,101
1,104	Harmony Biosciences Holdings, Inc.*	48,896
2,007	Horizon Therapeutics plc*	124,213
3,292	Innoviva, Inc.*	38,220
1,338	Intra-Cellular Therapies, Inc.*	62,257
1,190	Jazz Pharmaceuticals plc*	158,615
20,755	Johnson & Johnson	3,390,537
20,164	Merck & Co., Inc.	1,736,524
3,567	Nektar Therapeutics*	11,414

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
4,552	Organon & Co.	$106,517
1,317	Otonomy, Inc.*	388
567	Pacira BioSciences, Inc.*	30,159
3,223	Perrigo Co. plc	114,932
47,752	Pfizer, Inc.	2,089,628
793	Phibro Animal Health Corp., Class A	10,539
1,580	Prestige Consumer Healthcare, Inc.*	78,731
4,082	Royalty Pharma plc, Class A	164,015
1,789	Supernus Pharmaceuticals, Inc.*	60,558
923	Taro Pharmaceutical Industries, Ltd.*	27,672
14,776	Viatris, Inc.	125,891
3,960	Zoetis, Inc.	587,228

		13,179,858

Professional Services (1.0%):
1,184	ASGN, Inc.*	106,998
494	Barrett Business Services, Inc.	38,532
2,016	Booz Allen Hamilton Holding Corp.	186,178
549	CACI International, Inc., Class A*	143,322
1,617	CBIZ, Inc.*	69,175
2,143	Clarivate plc*	20,123
3,570	CoStar Group, Inc.*	248,651
456	CRA International, Inc.	40,465
6,802	Dun & Bradstreet Holdings, Inc.	84,277
1,531	Equifax, Inc.	262,459
1,104	Exponent, Inc.	96,788
825	Forrester Research, Inc.*	29,708
723	FTI Consulting, Inc.*	119,808
421	Heidrick & Struggles International, Inc.	10,942
466	Hill International, Inc.*	1,547
660	Huron Consulting Group, Inc.*	43,725
329	ICF International, Inc.	35,868
514	Insperity, Inc.	52,474
1,326	Jacobs Solutions, Inc.	143,858
3,410	KBR, Inc.	147,380
1,042	Kelly Services, Inc., Class A	14,161
577	Kforce, Inc.	33,841
1,558	Korn Ferry	73,148
1,762	Leidos Holdings, Inc.	154,122
1,391	ManpowerGroup, Inc.	89,984
659	Mistras Group, Inc.*	2,939
10,088	Nielsen Holdings plc	279,639
2,125	Resources Connection, Inc.	38,399
2,809	Robert Half International, Inc.	214,889
1,573	Science Applications International Corp.	139,100
2,327	TransUnion	138,433
1,673	TriNet Group, Inc.*	119,151
1,029	TrueBlue, Inc.*	19,633
1,755	Verisk Analytics, Inc.	299,280
633	Willdan Group, Inc.*	9,375

		3,508,372

Real Estate Management & Development (0.3%):
4,164	CBRE Group, Inc., Class A*	281,112
2,451	Cushman & Wakefield plc*	28,064
1,549	Douglas Elliman, Inc.	6,351
1,163	eXp World Holdings, Inc.^	13,037
279	Forestar Group, Inc.*	3,122
232	FRP Holdings, Inc.*	12,611
1,280	Howard Hughes Corp. (The)*	70,899
954	Jones Lang LaSalle, Inc.*	144,121
4,260	Kennedy-Wilson Holdings, Inc.	65,860
977	Marcus & Millichap, Inc.	32,026
5,729	Newmark Group, Inc.	46,176
997	Rafael Holdings, Inc., Class B*	1,795

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
910	RE/MAX Holdings, Inc., Class A	$17,208
3,814	Realogy Holdings Corp.*	30,932
681	Redfin Corp.*	3,977
1,447	Tejon Ranch Co.*	20,837
357	The RMR Group, Inc., Class A	8,457
1,857	The St Joe Co.	59,480
642	Zillow Group, Inc., Class A*	18,380
1,617	Zillow Group, Inc., Class C*	46,262

		910,707

Road & Rail (1.3%):
346	AMERCO, Inc.	176,190
757	ArcBest Corp.	55,057
910	Avis Budget Group, Inc.*	135,099
419	Covenant Logistics Group, Inc.	12,025
19,368	CSX Corp.	515,963
1,925	Heartland Express, Inc.	27,547
5,339	Hertz Global Holdings, Inc.*	86,919
1,793	J.B. Hunt Transport Services, Inc.	280,461
4,311	Knight-Swift Transportation Holdings, Inc.	210,937
896	Landstar System, Inc.	129,355
3,089	Lyft, Inc., Class A*	40,682
2,410	Marten Transport, Ltd.	46,176
2,245	Norfolk Southern Corp.	470,664
1,374	Old Dominion Freight Line, Inc.	341,810
1,600	PAM Transportation Services, Inc.*	49,536
1,902	Ryder System, Inc.	143,582
576	Saia, Inc.*	109,440
2,500	Schneider National, Inc., Class B	50,750
6,290	Uber Technologies, Inc.*	166,685
7,472	Union Pacific Corp.	1,455,695
586	Universal Logistics Holdings, Inc.	18,588
2,378	Werner Enterprises, Inc.	89,413
1,829	Yellow Corp.*	9,273

		4,621,847

Semiconductors & Semiconductor Equipment (4.4%):
870	Advanced Energy Industries, Inc.	67,347
8,524	Advanced Micro Devices, Inc.*	540,081
1,120	Alpha & Omega Semiconductor, Ltd.*	34,451
630	Ambarella, Inc.*	35,393
8,710	Amkor Technology, Inc.	148,506
2,799	Analog Devices, Inc.	390,013
9,293	Applied Materials, Inc.	761,376
608	Axcelis Technologies, Inc.*	36,820
1,701	AXT, Inc.*	11,397
599	Azenta, Inc.	25,673
4,534	Broadcom, Inc.	2,013,141
437	CEVA, Inc.*	11,463
1,136	Cirrus Logic, Inc.*	78,157
2,261	Cohu, Inc.*	58,289
1,027	Diodes, Inc.*	66,663
1,101	Enphase Energy, Inc.*	305,494
1,826	Entegris, Inc.	151,595
2,177	First Solar, Inc.*	287,952
1,662	FormFactor, Inc.*	41,633
1,314	GSI Technology, Inc.*	3,745
948	Ichor Holdings, Ltd.*	22,951
43,194	Intel Corp.	1,113,109
1,375	KLA Corp.	416,116
1,562	Kulicke & Soffa Industries, Inc.	60,184
1,575	Lam Research Corp.	576,450
1,316	Lattice Semiconductor Corp.*	64,760

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
876	MACOM Technology Solutions Holdings, Inc.*	$45,368
4,801	Marvell Technology, Inc.	206,011
1,132	MaxLinear, Inc., Class A*	36,926
7,479	Microchip Technology, Inc.	456,443
15,498	Micron Technology, Inc.	776,450
1,341	MKS Instruments, Inc.	110,820
242	Monolithic Power Systems, Inc.	87,943
150	NVE Corp.	6,998
15,541	NVIDIA Corp.	1,886,522
1,377	NXP Semiconductors NV	203,121
6,782	ON Semiconductor Corp.*	422,722
1,334	Onto Innovation, Inc.*	85,443
1,438	PDF Solutions, Inc.*	35,274
2,358	Photronics, Inc.*	34,474
1,116	Power Integrations, Inc.	71,781
1,567	Qorvo, Inc.*	124,435
11,228	Qualcomm, Inc.	1,268,539
2,888	Rambus, Inc.*	73,413
1,305	Semtech Corp.*	38,380
867	Silicon Laboratories, Inc.*	107,022
2,322	Skyworks Solutions, Inc.	197,997
1,050	SMART Global Holdings, Inc.*	16,664
419	SolarEdge Technologies, Inc.*	96,982
834	Synaptics, Inc.*	82,574
2,449	Teradyne, Inc.	184,042
10,811	Texas Instruments, Inc.	1,673,327
1,251	Ultra Clean Holdings, Inc.*	32,213
885	Universal Display Corp.	83,500
1,442	Veeco Instruments, Inc.*	26,417
1,114	Wolfspeed, Inc.*	115,143

		15,909,703

Software (6.2%):
3,453	ACI Worldwide, Inc.*	72,168
3,583	Adobe, Inc.*	986,042
695	Alarm.com Holdings, Inc.*	45,078
583	Altair Engineering, Inc.*	25,780
1,009	American Software, Inc., Class A	15,458
734	ANSYS, Inc.*	162,728
591	Aspen Technology, Inc.*	140,776
312	Atlassian Corp. plc, Class A*	65,704
1,957	Autodesk, Inc.*	365,568
813	Avalara, Inc.*	74,633
2,272	Aware, Inc.*	4,044
1,257	Bentley Systems, Inc., Class B	38,452
691	Bill.com Holdings, Inc.*	91,468
1,196	Blackbaud, Inc.*	52,696
2,029	Box, Inc.*	49,487
1,838	Cadence Design Systems, Inc.*	300,384
820	Cerence, Inc.*	12,915
1,198	Ceridian HCM Holding, Inc.*	66,944
1,606	Citrix Systems, Inc.	167,024
519	Cloudflare, Inc., Class A*	28,706
1,830	Cognyte Software, Ltd.*	7,393
505	CommVault Systems, Inc.*	26,785
491	Consensus Cloud Solutions, Inc.*	23,224
487	Crowdstrike Holdings, Inc., Class A*	80,262
638	Datadog, Inc., Class A*	56,642
513	DocuSign, Inc.*	27,430
2,137	DoubleVerify Holdings, Inc.*	58,447
5,645	Dropbox, Inc., Class A*	116,964
1,675	Duck Creek Technologies, Inc.*	19,849
1,822	Dynatrace, Inc.*	63,424
1,380	Ebix, Inc.	26,179

Shares		Value
Common Stocks, continued
Software, continued
622	Elastic NV*	$44,622
990	Envestnet, Inc.*	43,956
429	Everbridge, Inc.*	13,248
237	Fair Isaac Corp.*	97,646
337	Five9, Inc.*	25,268
6,180	Fortinet, Inc.*	303,623
485	Globant SA*	90,734
1,145	Guidewire Software, Inc.*	70,509
179	HubSpot, Inc.*	48,351
1,326	Intuit, Inc.	513,586
1,266	Jamf Holding Corp.*	28,055
811	Manhattan Associates, Inc.*	107,887
59,208	Microsoft Corp.	13,789,543
1,654	N-Able, Inc.*	15,266
5,406	NortonLifeLock, Inc.	108,877
879	OneSpan, Inc.*	7,568
11,328	Oracle Corp.	691,801
7,336	Palantir Technologies, Inc., Class A*	59,642
768	Palo Alto Networks, Inc.*	125,791
513	Paycom Software, Inc.*	169,285
443	Paylocity Holding Corp.*	107,020
380	Procore Technologies, Inc.*	18,802
947	Progress Software Corp.	40,295
1,146	PTC, Inc.*	119,872
389	Q2 Holdings, Inc.*	12,526
894	Qualys, Inc.*	124,615
5,162	Salesforce, Inc.*	742,502
1,200	Sapiens International Corp. NV	23,016
512	ServiceNow, Inc.*	193,336
710	Splunk, Inc.*	53,392
347	SPS Commerce, Inc.*	43,108
3,224	SS&C Technologies Holdings, Inc.	153,946
2,279	Synchronoss Technologies, Inc.*	2,598
851	Synopsys, Inc.*	259,989
1,923	The Trade Desk, Inc., Class A*	114,899
328	Tyler Technologies, Inc.*	113,980
537	Unity Software, Inc.*	17,109
1,022	Verint Systems, Inc.*	34,319
1,567	VMware, Inc., Class A	166,823
758	Workday, Inc., Class A*	115,383
4,656	Xperi Holding Corp.	65,836
645	Zendesk, Inc.*	49,085
185	Zoom Video Communications, Inc., Class A*	13,614
566	Zscaler, Inc.*	93,033

		22,307,010

Specialty Retail (2.5%):
1,093	Aaron’s Co., Inc. (The)	10,624
2,382	Abercrombie & Fitch Co., Class A*	37,040
1,111	Advance Auto Parts, Inc.	173,694
5,007	American Eagle Outfitters, Inc.	48,718
200	America’s Car-Mart, Inc.*	12,204
793	Asbury Automotive Group, Inc.*	119,822
2,111	AutoNation, Inc.*	215,048
147	AutoZone, Inc.*	314,864
3,164	Barnes & Noble Education, Inc.*	7,594
1,784	Bath & Body Works, Inc.	58,158
4,465	Best Buy Co., Inc.	282,813
1,657	Big 5 Sporting Goods Corp.^	17,796
841	Boot Barn Holdings, Inc.*	49,165
583	Build-A-Bear Workshop, Inc.	7,771
760	Burlington Stores, Inc.*	85,036
2,280	Caleres, Inc.	55,222
2,165	CarMax, Inc.*	142,933
155	Carvana Co.*^	3,147

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
1,987	Cato Corp., Class A	$18,956
7,822	Chico’s FAS, Inc.*	37,859
566	Citi Trends, Inc.*	8,779
1,572	Conn’s, Inc.*	11,130
3,425	Designer Brands, Inc., Class A	52,437
2,039	Dick’s Sporting Goods, Inc.^	213,361
1,082	Five Below, Inc.*	148,959
2,136	Floor & Decor Holdings, Inc., Class A*	150,075
3,374	Foot Locker, Inc.	105,033
8,563	Gap, Inc. (The)	70,302
435	Genesco, Inc.*	17,104
630	Group 1 Automotive, Inc.	90,008
2,846	Guess?, Inc.	41,751
583	Haverty Furniture Cos., Inc.	14,517
499	Hibbett, Inc.	24,855
7,303	Home Depot, Inc. (The)	2,015,190
2,840	Leslie’s, Inc.*^	41,776
717	Lithia Motors, Inc.	153,832
4,558	Lowe’s Cos., Inc.	856,038
527	MarineMax, Inc.*	15,699
751	Monro, Inc.	32,638
777	Murphy U.S.A., Inc.	213,605
1,200	National Vision Holdings, Inc.*	39,180
1,542	ODP Corp. (The)*	54,201
465	O’Reilly Automotive, Inc.*	327,058
1,891	Penske Automotive Group, Inc.	186,131
1,792	Rent-A-Center, Inc.	31,378
426	RH*	104,826
4,509	Ross Stores, Inc.	379,973
1,832	Sally Beauty Holdings, Inc.*	23,083
1,200	Shoe Carnival, Inc.	25,728
1,393	Signet Jewelers, Ltd.	79,666
472	Sleep Number Corp.*	15,958
844	Sonic Automotive, Inc., Class A	36,545
1,606	Sportsman’s Warehouse Holdings, Inc.*	13,330
1,722	The Buckle, Inc.	54,519
501	The Children’s Place, Inc.*	15,476
854	Tilly’s, Inc.	5,910
10,789	TJX Cos., Inc. (The)	670,213
1,642	Tractor Supply Co.	305,215
792	Ulta Beauty, Inc.*	317,742
2,187	Urban Outfitters, Inc.*	42,975
594	Victoria’s Secret & Co.*	17,297
1,604	Williams-Sonoma, Inc.	189,031
75	Winmark Corp.	16,226
729	Zumiez, Inc.*	15,695

		8,942,909

Technology Hardware, Storage & Peripherals (5.2%):
2,378	3D Systems Corp.*	18,976
125,097	Apple, Inc.	17,288,405
728	AstroNova, Inc.*	8,518
1,682	Avid Technology, Inc.*	39,123
2,303	Dell Technologies, Inc., Class C	78,693
15,707	Hewlett Packard Enterprise Co.	188,170
9,669	HP, Inc.	240,951
4,627	NCR Corp.*	87,959
2,576	NetApp, Inc.	159,326
4,094	Pure Storage, Inc., Class A*	112,053
2,694	Seagate Technology Holdings plc	143,402
1,794	Stratasys, Ltd.*	25,852
401	Super Micro Computer, Inc.*	22,083
4,585	Western Digital Corp.*	149,242

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
4,758	Xerox Holdings Corp.	$62,235

		18,624,988

Textiles, Apparel & Luxury Goods (0.7%):
3,367	Capri Holdings, Ltd.*	129,427
1,250	Carter’s, Inc.	81,912
1,677	Columbia Sportswear Co.	112,862
810	Culp, Inc.	3,532
624	Deckers Outdoor Corp.*	195,069
1,494	Fossil Group, Inc.*	5,109
2,480	G-III Apparel Group, Ltd.*	37,076
9,857	Hanesbrands, Inc.	68,605
1,206	Kontoor Brands, Inc.	40,534
1,887	Levi Strauss & Co.	27,305
898	Lululemon Athletica, Inc.*	251,045
1,088	Movado Group, Inc.	30,660
10,496	NIKE, Inc., Class B	872,427
405	Oxford Industries, Inc.	36,361
1,441	PVH Corp.	64,557
1,225	Ralph Lauren Corp.	104,039
570	Rocky Brands, Inc.	11,434
3,202	Skechers U.S.A., Inc., Class A*	101,567
1,560	Steven Madden, Ltd.	41,605
700	Superior Group of Cos., Inc.	6,216
6,144	Tapestry, Inc.	174,674
3,369	Under Armour, Inc., Class A*	22,404
3,746	Under Armour, Inc., Class C*	22,326
1,027	Unifi, Inc.*	9,767
802	Vera Bradley, Inc.*	2,414
4,292	VF Corp.	128,374
1,153	Wolverine World Wide, Inc.	17,745

		2,599,046

Thrifts & Mortgage Finance (0.5%):
1,866	Axos Financial, Inc.*	63,873
1,591	BankFinancial Corp.	15,051
3,362	Capitol Federal Financial, Inc.	27,905
2,223	Columbia Financial, Inc.*	46,972
855	ESSA Bancorp, Inc.	16,578
3,469	Essent Group, Ltd.	120,964
403	Federal Agricultural Mortgage Corp.	39,953
408	First Capital, Inc.	10,490
1,989	Flagstar Bancorp, Inc.	66,433
8	Greene County Bancorp, Inc.	458
62	Hingham Institution for Savings (The)	15,569
628	HomeStreet, Inc.	18,093
413	IF Bancorp, Inc.	7,835
2,442	Kearny Financial Corp.	25,934
1,249	Kentucky First Federal Bancorp	8,993
750	Lake Shore Bancorp, Inc.	9,885
194	LendingTree, Inc.*	4,629
10,413	MGIC Investment Corp.	133,495
2,681	Mr Cooper Group, Inc.*	108,580
11,597	New York Community Bancorp, Inc.	98,922
2,461	NMI Holdings, Inc., Class A*	50,131
1,501	Northfield Bancorp, Inc.	21,479
3,456	Northwest Bancshares, Inc.	46,691
1,932	Oceanfirst Financial Corp.	36,012
503	Oconee Federal Financial Corp.	12,132
465	Ocwen Financial Corp.*	10,821
1,240	Pathward Financial, Inc.	40,870
1,203	PennyMac Financial Services, Inc.	51,609
1,369	Premier Financial Corp.	35,183
679	Provident Financial Holdings, Inc.	9,642
2,256	Provident Financial Services, Inc.	43,992
5,556	Radian Group, Inc.	107,175

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
420	Riverview Bancorp, Inc.	$2,667
4,694	Rocket Cos., Inc., Class A^	29,666
561	Southern Missouri Bancorp, Inc.	28,628
1,764	Sterling Bancorp, Inc.*	10,637
733	Territorial Bancorp, Inc.	13,590
4,281	TFS Financial Corp.	55,653
559	TrustCo Bank Corp. NY	17,564
1,074	Walker & Dunlop, Inc.	89,926
2,436	Washington Federal, Inc.	73,031
728	Waterstone Financial, Inc.	11,764
1,498	Western New England BanCorp, Inc.	12,179
1,909	WSFS Financial Corp.	88,692

		1,740,346

Tobacco (0.4%):
12,442	Altria Group, Inc.	502,408
10,451	Philip Morris International, Inc.	867,538
518	Universal Corp.	23,849
3,098	Vector Group, Ltd.	27,293

		1,421,088

Trading Companies & Distributors (0.8%):
3,334	Air Lease Corp.	103,387
948	Applied Industrial Technologies, Inc.	97,436
2,106	Beacon Roofing Supply, Inc.*	115,240
1,071	Boise Cascade Co.	63,682
891	Core & Main, Inc., Class A*	20,261
644	DXP Enterprises, Inc.*	15,250
7,240	Fastenal Co.	333,330
876	GATX Corp.	74,591
977	Global Industrial Co.	26,213
1,243	GMS, Inc.*	49,732
1,047	H&E Equipment Services, Inc.	29,672
958	Herc Holdings, Inc.	99,517
870	Kaman Corp., Class A	24,299
2,381	MRC Global, Inc.*	17,119
1,149	MSC Industrial Direct Co., Inc.	83,659
3,189	NOW, Inc.*	32,050
1,547	Rush Enterprises, Inc., Class A	67,851
365	Rush Enterprises, Inc., Class B	17,487
1,003	SiteOne Landscape Supply, Inc.*	104,452
1,757	Textainer Group Holdings, Ltd.	47,193
651	Titan Machinery, Inc.*	18,397
173	Transcat, Inc.*	13,094
2,472	Triton International, Ltd.	135,293
1,712	United Rentals, Inc.*	462,445
3,997	Univar Solutions, Inc.*	90,892
550	Veritiv Corp.*	53,774
744	W.W. Grainger, Inc.	363,957
662	Watsco, Inc.	170,439
84	Watsco, Inc., Class B	21,540
1,396	WESCO International, Inc.*	166,655

		2,918,907

Water Utilities (0.1%):
830	American States Water Co.	64,698
1,750	American Water Works Co., Inc.	227,780
491	Artesian Resources Corp.	23,627
1,107	California Water Service Group	58,328
2,315	Essential Utilities, Inc.	95,795
355	Middlesex Water Co.	27,406
669	Pure Cycle Corp.*	5,586
498	SJW Group	28,685
372	York Water Co. (The)	14,296

		546,201

Wireless Telecommunication Services (0.2%):
2,565	Gogo, Inc.*	31,088

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,333	Shenandoah Telecommunications Co.	$22,688
1,649	Spok Holdings, Inc.	12,598
2,954	Telephone & Data Systems, Inc.	41,061
4,659	T-Mobile US, Inc.*	625,097
1,151	United States Cellular Corp.*	29,960

		762,492

Total Common Stocks (Cost $248,619,180)		359,407,528

Preferred Stock (0.0%†):
Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A	28,998

Total Preferred Stock (Cost $28,514)		28,998

Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/49*	5,353

Health Care (0.0%†):
1,297	Zogenix, Inc. CVR, Expires on 1/1/25*	882

Household Durables (0.0%†):
1,918	Zagg, Inc. CVR, Expires on 1/2/49*	173

Trading Companies & Distributors (0.0%†):
79	Communications Systems I CVR, Expires on 1/1/29*	349

Total Rights (Cost $173)		6,757

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.2%):
739,342	BlackRock Liquidity FedFund, Institutional Class , 2.77%(a)(b)	739,342

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $739,342)		739,342

Shares		Value
Unaffiliated Investment Company (0.4%):

Money Markets (0.4%):
1,588,263	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(b)	1,588,263
Total Unaffiliated Investment Company (Cost $1,588,263)		1,588,263

Total Investment Securities
(Cost $250,975,472) — 100.3%		361,770,888
Net other assets (liabilities) — (0.3)%		(960,677)

Net Assets — 100.0%		$360,810,211

Percentages indicated are based on net assets as of September 30, 2022.

CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $707,545.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(b)	The rate represents the effective yield at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.3%):
2,230	AAR Corp.*	$79,879
5,531	Aerojet Rocketdyne Holdings, Inc.*	221,185
1,828	AeroVironment, Inc.*	152,382
2,615	Astronics Corp.*	20,554
392	Astronics Corp., Class B*	3,050
3,884	BWX Technologies, Inc.	195,637
1,113	Curtiss-Wright Corp.	154,885
766	Ducommun, Inc.*	30,379
2,314	Hexcel Corp.	119,680
3,376	Innovative Solutions & Support, Inc.*	29,135
6,280	Kratos Defense & Security Solutions, Inc.*	63,805
1,825	Maxar Technologies, Inc.	34,164
1,336	Mercury Systems, Inc.*	54,241
1,513	Moog, Inc., Class A	106,439
516	National Presto Industries, Inc.	33,566
2,564	Park Aerospace Corp., Class C	28,306
2,014	Parsons Corp.*	78,949
759	V2X, Inc.*	26,869

		1,433,105

Air Freight & Logistics (0.5%):
738	Air T, Inc.	12,635
4,705	Air Transport Services Group, Inc.*	113,343
743	Atlas Air Worldwide Holdings, Inc.*	71,009
1,567	Forward Air Corp.	141,437
242	GXO Logistics, Inc.*	8,485
1,957	Hub Group, Inc., Class A*	134,994
5,212	Radiant Logistics, Inc.*	29,656
774	XPO Logistics, Inc.*	34,458

		546,017

Airlines (0.6%):
7,882	Alaska Air Group, Inc.*	308,580
1,401	Allegiant Travel Co.*	102,245
899	Copa Holdings SA, Class A*	60,242
3,192	Hawaiian Holdings, Inc.*	41,975
12,473	JetBlue Airways Corp.*	82,696
2,017	SkyWest, Inc.*	32,796
4,325	Spirit Airlines, Inc.*	81,397

		709,931

Auto Components (1.2%):
4,444	Adient plc*	123,321
4,351	American Axle & Manufacturing Holdings, Inc.*	29,717
151	Autoliv, Inc.	10,061
2,031	Cooper-Standard Holdings, Inc.*	11,861
7,251	Dana, Inc.	82,879
1,611	Dorman Products, Inc.*	132,295
2,028	Fox Factory Holding Corp.*	160,374
570	Gentex Corp.	13,589
1,825	Gentherm, Inc.*	90,757
14,426	Goodyear Tire & Rubber Co. (The)*	145,558
1,306	LCI Industries	132,507
4,052	Modine Manufacturing Co.*	52,433
1,911	Motorcar Parts of America, Inc.*	29,086
928	Patrick Industries, Inc.	40,684
1,385	Standard Motor Products, Inc.	45,013
1,639	Stoneridge, Inc.*	27,781
1,139	Tenneco, Inc.*	19,807
1,448	Visteon Corp.*	153,575

		1,301,298

Automobiles (0.3%):
4,267	Harley-Davidson, Inc.	148,833
1,361	Thor Industries, Inc.	95,243

Shares		Value

Common Stocks, continued
Automobiles, continued
1,823	Winnebago Industries, Inc.	$97,002

		341,078

Banks (12.6%):
1,184	1st Source Corp.	54,819
410	ACNB Corp.	12,316
880	Allegiance Bancshares, Inc.	36,634
600	Amalgamated Financial Corp.	13,530
846	Amerant Bancorp, Inc.	21,015
939	American National Bankshares, Inc.	30,001
4,600	Ameris Bancorp	205,666
1,149	Ames National Corp.	25,485
1,010	Arrow Financial Corp.	29,108
10,675	Associated Banc-Corp.	214,354
4,960	Atlantic Union Bankshares Corp.	150,685
13	Auburn National Bancorp, Inc.	299
3,921	Banc of California, Inc.	62,618
2,202	BancFirst Corp.	197,013
3,525	Bancorp, Inc. (The)*	77,479
2,473	Bank of Hawaii Corp.	188,245
1,191	Bank of Marin Bancorp	35,670
2,482	Bank of NT Butterfield & Son, Ltd. (The)	80,566
485	Bank of South Carolina Corp.	7,935
7,494	Bank OZK	296,463
4,416	BankUnited, Inc.	150,895
2,207	Banner Corp.	130,390
872	Bar Harbor Bankshares	23,125
1,217	Baycom Corp.	21,395
595	BCB Bancorp, Inc.	10,014
2,938	Berkshire Hills Bancorp, Inc.	80,207
2,288	BOK Financial Corp.	203,312
3,537	Brookline Bancorp, Inc.	41,206
667	Business First Bancshares, Inc.	14,361
2,546	Byline BanCorp, Inc.	51,556
227	C&F Financial Corp.	12,144
10,228	Cadence Bank	259,893
436	Cambridge Bancorp	34,767
1,059	Camden National Corp.	45,113
1,471	Capital City Bank Group, Inc.	45,763
700	Capstar Financial Holdings, Inc.	12,971
3,988	Cathay General Bancorp	153,378
1,822	Central Pacific Financial Corp.	37,697
1,141	Central Valley Community Bancorp	20,207
668	Chemung Financial Corp.	27,969
1,509	Citizens & Northern Corp.	36,488
718	Citizens Holding Co.	10,985
798	City Holding Co.	70,775
822	Civista Bancshares, Inc.	17,065
1,205	CNB Financial Corp.	28,402
271	Coastal Financial Corp.*	10,770
85	Codorus Valley Bancorp, Inc.	1,601
56	Colony Bankcorp, Inc.	730
4,190	Columbia Banking System, Inc.	121,049
2,562	Community Bank System, Inc.	153,925
1,343	Community Trust Bancorp, Inc.	54,459
525	Community West Bancshares	7,324
2,115	ConnectOne Bancorp, Inc.	48,772
2,253	CrossFirst Bankshares, Inc.*	29,402
2,120	Customers Bancorp, Inc.*	62,498
6,743	CVB Financial Corp.	170,733
2,220	Dime Community Bancshares, Inc.	65,002
609	Eagle Bancorp Montana, Inc.	11,571
1,599	Eagle Bancorp, Inc.	71,667
2,687	Eastern Bankshares, Inc.	52,773
2,149	Enterprise Financial Services Corp.	94,642

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
924	Equity Bancshares, Inc.	$27,378
534	Evans Bancorp, Inc.	19,571
16,632	F.N.B. Corp.	192,931
2,582	Farmers National Banc Corp.	33,798
2,391	FB Financial Corp.	91,360
1,248	Financial Institutions, Inc.	30,039
10,810	First BanCorp	147,881
1,106	First Bancorp, Inc. (The)	30,470
1,761	First Bancorp/Southern Pines NC	64,417
1,053	First Bancshares, Inc. (The)	31,453
2,776	First Busey Corp.	61,016
940	First Business Financial Services, Inc.	30,371
4,622	First Commonwealth Financial Corp.	59,346
1,099	First Community Bankshares	35,201
4,894	First Financial Bancorp	103,166
2,655	First Financial Bankshares, Inc.	111,059
812	First Financial Corp.	36,694
1,717	First Financial Northwest, Inc.	25,480
2,543	First Foundation, Inc.	46,130
6,483	First Hawaiian, Inc.	159,676
402	First Internet BanCorp	13,612
4,476	First Interstate BancSystem, Inc., Class A	180,607
2,751	First Merchants Corp.	106,409
720	First Mid Bancshares, Inc.	23,018
1,367	First of Long Island Corp. (The)	23,567
84	First Savings Financial Group, Inc.	1,930
234	First United Corp.	3,873
908	First US Bancshares, Inc.	7,228
444	Five Star Bancorp	12,592
1,779	Flushing Financial Corp.	34,459
9,654	Fulton Financial Corp.	152,533
1,637	German American Bancorp, Inc.	58,457
5,467	Glacier Bancorp, Inc.	268,594
1,038	Great Southern Bancorp, Inc.	59,239
440	Guaranty Bancshares, Inc.	15,220
4,491	Hancock Whitney Corp.	205,733
1,888	Hanmi Financial Corp.	44,708
3,865	HarborOne Bancorp, Inc.	51,868
44	Hawthorn Bancshares, Inc.	962
2,024	Heartland Financial USA, Inc.	87,761
2,153	Heritage Financial Corp.	56,990
4,406	Hertiage Commerce Corp.	49,964
4,106	Hilltop Holdings, Inc.	102,034
8,713	Home Bancshares, Inc.	196,130
1,139	Hometrust Bancshares, Inc.	25,172
5,930	Hope BanCorp, Inc.	74,955
3,456	Horizon Bancorp, Inc.	62,070
2,325	Independent Bank Corp.	173,282
2,159	Independent Bank Group, Inc.	132,541
3,151	International Bancshares Corp.	133,918
4,232	Lakeland Bancorp, Inc.	67,754
1,317	Lakeland Financial Corp.	95,891
950	Landmark Bancorp, Inc.	24,291
1,512	LCNB Corp.	23,980
2,612	Live Oak Bancshares, Inc.	79,927
3,707	Macatawa Bank Corp.	34,327
1,159	Mercantile Bank Corp.	34,434
400	Metropolitan Bank Holding Corp.*	25,744
1,651	Midland States BanCorp, Inc.	38,914
1,041	MidWestone Financial Group, Inc.	28,409
300	MVB Financial Corp.	8,349
1,523	National Bank Holdings Corp.	56,336
769	National Bankshares, Inc.	25,961

Shares		Value
Common Stocks, continued
Banks, continued
2,224	NBT Bancorp, Inc.	$84,401
974	Nicolet Bankshares, Inc.*	68,609
822	Northeast Bank	30,143
657	Northrim Bancorp, Inc.	27,305
609	Norwood Financial Corp.	16,187
2,428	OFG Bancorp	61,016
183	Ohio Valley Banc Corp.	5,091
14,709	Old National Bancorp	242,257
1,004	Old Point Financial Corp.	27,841
3,314	Old Second Bancorp, Inc.	43,248
1,182	Origin Bancorp, Inc.	45,472
1,208	Orrstown Financial Services, Inc.	28,895
4,752	Pacific Premier Bancorp, Inc.	147,122
6,187	PacWest Bancorp	139,826
534	Park National Corp.	66,472
1,636	Parke Bancorp, Inc.	34,291
1,140	Peapack-Gladstone Financial Corp.	38,361
952	Penns Woods Bancorp, Inc.	21,810
434	Peoples Bancorp of North Carolina, Inc.	10,763
2,085	Peoples Bancorp, Inc.	60,319
1,459	Pinnacle Financial Partners, Inc.	118,325
2,076	Popular, Inc.	149,597
977	Preferred Bank Los Angeles	63,730
2,309	Primis Financial Corp.	28,008
474	Prosperity Bancshares, Inc.	31,606
1,228	QCR Holdings, Inc.	62,554
351	Rbb BanCorp	7,294
2,844	Renasant Corp.	88,960
1,249	Republic Bancorp, Inc., Class A	47,837
6,466	Republic First Bancorp, Inc.*	18,299
2,122	S&T Bancorp, Inc.	62,196
640	Salisbury Bancorp, Inc.	15,334
2,295	Sandy Spring Bancorp, Inc.	80,922
579	SB Financial Group, Inc.	9,756
3,087	Seacoast Banking Corp of Florida	93,320
3,347	ServisFirst Bancshares, Inc.	267,760
1,438	Shore Bancshares, Inc.	24,906
1,279	Sierra Bancorp	25,260
6,442	Simmons First National Corp., Class A	140,371
562	Southern First Bancshares, Inc.*	23,413
1,502	Southside Bancshares, Inc.	53,111
3,591	SouthState Corp.	284,120
1,646	Stellar Bancorp, Inc.	48,145
1,444	Stock Yards Bancorp, Inc.	98,206
682	Summit Financial Group, Inc.	18,373
1,323	Summit State Bank	19,197
4,275	Synovus Financial Corp.	160,355
2,562	Texas Capital Bancshares, Inc.*	151,235
694	Tompkins Financial Corp.	50,398
3,635	TowneBank	97,527
1,824	TriCo Bancshares	81,442
1,397	Triumph BanCorp, Inc.*	75,927
3,236	Trustmark Corp.	99,119
2,644	UMB Financial Corp.	222,863
11,136	Umpqua Holdings Corp.	190,314
249	Union Bankshares, Inc.	5,632
450	United Bancshares, Inc.	9,270
7,271	United Bankshares, Inc.	259,938
5,096	United Community Banks, Inc.	168,678
916	United Security Bancshares	5,972
42	Unity Bancorp, Inc.	1,055
1,651	Univest Financial Corp.	38,765
16,286	Valley National Bancorp	175,889

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,563	Veritex Holdings, Inc.	$41,560
1,097	Washington Trust Bancorp	50,989
2,277	Webster Financial Corp.	102,920
3,367	WesBanco, Inc.	112,357
1,569	West BanCorp, Inc.	32,651
1,354	Westamerica BanCorp	70,801
3,109	Wintrust Financial Corp.	253,539

		14,017,302

Beverages (0.5%):
363	Boston Beer Co., Inc. (The), Class A*	117,485
321	Celsius Holdings, Inc.*	29,108
507	Coca-Cola Consolidated, Inc.	208,747
1,140	MGP Ingredients, Inc.	121,022
1,568	National Beverage Corp.	60,431
985	Willamette Valley Vineyards, Inc.*	6,078

		542,871

Biotechnology (3.7%):
1,733	AC Immune SA*	5,476
1,950	ACADIA Pharmaceuticals, Inc.*	31,902
3,308	Adverum Biotechnologies, Inc.*	3,143
3,149	Agios Pharmaceuticals, Inc.*	89,054
13,598	Akebia Therapeutics, Inc.*	4,300
2,076	Akero Therapeutics, Inc.*	70,688
1,262	Albireo Pharma, Inc.*	24,432
8,283	Alkermes plc*	184,959
2,613	Allogene Therapeutics, Inc.*	28,220
2,056	AnaptysBio, Inc.*	52,449
283	Arcturus Therapeutics Holdings, Inc.*	4,194
629	Arcus Biosciences, Inc.*	16,455
3,361	Arcutis Biotherapeutics, Inc.*	64,229
6,613	Ardelyx, Inc.*	7,869
4,656	Atara Biotherapeutics, Inc.*	17,600
2,342	Atreca, Inc., Class A*	3,677
2,657	Avid Bioservices, Inc.*	50,802
1,475	Avidity Biosciences, Inc.*	24,087
1,944	Axcella Health, Inc.*	3,324
3,255	Bluebird Bio, Inc.*^	20,604
1,718	Blueprint Medicines Corp.*	113,199
2,880	Cara Therapeutics, Inc.*	26,957
1,034	CareDx, Inc.*	17,599
142	CASI Pharmaceuticals, Inc.*	369
606	Castle Biosciences, Inc.*	15,804
5,557	Catalyst Pharmaceuticals, Inc.*	71,296
236	ChemoCentryx, Inc.*	12,192
6,991	Chimerix, Inc.*	13,493
2,139	Chinook Therapeutics, Inc.*	42,053
3,561	Concert Pharmaceuticals, Inc.*	23,859
2,225	Crinetics Pharmaceuticals, Inc.*	43,699
1,225	CRISPR Therapeutics AG*	80,054
1,634	Cue Biopharma, Inc.*	3,644
2,539	Cytomx Therapeutics, Inc.*	3,682
1,720	Deciphera Pharmaceuticals, Inc.*	31,820
2,537	Denali Therapeutics, Inc.*	77,861
902	Eagle Pharmaceuticals, Inc.*	23,831
3,422	Editas Medicine, Inc.*	41,885
1,660	Eiger BioPharmaceuticals, Inc.*	12,500
2,263	Emergent BioSolutions, Inc.*	47,500
1,198	Enanta Pharmaceuticals, Inc.*	62,140
11,564	Exelixis, Inc.*	181,324
2,705	G1 Therapeutics, Inc.*^	33,785
707	Global Blood Therapeutics, Inc.*	48,147
2,547	Gritstone bio, Inc.*	6,546
6,930	Halozyme Therapeutics, Inc.*	274,012
1,570	Harpoon Therapeutics, Inc.*	1,523
1,889	Ideaya Biosciences, Inc.*	28,184

Shares		Value
Common Stocks, continued
Biotechnology, continued
196	IGM Biosciences, Inc.*	$4,457
592	ImmuCell Corp.*	4,428
1,281	Immunovant, Inc.*	7,148
3,325	Infinity Pharmaceuticals, Inc.*	3,957
2,885	Intellia Therapeutics, Inc.*	161,445
732	Ionis Pharmaceuticals, Inc.*	32,376
2,237	Iovance Biotherapeutics, Inc.*	21,430
9,160	Ironwood Pharmaceuticals, Inc.*	94,898
4,709	IVERIC bio, Inc.*	84,479
3,800	Jounce Therapeutics, Inc.*	8,892
856	KalVista Pharmaceuticals, Inc.*	12,421
606	Karuna Therapeutics, Inc.*	136,308
1,356	Kezar Life Sciences, Inc.*	11,675
514	Kiniksa Pharmaceuticals, Ltd., Class A*	6,600
1,081	Krystal Biotech, Inc.*	75,346
2,093	Kura Oncology, Inc.*	28,590
4,768	Lexicon Pharmaceuticals, Inc.*	11,443
830	Ligand Pharmaceuticals, Inc.*	71,471
3,472	Macrogenics, Inc.*	12,013
2,522	Magenta Therapeutics, Inc.*	3,556
900	MediciNova, Inc.*	1,953
2,101	MeiraGTx Holdings plc*	17,669
1,843	Mersana Therapeutics, Inc.*	12,459
123	Mirati Therapeutics, Inc.*	8,590
710	Morphic Holding, Inc.*	20,093
4,120	Myriad Genetics, Inc.*	78,610
326	Nurix Therapeutics, Inc.*	4,248
26,516	OPKO Health, Inc.*	50,115
14,857	PDL BioPharma, Inc.*	39,817
2,083	Precision BioSciences, Inc.*	2,708
2,098	Protagonist Therapeutics, Inc.*	17,686
2,444	Prothena Corp. plc*	148,180
1,221	RAPT Therapeutics, Inc.*	29,377
2,449	REGENXBIO, Inc.*	64,727
427	Repare Therapeutics, Inc.*	5,180
1,686	Replimune Group, Inc.*	29,117
667	REVOLUTION Medicines, Inc.*	13,153
1,106	Rhythm Pharmaceuticals, Inc.*	27,097
2,920	Rocket Pharmaceuticals, Inc.*	46,603
1,935	Sage Therapeutics, Inc.*	75,775
10,666	Sangamo Therapeutics, Inc.*	52,263
1,550	Scholar Rock Holding Corp.*	10,741
9,500	Spectrum Pharmaceuticals, Inc.*	4,085
1,098	SpringWorks Therapeutics, Inc.*	31,326
954	Stoke Therapeutics, Inc.*	12,249
1,866	Surface Oncology, Inc.*	1,941
1,873	Sutro Biopharma, Inc.*	10,395
2,101	Syndax Pharmaceuticals, Inc.*	50,487
1,755	TCR2 Therapeutics, Inc.*	3,159
1,814	Travere Therapeutics, Inc.*	44,697
446	Twist Bioscience Corp.*	15,717
1,189	Ultragenyx Pharmaceutical, Inc.*	49,236
248	United Therapeutics Corp.*	51,926
3,525	Vanda Pharmaceuticals, Inc.*	34,827
2,332	Vaxart, Inc.*	5,084
3,366	VBI Vaccines, Inc.*	2,376
8,204	Verastem, Inc.*	6,973
1,032	Vericel Corp.*	23,942
4,488	Viking Therapeutics, Inc.*	12,207
1,685	Voyager Therapeutics, Inc.*	9,975
3,464	Xencor, Inc.*	89,995
1,840	Y-mAbs Therapeutics, Inc.*	26,533
784	Zentalis Pharmaceuticals, Inc.*	16,981

		4,099,627

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products (1.4%):
3,739	AAON, Inc.	$201,457
824	American Woodmark Corp.*	36,141
1,202	Apogee Enterprises, Inc.	45,941
2,614	Armstrong World Industries, Inc.	207,107
1,277	AZEK Co., Inc. (The)*	21,224
815	Csw Industrials, Inc.	97,637
1,452	Gibraltar Industries, Inc.*	59,430
1,043	Griffon Corp.	30,789
1,762	Insteel Industries, Inc.	46,746
3,941	JELD-WEN Holding, Inc.*	34,484
871	Masonite International Corp.*	62,094
3,341	PGT Innovations, Inc.*	70,027
2,436	Quanex Building Products Corp.	44,238
3,705	Resideo Technologies, Inc.*	70,617
2,049	Simpson Manufacturing Co., Inc.	160,642
377	Trex Co., Inc.*	16,565
2,113	UFP Industries, Inc.	152,474
5,918	Zurn Elkay Water Solutions Corp.	144,991

		1,502,604

Capital Markets (1.9%):
2,408	Affiliated Managers Group, Inc.	269,335
4,015	Artisan Partners Asset Management, Inc., Class A	108,124
866	Assetmark Financial Holdings, Inc.*	15,839
16,135	BGC Partners, Inc., Class A	50,664
1,300	Blucora, Inc.*	25,142
2,455	Brightsphere Investment Group, Inc.	36,604
2,537	Cohen & Steers, Inc.	158,892
300	Cowen, Inc., Class A	11,592
239	Diamond Hill Investment Group	39,435
1,933	Donnelley Financial Solutions, Inc.*	71,463
4,076	Federated Hermes, Inc., Class B	134,997
1,990	Greenhill & Co., Inc.	11,821
2,346	Hamilton Lane, Inc.	139,845
211	Hennessy Advisors, Inc.	1,829
2,282	Houlihan Lokey, Inc.	172,017
2,338	Janus Henderson Group plc	47,485
1,499	Lazard, Ltd., Class A^	47,713
3,118	Moelis & Co., Class A	105,420
1,743	Open Lending Corp.*	14,014
853	Oppenheimer Holdings, Inc., Class A	26,426
671	Piper Sandler Cos.	70,280
1,393	PJT Partners, Inc.	93,080
1,342	Pzena Investment Management, Inc.	12,722
3,824	Safeguard Scientifics, Inc.*	14,263
1,619	Silvercrest Asset Management Group, Inc., Class A	26,471
2,444	Stifel Financial Corp.	126,868
984	StoneX Group, Inc.*	81,613
207	Value Line, Inc.	9,087
5,549	Virtu Financial, Inc., Class A	115,253
411	Virtus Investment Partners, Inc.	65,563
1,478	Westwood Holdings, Inc.	14,233
10,429	WisdomTree Investments, Inc.	48,808

		2,166,898

Chemicals (3.4%):
1,064	Advanced Emmissions Solutions*	2,905
2,212	AdvanSix, Inc.	71,005
1,429	Agrofresh Solutions, Inc.*	2,143
2,805	American Vanguard Corp.	52,453
3,211	Ashland, Inc.	304,949
5,256	Avient Corp.	159,257
3,070	Axalta Coating Systems, Ltd.*	64,654
1,820	Balchem Corp.	221,276
3,126	Cabot Corp.	199,720

Shares		Value
Common Stocks, continued
Chemicals, continued
639	Chase Corp.	$53,401
8,634	Chemours Co. (The)	212,828
1,403	Core Molding Technologies, Inc.*	13,932
6,378	Ecovyst, Inc.*	53,830
12,993	Element Solutions, Inc.	211,396
2,318	Flotek Industries, Inc.*	2,318
3,777	Futurefuel Corp.	22,813
2,900	H.B. Fuller Co.	174,290
1,565	Hawkins, Inc.	61,019
2,564	Huntsman Corp.	62,921
1,866	Ingevity Corp.*	113,136
1,207	Innospec, Inc.	103,404
1,047	Intrepid Potash, Inc.*	41,430
1,147	Koppers Holdings, Inc.	23,835
5,083	Kronos Worldwide, Inc.	47,475
8,513	Livent Corp.*	260,923
5,685	LSB Industries, Inc.*	81,011
1,815	Minerals Technologies, Inc.	89,679
389	NewMarket Corp.	117,023
1,786	Northern Technologies International Corp.	23,772
3,614	Olin Corp.	154,968
2,431	Orion Engineered Carbons SA	32,454
241	Quaker Chemical Corp.	34,796
5,893	Rayonier Advanced Materials, Inc.*	18,563
362	Scotts Miracle-Gro Co. (The)	15,476
2,197	Sensient Technologies Corp.	152,340
1,187	Stepan Co.	111,186
2,589	Tredegar Corp.	24,440
2,135	Trinseo PLC	39,113
7,762	Tronox Holdings plc, Class A	95,085
8,685	Valvoline, Inc.	220,078
8,372	Venator Materials plc*	7,367

		3,754,664

Commercial Services & Supplies (2.1%):
4,794	ABM Industries, Inc.	183,275
7,062	ACCO Brands Corp.	34,604
675	Acme United Corp.	15,539
3,325	ADT, Inc.	24,904
2,694	Brady Corp., Class A	112,421
3,882	BrightView Holdings, Inc.*	30,823
3,068	Brink’s Co. (The)	148,614
2,801	Casella Waste Systems, Inc.*	213,968
4,565	CECO Environmental Corp.*	40,400
1,426	Cimpress plc*	34,908
436	Civeo Corp.*	10,957
2,550	Clean Harbors, Inc.*	280,449
325	CompX International, Inc.	5,278
1,356	Deluxe Corp.	22,577
2,494	Ennis, Inc.	50,204
3,751	Healthcare Services Group, Inc.	45,350
1,000	Heritage-Crystal Clean, Inc.*	29,570
2,059	HNI Corp.	54,584
1,400	Hudson Technologies, Inc.*	10,290
3,307	IAA, Inc.*	105,328
3,774	Interface, Inc.	33,928
3,764	KAR Auction Services, Inc.*	42,044
2,673	Kimball International, Inc., Class B	16,813
1,775	Matthews International Corp., Class A	39,778
1,489	McGrath Rentcorp	124,868
2,753	MillerKnoll, Inc.	42,947
896	MSA Safety, Inc.	97,915
2,566	NL Industries, Inc.	19,835

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,198	Perma-Fix Environmental Services, Inc.*	$9,847
10,503	Pitney Bowes, Inc.	24,472
5,379	Quad Graphics, Inc.*	13,770
1,749	SP Plus Corp.*	54,779
4,831	Steelcase, Inc., Class A	31,498
1,927	Stericycle, Inc.*	81,146
308	Tetra Tech, Inc.	39,587
763	UniFirst Corp.	128,359
3,364	Virco Manufacturing Co.*	14,331
1,177	Vse Corp.	41,666

		2,311,626

Communications Equipment (1.2%):
2,622	ADTRAN Holdings, Inc.	51,339
1,444	Applied Optoelectronics, Inc.*^	3,928
682	Aviat Networks, Inc.*	18,673
900	BK Technologies Corp.	2,169
3,195	CalAmp Corp.*	12,269
3,497	Calix, Inc.*	213,807
980	Clearfield, Inc.*	102,547
4,785	CommScope Holding Co., Inc.*	44,070
1,983	Comtech Telecommunications Corp.	19,850
2,559	Digi International, Inc.*	88,465
1,222	DZS, Inc.*	13,809
3,157	EMCORE Corp.*	5,272
4,014	Extreme Networks, Inc.*	52,463
6,919	Harmonic, Inc.*	90,431
6,948	Infinera Corp.*	33,628
1,456	InterDigital, Inc.	58,851
2,325	KVH Industries, Inc.*	21,436
1,172	Lantronix, Inc.*	5,637
1,373	Lumentum Holdings, Inc.*	94,147
1,769	NETGEAR, Inc.*	35,451
4,188	NetScout Systems, Inc.*	131,168
2,391	Network-1 Technologies, Inc.	5,380
131	Optical Cable Corp.*	452
7,260	Ribbon Communications, Inc.*	16,117
3,617	ViaSat, Inc.*	109,342
9,904	Viavi Solutions, Inc.*	129,247

		1,359,948

Construction & Engineering (1.8%):
2,356	Ameresco, Inc., Class A*	156,627
6,231	API Group Corp.*	82,685
3,325	Arcosa, Inc.	190,123
952	Argan, Inc.	30,626
1,799	Comfort Systems USA, Inc.	175,097
1,234	Concrete Pumping Holdings, Inc.*	7,959
999	Construction Partners, Inc., Class A*	26,204
1,242	Dycom Industries, Inc.*	118,648
1,457	EMCOR Group, Inc.	168,254
2,655	Fluor Corp.*	66,083
2,210	Granite Construction, Inc.	56,112
4,498	Great Lakes Dredge & Dock Corp.*	34,095
1,379	IES Holdings, Inc.*	38,088
2,360	MasTec, Inc.*	149,860
3,068	Matrix Service Co.*	12,702
869	MYR Group, Inc.*	73,630
879	Northwest Pipe Co.*	24,700
949	NV5 Global, Inc.*	117,505
5,203	Orion Group Holdings, Inc.*	13,736
1,563	Primoris Services Corp.	25,399
2,151	Sterling Construction Co., Inc.*	46,182
2,090	Tutor Perini Corp.*	11,537
1,133	Valmont Industries, Inc.	304,346

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,996	WillScot Mobile Mini Holdings Corp.*	$80,499

		2,010,697

Construction Materials (0.3%):
1,908	Eagle Materials, Inc.	204,499
5,455	Summit Materials, Inc., Class A*	130,702
466	U.S. Lime & Minerals, Inc.	47,625

		382,826

Consumer Finance (1.0%):
1,070	Atlanticus Holdings Corp.*	28,066
1,688	Consumer Portfolio Services, Inc.*	12,272
3,041	Curo Group Holdings Corp.	12,194
1,249	Encore Capital Group, Inc.*	56,804
1,566	Enova International, Inc.*	45,837
5,775	EZCORP, Inc., Class A*	44,525
2,530	FirstCash Holdings, Inc.	185,575
2,615	Green Dot Corp., Class A*	49,633
6,374	Navient Corp.	93,634
1,353	Nelnet, Inc., Class A	107,144
1,556	Nicholas Financial, Inc.*	8,854
2,840	OneMain Holdings, Inc.	83,837
964	Oportun Financial Corp.*	4,213
2,222	PRA Group, Inc.*	73,015
3,430	PROG Holdings, Inc.*	51,381
821	Regional Mgmt Corp.	23,021
11,202	SLM Corp.	156,716
450	World Acceptance Corp.*	43,569

		1,080,290

Containers & Packaging (0.8%):
8,758	Graphic Packaging Holding Co.	172,883
1,280	Greif, Inc., Class A	76,250
874	Greif, Inc., Class B	53,139
2,948	Myers Industries, Inc.	48,554
7,172	O-I Glass, Inc.*	92,877
613	Ranpak Holdings Corp.*	2,096
4,885	Silgan Holdings, Inc.	205,365
2,015	Sonoco Products Co.	114,311
2,053	TriMas Corp.	51,469
671	UFP Technologies, Inc.*	57,599

		874,543

Distributors (0.1%):
12	AMCON Distributing Co.	2,520
1,626	Educational Development Corp.	3,919
2,028	Funko, Inc., Class A*	41,006
1,262	Weyco Group, Inc.	25,669

		73,114

Diversified Consumer Services (1.1%):
2,828	2U, Inc.*	17,675
3,285	Adtalem Global Education, Inc.*	119,738
1,366	American Public Education, Inc.*	12,485
253	Bright Horizons Family Solutions, Inc.*	14,586
1,394	Carriage Services, Inc.	44,831
4,483	Frontdoor, Inc.*	91,409
201	Graham Holdings Co., Class B	108,134
2,160	Grand Canyon Education, Inc.*	177,660
7,769	H&R Block, Inc.	330,493
2,311	Laureate Education, Inc.	24,381
2,747	OneSpaWorld Holdings, Ltd.*	23,075
4,264	Perdoceo Education Corp.*	43,919
1,432	Strategic Education, Inc.	87,939
2,258	Stride, Inc.*	94,904
980	Terminix Global Holdings, Inc.*	37,524
3,444	Universal Technical Institute, Inc.*	18,735

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
2,647	WW International, Inc.*	$10,403

		1,257,891

Diversified Financial Services (0.1%):
500	Alerus Financial Corp.	11,050
1,292	A-Mark Precious Metals, Inc.	36,680
3,167	Cannae Holdings, Inc.*	65,430

		113,160

Diversified Telecommunication Services (0.5%):
1,146	Anterix, Inc.*	40,935
879	ATN International, Inc.	33,903
2,189	Cogent Communications Holdings, Inc.	114,178
5,491	Consolidated Communications Holdings, Inc.*	22,843
2,230	EchoStar Corp., Class A*	36,728
1,571	IDT Corp.*	39,008
6,317	Iridium Communications, Inc.*	280,285
845	Ooma, Inc.*	10,394
500	Telesat Corp.*	3,905

		582,179

Electric Utilities (1.0%):
3,301	ALLETE, Inc.	165,215
3,043	Genie Energy, Ltd., Class B	28,452
5,125	Hawaiian Electric Industries, Inc.	177,633
1,240	IDACORP, Inc.	122,772
1,832	MGE Energy, Inc.	120,234
2,564	Otter Tail Corp.	157,737
5,120	PNM Resources, Inc.	234,138
2,371	Portland General Electric Co.	103,044

		1,109,225

Electrical Equipment (1.3%):
1,924	Acuity Brands, Inc.	302,972
1,194	Allied Motion Technologies, Inc.	34,172
2,221	American Superconductor Corp.*	9,728
1,298	Atkore, Inc.*	100,997
1,354	AZZ, Inc.	49,435
1,177	Encore Wire Corp.	135,991
1,956	EnerSys	113,780
411	Espey Mfg. & Electronics Corp.*	5,668
9,534	GrafTech International, Ltd.	41,092
2,834	LSI Industries, Inc.	21,793
5,549	nVent Electric plc	175,404
79	Pineapple Holdings, Inc.*	69
569	Powell Industries, Inc.	11,995
527	Preformed Line Products Co.	37,496
726	Regal Rexnord Corp.	101,901
75	Servotronics, Inc.*	845
924	Shoals Technologies Group, Inc., Class A*	19,912
3,399	Sunrun, Inc.*	93,778
2,714	Thermon Group Holdings, Inc.*	41,823
932	TPI Composites, Inc.*	10,513
3,104	Ultralife Corp.*	14,930
1,134	Vicor Corp.*	67,065

		1,391,359

Electronic Equipment, Instruments & Components (2.6%):
6,544	Arlo Technologies, Inc.*	30,364
6,331	Avnet, Inc.	228,676
1,770	Badger Meter, Inc.	163,530
254	Bel Fuse, Inc., Class A	7,099
740	Bel Fuse, Inc., Class B	18,685
2,255	Belden, Inc.	135,345
1,596	Benchmark Electronics, Inc.	39,549

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,324	Coherent Corp.*	$46,141
1,611	CTS Corp.	67,098
6,442	Daktronics, Inc.*	17,458
1,365	Data I/O Corp.*	3,808
662	ePlus, Inc.*	27,500
1,860	Fabrinet*	177,537
1,055	FARO Technologies, Inc.*	28,949
640	Frequency Electronics, Inc.*	3,680
865	Identiv, Inc.*	10,847
1,699	Insight Enterprises, Inc.*	140,015
124	IPG Photonics Corp.*	10,459
2,324	Itron, Inc.*	97,864
1,856	Kimball Electronics, Inc.*	31,830
4,627	Knowles Corp.*	56,311
226	Littlelfuse, Inc.	44,904
1,600	Luna Innovations, Inc.*	7,104
1,993	Methode Electronics, Inc., Class A	74,040
2,686	Napco Security Technologies, Inc.*	78,109
3,997	National Instruments Corp.	150,847
1,187	nLight, Inc.*	11,217
1,812	Novanta, Inc.*	209,558
952	OSI Systems, Inc.*	68,601
1,367	PC Connection, Inc.	61,638
1,588	Plexus Corp.*	139,045
965	Rogers Corp.*	233,414
3,446	Sanmina Corp.*	158,792
1,880	ScanSource, Inc.*	49,651
5,308	TTM Technologies, Inc.*	69,959
6,181	Vishay Intertechnology, Inc.	109,960
999	Vishay Precision Group, Inc.*	29,560
2,612	Vontier Corp.	43,647
311	Wayside Technology Group, Inc.	8,360
3,952	Wireless Telecom Group, Inc.*	5,138

		2,896,289

Energy Equipment & Services (1.6%):
7,188	Archrock, Inc.	46,147
1,198	Aspen Aerogels, Inc.*	11,046
1,091	Bristow Group, Inc.*	25,628
2,624	Cactus, Inc., Class A	100,840
6,189	ChampionX Corp.	121,119
2,103	Core Laboratories NV	28,348
653	DMC Global, Inc.*	10,435
2,539	Dril-Quip, Inc.*	49,561
618	Expro Group Holdings NV*	7,873
2,694	Expro Group Holdings NV*	34,322
4,307	Exterran Corp.*	17,917
1,260	Geospace Technologies Corp.*	5,557
2,641	Gulf Island Fabrication, Inc.*	11,013
7,520	Helix Energy Solutions Group, Inc.*	29,027
5,207	Helmerich & Payne, Inc.	192,503
5,674	Liberty Oilfield Services, Inc., Class A*	71,946
595	Mammoth Energy Services, Inc.*	2,029
494	Nabors Industries, Ltd.*	50,116
2,925	National Energy Services Reunited Corp.*	17,374
1,299	Natural Gas Services Group*	13,042
8,761	Newpark Resources, Inc.*	22,078
12,860	NexTier Oilfield Solutions, Inc.*	95,164
7,254	NOV, Inc.	117,370
5,737	Oceaneering International, Inc.*	45,667
3,039	Oil States International, Inc.*	11,822
9,819	Patterson-UTI Energy, Inc.	114,686
7,231	Propetro Holding Corp.*	58,210

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
8,632	RPC, Inc.	$59,820
1,598	SEACOR Marine Holdings, Inc.*	8,981
4,229	Select Energy Services, Inc.*	29,476
1,537	Solaris Oilfield Infrastructure, Inc.	14,386
17,966	TechnipFMC plc*	151,992
5,480	TETRA Technologies, Inc.*	19,673
1,475	Tidewater, Inc.*	32,007
20,620	Transocean, Ltd.*	50,931
5,730	U.S. Silica Holdings, Inc.*	62,743
491	Valaris, Ltd.*	24,030
372	Weatherford International plc*	12,012

		1,776,891

Entertainment (0.4%):
2,527	Ballantyne Strong, Inc.*	5,231
3,572	Cinemark Holdings, Inc.*	43,257
2,533	Imax Corp.*	35,766
783	Liberty Media Corp.-Liberty Braves, Class A*	22,041
1,825	Liberty Media Corp.-Liberty Braves, Class C*	50,188
3,575	Lions Gate Entertainment Corp., Class A*	26,562
7,603	Lions Gate Entertainment Corp., Class B*	52,841
614	Madison Square Garden Entertainment Corp.*	27,071
233	Madison Square Garden Sports Corp., Class A*	31,842
870	Marcus Corp.	12,084
2,544	Playtika Holding Corp.*	23,888
2,715	Reading International, Inc., Class A*	8,932
951	World Wrestling Entertainment, Inc., Class A	66,732

		406,435

Food & Staples Retailing (1.0%):
1,159	BJ’s Wholesale Club Holdings, Inc.*	84,387
436	Casey’s General Stores, Inc.	88,299
2,742	Grocery Outlet Holding Corp.*	91,281
661	Ingles Markets, Inc., Class A	52,358
2,814	Natural Grocers by Vitamin Cottage, Inc.	30,363
769	Performance Food Group Co.*	33,029
1,654	PriceSmart, Inc.	95,254
2,176	SpartanNash Co.	63,147
4,696	Sprouts Farmers Market, Inc.*	130,314
2,299	The Andersons, Inc.	71,338
2,098	The Chefs’ Warehouse, Inc.*	60,779
3,444	United Natural Foods, Inc.*	118,370
538	US Foods Holding Corp.*	14,225
1,419	Village Super Market, Inc., Class A	27,429
1,746	Weis Markets, Inc.	124,385

		1,084,958

Food Products (1.6%):
444	Alico, Inc.	12,539
2,325	B&G Foods, Inc.^	38,339
1,273	Calavo Growers, Inc.	40,418
2,146	Cal-Maine Foods, Inc.	119,296
1,318	Coffee Holding Co., Inc.	3,295
2,411	Farmer Brothers Co.*	11,308
5,876	Flowers Foods, Inc.	145,078
2,300	Fresh Del Monte Produce, Inc.	53,452
3,206	Hain Celestial Group, Inc. (The)*	54,117
6,361	Hostess Brands, Inc.*	147,830
1,481	Ingredion, Inc.	119,250

Shares		Value
Common Stocks, continued
Food Products, continued
1,040	J & J Snack Foods Corp.	$134,649
519	John B Sanfilippo & Son, Inc.	39,304
1,361	Lancaster Colony Corp.	204,531
2,754	Landec Corp.*	24,483
2,175	Limoneira Co.	28,666
397	Pilgrim’s Pride Corp.*	9,139
1,419	Post Holdings, Inc.*	116,230
1,220	Rocky Mountain Chocolate Factory, Inc.*	7,332
46	Seaboard Corp.	156,522
708	Seneca Foods Corp., Class A*	35,712
12	Seneca Foods Corp., Class B*	635
4,807	Simply Good Foods Co. (The)*	153,776
2,295	Tootsie Roll Industries, Inc.	76,378
1,779	TreeHouse Foods, Inc.*	75,465
900	Vital Farms, Inc.*	10,773

		1,818,517

Gas Utilities (1.1%):
1,029	Chesapeake Utilities Corp.	118,736
1,936	National Fuel Gas Co.	119,161
4,906	New Jersey Resources Corp.	189,862
1,406	Northwest Natural Holding Co.	60,992
2,413	ONE Gas, Inc.	169,851
873	RGC Resources, Inc.	18,385
6,542	South Jersey Industries, Inc.	218,634
1,722	Southwest Gas Holdings, Inc.	120,110
2,644	Spire, Inc.	164,801

		1,180,532

Health Care Equipment & Supplies (2.8%):
6,691	Accuray, Inc.*	13,917
2,365	AngioDynamics, Inc.*	48,388
1,309	Anika Therapeutics, Inc.*	31,154
2,193	Apyx Medical Corp.*	9,847
2,615	Artivion, Inc.*	36,192
2,781	AtriCure, Inc.*	108,737
126	Atrion Corp.	71,190
2,426	Avanos Medical, Inc.*	52,838
2,841	Axogen, Inc.*	33,865
2,250	Axonics, Inc.*	158,490
3,014	Cardiovascular Systems, Inc.*	41,774
1,500	CONMED Corp.	120,255
2,081	CytoSorbents Corp.*	2,830
1,118	Elctromed, Inc.*	11,459
673	Embecta Corp.	19,376
877	Enovis Corp.*	40,403
3,246	Envista Holdings Corp.*	106,501
427	Fonar Corp.*	6,042
2,248	Glaukos Corp.*	119,684
1,168	Globus Medical, Inc.*	69,578
956	Haemonetics Corp.*	70,773
523	Heska Corp.*	38,137
706	Inari Medical, Inc.*	51,284
1,790	Inogen, Inc.*	43,461
1,778	Integer Holdings Corp.*	110,645
4,094	Integra LifeSciences Holdings Corp.*	173,422
963	Invacare Corp.*	751
850	iRadimed Corp.	25,551
2,006	IRIDEX Corp.*	4,834
249	Kewaunee Scientific CP*	4,382
4,025	Lantheus Holdings, Inc.*	283,078
1,449	LeMaitre Vascular, Inc.	73,435
1,127	LENSAR, Inc.*	6,255
2,723	LivaNova plc*	138,247
3,167	Meridian Bioscience, Inc.*	99,856
2,871	Merit Medical Systems, Inc.*	162,240

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
186	Mesa Laboratories, Inc.	$26,194
5,233	Neogen Corp.*	73,105
2,684	NuVasive, Inc.*	117,586
5,745	OraSure Technologies, Inc.*	21,774
1,375	Orthofix Medical, Inc.*	26,276
1,025	Orthopediatrics Corp.*	47,293
328	QuidelOrtho Corp.*	23,445
2,363	SeaSpine Holdings Corp.*	13,422
76	Shockwave Medical, Inc.*	21,133
1,010	SI-BONE, Inc.*	17,635
2,196	STAAR Surgical Co.*	154,928
364	Surgalign Holdings, Inc.*	1,267
879	Surmodics, Inc.*	26,722
1,169	Tactile Systems Technology, Inc.*	9,107
743	TransMedics Group, Inc.*	31,013
435	Utah Medical Products, Inc.	37,110
2,566	Varex Imaging Corp.*	54,245
8,600	ViewRay, Inc.*	31,304
755	Zynex, Inc.	6,848

		3,129,278

Health Care Providers & Services (3.4%):
4,046	Acadia Healthcare Co., Inc.*	316,316
787	Addus HomeCare Corp.*	74,954
190	AlerisLife, Inc.*	180
653	Amedisys, Inc.*	63,204
2,481	AMN Healthcare Services, Inc.*	262,887
1,243	Apollo Medical Holdings, Inc.*	48,477
8,989	Brookdale Senior Living, Inc.*	38,383
7,998	Community Health Systems, Inc.*	17,196
915	CorVel Corp.*	126,663
5,287	Covetrus, Inc.*	110,393
2,958	Cross Country Healthcare, Inc.*	83,918
2,556	Encompass Health Corp.	115,608
794	Enhabit, Inc.*	11,148
2,966	Ensign Group, Inc. (The)	235,797
1,387	Hanger, Inc.*	25,965
4,192	HealthEquity, Inc.*	281,577
1,999	InfuSystem Holdings, Inc.*	13,973
1,190	Joint Corp. (The)*	18,695
1,634	LHC Group, Inc.*	267,420
624	ModivCare, Inc.*	62,200
887	National Healthcare Corp.	56,183
1,645	National Research Corp.	65,471
9,359	Option Care Health, Inc.*	294,528
4,811	Owens & Minor, Inc.	115,945
5,186	Patterson Cos., Inc.	124,568
5,006	Pediatrix Medical Group, Inc.*	82,649
1,785	Petiq, Inc.*	12,316
5,882	Premier, Inc., Class A	199,635
3,375	Progyny, Inc.*	125,077
1,080	Psychemedics Corp.	6,966
2,898	RadNet, Inc.*	58,974
7,290	Select Medical Holdings Corp.	161,109
4,347	Surgery Partners, Inc.*	101,720
1,751	Tenet Healthcare Corp.*	90,317
1,764	The Pennant Group, Inc.*	18,363
755	U.S. Physical Therapy, Inc.	57,395

		3,746,170

Health Care Technology (0.6%):
8,129	Allscripts Healthcare Solutions, Inc.*	123,805
1,296	Change Healthcare, Inc.*	35,627
766	Computer Programs & Systems, Inc.*	21,356
4,744	Evolent Health, Inc., Class A*	170,452
2,021	Health Catalyst, Inc.*	19,604
1,818	HealthStream, Inc.*	38,651

Shares		Value
Common Stocks, continued
Health Care Technology, continued
1,239	iCAD, Inc.*	$2,602
4,136	NextGen Healthcare, Inc.*	73,207
2,168	Omnicell, Inc.*	188,681
445	OptimizeRx Corp.*	6,595
279	Simulations Plus, Inc.	13,542

		694,122

Hotels, Restaurants & Leisure (2.1%):
3	Biglari Holdings, Inc., Class A*	1,740
168	Biglari Holdings, Inc., Class B*	19,421
1,766	BJ’s Restaurants, Inc.*	42,119
5,714	Bloomin’ Brands, Inc.	104,738
950	Bluegreen Vacations Holding Corp.	15,694
1,994	Brinker International, Inc.*	49,810
4,497	Carrols Restaurant Group, Inc.*	7,330
700	Century Casinos, Inc.*	4,592
2,493	Cheesecake Factory, Inc. (The)	72,995
217	Choice Hotels International, Inc.	23,766
1,396	Chuy’s Holdings, Inc.*	32,359
1,237	Cracker Barrel Old Country Store, Inc.	114,521
2,902	Dave & Buster’s Entertainment, Inc.*	90,049
3,256	Denny’s Corp.*	30,639
2,394	El Pollo Loco Holdings, Inc.*	21,354
2,608	Fiesta Restaurant Group, Inc.*	16,535
100	Flanigan’s Enterprises, Inc.	2,552
1,109	Full House Resorts, Inc.*	6,232
391	Hilton Grand Vacations, Inc.*	12,860
5,547	International Game Technology plc	87,643
1,031	Jack in the Box, Inc.	76,366
3,369	Light & Wonder, Inc., Class A*	144,463
1,327	Marriott Vacations Worldwide Corp.	161,708
597	Nathans Famous, Inc.	38,011
1,669	Noodles & Co.*	7,844
1,689	Papa John’s International, Inc.	118,247
809	Penn Entertainment, Inc.*	22,255
196	Planet Fitness, Inc., Class A*	11,301
3,630	Playa Hotels & Resorts NV*	21,127
1,540	Playags, Inc.*	8,162
300	RCI Hospitality Holdings, Inc.	19,602
1,368	Red Robin Gourmet Burgers, Inc.*	9,207
662	Red Rock Resorts, Inc.	22,680
2,239	Ruth’s Hospitality Group, Inc.	37,749
3,760	SeaWorld Entertainment, Inc.*	171,118
1,613	Shake Shack, Inc., Class A*	72,553
2,938	Texas Roadhouse, Inc., Class A	256,370
3,865	Travel + Leisure Co.	131,874
10,098	Wendy’s Co. (The)	188,732
230	Wingstop, Inc.	28,847
877	Wyndham Hotels & Resorts, Inc.	53,804

		2,358,969

Household Durables (1.9%):
608	Bassett Furniture Industries, Inc.	9,533
738	Beazer Homes USA, Inc.*	7,136
494	Cavco Industries, Inc.*	101,645
1,854	Century Communities, Inc.	79,314
1,650	Ethan Allen Interiors, Inc.	34,881
820	Flexsteel Industries, Inc.	12,874
1,624	Green Brick Partners, Inc.*	34,721
1,347	Helen of Troy, Ltd.*	129,905
670	Hooker Furnishings Corp.	9,038
1,677	Installed Building Products, Inc.	135,820
1,482	iRobot Corp.*	83,481
4,791	KB Home	124,183
1,138	Koss Corp.*	7,226
2,637	La-Z-Boy, Inc.	59,517

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
230	Legacy Housing Corp.*	$3,945
3,296	Leggett & Platt, Inc.	109,493
1,096	LGI Homes, Inc.*	89,182
2,522	Lifetime Brands, Inc.	17,074
1,513	M/I Homes, Inc.*	54,816
3,450	MDC Holdings, Inc.	94,599
1,818	Meritage Homes Corp.*	127,751
2,534	Purple Innovation, Inc.*	10,263
3,015	Skyline Champion Corp.*	159,403
4,300	Sonos, Inc.*	59,770
6,288	Taylor Morrison Home Corp., Class A*	146,636
4,483	Tempur Sealy International, Inc.	108,220
1,904	Toll Brothers, Inc.	79,968
520	TopBuild Corp.*	85,686
5,638	Tri Pointe Homes, Inc.*	85,190
3,274	Tupperware Brands Corp.*	21,445
798	Universal Electronics, Inc.*	15,697

		2,098,412

Household Products (0.4%):
636	Central Garden & Pet Co.*	22,922
2,441	Central Garden & Pet Co., Class A*	83,385
3,493	Energizer Holdings, Inc.	87,814
640	Oil-Dri Corp. of America	15,488
1,230	Reynolds Consumer Products, Inc.	31,992
1,701	Spectrum Brands Holdings, Inc.	66,390
822	WD-40 Co.	144,458

		452,449

Independent Power and Renewable Electricity Producers (0.5%):
4,220	Atlantica Sustainable Infrastructure plc	110,986
703	Clearway Energy, Inc., Class A	20,457
765	Clearway Energy, Inc., Class C	24,365
2,863	Ormat Technologies, Inc.	246,791
5,158	Sunnova Energy International, Inc.*	113,889

		516,488

Insurance (3.3%):
2,802	AMBAC Financial Group, Inc.*	35,725
5,367	American Equity Investment Life Holding Co.	200,135
1,053	Amerisafe, Inc.	49,207
1,862	Argo Group International Holdings, Ltd.	35,862
3,675	Assured Guaranty, Ltd.	178,054
2,314	Axis Capital Holdings, Ltd.	113,733
3,866	Brighthouse Financial, Inc.*	167,862
5,374	Citizens, Inc.*	17,949
3,445	Crawford & Co.	18,086
2,876	Crawford & Co., Class A	16,508
2,691	Donegal Group, Inc., Class A	36,302
1,337	eHealth, Inc.*	5,228
1,475	Employers Holdings, Inc.	50,873
813	Enstar Group, Ltd.*	137,877
1,416	First American Financial Corp.	65,278
10,826	Genworth Financial, Inc., Class A*	37,891
1,050	Global Indemnity Group LLC, Class A	23,173
3,055	Greenlight Capital Re, Ltd.*	22,729
1,752	Hallmark Financial Services, Inc.*	1,840
1,817	Hanover Insurance Group, Inc. (The)	232,830
489	HCI Group, Inc.	19,169
1,369	Heritage Insurance Holdings, Inc.	3,094
2,079	Horace Mann Educators Corp.	73,368

Shares		Value
Common Stocks, continued
Insurance, continued
135	Investors Title Co.	$19,035
1,855	James River Group Holdings	42,313
2,661	Kemper Corp.	109,793
1,473	Kingstone Cos., Inc.	3,918
714	Kinsale Capital Group, Inc.	182,370
12,677	Maiden Holdings, Ltd.*	27,256
2,856	Mercury General Corp.	81,168
198	National Western Life Group, Inc., Class A	33,818
929	NI Holdings, Inc.*	12,411
1,205	Old Republic International Corp.	25,221
1,464	Primerica, Inc.	180,731
2,637	ProAssurance Corp.	51,448
2,224	RLI Corp.	227,693
797	Safety Insurance Group, Inc.	65,003
2,998	Selective Insurance Group, Inc.	244,037
6,247	SiriusPoint, Ltd.*	30,923
1,766	Stewart Information Services Corp.	77,068
2,849	Tiptree, Inc., Class A	30,655
2,000	United Fire Group, Inc.	57,460
4,002	United Insurance Holdings Co.	2,563
2,274	Universal Insurance Holdings, Inc.	22,399
8,679	Unum Group	336,745
164	White Mountains Insurance Group, Ltd.	213,695

		3,620,496

Interactive Media & Services (0.5%):
3,144	ANGI, Inc., Class A*	9,275
467	Bumble, Inc.*	10,036
5,278	Cargurus, Inc.*	74,789
4,413	Cars.com, Inc.*	50,749
6,181	DHI Group, Inc.*	33,254
3,238	QuinStreet, Inc.*	33,999
1,095	Travelzoo*	4,851
3,646	TripAdvisor, Inc.*	80,504
11,137	TrueCar, Inc.*	16,817
3,909	Yelp, Inc.*	132,554
2,347	Ziff Davis, Inc.*	160,722

		607,550

Internet & Direct Marketing Retail (0.2%):
1,021	1-800-Flowers.com, Inc., Class A*	6,626
738	Duluth Holdings, Inc.*	5,195
1,300	Lands’ End, Inc.*	10,036
2,418	Liquidity Services, Inc.*	39,317
1,724	PetMed Express, Inc.	33,652
3,615	Quotient Technology, Inc.*	8,351
16,641	Qurate Retail, Inc., Class A	33,448
740	Revolve Group, Inc.*	16,051
1,857	Shutterstock, Inc.	93,166

		245,842

IT Services (1.7%):
3,431	Alliance Data Systems Corp.	107,905
622	BM Technologies, Inc.*	4,161
1,700	Brightcove, Inc.*	10,710
1,100	Cantaloupe, Inc.*	3,828
962	Cass Information Systems, Inc.	33,372
289	Concentrix Corp.	32,261
9,103	Conduent, Inc.*	30,404
1,673	CSG Systems International, Inc.	88,468
758	CSP, Inc.	5,450
1,282	DXC Technology Co.*	31,383
1,133	Euronet Worldwide, Inc.*	85,836
3,710	Evertec, Inc.	116,309
1,270	Evo Payments, Inc.*	42,291

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
1,949	ExlService Holdings, Inc.*	$287,205
2,654	Hackett Group, Inc. (The)	47,029
439	I3 Verticals, Inc.*	8,793
1,300	Information Services Group, Inc.	6,188
1,362	International Money Express, Inc.*	31,040
10,373	Limelight Networks, Inc.*	28,837
3,634	LiveRamp Holdings, Inc.*	65,993
1,249	Maximus, Inc.	72,280
862	Paysign, Inc.*	2,043
1,859	Perficient, Inc.*	120,872
3,168	PFSweb, Inc.*	29,526
494	Shift4 Payments, Inc., Class A*	22,037
1,555	StarTek, Inc.*	4,665
3,487	Switch, Inc., Class A	117,477
4,882	Teradata Corp.*	151,635
2,606	TTEC Holdings, Inc.	115,472
4,235	Unisys Corp.*	31,974
3,544	Verra Mobility Corp.*	54,471
2,485	Western Union Co. (The.)	33,548
267	WEX, Inc.*	33,893

		1,857,356

Leisure Products (0.8%):
2,134	Academy Sports & Outdoors, Inc.	90,012
4,843	Acushnet Holdings Corp.	210,622
2,004	American Outdoor Brands, Inc.*	17,575
2,314	Brunswick Corp.	151,451
1,402	Escalade, Inc.	13,950
723	Johnson Outdoors, Inc., Class A	37,097
1,065	Malibu Boats, Inc.*	51,109
2,419	Marine Products Corp.	20,465
850	Mastercraft Boat Holdings, Inc.*	16,022
2,293	Nautilus Group, Inc.*	3,738
204	Polaris, Inc.	19,513
2,353	Smith & Wesson Brands, Inc.	24,401
3,467	Topgolf Callaway Brands Corp.*	66,774
2,209	Vista Outdoor, Inc.*	53,723
2,379	YETI Holdings, Inc.*	67,849

		844,301

Life Sciences Tools & Services (0.4%):
2,937	Codexis, Inc.*	17,798
7,407	Enzo Biochem, Inc.*	16,518
6,099	Fluidigm Corp.*^	6,709
5,439	Harvard Bioscience, Inc.*	13,924
1,708	Medpace Holdings, Inc.*	268,446
923	NanoString Technologies, Inc.*	11,787
5,166	Neogenomics, Inc.*	44,479
647	Personalis, Inc.*	1,922
1,700	Quanterix Corp.*	18,734
2,979	Sotera Health Co.*	20,317
270	Syneos Health, Inc.*	12,730

		433,364

Machinery (4.4%):
765	Alamo Group, Inc.	93,537
1,938	Albany International Corp., Class A	152,773
6,658	Allison Transmission Holdings, Inc.	224,774
4,706	Altra Industrial Motion Corp.	158,216
806	Art’s-Way Manufacturing Co., Inc.*	1,475
1,143	Astec Industries, Inc.	35,650
3,236	Barnes Group, Inc.	93,456
1,077	Blue Bird Corp.*	8,993
1,411	Chart Industries, Inc.*	260,118
1,404	CIRCOR International, Inc.*	23,152
1,556	Columbus McKinnon Corp.	40,705
3,325	Commercial Vehicle Group, Inc.*	14,962

Shares		Value
Common Stocks, continued
Machinery, continued
2,638	Crane Holdings Co.	$230,930
493	Donaldson Co., Inc.	24,162
1,772	Douglas Dynamics, Inc.	49,651
500	Eastern Co. (The)	8,675
3,670	Energy Recovery, Inc.*	79,786
2,752	Enerpac Tool Group Corp.	49,068
1,044	EnPro Industries, Inc.	88,719
877	Esab Corp.	29,257
1,258	ESCO Technologies, Inc.	92,388
6,451	Evoqua Water Technologies Co.*	213,335
3,137	Federal Signal Corp.	117,073
5,909	Flowserve Corp.	143,589
2,482	Franklin Electric Co., Inc.	202,804
5,795	Gates Industrial Corp. plc*	56,559
1,765	Gencor Industries, Inc.*	15,903
1,794	Gorman-Rupp Co. (The)	42,679
459	Graham Corp.	4,035
4,634	Harsco Corp.*	17,331
1,812	Helios Technologies, Inc.	91,687
2,413	Hillenbrand, Inc.	88,605
785	Hurco Cos., Inc.	17,647
1,014	Hyster-Yale Materials Handling, Inc., Class A	21,811
219	ITT, Inc.	14,309
1,705	John Bean Technologies Corp.	146,630
472	Kadant, Inc.	78,734
3,498	Kennametal, Inc.	71,989
1,529	L.B. Foster Co., Class A*	14,923
238	Lincoln Electric Holdings, Inc.	29,921
578	Lindsay Corp.	82,816
1,597	Luxfer Holdings plc	23,156
3,228	Manitex International, Inc.*	18,496
2,653	Manitowoc Co., Inc. (The)*	20,561
589	Mayville Engineering Co., Inc.*	3,834
728	Miller Industries, Inc.	15,499
3,159	Mueller Industries, Inc.	187,771
8,533	Mueller Water Products, Inc., Class A	87,634
3,562	NN, Inc.*	6,091
638	Omega Flex, Inc.	59,092
1,312	Oshkosh Corp.	92,220
723	P&F Industries, Inc., Class A	3,854
1,229	Park-Ohio Holdings Corp.	13,900
1,599	Proto Labs, Inc.*	58,252
114	RBC Bearings, Inc.*	23,690
3,472	REV Group, Inc.	38,296
1,851	Shyft Group, Inc. (The)	37,816
1,692	SPX Technologies, Inc.*	93,432
731	Standex International Corp.	59,686
466	Taylor Devices, Inc.*	4,739
1,044	Tennant Co.	59,049
3,752	Terex Corp.	111,584
1,867	The Greenbrier Cos., Inc.	45,312
1,864	Timken Co.	110,051
5,430	Titan International, Inc.*	65,920
4,025	Trinity Industries, Inc.	85,934
1,747	Twin Disc, Inc.*	20,038
3,327	Wabash National Corp.	51,768
1,430	Watts Water Technologies, Inc., Class A	179,794
337	Woodward, Inc.	27,048

		4,837,344

Marine (0.3%):
6,821	Costamare, Inc.	61,048
315	Eneti, Inc.	2,101
3,087	Genco Shipping & Trading, Ltd.	38,680

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Marine, continued
2,099	Kirby Corp.*	$127,556
2,096	Matson, Inc.	128,946

		358,331

Media (0.9%):
6,248	Altice USA, Inc., Class A*	36,426
1,560	AMC Networks, Inc., Class A*	31,668
6,123	Audacy, Inc.*	2,364
478	Beasley Broadcast Group, Inc., Class A*	516
1,823	Boston Omaha Corp.*	42,002
7,836	comScore, Inc.*	12,929
103	Daily Journal Corp.*	26,408
976	DallasNews Corp.	4,529
4,222	E.W. Scripps Co. (The), Class A*	47,582
6,190	Entravision Communications Corp., Class A	24,574
5,880	Gannett Co, Inc.*	8,996
3,567	Gray Television, Inc.	51,080
1,608	iHeartMedia, Inc., Class A*	11,787
2,165	John Wiley & Sons, Inc., Class A	81,317
2,864	Liberty Latin America, Ltd.*	17,728
9,557	Liberty Latin America, Ltd., Class C*	58,776
862	Loyalty Ventures, Inc.*	1,043
348	Marchex, Inc., Class B*	585
1,147	New York Times Co. (The), Class A	32,976
434	Nexstar Media Group, Inc., Class A	72,413
605	Pubmatic, Inc.*	10,061
1,732	Scholastic Corp.	53,276
1,559	TechTarget, Inc.*	92,293
10,206	TEGNA, Inc.	211,060
1,095	Thryv Holdings, Inc.*	24,999

		957,388

Metals & Mining (1.7%):
1,204	Alpha Metallurgical Resources, Inc.	164,755
2,124	Ampco-Pittsburgh Corp.*	7,816
1,062	Arconic Corp.*	18,096
1,338	Ascent Industries Co.*	18,745
9,339	ATI, Inc.*	248,511
2,767	Carpenter Technology Corp.	86,164
6,425	Century Aluminum Co.*	33,924
8,414	Coeur Mining, Inc.*	28,776
6,250	Commercial Metals Co.	221,750
2,394	Compass Minerals International, Inc.	92,241
10,043	Ferroglobe plc*	53,027
515	Fortitude Gold Corp.	2,848
1,805	Gold Resource Corp.	2,978
1,257	Haynes International, Inc.	44,146
25,965	Hecla Mining Co.	102,302
754	Kaiser Aluminum Corp.	46,258
1,117	Materion Corp.	89,360
937	McEwen Mining, Inc.*	3,055
1,803	MP Materials Corp.*	49,222
451	Royal Gold, Inc.	42,313
2,868	Ryerson Holding Corp.	73,822
1,487	Schnitzer Steel Industries, Inc., Class A	42,320
3,318	SunCoke Energy, Inc.	19,278
3,542	TimkenSteel Corp.*	53,095
6,784	United States Steel Corp.	122,926
1,458	Universal Stainless & Alloy Products, Inc.*	10,381
2,207	Warrior Met Coal, Inc.	62,767
2,629	Worthington Industries, Inc.	100,270

		1,841,146

Shares		Value
Common Stocks, continued
Multiline Retail (0.4%):
1,321	Big Lots, Inc.^	$20,621
710	Dillard’s, Inc., Class A	193,660
2,129	Kohl’s Corp.	53,544
7,277	Macy’s, Inc.	114,030
1,801	Nordstrom, Inc.	30,131
1,573	Ollie’s Bargain Outlet Holdings, Inc.*	81,167

		493,153

Multi-Utilities (0.7%):
4,459	Avista Corp.	165,206
3,139	Black Hills Corp.	212,604
4,902	MDU Resources Group, Inc.	134,070
2,992	NorthWestern Corp.	147,446
1,043	Unitil Corp.	48,447
2,565	Via Renewables, Inc.	17,724

		725,497

Oil, Gas & Consumable Fuels (5.4%):
2,222	Alto Ingredients, Inc.*	8,088
29,962	Antero Midstream Corp.	275,051
6,562	Antero Resources Corp.*	200,338
1,071	Arch Resources, Inc.	127,021
1,954	Ardmore Shipping Corp.*	17,840
4,767	Berry Corp.	35,752
2,455	Brigham Minerals, Inc.	60,565
2,716	California Resources Corp.	104,376
2,330	Callon Petroleum Co.*	81,573
1,266	Chord Energy Corp.	173,151
1,822	Civitas Resources, Inc.	104,565
11,183	Clean Energy Fuel Corp.*	59,717
12,514	CNX Resources Corp.*	194,342
8,019	Comstock Resources, Inc.*	138,648
2,015	CONSOL Energy, Inc.	129,605
4,374	CVR Energy, Inc.	126,759
4,117	Delek US Holdings, Inc.	111,735
1,575	Denbury, Inc.*	135,859
8,834	DHT Holdings, Inc.	66,785
2,156	Dorian LPG, Ltd.	29,257
1,337	DT Midstream, Inc.	69,377
2,661	Earthstone Energy, Inc.*	32,784
17,427	Enlink Midstream LLC	154,926
15,991	Equitrans Midstream Corp.	119,613
2,943	Evolution Petroleum Corp.	20,483
2,611	Green Plains, Inc.*	75,902
6,066	HF Sinclair Corp.	326,593
1,720	International Seaways, Inc.	60,424
29,696	Kosmos Energy, Ltd.*	153,528
725	Laredo Petroleum, Inc.*	45,566
6,775	Magnolia Oil & Gas Corp., Class A	134,213
5,601	Matador Resources Co.	274,001
6,809	Murphy Oil Corp.	239,473
9,513	Nordic American Tankers, Ltd.	25,400
897	Northern Oil And Gas, Inc.	24,587
5,300	Overseas Shipholding Group, Inc.*	15,741
2,838	PAR Pacific Holdings, Inc.*	46,572
6,480	PBF Energy, Inc., Class A*	227,837
4,742	PDC Energy, Inc.	274,040
5,636	Peabody Energy Corp.*	139,886
7,813	Permian Resources Corp.*	53,128
2,410	PHX Minerals, Inc.	7,808
6	PrimeEnergy Resources Corp.*	468
10,295	Range Resources Corp.	260,052
523	Ranger Oil Corp.	16,448
900	REX American Resources Corp.*	25,128
1,533	SandRidge Energy, Inc.*	25,003
3,705	Scorpio Tankers, Inc.	155,758
8,803	SFL Corp., Ltd.	80,195

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
956	SilverBow Resources, Inc.*	$25,697
6,858	SM Energy Co.	257,929
29,966	Southwestern Energy Co.*	183,392
2,952	Talos Energy, Inc.*	49,151
1,980	Teekay Shipping Corp.*	7,108
2,363	Teekay Tankers, Ltd., Class A*	65,077
7,528	Tellurian, Inc.*^	17,992
2,838	W&T Offshore, Inc.*	16,631
4,231	World Fuel Services Corp.	99,175

		5,988,113

Paper & Forest Products (0.5%):
1,565	Clearwater Paper Corp.*	58,844
3,299	Glatfelter Corp.	10,260
4,370	Louisiana-Pacific Corp.	223,700
3,596	Mativ Holdings, Inc.	79,400
5,170	Mercer International, Inc.	63,591
5,401	Resolute Forest Products*	108,020
364	Sylvamo Corp.	12,339

		556,154

Personal Products (0.6%):
2,320	BellRing Brands, Inc.*	47,815
4,160	Coty, Inc., Class A*	26,291
2,807	Edgewell Personal Care Co.	104,982
2,868	elf Beauty, Inc.*	107,894
573	Herbalife Nutrition, Ltd.*	11,397
1,964	Inter Parfums, Inc.	148,203
900	Lifevantage Corp.	3,375
546	Medifast, Inc.	59,165
1,387	Natural Alternatives International, Inc.*	12,857
369	Natural Health Trends Corp.	1,354
2,257	Natures Sunshine Products, Inc.*	18,598
1,929	Nu Skin Enterprises, Inc., Class A	64,371
340	United-Guardian, Inc.	3,862
1,070	Usana Health Sciences, Inc.*	59,974

		670,138

Pharmaceuticals (1.1%):
1,113	Aclaris Therapeutics, Inc.*	17,519
900	Adicet Bio, Inc.*	12,798
9,876	Amneal Pharmaceuticals, Inc.*	19,949
3,334	Amphastar Pharmaceuticals, Inc.*	93,685
877	ANI Pharmaceuticals, Inc.*	28,187
1,561	Assembly Biosciences, Inc.*	2,560
2,268	Collegium Pharmaceutical, Inc.*	36,333
4,076	Corcept Therapeutics, Inc.*	104,509
3,415	Cumberland Pharmaceuticals, Inc.*	8,230
5,512	Cymabay Therapeutics, Inc.*	19,292
1,163	EyePoint Pharmaceuticals, Inc.*	9,199
1,035	Harmony Biosciences Holdings, Inc.*	45,840
1,224	Harrow Health, Inc.*	14,774
4,514	Innoviva, Inc.*	52,408
2,212	Intra-Cellular Therapies, Inc.*	102,924
10,744	Nektar Therapeutics*	34,381
882	NGM Biopharmaceuticals, Inc.*	11,537
2,257	Pacira BioSciences, Inc.*	120,050
3,432	Perrigo Co. plc	122,385
1,714	Phibro Animal Health Corp., Class A	22,779
2,694	Prestige Consumer Healthcare, Inc.*	134,242
420	Relmada Therapeutics, Inc.*	15,548
911	scPharmaceuticals, Inc.*	5,940
5,073	SIGA Technologies, Inc.	52,252
2,677	Supernus Pharmaceuticals, Inc.*	90,616
1,505	Taro Pharmaceutical Industries, Ltd.*	45,120

		1,223,057

Shares		Value
Common Stocks, continued
Professional Services (2.4%):
1,888	Acacia Research Corp.*	$7,628
3,012	ASGN, Inc.*	272,194
572	Barrett Business Services, Inc.	44,616
323	CACI International, Inc., Class A*	84,322
2,703	CBIZ, Inc.*	115,634
490	CRA International, Inc.	43,483
2,812	Exponent, Inc.	246,528
1,273	Forrester Research, Inc.*	45,841
882	Franklin Covey Co.*	40,034
1,796	FTI Consulting, Inc.*	297,615
1,280	Heidrick & Struggles International, Inc.	33,267
1,154	Huron Consulting Group, Inc.*	76,452
1,116	ICF International, Inc.	121,666
1,783	Insperity, Inc.	182,026
4,425	KBR, Inc.	191,249
2,340	Kelly Services, Inc., Class A	31,801
1,439	Kforce, Inc.	84,397
2,641	Korn Ferry	123,995
958	ManpowerGroup, Inc.	61,973
1,332	Mastech Digital, Inc.*	19,674
3,943	Mistras Group, Inc.*	17,586
3,203	Nielsen Holdings plc	88,787
2,119	Resources Connection, Inc.	38,290
1,557	Science Applications International Corp.	137,686
3,186	TriNet Group, Inc.*	226,907
2,309	TrueBlue, Inc.*	44,056
505	Willdan Group, Inc.*	7,479

		2,685,186

Real Estate Management & Development (0.7%):
1,580	AMREP Corp.*	17,822
395	CKX Lands, Inc.*	4,317
6,494	Cushman & Wakefield plc*	74,356
4,771	Douglas Elliman, Inc.	19,561
913	eXp World Holdings, Inc.^	10,235
1,627	Five Point Holdings LLC, Class A*	4,230
1,972	Forestar Group, Inc.*	22,067
504	FRP Holdings, Inc.*	27,398
2,119	Howard Hughes Corp. (The)*	117,371
10	J.W. Mays, Inc.*	372
7,038	Kennedy-Wilson Holdings, Inc.	108,808
2,463	Marcus & Millichap, Inc.	80,737
1,035	Maui Land & Pineapple Co., Inc.*	9,532
8,443	Newmark Group, Inc.	68,051
1,207	Rafael Holdings, Inc., Class B*	2,173
688	RE/MAX Holdings, Inc., Class A	13,010
3,740	Realogy Holdings Corp.*	30,331
308	Stratus Properties, Inc.	7,176
2,279	Tejon Ranch Co.*	32,818
1,076	The RMR Group, Inc., Class A	25,491
2,980	The St Joe Co.	95,449

		771,305

Road & Rail (0.9%):
1,630	ArcBest Corp.	118,550
1,322	Covenant Logistics Group, Inc.	37,941
4,045	Heartland Express, Inc.	57,884
1,040	Landstar System, Inc.	150,145
2,692	Marten Transport, Ltd.	51,579
880	PAM Transportation Services, Inc.*	27,245
1,507	Ryder System, Inc.	113,763
1,060	Saia, Inc.*	201,400
2,170	Schneider National, Inc., Class B	44,051
1,009	U.S. Xpress Enterprises, Inc., Class A*	2,482

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail, continued
1,170	Universal Logistics Holdings, Inc.	$37,112
2,850	Werner Enterprises, Inc.	107,160
2,752	Yellow Corp.*	13,953

		963,265

Semiconductors & Semiconductor Equipment (2.8%):
2,712	Advanced Energy Industries, Inc.	209,936
1,480	Alpha & Omega Semiconductor, Ltd.*	45,525
1,591	Ambarella, Inc.*	89,382
17,408	Amkor Technology, Inc.	296,806
1,301	Amtech Systems, Inc.*	11,058
2,235	Axcelis Technologies, Inc.*	135,352
2,777	AXT, Inc.*	18,606
255	Azenta, Inc.	10,929
1,210	CEVA, Inc.*	31,738
2,825	Cirrus Logic, Inc.*	194,360
2,356	Cohu, Inc.*	60,738
522	Cyberoptics Corp.*	28,073
2,615	Diodes, Inc.*	169,740
639	DSP Group, Inc.*	14,058
3,918	FormFactor, Inc.*	98,146
4,679	GSI Technology, Inc.*	13,335
1,254	Ichor Holdings, Ltd.*	30,359
1,349	inTEST Corp.*	10,293
2,631	Kulicke & Soffa Industries, Inc.	101,372
1,270	Lattice Semiconductor Corp.*	62,497
1,506	MACOM Technology Solutions Holdings, Inc.*	77,996
1,636	MagnaChip Semiconductor Corp.*	16,753
4,167	MaxLinear, Inc., Class A*	135,928
109	MKS Instruments, Inc.	9,008
557	NVE Corp.	25,984
2,709	Onto Innovation, Inc.*	173,511
2,739	PDF Solutions, Inc.*	67,188
5,140	Photronics, Inc.*	75,147
2,109	Pixelworks, Inc.*	3,395
3,012	Power Integrations, Inc.	193,732
6,043	Rambus, Inc.*	153,613
3,315	Semtech Corp.*	97,494
1,031	Silicon Laboratories, Inc.*	127,267
2,252	SMART Global Holdings, Inc.*	35,739
1,918	Synaptics, Inc.*	189,901
2,584	Ultra Clean Holdings, Inc.*	66,538
211	Universal Display Corp.	19,908
2,559	Veeco Instruments, Inc.*	46,881

		3,148,286

Software (2.0%):
3,492	A10 Networks, Inc.	46,339
8,259	ACI Worldwide, Inc.*	172,613
1,294	Agilysys, Inc.*	71,623
2,940	Alarm.com Holdings, Inc.*	190,688
3,167	Altair Engineering, Inc.*	140,045
2,494	American Software, Inc., Class A	38,208
926	Appfolio, Inc.*	96,971
935	Asure Software, Inc.*	5,348
2,785	Aware, Inc.*	4,957
2,916	Blackbaud, Inc.*	128,479
4,022	Box, Inc.*	98,097
1,046	Cerence, Inc.*	16,474
1,700	ChannelAdvisor Corp.*	38,522
3,799	Cognyte Software, Ltd.*	15,348
2,139	CommVault Systems, Inc.*	113,453
782	Consensus Cloud Solutions, Inc.*	36,989
1,386	DoubleVerify Holdings, Inc.*	37,907
1,708	Duck Creek Technologies, Inc.*	20,240

Shares		Value
Common Stocks, continued
Software, continued
1,817	Ebix, Inc.	$34,468
1,929	Envestnet, Inc.*	85,648
402	Jamf Holding Corp.*	8,908
2,038	Mitek Systems, Inc.*	18,668
554	Model N, Inc.*	18,963
2,582	OneSpan, Inc.*	22,231
1,415	Ping Identity Holding Corp.*	39,719
2,333	Progress Software Corp.	99,269
293	Q2 Holdings, Inc.*	9,435
1,989	Qualys, Inc.*	277,247
1,169	Sapiens International Corp. NV	22,421
539	Shotspotter, Inc.*	15,502
1,900	Smith Micro Software, Inc.*^	4,294
843	SPS Commerce, Inc.*	104,726
3,280	Synchronoss Technologies, Inc.*	3,739
870	Upland Software, Inc.*	7,073
3,329	Verint Systems, Inc.*	111,788
7,970	Xperi Holding Corp.	112,696

		2,269,096

Specialty Retail (2.7%):
1,777	Aaron’s Co., Inc. (The)	17,272
2,894	Abercrombie & Fitch Co., Class A*	45,002
12,033	American Eagle Outfitters, Inc.	117,081
422	America’s Car-Mart, Inc.*	25,750
1,088	Asbury Automotive Group, Inc.*	164,397
951	AutoNation, Inc.*	96,878
5,705	Barnes & Noble Education, Inc.*	13,692
1,634	Big 5 Sporting Goods Corp.^	17,549
1,510	Boot Barn Holdings, Inc.*	88,275
1,732	Build-A-Bear Workshop, Inc.	23,088
2,857	Caleres, Inc.	69,197
407	Camping World Holdings, Inc., Class A	10,305
1,799	Cato Corp., Class A	17,162
7,945	Chico’s FAS, Inc.*	38,454
757	Citi Trends, Inc.*	11,741
2,251	Conn’s, Inc.*	15,937
4,771	Designer Brands, Inc., Class A	73,044
4,657	Foot Locker, Inc.	144,972
3,840	Gap, Inc. (The)	31,526
802	Genesco, Inc.*	31,535
753	Group 1 Automotive, Inc.	107,581
3,762	Guess?, Inc.	55,189
1,284	Haverty Furniture Cos., Inc.	31,972
849	Hibbett, Inc.	42,289
1,353	Leslie’s, Inc.*^	19,903
1,529	LL Flooring Holdings, Inc.*	10,596
1,251	MarineMax, Inc.*	37,267
1,923	Monro, Inc.	83,574
1,132	Murphy U.S.A., Inc.	311,198
4,234	National Vision Holdings, Inc.*	138,240
2,301	ODP Corp. (The)*	80,880
443	OneWater Marine, Inc.*	13,339
2,058	Penske Automotive Group, Inc.	202,569
3,598	Rent-A-Center, Inc.	63,001
6,055	Sally Beauty Holdings, Inc.*	76,293
1,818	Shoe Carnival, Inc.	38,978
2,746	Signet Jewelers, Ltd.	157,044
1,362	Sleep Number Corp.*	46,049
1,462	Sonic Automotive, Inc., Class A	63,305
2,363	Sportsman’s Warehouse Holdings, Inc.*	19,613
3,031	The Buckle, Inc.	95,961
823	The Children’s Place, Inc.*	25,422
4,201	The Container Store Group, Inc.*	20,585

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
1,307	Tile Shop Holdings, Inc.	$4,601
2,271	Tilly’s, Inc.	15,715
624	TravelCenters of America, Inc.*	33,652
5,052	Urban Outfitters, Inc.*	99,272
303	Winmark Corp.	65,551
1,091	Zumiez, Inc.*	23,489

		3,035,985

Technology Hardware, Storage & Peripherals (0.4%):
2,901	3D Systems Corp.*	23,150
1,308	AstroNova, Inc.*	15,304
2,793	Avid Technology, Inc.*	64,965
6,556	NCR Corp.*	124,630
3,811	Stratasys, Ltd.*	54,917
2,418	Super Micro Computer, Inc.*	133,159
1,590	TransAct Technologies, Inc.*	5,803
600	Turtle Beach Corp.*	4,092
3,587	Xerox Holdings Corp.	46,918

		472,938

Textiles, Apparel & Luxury Goods (0.8%):
2,061	Carter’s, Inc.	135,057
2,038	Columbia Sportswear Co.	137,157
2,291	Culp, Inc.	9,989
2,091	Fossil Group, Inc.*	7,151
2,571	G-III Apparel Group, Ltd.*	38,436
1,322	Hanesbrands, Inc.	9,201
3,180	Kontoor Brands, Inc.	106,880
816	Lakeland Industries, Inc.*	9,409
844	Movado Group, Inc.	23,784
1,001	Oxford Industries, Inc.	89,870
1,176	PVH Corp.	52,685
674	Rocky Brands, Inc.	13,520
3,115	Skechers U.S.A., Inc., Class A*	98,808
4,466	Steven Madden, Ltd.	119,108
418	Superior Group of Cos., Inc.	3,712
957	Unifi, Inc.*	9,101
1,916	Vera Bradley, Inc.*	5,767
4,779	Wolverine World Wide, Inc.	73,549

		943,184

Thrifts & Mortgage Finance (2.4%):
4,004	Axos Financial, Inc.*	137,057
2,838	BankFinancial Corp.	26,848
2,024	Bridgewater Bancshares, Inc.*	33,335
7,770	Capitol Federal Financial, Inc.	64,491
280	Citizens Community Bancorp, Inc.	3,408
5,449	Columbia Financial, Inc.*	115,137
1,537	ESSA Bancorp, Inc.	29,802
4,677	Essent Group, Ltd.	163,087
596	Federal Agricultural Mortgage Corp.	59,087
242	First Capital, Inc.	6,222
1,936	Flagstar Bancorp, Inc.	64,662
986	FS Bancorp, Inc.	26,878
150	Hingham Institution for Savings (The)	37,667
629	HMN Financial, Inc.	14,090
973	Home Bancorp, Inc.	37,937
86	Home Federal Bancorp, Inc.	1,610
1,162	HomeStreet, Inc.	33,477
869	IF Bancorp, Inc.	16,485
3,933	Kearny Financial Corp.	41,768
390	Kentucky First Federal Bancorp	2,808
289	LendingTree, Inc.*	6,896
1,892	Luther Burbank Corp.	21,985
940	Malvern Bancorp, Inc.*	13,508
1,851	Merchants Bancorp	42,703

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
2,242	MGIC Investment Corp.	$28,742
3,941	Mr Cooper Group, Inc.*	159,611
18,699	New York Community Bancorp, Inc.	159,502
4,642	NMI Holdings, Inc., Class A*	94,558
3,578	Northfield Bancorp, Inc.	51,201
6,541	Northwest Bancshares, Inc.	88,369
3,132	Oceanfirst Financial Corp.	58,380
198	Oconee Federal Financial Corp.	4,776
1,129	Ocwen Financial Corp.*	26,272
1,842	Pathward Financial, Inc.	60,712
2,010	PCSB Financial Corp.	36,039
477	PennyMac Financial Services, Inc.	20,463
1,668	Premier Financial Corp.	42,868
1,677	Provident Financial Holdings, Inc.	23,813
3,721	Provident Financial Services, Inc.	72,560
4,780	Radian Group, Inc.	92,206
1,982	Riverview Bancorp, Inc.	12,586
3,589	Security National Financial Corp., Class A*	22,790
707	Southern Missouri Bancorp, Inc.	36,078
1,053	Sterling Bancorp, Inc.*	6,350
1,409	Territorial Bancorp, Inc.	26,123
3,100	TFS Financial Corp.	40,300
1,462	TrustCo Bank Corp. NY	45,936
1,677	Walker & Dunlop, Inc.	140,415
3,395	Washington Federal, Inc.	101,782
1,247	Waterstone Financial, Inc.	20,152
3,601	Western New England BanCorp, Inc.	29,276
3,813	WSFS Financial Corp.	177,152
35	WVS Financial Corp.	490

		2,680,450

Tobacco (0.1%):
763	Turning Point Brands, Inc.	16,199
975	Universal Corp.	44,889
9,542	Vector Group, Ltd.	84,065

		145,153

Trading Companies & Distributors (2.2%):
8,170	Air Lease Corp.	253,352
1,077	Alta Equipment Group, Inc.	11,858
2,818	Applied Industrial Technologies, Inc.	289,634
3,926	Beacon Roofing Supply, Inc.*	214,831
569	BlueLinx Holdings, Inc.*	35,335
1,324	Boise Cascade Co.	78,725
1,278	DXP Enterprises, Inc.*	30,263
1,463	EVI Industries, Inc.*	26,539
1,550	GATX Corp.	131,982
2,103	Global Industrial Co.	56,423
573	GMS, Inc.*	22,926
1,299	H&E Equipment Services, Inc.	36,814
1,516	Herc Holdings, Inc.	157,482
1,475	Kaman Corp., Class A	41,197
4,569	MRC Global, Inc.*	32,851
2,121	MSC Industrial Direct Co., Inc.	154,430
7,964	NOW, Inc.*	80,038
1,839	Rush Enterprises, Inc., Class A	80,659
500	Rush Enterprises, Inc., Class B	23,955
480	SiteOne Landscape Supply, Inc.*	49,987
2,140	Textainer Group Holdings, Ltd.	57,480
1,548	Titan Machinery, Inc.*	43,746
577	Transcat, Inc.*	43,673
3,118	Triton International, Ltd.	170,648
5,651	Univar Solutions, Inc.*	128,504
1,034	Veritiv Corp.*	101,094

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,062	WESCO International, Inc.*	$126,782

		2,481,208

Water Utilities (0.5%):
2,465	American States Water Co.	192,147
824	Artesian Resources Corp.	39,651
2,717	California Water Service Group	143,159
1,256	Consolidated Water Co., Ltd.	19,317
925	Middlesex Water Co.	71,410
2,502	Pure Cycle Corp.*	20,892
1,615	SJW Group	93,024
859	York Water Co. (The)	33,011

		612,611

Wireless Telecommunication Services (0.2%):
2,500	Gogo, Inc.*	30,300
2,895	Shenandoah Telecommunications Co.	49,273
2,722	Spok Holdings, Inc.	20,796
5,534	Telephone & Data Systems, Inc.	76,923
2,003	United States Cellular Corp.*	52,138

		229,430

Total Common Stocks (Cost $101,526,240)		110,819,090

Preferred Stocks (0.1%):
Media (0.0%†):
430	Liberty Broadband Corp., Series A	10,716

Trading Companies & Distributors (0.1%):
2,540	WESCO International, Inc., Series A	68,453

Total Preferred Stocks (Cost $70,827)		79,169

Rights (0.0%†):
Biotechnology (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/49*	12,666
2,004	Chinook Therapeutics-CVR, Expires on 12/31/49*	3,086

		15,752

Health Care (0.0%†):
4,400	Progenics Pharmaceuticals, Inc., Expires on 12/31/49*	5,060
2,689	Zogenix, Inc. CVR, Expires on 1/1/25*	1,828

		6,888

Household Durables (0.0%†):
4,044	Zagg, Inc. CVR, Expires on 1/2/49*	364

Pharmaceuticals (0.0%†):
8,452	Xeris BioPharma Hold CVR, Expires on 10/6/49*	3,019

Trading Companies & Distributors (0.0%†):
79	Communications Systems I CVR, Expires on 1/1/29*	349

Total Rights (Cost $364)		26,372

Principal Amount		Value

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
228,337	BlackRock Liquidity FedFund, Institutional Class , 2.77%(a)(b)	228,337

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $228,337)		228,337

Shares		Value

Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):
358,573	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(b)	$358,573

Total Unaffiliated Investment Company (Cost $358,573)		358,573

Total Investment Securities (Cost $102,184,341) — 100.3%		111,511,541
Net other assets (liabilities) — (0.3)%		(337,310)

Net Assets — 100.0%		$111,174,231

Percentages indicated are based on net assets as of September 30, 2022.

CVR -	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $222,666.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(b)	The rate represents the effective yield at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities (4.5%):
$3,042,000	American Express Credit Account Master Trust, Class A, Series 2022-3, 3.75%, 8/15/27	$2,964,854
2,252,772	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	2,183,089
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51, Callable 11/15/28 @ 100	1,574,312
2,531,000	Capital One Multi-Asset Execution Trust, Class A, Series 2022-A2, 3.49%, 5/15/27	2,454,269
3,593,000	CarMax Auto Owner Trust, Class A2A, Series 2022-2, 2.81%, 5/15/25, Callable 9/15/23 @ 100	3,568,012
149,769	College Ave Student Loans LLC, Class A1, Series 2021-A, 4.18%(US0001M+110bps), 7/25/51, Callable 2/25/32 @ 100(a)	149,502
1,027,647	College Ave Student Loans LLC, Class A2, Series 2021-C, 2.32%, 7/26/55(a)	872,358
1,134,435	College Avenue Student Loans LLC, Class A2, Series 2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a)	970,766
3,400,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-4, 1.26%, 10/15/30, Callable 12/15/24 @ 100(a)	3,178,640
1,880,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-3A, 1.00%, 5/15/30, Callable 7/15/24 @ 100(a)	1,780,029
3,640,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 2/15/30, Callable 7/15/24 @ 100(a)	3,472,905
122,743	Credit Acceptance Auto Loan Trust, Class A, Series 20-2A, 1.37%, 7/16/29, Callable 8/15/23 @ 100(a)	121,194
449,747	EDvestinU Private Education Loan Issue No 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45(a)	387,829
773,000	Enterprise Fleet Financing LLC, Class A3, Series 2022-3, 4.29%, 7/20/29, Callable 5/20/26 @ 100(a)	746,599
4,147,464	Ford Credit Auto Lease Trust, Class A2A, Series 2022-A, 2.78%, 10/15/24, Callable 9/15/23 @ 100	4,112,981
442,209	Goodleap Sustainable Home Solutions Trust, Class A, Series 2022-1GS, 2.70%, 1/20/49, Callable 5/20/36 @ 100(a)	373,900
929,821	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-5CS, 2.31%, 10/20/48, Callable 7/20/36 @ 100(a)	769,644
1,918,346	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2022-3CS, 4.95%, 7/20/49, Callable 9/20/36 @ 100(a)	1,841,926
1,720,087	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-4GS, 1.93%, 7/20/48, Callable 6/20/36 @ 100(a)	1,399,962

Principal Amount		Value
Asset Backed Securities, continued
$2,960,000	GPMT, Ltd., Class A, Series 2021-FL4, 4.40%(US0001M+135bps), 11/15/36, Callable 11/20/23 @ 100(a)	$2,875,429
1,390,000	Lendmark Funding Trust, Class A, Series 2021-1A, 1.90%, 11/20/31, Callable 5/20/26 @ 100(a)	1,187,447
41,569	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 3.95%(US0001M+113bps), 5/15/28, Callable 10/15/22 @ 100(a)	41,491
1,200,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @ 100(a)	1,006,851
962,240	Mosaic Solar Loan Trust, Class A, Series 2022-2A, 4.38%, 1/21/53, Callable 8/20/35 @ 100(a)	888,269
1,608,750	Mosaic Solar Loan Trust, Class A, Series 2022-1A, 2.64%, 1/20/53, Callable 12/20/35 @ 100(a)	1,412,051
1,098,464	Navient Private Education Loan Trust, Class A1B, Series 2020-lA, 3.82%(US0001M+100bps), 4/15/69, Callable 4/15/31 @ 100(a)	1,087,258
2,397,319	Navient Private Education Refi Loan Trust, Class A, Series 2021-DA, 3.51%(PRIME-(199)bps), 4/15/60, Callable 5/15/32 @ 100(a)	2,209,256
4,458,774	Navient Private Education Refi Loan Trust, Class A, Series 2022-BA, 4.16%, 10/15/70, Callable 5/15/29 @ 100(a)	4,321,955
2,221,816	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 12/15/26 @ 100(a)	2,025,649
477,311	Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 5/15/69, Callable 12/15/27 @ 100(a)	417,172
6,789,353	Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69, Callable 5/15/29 @ 100(a)	5,697,962
923,926	Navient Student Loan Trust, Class A2B, Series 2020-CA, 4.42%(US0001M+160bps), 11/15/68, Callable 4/15/30 @ 100(a)	925,216
145,350	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 3/15/25 @ 100(a)	143,124
1,773,434	Navient Student Loan Trust, Class A2B, Series 2019-D, 3.87%(US0001M+105bps), 12/15/59, Callable 12/16/30 @ 100(a)	1,730,745
3,971,951	Nelnet Student Loan Trust, Class AFL, Series 2021-CA, 3.73%(US0001M+74bps), 4/20/62, Callable 8/20/29 @ 100(a)	3,838,219
6,415,193	Nelnet Student Loan Trust, Class AFL, Series 2021-BA, 3.77%(US0001M+78bps), 4/20/62, Callable 7/20/29 @ 100(a)	6,203,539
2,761,917	Nelnet Student Loan Trust, Class AFX, Series 2021-DA, 1.63%, 4/20/62, Callable 3/20/29 @ 100(a)	2,527,519

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities, continued
$3,365,754	Nelnet Student Loan Trust, Class APT2, Series 2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a)	$2,988,473
1,400,000	PFS Financing Corp., Class A, Series 2021-A, 0.71%, 4/15/26(a)	1,310,878
681,761	Prodigy Finance CM2021-1 DAC, Class A, Series 2021-1A, 4.33%(US0001M+125bps), 7/25/51, Callable 2/25/27 @ 100(a)	675,896
2,009,000	Regional Management Issuance Trust, Class A, Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26 @ 100(a)	1,667,339
3,282,197	SMB Private Education Loan Trust, Class APT, Series 2022-A, 2.85%, 11/16/54(a)	2,980,522
1,289,796	SMB Private Education Loan Trust, Class APT1, Series 2021-C, 1.39%, 1/15/53(a)	1,137,253
299,885	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 3.65%(US0001M+83bps), 9/15/37(a)	294,321
3,944,253	SMB Private Education Loan Trust, Class A2A1, Series 2021-A, 3.55%(US0001M+73bps), 1/15/53(a)	3,787,822
490,000	SMB Private Education Loan Trust, Class B, Series 2021-A, 2.31%, 1/15/53(a)	437,429
1,825,923	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53(a)	1,638,449
2,139,000	SMB Private Education Loan Trust, Class A1B, Series 2022-C, 0.88%(SOFR30A+185bps), 5/16/50(a)	2,144,519
363,678	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 3.57%(US0001M+75bps), 10/15/35(a)	359,134
1,245,330	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 5/15/27 @ 100(a)	1,167,146
1,365,923	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 3/25/25 @ 100(a)	1,328,246
618,049	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 3/15/28 @ 100(a)	581,175
501,119	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 4/15/26 @ 100(a)	478,610
11,304	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 1/25/24 @ 100(a)	11,116
Total Asset Backed Securities (Cost $101,118,648)		94,450,251

Collateralized Mortgage Obligations (8.2%):
1,930,000	ACRES Commercial Realty, Ltd., Class A, Series 2021-FL2, 4.34%(US0001M+140bps), 1/15/37, Callable 12/15/23 @ 100(a)	1,864,328

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,000,000	AIMCO CLO, Class AR, Series 2017-AA, 3.76%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	$1,905,564
2,810,000	Alen Mortgage Trust, Class A, Series 2021-ACEN, 3.97%(US0001M+115bps), 4/15/38(a)	2,753,021
1,000,000	Anchorage Capital CLO 7, Ltd., Class AR2, Series 2015-7A, 3.88%(US0003M+109bps), 1/28/31, Callable 10/28/22 @ 100(a)	982,416
2,044,591	Angel Oak Mortgage Trust, Class A1, Series 2022-1, 2.88%, 12/25/66, Callable 1/25/25 @ 100(a)(b)	1,779,789
1,735,000	Arbor Multifamily Mortgage Securities Trust, Class A5, Series 2020-MF1, 2.76%, 5/15/53, Callable 5/15/30 @ 100(a)	1,450,903
4,240,000	Arbor Realty Commercial Real Estate Notes, Ltd., Class A, Series 2021-FL4, 4.17%(US0001M+135bps), 11/15/36, Callable 6/15/24 @ 100(a)	4,149,764
500,000	Ares XXXIIR CLO, Ltd., Class A1A, Series 2014-32RA, 3.85%(US0003M+94bps), 5/15/30, Callable 11/15/22 @ 100(a)	489,639
1,672,817	Arroyo Mortgage Trust, Class A1, Series 2022-2, 4.95%, 7/25/57, Callable 7/25/25 @ 100(a)	1,609,853
1,780,000	BANK, Class A5, Series 2021-BN38, 2.52%, 12/15/64, Callable 12/15/31 @ 100	1,464,772
3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 3.54%(US0001M+72bps), 3/15/37(a)	3,636,658
1,250,000	Battalion CLO VIII, Ltd., Class A1R2, Series 2015-8A, 3.81%(US0003M+107bps), 7/18/30, Callable 10/18/22 @ 100(a)	1,226,804
2,290,000	Battalion CLO X, Ltd., Class A1R2, Series 2016-10A, 3.95%(US0003M+117bps), 1/25/35, Callable 1/24/23 @ 100(a)	2,187,145
2,090,000	BBCMS Mortgage Trust, Class A5, Series 2022-C16, 4.60%, 6/15/55, Callable 6/15/32 @ 100(b)	2,012,244
4,580,000	BDS, Ltd., Class A, Series 2021-FL10, 4.34%(US0001M+135bps), 12/18/36, Callable 12/16/23 @ 100(a)	4,454,050
575,000	Benchmark Mortgage Trust, Class A5, Series 2022-B35, 4.59%, 5/15/54, Callable 5/15/32 @ 100(b)	547,148
1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100	1,071,458
1,000,000	Benchmark Mortgage Trust, Class A5, Series 2022-B33, 3.46%, 1/15/32, Callable 3/15/32 @ 100	881,966
668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72, Callable 12/15/29 @ 100	517,753

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,540,000	BSPRT Issuer, Ltd., Class A, Series 2021-FL7, 4.14%(US0001M+132bps), 12/15/38, Callable 12/15/23 @ 100(a)	$1,486,187
1,120,000	BX, Class A, Series 2021-MFM1, 3.52%(US0001M+70bps), 1/15/34(a)	1,077,265
2,525,015	BX Commercial Mortgage Trust, Class A, Series 2021-XL2, 3.51%(US0001M+69bps), 10/15/36(a)	2,401,031
3,350,000	BX Commercial Mortgage Trust, Class A, Series 2020-ViV4, 2.84%, 3/9/44, Callable 3/9/30 @ 100(a)	2,741,076
2,110,000	BX Commercial Mortgage Trust, Class A, Series 2021-CIP, 3.74%(US0001M+92bps), 12/15/28(a)	2,031,077
1,817,555	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 3.74%(US0001M+92bps), 10/15/36(a)	1,790,322
4,800,000	BX Trust, Class A, Series 2021-ARIA, 3.72%(US0001M+90bps), 10/15/36(a)	4,560,271
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41, Callable 12/9/29 @ 100(a)	451,187
615,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52, Callable 10/15/29 @ 100	526,910
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29 @ 100(b)	511,715
400,000	CARLYLE US CLO, Ltd., Class A1, Series 2021-5A, 3.83%(US0003M+112bps), 7/20/34, Callable 7/20/23 @ 100(a)	387,190
2,235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 3.76%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,115,673
1,950,000	CEDR Commercial Mortgage Trust, Class A, Series 2022-SNAI, 3.83%(TSFR1M+99bps), 2/15/39(a)	1,849,386
257,814	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 3.98%(US0001M+90bps), 7/25/49, Callable 9/25/36 @ 100(a)	255,494
1,250,000	CIFC Funding, Ltd., Class A1, Series 2013-3RA, 3.76%(US0003M+98bps), 4/24/31, Callable 10/24/22 @ 100(a)	1,222,957
743,369	CIM Trust, Class A11, Series 2019-INV3, 3.39%(US0001M+100bps), 8/25/49, Callable 1/25/33 @ 100(a)	710,006
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 9/10/25 @ 100	2,937,462
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/10/23 @ 100(a)	1,263,628

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100	$641,550
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31, Callable 3/10/23 @ 100(a)	1,014,518
2,257,191	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	2,046,723
1,195,000	CSAIL Commercial Mortgage Trust, Class B, Series 2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100	1,086,603
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51, Callable 4/15/28 @ 100(b)	196,147
2,335,000	CSMC, Class B, Series 2021-BHAR, 4.32%(US0001M+150bps), 11/15/38(a)	2,201,718
1,756,018	CSMC, Class A1, Series 2021-NQM8, 1.84%, 10/25/66, Callable 11/25/24 @ 100(a)(b)	1,497,408
2,000,000	Dewolf Park CLO, Ltd., Class AR, Series 2017-1A, 3.43%(US0003M+92bps), 10/15/30, Callable 10/15/22 @ 100(a)	1,948,846
1,440,000	Diameter Capital CLO 1, Ltd., Class A1A, Series 2021-1A, 3.75%(US0003M+124bps), 7/15/36, Callable 10/15/23 @ 100(a)	1,388,267
2,000,000	Dryden 37 Senior Loan Fund, Class AR, Series 2015-37A, 3.61%(US0003M+110bps), 1/15/31, Callable 10/15/22 @ 100(a)	1,950,779
2,095,000	Dryden 43 Senior Loan Fund, Class AR2, Series 2016-43A, 3.75%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	1,990,124
800,000	Dryden 75 CLO, Ltd., Class AR2, Series 2019-75A, 3.55%(US0003M+104bps), 4/15/34, Callable 4/15/23 @ 100(a)	775,205
4,750,000	Elmwood CLO II, Ltd., Class AR, Series 2019-2A, 3.86%(US0003M+115bps), 4/20/34, Callable 4/20/23 @ 100(a)	4,583,835
5,376,908	Extended Stay America Trust, Class A, Series 2021-ESH, 3.90%(US0001M+108bps), 7/15/38(a)	5,251,720
528,959	Flagstar Mortgage Trust, Class A11, Series 2019-1, 3.39%(US0001M+95bps), 10/25/49, Callable 2/25/28 @ 100(a)	507,843
1,050,493	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/25/28 @ 100	972,927
1,230,000	FS RIALTO, Class A, Series 2021-FL2, 4.16%(US0001M+122bps), 4/16/26, Callable 4/16/23 @ 100(a)	1,193,061
2,720,000	FS Rialto Issuer LLC, Class A, Series 2022-FL4, 4.18%(SOFR30A+190bps), 1/19/39, Callable 4/17/24 @ 100(a)	2,647,930

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,122,000	Galaxy XXVII CLO, Ltd., Class A, Series 2018-27A, 3.94%(US0003M+102bps), 5/16/31, Callable 11/16/22 @ 100(a)	$1,099,600
3,180,059	GCAT Trust, Class A1, Series 2021-NQM7, 1.91%, 8/25/66, Callable 12/25/31 @ 100(a)(b)	2,709,440
3,726,020	GS Mortgage Backed Securities Corp. Trust, Class A4, Series 2022-PJ2, 2.50%, 6/25/52, Callable 9/25/49 @ 100(a)(b)	2,966,989
2,820,000	GS Mortgage Securities Corp. Trust, Class A, Series 2022-SHIP, 3.58%(TSFR1M+73bps), 8/15/36	2,772,866
1,680,811	GS Mortgage-Backed Securities Trust, Class A2, Series 2021-PJ6, 2.50%, 11/25/51, Callable 3/25/45 @ 100(a)(b)	1,404,911
1,066,368	Homeward Opportunities Fund Trust, Class A1, Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25 @ 100(a)(b)	1,036,704
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,483,521
270,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2022-OPO, 3.56%, 1/5/39(a)(b)	213,102
2,428,203	J.P. Morgan Mortgage Trust, Class A3B, Series 2022-INV3, 3.00%, 9/25/52, Callable 3/25/46 @ 100(a)(b)	2,000,384
585,836	JP Morgan Chase Commercial Mortgage Securities Corp., Class A, Series 2021-MHC, 3.62%(US0001M+80bps), 4/15/38(a)	566,439
3,660,000	JP Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2021-NYAH, 3.58%(US0001M+76bps), 6/15/38	3,550,618
98,435	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 3.44%(US0001M+100bps), 6/25/50, Callable 12/25/25 @ 100(a)	97,277
430,983	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 3.44%(US0001M+100bps), 5/25/50, Callable 1/25/31 @ 100(a)	414,305
110,009	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 3.29%(US0001M+85bps), 2/25/50, Callable 11/25/33 @ 100(a)	105,573
478,726	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 3.98%(US0001M+90bps), 2/25/50, Callable 4/25/41 @ 100(a)	462,444
147,116	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 11/25/33 @ 100(a)(b)	143,268
177,850	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 3.98%(US0001M+90bps), 2/25/50, Callable 1/25/33 @ 100(a)	169,397

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$700,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 4/15/27 @ 100	$657,889
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 3.62%(US0001M+80bps), 5/15/36(a)	2,855,860
1,000,000	LCM XVIII, LP, Class A1R, Series 18A, 3.73%(US0003M+102bps), 4/20/31, Callable 10/20/22 @ 100(a)	980,022
1,503,944	Life Mortgage Trust, Class A, Series 2021-BMR, 3.52%(US0001M+70bps), 3/15/38(a)	1,445,407
1,875,000	LoanCore Issuer, Ltd., Class A, Series 2021-CRE6, 4.12%(US0001M+130bps), 11/15/38, Callable 11/15/23 @ 100(a)	1,833,022
1,120,000	Madison Park Funding LXII, Ltd., Class A1, Series 2022-62A, 4.76%(TSFR3M+225bps), 7/17/33, Callable 7/17/23 @ 100(a)	1,117,790
1,000,000	Madison Park Funding XVII, Ltd., Class ARR, Series 2015-18A, 3.67%(US0003M+94bps), 10/21/30, Callable 10/21/22 @ 100(a)	979,918
1,000,000	Madison Park Funding XXXV, Ltd., Class A1R, Series 2019-35A, 3.70%(US0003M+99bps), 4/20/32, Callable 10/20/22 @ 100(a)	974,129
3,023,386	Mello Mortgage Capital Acceptance, Class A3, Series 2022-INV2, 3.00%, 4/25/52, Callable 8/25/48 @ 100(a)(b)	2,487,680
630,000	MF1, Class A, Series 2021-W10, 3.92%(SOFR30A+107bps), 12/15/24(a)	605,597
3,570,000	MHP, Class A, Series 2021-STOR, 3.52%(US0001M+70bps), 7/15/38(a)	3,410,544
1,165,881	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48, Callable 8/15/25 @ 100	1,118,423
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26 @ 100	1,421,478
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 3.77%(US0001M+95bps), 12/15/36(a)	1,513,365
2,545,000	MTN Commercial Mortgage Trust, Class A, Series 2022-LPFL, 4.24%(TSFR1M+140bps), 3/15/39(a)	2,472,806
1,531,929	OBX Trust, Class A1, Series 2022-INV3, 3.00%, 2/25/52, Callable 11/25/40 @ 100(a)(b)	1,260,491
1,905,000	Octagon 66, Ltd., Class A, Series 2022-1A, 4.59%(TSFR3M+194bps), 8/16/33, Callable 8/16/23 @ 100(a)	1,869,205
360,000	Octagon Investment Partners 30, Ltd., Class A1R, Series 2017-1A, 3.71%(US0003M+100bps), 3/17/30, Callable 10/20/22 @ 100(a)	353,632

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,000,000	Octagon Investment Partners XVI, Ltd., Class A1R, Series 2013-1A, 3.76%(US0003M+102bps), 7/17/30, Callable 10/17/22 @ 100(a)	$975,790
1,200,000	Octagon Investment Partners XVII, Ltd., Class A2R2, Series 2013-1A, 3.88%(US0003M+110bps), 1/25/31, Callable 10/25/22 @ 100(a)	1,163,557
2,619,266	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30, Callable 10/15/23 @ 100(a)(b)	2,638,746
1,510,000	One New York Plaza Trust, Class A, Series 2020-1NYP, 3.77%(US0001M+95bps), 1/15/26(a)	1,466,851
2,319,272	PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%, 11/25/56, Callable 8/25/34 @ 100(a)(b)	1,895,356
1,250,000	RR 3, Ltd., Class A1R2, Series 2018-3A, 3.60%(US0003M+109bps), 1/15/30, Callable 10/15/22 @ 100(a)	1,224,125
1,548,286	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58, Callable 9/25/32 @ 100	1,492,371
613,951	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 12/25/28 @ 100	589,329
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48, Callable 7/10/26 @ 100	114,803
878,930	SG Residential Mortgage Trust, Class A1, Series 2022-2, 5.35%, 9/25/67, Callable 8/25/25 @ 100(a)(b)	860,593
1,000,000	Signal Peak CLO 5, Ltd., Class A, Series 2018-5A, 3.89%(US0003M+111bps), 4/25/31, Callable 10/25/22 @ 100(a)	976,259
1,000,000	Signal Peak CLO 8, Ltd., Class A, Series 2020-8A, 3.98%(US0003M+127bps), 4/20/33, Callable 10/20/22 @ 100(a)	972,833
2,300,000	Taubman Centers Commercial Mortgage Trust, Class A, Series 2022-DPM, 5.03%(TSFR1M+219bps), 5/15/37(a)	2,257,825
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 3.69%(US0001M+75bps), 11/11/34(a)	382,781
2,825,817	Verus Securitization Trust, Class A1, Series 2022-3, 4.13%, 2/25/67, Callable 3/25/25 @ 100(a)	2,578,105
1,000,000	Voya CLO, Ltd., Class A1R, Series 2017-3A, 3.75%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	951,829
725,000	Voya CLO, Ltd., Class AR, Series 2019-1A, 3.57%(US0003M+106bps), 4/15/31, Callable 10/15/22 @ 100(a)	703,213

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25 @ 100	$744,064
8,807,049	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 0.97%, 12/15/59, Callable 9/15/26 @ 100(b)	243,075
1,015,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable 11/15/25 @ 100	969,786
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable 4/15/25 @ 100	1,196,933
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51, Callable 8/15/28 @ 100	888,415
1,500,000	Whitebox CLO III, Ltd., Class A1, Series 2021-3A, 3.73%(US0003M+122bps), 10/15/34, Callable 10/15/23 @ 100(a)	1,437,261
Total Collateralized Mortgage Obligations (Cost $181,478,191)		170,477,312

Corporate Bonds (25.1%):
Aerospace & Defense (1.1%):
3,133,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	3,036,557
647,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	615,291
216,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	184,477
796,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	745,483
1,249,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,178,513
1,192,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	1,075,780
1,518,000	Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100	1,238,406
1,315,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,246,361
1,383,000	L3Harris Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,299,801
305,000	Lockheed Martin Corp., 3.90%, 6/15/32, Callable 3/15/32 @ 100	281,375
391,000	Lockheed Martin Corp., Series B, 6.15%, 9/1/36	414,201
1,051,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	839,977
1,000,000	Lockheed Martin Corp., 4.09%, 9/15/52, Callable 3/15/52 @ 100	821,368
214,000	Northrop Grumman Corp., 4.75%, 6/1/43	188,573
217,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	167,127
1,655,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	1,313,153

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$115,000	Raytheon Technologies Corp., 7.00%, 11/1/28	$121,849
2,427,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	2,268,650
563,000	Raytheon Technologies Corp., 2.38%, 3/15/32, Callable 12/15/31 @ 100	442,038
168,000	Raytheon Technologies Corp., 4.50%, 6/1/42	144,775
415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	332,248
709,000	Raytheon Technologies Corp., 4.35%, 4/15/47, Callable 10/15/46 @ 100	590,409
1,426,000	Raytheon Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	1,232,945
405,000	Raytheon Technologies Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100	253,310
875,000	Raytheon Technologies Corp., 3.03%, 3/15/52, Callable 9/15/51 @ 100	575,685
264,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	242,995
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	979,865

		21,831,212

Air Freight & Logistics (0.1%):
620,000	FedEx Corp., 0.45%, 5/4/29, Callable 2/4/29 @ 100	466,682
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	663,427

		1,130,109

Airlines (0.3%):
801,857	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 3/22/25	769,283
296,286	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.25%, 7/15/25	280,731
63,406	American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 8/15/26	57,066
458,859	American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 3/22/29	406,916
201,082	American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	174,986
398,038	American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 4/15/30	343,515
159,224	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, 8/15/30	139,314
635,355	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	533,294
420,000	Delta Airlines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	404,843
122,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 11/1/22 @ 100	121,840

Principal Amount		Value
Corporate Bonds, continued
Airlines, continued
$6,146	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 4/7/27	$5,347
234,123	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, 9/1/27	212,527
1,064,196	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	1,018,968
10,648	United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 6/1/29	9,469
358,229	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 11/1/29	295,153
42,698	United Airlines Pass Through Trust, Series 2016-2, Class AA, 3.10%, 1/7/30	37,212
171,477	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.88%, 4/7/30	145,772
202,278	United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 9/1/31	175,333
324,747	United Airlines Pass Through Trust, Series 2016-1, Class AA, 4.15%, 2/25/33	294,242
459,576	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/1/33	381,348

		5,807,159

Automobiles (0.0%†):
100,000	General Motors Co., 5.40%, 10/15/29, Callable 8/15/29 @ 100	92,408

Banks (4.8%):
418,000	Bank of America Corp., 3.55% (US0003M+78 bps), 3/5/24, Callable 3/5/23 @ 100	414,875
504,000	Bank of America Corp., 0.98% (SOFR+69 bps), 4/22/25, Callable 4/22/24 @ 100	468,146
77,000	Bank of America Corp., 0.98% (SOFR+91 bps), 9/25/25, Callable 9/25/24 @ 100, MTN	69,897
2,390,000	Bank of America Corp., 3.38% (SOFR+133 bps), 4/2/26, Callable 4/2/25 @ 100, MTN	2,253,259
6,244,000	Bank of America Corp., 1.32% (SOFR+115 bps), 6/19/26, Callable 6/19/25 @ 100, MTN	5,524,972
6,920,000	Bank of America Corp., 1.20% (SOFR+101 bps), 10/24/26, Callable 10/24/25 @ 100, MTN	6,025,576
6,098,000	Bank of America Corp., 3.56% (US0003M+106 bps), 4/23/27, Callable 4/23/26 @ 100, MTN	5,620,832
1,447,000	Bank of America Corp., 1.73% (SOFR+96 bps), 7/22/27, Callable 7/22/26 @ 100	1,239,253
2,767,000	Bank of America Corp., 3.82% (US0003M+158 bps), 1/20/28, Callable 1/20/27 @ 100, MTN	2,545,825
1,925,000	Bank of America Corp., 2.55% (SOFR+105 bps), 2/4/28, Callable 2/4/27 @ 100	1,677,693

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$3,800,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	$3,356,228
821,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	741,012
1,535,000	Bank of America Corp., 4.27% (US0003M+131 bps), 7/23/29, Callable 7/23/28 @ 100	1,395,780
938,000	Bank of America Corp., 3.97% (US0003M+121 bps), 2/7/30, Callable 2/7/29 @ 100, MTN	836,893
1,510,000	Bank of America Corp., 3.19% (US0003M+118 bps), 7/23/30, Callable 7/23/29 @ 100, MTN	1,268,844
6,772,000	Bank of America Corp., 2.88% (US0003M+119 bps), 10/22/30, Callable 10/22/29 @ 100, MTN	5,551,645
472,000	Bank of America Corp., 2.50% (US0003M+99 bps), 2/13/31, Callable 2/13/30 @ 100, MTN	373,360
793,000	Bank of America Corp., 2.59% (SOFR+215 bps), 4/29/31, Callable 4/29/30 @ 100	627,814
295,000	Bank of America Corp., 1.90% (SOFR+153 bps), 7/23/31, Callable 7/23/30 @ 100	219,835
860,000	Bank of America Corp., 1.92% (SOFR+137 bps), 10/24/31, Callable 10/24/30 @ 100, MTN	633,979
1,197,000	Bank of America Corp., 2.57% (SOFR+121 bps), 10/20/32, Callable 10/20/31 @ 100	916,432
2,372,000	Bank of America Corp., 2.97% (SOFR+133 bps), 2/4/33, Callable 2/4/32 @ 100	1,853,497
3,200,000	Bank of America Corp., 4.57% (SOFR+183 bps), 4/27/33, Callable 4/27/32 @ 100	2,871,526
485,000	Bank of America Corp., 5.02% (SOFR+216 bps), 7/22/33, Callable 7/22/32 @ 100	450,985
591,000	Bank of America Corp., 5.87% (US0003M+293 bps), 12/31/99, Callable 3/15/28 @ 100	503,828
4,236,000	Citigroup, Inc., 3.29% (SOFR+153 bps), 3/17/26, Callable 3/17/25 @ 100	3,999,335
7,084,000	Citigroup, Inc., 3.07% (SOFR+128 bps), 2/24/28, Callable 2/24/27 @ 100	6,307,069
5,943,000	Citigroup, Inc., 3.98% (US0003M+134 bps), 3/20/30, Callable 3/20/29 @ 100	5,272,594
4,621,000	Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30, Callable 11/5/29 @ 100	3,802,297
479,000	Citigroup, Inc., 2.57% (SOFR+211 bps), 6/3/31, Callable 6/3/30 @ 100	377,410
405,000	Citigroup, Inc., 3.06% (SOFR+135 bps), 1/25/33, Callable 1/25/32 @ 100	319,809
412,000	Citigroup, Inc., 3.79% (SOFR+194 bps), 3/17/33, Callable 3/17/32 @ 100	345,111

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$1,620,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	$1,492,054
1,633,000	JPMorgan Chase & Co., 3.56% (US0003M+73 bps), 4/23/24, Callable 4/23/23 @ 100	1,613,038
1,038,000	JPMorgan Chase & Co., 1.56% (SOFR+61 bps), 12/10/25, Callable 12/10/24 @ 100	952,155
1,398,000	JPMorgan Chase & Co., 2.60% (SOFR+92 bps), 2/24/26, Callable 2/24/25 @ 100	1,297,796
956,000	JPMorgan Chase & Co., 2.00% (SOFR+159 bps), 3/13/26, Callable 3/13/25 @ 100	875,181
2,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	1,849
2,230,000	JPMorgan Chase & Co., 3.96% (US0003M+125 bps), 1/29/27, Callable 1/29/26 @ 100	2,107,406
515,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	444,634
4,797,000	JPMorgan Chase & Co., 3.78% (US0003M+134 bps), 2/1/28, Callable 2/1/27 @ 100	4,409,944
3,168,000	JPMorgan Chase & Co., 2.95% (SOFR+117 bps), 2/24/28, Callable 2/24/27 @ 100	2,801,608
2,224,000	JPMorgan Chase & Co., 2.18% (SOFR+189 bps), 6/1/28, Callable 6/1/27 @ 100	1,889,163
1,750,000	JPMorgan Chase & Co., 4.00% (US0003M+112 bps), 4/23/29, Callable 4/23/28 @ 100	1,580,994
1,318,000	JPMorgan Chase & Co., 3.70% (US0003M+116 bps), 5/6/30, Callable 5/6/29 @ 100	1,151,020
370,000	JPMorgan Chase & Co., 2.55% (SOFR+118 bps), 11/8/32, Callable 11/8/31 @ 100	280,483
1,797,000	JPMorgan Chase & Co., 2.96% (SOFR+126 bps), 1/25/33, Callable 1/25/32 @ 100	1,414,509
1,621,000	JPMorgan Chase & Co., 4.91% (SOFR+208 bps), 7/25/33, Callable 7/25/32 @ 100	1,499,783
990,000	JPMorgan Chase & Co., 5.72% (SOFR+258 bps), 9/14/33, Callable 9/14/32 @ 100	935,861
138,000	JPMorgan Chase & Co., 3.90% (US0003M+122 bps), 1/23/49, Callable 1/23/48 @ 100	102,471
105,000	Synovus Financial Corp., 3.13%, 11/1/22	104,860
1,039,000	Wells Fargo & Co., 2.16% (US0003M+75 bps), 2/11/26, Callable 2/11/25 @ 100, MTN	956,300
1,386,000	Wells Fargo & Co., 4.54% (SOFR+156 bps), 8/15/26, Callable 8/15/25 @ 100, MTN	1,340,979
2,018,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	1,828,651

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$798,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	$721,430
1,500,000	Wells Fargo & Co., 4.90% (SOFR+210 bps), 7/25/33, Callable 7/25/32 @ 100	1,382,943

		99,050,723

Beverages (0.2%):
3,623,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	3,223,379
108,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48, Callable 10/15/47 @ 100	90,188

		3,313,567

Biotechnology (0.4%):
2,680,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	2,384,860
1,789,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	1,590,629
403,000	AbbVie, Inc., 4.63%, 10/1/42, Callable 4/1/42 @ 100	337,966
527,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	428,097
612,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	509,884
209,000	Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51 @ 100	164,013
400,000	Amgen, Inc., 4.88%, 3/1/53, Callable 9/1/52 @ 100	347,077
1,013,000	Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @ 100	652,144
1,178,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	1,025,569
223,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	194,073

		7,634,312

Capital Markets (2.9%):
536,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	510,031
772,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	704,895
704,000	Ares Capital Corp., 2.15%, 7/15/26, Callable 6/15/26 @ 100	588,960
215,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	189,738
1,435,000	Charles Schwab Corp. (The), Series E, 6.40% (US0003M+332 bps), 12/29/49, Callable 12/1/22 @ 100	1,420,650
1,291,000	FactSet Research Systems, 3.45%, 3/1/32, Callable 12/1/31 @ 100	1,054,654
2,059,000	Goldman Sachs Group, Inc., 3.62% (SOFR+185 bps), 3/15/28, Callable 3/15/27 @ 100	1,874,942
730,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR+61 bps), 2/12/26, Callable 2/12/25 @ 100	652,100
1,234,000	Goldman Sachs Group, Inc. (The), 4.08% (US0003M+117 bps), 5/15/26, Callable 5/15/25 @ 100	1,222,841

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$12,788,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	$10,184,529
1,580,000	Goldman Sachs Group, Inc. The, 0.66% (SOFR+51 bps), 9/10/24, Callable 9/10/23 @ 100	1,504,059
10,983,000	Goldman Sachs Group, Inc. The, 2.64% (SOFR+111 bps), 2/24/28, Callable 2/24/27 @ 100	9,590,762
331,000	Goldman Sachs Group, Inc. The, 2.62% (SOFR+128 bps), 4/22/32, Callable 4/22/31 @ 100	257,129
992,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	793,449
205,000	Moody S Corp., 3.75%, 2/25/52, Callable 8/25/51 @ 100	151,126
640,000	Moody’s Corp., 4.25%, 8/8/32, Callable 5/8/32 @ 100	579,790
683,000	Moody’s Corp., 3.10%, 11/29/61, Callable 5/29/61 @ 100	411,222
520,000	Morgan Stanley, 0.73% (SOFR+62 bps), 4/5/24, Callable 4/5/23 @ 100	506,347
229,000	Morgan Stanley, 3.62% (SOFRRATE+116 bps), 4/17/25, Callable 4/17/24 @ 100	221,687
1,733,000	Morgan Stanley, 3.63%, 1/20/27	1,612,687
9,921,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	8,566,853
4,092,000	Morgan Stanley, 3.59% (US0003M+134 bps), 7/22/28, Callable 7/22/27 @ 100	3,690,812
1,102,000	Morgan Stanley, 3.77% (US0003M+114 bps), 1/24/29, Callable 1/24/28 @ 100	992,180
1,564,000	Morgan Stanley, Series G, 4.43% (US0003M+163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN	1,437,960
6,959,000	Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31, Callable 1/22/30 @ 100, MTN	5,631,313
884,000	Morgan Stanley, 1.79% (SOFR+1 bps), 2/13/32, Callable 2/13/31 @ 100, MTN	645,658
210,000	Morgan Stanley, 1.93% (SOFR+102 bps), 4/28/32, Callable 4/28/31 @ 100, MTN	154,046
478,000	Morgan Stanley, 2.24% (SOFR+118 bps), 7/21/32, Callable 7/21/31 @ 100, MTN	358,769
611,000	Morgan Stanley, 2.51% (SOFR+120 bps), 10/20/32, Callable 10/20/31 @ 100, MTN	467,932
806,000	Morgan Stanley, 2.94% (SOFR+129 bps), 1/21/33, Callable 1/21/32 @ 100	636,239
1,117,000	Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33, Callable 7/20/32 @ 100	1,039,026
162,000	S P Global, Inc., 3.90%, 3/1/62, Callable 9/1/61 @ 100(a)	121,826
196,000	State Street Corp., 2.90% (SOFR+3 bps), 3/30/26, Callable 3/30/25 @ 100	184,927

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$75,000	State Street Corp., 4.16% (SOFR+173 bps), 8/4/33, Callable 8/4/32 @ 100	$67,718
661,000	State Street Corp., Series F, 6.89% (US0003M+360 bps), Callable 12/15/22 @ 100	654,390
1,415,000	State Street Corp., Series H, 5.62% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100^	1,301,800

		59,983,047

Chemicals (0.2%):
570,000	Air Products and Chemicals, Inc., 2.80%, 5/15/50, Callable 11/15/49 @ 100	380,011
187,000	Dow Chemical Co. (The), 5.55%, 11/30/48, Callable 5/30/48 @ 100	169,358
3,116,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	3,096,241
525,000	Ecolab, Inc., 2.75%, 8/18/55, Callable 2/18/55 @ 100	323,715
663,000	LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100	474,896
353,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47, Callable 12/1/46 @ 100	287,143
493,000	Westlake Chemical Corp., 3.38%, 8/15/61, Callable 2/15/61 @ 100	287,856

		5,019,220

Commercial Services & Supplies (0.0%†):
640,000	Republic Services, Inc., 2.38%, 3/15/33, Callable 12/15/32 @ 100	490,071
107,000	Waste Management, Inc., 2.95%, 6/1/41, Callable 12/1/40 @ 100	76,839

		566,910

Communications Equipment (0.3%):
1,085,000	Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	1,020,860
1,662,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,526,810
756,000	Motorola Solutions, Inc., 2.30%, 11/15/30, Callable 8/15/30 @ 100	567,458
1,822,000	Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,387,825
1,115,000	Motorola Solutions, Inc., 5.60%, 6/1/32, Callable 3/1/32 @ 100	1,056,596
27,000	Motorola Solutions, Inc., 5.50%, 9/1/44	23,198

		5,582,747

Consumer Finance (0.4%):
740,000	American Honda Finance Corp., 1.38%, 11/10/22	724,685
1,731,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	1,450,400
582,000	Capital One Financial Corp., 5.25% (SOFR+260 bps), 7/26/30, Callable 7/26/29 @ 100	541,176
304,000	Capital One Financial Corp., 5.27% (SOFR+237 bps), 5/10/33, Callable 5/10/32 @ 100	279,888
2,321,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100	2,244,757

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$1,317,000	General Motors Financial Co., Inc., 3.10%, 1/12/32, Callable 10/12/31 @ 100	$990,399
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	2,046,832

		8,278,137

Consumer Staple Products (0.0%†):
562,000	BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28 @ 100	447,199

Containers & Packaging (0.1%):
1,876,000	Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,467,006
349,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	290,976

		1,757,982

Diversified Consumer Services (0.0%†):
145,000	California Institute of Technology, 4.32%, 8/1/45	125,616
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	306,300

		431,916

Diversified Financial Services (0.2%):
3,284,000	Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	2,839,435
1,032,000	Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100^(a)	783,895
536,000	Glencore Funding LLC, 2.85%, 4/27/31, Callable 1/27/31 @ 100(a)	412,186
654,000	Glencore Funding LLC, 2.63%, 9/23/31, Callable 6/23/31 @ 100(a)	487,308
331,000	Glencore Funding LLC, 3.38%, 9/23/51, Callable 3/23/51 @ 100(a)	199,039

		4,721,863

Diversified Telecommunication Services (1.5%):
2,000,000	AT&T, Inc., 4.40%, 11/27/22(a)(c)	1,985,934
435,000	AT&T, Inc., 1.65%, 2/1/28, Callable 12/1/27 @ 100	357,850
375,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	349,534
1,173,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,088,645
2,753,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	2,508,666
2,600,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	1,923,607
935,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	808,527
490,000	AT&T, Inc., 2.60%, 5/19/38, Callable 11/19/37 @ 100	371,388
406,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	313,723
1,116,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	935,681
602,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	478,311
786,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	532,094
859,000	AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @ 100	554,614
190,000	AT&T, Inc., 3.85%, 6/1/60, Callable 12/1/59 @ 100	128,337
849,000	AT&T, Inc., 3.50%, 2/1/61, Callable 8/1/60 @ 100	529,784

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$3,288,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	$2,766,013
807,000	Verizon Communications, Inc., 4.33%, 9/21/28	758,095
3,102,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	2,811,892
5,577,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	4,739,005
466,000	Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	349,347
1,836,000	Verizon Communications, Inc., 1.68%, 10/30/30, Callable 7/30/30 @ 100	1,369,243
2,604,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	2,081,333
1,318,000	Verizon Communications, Inc., 2.36%, 3/15/32, Callable 12/15/31 @ 100	1,002,973
3,139,000	Verizon Communications, Inc., 2.65%, 11/20/40, Callable 5/20/40 @ 100	2,057,285
760,000	Verizon Communications, Inc., 2.88%, 11/20/50, Callable 5/20/50 @ 100	465,761
1,224,000	Verizon Communications, Inc., 3.00%, 11/20/60, Callable 5/20/60 @ 100	709,155

		31,976,797

Electric Utilities (1.8%):
527,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	366,458
1,185,000	AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50 @ 100	820,532
221,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	167,043
565,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	386,574
1,044,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	742,043
819,000	American Transmission Systems, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	651,293
612,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	449,458
1,216,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	946,737
335,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	227,948
750,000	Commonwealth Edison Co., 3.13%, 3/15/51, Callable 9/15/50 @ 100	512,182
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	96,678
1,088,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	882,527
65,000	DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100	49,002
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	89,778

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$718,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	$559,407
259,000	Duke Energy Carolinas LLC, 3.45%, 4/15/51, Callable 10/15/50 @ 100	185,203
2,310,000	Duke Energy Corp., 4.30%, 3/15/28, Callable 2/15/28 @ 100	2,176,468
2,718,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	2,295,911
955,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	731,944
397,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	276,216
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	507,317
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	86,450
337,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	270,661
315,000	Duke Energy Progress LLC, 2.90%, 8/15/51, Callable 2/15/51 @ 100	205,063
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	217,018
471,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	376,916
719,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	587,061
258,000	Edison International, 4.95%, 4/15/25, Callable 3/15/25 @ 100	252,788
258,000	Entergy Arkansas LLC, 3.35%, 6/15/52, Callable 12/15/51 @ 100	176,142
754,000	Entergy Louisiana LLC, 1.60%, 12/15/30, Callable 9/15/30 @ 100	563,931
386,000	Entergy Louisiana LLC, 2.35%, 6/15/32, Callable 3/15/32 @ 100	298,647
511,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	326,146
180,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(a)	161,683
382,000	Exelon Corp., 5.63%, 6/15/35	372,674
898,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	751,552
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	176,380
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	413,382
505,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	488,077
637,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	500,118
817,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	636,600
783,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	626,620
449,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	363,462
1,120,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	788,372
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	608,913
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,509,678
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	273,759

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	$470,731
1,070,000	Northern States Power Co., 2.60%, 6/1/51, Callable 12/1/50 @ 100	673,492
174,000	Northern States Power Co., 3.20%, 4/1/52, Callable 10/1/51 @ 100	121,786
2,318,000	NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	2,013,763
362,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	279,677
716,000	Ohio Power Co., 2.90%, 10/1/51, Callable 4/1/51 @ 100	448,992
1,406,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	1,304,273
10,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	10,340
355,000	Oncor Electric Delivery Co. LLC, 4.55%, 9/15/32, Callable 6/15/32 @ 100(a)	341,063
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	215,249
383,000	Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48, Callable 5/15/48 @ 100	320,560
614,000	PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50 @ 100	421,553
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	492,280
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	183,915
2,204,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	2,113,638
869,000	Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	597,431
215,000	Tampa Electric Co., 4.20%, 5/15/45, Callable 11/15/44 @ 100	168,302
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	2,523
540,000	Tampa Electric Co., 3.63%, 6/15/50, Callable 12/15/49 @ 100	395,566
381,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	378,742
451,000	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43, Callable 2/15/43 @ 100	385,708
715,000	Virginia Electric and Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100	571,020
2,301,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	1,961,603

		38,025,019

Electronic Equipment, Instruments & Components (0.0%†):
198,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	146,864

Entertainment (0.0%†):
892,000	Electronic Arts, Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	684,901

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (1.0%):
$906,000	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34, Callable 12/15/33 @ 100	$699,654
91,000	American Tower Corp., 2.95%, 1/15/25, Callable 12/15/24 @ 100	86,356
810,000	American Tower Corp., 0.40%, 2/15/27, Callable 12/15/26 @ 100	665,090
600,000	American Tower Corp., 3.65%, 3/15/27, Callable 2/15/27 @ 100	548,661
1,429,000	American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	1,147,546
1,429,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	1,257,230
1,738,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	1,331,577
682,000	American Tower Corp., 2.30%, 9/15/31, Callable 6/15/31 @ 100	510,133
232,000	Crown Castle International Corp., 3.15%, 7/15/23, Callable 6/15/23 @ 100	228,962
430,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	404,166
592,000	Crown Castle International Corp., 2.90%, 3/15/27, Callable 2/15/27 @ 100	523,160
829,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	696,237
1,155,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	882,398
2,744,000	Crown Castle International Corp., 2.50%, 7/15/31, Callable 4/15/31 @ 100	2,113,456
342,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	294,969
362,000	Duke Realty LP, 4.00%, 9/15/28, Callable 6/15/28 @ 100	338,843
1,136,000	Duke Realty LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100	869,649
2,070,000	Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28 @ 100	1,696,280
2,731,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100	2,304,158
2,511,000	Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32 @ 100	2,130,041
329,000	Invitation Homes Operating Partnership LP, 2.30%, 11/15/28, Callable 9/15/28 @ 100	263,300
593,000	National Retail Properties, Inc., 3.10%, 4/15/50, Callable 10/15/49 @ 100	368,669
801,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	537,581
402,000	National Retail Properties, Inc., 3.00%, 4/15/52, Callable 10/15/51 @ 100	240,987
611,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	523,169

		20,662,272

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (REITs) (0.0%†):
$486,000	Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	$341,587
265,000	Kimco Realty Corp., 4.60%, 2/1/33, Callable 11/1/32 @ 100	238,514

		580,101

Financial Services (0.0%†):
295,000	Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @ 100	225,332
281,000	GE Capital Funding LLC, 4.55%, 5/15/32, Callable 2/15/32 @ 100	260,507

		485,839

Financials (0.1%):
1,578,000	Blackstone Private Credit Fund, 3.25%, 3/15/27, Callable 2/15/27 @ 100	1,307,016
1,152,000	Blackstone Private Credit Fund, 4.00%, 1/15/29, Callable 11/15/28 @ 100	923,377

		2,230,393

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	372,967

Gas Utilities (0.0%†):
262,000	Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	209,164
461,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	406,065
500,000	Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31, Callable 12/15/30 @ 100	395,205

		1,010,434

Health Care (0.2%):
965,000	BHSH System Obligated Group, Series 2019-A, 3.49%, 7/15/49, Callable 1/15/49 @ 100	727,569
610,000	City of Hope, Series 2013, 5.62%, 11/15/43	606,262
197,000	Hoag Memorial Hospital Presbyterian, 3.80%, 7/15/52, Callable 1/15/52 @ 100	154,468
410,000	Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	310,919
462,000	Nationwide Children’s Hospital, Inc., 4.56%, 11/1/52, Callable 5/1/52 @ 100	409,613
430,000	Presbyterian Healthcare Services, 4.88%, 8/1/52, Callable 2/1/52 @ 100	408,017
520,000	Queen’s Health Systems (The), 4.81%, 7/1/52, Callable 1/1/52 @ 100	478,803
300,000	Seattle Children’s Hospital, Series 2021, 2.72%, 10/1/50, Callable 10/1/49 @ 100	189,458

		3,285,109

Principal Amount		Value
Corporate Bonds, continued
Health Care Equipment & Supplies (0.1%):
$525,000	Becton Dickinson & Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	$509,895
510,000	Becton Dickinson & Co., 0.03%, 8/13/25, Callable 7/13/25 @ 100	454,198
333,000	Boston Scientific Corp., 2.65%, 6/1/30, Callable 3/1/30 @ 100	277,488
100,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	61,975

		1,303,556

Health Care Providers & Services (1.4%):
275,000	AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51 @ 100	177,520
448,000	Anthem, Inc., 4.55%, 3/1/48, Callable 9/1/47 @ 100	380,280
2,140,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	2,074,501
1,520,000	Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	1,397,172
350,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	278,402
825,000	CommonSpirit Health, 3.82%, 10/1/49, Callable 4/1/49 @ 100	616,794
498,000	CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24 @ 100	496,590
1,470,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	1,377,652
3,000	CVS Health Corp., 3.75%, 4/1/30, Callable 1/1/30 @ 100	2,682
1,817,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	1,597,768
1,240,000	Duke University Health, 3.92%, 6/1/47, Callable 12/1/46 @ 100	996,643
6,730,000	HCA, Inc., 5.25%, 4/15/25	6,586,988
2,570,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	2,480,050
3,253,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	2,691,857
2,153,000	HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @ 100(a)	1,740,164
2,871,000	HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100	1,775,157
1,088,000	HCA, Inc., 4.63%, 3/15/52, Callable 9/15/51 @ 100(a)	822,159
1,361,000	Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @ 100	1,147,090
221,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	195,869
957,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	794,273
530,000	UnitedHealth Group, Inc., 3.75%, 10/15/47, Callable 4/15/47 @ 100	408,511
427,000	UnitedHealth Group, Inc., 4.25%, 6/15/48, Callable 12/15/47 @ 100	355,371

		28,393,493

Hotels, Restaurants & Leisure (0.1%):
236,000	Marriott International, Inc., 4.63%, 6/15/30, Callable 3/15/30 @ 100	213,110
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,149,072

		1,362,182

Industrial Conglomerates (0.0%†):
785,000	3M Co., Series E, 0.95%, 5/15/23	764,062

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$242,000	General Electric Co., Series A, 6.75%, 3/15/32	$260,713

		1,024,775

Industrial Products (0.0%†):
390,000	Eaton Corp., 4.70%, 8/23/52, Callable 2/23/52 @ 100	339,126

Industrial Services (0.0%†):
460,000	Burlington Northern Santa Fe LLC, 4.45%, 1/15/53, Callable 7/15/52 @ 100	397,131

Insurance (0.3%):
1,013,000	American International Group, Inc., 4.80%, 7/10/45, Callable 1/10/45 @ 100	872,379
330,000	American International Group, Inc., 4.38%, 6/30/50, Callable 12/30/49 @ 100	266,328
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	540,979
2,912,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	2,391,926
171,000	Aon Corp. / Aon Global Holdings plc, 3.90%, 2/28/52, Callable 8/28/51 @ 100	127,132
103,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	81,962
480,000	Marsh & McLennan Cos., Inc., 1.35%, 9/21/26, Callable 6/21/26 @ 100	427,998
433,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	411,516
833,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	658,083
843,000	Marsh McLennan Cos., Inc., 2.38%, 12/15/31, Callable 9/15/31 @ 100	663,135
404,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	356,882

		6,798,320

Interactive Media & Services (0.0%†):
275,000	Meta Platforms, Inc., 4.45%, 8/15/52, Callable 2/15/52 @ 100(a)	225,443

IT Services (0.4%):
393,000	Fidelity National Information Services, Inc., 3.10%, 3/1/41, Callable 9/1/40 @ 100	259,037
789,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	688,717
935,000	Global Payments, Inc., 4.95%, 8/15/27, Callable 7/15/27 @ 100	890,115
2,345,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	1,957,665
1,898,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	1,511,419
570,000	Global Payments, Inc., 5.95%, 8/15/52, Callable 2/15/52 @ 100	502,845
175,000	International Business Machines Corp., 4.25%, 5/15/49	137,703
431,000	International Business Machines Corp., 3.43%, 2/9/52, Callable 8/9/51 @ 100	294,443

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 11/10/22 @ 100	$1,689,757

		7,931,701

Life Sciences Tools & Services (0.1%):
1,402,000	Agilent Technologies, Inc., 2.30%, 3/12/31, Callable 12/12/30 @ 100	1,098,447
1,120,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31, Callable 7/15/31 @ 100	880,449

		1,978,896

Materials (0.2%):
3,556,000	Glencore Funding LLC, 4.13%, 3/12/24, Callable 2/12/24 @ 100(a)	3,492,077

Media (0.4%):
2,976,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.95%, 6/30/62, Callable 12/30/61 @ 100	1,749,947
3,978,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	3,316,602
937,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	651,501
850,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	647,436
1,944,000	Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56 @ 100	1,151,441
799,000	Cox Communications, Inc., 3.60%, 6/15/51, Callable 12/15/50 @ 100(a)	535,407
1,153,000	Discovery Communications LLC, 1.90%, 3/19/27, Callable 12/19/26 @ 100^	960,455
301,000	NBCUniversal Media LLC, 4.45%, 1/15/43	249,867

		9,262,656

Metals & Mining (0.1%):
1,380,000	Nucor Corp., 4.30%, 5/23/27, Callable 4/23/27 @ 100	1,322,188

Multi-Utilities (0.2%):
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	4,108
762,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	531,046
245,000	Ameren Illinois Co., 2.90%, 6/15/51, Callable 12/15/50 @ 100	159,836
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	142,098
695,000	CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51, Callable 10/1/50 @ 100	503,839
1,542,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30, Callable 7/1/30 @ 100	1,181,616
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	282,142
430,000	Consumers Energy Co., 4.05%, 5/15/48, Callable 11/15/47 @ 100	351,550
531,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	408,293
778,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	528,769
180,000	Consumers Energy Co., 3.50%, 8/1/51, Callable 2/1/51 @ 100	133,155

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Multi-Utilities, continued
$318,000	Consumers Energy Co., 2.65%, 8/15/52, Callable 2/15/52 @ 100	$196,936

		4,423,388

Oil, Gas & Consumable Fuels (2.5%):
1,695,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,314,142
672,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	531,160
4,397,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100	4,259,594
1,380,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	1,197,150
196,000	Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100	144,659
469,000	Devon Energy Corp., 8.25%, 8/1/23, Callable 6/1/23 @ 100	480,082
338,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/24/22 @ 102.63	337,722
78,000	Devon Energy Corp., 5.88%, 6/15/28, Callable 6/15/23 @ 102.94	77,423
3,600,000	Devon Energy Corp., 4.50%, 1/15/30, Callable 1/15/25 @ 102.25	3,264,923
619,000	Devon Energy Corp., 4.75%, 5/15/42, Callable 11/15/41 @ 100	503,246
4,555,000	Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	4,213,375
5,131,000	Diamondback Energy, Inc., 3.50%, 12/1/29, Callable 9/1/29 @ 100	4,444,729
1,586,000	Diamondback Energy, Inc., 4.40%, 3/24/51, Callable 9/24/50 @ 100	1,176,584
1,833,000	Diamondback Energy, Inc., 4.25%, 3/15/52, Callable 9/15/51 @ 100	1,341,327
711,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	693,215
1,007,000	Energy Transfer LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	1,010,158
1,064,000	Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100	1,064,536
270,000	Energy Transfer LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	251,836
2,400,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,238,833
1,725,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	1,623,411
236,000	Energy Transfer LP, 8.25%, 11/15/29, Callable 8/15/29 @ 100	255,770
1,500,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	1,165,590
266,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	262,192
269,000	Energy Transfer Operating LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	257,845
670,000	Energy Transfer Partners LP, 3.60%, 2/1/23, Callable 11/14/22 @ 100	668,521
675,000	Energy Transfer, LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	604,319

Principal Amount		Value

Corporate Bonds, continued

Oil, Gas & Consumable Fuels, continued
$515,000	Enterprise Products Operating LLC, 4.20%, 1/31/50, Callable 7/31/49 @ 100	$393,255
221,000	Enterprise Products Operating LLC, 3.20%, 2/15/52, Callable 8/15/51 @ 100	140,310
701,000	Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	453,469
240,000	EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100	236,492
1,090,000	Exxon Mobil Corp., 1.41%, 6/26/39, Callable 12/26/38 @ 100	701,727
228,000	Kinder Morgan Energy Partners LP, SERIES MTN, 6.95%, 1/15/38, MTN	226,724
37,000	Kinder Morgan Energy Partners LP, 7.50%, 11/15/40	38,642
639,000	Kinder Morgan, Inc., 3.60%, 2/15/51, Callable 8/15/50 @ 100	421,525
675,000	Kinder Morgan, Inc., Series MTN, 5.45%, 8/1/52, Callable 2/1/52 @ 100	582,430
1,313,000	NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a)	1,026,267
1,292,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	1,214,480
770,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	593,359
2,523,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	2,347,568
1,255,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,206,369
720,000	Targa Resources Corp., 4.95%, 4/15/52, Callable 10/15/51 @ 100	556,924
470,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5	434,750
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22(a)	219,872
1,373,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,231,537
1,119,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	835,450
2,610,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	2,766,751
2,198,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,022,037
255,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100	186,985
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	257,458
105,000	Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable 2/15/52 @ 100	91,513

		51,568,236

Power (0.1%):
1,783,000	Texas Electric Market Stabilization Funding N LLC, 4.26%, 8/1/36(a)	1,714,087

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Professional Services (0.4%):
$2,555,000	Leidos, Inc., 4.38%, 5/15/30, Callable 2/15/30 @ 100	$2,229,237
3,657,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	3,633,544
1,797,000	RELX Capital, Inc., 3.00%, 5/22/30, Callable 2/22/30 @ 100	1,520,095

		7,382,876

Real Estate Management & Development (0.0%†):
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	818,534

Road & Rail (0.6%):
1,369,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	1,136,868
313,000	Burlington Northern Santa Fe LLC, 2.88%, 6/15/52, Callable 12/15/51 @ 100	204,864
540,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	497,041
293,000	CSX Corp., 4.10%, 3/15/44, Callable 9/15/43 @ 100	235,309
145,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	134,883
1,356,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	1,141,330
1,953,000	Norfolk Southern Corp., 3.00%, 3/15/32, Callable 12/15/31 @ 100	1,632,528
243,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	169,585
340,000	Norfolk Southern Corp., 4.55%, 6/1/53, Callable 12/1/52 @ 100	284,303
478,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25, Callable 1/10/25 @ 100(a)	457,947
1,490,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 1.20%, 11/15/25, Callable 10/15/25 @ 100(a)	1,291,681
397,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.45%, 1/29/26, Callable 11/29/25 @ 100(a)	380,036
633,000	Ryder System, Inc., 4.63%, 6/1/25, Callable 5/1/25 @ 100, MTN	624,186
1,566,000	Ryder System, Inc., 3.35%, 9/1/25, Callable 8/1/25 @ 100, MTN	1,480,207
349,000	Ryder System, Inc., 2.90%, 12/1/26, Callable 10/1/26 @ 100	315,167
175,000	Union Pacific Corp., 2.80%, 2/14/32, Callable 12/15/31 @ 100	145,429
1,707,000	Union Pacific Corp., 2.89%, 4/6/36, Callable 1/6/36 @ 100	1,304,979
2,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	1,724
1,224,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	856,176
85,000	Union Pacific Corp., 2.95%, 3/10/52, Callable 9/10/51 @ 100	56,074
366,025	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	348,329

		12,698,646

Semiconductors & Semiconductor Equipment (0.6%):
287,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	245,558

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$612,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	$565,235
195,000	Broadcom, Inc., 3.46%, 9/15/26, Callable 7/15/26 @ 100	181,049
859,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100	739,441
5,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	3,755
850,000	Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32 @ 100(a)	713,566
5,854,000	Broadcom, Inc., 4.93%, 5/15/37, Callable 2/15/37 @ 100(a)	4,818,960
335,000	Intel Corp., 3.10%, 2/15/60, Callable 8/15/59 @ 100	201,791
1,096,000	Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100	681,135
5,000	KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	4,994
925,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	648,787
700,000	KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100	636,313
2,110,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	2,001,601
303,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	277,343
627,000	Lam Research Corp., 2.88%, 6/15/50, Callable 12/15/49 @ 100	408,756
359,000	QUALCOMM, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	309,262
494,000	TSMC Arizona Corp., 4.25%, 4/22/32, Callable 1/22/32 @ 100	456,580

		12,894,126

Software (0.8%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,198,162
1,171,000	Citrix Systems, Inc., 3.30%, 3/1/30	1,171,000
120,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	98,196
1,072,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	820,754
1,560,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	1,161,854
3,040,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	2,193,670
591,000	Oracle Corp., 6.13%, 7/8/39	541,228
2,111,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	1,430,536
1,375,000	Oracle Corp., 5.38%, 7/15/40	1,145,242
1,147,000	Oracle Corp., 4.00%, 11/15/47, Callable 5/15/47 @ 100	767,950
1,612,000	Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	1,009,397
647,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	428,778
1,018,000	salesforce.com, Inc., 3.05%, 7/15/61, Callable 1/15/61 @ 100	638,960
1,786,000	ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	1,314,171
281,000	Vmware, Inc., 4.65%, 5/15/27, Callable 3/15/27 @ 100	268,466
427,000	Vmware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	393,937

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$361,000	Vmware, Inc., 1.80%, 8/15/28, Callable 6/15/28 @ 100	$286,370
1,164,000	Vmware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	848,692
545,000	Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	472,172

		16,189,535

Specialty Retail (0.0%†):
861,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	774,012
238,000	Lowe’s Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	155,186

		929,198

Technology Hardware, Storage & Peripherals (0.1%):
1,264,000	Apple, Inc., 2.55%, 8/20/60, Callable 2/20/60 @ 100	758,486
592,000	Apple, Inc., 4.10%, 8/8/62, Callable 2/8/62 @ 100	480,133
98,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100	106,804
541,000	Dell International LLC/EMC Corp., 3.45%, 12/15/51, Callable 6/15/51 @ 100(a)	308,016
344,000	Hp, Inc., 2.65%, 6/17/31, Callable 3/17/31 @ 100	253,179

		1,906,618

Telecommunications (0.0%†):
645,000	T-Mobile USA, Inc., 2.63%, 2/15/29, Callable 2/15/24 @ 101.31	531,313
253,000	T-Mobile USA, Inc., 2.70%, 3/15/32, Callable 12/15/31 @ 100	198,387
292,000	T-Mobile USA, Inc., 3.40%, 10/15/52, Callable 4/15/52 @ 100	192,434

		922,134

Tobacco (0.3%):
415,000	Altria Group, Inc., 2.20%, 6/15/27, Callable 4/15/27 @ 100	358,857
4,232,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	3,666,440
84,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	75,145
844,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	753,790
567,000	BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49 @ 100	390,557
1,732,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,341,837

		6,586,626

Utilities (0.2%):
470,000	CenterPoint Ener Houston, 3.60%, 3/1/52, Callable 9/1/51 @ 100	353,342
240,000	PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52 @ 100	204,330
3,266,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	3,174,092

		3,731,764

Wireless Telecommunication Services (0.6%):
11,257,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	10,350,575
77,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	68,099

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$2,779,000	T-Mobile USA, Inc., 3.30%, 2/15/51, Callable 8/15/50 @ 100	$1,811,902

		12,230,576

Total Corporate Bonds (Cost $632,902,935)		522,937,095

Foreign Bonds (1.6%):
Aerospace & Defense (0.0%†):
410,000	Airbus SE, 2.38%, 6/9/40, Callable 3/9/40 @ 100, MTN+(a)	302,975

Automobiles (0.0%†):
300,000	Volkswagen International Finance NV, 4.13%, 11/16/38+(a)	266,373

Banks (0.3%):
900,000	Banco de Sabadell SA, 1.12%(EUSA1+155bps), 3/11/27, Callable 3/11/26 @ 100+(a)	782,556
2,000,000	BNP Paribas SA, 0.25%(EUR003M+70bps), 4/13/27, Callable 4/13/26 @ 100, MTN+(a)	1,692,781
800,000	BNP Paribas SA, 0.50%(EUR0003M+83bps), 1/19/30, Callable 1/19/29 @ 100, MTN+(a)	601,660
500,000	BPCE SA, 0.25%, 1/15/26+(a)	441,524
300,000	de Volksbank NV, 1.75%(EUSA5+2.1bps), 10/22/30, Callable 10/22/25 @ 100, MTN+(a)	260,531
300,000	Erste Group Bank AG, 1.62%(EUAMDB05+210bps), 9/8/31, Callable 6/8/26 @ 100+(a)	248,773
400,000	KBC Group NV, Series E, 1.13%, 1/25/24, MTN+(a)	380,280
1,013,000	Lloyds Banking Group plc, 4.50%(EUR003M+172.2bps), 3/18/30, Callable 3/18/25 @ 100, MTN+(a)	944,806
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	936,689

		6,289,600

Beverages (0.0%†):
600,000	Pernod Ricard SA, 2.97%, 10/24/23, Callable 9/24/23 @ 100+(a)	569,892

Capital Markets (0.2%):
1,900,000	Credit Suisse Group AG, 3.25%(EUAMDB01+350bps), 4/2/26, Callable 4/2/25 @ 100, MTN+(a)	1,761,742
700,000	Deutsche Bank AG, 1.00%(EUR003M+1.6bps), 11/19/25, Callable 11/19/24 @ 100+(a)	631,057
1,200,000	Deutsche Bank AG, 1.88%(EUR003M+138bps), 2/23/28, Callable 2/23/27 @ 100, MTN+(a)	999,500
670,000	SELP Finance Sarl, 0.88%, 5/27/29, Callable 2/27/29 @ 100+(a)	482,277
1,140,000	Viterra Finance BV, 0.38%, 9/24/25, Callable 8/24/25 @ 100, MTN+(a)	969,655

		4,844,231

Chemicals (0.0%†):
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100, MTN+(a)	344,397

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Diversified Financial Services (0.0%†):
$515,000	BAT International Finance plc, 1.25%, 3/13/27, Callable 12/13/26 @ 100, MTN+(a)	$426,681
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23, MTN+(a)	391,867

		818,548

Electronic Equipment, Instruments & Components (0.0%†):
750,000	Amphenol Technologies Holding GmbH, 0.75%, 5/4/26, Callable 2/4/26 @ 100+(a)	668,261

Equity Real Estate Investment Trusts (0.1%):
3,000,000	American Tower Corp., 0.45%, 1/15/27, Callable 11/15/26 @ 100+	2,494,517

Health Care Equipment & Supplies (0.0%†):
200,000	DH Europe Finance II Sarl, 1.35%, 9/18/39, Callable 3/18/39 @ 100+	129,202
320,000	Medtronic Global Holdings SCA, 1.38%, 10/15/40, Callable 4/15/40 @ 100+	206,977

		336,179

Health Care Providers & Services (0.0%†):
390,000	Fresenius Finance Ireland plc, 0.88%, 10/1/31, Callable 7/1/31 @ 100, MTN+(a)	274,855

IT Services (0.0%†):
100,000	Amadeus IT Group SA, 1.88%, 9/24/28, Callable 6/24/28 @ 100, MTN+(a)	85,559

Media (0.1%):
870,000	Informa plc, 2.13%, 10/6/25, Callable 7/6/25 @ 100, MTN+(a)	788,534
160,000	WPP Finance SA, 2.38%, 5/19/27, MTN+(a)	145,687

		934,221

Multi-Utilities (0.1%):
1,300,000	E.ON SE, 1.26%, 10/24/22, MTN+(a)	1,272,815
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 11/10/22 @ 100, MTN+(a)	273,912
100,000	Suez SA, 1.62%(EUAMDB05+215.1bps), Callable 6/1/26 @ 100+(a)	81,209
100,000	Veolia Environnement SA, 0.80%, 1/15/32, Callable 10/15/31 @ 100, MTN+(a)	73,250

		1,701,186

Oil, Gas & Consumable Fuels (0.1%):
330,000	Aker BP ASA, 1.13%, 5/12/29, Callable 2/12/29 @ 100, MTN+(a)	258,348
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	400,447
1,100,000	TotalEnergies SE, 1.75%(EUSA5+176.5bps), 12/31/99, Callable 4/4/24 @ 100, MTN+(a)	990,314

		1,649,109

Pharmaceuticals (0.1%):
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100, MTN+(a)	455,008

Principal Amount		Value
Foreign Bonds, continued
Pharmaceuticals, continued
$200,000	Merck KGaA, 1.62%(EUAMDB05+194.8bps), 6/25/79, Callable 9/18/24 @ 100+(a)	$180,792
375,000	Takeda Pharmaceutical Co., Ltd., 2.00%, 7/9/40, Callable 1/9/40 @ 100+	263,096
840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100+(a)	782,703

		1,681,599

Professional Services (0.1%):
520,000	RELX Finance BV, 3.28%, 3/18/24, Callable 2/18/24 @ 100+(a)	486,059
260,000	Wolters Kluwer N.V., 3.00%, 9/23/26, Callable 6/23/26 @ 100+(a)	251,689
220,000	Wolters Kluwer NV, 0.75%, 7/3/30, Callable 4/3/30 @ 100+(a)	170,044

		907,792

Sovereign Bond (0.4%):
11,820,000	Mexico Government International Bond, 1.45%, 10/25/33, Callable 7/25/33 @ 100, MTN+	7,593,219
714,000	Mexico Government International Bond, 2.13%, 10/25/51, Callable 4/25/51 @ 100+	357,598
57,000	Romanian Government International Bond, 2.88%, 3/11/29, MTN+(a)	42,718
60,000	Romanian Government International Bond, Registered Shares, 2.50%, 2/8/30, MTN+(a)	41,874

		8,035,409

Tobacco (0.1%):
410,000	Imperial Brands Finance Netherlands BV, 1.75%, 3/18/33, Callable 12/18/32 @ 100, MTN+(a)	266,118
1,000,000	Philip Morris International, Inc., 1.88%, 11/6/37, Callable 8/6/37 @ 100+	588,607

		854,725

Total Foreign Bonds (Cost $45,311,905)		33,059,428

Yankee Debt Obligations (3.8%):

Airlines (0.0%†):
266,392	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.30%, 7/15/31(a)	229,700

Automobiles (0.1%):
1,122,000	Nissan Motor Co., Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a)	912,041

Banks (0.7%):
278,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 6/6/24(a)	269,270
600,000	Banco Santander SA, 2.71%, 6/27/24	572,120
309,000	BNP Paribas SA, 2.59% (SOFR+123 bps), 1/20/28, Callable 1/20/27 @ 100(a)	263,816
250,000	BPCE SA, 2.70%, 10/1/29^(a)	205,117
1,102,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,094,299
856,000	Danske Bank A/S, 3.24% (US0003M+159 bps), 12/20/25, Callable 12/20/24 @ 100(a)	795,931

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$681,000	Danske Bank A/S, 1.55%, 9/10/27, Callable 9/10/26 @ 100(a)	$571,049
1,076,000	HSBC Holdings plc, 2.25% (SOFR+110 bps), 11/22/27, Callable 11/22/26 @ 100	903,474
628,000	HSBC Holdings plc, 4.58% (US0003M+153 bps), 6/19/29, Callable 6/19/28 @ 100	557,206
278,000	HSBC Holdings plc, 2.21% (SOFR+129 bps), 8/17/29, Callable 8/17/28 @ 100	215,289
223,000	HSBC Holdings plc, 2.80% (SOFR+119 bps), 5/24/32, Callable 5/24/31 @ 100	164,471
567,000	ING Groep NV, 4.63%, 1/6/26(a)	545,019
348,000	Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable 5/15/29 @ 100(a)	279,882
1,330,000	Lloyds Banking Group plc, 2.91% (US0003M+81 bps), 11/7/23, Callable 11/7/22 @ 100	1,326,510
1,119,000	Lloyds Banking Group plc, 4.38%, 3/22/28	1,018,574
3,161,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	2,661,451
2,005,000	Mizuho Financial Group, Inc., 1.98% (US0003M+127 bps), 9/8/31, Callable 9/8/30 @ 100	1,477,591
811,000	Mizuho Financial Group, Inc., 2.26% (H15T1Y+90 bps), 7/9/32, Callable 7/9/31 @ 100	595,613
200,000	Santander UK Group Holdings PLC, 2.47% (SOFR+122 bps), 1/11/28, Callable 1/11/27 @ 100	166,083
965,000	Standard Chartered PLC, 2.61% (H15T1Y+118 bps), 1/12/28, Callable 1/12/27 @ 100(a)	816,439
200,000	Sumitomo Mitsui Financial Group, Inc., 2.17%, 1/14/27	174,034

		14,673,238

Beverages (0.1%):
1,457,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	1,355,689

Biotechnology (0.2%):
3,546,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	3,276,110

Capital Markets (0.1%):
206,000	Deutsche Bank AG, 4.10%, 1/13/26	195,806
2,000	Macquarie Group, Ltd., 4.65% (US0003M+173 bps), 3/27/29, Callable 3/27/28 @ 100(a)	1,858
958,000	Nomura Holdings, Inc., 2.68%, 7/16/30	730,947
475,000	Nomura Holdings, Inc., 2.61%, 7/14/31	350,299
650,000	SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable 3/17/31 @ 100(a)	543,109
915,000	UBS Group AG, 4.49% (H15T1Y+160 bps), 8/5/25, Callable 8/5/24 @ 100(a)	891,887

		2,713,906

Principal Amount		Value
Yankee Debt Obligations, continued
Chemicals (0.0%†):
$255,000	Sociedad Quimica y Minera de Chile SA, 4.25%, 1/22/50, Callable 7/22/49 @ 100(a)	$199,537

Consumer Finance (0.1%):
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,380,214

Diversified Financial Services (0.0%†):
270,000	Banco Latinoamericano de Comercio Exterior SA, 2.38%, 9/14/25, Callable 8/15/25 @ 100(a)	243,800
55,000	nVent Finance Sarl, 2.75%, 11/15/31, Callable 8/15/31 @ 100	41,377

		285,177

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	380,097

Energy Production (0.0%†):
327,000	Kallpa Generacion SA, 4.13%, 8/16/27, Callable 5/16/27 @ 100(a)	282,367

Equity Real Estate Investment Trusts (0.0%†):
269,000	Trust Fibra Uno, 5.25%, 12/15/24, Callable 9/15/24 @ 100(a)	256,895
253,000	Trust Fibra Uno, 6.39%, 1/15/50, Callable 7/15/49 @ 100(a)	175,520

		432,415

Financial Services (0.0%†):
344,000	Eig Pearl Holdings Sarl, 4.39%, 11/30/46(a)	241,660

Food & Staples Retailing (0.0%†):
250,000	Cencosud SA, 5.15%, 2/12/25, Callable 11/12/24 @ 100(a)	244,788

Independent Power and Renewable Electricity Producers (0.0%†):
270,000	AES Panama Generation Holdings SRL, 4.38%, 5/31/30, Callable 2/28/30 @ 100(a)	213,300
210,000	Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @ 100(a)	159,469

		372,769

Interactive Media & Services (0.1%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	482,931
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	444,185
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,503,477
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	462,303

		2,892,896

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100^	315,626

Machinery (0.1%):
1,119,000	CNH Industrial N.V., 3.85%, 11/15/27, Callable 8/15/27 @ 100, MTN	1,021,921
670,000	Trane Technologies Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	631,495

		1,653,416

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Materials (0.1%):
$260,000	Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30, Callable 10/29/29 @ 100(a)	$212,226
366,000	Equate Petrochemical BV, 4.25%, 11/3/26(a)	344,476
137,000	Fibria Overseas Finance, Ltd., 5.50%, 1/17/27	131,177
200,000	Freeport Indonesia PT, Registered Shares, 4.76%, 4/14/27, Callable 3/14/27 @ 100(a)	179,225
240,000	SABIC Capital II BV, 4.50%, 10/10/28(a)	230,679

		1,097,783

Metals & Mining (0.3%):
2,622,000	Anglo American Capital plc, 4.75%, 4/10/27(a)	2,470,118
365,000	Anglo American Capital plc, 4.00%, 9/11/27(a)	333,739
1,332,000	Anglo American Capital plc, 4.50%, 3/15/28, Callable 12/15/27 @ 100(a)	1,219,357
1,074,000	Anglo American Capital plc, 2.25%, 3/17/28, Callable 1/17/28 @ 100(a)	882,992
404,000	Corp. Nacional del Cobre de Chile, Registered Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	367,539

		5,273,745

National (0.0%†):
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, 6/6/27(a)	191,750

Oil, Gas & Consumable Fuels (0.1%):
342,000	Cenovus Energy, Inc., 3.75%, 2/15/52, Callable 8/15/51 @ 100	232,106
555,000	Ecopetrol SA, 4.13%, 1/16/25	507,131
200,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	192,750
226,000	Galaxy Pipeline Assets Bidco, Ltd., 2.94%, 9/30/40(a)	169,947
270,000	KazMunayGas National Co. JSC, 3.50%, 4/14/33, Callable 10/14/32 @ 100(a)	177,352
270,000	Pertamina Persero PT, 3.10%, 1/21/30, Callable 10/21/29 @ 100(a)	223,088
275,000	Qatar Energy, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a)	219,614
290,000	Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable 5/24/50 @ 100(a)	193,937
290,000	Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable 5/24/70 @ 100(a)	186,325
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	301,443
250,000	Transportadora de Gas Internacional SA ESP, 5.55%, 11/1/28, Callable 8/1/28 @ 100(a)	222,500

		2,626,193

Paper & Forest Products (0.0%†):
240,000	Suzano Austria GmbH, 5.75%, 7/14/26(a)	232,325
156,000	Suzano Austria GmbH, 3.75%, 1/15/31, Callable 10/15/30 @ 100	121,572

		353,897

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	248,720

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond (1.3%):
$200,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	$161,828
400,000	Chile Government International Bond, 3.24%, 2/6/28, Callable 11/6/27 @ 100	359,766
1,560,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100	1,219,031
200,000	Chile Government International Bond, 3.86%, 6/21/47	146,182
1,905,000	Colombia Government International Bond, 3.13%, 4/15/31, Callable 1/15/31 @ 100	1,314,334
860,000	Colombia Government International Bond, 3.25%, 4/22/32, Callable 1/22/32 @ 100	576,060
114,000	Hungary Government International Bond, 5.38%, 3/25/24	112,004
200,000	Hungary Government International Bond, 5.25%, 6/16/29(a)	179,976
236,000	Indonesia Government International Bond, 7.75%, 1/17/38(a)	268,736
200,000	Indonesia Government International Bond, 6.75%, 1/15/44(a)	208,501
210,000	Mexico Government International Bond, 3.75%, 1/11/28	192,036
390,000	Mexico Government International Bond, 4.75%, 4/27/32, Callable 1/27/32 @ 100	349,006
108,000	Mexico Government International Bond, 5.75%, 10/12/10	82,789
393,041	Oriental Republic of Uruguay, 4.50%, 8/14/24	390,834
2,265,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,231,025
655,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	536,281
2,295,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	1,551,994
245,000	Peruvian Government International Bond, 2.78%, 1/23/31, Callable 10/23/30 @ 100	193,728
129,000	Peruvian Government International Bond, 1.86%, 12/1/32, Callable 9/1/32 @ 100	90,553
30,000	Peruvian Government International Bond, 3.00%, 1/15/34, Callable 10/15/33 @ 100	22,688
230,000	Philippine Government International Bond, 1.65%, 6/10/31	171,945
1,725,000	Philippine Government International Bond, 1.95%, 1/6/32	1,306,023
689,000	Province of Manitoba, 3.05%, 5/14/24	673,754
200,000	Qatar Government International Bond, 4.00%, 3/14/29(a)	190,746
200,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	185,481
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	2,973,970
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	224,899

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$567,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	$404,358
581,000	Republic of Indonesia, 4.10%, 4/24/28	541,046
2,840,000	Republic of Indonesia, 2.85%, 2/14/30	2,417,519
327,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	319,234
820,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	748,250
540,000	Republic of Panama, 4.50%, 5/15/47	384,750
1,091,000	Republic of Peru, 4.13%, 8/25/27	1,030,301
1,031,000	Republic of Peru, 5.63%, 11/18/50	967,057
3,200,000	Republic of Philippines, 3.00%, 2/1/28	2,889,309
124,000	Romanian Government International Bond, 5.25%, 11/25/27(a)	111,719
236,000	Romanian Government International Bond, 4.00%, 2/14/51(a)	130,334
212,000	Saudi Government International Bond, 2.75%, 2/3/32(a)	178,120
200,000	Saudi Government International Bond, 5.00%, 4/17/49(a)	178,849
1,165,264	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	1,111,371

		27,326,387

Technology Hardware & Semiconductors (0.3%):
1,077,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.15%, 5/1/27, Callable 3/1/27 @ 100	958,073
4,280,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100	3,805,575
372,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100	307,503
624,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31, Callable 2/11/31 @ 100	465,768

		5,536,919

Telecommunications (0.0%†):
330,000	NTT Finance Corp., 4.14%, 7/26/24(a)	326,435

Transportation Infrastructure (0.0%†):
270,000	Adani Ports & Special Economic Zone, Ltd., 3.38%, 7/24/24(a)	256,664

Utilities (0.0%†):
200,000	Comision Federal de Electricidad, 4.88%, 1/15/24^(a)	196,162
285,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN(a)	263,237

		459,399

Wireless Telecommunication Services (0.2%):
280,000	Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31 @ 100(a)	225,673
235,000	Empresa Nacional del Petroleo, 3.75%, 8/5/26, Callable 5/5/26 @ 100(a)	210,078
3,243,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	2,800,729

Principal Amount		Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services, continued
$1,221,000	Rogers Communications, Inc., 4.55%, 3/15/52, Callable 9/15/51 @ 100(a)	$981,297

		4,217,777

Total Yankee Debt Obligations (Cost $94,925,532)		79,757,315

Municipal Bonds (0.6%):
California (0.3%):
905,000	California State University Revenue, Series B, 2.72%, 11/1/52	574,974
435,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	516,245
600,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	747,216
2,550,000	City of San Francisco CA Public Utilities Commission Water Revenue, 2.83%, 11/1/41, Continuously Callable @100	1,878,254
1,240,000	Los Angeles Department of Water & Power Power System Revenue, 6.57%, 7/1/45	1,425,454
645,000	Regents of the University of California Medical Center Pooled Revenue, 4.13%, 5/15/32, Continuously Callable @100	592,400
440,000	University of California Revenue, Series BF, 2.65%, 5/15/50, Continuously Callable @100	301,651
347,000	University of California Revenue, 4.77%, 5/15/15	289,984
50,000	University of California Revenue, 4.86%, 5/15/12	42,407

		6,368,585

Michigan (0.0%†):
801,000	University of Michigan Revenue, 3.50%, 4/1/52, Continuously Callable @100	631,212

Minnesota (0.0%†):
406,000	University of Minnesota Revenue, 4.05%, 4/1/52	355,948

New Jersey (0.1%):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	630,557
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	219,591
165,000	New Jersey Turnpike Authority Revenue, Series B, 2.78%, 1/1/40, Continuously Callable @100	120,481

		970,629

New York (0.2%):
1,160,000	New York State Dormitory Authority Revenue, 5.00%, 2/15/31, Continuously Callable @100	1,262,614
1,420,000	New York State Dormitory Authority Revenue, 2.15%, 3/15/31	1,145,812
1,045,000	New York State Dormitory Authority Revenue, 2.05%, 3/15/30	860,735

		3,269,161

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Municipal Bonds, continued
Oklahoma (0.0%†):
$255,000	Oklahoma Development Finance Authority Revenue, Series A2, 4.62%, 6/1/44	$233,813

Texas (0.0%†):
710,000	City of Houston TX, GO, 3.96%, 3/1/47	601,839
430,000	State of Texas, GO, Series B, 2.75%, 10/1/41, Continuously Callable @100	308,585

		910,424

Total Municipal Bonds (Cost $15,473,392)		12,739,772

U.S. Government Agency Mortgages (34.8%):
Government National Mortgage Association (7.1%)
9,425	4.50%, 9/15/33, Pool #615516	9,373
33,743	5.00%, 12/15/33, Pool #783571	34,275
10,502	6.50%, 8/20/38, Pool #4223	11,626
7,870	6.50%, 10/15/38, Pool #673213	7,939
5,930	6.50%, 11/20/38, Pool #4292	6,564
10,868	6.50%, 12/15/38, Pool #782510	11,292
117,075	5.00%, 1/15/39, Pool #782557	117,742
53,993	5.00%, 4/15/39, Pool #711939	54,851
71,875	5.00%, 4/15/39, Pool #782619	73,010
7,370	4.00%, 4/20/39, Pool #4422	7,104
6,956	5.00%, 6/15/39, Pool #782696	7,066
24,088	4.00%, 7/20/39, Pool #4494	23,216
41,883	5.00%, 10/20/39, Pool #4559	42,814
4,627	4.50%, 12/20/39, Pool #G24598	4,582
12,140	4.50%, 1/15/40, Pool #728627	12,093
5,671	4.50%, 1/20/40, Pool #4617	5,616
4,632	4.50%, 2/20/40, Pool #G24636	4,696
32,646	5.00%, 5/15/40, Pool #782958	33,157
298	4.50%, 5/20/40, Pool #G24696	295
21,542	5.00%, 6/15/40, Pool #697862	22,315
220,358	4.50%, 7/15/40, Pool #733795	219,506
28,414	4.50%, 7/15/40, Pool #745793	27,898
11,561	4.50%, 7/20/40, Pool #4746	11,449
21,201	4.50%, 8/20/40, Pool #4771	20,995
13,302	4.50%, 9/20/40, Pool #748948	13,194
6,300	4.00%, 9/20/40, Pool #G24800	6,041
46,507	4.50%, 10/15/40, Pool #783609	45,968
166,732	4.00%, 10/20/40, Pool #G24833	159,873
21,305	4.50%, 10/20/40, Pool #4834	21,098
311,243	4.00%, 11/20/40, Pool #4853	304,197
152,462	4.00%, 12/20/40, Pool #G24882	146,189
81,599	4.00%, 1/15/41, Pool #759138	78,555
136,972	4.00%, 1/20/41, Pool #4922	131,342
14,896	4.50%, 2/15/41, Pool #738019	14,854
575,246	4.00%, 2/20/41, Pool #742887	541,534
2,360	4.00%, 2/20/41, Pool #4945	2,263
45,287	4.00%, 3/15/41, Pool #762838	43,595
3,491	5.00%, 4/20/41, Pool #5018	3,567
7,513	5.00%, 6/20/41, Pool #5083	7,676
54,403	4.50%, 6/20/41, Pool #783590	52,122
4,006	5.00%, 7/20/41, Pool #5116	4,093
127,780	4.50%, 7/20/41, Pool #5115	130,735
16,204	4.50%, 7/20/41, Pool #754367	16,113
37,915	4.50%, 7/20/41, Pool #783584	36,326
125,695	4.00%, 7/20/41, Pool #742895	118,629
38,391	4.50%, 11/15/41, Pool #783610	38,231
107,914	3.50%, 1/15/42, Pool #553461	101,206
151,470	4.00%, 4/20/42, Pool #MA0023	145,242
66,357	5.00%, 7/20/42, Pool #MA0223	67,823

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$152,938	3.50%, 4/15/43, Pool #AD2334	$147,363
289,958	3.50%, 4/20/43, Pool #MA0934	273,531
163,951	3.50%, 5/20/43, Pool #MA1012	154,664
14,080	4.00%, 7/20/43, Pool #MA1158	13,501
563,082	4.50%, 6/20/44, Pool #MA1997	557,608
14,771	4.00%, 8/20/44, Pool #AI4167	13,819
1,631	4.00%, 8/20/44, Pool #AI4166	1,527
11,000	4.00%, 8/20/44, Pool #AJ4687	10,296
456,775	4.00%, 8/20/44, Pool #MA2149	438,016
10,170	4.00%, 8/20/44, Pool #AJ2723	9,524
22,034	3.00%, 12/20/44, Pool #MA2444	19,968
265,186	5.00%, 12/20/44, Pool #MA2448	270,974
264,883	3.00%, 2/15/45, Pool #784439	233,310
1,167,315	3.50%, 5/20/45, Pool #MA2826	1,077,315
158,436	5.00%, 12/20/45, Pool #MA3313	166,735
5,897,003	3.50%, 3/20/46, Pool #MA3521	5,433,004
1,130,099	3.50%, 5/20/46, Pool #MA3663	1,041,155
377,992	3.50%, 7/20/46, Pool #MA3803	348,248
1,534,982	3.50%, 9/20/46, Pool #MA3937	1,414,203
10,115	4.00%, 10/20/46, Pool #AQ0542	9,671
67,073	3.50%, 10/20/46, Pool #AX4341	63,740
73,104	3.50%, 10/20/46, Pool #AX4342	67,445
56,693	3.50%, 10/20/46, Pool #AX4343	51,727
151,553	3.50%, 10/20/46, Pool #AX4344	141,793
97,043	3.50%, 10/20/46, Pool #AX4345	91,481
79,951	4.50%, 3/15/47, Pool #AZ8560	78,969
64,442	4.50%, 4/15/47, Pool #AZ8597	63,661
117,192	4.50%, 4/15/47, Pool #AZ8596	113,430
69,371	4.50%, 5/15/47, Pool #BA7888	67,134
1,465,166	4.00%, 6/20/47, Pool #MA4511	1,386,377
15,459	4.00%, 9/15/47, Pool #BC5919	14,748
17,571	4.00%, 10/15/47, Pool #BE1031	16,758
15,991	4.00%, 10/15/47, Pool #BD3187	15,253
18,149	4.00%, 11/15/47, Pool #BE1030	17,294
1,142,500	4.00%, 11/20/47, Pool #MA4838	1,081,154
20,380	4.00%, 12/15/47, Pool #BE4664	19,431
559,377	4.00%, 12/20/47, Pool #MA4901	529,313
23,704	4.00%, 1/15/48, Pool #BE0143	22,596
18,386	4.00%, 1/15/48, Pool #BE0204	17,331
265,596	4.50%, 9/20/48, Pool #BD0560	258,288
471,937	4.50%, 3/20/49, Pool #MA5818	461,051
19,852	4.50%, 4/20/49, Pool #MA5877	19,394
212,806	4.50%, 5/20/49, Pool #MA5932	207,896
394,693	4.50%, 4/20/50, Pool #MA6602	377,396
649,221	3.00%, 4/20/50, Pool #MA6599	577,983
298,170	4.00%, 5/20/50, Pool #MA6658	282,717
83,044	3.00%, 5/20/50, Pool #MA6656	74,101
6,208,516	2.00%, 8/20/50, Pool #MA6818	5,176,239
1,503,451	3.00%, 10/20/50, Pool #MA6932	1,338,327
4,731,797	3.50%, 10/20/50, TBA	4,296,324
5,777,933	2.00%, 11/20/50, Pool #MA6994	4,852,700
13,569,533	2.00%, 1/20/51, Pool #MA7135	11,366,687
1,353,943	3.00%, 1/20/51, Pool #MA7137	1,201,463
2,058,166	2.00%, 2/20/51, Pool #MA7192	1,715,829
6,165,364	2.50%, 4/20/51, Pool #MA7312	5,323,437
7,045,098	3.00%, 6/20/51, Pool #MA7419	6,230,897
9,034,838	3.00%, 8/20/51, Pool #MA7535	8,016,180
8,143,300	2.00%, 10/20/51, TBA	6,778,025
6,350,130	2.50%, 10/20/51, Pool #MA7649	5,467,483
876,000	5.00%, 11/20/51, TBA	856,333
12,012,156	2.50%, 12/20/51, Pool #MA7767	10,335,801
2,252,678	3.00%, 12/20/51, Pool #MA7768	1,991,381
94,668	3.00%, 1/20/52, POOL# MA7828	83,680
2,434,620	2.50%, 5/20/52, POOL# MA8042	2,091,432
8,148,478	2.50%, 6/20/52, POOL# MA8097	6,999,824

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$4,590,932	2.50%, 7/20/52, POOL# MA8147	$3,941,024
253,943	2.50%, 8/20/52, POOL# MA8197	218,155
12,543,000	4.00%, 10/20/52, TBA	11,700,267
2,805,000	4.50%, 10/20/52, TBA	2,683,158
11,778,700	3.00%, 10/20/52, TBA	10,398,384
1,545,000	5.00%, 10/20/52, TBA	1,510,720
10,066,000	3.50%, 11/20/52, TBA	9,133,322
4,269,000	3.00%, 11/20/52, TBA	3,766,725

		148,226,630

Federal National Mortgage Association (18.6%)
66,482	2.50%, 9/1/27, Pool #AB6194	60,894
44,067	2.50%, 9/1/27, Pool #AP5205	40,158
16,805	2.50%, 2/1/28, Pool #AB8446	15,383
40,106	2.50%, 4/1/28, Pool #AB8870	37,216
25,426	3.00%, 4/1/28, Pool #AT3121	24,200
29,654	3.00%, 5/1/28, Pool #AT6033	28,215
114,997	2.50%, 8/1/28, Pool #AS0190	106,704
133,750	3.50%, 10/1/28, Pool #AV0198	129,942
68,130	3.00%, 10/1/28, Pool #AU8774	64,836
6,329	3.00%, 10/1/28, Pool #AQ4132	5,928
7,550	3.00%, 11/1/28, Pool #AV0298	7,070
259,782	3.50%, 11/1/28, Pool #AV1360	252,351
165,693	3.00%, 4/1/29, Pool #AW0937	155,869
147,002	3.00%, 5/1/29, Pool #AW2544	138,221
239,590	3.00%, 6/1/29, Pool #AS2676	225,386
333,116	3.00%, 7/1/29, Pool #AW4229	313,252
56,371	3.00%, 7/1/29, Pool #AW1281	53,147
154,735	3.00%, 9/1/29, Pool #AS3220	145,546
56,285	3.50%, 9/1/29, Pool #AX0105	54,028
478,739	3.00%, 9/1/29, Pool #AL6897	450,157
91,555	3.00%, 10/1/29, Pool #AS3594	86,112
19,850	3.50%, 10/1/29, Pool #AX2741	19,048
343,914	3.00%, 1/1/30, Pool #AL6144	323,526
2,605,000	4.80%, 1/15/30, TBA(c)	1,922,589
13,432	2.50%, 2/1/30, Pool #AS4488	12,314
11,951	2.50%, 2/1/30, Pool #AS4485	11,067
43,694	2.50%, 2/1/30, Pool #BM3403	40,456
70,625	3.00%, 3/1/30, Pool #AL6583	67,632
93,034	2.50%, 3/1/30, Pool #AS4688	84,486
57,647	3.00%, 4/1/30, Pool #AL6584	55,054
35,918	2.50%, 4/1/30, Pool #AY3416	32,641
19,322	2.50%, 5/1/30, Pool #AY0828	18,168
33,127	3.00%, 5/1/30, Pool #AL6761	31,148
3,901,000	4.86%, 5/15/30, TBA(c)	2,835,102
180,931	3.00%, 6/1/30, Pool #AL9381	170,564
73,902	2.50%, 7/1/30, Pool #AS5403	68,001
8,673	3.00%, 7/1/30, Pool #AZ2297	8,305
23,186	2.50%, 7/1/30, Pool #AZ2170	21,053
13,151	2.50%, 7/1/30, Pool #AS5405	11,941
12,474	3.00%, 7/1/30, Pool #AX9700	11,945
62,348	3.00%, 7/1/30, Pool #AX9701	59,541
47,846	3.00%, 7/1/30, Pool #AL7139	45,696
4,781	3.00%, 8/1/30, Pool #AZ8597	4,580
11,745	3.00%, 8/1/30, Pool #AZ7833	11,247
47,892	2.50%, 8/1/30, Pool #AS5614	43,498
62,172	3.00%, 8/1/30, Pool #AS5623	58,470
58,780	3.00%, 8/1/30, Pool #AS5622	56,133
75,672	2.50%, 8/1/30, Pool #AS5616	70,086
33,466	2.50%, 8/1/30, Pool #AS5548	30,798
69,199	3.00%, 8/1/30, Pool #AL7227	65,091
85,440	3.00%, 8/1/30, Pool #AL7225	81,595
132,129	2.50%, 8/1/30, Pool #BM3552	121,728
12,491	3.00%, 8/1/30, Pool #AX3298	11,964
49,320	3.50%, 8/1/30, Pool #AS5708	47,274
46,672	2.50%, 9/1/30, Pool #AS5786	42,923

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$61,062	3.00%, 9/1/30, Pool #AS5728	$58,478
59,831	2.50%, 9/1/30, Pool #AS5872	54,329
51,501	3.00%, 9/1/30, Pool #AS5714	49,185
25,026	3.00%, 9/1/30, Pool #AZ5719	23,968
16,360	3.00%, 9/1/30, Pool #AL7320	15,386
57,796	2.50%, 11/1/30, Pool #AS6141	52,484
44,784	2.50%, 11/1/30, Pool #AS6116	40,670
47,625	2.50%, 11/1/30, Pool #AS6142	43,817
7,457	2.50%, 11/1/30, Pool #AL7800	6,905
49,663	2.50%, 11/1/30, Pool #AS6115	45,985
847,555	3.00%, 1/1/31, Pool #BM3537	793,127
71,243	2.50%, 3/1/31, Pool #BM1595	65,060
88,306	2.50%, 6/1/31, Pool #AS7320	80,193
150,548	2.50%, 7/1/31, Pool #AS7617	136,729
144,413	2.50%, 7/1/31, Pool #AS7605	131,166
28,773	4.00%, 8/1/31, Pool #AY4707	28,213
16,356	4.00%, 8/1/31, Pool #AY4688	15,961
5,635	2.50%, 8/1/31, Pool #BC2777	5,119
1,015,003	3.00%, 8/1/31, Pool #AL9376	963,815
99,489	3.00%, 9/1/31, Pool #AL9378	93,124
50,184	2.00%, 10/1/31, Pool #MA2774	45,980
1,188,616	2.50%, 10/1/31, Pool #BC4773	1,079,818
357,773	2.50%, 10/1/31, Pool #AS8208	324,927
619,541	2.50%, 10/1/31, Pool #AS8195	562,783
251,685	2.50%, 10/1/31, Pool #AS8193	231,998
192,800	2.50%, 10/1/31, Pool #AS8009	177,709
103,020	2.50%, 11/1/31, Pool #AS8245	93,581
134,483	2.50%, 11/1/31, Pool #AS8241	123,963
213,786	2.50%, 11/1/31, Pool #AS8240	194,137
200,735	2.50%, 11/1/31, Pool #BC2631	185,806
123,645	2.50%, 11/1/31, Pool #BC2628	112,253
15,415	2.00%, 11/1/31, Pool #AS8291	14,124
83,993	2.00%, 11/1/31, Pool #BC9040	76,956
251,144	2.00%, 11/1/31, Pool #AS8251	230,102
291,356	2.00%, 11/1/31, Pool #BM3054	266,948
89,080	2.50%, 11/1/31, Pool #BC2629	80,886
68,844	2.00%, 12/1/31, Pool #MA2845	63,085
18,726	2.50%, 2/1/32, Pool #BM1036	17,337
11,198	3.00%, 2/1/32, Pool #BE5670	10,585
457,910	2.00%, 3/1/32, Pool #BM3061	419,538
339,085	2.50%, 3/1/32, Pool #AS9321	307,973
363,827	2.50%, 3/1/32, Pool #AS9319	338,356
330,965	2.50%, 3/1/32, Pool #AS9318	306,169
190,458	2.50%, 3/1/32, Pool #AS9317	174,652
203,953	2.50%, 3/1/32, Pool #AS9316	185,252
280,674	3.00%, 3/1/32, Pool #AS9327	265,278
1,419,485	3.50%, 4/1/32, Pool #BM3503	1,364,509
2,060,000	Class A2 , Series 2022-M1S2.08%, 4/25/32	1,677,995
1,030,158	3.50%, 5/1/32, Pool #BM1602	987,508
1,476,925	3.00%, 6/1/32, Pool #BM1791	1,391,377
442,364	2.50%, 8/1/32, Pool #BM3578	409,264
171,684	3.00%, 9/1/32, Pool #BM3240	162,738
58,118	3.50%, 11/1/32, Pool #BJ2054	55,858
34,952	3.50%, 1/1/33, Pool #BJ2096	33,237
60,321	5.50%, 1/1/33, Pool #676661	60,884
869,113	2.50%, 2/1/33, Pool #BM3793	789,297
1,920,375	3.00%, 5/1/33, Pool #FM1880	1,804,802
41,231	5.50%, 5/1/33, Pool #555424	42,629
51,854	4.00%, 9/1/33, Pool #BK7642	50,515
168,750	4.00%, 10/1/33, Pool #CA2527	164,232
163,347	4.00%, 11/1/33, Pool #CA2555	160,338
314,733	2.50%, 12/1/33, Pool #FM1680	288,347
3,430,000	Class A3 , Series 2022-M52.45%, 1/1/34	2,758,318

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$100,662	5.50%, 2/1/35, Pool #735989	$104,073
300,800	5.00%, 2/1/35, Pool #735226	302,196
24,259	5.00%, 3/1/35, Pool #735288	24,245
9,505	6.00%, 4/1/35, Pool #735504	9,607
171,146	3.00%, 8/1/35, Pool #CA6876	160,324
177,435	3.00%, 8/1/35, Pool #CA6849	165,790
46,964	5.00%, 9/1/35, Pool #889974	47,152
982,645	2.50%, 12/1/35, Pool #CA8387	897,097
1,098,823	2.50%, 12/1/35, Pool #CA8388	999,939
109,000	3.00%, 12/1/35, Pool #CA8389	102,088
53,172	3.00%, 12/1/35, Pool #CA8391	49,748
114,289	4.00%, 1/1/36, Pool #AB0686	111,213
232,285	5.50%, 9/1/36, Pool #995113	240,156
25,687	3.00%, 10/1/36, Pool #AL9227	23,268
84,835	3.00%, 11/1/36, Pool #AS8349	77,029
207,046	3.00%, 11/1/36, Pool #AS8348	185,208
39,000	3.50%, 11/25/36, TBA	36,882
272,179	3.00%, 12/1/36, Pool #AS8553	247,169
198,476	3.00%, 12/1/36, Pool #BE1896	179,768
1,637,375	2.00%, 3/1/37, Pool #FS1331	1,443,640
8,426,000	1.50%, 10/25/37, TBA	7,209,496
21,612,400	2.00%, 10/25/37, TBA	19,025,666
3,471,000	2.50%, 10/25/37, TBA	3,136,916
11,009	5.50%, 2/1/38, Pool #961545	11,143
8,349	6.00%, 3/1/38, Pool #889529	8,517
46,914	5.50%, 5/1/38, Pool #889441	46,721
53,391	5.50%, 5/1/38, Pool #889692	54,880
23,415	6.00%, 5/1/38, Pool #889466	23,883
35,040	5.50%, 6/1/38, Pool #995018	36,243
10,145	5.50%, 9/1/38, Pool #889995	10,303
24,613	6.00%, 10/1/38, Pool #889983	25,961
139,244	5.50%, 1/1/39, Pool #AB0200	140,945
44,324	4.50%, 4/1/39, Pool #930922	43,753
57,540	4.50%, 5/1/39, Pool #AL1472	56,859
36,908	3.50%, 5/1/39, Pool #MA3660	33,878
564,708	5.00%, 6/1/39, Pool #AL7521	566,975
385,674	6.00%, 7/1/39, Pool #BF0056	405,846
25,834	5.50%, 10/1/39, Pool #AD0362	26,151
158,561	3.50%, 12/1/39, Pool #MA3869	144,146
200,695	5.50%, 12/1/39, Pool #AC6680	203,171
26,086	5.50%, 12/1/39, Pool #AD0571	27,698
2,550,408	4.50%, 1/1/40, Pool #AC8568	2,500,420
68,503	3.50%, 1/1/40, Pool #MA3891	62,600
118,410	3.50%, 2/1/40, Pool #MA3935	107,662
21,243	5.50%, 3/1/40, Pool #AL5304	22,713
19,881	4.50%, 4/1/40, Pool #AD4038	19,284
161,648	6.00%, 4/1/40, Pool #AL4141	170,922
30,919	6.50%, 5/1/40, Pool #AL1704	31,940
44,472	4.50%, 7/1/40, Pool #AD7127	42,935
34,606	4.50%, 7/1/40, Pool #AB1226	33,925
17,719	6.00%, 9/1/40, Pool #AE0823	18,449
2,680,000	Class CY , Series 2010-1364.00%, 12/25/40	2,544,191
19,553	4.00%, 1/1/41, Pool #AL7167	18,509
2,936,490	Class ZA , Series 2011-84.00%, 2/25/41	2,811,631
41,098	6.00%, 6/1/41, Pool #AL4142	43,573
262,437	5.00%, 7/1/41, Pool #AL7524	266,475
15,147	4.50%, 7/1/41, Pool #AB3314	14,911
487,363	5.50%, 9/1/41, Pool #AL8430	500,954
27,710	4.50%, 9/1/41, Pool #AI8961	26,999
15,098,634	1.50%, 11/1/41, Pool #FS0316	11,873,643
7,677,286	1.50%, 12/1/41, Pool #MA4500	6,144,819
2,420,154	2.00%, 12/1/41, Pool #MA4501	2,033,616
140,450	3.50%, 1/1/42, Pool #AW8154	128,416

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$603,159	4.00%, 1/1/42, Pool #AB4307	$575,774
610,585	2.00%, 2/1/42, Pool #MA4540	509,079
5,875,567	2.00%, 3/1/42, Pool #MA4570	4,898,582
905,819	2.00%, 3/1/42, Pool #MA4586	755,148
23,713	3.50%, 4/1/42, Pool #AK7510	21,823
55,562	3.50%, 4/1/42, Pool #AO0777	50,041
119,027	4.00%, 5/1/42, Pool #AO2961	113,297
33,262	4.00%, 5/1/42, Pool #A02114	31,662
10,152	3.50%, 5/1/42, Pool #AO2881	9,348
9,354	3.50%, 6/1/42, Pool #AO3048	8,613
11,735	3.50%, 6/1/42, Pool #AK9225	10,813
25,279	3.50%, 7/1/42, Pool #AO9707	23,293
121,219	4.50%, 9/1/42, Pool #AL2482	118,471
727,636	4.50%, 1/1/43, Pool #AL8206	711,817
65,222	3.00%, 3/1/43, Pool #AR9218	56,900
45,643	3.00%, 3/1/43, Pool #AR7568	40,370
55,648	3.00%, 3/1/43, Pool #AR7576	48,493
67,535	3.00%, 4/1/43, Pool #AR8630	58,906
23,729	3.00%, 4/1/43, Pool #AT2037	20,982
89,206	3.00%, 4/1/43, Pool #AT2040	77,818
60,039	3.00%, 4/1/43, Pool #AT2043	52,342
59,602	3.00%, 4/1/43, Pool #AB8923	51,994
54,236	3.00%, 4/1/43, Pool #AB8924	47,261
652	3.50%, 4/1/43, Pool #CA1530	594
7,525	3.00%, 6/1/43, Pool #AB9564	6,683
486,976	5.00%, 12/1/43, Pool #AL7777	491,789
249,998	5.00%, 11/1/44, Pool #AL8878	251,751
199,837	3.50%, 2/1/45, Pool #BM1100	185,472
624,690	3.50%, 2/1/45, Pool #FM5294	574,735
142,232	5.00%, 6/1/45, Pool #BM3784	143,682
101,929	4.50%, 9/1/45, Pool #AL7936	101,159
2,764,973	3.50%, 9/1/45, Pool #FM3224	2,548,973
3,006	4.50%, 11/1/45, Pool #AS6233	2,895
58,417	4.50%, 11/1/45, Pool #AL9501	58,715
5,733,165	3.50%, 11/1/45, Pool #FM6411	5,256,549
140,494	4.50%, 12/1/45, Pool #BM1756	135,472
15,381	3.00%, 6/1/46, Pool #AS7365	13,602
335,163	4.50%, 7/1/46, Pool #BM3053	339,336
973,351	3.50%, 7/1/46, Pool #BA7748	891,041
429,385	4.50%, 7/1/46, Pool #BM1920	428,394
18,364	3.00%, 8/1/46, Pool #AL9031	16,223
610,091	Class UF , Series 2016- 483.48%(US0001M+40bps), 8/25/46	607,231
984,698	3.00%, 9/1/46, Pool #BD1469	864,706
148,930	3.00%, 11/1/46, Pool #BD9645	130,405
289,469	3.00%, 11/1/46, Pool #BD9644	257,603
115,600	3.00%, 11/1/46, Pool #BD9643	102,829
979,783	3.00%, 12/1/46, Pool #AS8486	860,010
233,552	3.50%, 12/1/46, Pool #BE2103	213,936
863,231	3.50%, 2/1/47, Pool #AL9920	790,642
370,075	3.50%, 2/1/47, Pool #BE1534	337,675
72,503	3.50%, 3/1/47, Pool #BH0158	66,149
519,231	3.50%, 5/1/47, Pool #BD2417	473,800
380,772	3.50%, 5/1/47, Pool #BM1174	350,471
313,126	4.00%, 5/1/47, Pool #BH0398	292,303
180,431	3.50%, 5/1/47, Pool #BE9375	164,623
135,491	3.50%, 6/1/47, Pool #BH0567	123,696
229,123	4.00%, 7/1/47, Pool #BH3401	213,984
322,262	4.00%, 8/1/47, Pool #BM1619	301,008
21,979	4.00%, 9/1/47, Pool #MA3121	20,696
162,820	4.50%, 10/1/47, Pool #BM3052	157,408
684,012	3.50%, 11/1/47, Pool #MA3182	623,902
195,819	4.50%, 12/1/47, Pool #BH7067	192,166
1,455,588	3.50%, 1/1/48, Pool #FM5293	1,331,217
411,089	3.50%, 1/1/48, Pool #MA3238	374,989

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$82,558	4.00%, 2/1/48, Pool #BJ9058	$77,250
69,287	4.00%, 2/1/48, Pool #BJ9057	65,593
316,883	3.50%, 2/1/48, Pool #BH9277	288,797
134,352	3.50%, 3/1/48, Pool #BK1958	122,468
211,727	3.50%, 3/1/48, Pool #BJ0648	192,952
398,693	3.50%, 3/1/48, Pool #BJ4916	363,329
3,746,474	4.50%, 4/1/48, Pool #FM7783	3,591,806
39,527	4.00%, 4/1/48, Pool # MA3333	37,133
160,623	4.50%, 4/1/48, Pool #BM3846	157,781
248,096	3.50%, 4/1/48, Pool #FM5295	230,476
14,199	3.50%, 5/1/48, Pool #MA3356	12,939
2,165,975	4.50%, 5/1/48, Pool #CA1704	2,107,524
44,548	4.00%, 5/1/48, Pool #CA2708	41,860
32,372	4.00%, 6/1/48, Pool # MA3384	30,413
178,206	5.00%, 6/1/48, Pool #CA2317	175,152
14,788	4.50%, 7/1/48, Pool #BK4471	14,386
80,804	4.50%, 7/1/48, Pool #BK6113	79,096
32,592	4.00%, 7/1/48, Pool #MA3415	30,619
735,696	5.00%, 9/1/48, Pool #MA3472	723,140
54,129	5.00%, 10/1/48, Pool #MA3501	53,209
138,631	5.00%, 10/1/48, Pool #BK7881	136,261
94,798	4.00%, 10/1/48, Pool #CA2469	89,313
99,076	5.00%, 11/1/48, Pool #MA3527	97,390
9,296	3.50%, 11/1/48, Pool #FM1543	8,495
30,702	5.00%, 12/1/48, Pool #BN4404	30,170
28,651	5.00%, 1/1/49, Pool #BN4430	28,155
1,350,748	4.00%, 1/1/49, Pool #FM5296	1,290,899
104,528	5.00%, 1/1/49, Pool #BN3949	102,743
292,416	3.50%, 6/1/49, Pool #FM5315	266,778
869,572	4.00%, 9/1/49, Pool #FM3665	819,300
685,049	3.50%, 12/1/49, Pool #MA3210	624,842
387,978	4.00%, 3/1/50, Pool #CA5368	362,492
5,104,813	3.00%, 3/1/50, Pool #FM5290	4,454,379
358,837	4.00%, 5/1/50, Pool #FM7973	336,523
485,978	4.00%, 6/1/50, Pool #CA6106	456,061
3,159,108	2.50%, 7/1/50, Pool #CA6343	2,680,201
3,106,836	2.50%, 7/1/50, Pool #CA6342	2,636,166
3,139,185	2.50%, 7/1/50, Pool #CA6341	2,663,592
1,840,396	2.50%, 7/1/50, Pool #CA6359	1,564,975
3,664,037	2.50%, 8/1/50, Pool #CA6577	3,108,523
296,794	4.00%, 8/1/50, Pool #FM7703	278,533
1,893,135	3.00%, 8/1/50, Pool #FM5292	1,672,522
3,014,143	2.50%, 8/1/50, Pool #CA6636	2,557,484
919,121	2.50%, 8/1/50, Pool #CA6711	779,738
399,088	2.00%, 9/1/50, Pool #BQ0697	325,909
1,291,254	2.00%, 9/1/50, Pool #MA4119	1,054,001
2,322,809	2.00%, 10/1/50, Pool #MA4158	1,895,943
2,093,238	1.50%, 10/1/50, Pool #MA4157	1,602,224
334,980	2.00%, 11/1/50, Pool #BQ6334	273,123
604,169	2.50%, 11/1/50, Pool #FM4874	513,646
2,100,358	2.50%, 11/1/50, Pool #CA7597	1,785,505
1,816,269	1.50%, 11/1/50, Pool #MA4181	1,390,176
1,432,535	2.00%, 12/1/50, Pool #FM5176	1,171,122
449,847	2.00%, 12/1/50, Pool #FM5305	367,805
15,566,134	3.50%, 1/1/51, Pool #FM7599	14,156,701
538,474	2.50%, 1/1/51, Pool #CA8592	456,745
1,819,385	4.00%, 1/1/51, Pool #FM7031	1,706,429
1,515,468	2.50%, 2/1/51, Pool #CA9038	1,276,337
2,842,510	2.00%, 2/1/51, Pool #BR1615	2,306,067
2,419,927	1.50%, 3/1/51, Pool #MA4280	1,852,149
1,998,397	4.00%, 3/1/51, Pool #FM7460	1,874,290
936,206	2.00%, 3/1/51, Pool #BN8997	763,577
513,575	2.00%, 3/1/51, Pool #BN9004	419,366
184,126	2.50%, 3/1/51, Pool #BR4654	155,177
326,180	2.00%, 4/1/51, Pool #FS0599	266,664

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$706,460	2.00%, 4/1/51, Pool #BR7241	$576,192
137,304	2.50%, 4/1/51, Pool #BR8283	116,352
237,675	2.50%, 4/1/51, Pool #BR8896	201,282
1,318,709	2.00%, 4/1/51, Pool #FM6863	1,078,444
870,223	2.00%, 4/1/51, Pool #BR7802	710,142
72,929	2.50%, 5/1/51, Pool #BR8296	61,768
124,039	2.50%, 5/1/51, Pool #BR8915	105,022
4,912,747	4.00%, 5/1/51, Pool #FS1463	4,613,655
2,240,973	2.50%, 5/1/51, Pool #CB0383	1,887,018
6,552,655	3.00%, 6/1/51, Pool #CB0848	5,761,199
206,454	2.50%, 7/1/51, Pool #BP3574	174,957
9,168,193	2.00%, 8/1/51, Pool #CB1310	7,438,087
10,886,103	2.00%, 8/1/51, Pool #CB1309	8,831,179
479,319	2.00%, 10/1/51, Pool #MA4465	388,873
755,371	2.50%, 10/1/51, Pool #CB1806	636,875
71,978	2.50%, 10/1/51, Pool #BT8452	60,878
2,773,735	3.00%, 11/1/51, Pool #CB2165	2,431,385
3,196,359	2.00%, 11/1/51, Pool #FS1334	2,595,528
2,422,119	2.00%, 11/1/51, Pool #CB2079	1,961,672
1,279,934	2.00%, 11/1/51, Pool #CB2139	1,044,548
1,010,290	2.50%, 11/1/51, Pool #FS0026	857,258
2,619,974	2.00%, 11/1/51, Pool #CB2054	2,123,889
1,123,614	2.00%, 11/1/51, Pool #FM9452	916,358
2,325,207	2.00%, 11/1/51, Pool #FM9538	1,883,298
1,649,765	2.00%, 12/1/51, Pool #FS0211	1,344,576
1,677,371	2.00%, 12/1/51, Pool #FS0212	1,359,677
577,307	2.50%, 12/1/51, Pool #CB2372	486,685
1,229,290	3.00%, 12/1/51, Pool #CB2418	1,079,570
6,844,327	2.00%, 12/1/51, Pool #MA4492	5,552,655
324,260	2.00%, 12/1/51, Pool #FS0598	263,459
730,520	2.00%, 12/1/51, Pool #FM9730	591,909
1,094,339	2.00%, 12/1/51, Pool #FM9925	887,329
2,497,740	2.50%, 1/1/52, Pool #FS0208	2,107,255
3,109,788	2.50%, 1/1/52, Pool #FS0209	2,621,759
3,762,949	2.50%, 1/1/52, Pool #CB2622	3,174,716
2,028,513	2.00%, 1/1/52, Pool #FS0497	1,645,520
2,789,452	2.50%, 1/1/52, Pool #FS0378	2,369,196
834,275	2.00%, 1/1/52, Pool #FS1406	676,834
1,314,957	2.00%, 1/1/52, Pool #FS0290	1,065,133
2,491,557	2.50%, 1/1/52, Pool #CB2621	2,114,489
1,886,501	2.50%, 1/1/52, Pool #FS0193	1,588,933
1,510,123	2.00%, 1/1/52, Pool #CB2601	1,222,929
1,169,907	2.50%, 1/1/52, Pool #CB2633	990,782
2,047,135	2.50%, 1/1/52, Pool #CB2620	1,730,398
3,936,328	2.00%, 2/1/52, Pool #CB2838	3,189,765
1,773,510	2.00%, 2/1/52, Pool #CB2837	1,437,766
778,030	2.00%, 2/1/52, Pool #CB2836	631,058
2,518,341	2.50%, 2/1/52, Pool #CB2856	2,124,451
415,996	2.50%, 2/1/52, Pool #CB2863	352,217
928,736	2.00%, 2/1/52, Pool #FS0646	753,082
33,938,322	2.00%, 2/1/52, Pool #FS2040	27,519,146
596,688	2.50%, 2/1/52, Pool #CB2854	504,262
2,127,276	2.50%, 2/1/52, Pool #CB2855	1,796,387
1,681,259	2.00%, 3/1/52, Pool #CB3105	1,362,738
2,415,639	2.00%, 3/1/52, Pool #CB3101	1,957,627
4,424,985	2.00%, 3/1/52, Pool #CB3102	3,585,891
309,350	3.00%, 3/1/52, Pool #CB3115	270,154
972,454	2.50%, 3/1/52, Pool #FS1661	830,074
886,746	3.00%, 4/1/52, Pool #FS1520	775,378
4,861,105	4.00%, 5/1/52, Pool #FS1133	4,553,098
1,403,555	3.00%, 5/1/52, Pool #FS1522	1,226,315
660,418	3.50%, 5/1/52, Pool #BV8545	598,214
654,387	3.50%, 7/1/52, Pool #FS2812	592,103
474,413	3.50%, 8/1/52, Pool #CB4324	429,701
320,579	3.50%, 9/1/52, Pool #CB4658	289,951

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$395,354	3.50%, 9/1/52, Pool #CB4660	$356,964
490,295	3.50%, 9/1/52, Pool #CB4661	442,804
107,859	3.50%, 9/1/52, Pool #CB4657	97,626
733,000	2.50%, 10/25/52, TBA	615,033
2,801,000	5.00%, 10/25/52, TBA	2,727,474
17,814,000	4.50%, 10/25/52, TBA	16,962,268
796,000	4.50%, 11/20/52, TBA	760,957
475,000	4.00%, 11/20/52, TBA	443,197
2,331,000	5.00%, 11/25/52, TBA	2,270,198
33,618,000	4.50%, 11/25/52, TBA	31,976,496

		386,158,180

Federal Home Loan Mortgage Corporation (8.8%)
3,349,395	Class A2 , Series KC023.37%, 7/25/25, Callable 8/25/25 @ 100.00	3,250,098
85,718	3.00%, 9/1/27, Pool #U70060	80,572
49,195	3.00%, 7/1/28, Pool #U79018	46,176
591,000	4.74%, 9/15/29, TBA(c)	442,889
4,510,000	Class XFX , Series KL061.36%, 12/25/29, Callable 9/25/29 @ 100.00	349,701
25,990	3.00%, 1/1/30, Pool #V60724	24,416
20,830	3.00%, 1/1/30, Pool #V60696	19,568
44,680	2.50%, 3/1/30, Pool #V60770	41,208
50,441	2.50%, 5/1/30, Pool #J31418	46,580
95,260	3.00%, 5/1/30, Pool #J31689	91,326
108,759	2.50%, 5/1/30, Pool #J31728	100,152
69,644	2.50%, 5/1/30, Pool #V60796	64,451
184,131	3.00%, 6/1/30, Pool #V60840	175,925
4,432	2.50%, 7/1/30, Pool #J32491	4,079
12,268	3.00%, 7/1/30, Pool #J32181	11,760
17,688	2.50%, 7/1/30, Pool #J32204	16,291
4,925	2.50%, 7/1/30, Pool #V60905	4,556
16,423	2.50%, 7/1/30, Pool #J32209	15,169
89,029	3.00%, 7/1/30, Pool #G15520	83,897
66,034	2.50%, 8/1/30, Pool #V60902	60,881
12,926	3.00%, 8/1/30, Pool #J32436	12,176
19,532	3.00%, 8/1/30, Pool #V60909	18,662
77,250	2.50%, 8/1/30, Pool #V60886	71,215
191,328	2.50%, 9/1/30, Pool #V60904	177,045
60,252	2.50%, 9/1/30, Pool #V60903	55,540
7,234,382	Class X1 , Series K1211.12%, 10/25/30, Callable 12/25/30 @ 100.00	445,841
197,000	4.99%, 3/15/31, TBA(c)	137,917
190,000	6.75%, 3/15/31, TBA	224,391
331,024	2.50%, 4/1/31, Pool #G16186	304,614
570,000	Class A2 , Series K1422.40%, 3/25/32, Callable 3/25/32 @ 100.00	482,652
2,300,000	Class A2 , Series K1442.45%, 4/25/32, Callable 5/25/32 @ 100.00	1,934,894
5,130,000	Class A2 , Series K1452.58%, 5/25/32, Callable 6/25/32 @ 100.00	4,355,281
1,740,000	Class A2 , Series WI-K1462.92%, 7/25/32	1,534,492
6,574	3.00%, 10/1/32, Pool #J37706	6,162
9,169	3.00%, 11/1/32, Pool #J37835	8,592
6,574	3.00%, 12/1/32, Pool #J38060	6,163
2,260,449	2.50%, 4/1/33, Pool #ZS8087	2,071,914
109,851	3.50%, 1/1/34, Pool #ZS9068	100,218
68,334	5.50%, 2/1/35, Pool #G04692	68,892
413,793	3.50%, 5/1/35, Pool #SC0063	400,718
1,269,487	2.00%, 2/1/36, Pool #SB8507	1,126,061
46,649	3.00%, 9/1/37, Pool #ZA2471	42,181
960,973	3.00%, 6/1/38, Pool #SC0111	868,267
108,374	6.00%, 4/1/39, Pool #G07613	119,828
15,552	4.50%, 12/1/39, Pool #A90196	15,363

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$481,854	3.50%, 1/1/40, Pool #RB5028	$438,124
61,255	3.50%, 2/1/40, Pool #RB5034	55,687
15,779	4.50%, 7/1/40, Pool #A93010	15,485
16,854	4.00%, 8/1/40, Pool #A93534	16,100
118,526	4.00%, 9/1/40, Pool #A93851	112,168
326,446	4.50%, 9/1/40, Pool #A93700	316,962
23,391	4.00%, 10/1/40, Pool #A95923	22,674
16,212	4.00%, 11/1/40, Pool #A94977	15,711
16,396	4.00%, 11/1/40, Pool #A94779	15,886
15,532	4.00%, 11/1/40, Pool #A95144	15,054
1,075	4.00%, 4/1/41, Pool #Q00093	1,028
43,274	4.50%, 5/1/41, Pool #Q00959	42,640
35,870	4.50%, 5/1/41, Pool #Q00804	35,346
238,888	Class FL , Series 42483.27%(US0001M+45bps), 5/15/41	237,621
264,060	5.50%, 6/1/41, Pool #G07553	271,714
18,423	4.00%, 10/1/41, Pool #Q03841	17,502
27,478	4.00%, 10/1/41, Pool #Q04022	26,091
57,104	5.00%, 10/1/41, Pool #G07642	56,781
372,194	2.00%, 2/1/42, Pool #RB5145	310,307
1,949,716	2.00%, 3/1/42, Pool #RB5148	1,625,386
387,486	2.00%, 4/1/42, Pool #RB5153	325,199
144,401	3.50%, 4/1/42, Pool #C03811	135,410
130,211	3.50%, 4/1/42, Pool #Q07417	122,727
4,312	3.50%, 5/1/42, Pool #Q08306	3,991
12,545	3.50%, 5/1/42, Pool #Q08239	11,610
17,935	3.50%, 8/1/42, Pool #Q12162	16,911
114,215	3.50%, 8/1/42, Pool #G07106	107,692
7,012	3.50%, 10/1/42, Pool #Q11909	6,609
175,990	3.00%, 1/1/43, Pool #Q14866	157,605
68,313	3.00%, 3/1/43, Pool #Q16403	60,847
131,600	3.00%, 3/1/43, Pool #Q16673	117,073
76,252	3.50%, 6/1/43, Pool #Q18718	69,882
124,595	3.50%, 7/1/43, Pool #Q20206	113,128
52,040	4.00%, 9/1/43, Pool #Q21579	48,943
101,562	4.50%, 12/1/43, Pool #G60018	97,925
172,438	4.50%, 12/1/43, Pool #Q23779	166,916
13,412	3.50%, 1/1/44, Pool #Q24368	12,173
1,018,103	Class XZ , Series 43164.50%, 3/15/44	1,011,386
56,590	4.00%, 4/1/44, Pool #Q25643	53,621
576,855	3.50%, 4/1/44, Pool #G07848	523,698
1,038,500	Class ZX , Series 43524.00%, 4/15/44	993,303
13,673	3.50%, 5/1/44, Pool #Q26218	12,840
69,254	3.50%, 6/1/44, Pool #Q28764	65,291
1,894,156	3.00%, 6/1/44, Pool #SD0498	1,666,037
12,596	3.50%, 7/1/44, Pool #Q27319	11,824
47,810	4.00%, 7/1/44, Pool #G60901	45,541
1,977,300	3.50%, 9/1/44, Pool #SD0481	1,823,492
21,125	3.50%, 9/1/44, Pool #Q28604	19,825
2,170,766	4.00%, 1/1/45, Pool #SD0490	2,059,581
1,906,474	4.00%, 1/1/45, Pool #SD0478	1,812,948
7,085	4.00%, 2/1/45, Pool #Q31128	6,803
15,753	4.00%, 2/1/45, Pool #Q31338	15,133
2,911,371	4.00%, 9/1/45, Pool #SD0507	2,823,273
14,716	3.50%, 9/1/45, Pool #Q36302	13,764
17,896	4.00%, 12/1/45, Pool #Q37957	17,036
21,713	4.00%, 12/1/45, Pool #Q37955	20,854
1,325,210	3.50%, 3/1/46, Pool #SD0485	1,224,407
418,031	Class FB , Series 46063.32%(US0001M+50bps), 8/15/46	416,007
676,928	3.00%, 9/1/46, Pool #Q42979	591,333

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$237,874	3.00%, 9/1/46, Pool #G60718	$207,943
248,110	3.50%, 9/1/46, Pool #SD0486	227,908
68,804	3.00%, 12/1/46, Pool #Q45083	60,820
811,447	3.00%, 12/1/46, Pool #V82781	720,683
248,774	3.00%, 12/1/46, Pool #Q45064	217,506
141,533	3.00%, 12/1/46, Pool #Q45080	124,379
677,176	3.00%, 2/1/47, Pool #SD0496	603,405
392,264	3.50%, 3/1/47, Pool #G60968	378,856
918,620	4.50%, 7/1/47, Pool #G61047	896,083
694,838	4.00%, 7/1/47, Pool #SD0504	660,651
369,788	3.50%, 10/1/47, Pool #G61178	343,180
465,361	3.50%, 12/1/47, Pool #G61208	431,931
96,200	3.50%, 1/1/48, Pool #Q53648	87,627
61,169	3.50%, 1/1/48, Pool #Q53630	56,793
414,543	3.50%, 1/1/48, Pool #ZS4751	378,140
417,445	3.50%, 2/1/48, Pool #ZT1353	382,000
637,645	4.00%, 4/1/48, Pool #SD0489	608,358
3,077,784	4.00%, 8/1/48, Pool #SD0492	2,910,513
1,027,382	4.50%, 8/1/48, Pool #G67715	1,012,119
2,393,140	4.00%, 5/1/49, Pool #SD0488	2,258,993
12,642	3.00%, 7/1/50, Pool #QB1158	11,320
110,808	3.00%, 7/1/50, Pool #QB1479	98,038
541,034	2.50%, 7/1/50, Pool #QB1193	459,224
13,699	3.00%, 7/1/50, Pool #QB1488	12,060
29,913	3.00%, 7/1/50, Pool #QB1486	26,361
852,713	3.00%, 8/1/50, Pool #RA3313	745,229
873,058	3.00%, 8/1/50, Pool #RA3282	773,491
89,323	3.00%, 8/1/50, Pool #QB2339	78,711
799,586	1.50%, 8/1/50, Pool #RA3217	612,134
294,545	2.00%, 8/1/50, Pool #QB2296	240,851
5,815,988	3.00%, 9/1/50, Pool #SD0592	5,135,117
1,999,989	1.50%, 10/1/50, Pool #SD8082	1,531,004
645,569	2.00%, 11/1/50, Pool #SD7528	527,514
956,168	4.00%, 12/1/50, Pool #SD0520	911,125
1,127,371	3.00%, 12/1/50, Pool #SD0519	999,259
4,056,357	2.50%, 2/1/51, Pool #SD7534	3,448,720
5,573,467	2.00%, 3/1/51, Pool #SD8134	4,522,982
2,125,953	2.00%, 4/1/51, Pool #SD7539	1,734,350
1,149,734	2.00%, 5/1/51, Pool #SD7541	938,905
8,944,305	2.50%, 5/1/51, Pool #RA5077	7,596,036
2,547,494	2.50%, 5/1/51, Pool #SD0702	2,168,215
1,236,736	3.00%, 7/1/51, Pool #SD7544	1,082,797
3,733,676	2.00%, 7/1/51, Pool #SD0716	3,030,240
807,125	2.00%, 9/1/51, Pool #SD8172	654,834
794,839	2.00%, 9/1/51, Pool #SD0730	648,476
1,068,764	2.00%, 9/1/51, Pool #SD0732	872,590
3,525,823	2.00%, 10/1/51, Pool #RA6071	2,855,353
1,070,273	3.00%, 10/1/51, Pool #RA6015	935,254
7,846,404	2.50%, 11/1/51, Pool #SD7548	6,645,413
2,437,212	2.50%, 11/1/51, Pool #RA6397	2,060,245
1,161,098	2.00%, 12/1/51, Pool #SD0786	940,452
5,924,370	2.00%, 12/1/51, Pool #SD8182	4,806,204
1,110,530	2.00%, 12/1/51, Pool #SD0785	906,936
212,383	2.00%, 12/1/51, Pool #SD0789	173,196
4,782,540	2.50%, 12/1/51, Pool #RA6388	4,034,963
431,194	2.00%, 12/1/51, Pool #SD0783	349,445
2,716,208	2.00%, 1/1/52, Pool #SD0892	2,199,960
24,635,947	2.50%, 1/1/52, Pool #SD7552	20,839,010
7,441,450	2.50%, 1/1/52, Pool #SD0923	6,269,162
2,018,586	2.00%, 1/1/52, Pool #SD0894	1,637,678
8,432,800	2.00%, 1/1/52, Pool #SD7549	6,888,155
911,025	3.00%, 2/1/52, Pool #SD7550	803,253
1,416,180	2.00%, 2/1/52, Pool #RA6768	1,146,518
24,644,418	3.00%, 3/1/52, Pool #SD7553	21,489,228
1,066,422	3.50%, 6/1/52, Pool #SD1053	965,294

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$1,155,947	3.50%, 6/1/52, Pool #SD1049	$1,046,320
433,787	3.50%, 6/1/52, Pool #SD1086	392,615
3,561,344	3.00%, 8/1/52, Pool #SD7556	3,126,806

		181,908,610

Federal Home Loan Bank (0.3%)
3,020,000	0.92%, 2/26/27, Callable 11/26/22 @ 100.00, TBA	2,624,909
4,080,000	3.56%, 5/16/33, TBA	3,790,132

		6,415,041

Total U.S. Government Agency Mortgages (Cost $794,456,482)		722,708,461

U.S. Treasury Obligations (23.9%):
U.S. Treasury Bonds (11.5%)
2,480,000	5.38%, 2/15/31	2,737,688
14,025,000	4.75%, 2/15/37	15,532,687
10,000,000	5.00%, 5/15/37	11,332,813
12,855,000	1.13%, 8/15/40	7,954,031
35,585,000	1.88%, 2/15/41	25,176,388
30,115,000	1.75%, 8/15/41	20,581,720
17,020,000	2.00%, 11/15/41	12,174,619
29,385,000	3.13%, 11/15/41(d)	25,546,584
5,045,000	2.38%, 2/15/42	3,864,943
7,022,500	3.63%, 8/15/43	6,546,287
1,205,000	3.13%, 8/15/44	1,029,710
15,000	2.50%, 2/15/45	11,435
955,000	3.00%, 5/15/45	797,425
1,770,000	2.88%, 8/15/45	1,445,039
12,235,000	3.00%, 11/15/45	10,212,402
22,700,000	2.25%, 8/15/46	16,358,188
6,855,000	2.88%, 11/15/46	5,601,820
3,105,000	2.75%, 11/15/47	2,485,941
5,645,000	3.00%, 2/15/48	4,755,912
30,570,000	3.13%, 5/15/48(d)	26,462,156
4,055,000	3.38%, 11/15/48	3,695,119
8,700,000	3.00%, 2/15/49	7,428,984
125,000	2.88%, 5/15/49	104,258
10,975,000	1.25%, 5/15/50	6,139,141
8,590,000	1.38%, 8/15/50	4,974,147
5,954,000	1.63%, 11/15/50	3,695,201
1,102,000	1.88%, 11/15/51	728,525
629,000	2.25%, 2/15/52	456,811
2,633,000	2.88%, 5/15/52	2,208,017
9,374,000	3.00%, 8/15/52	8,095,328

		238,133,319

U.S. Treasury Inflation Index Bonds (1.1%)
24,090,000	0.13%, 4/15/27	23,291,860

U.S. Treasury Notes (11.3%)
1,595,000	1.75%, 3/15/25	1,501,792
3,164,000	0.50%, 3/31/25	2,886,161
16,246,000	0.38%, 4/30/25	14,712,784
13,710,000	0.25%, 5/31/25	12,332,573
12,997,000	2.88%, 6/15/25	12,536,013
27,745,000	3.00%, 7/15/25	26,817,277
101,070,000	3.13%, 8/15/25	97,990,523
40,674,000	3.50%, 9/15/25	39,847,809
890,000	3.00%, 10/31/25	858,294
1,550,000	2.88%, 11/30/25	1,487,758
7,810,000	0.38%, 12/31/25	6,906,969
4,310,000	0.50%, 2/28/26	3,803,575
2,435,000	2.38%, 4/30/26	2,289,280
5,455,000	1.25%, 6/30/28	4,675,958
7,120,000	0.63%, 5/15/30	5,609,225

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$925,000	0.63%, 8/15/30	$724,391

		234,980,382

Total U.S. Treasury Obligations (Cost $579,631,647)		496,405,561

Certificate of Deposit (1.3%):
$26,335,000	MUFG Bank, Ltd.,, 3.26%, 1/27/23	26,257,838

Total Certificate of Deposit (Cost $26,335,000)		26,257,838

Short-Term Security Held as Collateral for Securities on Loan (0.1%):
2,839,882	BlackRock Liquidity FedFund, Institutional Class , 2.77%(c)(e)	2,839,882

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,839,882)		2,839,882

Shares		Value
Unaffiliated Investment Company (2.6%):

Money Markets (2.6%):
53,123,892	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(c)	53,123,892

Total Unaffiliated Investment Company (Cost $53,123,892)		53,123,892

Total Investment Securities (Cost $2,527,597,506) — 106.5%		2,214,756,807
Net other assets (liabilities) — (6.5)%		(135,341,091)

Net Assets — 100.0%		$2,079,415,716

Percentages indicated are based on net assets as of September 30, 2022.

EUR003M	-	3 Month EUR LIBOR
EUAMDB01	-	1 Year EUR LIBOR
EUSA1	-	Euro 1 Year Swap Rate
EUSA5	-	Euro 5 Year Swap Rate
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	—	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $2,725,214.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2022.

(c)	The rate represents the effective yield at September 30, 2022.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Securities Sold Short (-3.3%):

At September 30, 2022, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	3.00%	10/25/36	$(453,000)	$(432,403)	$(420,228)
Federal National Mortgage Association, TBA	4.00%	11/25/52	(1,800,000)	(1,724,063)	(1,667,813)
Federal National Mortgage Association, TBA	2.50%	11/25/52	(13,682,500)	(11,779,730)	(11,479,938)
Federal National Mortgage Association, TBA	3.00%	11/25/36	(74,000)	(68,600)	(68,721)
Federal National Mortgage Association, TBA	3.00%	11/25/52	(17,405,768)	(15,447,460)	(15,126,700)
Federal National Mortgage Association, TBA	1.50%	10/25/52	(664,800)	(538,426)	(508,260)
Federal National Mortgage Association, TBA	1.50%	11/25/51	(344,000)	(262,300)	(262,999)
Federal National Mortgage Association, TBA	2.00%	11/25/51	(19,826,512)	(16,494,497)	(16,037,789)
Federal National Mortgage Association, TBA	2.00%	10/25/52	(127,000)	(105,936)	(102,751)
Federal National Mortgage Association, TBA	2.00%	11/25/37	(853,000)	(750,240)	(751,173)
Federal National Mortgage Association, TBA	1.50%	11/25/36	(500,000)	(427,344)	(427,969)
Federal National Mortgage Association, TBA	2.50%	11/25/36	(261,000)	(236,083)	(236,376)
Federal National Mortgage Association, TBA	3.00%	10/25/52	(1,976,000)	(1,700,595)	(1,718,194)
Federal National Mortgage Association, TBA	3.50%	10/25/37	(286,766)	(280,598)	(270,680)
Federal National Mortgage Association, TBA	3.50%	10/25/52	(8,400,945)	(7,666,576)	(7,556,913)
Federal National Mortgage Association, TBA	4.00%	10/25/52	(8,599,000)	(7,953,463)	(7,972,885)
Government National Mortgage Association
Government National Mortgage Association, TBA	2.00%	11/20/51	(730,000)	(606,584)	(607,611)
Government National Mortgage Association, TBA	2.50%	11/20/52	(4,706,400)	(4,118,145)	(4,036,290)

				$(70,593,043)	$(69,253,290)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Day Federal Funds September Futures (U.S. Dollar)	9/30/22	46	$(18,677,973)	$2,579
Euro Buxl 30-Year Bond December Futures (Euro)	12/8/22	11	(1,580,621)	139,012
Euro-Bobl December Futures (Euro)	12/8/22	111	(13,025,105)	313,782
Euro-Bobl December Futures (Euro)	12/8/22	96	(13,027,839)	615,370
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	23	(2,577,438)	6,187
U.S. Treasury 30-Year Bond December Futures (U.S. Dollar)	12/20/22	116	(14,663,125)	1,212,507
Ultra Long Term U.S. Treasury Bond December Futures (U.S. Dollar)	12/20/22	126	(17,262,000)	1,285,339

				$3,574,776

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro Schatz Index December Futures (Euro)	12/8/22	18	$1,890,202	$(16,367)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	29	3,436,047	3,053
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	1/2/23	1,301	267,213,203	(3,026,552)
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	1/2/23	1,192	128,149,313	(2,865,502)

				$(5,905,368)

Total Net Futures Contracts				$(2,330,592)

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Forward Currency Contracts

At September 30, 2022, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	97,632	European Euro	96,700	NatWest	12/14/22	$2,317
U.S. Dollar	44,209,413	European Euro	44,041,000	NatWest	12/21/22	766,014
U.S. Dollar	141,822	European Euro	141,000	Toronto Dominion Bank	12/21/22	2,736

Total Net Forward Currency Contracts						$771,067

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (37.5%):
Aerospace & Defense (1.0%):
9,477	General Dynamics Corp.	$2,010,735
8,407	Huntington Ingalls Industries, Inc.	1,862,151
9,225	Lockheed Martin Corp.	3,563,525
5,463	Moog, Inc., Class A	384,322
5,408	Northrop Grumman Corp.	2,543,491
26,416	Parsons Corp.*	1,035,507
40,454	Textron, Inc.	2,356,850

		13,756,581

Air Freight & Logistics (0.2%):
9,567	United Parcel Service, Inc., Class B	1,545,453
26,818	XPO Logistics, Inc.*	1,193,938

		2,739,391

Airlines (0.1%):
11,875	Alaska Air Group, Inc.*	464,906
20,344	Southwest Airlines Co.*	627,409
22,827	United Airlines Holdings, Inc.*	742,562

		1,834,877

Automobiles (0.8%):
23,481	Harley-Davidson, Inc.	819,017
40,170	Tesla, Inc.*	10,655,093

		11,474,110

Banks (1.3%):
175,693	Bank of America Corp.	5,305,929
204	Citigroup, Inc.	8,501
1,528	East West Bancorp, Inc.	102,590
23,955	Fifth Third Bancorp	765,602
5,253	First Financial Bankshares, Inc.	219,733
6,948	First Republic Bank	907,061
64,885	JPMorgan Chase & Co.	6,780,482
9,305	PNC Financial Services Group, Inc. (The)	1,390,353
13,678	U.S. Bancorp	551,497
29,329	Wells Fargo & Co.	1,179,612

		17,211,360

Beverages (0.7%):
20,515	Brown-Forman Corp., Class B	1,365,684
87,326	Coca-Cola Co. (The)	4,892,003
260	Coca-Cola Consolidated, Inc.	107,050
3,908	Constellation Brands, Inc., Class A	897,589
13,151	PepsiCo, Inc.	2,147,032

		9,409,358

Biotechnology (1.1%):
9,768	AbbVie, Inc.	1,310,963
20,648	Amgen, Inc.	4,654,059
6,960	Biogen, Inc.*	1,858,320
61,161	Gilead Sciences, Inc.	3,773,022
1,078	Incyte Corp.*	71,838
4,606	Moderna, Inc.*	544,660
2,217	Regeneron Pharmaceuticals, Inc.*	1,527,225
4,667	United Therapeutics Corp.*	977,176

		14,717,263

Building Products (0.1%):
713	Builders FirstSource, Inc.*	42,010
11,898	Owens Corning	935,302

		977,312

Capital Markets (0.4%):
2,123	BlackRock, Inc., Class A	1,168,244
1,733	Charles Schwab Corp. (The)	124,551
10,635	Goldman Sachs Group, Inc. (The)	3,116,587
368	Intercontinental Exchange, Inc.	33,249
4,705	Morgan Stanley	371,742
1,659	MSCI, Inc.	699,750

Shares		Value
Common Stocks, continued
Capital Markets, continued
10,084	Stifel Financial Corp.	$523,460

		6,037,583

Chemicals (0.4%):
6,425	CF Industries Holdings, Inc.	618,406
22,302	Chemours Co. (The)	549,745
16,077	Eastman Chemical Co.	1,142,271
30,381	Olin Corp.	1,302,737
22,298	Westlake Corp.	1,937,250

		5,550,409

Commercial Services & Supplies (0.5%):
5,178	Cintas Corp.	2,010,048
5,110	Copart, Inc.*	543,704
12,182	Republic Services, Inc.	1,657,239
14,123	Waste Management, Inc.	2,262,646

		6,473,637

Communications Equipment (0.4%):
137,173	Cisco Systems, Inc.	5,486,920
1,487	F5, Inc.*	215,213

		5,702,133

Construction & Engineering (0.1%):
7,287	AECOM	498,212
9,381	EMCOR Group, Inc.	1,083,318

		1,581,530

Construction Materials (0.0%†):
5,941	Eagle Materials, Inc.	636,756

Consumer Finance (0.1%):
13,605	Capital One Financial Corp.	1,253,973

Containers & Packaging (0.2%):
23,917	International Paper Co.	758,169
25,745	Sealed Air Corp.	1,145,910
42,244	Westrock Co.	1,304,917

		3,208,996

Distributors (0.0%†):
12,988	LKQ Corp.	612,384

Diversified Consumer Services (0.2%):
37,634	Service Corp. International	2,172,987

Diversified Financial Services (0.8%):
41,099	Berkshire Hathaway, Inc., Class B*	10,974,255

Diversified Telecommunication Services (0.4%):
1,791	Frontier Communications Parent, Inc.*	41,963
136,080	Verizon Communications, Inc.	5,166,958

		5,208,921

Electric Utilities (0.9%):
36,829	Duke Energy Corp.	3,425,834
20,713	FirstEnergy Corp.	766,381
37,308	Hawaiian Electric Industries, Inc.	1,293,095
49,744	NextEra Energy, Inc.	3,900,427
1,305	NRG Energy, Inc.	49,943
9,668	Portland General Electric Co.	420,171
1,354	Southern Co. (The)	92,072
41,097	Xcel Energy, Inc.	2,630,208

		12,578,131

Electrical Equipment (0.3%):
193	Acuity Brands, Inc.	30,392
6,183	AMETEK, Inc.	701,214
18,300	Atkore, Inc.*	1,423,923
22,288	Emerson Electric Co.	1,631,927
921	Rockwell Automation, Inc.	198,116

		3,985,572

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.2%):
3,264	CDW Corp.	$509,445
6,405	Corning, Inc.	185,873
2,588	Keysight Technologies, Inc.*	407,248
7,206	National Instruments Corp.	271,954
77,066	Vontier Corp.	1,287,773
1,589	Zebra Technologies Corp., Class A*	416,334

		3,078,627

Energy Equipment & Services (0.1%):
1,770	Baker Hughes Co.	37,099
4,258	ChampionX Corp.	83,329
15,985	Halliburton Co.	393,551
8,144	NOV, Inc.	131,770
35,088	Schlumberger, Ltd.	1,259,659

		1,905,408

Entertainment (0.4%):
3,623	Activision Blizzard, Inc.	269,334
12,990	Electronic Arts, Inc.	1,503,073
6,564	Netflix, Inc.*	1,545,428
16,279	Walt Disney Co. (The)*	1,535,598

		4,853,433

Equity Real Estate Investment Trusts (0.6%):
6,661	American Tower Corp.	1,430,117
292	AvalonBay Communities, Inc.	53,783
2,700	Crown Castle, Inc.	390,285
2,322	EastGroup Properties, Inc.	335,157
3,513	Extra Space Storage, Inc.	606,730
6,728	Host Hotels & Resorts, Inc.	106,841
4,034	National Retail Properties, Inc.	160,795
7,921	National Storage Affiliates Trust	329,355
9,197	Public Storage	2,692,974
29,376	Realty Income Corp.	1,709,683
741	SBA Communications Corp.	210,926

		8,026,646

Food & Staples Retailing (0.7%):
6,317	Costco Wholesale Corp.	2,983,329
18,217	Kroger Co. (The)	796,994
301	Sprouts Farmers Market, Inc.*	8,353
45,090	Walmart, Inc.	5,848,173

		9,636,849

Food Products (0.6%):
12,725	Archer-Daniels-Midland Co.	1,023,726
18,571	General Mills, Inc.	1,422,724
2,984	JM Smucker Co. (The)	410,032
57,865	Kraft Heinz Co. (The)	1,929,798
49,382	Mondelez International, Inc., Class A	2,707,615
11,729	Tyson Foods, Inc., Class A	773,293

		8,267,188

Gas Utilities (0.1%):
9,926	Brookfield Infrastructure Corp., Class A	403,988
20,281	UGI Corp.	655,685

		1,059,673

Health Care Equipment & Supplies (0.8%):
56,207	Abbott Laboratories	5,438,589
278	ABIOMED, Inc.*	68,294
5,840	Danaher Corp.	1,508,414
1,763	DENTSPLY SIRONA, Inc.	49,981
4,336	Hologic, Inc.*	279,759
1,571	IDEXX Laboratories, Inc.*	511,832
2,684	Integra LifeSciences Holdings Corp.*	113,694
2,585	Intuitive Surgical, Inc.*	484,532
18,739	Medtronic plc	1,513,174

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,131	QuidelOrtho Corp.*	$80,844
2,361	Stryker Corp.	478,197
2,360	Teleflex, Inc.	475,446
3,144	Zimvie, Inc.*	31,031

		11,033,787

Health Care Providers & Services (1.4%):
28,175	CVS Health Corp.	2,687,050
12,770	DaVita, Inc.*	1,056,973
10,054	Elevance Health, Inc.	4,566,929
1,481	HCA Healthcare, Inc.	272,193
3,221	Laboratory Corp. of America Holdings	659,693
3,564	Quest Diagnostics, Inc.	437,267
17,985	UnitedHealth Group, Inc.	9,083,144

		18,763,249

Health Care Technology (0.2%):
13,575	Veeva Systems, Inc., Class A*	2,238,246

Hotels, Restaurants & Leisure (1.1%):
23,964	Airbnb, Inc., Class A*	2,517,179
1,492	Booking Holdings, Inc.*	2,451,669
2,600	Caesars Entertainment, Inc.*	83,876
1,034	Chipotle Mexican Grill, Inc.*	1,553,854
1,162	Choice Hotels International, Inc.	127,262
4,822	Expedia Group, Inc.*	451,773
8,913	Hyatt Hotels Corp., Class A*	721,596
16,139	McDonald’s Corp.	3,723,913
29,083	Starbucks Corp.	2,450,534
3,670	Yum! Brands, Inc.	390,268

		14,471,924

Household Durables (0.0%†):
44	NVR, Inc.*	175,432
826	TopBuild Corp.*	136,108

		311,540

Household Products (0.5%):
30,761	Colgate-Palmolive Co.	2,160,960
37,640	Procter & Gamble Co. (The)	4,752,050

		6,913,010

Industrial Conglomerates (0.4%):
33,790	3M Co.	3,733,795
8,225	Honeywell International, Inc.	1,373,328

		5,107,123

Insurance (0.6%):
3,264	Aon plc, Class A	874,328
31,699	Brown & Brown, Inc.	1,917,155
12,012	First American Financial Corp.	553,753
19,752	Loews Corp.	984,440
1,345	Marsh & McLennan Cos., Inc.	200,795
8,909	Progressive Corp. (The)	1,035,315
6,789	Travelers Cos., Inc. (The)	1,040,075
17,872	WR Berkley Corp.	1,154,174

		7,760,035

Interactive Media & Services (1.9%):
103,269	Alphabet, Inc., Class A*	9,877,680
85,667	Alphabet, Inc., Class C*	8,236,882
58,008	Meta Platforms, Inc., Class A*	7,870,525

		25,985,087

Internet & Direct Marketing Retail (1.4%):
148,520	Amazon.com, Inc.*	16,782,760
62,606	eBay, Inc.	2,304,527

		19,087,287

IT Services (1.5%):
623	Accenture plc, Class A	160,298

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
1,379	Amdocs, Ltd.	$109,561
4,867	Automatic Data Processing, Inc.	1,100,867
17,186	Cognizant Technology Solutions Corp., Class A	987,164
6,608	FleetCor Technologies, Inc.*	1,164,131
205	Gartner, Inc.*	56,721
10,226	GoDaddy, Inc., Class A*	724,819
18,676	Mastercard, Inc., Class A	5,310,334
5,060	Maximus, Inc.	292,822
4,933	Paychex, Inc.	553,532
20,460	PayPal Holdings, Inc.*	1,760,992
10,374	VeriSign, Inc.*	1,801,964
37,475	Visa, Inc., Class A	6,657,434

		20,680,639

Leisure Products (0.0%†):
9,443	Brunswick Corp.	618,044

Life Sciences Tools & Services (0.2%):
7,554	Agilent Technologies, Inc.	918,189
2,245	Bio-Rad Laboratories, Inc., Class A*	936,479
49,855	Sotera Health Co.*	340,011
2,222	Thermo Fisher Scientific, Inc.	1,126,976

		3,321,655

Machinery (0.5%):
24,002	Allison Transmission Holdings, Inc.	810,307
10,321	Caterpillar, Inc.	1,693,470
4,791	Cummins, Inc.	975,016
10,399	Parker-Hannifin Corp.	2,519,782
6,612	Pentair PLC	268,646

		6,267,221

Marine (0.0%†):
573	Matson, Inc.	35,251

Media (0.3%):
5,200	Altice USA, Inc., Class A*	30,316
115,454	Comcast Corp., Class A	3,386,266

		3,416,582

Metals & Mining (0.1%):
10,765	Nucor Corp.	1,151,747
748	Reliance Steel & Aluminum Co.	130,459

		1,282,206

Mortgage Real Estate Investment Trusts (0.0%†):
2,165	Blackstone Mortgage Trust, Inc., Class A	50,531

Multiline Retail (0.2%):
12,330	Dollar General Corp.	2,957,474

Multi-Utilities (0.6%):
30,423	Consolidated Edison, Inc.	2,609,076
26,333	Public Service Enterprise Group, Inc.	1,480,705
11,274	Sempra Energy	1,690,424
27,308	WEC Energy Group, Inc.	2,442,154

		8,222,359

Oil, Gas & Consumable Fuels (2.0%):
16,337	APA Corp.	558,562
816	Cheniere Energy, Inc.	135,382
733	Chesapeake Energy Corp.	69,056
41,586	Chevron Corp.	5,974,661
22,886	ConocoPhillips	2,342,153
13,008	Coterra Energy, Inc.	339,769
5,526	Denbury, Inc.*	476,673
7,892	Devon Energy Corp.	474,546
11,655	DT Midstream, Inc.	604,778
16,173	EOG Resources, Inc.	1,807,009
5,405	EQT Corp.	220,254

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
79,597	Exxon Mobil Corp.	$6,949,614
1,079	Hess Corp.	117,600
43,531	Kinder Morgan, Inc.	724,356
23,549	Marathon Oil Corp.	531,736
16,264	Marathon Petroleum Corp.	1,615,503
5,633	Murphy Oil Corp.	198,113
23,835	Occidental Petroleum Corp.	1,464,661
12,565	Phillips 66	1,014,247
2,402	Pioneer Natural Resources Co.	520,105
4,011	Sanchez Energy Corp.*(a)	198,316
16,460	Targa Resources Corp.	993,196
4,281	Valero Energy Corp.	457,425

		27,787,715

Pharmaceuticals (2.3%):
77,071	Bristol-Myers Squibb Co.	5,478,977
15,013	Eli Lilly & Co.	4,854,454
58,494	Johnson & Johnson	9,555,580
50,144	Merck & Co., Inc.	4,318,401
157,402	Pfizer, Inc.	6,887,912

		31,095,324

Professional Services (0.2%):
2,424	Booz Allen Hamilton Holding Corp.	223,857
11,259	CoStar Group, Inc.*	784,189
5,279	Leidos Holdings, Inc.	461,754
11,510	Robert Half International, Inc.	880,515
10,349	TriNet Group, Inc.*	737,056

		3,087,371

Real Estate Management & Development (0.0%†):
4,534	CBRE Group, Inc., Class A*	306,090
1,200	Jones Lang LaSalle, Inc.*	181,284

		487,374

Road & Rail (0.4%):
71,639	CSX Corp.	1,908,463
2,227	Norfolk Southern Corp.	466,891
18,066	Union Pacific Corp.	3,519,618

		5,894,972

Semiconductors & Semiconductor Equipment (1.5%):
13,802	Applied Materials, Inc.	1,130,798
12,013	Broadcom, Inc.	5,333,892
74,877	Intel Corp.	1,929,580
28,785	Microchip Technology, Inc.	1,756,748
436	Micron Technology, Inc.	21,844
28,771	NVIDIA Corp.	3,492,512
592	NXP Semiconductors NV	87,326
3,211	Qorvo, Inc.*	254,985
41,446	Qualcomm, Inc.	4,682,569
10,733	Texas Instruments, Inc.	1,661,254

		20,351,508

Software (2.9%):
15,524	Adobe, Inc.*	4,272,205
19,647	Box, Inc.*	479,190
108,096	Dropbox, Inc., Class A*	2,239,749
121,704	Microsoft Corp.	28,344,862
2,144	RingCentral, Inc., Class A*	85,674
11,784	Salesforce, Inc.*	1,695,010
9,715	Synopsys, Inc.*	2,968,030
2,227	Workday, Inc., Class A*	338,994

		40,423,714

Specialty Retail (0.7%):
5,929	AutoNation, Inc.*	603,987
19,139	Home Depot, Inc. (The)	5,281,216
11,766	Lowe’s Cos., Inc.	2,209,773

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
1,569	RH*	$386,084
1,423	Ulta Beauty, Inc.*	570,893
3,131	Williams-Sonoma, Inc.	368,988

		9,420,941

Technology Hardware, Storage & Peripherals (2.6%):
252,040	Apple, Inc.	34,831,928
13,977	NetApp, Inc.	864,477

		35,696,405

Textiles, Apparel & Luxury Goods (0.1%):
14,958	NIKE, Inc., Class B	1,243,309
8,658	Tapestry, Inc.	246,147

		1,489,456

Thrifts & Mortgage Finance (0.0%†):
9,502	TFS Financial Corp.	123,526

Tobacco (0.2%):
33,165	Altria Group, Inc.	1,339,203
15,587	Philip Morris International, Inc.	1,293,877

		2,633,080

Trading Companies & Distributors (0.1%):
13,484	Boise Cascade Co.	801,758
8,333	MSC Industrial Direct Co., Inc.	606,726

		1,408,484

Water Utilities (0.1%):
12,348	American Water Works Co., Inc.	1,607,216

Total Common Stocks (Cost $569,366,884)		514,955,679

Preferred Stock (0.0%†):

Electric Utilities (0.0%†):
1,000	PG&E Corp., 5.50%, 8/16/23	114,240

Total Preferred Stock (Cost $117,395)		114,240

Contracts		Value
Warrants (0.0%†):

Oil, Gas & Consumable Fuels (0.0%†):
63	California Resources Corp., 10/27/24*	655
2,121	Occidental Petroleum Corp., 8/3/27	84,034

Total Warrants (Cost $20,366)		84,689

Principal Amount		Value
Asset Backed Securities (0.6%):
$711,761	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(b)	559,569
248,126	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	176,443
128,659	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	85,396
197,920	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	128,360
777,561	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	616,606
160,110	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	67,570
1,409,025	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(b)	1,122,019
134,896	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	108,835

Principal Amount		Value
Asset Backed Securities, continued
$1,035,723	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(b)	$843,847
69,351	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	65,579
517,679	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	450,768
210,780	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	181,817
195,200	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(b)	163,274
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	141,988
157,544	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	137,844
367,477	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(b)	317,501
351,440	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	320,597
205,531	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(b)	171,731
199,389	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	160,566
213,950	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	180,923
553,220	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @ 100(b)	447,874
615,905	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(b)	533,857
229,424	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	189,054
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	144,342
221,244	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	183,204
324,973	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	268,760
222,103	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	192,409
297,036	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	233,152

Total Asset Backed Securities (Cost $10,148,528)		8,193,885

Collateralized Mortgage Obligations (6.1%):
250,000	Aimco CLO, Class AR, Series 2018-BA, 3.61%(US0003M+110bps), 1/15/32, Callable 10/15/22 @ 100(b)	243,984

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$523,000	Aimco CLO 11, Ltd., Class AR, Series 2020-11A, 3.87%(US0003M+113bps), 10/17/34, Callable 10/17/23 @ 100(b)	$498,803
387,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 3.70%(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(b)	373,472
250,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 3.85%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(b)	237,734
2,812,000	Allegro CLO XIV, Ltd., Class A1, Series 2021-2A, 3.67%(US0003M+116bps), 10/15/34, Callable 10/15/23 @ 100(b)	2,683,320
624,000	Allegro CLO XV, Ltd., Class A, Series 2022-1A, 3.18%(TSFR3M+150bps), 7/20/35, Callable 7/20/24 @ 100(b)	601,208
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 3.83%(US0003M+132bps), 10/15/32, Callable 10/15/22 @ 100(b)	247,988
853,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 3.64%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(b)	817,087
273,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 3.58%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(b)	259,602
100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 5.00%(TSFR1M+215bps), 1/15/39(b)	95,893
555,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 4.00%(TSFR1M+115bps), 1/15/39(b)	540,216
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	163,967
105,000	BAMLL Commercial Mortgage Securities Trust, Class B, Series 2022-DKLX, 4.40%(TSFR1M+155bps), 1/15/39(b)	101,586
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 10/15/29 @ 100	26,104
310,000	Barings CLO, Ltd., Class A, Series 2020-4A, 3.93%(US0003M+122bps), 1/20/32, Callable 10/20/22 @ 100(b)	301,385
536,000	Barings CLO, Ltd., Class AR, Series 2020-1A, 3.66%(US0003M+115bps), 10/15/36, Callable 10/15/23 @ 100(b)	509,739
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c)	32,098
808,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A, 3.64%(US0003M+113bps), 1/15/35, Callable 10/15/23 @ 100(b)	766,163
139,000	BFLD Trust, Class A, Series 2020-OBRK, 4.87%(US0001M+205bps), 11/15/22(b)	134,439

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,835,000	BPR Trust, Class A, Series 2022-OANA, 4.74%(TSFR1M+190bps), 4/15/37(b)	$1,822,399
488,000	BPR Trust, Class B, Series 2022-OANA, 5.29%(TSFR1M+245bps), 4/15/37(b)	479,647
299,961	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 3.50%(US0003M+99bps), 4/15/29, Callable 10/15/22 @ 100(b)	293,608
393,140	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 4.48%(TSFR1M+156bps), 2/15/39(b)	370,117
393,140	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 4.88%(TSFR1M+196bps), 2/15/39(b)	365,706
169,971	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 3.74%(US0001M+92bps), 10/15/36(b)	167,424
220,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 4.27%(US0001M+145bps), 10/15/36(b)	212,979
393,140	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 4.23%(TSFR1M+131bps), 2/15/39(b)	373,547
1,305,487	BX Commercial Mortgage Trust, Class A, Series 2022-LP2, 3.93%(TSFR1M+101bps), 2/15/39(b)	1,253,887
5,017,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 3.82%(US0001M+100bps), 4/15/34(b)	4,888,763
309,400	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 4.62%(US0001M+180bps), 10/15/36(b)	297,747
155,550	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 4.07%(US0001M+125bps), 10/15/36(b)	150,881
124,100	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 3.90%(US0001M+108bps), 10/15/36(b)	121,002
76,300	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 5.44%(US0001M+263bps), 9/15/37(b)	66,462
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 4.72%(US0001M+190bps), 4/15/34(b)	113,152
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 4.42%(US0001M+160bps), 4/15/34(b)	108,066
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 4.12%(US0001M+130bps), 4/15/34(b)	165,455
730,000	BX Mortgage Trust, Class E, Series 2021-PAC, 4.77%(US0001M+195bps), 10/15/36(b)	669,573

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$216,000	BX Mortgage Trust, Class C, Series 2021-PAC, 3.92%(US0001M+110bps), 10/15/36(b)	$200,414
162,000	BX Mortgage Trust, Class B, Series 2021-PAC, 3.72%(US0001M+90bps), 10/15/36(b)	152,233
210,000	BX Mortgage Trust, Class D, Series 2021-PAC, 4.12%(US0001M+130bps), 10/15/36(b)	192,748
1,081,000	BX Mortgage Trust, Class A, Series 2021-PAC, 3.51%(US0001M+69bps), 10/15/36(b)	1,030,687
988,000	BX Trust, Class A, Series 2022-IND A, 4.41%(TSFR1M+149bps), 4/15/24(b)	962,027
504,000	BX Trust, Class B, Series 2022-IND, 4.86%(TSFR1M+194bps), 4/15/24(b)	483,808
114,000	BX Trust, Class C, Series 2022-IND, 5.21%(TSFR1M+229bps), 4/15/24(b)	110,201
472,000	BX Trust, Class A, Series 2022-GPA, 4.66%(TSFR1M+217bps), 10/15/39(b)	470,262
4,962,409	BX Trust, Class A, Series 2021-SOAR, 3.49%(US0001M+67bps), 6/15/38(b)	4,745,082
95,000	BX Trust, Class D, Series 2022-IND, 5.76%(TSFR1M+284bps), 4/15/24(b)	89,843
476,310	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 10/25/22 @ 100(b)(c)	452,338
17,105,000	Cedar Funding V CLO, Ltd., Class A1R, Series 2016-5A, 3.84%(US0003M+110bps), 7/17/31, Callable 10/17/22 @ 100(b)	16,675,444
235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 3.76%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(b)	222,453
643,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019-10A, 3.81%(US0003M+110bps), 10/20/32, Callable 10/20/22 @ 100(b)	618,288
485,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 3.91%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	465,517
942,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022-15A, 3.80%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	899,900
402,957	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 3.94%(US0001M+112bps), 6/15/34(b)	395,773
99,251	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 4.57%(US0001M+175bps), 6/15/34(b)	95,281

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$99,251	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 4.32%(US0001M+150bps), 6/15/34(b)	$96,896
45,865	CIM Retail Portfolio Trust, Class C, Series 2021-RETL, 5.12%(US0001M+230bps), 8/15/36(b)	44,954
153,000	CIM Retail Portfolio Trust, Class D, Series 2021-RETL, 5.87%(US0001M+305bps), 8/15/36(b)	149,337
791,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020-29A, 3.88%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(b)	757,278
410,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 4.02%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(b)	394,144
310,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 3.91%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(b)	293,822
920,000	Columbia Cent CLO 32, Ltd., Class A1, Series 2022-32A, 4.20%(TSFR3M+170bps), 7/20/34, Callable 1/24/24 @ 100(b)	887,650
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 7/15/24 @ 100	55,710
243,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 4.05%(US0001M+123bps), 5/15/36(b)	238,229
3,686,288	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(b)	3,342,566
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	196,045
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	92,187
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	96,495
860,000	CSMC Trust, Class D, Series 2017-PFHP, 5.07%(US0001M+225bps), 12/15/30(b)	857,017
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	96,046
527,000	Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A, 3.86%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	503,586
577,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 3.96%(US0003M+122bps), 1/18/32, Callable 10/18/22 @ 100(b)	560,912
723,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A, 3.66%(US0003M+115bps), 10/15/35, Callable 10/15/23 @ 100(b)	686,503
420,000	Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A, 4.11%(US0003M+113bps), 2/20/35, Callable 2/20/24 @ 100(b)	399,218

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 3.92%(US0003M+118bps), 4/17/33, Callable 10/17/22 @ 100(b)	$242,874
363,000	Eaton Vance CLO, Ltd., Class AR, Series 2019-1A, 3.61%(US0003M+110bps), 4/15/31, Callable 10/15/22 @ 100(b)	352,425
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 3.76%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(b)	242,739
930,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 3.66%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(b)	890,356
1,469,000	ELP Commercial Mortgage Trust, Class A, Series 2021-ELP, 3.52%(US0001M+70bps), 11/15/36(b)	1,398,825
531,727	Extended Stay America Trust, Class A, Series 2021-ESH, 3.90%(US0001M+108bps), 7/15/38(b)	519,348
303,134	Extended Stay America Trust, Class B, Series 2021-ESH, 4.20%(US0001M+138bps), 7/15/38(b)	293,310
223,624	Extended Stay America Trust, Class C, Series 2021-ESH, 4.52%(US0001M+170bps), 7/15/38(b)	214,303
447,247	Extended Stay America Trust, Class D, Series 2021-ESH, 5.07%(US0001M+225bps), 7/15/38(b)	428,139
508,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 4.28%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(b)	490,332
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 3.85%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(b)	238,686
643,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 3.77%(US0001M+95bps), 10/15/36(b)	606,080
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 3.97%(US0001M+115bps), 10/15/36(b)	95,175
100,000	GS Mortgage Securities Corp. Trust, Class C, Series 2021-IP, 4.37%(US0001M+155bps), 10/15/36(b)	94,149
800,000	INTOWN STAY Mortgage Trust, Class A, Series 2022, 5.33%(TSFR1M+249bps), 8/15/37, Callable 8/15/24 @ 100(b)	794,139
556,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 3.89%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(b)	527,257

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23, Callable 7/5/23 @ 100(b)	$40,181
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23, Callable 7/5/23 @ 100(b)	61,929
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23, Callable 7/5/23 @ 100(b)	85,278
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 4.22%(US0001M+140bps), 3/15/38(b)	91,471
280,147	Life Mortgage Trust, Class A, Series 2021-BMR, 3.52%(US0001M+70bps), 3/15/38(b)	269,242
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 3.92%(US0001M+110bps), 3/15/38(b)	92,013
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 4.57%(US0001M+175bps), 3/15/38(b)	90,710
98,297	Life Mortgage Trust, Class B, Series 2021-BMR, 3.70%(US0001M+88bps), 3/15/38(b)	93,078
1,420,000	Life Mortgage Trust, Class A1, Series 2022-BMR2, 4.14%(TSFR1M+130bps), 5/15/39, Callable 5/15/24 @ 100(b)	1,419,075
426,000	Life Mortgage Trust, Class D, Series 2022-BMR2, 5.39%(TSFR1M+254bps), 5/15/39, Callable 5/15/24 @ 100(b)	403,367
855,000	Life Mortgage Trust, Class B, Series 2022-BMR2, 4.64%(TSFR1M+179bps), 5/15/39, Callable 5/15/24 @ 100(b)	825,877
479,000	Life Mortgage Trust, Class C, Series 2022-BMR2, 4.94%(TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(b)	458,042
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 3.72%(US0003M+121bps), 1/15/32, Callable 10/15/22 @ 100(b)	242,321
320,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 3.88%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(b)	307,012
910,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 3.86%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(b)	861,711
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 3.63%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(b)	239,645
231,043	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 3.68%(US0003M+92bps), 1/22/28, Callable 10/22/22 @ 100(b)	227,097

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 3.73%(US0003M+102bps), 4/20/34, Callable 10/20/22 @ 100(b)	$241,985
280,000	Magnetite XXIX, Ltd., Class A, Series 2021-29A, 3.50%(US0003M+99bps), 1/15/34, Callable 10/15/22 @ 100(b)	271,516
250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 3.85%(US0003M+114bps), 10/20/34, Callable 10/20/23 @ 100(b)	238,943
968,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 3.91%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	925,879
260,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 3.62%(US0001M+80bps), 4/15/38(b)	250,250
315,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 3.78%(US0003M+107bps), 10/20/30, Callable 10/20/22 @ 100(b)	307,882
198,184	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 4.07%(US0001M+125bps), 6/15/35(b)	198,740
476,452	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 4.32%(US0001M+150bps), 6/15/35(b)	467,771
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100	124,109
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	53,186
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(b)(c)	49,891
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(b)	357,740
326,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 3.84%(US0003M+113bps), 10/20/34, Callable 10/20/23 @ 100(b)	312,630
17,385	Prima Capital CRE Securitization, Class A, Series 2021-9A, 4.44%(US0001M+145bps), 12/15/37, Callable 5/25/23 @ 100(b)	17,385
333,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A, 3.83%(US0003M+112bps), 4/20/34, Callable 4/20/23 @ 100(b)	319,433
130,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 5.50%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(b)	127,243
250,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 4.85%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(b)	244,624

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$360,000	SREIT Trust, Class C, Series 2021-MFP, 4.15%(US0001M+133bps), 11/15/38(b)	$340,198
580,000	SREIT Trust, Class B, Series 2021-MFP, 3.90%(US0001M+108bps), 11/15/38(b)	551,405
1,013,000	SREIT Trust, Class A, Series 2021-MFP, 3.55%(US0001M+73bps), 11/15/38(b)	976,346
237,000	SREIT Trust, Class D, Series 2021-MFP, 4.40%(US0001M+158bps), 11/15/38(b)	222,378
250,000	Stratus CLO, Ltd., Class A, Series 2022-1A, 4.03%(TSFR3M+175bps), 7/20/30, Callable 7/20/23 @ 100(b)	248,248
403,000	Symphony CLO XIX, Ltd., Class A, Series 2018-19A, 3.70%(US0003M+96bps), 4/16/31, Callable 10/16/22 @ 100(b)	394,706
500,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 3.79%(US0003M+108bps), 4/20/33, Callable 10/20/22 @ 100(b)	477,264
1,054,000	Symphony CLO XXXII, Ltd., Class A1, Series 2022-32A, 1.63%(TSFR3M+132bps), 4/23/35, Callable 4/23/24 @ 100(b)	1,013,785
285,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(b)	220,432
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(b)	15,287
564,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 3.89%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(b)	538,997
1,073,000	Voya CLO, Ltd., Class AR, Series 2020-3A, 3.86%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	1,023,209
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 3.98%(US0003M+127bps), 7/20/32, Callable 10/20/22 @ 100(b)	325,482
551,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 3.90%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(b)	527,354
185,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 4.02%(US0001M+120bps), 5/15/31(b)	180,061
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	147,326

Total Collateralized Mortgage Obligations (Cost $86,940,185)		83,513,968

Convertible Bonds (0.1%):
Entertainment (0.0%†):
25,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	24,992

Hotels, Restaurants & Leisure (0.0%†):
37,000	Booking Holdings, Inc., 0.75%, 5/1/25^	44,522

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Convertible Bonds, continued
Hotels, Restaurants & Leisure, continued
$27,000	Vail Resorts, Inc., 3.92%, 1/1/26	$23,824

		68,346

Leisure Products (0.0%†):
19,000	Callaway Golf Co., 2.75%, 5/1/26	24,786

Media (0.1%):
54,000	DISH Network Corp., 2.38%, 3/15/24	48,136
846,000	DISH Network Corp., 3.38%, 8/15/26	581,621

		629,757

Oil, Gas & Consumable Fuels (0.0%†):
31,702	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)	167,640
54,850	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)	290,047

		457,687

Professional Services (0.0%†):
16,000	FTI Consulting, Inc., 2.00%, 8/15/23	26,384
23,000	KBR, Inc., 2.50%, 11/1/23	40,346

		66,730

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	ON Semiconductor Corp., 1.63%, 10/15/23	24,472

Total Convertible Bonds (Cost $1,082,132)		1,296,770

Bank Loans (0.0%†):

Chemicals (0.0%†):
14,850	Consolidated Energy Term Incr B 1Ln, 0.00% (LIBOR+350bps)	14,182
19,900	Diversey Term B 1Ln, 0.00% (LIBOR+300bps), 9/14/28	18,298

		32,480

Construction & Engineering (0.0%†):
35,000	Convergint Tech Term 2Ln, 0.00% (LIBOR+675bps), 3/18/29	32,433
4,950	Convergint Tech Term B 1Ln, 0.00% (LIBOR+350bps), 3/31/28	4,604

		37,037

Diversified Consumer Services (0.0%†):
15,000	Ascend Learning Term 2Ln, 0.00% (LIBOR+575bps), 11/18/29	12,985
164,175	Ascend Learning Term Ln, 0.00% (LIBOR+350bps), 11/17/28	151,205

		164,190

Hotels, Restaurants & Leisure (0.0%†):
248,750	City Football Group Term B 1Ln, 0.00% (LIBOR+350bps), 7/9/28, Callable 11/10/22 @ 100	236,106
173,239	Diamond Sports Broadcasting Term B 1Ln, 0.00% (LIBOR+325bps), 8/24/26, Callable 11/10/22 @ 100	33,348
108,808	Golden Entertainment Term B 1Ln, 0.00% (LIBOR+300bps), 10/20/24, Callable 11/10/22 @ 100	107,503

		376,957

Industrial Products (0.0%†):
120,000	Brookfield Wec Holdings, Inc., 0.00%, 8/1/25	116,794

Software (0.0%†):
3,385	Ion Analytics Term 1Ln, 0.00% (LIBOR+400bps), 2/4/28	3,236

Principal Amount		Value
Bank Loans, continued
Software & Tech Services (0.0%†):
$106,884	athenahealth, 0.00%, 1/27/29	$95,554
18,116	athenahealth, 0.00%, 1/27/29	16,196

		111,750

Total Bank Loans (Cost $960,156)		842,444

Corporate Bonds (22.0%):
(0.1%):
2,052,000	Blackstone Private Credit Fund, 4.70%, 3/24/25^	1,940,125

Aerospace & Defense (0.4%):
1,145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	1,101,750
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	133,604
1,100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	955,079
100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	87,181
1,150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	982,168
310,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(b)	270,475
445,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(b)	383,813
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	4,544
145,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(b)	127,962
40,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 11/14/22 @ 103.44	37,800
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 11/14/22 @ 101.59	37,600
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 11/14/22 @ 103.75	33,337
1,655,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	1,435,713
310,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	249,550

		5,840,576

Air Freight & Logistics (0.0%†):
255,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(b)	219,300
237,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 11/14/22 @ 103.13(b)	236,704

		456,004

Auto Components (0.0%†):
125,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	89,531

Automobiles (0.2%):
485,000	Magallanes, Inc., 3.43%, 3/15/24(b)	468,516
265,000	Magallanes, Inc., 3.64%, 3/15/25(b)	251,107
519,000	Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100(b)	465,068
180,000	Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(b)	155,777
753,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	618,349
391,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	292,154

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Automobiles, continued
$576,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	$418,317
40,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(b)	28,000
270,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)	155,925
165,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(b)	123,956
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(b)	206,665

		3,183,834

Banks (2.9%):
3,840,000	Bank of America Corp., 4.20%, 8/26/24, MTN	3,773,480
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	395,017
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	145,374
1,300,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	1,148,183
980,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	730,187
6,359,000	Bank of America Corp., 5.02% (SOFR+216 bps), 7/22/33, Callable 7/22/32 @ 100	5,913,012
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	69,125
165,000	CIT Group, Inc., 6.13%, 3/9/28	163,350
2,455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	2,364,921
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,041,134
1,156,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	1,039,268
2,635,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	2,426,890
4,105,000	JPMorgan Chase & Co., 3.88%, 9/10/24	4,033,581
2,500,000	JPMorgan Chase & Co., 4.49% (SOFR+379 bps), 3/24/31, Callable 3/24/30 @ 100	2,264,588
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	143,842
5,828,000	JPMorgan Chase & Co., 4.59% (SOFR+180 bps), 4/26/33, Callable 4/26/32 @ 100	5,247,048
937,000	JPMorgan Chase & Co., 4.91% (SOFR+208 bps), 7/25/33, Callable 7/25/32 @ 100	866,932
3,705,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	3,455,268
1,099,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	995,881
2,645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	2,405,038

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$1,800,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	$1,561,113

		40,183,232

Beverages (0.6%):
2,400,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,135,278
3,100,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	2,764,254
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	125,538
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	326,774
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	274,774
2,445,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	2,355,572
285,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(b)	218,025

		8,200,215

Biotechnology (0.0%†):
555,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(b)	363,525

Building Products (0.1%):
795,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 10/27/22 @ 102.5(b)	725,437
120,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(b)	92,100
35,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(b)	29,225

		846,762

Capital Markets (2.0%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	442,975
2,707,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,471,699
888,000	Blackstone Private Credit Fund, 7.05%, 9/29/25(b)	877,790
315,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(b)	192,150
715,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	396,825
2,880,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	2,509,572
1,263,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	954,445
3,062,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	2,438,617

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	$127,975
50,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(b)	40,000
55,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(b)	42,487
380,000	Medline Borrower, LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(b)	304,000
55,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	44,275
1,100,000	Moody’s Corp., 3.75%, 3/24/25, Callable 2/24/25 @ 100	1,065,656
1,100,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,001,605
6,619,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	6,550,196
2,534,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	2,177,907
2,236,000	Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33, Callable 7/20/32 @ 100	2,079,912
150,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63(b)	112,500
100,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(b)	76,500
485,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 11/11/22 @ 108.06(b)	455,900
650,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(b)	499,687
2,296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	2,121,212
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	268,048
15,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(b)	10,725
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 11/14/22 @ 105.31(b)	15,225
55,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(b)	32,450

		27,310,333

Chemicals (0.2%):
15,000	CF Industries, Inc., 4.95%, 6/1/43	12,150
510,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100	438,600
915,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(b)	752,588
60,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31(b)	42,300
555,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13(b)	475,913
375,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	311,250

Principal Amount		Value
Corporate Bonds, continued
Chemicals, continued
$135,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	$96,525
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	23,687
350,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	260,750
350,000	WR Grace Holdings LLC, 5.63%, 10/1/24(b)	337,312
50,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(b)	43,076
125,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(b)	93,125

		2,887,276

Commercial Services & Supplies (0.1%):
125,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(b)	103,750
430,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(b)	380,550
615,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104.13	610,388
41,000	GEO Group, Inc. (The), 10.50%, 6/30/28, Callable 10/24/22 @ 103	40,590
85,000	GEO Group, Inc. (The), 9.50%, 12/31/28, Callable 10/24/22 @ 103(b)	78,624
25,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(b)	21,625
25,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(b)	15,031
45,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63(b)	26,887
270,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(b)	220,050

		1,497,495

Communications Equipment (0.1%):
405,000	CommScope, Inc., 6.00%, 3/1/26, Callable 11/14/22 @ 103(b)	372,600
205,000	CommScope, Inc., 7.13%, 7/1/28, Callable 7/1/23 @ 103.56^(b)	157,850
200,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	162,000
250,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(b)	199,062

		891,512

Construction & Engineering (0.1%):
25,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(b)	21,250
845,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 11/14/22 @ 102.13(b)	608,400
270,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(b)	228,825
55,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(b)	40,700
25,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(b)	19,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Construction & Engineering, continued
$785,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(b)	$635,850

		1,554,525

Consumer Discretionary Products (0.0%†):
275,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31(b)	227,563

Consumer Discretionary Services (0.1%):
160,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(b)	121,600
900,000	NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(b)	688,500

		810,100

Consumer Finance (1.7%):
2,090,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	2,068,049
90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	86,895
100,000	Ally Financial, Inc., 5.13%, 9/30/24	99,398
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	224,692
1,500,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	1,454,845
590,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	475,774
1,513,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	1,495,395
577,000	Capital One Financial Corp., 2.64% (SOFR+129 bps), 3/3/26, Callable 3/3/25 @ 100	535,846
740,000	Capital One Financial Corp., 4.99% (SOFR+216 bps), 7/24/26, Callable 7/24/25 @ 100	723,618
2,665,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	2,446,529
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	310,031
738,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	618,368
1,100,000	Capital One Financial Corp., 5.25% (SOFR+260 bps), 7/26/30, Callable 7/26/29 @ 100	1,022,842
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	240,476
2,253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	2,137,847
295,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	253,755
550,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	427,725
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	322,460
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	908,598
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	51,801
620,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	535,851

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$2,100,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	$2,030,167
445,000	OneMain Finance Corp., 6.88%, 3/15/25	417,744
295,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	229,362
155,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	113,925
430,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	299,925
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	240,056
797,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	775,789
3,605,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	3,149,184

		23,696,947

Consumer Staple Products (0.1%):
475,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100(b)	444,719
975,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100(b)	881,146

		1,325,865

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 10/24/22 @ 102.06(b)	4,138
190,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	143,212
65,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(b)	54,113

		201,463

Diversified Consumer Services (0.0%†):
232,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(b)	208,800
22,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	16,693
350,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(b)	326,812

		552,305

Diversified Financial Services (0.1%):
185,000	Acrisure LLC / Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(b)	142,450
38,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	37,800
358,000	Jackson Financial, Inc., 5.17%, 6/8/27, Callable 5/8/27 @ 100	345,839
452,000	Jackson Financial, Inc., 5.67%, 6/8/32, Callable 3/8/32 @ 100	416,285
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	11,100
130,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(b)	103,188

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	$482,005
155,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	130,588
150,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31, Callable 2/15/31 @ 100(b)	122,625
125,000	Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(b)	97,188

		1,889,068

Diversified Telecommunication Services (0.6%):
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	125,752
76,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	56,229
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	349,090
1,200,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	812,357
310,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	300,700
915,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	789,187
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	8,625
55,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(b)	48,675
25,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(b)	17,375
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(b)	129,500
640,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(b)	579,200
45,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	38,475
45,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(b)	37,125
5,496	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	4,273
155,000	Frontier Communications Holdings LLC, 6.00%, 1/15/30, Callable 10/15/24 @ 103(b)	120,512
60,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(b)	44,700
3,725,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,133,638
209,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	167,050
1,250,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	742,132

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$555,000	Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 8/15/23 @ 103.88(b)	$460,650
55,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 11/14/22 @ 100(b)	44,138

		8,009,383

Electric Utilities (0.8%):
782,000	Alabama Power Co., 3.05%, 3/15/32, Callable 12/15/31 @ 100	667,511
941,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 11/14/22 @ 103.38(b)	818,670
10,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(b)	8,600
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(b)	126,712
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	139,303
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(b)	41,450
587,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(b)	447,477
1,000,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	931,294
173,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(b)	155,395
1,075,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	974,083
210,000	Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31 @ 100(b)	176,183
156,000	Exelon Corp., 4.10%, 3/15/52, Callable 9/15/51 @ 100(b)	120,130
2,000,000	FirstEnergy Corp., 7.38%, 11/15/31	2,191,952
255,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	223,763
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	130,560
17,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(b)	16,235
430,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	396,675
20,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(b)	16,150
40,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(b)	31,300
294,886	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	284,565
795,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	584,428
1,370,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	1,181,625
311,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	267,460

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$605,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 10/24/22 @ 102.5(b)	$542,988

		10,474,509

Electrical Equipment (0.0%†):
55,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	44,275
65,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	53,788
310,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(b)	248,775

		346,838

Electronic Equipment, Instruments & Components (0.0%†):
565,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(b)	466,125

Energy Equipment & Services (0.0%†):
400,000	Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75(b)	370,000

Entertainment (0.2%):
310,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(b)	252,263
3,000,000	Walt Disney Co. (The), 3.80%, 3/22/30	2,725,125

		2,977,388

Equity Real Estate Investment Trusts (1.5%):
371,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	304,629
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,006,814
1,265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	1,126,916
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	55,205
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	339,829
68,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	59,735
93,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	68,419
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	9,950
45,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(b)	37,069
430,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(b)	335,416
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	60,975
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	51,692
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	355,159

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	$719,364
114,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	113,451
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	98,733
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,186,385
2,482,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	2,021,386
133,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	101,666
189,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	134,573
15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	12,932
1,214,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	894,730
297,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(b)	278,352
97,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(b)	85,031
74,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(b)	62,537
40,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	29,900
40,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	32,600
45,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	30,881
310,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	204,600
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	92,128
1,277,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	1,106,411
212,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	171,274
272,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	204,740
2,200,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	1,995,576
581,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	413,595
780,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 11/14/22 @ 103.94(b)	758,550
355,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b)	225,425
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	120,003
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	304,470
1,430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	1,319,032
60,000	Vici Properties, 3.50%, 2/15/25, Callable 11/14/22 @ 101.75(b)	55,425

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$335,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(b)	$302,756
93,000	VICI Properties LP, 4.38%, 5/15/25	88,466
249,000	VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	220,054
72,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	61,062
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	394,410
3,000,000	WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26 @ 100	2,848,863
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	58,165

		20,559,334

Financial Services (0.1%):
70,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(b)	63,525
120,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(b)	83,400
640,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(b)	523,200
70,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(b)	59,850

		729,975

Food & Staples Retailing (0.1%):
25,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(b)	22,250
50,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(b)	40,250
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(b)	508,200
445,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 11/14/22 @ 103.44(b)	441,663
335,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 11/14/22 @ 102.75(b)	304,012
70,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(b)	58,275
93,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	94,020
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	147,783
45,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(b)	41,963
160,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(b)	135,800
60,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	49,950

		1,844,166

Principal Amount		Value
Corporate Bonds, continued
Food Products (0.2%):
$110,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(b)	$80,300
154,000	JBS Finance Luxembourg Sarl, 3.63%, 1/15/32, Callable 1/15/27 @ 101.81(b)	120,120
880,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	810,700
1,375,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(b)	1,014,062
350,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(b)	281,750
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(b)	41,175
69,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(b)	55,890
270,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	216,338

		2,620,335

Health Care (0.0%†):
200,000	180 Medical, Inc., 3.88%, 10/15/29, Callable 10/7/24 @ 101.94(b)	168,500
55,000	Garden Spinco Corp., 8.63%, 7/20/30, Callable 7/20/27 @ 102.16(b)	56,788

		225,288

Health Care Equipment & Supplies (0.1%):
400,000	Hologic, Inc., 4.63%, 2/1/28, Callable 2/1/23 @ 102.31(b)	367,000
350,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(b)	285,250

		652,250

Health Care Providers & Services (1.4%):
140,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(b)	108,500
35,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13(b)	32,900
3,765,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	3,416,737
1,485,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	1,195,425
1,190,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,065,050
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	199,675
610,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	459,025
255,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(b)	196,988
255,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(b)	188,700
385,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(b)	180,950
285,000	CHS/Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63(b)	198,075

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$45,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(b)	$30,150
4,341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	4,109,712
1,000,000	Cigna Corp., 4.90%, 12/15/48, Callable 6/15/48 @ 100	874,609
605,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 11/14/22 @ 104(b)	524,837
780,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	596,700
780,000	HCA, Inc., 5.38%, 2/1/25	767,325
534,000	HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100	511,305
503,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	492,311
1,170,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	968,175
99,000	HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @ 100(b)	80,017
50,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(b)	42,500
314,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	281,484
40,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	33,200
170,000	Molina Healthcare, Inc., 3.88%, 5/15/32, Callable 2/15/32 @ 100(b)	139,400
25,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(b)	19,625
255,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25, Callable 11/14/22 @ 100(b)	237,150
600,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 11/14/22 @ 102.44(b)	557,250
590,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 11/14/22 @ 103.13(b)	553,125
510,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(b)	450,075
295,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(b)	243,375
140,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19(b)	116,200
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	84,240

		18,954,790

Hotels, Restaurants & Leisure (0.4%):
15,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(b)	12,300
445,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	392,713
145,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(b)	110,925
350,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(b)	346,500
565,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(b)	435,050
245,000	Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25(b)	202,125

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$125,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	$84,375
765,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 11/14/22 @ 103.81(b)	751,612
40,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(b)	32,100
75,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(b)	64,500
45,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(b)	40,950
40,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(b)	31,600
170,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(b)	142,091
20,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(b)	14,500
20,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(b)	21,225
20,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23(b)	20,300
280,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 10/24/22 @ 108.63(b)	296,800
310,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(b)	237,150
115,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(b)	83,375
510,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(b)	418,200
255,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 10/27/22 @ 109.75(b)	262,650
255,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	238,106
390,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27, Callable 2/15/27 @ 100(b)	344,175
350,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	290,500

		4,873,822

Household Durables (0.1%):
65,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(b)	45,825
70,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b)	50,050
150,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	115,125
295,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(b)	199,862
10,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	8,275

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Household Durables, continued
$90,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27, Callable 10/15/23 @ 102.38(b)	$78,300
15,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	11,700
510,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(b)	479,400
130,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(b)	94,250
265,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(b)	202,725

		1,285,512

Household Products (0.0%†):
55,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(b)	43,244

Independent Power and Renewable Electricity Producers (0.2%):
1,457,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(b)	1,338,671
1,412,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(b)	1,204,155
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(b)	26,700
35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(b)	30,450
85,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(b)	75,863
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	13,200

		2,689,039

Industrial Conglomerates (0.2%):
1,750,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 11/14/22 @ 103.13	1,627,500
1,165,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	1,022,288

		2,649,788

Industrial Services (0.0%†):
465,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	366,188
190,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(b)	174,800

		540,988

Insurance (0.6%):
395,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13(b)	304,644
600,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	558,644

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$70,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(b)	$58,450
40,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(b)	31,200
70,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(b)	54,950
242,000	Corebridge Financial, Inc., 3.50%, 4/4/25, Callable 3/4/25 @ 100(b)	229,893
824,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100(b)	752,937
339,000	Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(b)	298,485
404,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100(b)	339,764
92,000	Corebridge Financial, Inc., 4.35%, 4/5/42, Callable 10/5/41 @ 100(b)	72,049
271,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100(b)	206,038
2,771,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(b)	2,293,003
115,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 10/24/22 @ 101.75(b)	108,100
105,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(b)	87,937
436,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	393,922
185,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(b)	156,787
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	200,244
1,000,000	Unum Group, 5.75%, 8/15/42	866,585
685,000	USI, Inc., 6.88%, 5/1/25, Callable 11/14/22 @ 100(b)	657,600

		7,671,232

Interactive Media & Services (0.0%†):
190,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	142,975
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	20,531
60,000	Rackspace Technology Global, Inc., 5.38%, 12/1/28, Callable 12/1/23 @ 102.69(b)	27,450

		190,956

IT Services (0.1%):
25,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(b)	19,500
10,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(b)	7,750
470,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(b)	400,675
40,000	Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100	34,342
40,000	Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100	30,911
15,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(b)	12,750
550,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)	528,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$255,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(b)	$226,950
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(b)	36,787
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	28,263
35,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	27,475

		1,353,403

Leisure Products (0.0%†):
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	193,752
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(b)	4,788

		198,540

Life Sciences Tools & Services (0.0%†):
510,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(b)	453,900
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	13,050
30,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b)	24,600

		491,550

Machinery (0.1%):
55,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(b)	40,700
170,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(b)	132,175
230,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(b)	185,150
650,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(b)	448,500
45,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(b)	38,250

		844,775

Materials (0.0%†):
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27, Callable 6/15/24 @ 103(b)	188,000

Media (1.2%):
45,000	ABG Intermediate Holdings 2 LLC, 7.10%, 12/21/28, Callable 11/10/22 @ 100	42,956
615,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28, Callable 11/15/23 @ 103.25(b)	487,387
255,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 113(b)	125,587
25,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(b)	18,344
20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(b)	16,800
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(b)	12,000

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$1,250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	$1,012,500
65,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	51,350
390,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	296,400
270,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b)	199,125
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25, Callable 4/23/25 @ 100	1,464,267
813,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	668,001
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100	774,349
1,064,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	813,250
1,064,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.50%, 4/1/63, Callable 10/1/62 @ 100	804,114
1,130,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(b)	813,600
335,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	251,250
680,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 10/27/22 @ 102.69(b)	132,600
2,346,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	1,926,430
392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	267,858
605,000	DISH DBS Corp., 7.75%, 7/1/26	461,313
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	64,276
1,094,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,027,452
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	80,341
140,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(b)	105,700
430,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(b)	353,675
525,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(b)	370,125
95,000	Sirius XM Radio, Inc., 3.13%, 9/1/26, Callable 9/1/23 @ 101.56(b)	82,888

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$270,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 11/14/22 @ 102.5(b)	$247,050
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(b)	26,925
25,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(b)	20,312
185,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(b)	143,375
350,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(b)	336,000
230,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(b)	173,650
69,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	54,387
1,620,000	Time Warner Cable, Inc., 6.55%, 5/1/37	1,462,183
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	264,942
435,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(b)	408,900
245,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(b)	199,675

		16,061,337

Metals & Mining (0.1%):
45,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(b)	37,744
686,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	619,115
60,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	49,806
45,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	36,956
45,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(b)	37,575
45,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44^(b)	37,125
60,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	50,700
60,000	Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	49,350
485,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(b)	394,669
125,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b)	93,125

		1,406,165

Mortgage Real Estate Investment Trusts (0.0%†):
40,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(b)	29,800
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	41,175

		70,975

Multi-Utilities (0.2%):
1,100,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	928,593
1,000,000	NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42 @ 100	886,084

Principal Amount		Value
Corporate Bonds, continued
Multi-Utilities, continued
$140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	$123,986
714,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	616,943

		2,555,606

Oil, Gas & Consumable Fuels (2.3%):
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	36,788
10,000	Apache Corp., 7.38%, 8/15/47	10,064
145,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	121,438
125,000	Cheniere Energy Partners, LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63	96,875
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	247,516
375,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(b)	351,563
50,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(b)	39,000
20,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(b)	18,300
65,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	58,013
305,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(b)	282,125
25,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(b)	21,750
485,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(b)	438,319
42,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 11/14/22 @ 101.44	39,585
795,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(b)	711,525
605,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 10/27/22 @ 102.63(b)	547,525
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(b)	17,000
230,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	222,525
2,905,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	2,796,063
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(b)	672,000
25,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b)	21,875
26,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/24/22 @ 102.63	25,979
40,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(b)	33,800

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	$120,898
295,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(b)	280,987
2,229,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,079,316
106,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	99,757
1,908,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	1,482,630
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	51,837
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	64,069
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	92,491
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	66,233
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	112,522
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	71,574
73,000	Energy Transfer, LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	65,356
350,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(b)	327,687
255,000	EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 6/1/24 @ 103.75(b)	242,888
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(b)	46,250
45,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(b)	36,225
295,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	268,450
30,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	27,825
650,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	609,512
71,000	Hess Corp., 7.30%, 8/15/31	74,977
50,000	Hess Corp., 7.13%, 3/15/33	52,330
2,002,000	Hess Corp., 5.60%, 2/15/41	1,745,205
1,166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	1,046,576
405,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 11/14/22 @ 102.81(b)	382,725
80,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	64,600
110,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.38%, 4/15/27, Callable 4/15/24 @ 103.19(b)	104,775
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	96,514
125,000	Kinetik Holdings LP, 5.88%, 6/15/30, Callable 6/15/25 @ 102.94(b)	114,001

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$125,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(b)	$100,313
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	112,395
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	157,380
722,000	MPLX, LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100	655,664
390,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	362,700
400,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 11/1/22 @ 103.38(b)	379,000
250,000	New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 3/31/23 @ 103.25(b)	228,750
375,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(b)	332,812
1,506,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	1,507,883
310,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	283,262
255,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	282,413
1,464,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,529,880
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	17,080
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	77,610
30,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	24,600
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	24,188
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	418,200
295,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	244,850
430,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	346,150
55,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	44,275
65,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	53,625
80,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	68,800
20,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 11/14/22 @ 102.88	18,450
20,000	Phillips 66, 3.70%, 4/6/23	19,903
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	25,194
1,172,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	1,128,540
270,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	254,475
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	306,106
278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/22 @ 100(a)(d)(e)	—

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$10,000	SM Energy Co., 5.63%, 6/1/25, Callable 11/14/22 @ 100.94	$9,550
50,000	SM Energy Co., 6.75%, 9/15/26, Callable 11/14/22 @ 102.25	47,750
130,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	108,875
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 11/14/22 @ 103	4,737
242,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	220,220
430,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	354,750
1,200,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25, Callable 11/14/22 @ 105.63(b)	1,176,000
350,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(b)	295,750
25,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	22,562
445,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	382,700
45,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	37,013
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	36,197
40,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	37,600
137,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	128,095
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	905,000
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	59,400
1,000,000	Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	925,000
525,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	446,250
755,000	Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable 5/15/32 @ 100	683,720
171,000	Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable 2/15/52 @ 100	149,036
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	161,128
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	278,468

		32,112,137

Paper & Forest Products (0.0%†):
100,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(b)	57,000

Principal Amount		Value
Corporate Bonds, continued
Paper & Forest Products, continued
$45,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	$36,056

		93,056

Personal Products (0.0%†):
125,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(b)	114,063

Pharmaceuticals (0.3%):
390,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(b)	145,275
1,000,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(b)	958,788
445,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(b)	343,206
115,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(b)	89,125
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	177,718
76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	66,310
30,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(b)	25,912
30,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b)	25,575
540,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b)	442,800
40,000	Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100	35,576
1,406,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	1,041,586
90,000	Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100	55,733

		3,407,604

Professional Services (0.1%):
140,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	120,400
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 102.81(b)	330,394
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(b)	330,812

		781,606

Real Estate (0.2%):
68,000	Corporate Office Properties, LP, 2.00%, 1/15/29, Callable 11/15/28 @ 100	51,261
550,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100	464,061
250,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 4/15/30, Callable 4/15/25 @ 102.63(b)	170,625
731,000	VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100	672,520
1,082,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	977,858

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Real Estate, continued
$25,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	$23,500
765,000	VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100(b)	699,975

		3,059,800

Real Estate Management & Development (0.1%):
210,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	158,663
175,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	128,187
145,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(b)	104,400
725,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(b)	616,250

		1,007,500

Retail & Wholesale - Discretionary (0.0%†):
35,000	MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(b)	25,900

Road & Rail (0.0%†):
135,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(b)	113,400

Semiconductors & Semiconductor Equipment (0.4%):
65,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(b)	53,468
4,136,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(b)	3,106,310
564,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b)	402,565
1,648,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(b)	1,110,923
210,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(b)	136,398
310,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(b)	261,563
375,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(b)	297,187
50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(b)	43,000

		5,411,414

Software (0.4%):
40,000	Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	32,950
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 11/14/22 @ 103.56(b)	34,213
25,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(b)	20,500
25,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(b)	19,563
65,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(b)	51,106
150,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 12/15/22 @ 102(b)	127,875

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$220,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(b)	$181,500
253,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	221,701
2,200,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	1,947,092
400,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	334,096
2,990,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	2,349,868

		5,320,464

Specialty Retail (0.4%):
80,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(b)	64,000
85,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(b)	65,450
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	28,159
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	47,161
1,229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	1,102,665
120,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(b)	61,200
125,000	Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @ 105.13(b)	83,125
65,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(b)	50,213
125,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(b)	79,375
565,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(b)	492,256
80,000	Lowe’s Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27 @ 100	74,203
1,165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	1,086,669
246,000	Lowe’s Cos., Inc., 3.75%, 4/1/32, Callable 1/1/32 @ 100	213,449
1,003,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	763,109
1,138,000	Lowe’s Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61 @ 100	840,866
20,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(b)	11,450
15,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(b)	11,700
85,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(b)	63,750

		5,138,800

Technology Hardware, Storage & Peripherals (0.1%):
320,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	320,405
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	55,311
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	83,382

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	$101,896
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	84,584

		645,578

Telecommunications (0.0%†):
305,000	Cogent Communications Group, Inc., 7.00%, 6/15/27, Callable 6/15/24 @ 103.5(b)	291,275
145,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30, Callable 5/15/25 @ 104.38(b)	145,725

		437,000

Textiles, Apparel & Luxury Goods (0.0%†):
130,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(b)	98,800
40,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(b)	31,400
45,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(b)	34,931
235,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(b)	175,956

		341,087

Tobacco (0.1%):
294,000	Altria Group, Inc., 4.25%, 8/9/42	201,624
191,000	Altria Group, Inc., 4.50%, 5/2/43	134,515
175,000	Altria Group, Inc., 5.38%, 1/31/44	140,635
72,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	59,642
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	224,322
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	100,774
45,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(b)	39,038

		900,550

Trading Companies & Distributors (0.2%):
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	290,150
2,465,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	2,305,640
30,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(b)	21,900
30,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(b)	25,650
15,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(b)	11,963
90,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(b)	71,550

		2,726,853

Wireless Telecommunication Services (0.4%):
1,155,000	Sprint Capital Corp., 8.75%, 3/15/32	1,342,687
1,265,000	Sprint Communications, Inc., 6.88%, 11/15/28	1,306,112
2,860,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	2,629,710
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	37,800

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$45,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	$39,016
430,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	380,292
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	45,640
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	87,971

		5,869,228

Total Corporate Bonds (Cost $360,544,089)		302,799,609

Yankee Debt Obligations (5.5%):
Aerospace & Defense (0.2%):
2,000,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(b)	1,810,000
34,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 11/14/22 @ 101.25(b)	33,405
35,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(b)	32,025
620,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	520,800

		2,396,230

Airlines (0.0%†):
240,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.88%, 5/1/27, Callable 5/1/24 @ 103.94(b)	212,400
215,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(b)	173,075

		385,475

Banks (1.4%):
585,000	Barclays plc, 4.38%, 1/12/26	552,149
2,543,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	2,306,911
2,377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	2,064,546
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	165,436
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	506,428
205,000	HSBC Holdings plc, 4.25%, 3/14/24	200,514
1,000,000	HSBC Holdings plc, 4.95%, 3/31/30	919,110
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	188,129
6,069,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	5,491,328
3,200,000	Natwest Group plc, 5.13%, 5/28/24	3,148,006
680,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100(b)	627,429
3,863,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(b)	3,262,628
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	158,422

		19,591,036

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Biotechnology (0.0%†):
$200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	$153,750

Capital Markets (0.9%):
787,000	Credit Suisse Group AG, 3.80%, 6/9/23	775,839
4,009,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	3,644,478
2,514,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(b)	1,980,753
470,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	436,857
860,000	Deutsche Bank AG, 3.30%, 11/16/22	858,133
4,610,000	Deutsche Bank AG, 4.50%, 4/1/25	4,287,549
774,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(b)	648,521

		12,632,130

Chemicals (0.1%):
510,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	428,400
230,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	182,850
255,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	169,966
125,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(b)	108,437

		889,653

Consumer Discretionary Services (0.0%†):
115,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(b)	96,169

Consumer Staple Products (0.1%):
390,000	Imperial Brands Finance PLC, 6.13%, 7/27/27, Callable 6/27/27 @ 100(b)	382,688
1,380,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26 @ 100(b)	1,176,389

		1,559,077

Containers & Packaging (0.1%):
15,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 11/14/22 @ 103(b)	11,850
740,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 11/11/22 @ 102.75(b)	659,525

		671,375

Diversified Consumer Services (0.1%):
33,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	25,039
980,000	GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 11/11/22 @ 103.56(b)	917,525

		942,564

Diversified Financial Services (0.3%):
780,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(b)	596,700

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services, continued
$711,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 10/24/22 @ 103.44^(b)	$575,910
430,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5(b)	346,150
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	1,324,512
780,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	586,950

		3,430,222

Diversified Telecommunication Services (0.0%†):
365,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103^(b)	231,775
470,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(b)	347,800
55,000	Telecom Italia SpA, 6.00%, 9/30/34	40,700

		620,275

Energy Equipment & Services (0.0%†):
354,375	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 11/11/22 @ 105.16(b)	325,139

Hotels, Restaurants & Leisure (0.0%†):
35,000	1011778 BC ULC / New Red Finance, Inc., 5.75%, 4/15/25, Callable 11/14/22 @ 102.88(b)	34,562
525,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	412,125
45,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(b)	28,969
40,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(b)	24,550

		500,206

Insurance (0.2%):
1,414,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	1,256,531
1,200,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 100(b)	883,073
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(b)	176,250

		2,315,854

Materials (0.1%):
125,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(b)	102,500
530,000	NOVA Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100(b)	449,837
500,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30, Callable 1/27/25 @ 102.5(b)	415,000

		967,337

Media (0.1%):
565,000	VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(b)	429,400
335,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	238,269

		667,669

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining (0.1%):
$695,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	$509,956
370,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 10/24/22 @ 103.44(b)	341,325
35,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(b)	31,500
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	4,406
85,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 11/11/22 @ 106(b)	78,519
180,000	Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(b)	173,250

		1,138,956

Multi-Utilities (0.1%):
1,373,000	InterGen NV, 7.00%, 6/30/23, Callable 11/11/22 @ 100(b)	1,335,242

Oil, Gas & Consumable Fuels (0.8%):
335,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 10/24/22 @ 101.69(b)	301,500
510,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 11/11/22 @ 102.13(b)	446,250
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	143,517
565,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(b)	572,063
2,500,000	Petroleos Mexicanos, 4.50%, 1/23/26	2,146,162
916,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	683,689
4,780,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	3,215,974
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,244,383
5,000,000	Petroleos Mexicanos, 6.35%, 2/12/48	2,680,465
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	187,369
45,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(b)	40,162

		11,661,534

Pharmaceuticals (0.0%†):
295,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/14/22 @ 100(b)	233,050

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(b)	49,500
460,000	Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24 @ 101.94(b)	354,200

		403,700

Sovereign Bond (0.4%):
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(b)	242,743
37,622	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 11/14/22 @ 100	7,383
342,505	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 11/11/22 @ 100	68,929
627,494	Argentine Republic Government International Bond, 1.50%, 7/9/35, Callable 11/11/22 @ 100	114,518
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	295,984

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$900,000	Dominican Republic, 5.50%, 1/27/25(b)	$874,125
3,150,000	Dominican Republic, 6.00%, 7/19/28(b)	2,862,562
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	283,575
350,000	Qatar Government International Bond, 4.40%, 4/16/50(b)	304,744
200,000	Saudi Government International Bond, 3.25%, 10/22/30(b)	178,948
200,000	Saudi Government International Bond, 4.50%, 4/22/60(b)	165,801

		5,399,312

Telecommunications (0.0%†):
250,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	212,503

Trading Companies & Distributors (0.4%):
2,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	2,072,341
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	315,030
1,379,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100	1,259,140
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150,967
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	151,467
503,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	428,163
527,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	421,677
564,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	418,848

		5,217,633

Wireless Telecommunication Services (0.1%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	318,038
450,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	381,375
295,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(b)	210,188
562,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(b)	514,415
490,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(b)	423,175

		1,847,191

Total Yankee Debt Obligations (Cost $92,199,894)		75,593,282

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Municipal Bonds (0.3%):
California (0.0%†):
$140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	$174,350
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	11,862

		186,212

Illinois (0.2%):
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,076,582
34,091	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	33,987

		3,110,569

New Jersey (0.1%):
339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	363,930

Total Municipal Bonds (Cost $3,769,973)		3,660,711

U.S. Government Agency Mortgages (12.4%):
Federal Home Loan Mortgage Corporation (1.9%)
30,858	2.50%, 6/1/31, Pool #J34501	28,402
21,647	2.50%, 6/1/31, Pool #G18604	20,039
38,220	2.50%, 7/1/31, Pool #V61246	35,176
64,892	2.50%, 8/1/31, Pool #V61273	59,765
168,782	3.50%, 3/1/32, Pool #C91403	156,312
506,308	3.50%, 7/1/32, Pool #C91467	468,889
130,835	2.50%, 12/1/32, Pool #G18669	119,962
29,653	2.50%, 3/1/33, Pool #G18680	27,470
120,088	3.00%, 4/1/33, Pool #G18684	112,380
38,698	3.00%, 5/1/33, Pool #G16550	36,249
99,423	2.50%, 7/1/33, Pool #G16661	91,252
27,571	3.00%, 4/1/34, Pool #G16829	26,071
142,889	3.50%, 10/1/34, Pool #C91793	130,362
390,166	4.00%, 5/1/37, Pool #C91938	375,804
168,470	4.00%, 11/1/40, Pool #A95150	161,204
34,224	1.50%, 12/1/40, Pool #RB5089	26,857
56,694	1.50%, 2/1/41, Pool #RB5099	44,593
57,583	1.50%, 3/1/41, Pool #RB5104	45,295
57,101	1.50%, 4/1/41, Pool #RB5107	44,912
21,236	2.00%, 4/1/41, Pool #RB5108	17,934
22,017	2.00%, 7/1/41, Pool #RB5118	18,592
23,009	2.00%, 10/1/41, Pool #RB5131	19,336
244,678	3.50%, 1/1/44, Pool #G60271	221,289
487,451	3.50%, 1/1/44, Pool #G07922	449,715
61,355	4.00%, 2/1/45, Pool #G07949	59,411
57,135	3.50%, 11/1/45, Pool #Q37467	52,874
13,964	4.00%, 4/1/46, Pool #V82292	13,213
6,063	4.00%, 4/1/46, Pool #Q39975	5,726
112,571	3.50%, 9/1/46, Pool #Q43257	103,955
6,878	4.50%, 12/1/46, Pool #Q45028	6,697
180,243	3.00%, 12/1/46, Pool #G60989	157,202
5,894	4.50%, 1/1/47, Pool #Q45635	5,737
10,673	4.50%, 2/1/47, Pool #Q46222	10,394
19,470	4.50%, 5/1/47, Pool #Q47935	18,959
28,823	4.50%, 5/1/47, Pool #Q48095	28,068
8,978	4.50%, 5/1/47, Pool #Q47942	8,743
37,242	4.50%, 6/1/47, Pool #Q48759	36,260
229,296	4.00%, 6/1/47, Pool #Q48877	218,196
19,674	4.50%, 7/1/47, Pool #Q49393	19,160
86,221	4.50%, 12/1/47, Pool #Q53017	82,830
11,723	4.00%, 2/1/48, Pool #Q54499	11,019
27,028	4.00%, 2/1/48, Pool #G61343	25,369
34,185	4.50%, 4/1/48, Pool #Q55500	33,100
48,693	4.50%, 4/1/48, Pool #Q55660	47,131

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$20,476	4.50%, 4/1/48, Pool #Q55724	$19,820
27,126	4.50%, 5/1/48, Pool #Q55839	26,277
103,746	4.00%, 5/1/48, Pool #Q55992	97,562
149,501	4.00%, 6/1/48, Pool #G67713	141,938
46,242	4.00%, 7/1/48, Pool #Q59935	44,131
25,729	4.50%, 10/1/48, Pool #G67716	25,023
151,206	3.00%, 6/1/49, Pool #ZT2090	132,840
713,695	4.50%, 7/1/49, Pool #RA1171	697,634
6,119	3.00%, 10/1/49, Pool #QA3907	5,389
8,874	3.00%, 11/1/49, Pool #QA4483	7,819
9,900	3.00%, 12/1/49, Pool #QA5521	8,713
25,033	3.00%, 12/1/49, Pool #QA5154	22,061
148,804	3.00%, 4/1/50, Pool #QA9049	130,861
346,119	2.00%, 6/1/50, Pool #RA2677	283,039
447,928	2.50%, 11/1/50, Pool #SD7530	379,921
2,269,009	2.50%, 2/1/51, Pool #SD7535	1,929,867
46,461	2.00%, 5/1/51, Pool #QC1514	37,881
1,348,415	2.00%, 5/1/51, Pool #SD7541	1,101,153
2,200,132	2.50%, 5/1/51, Pool #SD7540	1,865,580
362,078	2.50%, 7/1/51, Pool #RA5574	307,143
27,521	2.00%, 7/1/51, Pool #QC4163	22,460
–	2.50%, 8/1/51, Pool #QC5848	—
483,481	3.00%, 9/1/51, Pool #QC6608	420,779
475,714	3.00%, 9/1/51, Pool #QC7496	414,229
444,856	3.00%, 10/1/51, Pool #QC9077	387,931
709,204	2.00%, 10/1/51, Pool #RA6076	577,857
1,228,007	2.00%, 11/1/51, Pool #RA6241	1,000,560
425,484	2.00%, 11/1/51, Pool #RA6302	346,400
465,973	3.00%, 11/1/51, Pool #QD1240	405,963
476,873	2.00%, 12/1/51, Pool #RA6510	386,490
286,625	2.50%, 12/1/51, Pool #RA6496	242,042
660,982	2.50%, 12/1/51, Pool #RA6434	558,221
456,777	3.00%, 12/1/51, Pool #QD3200	398,008
2,171,407	2.50%, 12/1/51, Pool #RA6435	1,835,945
255,510	3.00%, 1/1/52, Pool #QD5561	222,368
814,774	2.50%, 1/1/52, Pool #RA6622	688,819
406,700	3.00%, 1/1/52, Pool #RA6604	354,240
1,057,976	2.00%, 2/1/52, Pool #RA6823	857,089
1,053,895	2.00%, 2/1/52, Pool #RA6824	854,202
706,203	3.50%, 3/1/52, Pool #RA6949	638,420
2,427,431	3.00%, 3/1/52, Pool #RA6988	2,113,931
1,263,802	3.50%, 3/1/52, Pool #RA6987	1,142,426
737,164	3.50%, 3/1/52, Pool #RA6950	665,703
199,717	5.00%, 9/1/52, POOL# SD1572	197,155

		25,677,794

Federal National Mortgage Association (8.1%)
33,539	2.50%, 5/1/31, Pool #BC0919	31,233
48,418	2.50%, 8/1/31, Pool #BC2778	45,084
34,035	2.50%, 10/1/31, Pool #AS8010	31,513
209,777	2.50%, 1/1/32, Pool #BE3032	192,616
37,447	2.50%, 9/1/32, Pool #MA3124	34,302
20,126	3.00%, 3/1/33, Pool #BM4614	18,902
638,405	2.00%, 10/1/35, POOL# BK5705	562,447
338,004	6.00%, 5/1/36, Pool #745512	360,413
450,000	3.00%, 10/25/36, TBA	417,445
5,500,000	1.50%, 11/25/36, TBA	4,707,656
127,876	2.00%, 12/1/36, Pool #BU1384	112,641
2,200,000	1.50%, 10/25/37, TBA	1,882,375
1,650,000	2.00%, 10/25/37, TBA	1,452,516
6,950,000	2.00%, 11/25/37, TBA	6,120,344
492,838	2.00%, 10/1/40, Pool #MA4176	418,000
52,691	1.50%, 11/1/40, Pool #MA4175	41,343
19,033	2.00%, 12/1/40, Pool #MA4204	15,972
52,570	1.50%, 12/1/40, Pool #MA4202	41,250
12,770	3.50%, 12/1/40, Pool #AH1556	11,762

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$55,595	1.50%, 1/1/41, Pool #MA4231	$43,623
56,546	1.50%, 1/1/41, Pool #MA4266	44,477
57,603	1.50%, 2/1/41, Pool #MA4286	45,307
20,411	2.00%, 2/1/41, Pool #MA4268	17,236
20,843	2.00%, 3/1/41, Pool #MA4287	17,602
21,436	2.00%, 4/1/41, Pool #MA4311	18,101
333,541	2.00%, 5/1/41, Pool #MA4333	281,649
22,042	2.00%, 6/1/41, Pool #MA4364	18,612
22,952	2.00%, 10/1/41, Pool #MA4446	19,290
358,056	2.00%, 2/1/42, Pool #MA4540	298,532
34,507	4.00%, 10/1/43, Pool #BM1167	32,658
256,521	4.50%, 3/1/44, Pool #AV0957	251,619
134,587	4.50%, 7/1/44, Pool #AS3062	130,861
152,069	4.50%, 12/1/44, Pool #AS4176	147,046
83,174	4.00%, 5/1/45, Pool #AZ1207	77,378
127,202	4.00%, 6/1/45, Pool #AY8096	118,143
58,784	4.00%, 6/1/45, Pool #AY8126	56,176
23,191	4.00%, 12/1/45, Pool #AS6352	22,171
7,073	4.50%, 1/1/46, Pool #AY3890	6,857
59,868	4.00%, 2/1/46, Pool #BC1578	55,692
2,981	4.50%, 3/1/46, Pool #BC0287	2,955
19,766	4.00%, 4/1/46, Pool #AS7024	18,642
239,084	4.00%, 4/1/46, Pool #AL8468	224,039
23,120	4.50%, 6/1/46, Pool #BD1238	22,375
158,191	4.00%, 6/1/46, Pool #AL9282	147,122
91,182	4.00%, 7/1/46, Pool #BC1443	87,039
99,266	4.00%, 9/1/46, Pool #BC2843	94,738
26,272	4.00%, 9/1/46, Pool #BD1489	24,418
17,466	4.00%, 10/1/46, Pool #BD7599	16,233
39,525	4.50%, 10/1/46, Pool #BE1671	38,812
93,466	4.00%, 10/1/46, Pool #BC4754	89,195
50,843	4.50%, 11/1/46, Pool #BE2386	50,386
101,005	4.50%, 12/1/46, Pool #BE4488	100,096
4,697	4.50%, 12/1/46, Pool #BC9079	4,655
251,536	3.50%, 12/1/46, Pool #BC9077	230,364
30,063	4.50%, 1/1/47, Pool #BE6506	29,080
18,154	4.50%, 1/1/47, Pool #BE7087	17,777
359,335	4.00%, 2/1/47, Pool #AL9779	343,362
47,528	4.50%, 2/1/47, Pool #BE8498	46,635
46,791	4.00%, 5/1/47, Pool #BM1277	43,693
19,130	4.50%, 6/1/47, Pool #BH0561	18,391
8,601	4.50%, 6/1/47, Pool #BE9387	8,419
52,883	4.50%, 6/1/47, Pool #BE3663	51,770
5,300	4.00%, 6/1/47, Pool #BH4269	4,949
25,525	4.00%, 7/1/47, Pool #AS9968	23,839
44,089	4.50%, 7/1/47, Pool #BE3749	43,165
19,323	4.50%, 4/1/48, Pool #BJ5454	18,686
49,092	4.00%, 4/1/48, Pool #BM3700	45,848
6,093	4.50%, 5/1/48, Pool #BJ5507	5,892
258,315	4.50%, 10/1/48, Pool #CA2432	249,003
65,438	4.50%, 10/25/48, Pool #BM4548	64,157
304,707	4.50%, 12/1/48, Pool #CA2797	296,471
173,835	4.50%, 9/1/49, Pool #FM1534	173,006
40,308	3.50%, 11/1/49, Pool #CA4557	36,787
9,595	3.00%, 11/1/49, Pool #BO8254	8,450
243,034	4.00%, 11/1/49, Pool #CA4628	229,128
174,364	3.00%, 1/1/50, Pool #MA3905	153,176
131,192	3.00%, 1/1/50, Pool #CA5019	115,273
–	3.00%, 2/1/50, Pool #CA5126	—
529,704	4.00%, 3/1/50, Pool #FM3663	497,150
131,899	3.00%, 4/1/50, Pool #MA3991	115,702
126,877	2.00%, 7/1/50, Pool #CA6275	103,584
90,795	2.00%, 7/1/50, Pool #FM3897	74,222
2,653,932	3.50%, 8/1/50, Pool #FM7147	2,418,923
601,768	3.00%, 8/1/50, Pool #FM6118	527,907

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$353,702	2.50%, 8/1/50, Pool #SD0430	$299,269
135,996	3.00%, 9/1/50, Pool #CA6998	119,262
52,803	3.00%, 9/1/50, Pool #FM4317	46,416
134,300	2.00%, 10/1/50, Pool #CA7323	108,981
160,390	2.50%, 10/1/50, Pool #CA7229	136,074
88,804	2.00%, 11/1/50, Pool #C47616	72,644
149,665	3.00%, 12/1/50, Pool #FM7827	131,389
2,159,944	2.00%, 3/1/51, Pool #MA4281	1,752,861
1,084,719	2.50%, 4/1/51, Pool #FM6540	922,456
4,299,128	3.00%, 4/1/51, Pool #BR9775	3,769,575
2,098,990	2.00%, 4/1/51, Pool #MA4305	1,703,302
601,550	3.00%, 5/1/51, Pool #CB0531	525,373
1,377,044	3.00%, 6/1/51, Pool #CB0850	1,221,893
44,524	2.00%, 7/1/51, Pool #BQ1010	36,367
20,208	2.00%, 7/1/51, Pool #BT1461	16,481
503,679	3.00%, 7/1/51, Pool #FM8077	441,537
509,603	2.50%, 8/1/51, Pool #CB1384	430,215
374,419	2.50%, 9/1/51, Pool #CB1549	316,818
496,199	2.00%, 10/1/51, Pool #CB1799	401,839
657,066	2.00%, 10/1/51, Pool #CB1801	532,557
1,316,046	2.50%, 11/1/51, Pool #FM9501	1,108,813
532,753	2.00%, 11/1/51, Pool #FM9539	431,920
836,980	2.00%, 11/1/51, Pool #FM9568	678,338
3,850,000	1.50%, 11/25/51, TBA	2,943,445
4,850,000	3.50%, 11/25/51, TBA	4,359,695
10,100,000	2.00%, 11/25/51, TBA	8,169,953
283,955	2.00%, 12/1/51, Pool #CB2348	230,179
379,431	2.00%, 12/1/51, Pool #CB2350	309,145
353,408	2.50%, 12/1/51, Pool #CB2376	298,857
1,055,056	2.00%, 12/1/51, Pool #CB2349	855,071
286,754	2.00%, 12/1/51, Pool #CB2347	232,409
402,365	2.50%, 12/1/51, Pool #CB2321	339,754
380,119	2.50%, 12/1/51, Pool #CB2320	320,182
904,849	2.50%, 12/1/51, Pool #CB2289	764,144
434,087	3.00%, 12/1/51, Pool #BT9503	378,083
1,605,179	2.50%, 12/1/51, Pool #FM9865	1,352,504
362,224	3.50%, 1/1/52, Pool #MA4514	326,740
277,668	3.00%, 1/1/52, Pool #CB2662	242,693
694,654	2.00%, 1/1/52, Pool #FS0288	564,849
1,599,703	2.00%, 1/1/52, Pool #FS0286	1,296,625
1,640,082	2.00%, 2/1/52, Pool #CB2842	1,332,388
1,006,512	2.50%, 2/1/52, Pool #FS0605	851,005
949,728	3.00%, 2/1/52, Pool #FS0631	829,884
647,625	2.50%, 3/1/52, Pool #FS1082	550,020
459,864	3.50%, 3/1/52, Pool #CB3174	414,572
668,683	3.00%, 3/1/52, Pool #BV0350	582,170
694,561	4.50%, 7/1/52, Pool #CB4064	670,271
648,590	5.00%, 9/1/52, POOL# CB4682	637,598
13,025,000	2.00%, 10/25/52, TBA	10,538,039
4,850,000	2.50%, 10/25/52, TBA	4,069,453
2,300,000	3.50%, 10/25/52, TBA	2,068,922
9,000,000	4.00%, 10/25/52, TBA	8,344,688
1,125,000	4.50%, 10/25/52, TBA	1,071,211
1,050,000	1.50%, 10/25/52, TBA	802,758
2,450,000	3.00%, 10/25/52, TBA	2,130,352
2,500,000	5.00%, 10/25/52, TBA	2,434,375
1,250,000	4.50%, 11/25/52, TBA	1,188,965
7,850,000	2.50%, 11/25/52, TBA	6,586,334
3,300,000	3.00%, 11/25/52, TBA	2,867,906

		111,275,977

Government National Mortgage Association (2.4%)
17,766	4.00%, 10/20/40, Pool #G24833	17,035
53,241	4.00%, 1/20/41, Pool #4922	51,052
57,023	4.00%, 8/15/41, Pool #430354	53,944
607,858	4.00%, 1/20/42, Pool #5280	582,857

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$81,343	4.00%, 11/20/42, Pool #MA0535	$78,002
196,592	3.00%, 12/20/42, Pool #AA5872	174,756
24,765	3.50%, 3/20/43, Pool #AD8884	22,752
55,315	3.00%, 3/20/43, Pool #AD8812	51,231
128,594	3.00%, 3/20/43, Pool #AA6146	120,455
24,869	3.50%, 4/20/43, Pool #AD9075	22,850
9,339	3.50%, 4/20/43, Pool #AB9891	8,581
52,280	4.00%, 5/20/46, Pool #MA3664	49,555
262,652	3.00%, 12/20/46, Pool #MA4126	236,714
42,511	4.00%, 1/15/47, Pool #AX5857	40,554
37,217	4.00%, 1/15/47, Pool #AX5831	35,470
372,823	3.00%, 1/20/47, Pool #MA4195	336,017
157,260	4.00%, 3/20/47, Pool #MA4322	148,809
85,940	4.00%, 4/20/47, Pool #784303	80,071
89,569	4.00%, 4/20/47, Pool #784304	83,462
26,689	4.00%, 4/20/47, Pool #MA4383	25,198
28,937	4.00%, 5/20/47, Pool #MA4452	27,383
18,796	3.50%, 2/20/48, Pool #MA5019	17,200
17,517	4.00%, 4/20/48, Pool #BG3507	16,464
14,281	4.00%, 4/20/48, Pool #BG7744	13,425
4,011	3.50%, 12/20/49, Pool #BR8987	3,688
7,117	3.50%, 12/20/49, Pool #BR8985	6,546
2,826	3.50%, 12/20/49, Pool #BR8984	2,569
253,355	3.50%, 4/20/50, Pool #MA6600	231,530
1,500,000	3.50%, 10/20/50, TBA	1,361,953
1,860,070	3.50%, 11/20/50, Pool #MA6997	1,699,624
593,646	2.00%, 2/20/51, Pool #MA7192	494,904
1,159,722	2.50%, 7/20/51, POOL# MA7472	999,787
560,096	3.00%, 9/20/51, Pool #MA7590	496,949
1,475,000	2.50%, 10/20/51, TBA	1,265,043
1,400,000	2.00%, 10/20/51, TBA	1,165,281
570,763	3.00%, 10/20/51, Pool #MA7650	506,933
3,250,000	2.00%, 11/20/51, TBA	2,705,117
70,730	2.50%, 12/20/51, Pool #MA7767	60,859
6,150,000	2.00%, 12/20/51	5,126,842
650,000	3.00%, 12/20/51	574,031
5,850,000	2.50%, 12/20/51	5,031,114
3,200,000	4.50%, 10/20/52, TBA	3,061,000
1,200,000	4.00%, 10/20/52, TBA	1,119,375
775,000	3.00%, 10/20/52, TBA	684,180
1,350,000	2.50%, 11/20/52, TBA	1,157,783
1,700,000	3.00%, 11/20/52, TBA	1,499,984
1,800,000	3.50%, 11/20/52, TBA	1,633,219

		33,182,148

Total U.S. Government Agency Mortgages (Cost $183,374,286)		170,135,919

U.S. Treasury Obligations (15.2%):
U.S. Treasury Bills (0.2%)
3,796,700	3.38%, 8/15/42	3,438,980

U.S. Treasury Bonds (6.0%)
32,428,000	1.75%, 8/15/41	22,162,511
1,605,300	3.00%, 2/15/47	1,343,436
66,722,000	2.00%, 8/15/51	45,558,616
6,906,000	1.88%, 11/15/51	4,565,513
7,300,000	2.25%, 2/15/52	5,301,625
3,500,000	2.88%, 5/15/52	2,935,078

		81,866,779

U.S. Treasury Notes (9.0%)
74,500,000	0.75%, 5/31/26	65,816,094
18,472,000	1.25%, 12/31/26	16,416,990
5,255,200	1.25%, 5/31/28	4,514,545
17,310,000	1.25%, 9/30/28	14,740,547

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$23,500,000	2.88%, 5/15/32	$21,719,140

		123,207,316

Total U.S. Treasury Obligations (Cost $260,549,969)		208,513,075

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
3,103,326	BlackRock Liquidity FedFund, Institutional Class , 2.77%(f)(g)	3,103,326

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,103,326)		3,103,326

Shares		Value
Unaffiliated Investment Company (7.0%):

Money Markets (7.0%):
96,092,976	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(g)	96,092,976

Total Unaffiliated Investment Company (Cost $96,092,976)		96,092,976

Total Investment Securities
(Cost $1,668,270,159) — 106.9%		1,468,900,573
Net other assets (liabilities) — (6.9)%		(94,666,818)

Net Assets — 100.0%		$1,374,233,755

Percentages indicated are based on net assets as of September 30, 2022.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	—	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $3,001,811.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represent 0.05% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.03% of the net assets of the fund.

(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(g)	The rate represents the effective yield at September 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	120	$21,609,000	$(1,821,202)

				$(1,821,202)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (0.2%):
Diversified Telecommunication Services (0.0%†):
1,287	Frontier Communications Parent, Inc.*	$30,154

Hotels, Restaurants & Leisure (0.0%†):
1,100	Caesars Entertainment, Inc.*	35,486

Media (0.0%†):
2,400	Altice USA, Inc., Class A*	13,992

Oil, Gas & Consumable Fuels (0.2%):
22	Amplify Energy Corp.*	144
2,649	Denbury, Inc.*	228,503
1,400	EQT Corp.	57,050
5,889	Sanchez Energy Corp.*(a)	291,134

		576,831

Semiconductors & Semiconductor Equipment (0.0%†):
698	Micron Technology, Inc.	34,970

Total Common Stocks (Cost $355,578)		691,433

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
600	PG&E Corp., 5.50%, 8/16/23	68,544

Total Preferred Stock (Cost $70,437)		68,544

Contracts		Value
Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
95	California Resources Corp., 10/27/24*	988

Total Warrant (Cost $—)		988

Principal Amount		Value
Asset Backed Securities (2.3%):
$134,896	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	108,835
218,866	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	141,944
1,156,024	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	916,727
381,306	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	271,147
296,852	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(b)	233,378
571,252	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(b)	454,893
198,252	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	131,588
160,110	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	67,570
541,027	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	471,099
69,351	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	65,579
439,105	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(b)	357,757
325,081	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	280,412

Principal Amount		Value
Asset Backed Securities, continued
$176,579	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(b)	$147,699
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	141,988
240,196	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	210,162
526,620	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(b)	455,001
547,215	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	499,191
205,531	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(b)	171,730
204,174	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	164,420
215,915	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @ 100(b)	174,799
252,730	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(b)	219,063
327,733	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	277,141
354,797	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	292,366
328,051	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	271,647
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	144,342
498,292	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	412,098
336,374	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	291,402
452,943	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	355,528

Total Asset Backed Securities (Cost $9,555,528)		7,729,506

Collateralized Mortgage Obligations (10.9%):
250,000	Aimco CLO 11, Ltd., Class AR, Series 2020-11A, 3.87%(US0003M+113bps), 10/17/34, Callable 10/17/23 @ 100(b)	238,434
460,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 3.70%(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(b)	443,921
273,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 3.85%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(b)	259,605
254,000	Allegro CLO XV, Ltd., Class A, Series 2022-1A, 3.18%(TSFR3M+150bps), 7/20/35, Callable 7/20/24 @ 100(b)	244,722

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 3.83%(US0003M+132bps), 10/15/32, Callable 10/15/22 @ 100(b)	$380,701
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 3.99%(US0003M+125bps), 4/17/33, Callable 10/17/22 @ 100(b)	240,277
342,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 3.64%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(b)	327,601
408,000	Ares LVIII CLO, Ltd., Class AR, Series 2020-58A, 3.66%(TSFR3M+133bps), 1/15/35, Callable 1/15/24 @ 100(b)	392,881
387,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 3.58%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(b)	368,007
227,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 4.00%(TSFR1M+115bps), 1/15/39(b)	220,953
100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 5.00%(TSFR1M+215bps), 1/15/39(b)	95,893
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	252,898
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(b)	93,009
43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 10/15/29 @ 100	37,415
250,000	Barings CLO, Ltd., Class AR, Series 2020-1A, 3.66%(US0003M+115bps), 10/15/36, Callable 10/15/23 @ 100(b)	237,751
440,000	Barings CLO, Ltd., Class A, Series 2020-4A, 3.93%(US0003M+122bps), 1/20/32, Callable 10/20/22 @ 100(b)	427,772
417,000	Beechwood Park CLO, Ltd., Class A1R, Series 2019-1A, 3.78%(TSFR3M+130bps), 1/17/35, Callable 1/17/24 @ 100(b)	400,559
49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c)	46,259
331,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A, 3.64%(US0003M+113bps), 1/15/35, Callable 10/15/23 @ 100(b)	313,861
201,000	BFLD Trust, Class A, Series 2020-OBRK, 4.87%(US0001M+205bps), 11/15/22(b)	194,405
197,000	BPR Trust, Class B, Series 2022-OANA, 5.29%(TSFR1M+245bps), 4/15/37(b)	193,628
743,000	BPR Trust, Class A, Series 2022-OANA, 4.74%(TSFR1M+190bps), 4/15/37(b)	737,898

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$447,515	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 3.50%(US0003M+99bps), 4/15/29, Callable 10/15/22 @ 100(b)	$438,036
119,000	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 5.44%(US0001M+263bps), 9/15/37(b)	103,657
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 3.82%(US0001M+100bps), 4/15/34(b)	389,776
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 4.12%(US0001M+130bps), 4/15/34(b)	255,877
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 4.42%(US0001M+160bps), 4/15/34(b)	168,315
190,400	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 3.90%(US0001M+108bps), 10/15/36(b)	185,646
238,850	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 4.07%(US0001M+125bps), 10/15/36(b)	231,681
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 4.72%(US0001M+190bps), 4/15/34(b)	175,908
476,000	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 4.62%(US0001M+180bps), 10/15/36(b)	458,073
75,543	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 3.74%(US0001M+92bps), 10/15/36(b)	74,411
161,552	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 4.88%(TSFR1M+196bps), 2/15/39(b)	150,278
339,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 4.27%(US0001M+145bps), 10/15/36(b)	328,102
161,552	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 4.23%(TSFR1M+131bps), 2/15/39(b)	153,500
161,552	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 4.48%(TSFR1M+156bps), 2/15/39(b)	152,091
536,016	BX Commercial Mortgage Trust, Class A, Series 2022-LP2, 3.93%(TSFR1M+101bps), 2/15/39(b)	514,829
302,000	BX Mortgage Trust, Class E, Series 2021-PAC, 4.77%(US0001M+195bps), 10/15/36(b)	277,001
100,000	BX Mortgage Trust, Class B, Series 2021-PAC, 3.72%(US0001M+90bps), 10/15/36(b)	93,971

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	BX Mortgage Trust, Class C, Series 2021-PAC, 3.92%(US0001M+110bps), 10/15/36(b)	$92,784
447,000	BX Mortgage Trust, Class A, Series 2021-PAC, 3.51%(US0001M+69bps), 10/15/36(b)	426,195
100,000	BX Mortgage Trust, Class D, Series 2021-PAC, 4.12%(US0001M+130bps), 10/15/36(b)	91,785
46,000	BX Trust, Class C, Series 2022-IND, 5.21%(TSFR1M+229bps), 4/15/24(b)	44,467
187,000	BX Trust, Class A, Series 2022-GPA, 4.66%(TSFR1M+217bps), 10/15/39(b)	186,311
400,000	BX Trust, Class A, Series 2022-IND A, 4.41%(TSFR1M+149bps), 4/15/24(b)	389,485
204,000	BX Trust, Class B, Series 2022-IND, 4.86%(TSFR1M+194bps), 4/15/24(b)	195,827
39,000	BX Trust, Class D, Series 2022-IND, 5.76%(TSFR1M+284bps), 4/15/24(b)	36,883
202,092	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 10/25/22 @ 100(b)(c)	191,921
336,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 3.76%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(b)	318,061
264,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019-10A, 3.81%(US0003M+110bps), 10/20/32, Callable 10/20/22 @ 100(b)	253,854
250,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 3.91%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	239,957
387,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022-15A, 3.80%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	369,704
622,301	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 3.94%(US0001M+112bps), 6/15/34(b)	611,207
122,078	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 4.32%(US0001M+150bps), 6/15/34(b)	119,182
137,958	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 4.57%(US0001M+175bps), 6/15/34(b)	132,440
27,797	CIM Retail Portfolio Trust, Class C, Series 2021-RETL, 5.12%(US0001M+230bps), 8/15/36(b)	27,245
75,000	CIM Retail Portfolio Trust, Class D, Series 2021-RETL, 5.87%(US0001M+305bps), 8/15/36(b)	73,204

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$328,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020-29A, 3.88%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(b)	$314,017
580,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 4.02%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(b)	557,570
440,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 3.91%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(b)	417,037
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 7/15/24 @ 100	81,122
116,481	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(b)	105,620
205,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 4.05%(US0001M+123bps), 5/15/36(b)	200,975
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	118,000
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 5.07%(US0001M+225bps), 12/15/30(b)	1,379,199
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	96,495
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	295,502
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	96,046
250,000	Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A, 3.86%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	238,893
382,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 3.96%(US0003M+122bps), 1/18/32, Callable 10/18/22 @ 100(b)	371,349
296,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A, 3.66%(US0003M+115bps), 10/15/35, Callable 10/15/23 @ 100(b)	281,058
250,000	Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A, 4.11%(US0003M+113bps), 2/20/35, Callable 2/20/24 @ 100(b)	237,629
250,000	Dryden 98 CLO, Ltd., Class A, Series 2022-98A, 2.20%(TSFR3M+130bps), 4/20/35, Callable 4/20/24 @ 100(b)	240,099
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 3.92%(US0003M+118bps), 4/17/33, Callable 10/17/22 @ 100(b)	291,449
378,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 3.66%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(b)	361,887
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 3.76%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(b)	242,739

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$612,000	ELP Commercial Mortgage Trust, Class A, Series 2021-ELP, 3.52%(US0001M+70bps), 11/15/36(b)	$582,765
99,388	Extended Stay America Trust, Class C, Series 2021-ESH, 4.52%(US0001M+170bps), 7/15/38(b)	95,246
121,254	Extended Stay America Trust, Class B, Series 2021-ESH, 4.20%(US0001M+138bps), 7/15/38(b)	117,324
213,685	Extended Stay America Trust, Class A, Series 2021-ESH, 3.90%(US0001M+108bps), 7/15/38(b)	208,710
134,174	Extended Stay America Trust, Class D, Series 2021-ESH, 5.07%(US0001M+225bps), 7/15/38(b)	128,442
250,000	Flatiron CLO 19, Ltd., Class AR, Series 2019-1A, 4.00%(US0003M+108bps), 11/16/34, Callable 11/16/22 @ 100(b)	240,689
430,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 4.28%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(b)	415,045
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 3.85%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(b)	238,687
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 3.97%(US0001M+115bps), 10/15/36(b)	95,175
264,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 3.77%(US0001M+95bps), 10/15/36(b)	248,841
319,000	INTOWN STAY Mortgage Trust, Class A, Series 2022, 5.33%(TSFR1M+249bps), 8/15/37, Callable 8/15/24 @ 100(b)	316,663
250,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 3.89%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(b)	237,076
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23, Callable 7/5/23 @ 100(b)	130,367
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23, Callable 7/5/23 @ 100(b)	93,861
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23, Callable 7/5/23 @ 100(b)	61,742
506,000	KKR CLO 41, Ltd., Class A1, Series 2022-41A, 2.82%(TSFR3M+133bps), 4/15/35, Callable 4/15/24 @ 100(b)	485,022

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 4.22%(US0001M+140bps), 3/15/38(b)	$91,471
580,000	Life Mortgage Trust, Class A1, Series 2022-BMR2, 4.14%(TSFR1M+130bps), 5/15/39, Callable 5/15/24 @ 100(b)	579,622
388,273	Life Mortgage Trust, Class A, Series 2021-BMR, 3.52%(US0001M+70bps), 3/15/38(b)	373,161
347,000	Life Mortgage Trust, Class B, Series 2022-BMR2, 4.64%(TSFR1M+179bps), 5/15/39, Callable 5/15/24 @ 100(b)	335,180
173,000	Life Mortgage Trust, Class D, Series 2022-BMR2, 5.39%(TSFR1M+254bps), 5/15/39, Callable 5/15/24 @ 100(b)	163,809
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 3.92%(US0001M+110bps), 3/15/38(b)	92,013
194,000	Life Mortgage Trust, Class C, Series 2022-BMR2, 4.94%(TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(b)	185,512
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 4.57%(US0001M+175bps), 3/15/38(b)	90,710
98,297	Life Mortgage Trust, Class B, Series 2021-BMR, 3.70%(US0001M+88bps), 3/15/38(b)	93,078
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 3.72%(US0003M+121bps), 1/15/32, Callable 10/15/22 @ 100(b)	242,321
460,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 3.88%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(b)	441,329
369,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 3.86%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(b)	349,419
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 3.63%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(b)	239,645
272,631	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 3.68%(US0003M+92bps), 1/22/28, Callable 10/22/22 @ 100(b)	267,974
325,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 3.73%(US0003M+102bps), 4/20/34, Callable 10/20/22 @ 100(b)	314,580
271,000	Magnetite XXIII, Ltd., Class AR, Series 2019-23A, 3.91%(US0003M+113bps), 1/25/35, Callable 1/25/24 @ 100(b)	258,239
400,000	Magnetite XXIX, Ltd., Class A, Series 2021-29A, 3.50%(US0003M+99bps), 1/15/34, Callable 10/15/22 @ 100(b)	387,880

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 3.85%(US0003M+114bps), 10/20/34, Callable 10/20/23 @ 100(b)	$238,943
400,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 3.91%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	382,595
464,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 3.78%(US0003M+107bps), 10/20/30, Callable 10/20/22 @ 100(b)	453,515
731,260	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 4.32%(US0001M+150bps), 6/15/35(b)	717,937
303,344	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 4.07%(US0001M+125bps), 6/15/35(b)	304,194
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(b)(c)	77,191
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	81,678
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(b)	551,012
200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100	188,045
250,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 3.84%(US0003M+113bps), 10/20/34, Callable 10/20/23 @ 100(b)	239,747
24,835	Prima Capital CRE Securitization, Class A, Series 2021-9A, 4.44%(US0001M+145bps), 12/15/37, Callable 5/25/23 @ 100(b)	24,835
470,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A, 3.83%(US0003M+112bps), 4/20/34, Callable 4/20/23 @ 100(b)	450,851
420,000	RR 7, Ltd., Class A1AB, Series 2019-7A, 3.67%(TSFR3M+134bps), 1/15/37, Callable 10/15/22 @ 100(b)	405,742
53,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 5.50%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(b)	51,876
103,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 4.85%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(b)	100,785
146,000	SREIT Trust, Class C, Series 2021-MFP, 4.15%(US0001M+133bps), 11/15/38(b)	137,969
410,000	SREIT Trust, Class A, Series 2021-MFP, 3.55%(US0001M+73bps), 11/15/38(b)	395,165

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$235,000	SREIT Trust, Class B, Series 2021-MFP, 3.90%(US0001M+108bps), 11/15/38(b)	$223,414
100,000	SREIT Trust, Class D, Series 2021-MFP, 4.40%(US0001M+158bps), 11/15/38(b)	93,831
350,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 3.79%(US0003M+108bps), 4/20/33, Callable 10/20/22 @ 100(b)	334,085
434,000	Symphony CLO XXXII, Ltd., Class A1, Series 2022-32A, 1.63%(TSFR3M+132bps), 4/23/35, Callable 4/23/24 @ 100(b)	417,441
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(b)	15,287
370,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(b)	286,175
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 3.98%(US0003M+127bps), 7/20/32, Callable 10/20/22 @ 100(b)	501,339
250,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 3.90%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(b)	239,271
444,000	Voya CLO, Ltd., Class AR, Series 2020-3A, 3.86%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	423,397
250,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 3.89%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(b)	238,917
261,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 4.02%(US0001M+120bps), 5/15/31(b)	254,032
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	222,415

Total Collateralized Mortgage Obligations (Cost $37,796,305)		36,280,082

Convertible Bonds (0.4%):
Entertainment (0.0%†):
37,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	36,988

Hotels, Restaurants & Leisure (0.0%†):
38,000	Booking Holdings, Inc., 0.75%, 5/1/25^	45,726
40,000	Vail Resorts, Inc., 3.92%, 1/1/26	35,294

		81,020

Leisure Products (0.0%†):
28,000	Callaway Golf Co., 2.75%, 5/1/26	36,528

Media (0.1%):
85,000	DISH Network Corp., 2.38%, 3/15/24	75,770
209,000	DISH Network Corp., 3.38%, 8/15/26	143,687

		219,457

Oil, Gas & Consumable Fuels (0.2%):
79,890	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)	422,459

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Convertible Bonds, continued
Oil, Gas & Consumable Fuels, continued
$46,865	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)	$247,822

		670,281

Professional Services (0.1%):
23,000	FTI Consulting, Inc., 2.00%, 8/15/23	37,927
33,000	KBR, Inc., 2.50%, 11/1/23	57,887

		95,814

Semiconductors & Semiconductor Equipment (0.0%†):
13,000	ON Semiconductor Corp., 1.63%, 10/15/23	39,766

Total Convertible Bonds (Cost $630,372)		1,179,854

Bank Loans (0.2%):
Chemicals (0.0%†):
24,750	Consolidated Energy Term Incr B 1Ln, 0.00% (LIBOR+350bps )	23,636
9,950	Diversey Term B 1Ln, 0.00% (LIBOR+300bps ), 9/14/28	9,149

		32,785

Construction & Engineering (0.0%†):
50,000	Convergint Tech Term 2Ln, 0.00% (LIBOR+675bps ), 3/18/29	46,334
9,900	Convergint Tech Term B 1Ln, 0.00% (LIBOR+350bps ), 3/31/28	9,207

		55,541

Diversified Consumer Services (0.1%):
5,000	Ascend Learning Term 2Ln, 0.00% (LIBOR+575bps ), 11/18/29	4,328
74,625	Ascend Learning Term Ln, 0.00% (LIBOR+350bps ), 11/17/28	68,730

		73,058

Hotels, Restaurants & Leisure (0.1%):
109,450	City Football Group Term B 1Ln, 0.00% (LIBOR+350bps ), 7/9/28, Callable 11/10/22 @ 100	103,886
75,475	Diamond Sports Broadcasting Term B 1Ln, 0.00% (LIBOR+325bps ), 8/24/26, Callable 11/10/22 @ 100	14,529
163,212	Golden Entertainment Term B 1Ln, 0.00% (LIBOR+300bps ), 10/20/24, Callable 11/10/22 @ 100	161,254

		279,669

Industrial Products (0.0%†):
50,000	Brookfield Wec Holdings, Inc., 0.00%, 8/1/25	48,664

Software (0.0%†):
6,771	Ion Analytics Term 1Ln, 0.00% (LIBOR+400bps ), 2/4/28	6,473

Software & Tech Services (0.0%†):
47,029	athenahealth, 0.00%, 1/27/29	42,044
7,971	athenahealth, 0.00%, 1/27/29	7,126

		49,170

Total Bank Loans (Cost $600,767)		545,360

Corporate Bonds (37.2%):
(0.2%):
843,000	Blackstone Private Credit Fund, 4.70%, 3/24/25^	797,040

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense (0.6%):
$214,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	$205,917
214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	197,181
200,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	173,651
200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	174,362
210,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	179,352
125,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(b)	109,062
170,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(b)	146,625
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	4,544
65,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(b)	57,362
60,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 11/14/22 @ 103.44	56,700
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 11/14/22 @ 101.59	56,400
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 11/14/22 @ 103.75	52,388
610,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	529,175
115,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	92,575

		2,035,294

Air Freight & Logistics (0.1%):
100,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(b)	86,000
93,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 11/14/22 @ 103.13(b)	92,884

		178,884

Auto Components (0.0%†):
55,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	39,394

Automobiles (0.5%):
199,000	Magallanes, Inc., 3.43%, 3/15/24(b)	192,236
109,000	Magallanes, Inc., 3.64%, 3/15/25(b)	103,286
213,000	Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100(b)	190,866
74,000	Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(b)	64,042
310,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	254,566
155,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	115,816
234,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	169,941
55,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(b)	38,500
105,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)	60,637
75,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(b)	56,344
309,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(b)	305,548

		1,551,782

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks (5.0%):
$656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	$644,636
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	589,636
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	123,231
930,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	692,933
2,462,000	Bank of America Corp., 5.02% (SOFR+216 bps), 7/22/33, Callable 7/22/32 @ 100	2,289,328
100,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	98,750
245,000	CIT Group, Inc., 6.13%, 3/9/28	242,550
393,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	378,580
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,556,959
954,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	878,654
200,000	Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	145,645
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,941,910
267,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	212,187
2,747,000	JPMorgan Chase & Co., 4.59% (SOFR+180 bps), 4/26/33, Callable 4/26/32 @ 100	2,473,171
374,000	JPMorgan Chase & Co., 4.91% (SOFR+208 bps), 7/25/33, Callable 7/25/32 @ 100	346,033
296,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	276,048
449,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	406,870
938,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	852,902
1,677,000	Wells Fargo & Co., 4.90% (SOFR+210 bps), 7/25/33, Callable 7/25/32 @ 100	1,546,130

		16,696,153

Beverages (0.6%):
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	445,847
220,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	184,123
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	408,467
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	420,000

Principal Amount		Value
Corporate Bonds, continued
Beverages, continued
$523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	$503,871
150,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(b)	114,750

		2,077,058

Biotechnology (0.0%†):
245,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(b)	160,475

Building Products (0.1%):
255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 10/27/22 @ 102.5(b)	232,688
55,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(b)	42,212
15,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(b)	12,525

		287,425

Capital Markets (3.1%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	279,912
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	552,324
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	684,333
751,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	685,721
353,000	Blackstone Private Credit Fund, 7.05%, 9/29/25(b)	348,941
140,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(b)	85,400
305,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	169,275
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	993,372
510,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	385,405
1,009,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	803,581
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	193,963
70,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(b)	56,000
25,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(b)	19,312
170,000	Medline Borrower, LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(b)	136,000
25,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	20,125
2,124,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	2,101,921
632,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	543,187

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$891,000	Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33, Callable 7/20/32 @ 100	$828,802
70,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63(b)	52,500
45,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(b)	34,425
190,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 11/11/22 @ 108.06(b)	178,600
200,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(b)	153,750
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	422,210
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	446,746
20,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(b)	14,300
50,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 11/14/22 @ 105.31(b)	21,750
80,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(b)	47,200

		10,259,055

Chemicals (0.3%):
16,000	CF Industries, Inc., 4.95%, 6/1/43	12,960
170,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100	146,200
355,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(b)	291,988
25,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31(b)	17,625
115,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13(b)	98,612
125,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	103,750
60,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	42,900
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	33,162
135,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	100,575
80,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(b)	68,922
55,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(b)	40,975

		957,669

Commercial Services & Supplies (0.2%):
55,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(b)	45,650
165,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(b)	146,025
255,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104.13	253,087
56,000	GEO Group, Inc. (The), 10.50%, 6/30/28, Callable 10/24/22 @ 103	55,440

Principal Amount		Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$95,000	GEO Group, Inc. (The), 9.50%, 12/31/28, Callable 10/24/22 @ 103(b)	$87,874
35,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(b)	30,275
35,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(b)	21,044
70,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63(b)	41,825
120,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(b)	97,800

		779,020

Communications Equipment (0.1%):
170,000	CommScope, Inc., 6.00%, 3/1/26, Callable 11/14/22 @ 103(b)	156,400
90,000	CommScope, Inc., 7.13%, 7/1/28, Callable 7/1/23 @ 103.56(b)	69,300
90,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	72,900
115,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(b)	91,569

		390,169

Construction & Engineering (0.2%):
40,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(b)	34,000
330,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 11/14/22 @ 102.13(b)	237,600
105,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(b)	88,987
80,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(b)	59,200
35,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(b)	27,300
350,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(b)	283,500

		730,587

Consumer Discretionary Products (0.0%†):
125,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31(b)	103,438

Consumer Discretionary Services (0.0%†):
70,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(b)	53,200

Consumer Finance (2.9%):
578,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	571,929
130,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	125,516
148,000	Ally Financial, Inc., 5.13%, 9/30/24	147,109
330,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	331,020
200,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	161,279

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$462,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	$456,624
237,000	Capital One Financial Corp., 2.64% (SOFR+129 bps), 3/3/26, Callable 3/3/25 @ 100	220,096
295,000	Capital One Financial Corp., 4.99% (SOFR+216 bps), 7/24/26, Callable 7/24/25 @ 100	288,469
833,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	764,712
636,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	574,868
303,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	253,883
440,000	Capital One Financial Corp., 5.25% (SOFR+260 bps), 7/26/30, Callable 7/26/29 @ 100	409,137
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	240,476
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	363,425
355,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	325,882
110,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	94,621
215,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	167,201
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	493,982
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,398,565
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	75,348
240,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	207,426
175,000	OneMain Finance Corp., 6.88%, 3/15/25	164,281
110,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	85,525
100,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	73,500
170,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	118,575
381,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	374,842
577,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	561,644
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	579,170

		9,629,105

Consumer Staple Products (0.2%):
190,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100(b)	177,888
395,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100(b)	356,977

		534,865

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 10/24/22 @ 102.06(b)	4,137

Principal Amount		Value
Corporate Bonds, continued
Containers & Packaging, continued
$85,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	$64,069
30,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(b)	24,975

		93,181

Diversified Consumer Services (0.1%):
89,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(b)	80,100
32,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	24,280
141,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(b)	131,659

		236,039

Diversified Financial Services (0.3%):
85,000	Acrisure LLC / Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(b)	65,450
59,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	58,690
144,000	Jackson Financial, Inc., 5.17%, 6/8/27, Callable 5/8/27 @ 100	139,109
182,000	Jackson Financial, Inc., 5.67%, 6/8/32, Callable 3/8/32 @ 100	167,619
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	14,800
55,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(b)	43,656
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	482,005
70,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	58,975
65,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31, Callable 2/15/31 @ 100(b)	53,137
55,000	Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(b)	42,763

		1,126,204

Diversified Telecommunication Services (0.8%):
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	195,918
109,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	80,644
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	436,362
351,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	237,614
125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	121,250
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	310,500
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	8,625
80,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(b)	70,800

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$40,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(b)	$27,800
30,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(b)	21,000
60,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(b)	54,300
65,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	55,575
70,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(b)	57,750
8,244	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	6,410
70,000	Frontier Communications Holdings LLC, 6.00%, 1/15/30, Callable 10/15/24 @ 103(b)	54,425
85,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(b)	63,325
323,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	271,722
299,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	238,986
250,000	Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 8/15/23 @ 103.88(b)	207,500
85,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 11/14/22 @ 100(b)	68,213

		2,588,719

Electric Utilities (0.9%):
321,000	Alabama Power Co., 3.05%, 3/15/32, Callable 12/15/31 @ 100	274,004
326,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 11/14/22 @ 103.38(b)	283,620
20,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(b)	17,200
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(b)	57,225
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	215,286
78,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(b)	59,872
249,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(b)	189,816
71,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(b)	63,775
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	99,674

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$86,000	Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31 @ 100(b)	$72,151
64,000	Exelon Corp., 4.10%, 3/15/52, Callable 9/15/51 @ 100(b)	49,284
100,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	87,750
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	202,560
29,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(b)	27,695
140,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	129,150
30,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(b)	24,225
55,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(b)	43,037
112,899	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	108,948
310,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	227,890
575,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	495,937
140,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	120,400
260,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 10/24/22 @ 102.5(b)	233,350

		3,082,849

Electrical Equipment (0.1%):
85,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	68,425
105,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	86,888
140,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(b)	112,350

		267,663

Electronic Equipment, Instruments & Components (0.1%):
255,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(b)	210,375

Entertainment (0.0%†):
140,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(b)	113,925

Equity Real Estate Investment Trusts (3.3%):
150,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	123,165
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	439,936
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	375,045
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	464,789
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	486,649
98,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	86,089

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$85,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	$62,533
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	34,825
65,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(b)	53,544
170,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(b)	132,606
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	94,234
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	80,410
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	546,057
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	132,128
169,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	168,186
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	124,632
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	274,694
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,792,574
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	354,272
194,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	148,295
78,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	55,538
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	67,366
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	98,656
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	18,967
498,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	367,031
458,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(b)	429,243
146,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(b)	127,985
111,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(b)	93,806
65,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	48,588
55,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	44,825
60,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	41,175
125,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	82,500

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	$141,072
112,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	97,038
87,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	70,287
232,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	174,631
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	351,040
237,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	168,712
300,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 11/14/22 @ 103.94(b)	291,750
160,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b)	101,600
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	182,294
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	472,053
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	582,034
38,000	VICI Properties LP, 4.38%, 5/15/25	36,148
100,000	VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	88,375
103,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	87,352
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	787,136
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	89,009

		11,170,874

Financial Services (0.1%):
30,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(b)	27,225
60,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(b)	41,700
175,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(b)	143,063
30,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(b)	25,650

		237,638

Food & Staples Retailing (0.3%):
35,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(b)	31,150
80,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(b)	64,400
240,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(b)	201,600

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$165,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 11/14/22 @ 103.44(b)	$163,762
125,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 11/14/22 @ 102.75(b)	113,437
30,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(b)	24,975
140,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	141,536
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	221,675
65,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(b)	60,613
90,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(b)	76,387
25,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	20,813

		1,120,348

Food Products (0.3%):
170,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(b)	124,100
50,000	JBS Finance Luxembourg Sarl, 3.63%, 1/15/32, Callable 1/15/27 @ 101.81(b)	39,000
300,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	276,375
550,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(b)	405,625
135,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(b)	108,675
55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(b)	50,325
28,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(b)	22,680
95,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	76,119

		1,102,899

Health Care (0.0%†):
25,000	Garden Spinco Corp., 8.63%, 7/20/30, Callable 7/20/27 @ 102.16(b)	25,813

Health Care Equipment & Supplies (0.0%†):
140,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(b)	114,100

Health Care Providers & Services (1.8%):
65,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(b)	50,375
15,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13(b)	14,100
405,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	367,537
600,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	483,000
985,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	881,575

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	$293,400
245,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	184,363
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(b)	77,250
100,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(b)	74,000
240,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(b)	112,800
130,000	CHS/Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63(b)	90,350
70,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(b)	46,900
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	497,975
315,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 11/14/22 @ 104(b)	273,263
114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	106,838
260,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	227,049
310,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	237,150
235,000	HCA, Inc., 5.38%, 2/1/25	231,181
217,000	HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100	207,778
203,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	198,686
470,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	388,925
40,000	HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @ 100(b)	32,330
25,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(b)	21,250
128,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	114,745
60,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	49,800
75,000	Molina Healthcare, Inc., 3.88%, 5/15/32, Callable 2/15/32 @ 100(b)	61,500
40,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25^(b)	31,400
105,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25, Callable 11/14/22 @ 100(b)	97,650
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 11/14/22 @ 103.13(b)	201,562
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(b)	172,088
110,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(b)	90,750
65,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19(b)	53,950

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	$130,320

		6,101,840

Hotels, Restaurants & Leisure (0.8%):
25,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(b)	20,500
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	154,437
65,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(b)	49,725
130,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(b)	128,700
220,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(b)	169,400
100,000	Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25(b)	82,500
55,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	37,125
100,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 11/14/22 @ 103.81(b)	98,250
55,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(b)	44,138
30,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(b)	25,800
70,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(b)	63,700
55,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(b)	43,450
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	113,196
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	239,375
285,000	NCL Corp., Ltd., 3.63%, 12/15/24, Callable 10/24/22 @ 101.81(b)	239,400
75,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(b)	62,687
25,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(b)	18,125
30,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(b)	31,837
35,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23(b)	35,525
117,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 10/24/22 @ 108.63(b)	124,020
140,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(b)	107,100
50,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(b)	36,250
200,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(b)	164,000
100,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 10/27/22 @ 109.75(b)	103,000

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$100,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	$93,375
150,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27, Callable 2/15/27 @ 100(b)	132,375
135,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	112,050

		2,530,040

Household Durables (0.2%):
30,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(b)	21,150
35,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b)	25,025
65,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	49,887
150,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(b)	101,625
15,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	12,413
40,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27, Callable 10/15/23 @ 102.38(b)	34,800
25,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	19,500
195,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(b)	183,300
60,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(b)	43,500
120,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(b)	91,800

		583,000

Household Products (0.0%†):
80,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(b)	62,900

Independent Power and Renewable Electricity Producers (0.3%):
528,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(b)	485,119
461,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(b)	393,141
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(b)	40,050
50,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(b)	43,500
40,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(b)	35,700
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	35,200

		1,032,710

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Industrial Conglomerates (0.2%):
$205,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 11/14/22 @ 103.13	$190,650
510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	447,525

		638,175

Industrial Services (0.1%):
210,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	165,375
85,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(b)	78,200

		243,575

Insurance (1.3%):
175,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13(b)	134,969
900,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	837,966
35,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(b)	29,225
55,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(b)	42,900
30,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(b)	23,550
98,000	Corebridge Financial, Inc., 3.50%, 4/4/25, Callable 3/4/25 @ 100(b)	93,097
334,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100(b)	305,196
137,000	Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(b)	120,627
163,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100(b)	137,083
37,000	Corebridge Financial, Inc., 4.35%, 4/5/42, Callable 10/5/41 @ 100(b)	28,976
110,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100(b)	83,632
686,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(b)	567,665
55,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 10/24/22 @ 101.75(b)	51,700
50,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(b)	41,875
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	39,632
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	128,599
651,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	588,172
85,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(b)	72,037
463,000	Unum Group, 3.88%, 11/5/25	442,954
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	307,864

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$260,000	USI, Inc., 6.88%, 5/1/25, Callable 11/14/22 @ 100(b)	$249,600

		4,327,319

Interactive Media & Services (0.0%†):
85,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	63,962
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	32,850

		96,812

IT Services (0.2%):
40,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(b)	31,200
15,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(b)	11,625
175,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(b)	149,188
55,000	Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100	47,220
55,000	Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100	42,503
20,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(b)	17,000
215,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)	206,400
100,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(b)	89,000
65,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(b)	53,137
50,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	40,375
50,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	39,250

		726,898

Leisure Products (0.1%):
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	298,302
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(b)	4,787

		303,089

Life Sciences Tools & Services (0.1%):
195,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(b)	173,550
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	17,400
45,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b)	36,900

		227,850

Machinery (0.1%):
80,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(b)	59,200
75,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(b)	58,312
40,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(b)	32,200
335,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(b)	231,150

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Machinery, continued
$60,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(b)	$51,000

		431,862

Media (1.8%):
20,000	ABG Intermediate Holdings 2 LLC, 7.10%, 12/21/28, Callable 11/10/22 @ 100	19,092
275,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28, Callable 11/15/23 @ 103.25(b)	217,937
100,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 113(b)	49,250
35,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(b)	25,681
30,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(b)	25,200
25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(b)	20,000
105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 10/27/22 @ 102.5(b)	91,612
395,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	319,950
95,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	75,050
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	117,800
105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b)	77,438
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	272,787
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	253,759
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.50%, 4/1/63, Callable 10/1/62 @ 100	250,908
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(b)	316,800
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	97,500
280,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 10/27/22 @ 102.69(b)	54,600
215,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	176,548
580,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	396,320
230,000	DISH DBS Corp., 7.75%, 7/1/26	175,375
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	101,853

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	$139,936
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	126,991
65,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(b)	49,075
165,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(b)	135,713
200,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(b)	141,000
45,000	Sirius XM Radio, Inc., 3.13%, 9/1/26, Callable 9/1/23 @ 101.56(b)	39,263
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 11/14/22 @ 102.5(b)	96,075
45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(b)	40,387
40,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(b)	32,500
85,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(b)	65,875
140,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(b)	134,400
80,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(b)	60,400
103,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	81,187
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	324,027
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	395,521
1,100,000	Time Warner Cable, Inc., 6.75%, 6/15/39	972,826
55,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(b)	51,700
65,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(b)	52,975

		6,075,311

Metals & Mining (0.2%):
70,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(b)	58,712
265,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	239,162
30,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	24,903
20,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	16,425
70,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(b)	58,450
70,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44^(b)	57,750
25,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	21,125
25,000	Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	20,563
185,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(b)	150,544

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Metals & Mining, continued
$55,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b)	$40,975

		688,609

Mortgage Real Estate Investment Trusts (0.0%†):
55,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(b)	40,975
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	59,475

		100,450

Multi-Utilities (0.2%):
207,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	183,322
292,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	252,307
110,000	Sempra Energy, 6.00%, 10/15/39	106,682

		542,311

Oil, Gas & Consumable Fuels (4.9%):
55,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	44,962
25,000	Apache Corp., 7.38%, 8/15/47	25,161
70,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	58,625
55,000	Cheniere Energy Partners, LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63	42,625
361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	361,754
145,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(b)	135,938
25,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(b)	19,500
30,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(b)	27,450
30,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	26,775
80,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(b)	74,000
40,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(b)	34,800
195,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(b)	176,231
167,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 11/14/22 @ 101.44	157,397
305,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(b)	272,975
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 10/27/22 @ 102.63(b)	208,150
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(b)	21,250

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	$161,574
105,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	101,587
160,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	154,000
750,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(b)	720,000
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	166,500
35,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b)	30,625
43,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/24/22 @ 102.63	42,965
55,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(b)	46,475
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	120,898
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(b)	104,775
350,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	326,496
167,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	157,165
427,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	331,805
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	80,746
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	101,525
161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	136,615
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	101,821
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	171,420
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	109,517
115,000	Energy Transfer, LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	102,958
135,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(b)	126,394
105,000	EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 6/1/24 @ 103.75(b)	100,013
80,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(b)	74,000
70,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(b)	56,350
115,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	104,650
45,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	41,738

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$311,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	$291,628
109,000	Hess Corp., 7.30%, 8/15/31	115,106
78,000	Hess Corp., 7.13%, 3/15/33	81,634
900,000	Hess Corp., 5.60%, 2/15/41	784,558
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	271,069
190,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 11/14/22 @ 102.81(b)	179,550
35,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	28,262
45,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.38%, 4/15/27, Callable 4/15/24 @ 103.19(b)	42,863
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	149,249
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	59,384
50,000	Kinetik Holdings LP, 5.88%, 6/15/30, Callable 6/15/25 @ 102.94(b)	45,601
55,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(b)	44,137
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	171,079
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	239,534
70,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	59,422
289,000	MPLX, LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100	262,447
150,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	139,500
135,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(b)	119,812
609,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	609,761
120,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	109,650
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	94,137
1,047,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,094,115
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	26,687
422,000	Occidental Petroleum Corp., 6.45%, 9/15/36	419,890
40,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	32,800
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	38,700
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	726,240
120,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	99,600
165,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	132,825
80,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	64,400

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$95,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	$78,375
120,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	103,200
35,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 11/14/22 @ 102.88	32,287
30,000	Phillips 66, 3.70%, 4/6/23	29,855
39,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	37,791
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	105,921
110,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	103,675
493,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	450,479
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/22 @ 100(a)(d)(e)	—
20,000	SM Energy Co., 5.63%, 6/1/25, Callable 11/14/22 @ 100.94	19,100
75,000	SM Energy Co., 6.75%, 9/15/26, Callable 11/14/22 @ 102.25	71,625
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(b)	301,020
55,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	46,063
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 11/14/22 @ 103	4,738
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	86,450
165,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	136,125
135,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(b)	114,075
30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	27,075
185,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	159,100
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	57,575
62,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	58,280
205,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	191,675
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	814,500
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	90,900
205,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	174,250

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$301,000	Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable 5/15/32 @ 100	$272,583
68,000	Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable 2/15/52 @ 100	59,266
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	240,697
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	416,237

		16,276,762

Paper & Forest Products (0.0%†):
45,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(b)	25,650
70,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	56,087

		81,737

Personal Products (0.0%†):
55,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(b)	50,188

Pharmaceuticals (0.4%):
150,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(b)	55,875
170,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(b)	131,112
50,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(b)	38,750
275,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	271,514
116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	101,210
45,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(b)	38,869
40,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b)	34,100
215,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b)	176,300
60,000	Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100	53,364
305,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	225,949
133,000	Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100	82,360

		1,209,403

Professional Services (0.1%):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	51,600
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(b)	123,438

		175,038

Real Estate (0.3%):
27,000	Corporate Office Properties, LP, 2.00%, 1/15/29, Callable 11/15/28 @ 100	20,354
225,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100	189,843

Principal Amount		Value
Corporate Bonds, continued
Real Estate, continued
$115,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 4/15/30, Callable 4/15/25 @ 102.63(b)	$78,487
297,000	VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100	273,240
441,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	398,554
40,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	37,600

		998,078

Real Estate Management & Development (0.2%):
301,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	227,417
85,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	62,262
70,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(b)	50,400
275,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(b)	233,750

		573,829

Retail & Wholesale - Discretionary (0.0%†):
15,000	MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(b)	11,100

Road & Rail (0.0%†):
60,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(b)	50,400

Semiconductors & Semiconductor Equipment (0.6%):
92,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(b)	75,678
899,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(b)	675,187
797,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b)	568,872
633,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(b)	426,708
297,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(b)	192,906
135,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(b)	106,987
75,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(b)	64,500

		2,110,838

Software (0.5%):
55,000	Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	45,306
60,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 11/14/22 @ 103.56(b)	58,650
40,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(b)	32,800
40,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(b)	31,300
30,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(b)	23,588

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$70,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 12/15/22 @ 102(b)	$59,675
125,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(b)	103,125
351,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	307,578
555,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	463,559
690,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	542,277

		1,667,858

Specialty Retail (0.6%):
35,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(b)	28,000
40,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(b)	30,800
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	41,358
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	69,298
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	298,769
55,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(b)	28,050
55,000	Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @ 105.13(b)	36,575
30,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(b)	23,175
55,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(b)	34,925
220,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(b)	191,675
33,000	Lowe’s Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27 @ 100	30,609
240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	223,863
101,000	Lowe’s Cos., Inc., 3.75%, 4/1/32, Callable 1/1/32 @ 100	87,636
410,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	311,939
464,000	Lowe’s Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61 @ 100	342,849
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	67,504
30,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(b)	17,175
20,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(b)	15,600
40,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(b)	30,000

		1,909,800

Technology Hardware, Storage & Peripherals (0.2%):
106,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	106,134
81,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	81,458

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	$129,593
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	149,313
128,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	124,445

		590,943

Telecommunications (0.1%):
130,000	Cogent Communications Group, Inc., 7.00%, 6/15/27, Callable 6/15/24 @ 103.5(b)	124,150
60,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30, Callable 5/15/25 @ 104.38(b)	60,300

		184,450

Textiles, Apparel & Luxury Goods (0.1%):
60,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(b)	45,600
20,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(b)	15,700
70,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(b)	54,337
105,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(b)	78,619

		194,256

Tobacco (0.5%):
452,000	Altria Group, Inc., 4.25%, 8/9/42	309,979
302,000	Altria Group, Inc., 4.50%, 5/2/43	212,689
262,000	Altria Group, Inc., 5.38%, 1/31/44	210,551
108,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	89,463
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	150,321
600,000	Reynolds American, Inc., 7.25%, 6/15/37	563,714
70,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(b)	60,725

		1,597,442

Trading Companies & Distributors (0.3%):
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	459,322
393,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	367,593
40,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(b)	29,200
45,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(b)	38,475
25,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(b)	19,937
40,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(b)	31,800

		946,327

Wireless Telecommunication Services (0.6%):
445,000	Sprint Capital Corp., 8.75%, 3/15/32	517,313
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	309,750

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$380,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	$349,402
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	61,425
70,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	60,691
630,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	557,171
82,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	66,830
161,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	128,757

		2,051,339

Total Corporate Bonds (Cost $141,997,058)		124,143,779

Yankee Debt Obligations (9.4%):
Aerospace & Defense (0.1%):
57,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 11/14/22 @ 101.25(b)	56,002
55,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(b)	50,325
170,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	142,800

		249,127

Airlines (0.0%†):
100,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.88%, 5/1/27, Callable 5/1/24 @ 103.94(b)	88,500
95,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(b)	76,475

		164,975

Banks (1.9%):
874,000	Barclays plc, 4.38%, 1/12/26	824,921
503,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	456,302
580,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	503,760
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	165,436
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	755,819
205,000	HSBC Holdings plc, 4.25%, 3/14/24	200,514
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	188,129
1,432,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	1,295,696
286,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	245,131
980,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100(b)	904,236
513,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(b)	433,272
289,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	246,151

		6,219,367

Principal Amount		Value
Yankee Debt Obligations, continued
Biotechnology (0.0%†):
$200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	$153,750

Capital Markets (1.8%):
1,175,000	Credit Suisse Group AG, 3.80%, 6/9/23	1,158,337
788,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	716,350
602,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(b)	474,309
720,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	669,228
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,281,213
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,359,739
314,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(b)	263,095

		5,922,271

Chemicals (0.1%):
130,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 10/24/22 @ 103.25(b)	120,250
195,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	163,800
95,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	75,525
55,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(b)	47,712

		407,287

Consumer Discretionary Services (0.0%†):
55,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(b)	45,994

Consumer Staple Products (0.2%):
200,000	Imperial Brands Finance PLC, 6.13%, 7/27/27, Callable 6/27/27 @ 100(b)	196,250
555,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26 @ 100(b)	473,113

		669,363

Containers & Packaging (0.1%):
25,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 11/14/22 @ 103(b)	19,750
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 11/11/22 @ 102.75(b)	227,269

		247,019

Diversified Consumer Services (0.1%):
48,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	36,420
225,000	GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 11/11/22 @ 103.56(b)	210,656

		247,076

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services (0.8%):
$200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(b)	$153,000
300,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 10/24/22 @ 103.44(b)	243,000
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	2,005,830
305,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	229,513

		2,631,343

Diversified Telecommunication Services (0.1%):
270,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103^(b)	171,450
185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(b)	136,900
80,000	Telecom Italia SpA, 6.00%, 9/30/34	59,200

		367,550

Energy Equipment & Services (0.0%†):
140,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 11/11/22 @ 105.16(b)	128,450

Hotels, Restaurants & Leisure (0.1%):
55,000	1011778 BC ULC / New Red Finance, Inc., 5.75%, 4/15/25, Callable 11/14/22 @ 102.88(b)	54,312
210,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	164,850
75,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(b)	48,281
65,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(b)	39,894

		307,337

Insurance (0.2%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	413,216
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(b)	176,250

		589,466

Marine (0.0%†):
85,000	Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(b)	67,150

Materials (0.1%):
55,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(b)	45,100
220,000	NOVA Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100(b)	186,725
225,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30, Callable 1/27/25 @ 102.5(b)	186,750

		418,575

Media (0.1%):
255,000	VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(b)	193,800
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	85,350

		279,150

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining (0.1%):
$200,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	$146,750
115,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 10/24/22 @ 103.44(b)	106,087
55,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(b)	49,500
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	4,406
105,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 11/11/22 @ 106(b)	96,994
75,000	Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(b)	72,188

		475,925

Multi-Utilities (0.2%):
525,000	InterGen NV, 7.00%, 6/30/23, Callable 11/11/22 @ 100(b)	510,563

Oil, Gas & Consumable Fuels (1.2%):
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 10/24/22 @ 101.69(b)	103,500
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 11/11/22 @ 102.13(b)	179,375
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	220,719
235,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(b)	237,938
1,385,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,033,743
120,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	80,736
295,000	Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100	207,311
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,542,632
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	279,938
70,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(b)	62,475

		3,948,367

Pharmaceuticals (0.0%†):
115,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/14/22 @ 100(b)	90,850

Software (0.1%):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(b)	78,375
115,000	Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24 @ 101.94(b)	88,550

		166,925

Sovereign Bond (1.1%):
355,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(b)	287,245
56,434	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 11/14/22 @ 100	11,075
513,757	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 11/11/22 @ 100	103,394
941,242	Argentine Republic Government International Bond, 1.50%, 7/9/35, Callable 11/11/22 @ 100	171,777
400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	394,645

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$1,344,000	Dominican Republic, 5.50%, 1/27/25^(b)	$1,305,360
250,000	Dominican Republic, 6.00%, 7/19/28(b)	227,187
600,000	Indonesia Government International Bond, 4.20%, 10/15/50	453,721
470,000	Qatar Government International Bond, 4.40%, 4/16/50(b)	409,227
230,000	Saudi Government International Bond, 3.25%, 10/22/30(b)	205,790
200,000	Saudi Government International Bond, 4.50%, 4/22/60(b)	165,801

		3,735,222

Telecommunications (0.0%†):
110,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	93,501

Trading Companies & Distributors (0.6%):
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	405,601
637,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100	581,633
217,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	216,952
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	233,241
209,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	177,905
219,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	175,232
234,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	173,777

		1,964,341

Wireless Telecommunication Services (0.4%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	318,038
630,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	533,925
135,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(b)	96,187
230,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(b)	210,526
201,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(b)	173,588

		1,332,264

Total Yankee Debt Obligations (Cost $37,710,881)		31,433,208

Municipal Bonds (0.7%):
California (0.2%):
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	537,496

Principal Amount		Value
Municipal Bonds, continued
California, continued
$10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	$11,862

		549,358

Illinois (0.4%):
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	331,220
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	432,692
34,091	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	33,987
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	280,554
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	316,594

		1,395,047

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	541,064

Total Municipal Bonds (Cost $2,658,541)		2,485,469

U.S. Government Agency Mortgages (20.4%):
Government National Mortgage Association (4.3%)
4,694	5.00%, 6/15/34, Pool #629493	4,565
2,675	5.00%, 3/15/38, Pool #676766	2,717
1,595	5.00%, 4/15/38, Pool #672672	1,621
5,600	5.00%, 8/15/38, Pool #687818	5,688
50,023	5.00%, 1/15/39, Pool #705997	50,812
605	5.00%, 3/15/39, Pool #697946	601
98,248	5.00%, 3/15/39, Pool #646746	99,800
96,103	4.00%, 10/15/40, Pool #783143	92,919
26,648	4.00%, 10/20/40, Pool #G24833	25,552
79,862	4.00%, 1/20/41, Pool #4922	76,579
220,524	4.50%, 3/20/41, Pool #4978	218,377
163,381	4.00%, 5/20/41, Pool #5054	156,665
77,024	4.50%, 5/20/41, Pool #005055	76,274
76,189	4.50%, 6/15/41, Pool #366975	74,926
51,196	4.50%, 6/20/41, Pool #005082	50,698
182,627	4.00%, 10/20/41, Pool #5203	175,118
206,342	3.50%, 12/20/41, Pool #5258	193,141
359,190	4.00%, 1/20/42, Pool #5280	344,417
127,120	3.00%, 12/20/42, Pool #MA0624	115,348
196,592	3.00%, 12/20/42, Pool #AA5872	174,755
22,241	3.00%, 1/20/43, Pool #MA0698	19,990
275,369	3.50%, 2/20/43, Pool #MA0783	259,778
128,594	3.00%, 3/20/43, Pool #AA6146	120,455
37,147	3.50%, 3/20/43, Pool #AD8884	34,128
55,314	3.00%, 3/20/43, Pool #AD8812	51,231
37,304	3.50%, 4/20/43, Pool #AD9075	34,275
14,008	3.50%, 4/20/43, Pool #AB9891	12,871
3,209	4.00%, 7/20/44, Pool #MA2074	3,078
46,703	4.00%, 5/20/45, Pool #MA2893	44,348
67,423	4.00%, 8/20/45, Pool #MA3035	64,027
2,539	4.00%, 9/20/45, Pool #MA3106	2,411
2,690	4.00%, 10/20/45, Pool #MA3174	2,554
3,129	4.00%, 12/20/45, Pool #MA3311	2,972
3,042	4.00%, 1/20/46, Pool #MA3377	2,889
137,391	4.00%, 4/15/46, Pool #784232	135,213
182,980	4.00%, 5/20/46, Pool #MA3664	173,444
21,133	3.50%, 7/20/46, Pool #784391	19,599
11,689	3.00%, 10/20/46, Pool #MA4003	10,535
609,392	3.00%, 12/20/46, Pool #MA4126	549,213

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$51,173	4.00%, 1/15/47, Pool #AX5831	$48,771
58,453	4.00%, 1/15/47, Pool #AX5857	55,761
191,888	3.00%, 1/20/47, Pool #MA4195	172,944
115,421	3.00%, 2/20/47, Pool #MA4261	103,818
22,466	4.00%, 3/20/47, Pool #MA4322	21,258
197,052	4.00%, 4/20/47, Pool #784304	183,616
22,377	4.00%, 4/20/47, Pool #MA4383	21,127
189,069	4.00%, 4/20/47, Pool #784303	176,157
14,469	4.00%, 5/20/47, Pool #MA4452	13,691
61,866	4.00%, 6/20/47, Pool #MA4511	58,539
57,123	4.00%, 4/20/48, Pool #BG7744	53,700
70,070	4.00%, 4/20/48, Pool #BG3507	65,856
700,000	3.50%, 10/20/50, TBA	635,578
72,376	3.50%, 11/20/50, Pool #MA6997	66,133
197,616	2.00%, 2/20/51, Pool #MA7192	164,747
67,212	3.00%, 9/20/51, Pool #MA7590	59,634
600,000	2.00%, 10/20/51, TBA	499,406
625,000	2.50%, 10/20/51, TBA	536,035
68,492	3.00%, 10/20/51, Pool #MA7650	60,832
1,350,000	2.00%, 11/20/51, TBA	1,123,664
2,500,000	2.00%, 12/20/51	2,084,082
2,400,000	2.50%, 12/20/51	2,064,047
150,000	3.00%, 12/20/51	132,469
200,000	3.00%, 10/20/52, TBA	176,562
700,000	4.50%, 10/20/52, TBA	669,594
600,000	2.50%, 11/20/52, TBA	514,570
800,000	3.50%, 11/20/52, TBA	725,875
400,000	3.00%, 11/20/52, TBA	352,937

		14,324,987

Federal Home Loan Mortgage Corporation (4.0%)
21,647	2.50%, 6/1/31, Pool #G18604	20,039
38,220	2.50%, 7/1/31, Pool #V61246	35,176
64,892	2.50%, 8/1/31, Pool #V61273	59,765
230,157	3.50%, 3/1/32, Pool #C91403	213,153
690,420	3.50%, 7/1/32, Pool #C91467	639,394
6,061	2.50%, 8/1/32, Pool #G18654	5,557
6,422	2.50%, 11/1/32, Pool #G18665	5,889
196,252	2.50%, 12/1/32, Pool #G18669	179,943
29,653	2.50%, 3/1/33, Pool #G18680	27,470
70,983	3.00%, 4/1/33, Pool #G18684	66,426
11,989	2.50%, 4/1/33, Pool #G18683	11,107
6,153	2.50%, 5/1/33, Pool #G18687	5,699
132,564	2.50%, 7/1/33, Pool #G16661	121,670
27,571	3.00%, 4/1/34, Pool #G16829	26,071
250,056	3.50%, 10/1/34, Pool #C91793	228,133
487,708	4.00%, 5/1/37, Pool #C91938	469,756
21,025	3.50%, 4/1/40, Pool #V81744	19,295
39,582	3.50%, 5/1/40, Pool #V81750	36,313
45,965	3.50%, 6/1/40, Pool #V81792	42,186
24,056	3.50%, 8/1/40, Pool #V81886	22,074
16,492	3.50%, 9/1/40, Pool #V81958	15,130
28,285	4.50%, 1/1/41, Pool #A96051	27,145
26,572	4.50%, 3/1/41, Pool #A97673	26,183
21,236	2.00%, 4/1/41, Pool #RB5108	17,934
41,903	4.50%, 4/1/41, Pool #A97942	41,288
156,928	5.00%, 6/1/41, Pool #G06596	158,726
22,017	2.00%, 7/1/41, Pool #RB5118	18,592
23,009	2.00%, 10/1/41, Pool #RB5131	19,336
552,340	4.50%, 1/1/42, Pool #G60517	544,096
76,823	3.00%, 12/1/42, Pool #C04320	68,950
26,213	4.00%, 5/1/43, Pool #Q18481	24,415
26,023	4.00%, 7/1/43, Pool #Q19597	24,226
24,231	4.00%, 10/1/43, Pool #Q22499	22,561
91,753	3.50%, 1/1/44, Pool #G60271	82,982
182,795	3.50%, 1/1/44, Pool #G07922	168,644

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$33,142	4.00%, 1/1/44, Pool #V80950	$30,879
121,976	4.00%, 1/1/45, Pool #Q30720	116,461
92,032	4.00%, 2/1/45, Pool #G07949	89,116
27,028	3.50%, 3/1/45, Pool #Q31974	25,006
45,255	3.50%, 3/1/45, Pool #Q32008	41,877
25,398	3.50%, 3/1/45, Pool #Q32328	23,518
16,254	3.00%, 5/1/45, Pool #Q33468	14,574
110,260	3.50%, 5/1/45, Pool #Q33547	99,947
120,920	3.00%, 6/1/45, Pool #Q34156	108,278
148,118	3.50%, 6/1/45, Pool #Q34164	134,218
23,667	3.50%, 6/1/45, Pool #Q33791	21,455
33,796	3.00%, 7/1/45, Pool #Q34759	30,305
10,207	3.00%, 7/1/45, Pool #Q34979	9,085
46,952	4.00%, 8/1/45, Pool #Q35845	44,443
10,757	4.00%, 9/1/45, Pool #Q37853	10,114
4,221	4.00%, 11/1/45, Pool #Q38812	3,931
171,394	3.50%, 11/1/45, Pool #Q37467	158,610
1,842	4.00%, 2/1/46, Pool #Q38879	1,740
11,648	4.00%, 2/1/46, Pool #Q38783	10,856
10,381	4.00%, 2/1/46, Pool #Q38782	9,802
26,145	4.00%, 4/1/46, Pool #V82292	24,740
6,063	4.00%, 4/1/46, Pool #Q39975	5,726
63,700	3.50%, 5/1/46, Pool #G60603	58,830
193,185	3.50%, 5/1/46, Pool #G60553	178,072
54,931	3.50%, 5/1/46, Pool #Q40647	49,903
168,857	3.50%, 9/1/46, Pool #Q43257	155,932
8,171	4.00%, 9/1/47, Pool #Q50433	7,637
14,711	4.00%, 10/1/47, Pool #Q51189	13,750
11,085	4.00%, 2/1/48, Pool #Q54192	10,419
127,761	4.00%, 5/1/48, Pool #Q55992	120,146
388,702	4.00%, 6/1/48, Pool #G67713	369,039
46,242	4.00%, 7/1/48, Pool #Q59935	44,131
364,086	2.50%, 10/1/50, Pool #SD7525	309,591
522,583	2.50%, 11/1/50, Pool #SD7530	443,241
41,255	2.50%, 2/1/51, Pool #SD7535	35,089
–	2.00%, 3/1/51, Pool #SD8134	—
600,373	3.00%, 5/1/51, Pool #QC1881	527,995
134,639	2.00%, 5/1/51, Pool #SD7541	109,950
13,760	2.00%, 7/1/51, Pool #QC4163	11,230
142,714	3.00%, 9/1/51, Pool #QC7496	124,269
–	2.00%, 10/1/51, Pool #RA5715	—
330,961	2.00%, 10/1/51, Pool #RA6076	269,666
189,104	2.00%, 11/1/51, Pool #RA6302	153,956
472,311	2.00%, 11/1/51, Pool #RA6241	384,831
139,792	3.00%, 11/1/51, Pool #QD1240	121,788
1,132,907	2.50%, 12/1/51, Pool #RA6435	957,884
95,542	2.50%, 12/1/51, Pool #RA6496	80,681
190,749	2.00%, 12/1/51, Pool #RA6510	154,596
1,950,230	3.00%, 12/1/51, Pool #SD8184	1,698,904
377,704	2.50%, 12/1/51, Pool #RA6434	318,984
335,496	2.50%, 1/1/52, Pool #RA6622	283,632
582,328	2.00%, 2/1/52, Pool #RA6820	473,035
288,539	2.00%, 2/1/52, Pool #RA6823	233,752
245,721	3.50%, 3/1/52, Pool #RA6950	221,901
176,128	3.50%, 3/1/52, Pool #SD8202	158,570
235,401	3.50%, 3/1/52, Pool #RA6949	212,807
631,132	3.00%, 3/1/52, Pool #RA6988	549,622

		13,353,838

Federal National Mortgage Association (12.1%)
95,731	2.50%, 6/1/29, Pool #MA3734	86,958
54,893	2.50%, 9/1/31, Pool #AS8012	50,354
307,759	3.00%, 4/1/32, Pool #BD9809	286,842
246,743	2.50%, 12/1/32, Pool #CA3748	226,284
362,443	3.00%, 12/1/32, Pool #BM5345	340,220
20,126	3.00%, 3/1/33, Pool #BM4614	18,902

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,093	4.50%, 7/1/33, Pool #720240	$1,076
2,603	4.50%, 7/1/33, Pool #729327	2,520
2,322	4.50%, 8/1/33, Pool #727029	2,288
9,551	4.50%, 8/1/33, Pool #726928	9,404
16,198	4.50%, 8/1/33, Pool #729380	15,949
7,651	4.50%, 8/1/33, Pool #726956	7,533
3,071	4.50%, 8/1/33, Pool #729713	3,024
3,797	4.50%, 8/1/33, Pool #723124	3,739
2,813	4.50%, 8/1/33, Pool #727160	2,770
5,650	4.50%, 9/1/33, Pool #734922	5,809
14,053	4.50%, 9/1/33, Pool #727147	14,446
23,062	4.50%, 12/1/33, Pool #AL5321	23,708
402,645	2.50%, 6/1/34, Pool #BN7572	370,301
17,980	6.00%, 10/1/34, Pool #AL2130	19,869
35,110	4.50%, 9/1/35, Pool #AB8198	36,101
196,433	2.00%, 10/1/35, POOL# BK5705	173,061
338,004	6.00%, 5/1/36, Pool #745512	360,413
1,100,000	1.50%, 11/25/36, TBA	941,531
172,916	6.00%, 1/1/37, Pool #932030	185,943
30,133	6.00%, 3/1/37, Pool #889506	32,372
500,000	1.50%, 10/25/37, TBA	427,812
600,000	2.00%, 10/25/37, TBA	528,187
2,400,000	2.00%, 11/25/37, TBA	2,113,500
44,539	6.00%, 1/1/38, Pool #889371	47,863
16,041	6.00%, 3/1/38, Pool #889219	16,372
7,455	6.00%, 7/1/38, Pool #889733	7,999
46,863	4.50%, 3/1/39, Pool #AB0051	48,176
241,802	4.50%, 4/1/39, Pool #AB0043	248,596
144,867	2.50%, 8/1/39, Pool #MA3761	128,924
19,037	4.50%, 11/1/39, Pool #AC5442	18,787
62,181	6.00%, 5/1/40, Pool #AL2129	64,040
18,518	2.00%, 10/1/40, Pool #MA4176	15,706
19,032	2.00%, 12/1/40, Pool #MA4204	15,971
23,354	4.00%, 12/1/40, Pool #AA4757	22,252
29,421	4.50%, 2/1/41, Pool #AH5580	29,074
20,411	2.00%, 2/1/41, Pool #MA4268	17,236
20,843	2.00%, 3/1/41, Pool #MA4287	17,602
21,436	2.00%, 4/1/41, Pool #MA4311	18,101
21,745	2.00%, 5/1/41, Pool #MA4333	18,362
22,042	2.00%, 6/1/41, Pool #MA4364	18,612
172,666	2.00%, 10/1/41, Pool #MA4446	145,112
469,656	1.50%, 11/1/41, Pool #MA4473	375,904
4,860	6.00%, 1/1/42, Pool #AL2128	4,853
139,767	2.50%, 2/1/43, Pool #AB8465	121,057
34,507	4.00%, 10/1/43, Pool #BM1167	32,658
143,625	4.50%, 3/1/44, Pool #AL5082	137,124
71,110	4.00%, 12/1/44, Pool #AX8459	66,676
7,396	4.00%, 12/1/44, Pool #AY0045	6,901
108,398	4.00%, 3/1/45, Pool #AL6541	101,613
45,989	3.00%, 5/1/45, Pool #AS4972	40,684
68,203	4.00%, 5/1/45, Pool #AZ1207	63,450
24,190	5.00%, 6/1/45, Pool #AZ3448	24,377
28,809	4.00%, 6/1/45, Pool #AZ3341	26,775
104,306	4.00%, 6/1/45, Pool #AY8096	96,877
48,203	4.00%, 6/1/45, Pool #AY8126	46,065
22,247	4.00%, 6/1/45, Pool #AZ2719	20,668
116,879	4.00%, 7/1/45, Pool #AZ0833	108,630
99,005	3.00%, 8/1/45, Pool #AS5634	87,622
39,449	3.00%, 8/1/45, Pool #AZ8288	34,882
15,512	3.00%, 8/1/45, Pool #AZ3728	13,730
51,820	4.00%, 10/1/45, Pool #AL7413	49,028
291,837	4.00%, 10/1/45, Pool #AL7593	276,148
14,197	4.00%, 11/1/45, Pool #AZ0560	13,185
42,401	4.00%, 12/1/45, Pool #BA6404	39,375
18,290	4.00%, 12/1/45, Pool #AS6350	17,305

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$33,266	4.50%, 2/1/46, Pool #BM5199	$32,573
243,264	3.50%, 5/1/46, Pool #BC0880	222,801
8,078	4.00%, 5/1/46, Pool #BC2276	7,567
97,760	4.00%, 7/1/46, Pool #BC1443	93,317
30,535	4.50%, 8/1/46, Pool #AL9111	29,617
106,415	4.00%, 9/1/46, Pool #BC2843	101,561
333,925	3.50%, 12/1/46, Pool #BC9077	305,818
49,071	3.50%, 2/1/47, Pool #BE5696	44,877
1,107,951	4.00%, 2/1/47, Pool #AL9779	1,058,700
413,220	4.50%, 2/1/47, Pool #AL9846	402,092
5,300	4.00%, 6/1/47, Pool #BH4269	4,949
30,138	3.00%, 5/1/49, Pool #MA3670	26,477
308,913	4.50%, 9/1/49, Pool #FM1534	307,440
80,616	3.50%, 11/1/49, Pool #CA4557	73,573
375,598	4.00%, 11/1/49, Pool #CA4628	354,108
–	3.00%, 2/1/50, Pool #CA5126	—
318,332	2.50%, 8/1/50, Pool #SD0430	269,342
632,453	3.50%, 2/1/51, Pool #CA9319	575,807
450,020	2.00%, 3/1/51, Pool #MA4281	365,205
448,043	2.00%, 4/1/51, Pool #MA4305	363,580
271,180	2.50%, 4/1/51, Pool #FM6540	230,614
550,818	3.00%, 6/1/51, Pool #CB0850	488,757
10,104	2.00%, 7/1/51, Pool #BT1461	8,240
46,328	2.50%, 8/1/51, Pool #CB1384	39,111
187,210	2.50%, 9/1/51, Pool #CB1549	158,410
248,099	2.00%, 10/1/51, Pool #CB1799	200,919
328,533	2.00%, 10/1/51, Pool #CB1801	266,278
220,450	2.00%, 11/1/51, Pool #FM9539	178,726
752,021	2.50%, 11/1/51, Pool #FM9501	633,603
188,248	3.00%, 11/1/51, Pool #FM9633	165,606
346,337	2.00%, 11/1/51, Pool #FM9568	280,692
1,950,000	1.50%, 11/25/51, TBA	1,490,836
400,000	3.50%, 11/25/51, TBA	359,563
5,000,000	2.00%, 11/25/51, TBA	4,044,531
96,464	3.00%, 12/1/51, Pool #BT9503	84,018
523,860	2.50%, 12/1/51, Pool #CB2289	442,399
150,887	2.50%, 12/1/51, Pool #CB2321	127,408
1,133,067	2.50%, 12/1/51, Pool #FM9865	954,709
190,059	2.50%, 12/1/51, Pool #CB2320	160,090
143,377	2.00%, 12/1/51, Pool #CB2347	116,205
94,652	2.00%, 12/1/51, Pool #CB2348	76,726
527,527	2.00%, 12/1/51, Pool #CB2349	427,535
142,287	2.00%, 12/1/51, Pool #CB2350	115,930
132,528	2.50%, 12/1/51, Pool #CB2376	112,072
376,271	2.00%, 1/1/52, Pool #FS0288	305,960
866,506	2.00%, 1/1/52, Pool #FS0286	702,339
916,517	2.00%, 2/1/52, Pool #CB2842	744,570
886,018	3.00%, 2/1/52, Pool #FS0671	771,286
237,432	3.00%, 2/1/52, Pool #FS0631	207,471
383,433	2.50%, 2/1/52, Pool #FS0605	324,192
37,539	3.50%, 3/1/52, Pool #CB3174	33,842
143,917	2.50%, 3/1/52, Pool #FS1082	122,227
1,000,000	5.00%, 10/25/52, TBA	973,750
300,000	4.50%, 10/25/52, TBA	285,656
1,150,000	3.00%, 10/25/52, TBA	999,961
1,725,000	2.50%, 10/25/52, TBA	1,447,383
1,100,000	4.00%, 10/25/52, TBA	1,019,906
550,000	1.50%, 10/25/52, TBA	420,492
3,825,000	2.00%, 10/25/52, TBA	3,094,664
175,000	3.50%, 10/25/52, TBA	157,418
2,900,000	2.50%, 11/25/52, TBA	2,433,168
1,550,000	3.00%, 11/25/52, TBA	1,347,047

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$300,000	4.50%, 11/25/52, TBA	$285,352

		40,474,354

Total U.S. Government Agency Mortgages (Cost $73,725,373)		68,153,179

U.S. Treasury Obligations (21.6%):
U.S. Treasury Bills (0.7%)
2,501,800	3.38%, 8/15/42	2,266,083

U.S. Treasury Bonds (10.1%)
2,566,000	1.13%, 5/15/40	1,602,146
7,103,000	1.75%, 8/15/41	4,854,457
1,600,000	2.00%, 11/15/41	1,144,500
11,313,000	3.00%, 2/15/47	9,467,567
18,386,000	2.00%, 8/15/51	12,554,191
3,222,000	1.88%, 11/15/51	2,130,044
2,100,000	2.25%, 2/15/52	1,525,125
600,000	2.88%, 5/15/52	503,156

		33,781,186

U.S. Treasury Notes (10.8%)
4,700,000	0.38%, 1/31/26	4,140,406
9,253,000	0.75%, 3/31/26	8,217,821
3,457,000	1.25%, 12/31/26	3,072,409
4,965,000	1.25%, 5/31/28	4,265,245
6,946,000	1.13%, 8/31/28	5,882,394
1,460,000	1.25%, 9/30/28	1,243,281
10,012,000	2.88%, 5/15/32	9,253,278

		36,074,834

Total U.S. Treasury Obligations (Cost $94,227,103)		72,122,103

Short-Term Security Held as Collateral for Securities on Loan (0.4%):
1,274,756	BlackRock Liquidity FedFund, Institutional Class, 2.77%(f)(g)	1,274,756

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,274,756)		1,274,756

Shares		Value
Unaffiliated Investment Company (5.5%):

Money Markets (5.5%):
18,284,262	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(g)	18,284,262
Total Unaffiliated Investment Company (Cost $18,284,262)		18,284,262

Total Investment Securities (Cost $418,886,961) — 109.2%		364,392,523
Net other assets (liabilities) — (9.2)%		(30,747,424)

Net Assets — 100.0%		$333,645,099

Percentages indicated are based on net assets as of September 30, 2022.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	—	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $1,233,963.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represent 0.29% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2022.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.20% of the net assets of the fund.

(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(g)	The rate represents the effective yield at September 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2022:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	0.2%
Brazil	—%†
Canada	0.6%
Cayman Islands	3.6%
Chile	0.1%
Colombia	—%†
Dominican Republic	0.4%
France	0.4%
Germany	0.7%
Guernsey	0.5%
Hong Kong	0.2%
Indonesia	0.1%
Ireland	0.6%
Italy	0.4%
Jersey	0.1%
Luxembourg	0.5%
Macau	—%†
Mexico	1.0%
Netherlands	0.5%
Qatar	0.1%
Saudi Arabia	0.1%
Spain	—%†
Supranational	0.1%
Switzerland	0.4%
United Arab Emirates	0.1%
United Kingdom	0.8%
United States	88.4%
Zambia	—%†

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks+ (95.2%):
Aerospace & Defense (1.4%):
2,605	Boeing Co. (The)*	$315,414
704	HEICO Corp.	101,362
1,640	L3harris Technologies, Inc.	340,841
9,283	Raytheon Technologies Corp.	759,906

		1,517,523

Air Freight & Logistics (0.7%):
620	FedEx Corp.	92,052
568	GXO Logistics, Inc.*	19,914
3,591	United Parcel Service, Inc., Class B	580,090
629	XPO Logistics, Inc.*	28,003

		720,059

Airlines (0.2%):
2,713	Alaska Air Group, Inc.*	106,214
11,608	JetBlue Airways Corp.*	76,961
2,475	United Airlines Holdings, Inc.*	80,512

		263,687

Auto Components (0.1%):
659	Autoliv, Inc.	43,909
1,865	Goodyear Tire & Rubber Co. (The)*	18,818

		62,727

Automobiles (2.5%):
19,487	Ford Motor Co.	218,254
6,475	General Motors Co.	207,783
8,596	Tesla, Inc.*	2,280,089

		2,706,126

Banks (3.2%):
4,184	Associated Banc-Corp.	84,015
38,297	Bank of America Corp.	1,156,569
13,017	JPMorgan Chase & Co.	1,360,277
410	Signature Bank	61,910
21,601	Wells Fargo & Co.	868,792

		3,531,563

Beverages (1.8%):
11,863	Keurig Dr Pepper, Inc.	424,933
3,501	Monster Beverage Corp.*	304,447
7,712	PepsiCo, Inc.	1,259,061

		1,988,441

Biotechnology (2.1%):
6,696	AbbVie, Inc.	898,670
129	Alnylam Pharmaceuticals, Inc.*	25,821
2,270	Amgen, Inc.	511,658
957	Biogen, Inc.*	255,519
426	BioMarin Pharmaceutical, Inc.*	36,112
294	Exact Sciences Corp.*	9,552
844	Ionis Pharmaceuticals, Inc.*	37,330
1,259	Moderna, Inc.*	148,877
451	Seagen, Inc.*	61,710
1,213	Vertex Pharmaceuticals, Inc.*	351,212

		2,336,461

Building Products (0.3%):
7,876	Carrier Global Corp.	280,071
357	Lennox International, Inc.	79,493

		359,564

Capital Markets (2.4%):
682	Blackstone, Inc., Class A	57,083
7,090	Charles Schwab Corp. (The)	509,558
481	FactSet Research Systems, Inc.	192,453
4,074	Intercontinental Exchange, Inc.	368,086
1,390	KKR & Co., Inc., Class A	59,770
7,945	Morgan Stanley	627,734
688	MSCI, Inc.	290,192

Shares		Value
Common Stocks+, continued
Capital Markets, continued
1,570	S&P Global, Inc.	$479,400

		2,584,276

Chemicals (1.5%):
1,367	Ashland, Inc.	129,824
1,171	Celanese Corp.	105,788
5,563	Corteva, Inc.	317,925
4,853	Dow, Inc.	213,192
2,128	Eastman Chemical Co.	151,194
1,042	Ingevity Corp.*	63,177
2,852	LyondellBasell Industries NV, Class A	214,699
2,112	Mosaic Co. (The)	102,073
609	Nutrien, Ltd.	50,778
1,087	Olin Corp.	46,611
1,577	RPM International, Inc.	131,380
3,199	Valvoline, Inc.	81,063

		1,607,704

Commercial Services & Supplies (0.8%):
1,988	Copart, Inc.*	211,523
1,178	Waste Connections, Inc.	159,183
3,466	Waste Management, Inc.	555,288

		925,994

Communications Equipment (0.8%):
465	Ciena Corp.*	18,800
20,751	Cisco Systems, Inc.	830,040

		848,840

Construction Materials (0.2%):
835	Martin Marietta Materials, Inc.	268,945

Consumer Finance (0.5%):
2,123	Ally Financial, Inc.	59,083
3,178	Discover Financial Services	288,944
7,415	Synchrony Financial	209,029

		557,056

Containers & Packaging (0.4%):
876	Avery Dennison Corp.	142,525
1,000	Crown Holdings, Inc.	81,030
2,073	Sonoco Products Co.	117,602
3,371	Westrock Co.	104,130

		445,287

Distributors (0.2%):
1,753	Genuine Parts Co.	261,758

Diversified Consumer Services (0.1%):
1,149	Service Corp. International	66,343

Diversified Financial Services (1.9%):
7,234	Berkshire Hathaway, Inc., Class B*	1,931,623
2,150	Voya Financial, Inc.	130,075

		2,061,698

Diversified Telecommunication Services (0.9%):
5,251	Liberty Global plc, Class C*	86,641
11,761	Lumen Technologies, Inc.	85,620
20,374	Verizon Communications, Inc.	773,601

		945,862

Electric Utilities (1.4%):
5,329	Alliant Energy Corp.	282,384
9,124	American Electric Power Co., Inc.	788,770
2,195	Evergy, Inc.	130,383
5,905	FirstEnergy Corp.	218,485
2,651	OGE Energy Corp.	96,655

		1,516,677

Electrical Equipment (0.6%):
3,273	Eaton Corp. plc	436,487

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks+, continued
Electrical Equipment, continued
850	Hubbell, Inc.	$189,550

		626,037

Electronic Equipment, Instruments & Components (0.7%):
1,598	CDW Corp.	249,416
6,358	Corning, Inc.	184,509
440	Teledyne Technologies, Inc.*	148,487
547	Zebra Technologies Corp., Class A*	143,319

		725,731

Energy Equipment & Services (0.3%):
11,765	Halliburton Co.	289,654
1,692	Helmerich & Payne, Inc.	62,553

		352,207

Entertainment (1.2%):
1,339	Live Nation Entertainment, Inc.*	101,818
1,874	Netflix, Inc.*	441,215
111	Roku, Inc.*	6,260
7,956	Walt Disney Co. (The)*	750,489

		1,299,782

Equity Real Estate Investment Trusts (2.3%):
4,408	American Homes 4 Rent, Class A	144,626
2,339	American Tower Corp.	502,183
1,436	Camden Property Trust	171,530
2,565	CubeSmart	102,754
2,981	Douglas Emmett, Inc.	53,449
6,054	Duke Realty Corp.	291,803
2,308	Equity Lifestyle Properties, Inc.	145,035
6,940	Invitation Homes, Inc.	234,364
1,058	Kilroy Realty Corp.	44,552
7,335	Medical Properties Trust, Inc.	86,993
3,899	National Retail Properties, Inc.	155,414
7,189	Sabra Health Care REIT, Inc.	94,320
1,102	Sun Communities, Inc.	149,134
4,534	UDR, Inc.	189,113
1,711	WP Carey, Inc.	119,428

		2,484,698

Equity Real Estate Investment Trusts (REITs) (0.1%):
4,178	Healthcare Realty Trust, Inc.	87,111

Food & Staples Retailing (1.8%):
464	Casey’s General Stores, Inc.	93,970
1,823	Costco Wholesale Corp.	860,948
4,575	Kroger Co. (The)	200,156
1,996	US Foods Holding Corp.*	52,774
5,571	Walmart, Inc.	722,559

		1,930,407

Food Products (1.0%):
1,028	Bunge, Ltd.	84,882
4,697	Hormel Foods Corp.	213,432
1,292	Lamb Weston Holdings, Inc.	99,975
11,503	Mondelez International, Inc., Class A	630,709
905	Post Holdings, Inc.*	74,129

		1,103,127

Gas Utilities (0.0%†):
1,211	UGI Corp.	39,152

Health Care Equipment & Supplies (3.1%):
7,734	Abbott Laboratories	748,342
3,051	Baxter International, Inc.	164,327
9,195	Boston Scientific Corp.*	356,122
3,012	Danaher Corp.	777,970
3,594	Edwards Lifesciences Corp.*	296,972
55	Insulet Corp.*	12,617

Shares		Value
Common Stocks+, continued
Health Care Equipment & Supplies, continued
1,792	Intuitive Surgical, Inc.*	$335,893
6,163	Medtronic plc	497,662
904	STERIS plc	150,317
405	Teleflex, Inc.	81,591

		3,421,813

Health Care Providers & Services (3.3%):
6,736	CVS Health Corp.	642,412
1,381	Elevance Health, Inc.	627,305
1,456	HCA Healthcare, Inc.	267,598
268	Molina Healthcare, Inc.*	88,397
3,794	UnitedHealth Group, Inc.	1,916,122
1,059	Universal Health Services, Inc., Class B	93,383

		3,635,217

Health Care Technology (0.1%):
568	Veeva Systems, Inc., Class A*	93,652

Hotels, Restaurants & Leisure (1.6%):
218	Booking Holdings, Inc.*	358,220
2,798	Hilton Grand Vacations, Inc.*	92,026
3,284	Hilton Worldwide Holdings, Inc.	396,116
3,323	McDonald’s Corp.	766,749
2,975	Melco Resorts & Entertainment, Ltd., ADR*	19,724
251	Vail Resorts, Inc.	54,126
4,006	Wendy’s Co. (The)	74,872

		1,761,833

Household Durables (0.2%):
41	NVR, Inc.*	163,470
2,068	Toll Brothers, Inc.	86,856

		250,326

Household Products (1.4%):
1,225	Clorox Co. (The)	157,278
11,014	Procter & Gamble Co. (The)	1,390,517

		1,547,795

Industrial Conglomerates (1.2%):
3,415	3M Co.	377,357
5,336	General Electric Co.	330,352
3,546	Honeywell International, Inc.	592,076

		1,299,785

Insurance (2.2%):
9,635	Aflac, Inc.	541,487
1,031	American Financial Group, Inc.	126,741
1,732	Aon plc, Class A	463,951
1,973	Arch Capital Group, Ltd.*	89,850
3,157	Arthur J. Gallagher & Co.	540,542
2,628	Brown & Brown, Inc.	158,942
1,245	Fidelity National Financial, Inc.	45,069
2,562	Lincoln National Corp.	112,497
50	Markel Corp.*	54,211
441	RenaissanceRe Holdings, Ltd.	61,912
5,579	Unum Group	216,465

		2,411,667

Interactive Media & Services (4.7%):
9,322	Alphabet, Inc., Class A*	891,649
31,160	Alphabet, Inc., Class C*	2,996,034
810	Match Group, Inc.*	38,677
8,139	Meta Platforms, Inc., Class A*	1,104,300
3,652	Twitter, Inc.*	160,104

		5,190,764

Internet & Direct Marketing Retail (3.2%):
30,221	Amazon.com, Inc.*	3,414,973
746	Etsy, Inc.*	74,697

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks+, continued
Internet & Direct Marketing Retail, continued
58	MercadoLibre, Inc.*	$48,011

		3,537,681

IT Services (4.4%):
2,482	Accenture plc, Class A	638,619
2,332	Automatic Data Processing, Inc.	527,475
525	Black Knight, Inc.*	33,983
881	Block, Inc.*	48,446
1,984	DXC Technology Co.*	48,568
267	EPAM Systems, Inc.*	96,705
3,341	Fidelity National Information Services, Inc.	252,479
634	Gartner, Inc.*	175,421
3,286	Mastercard, Inc., Class A	934,341
2,660	Paychex, Inc.	298,479
4,953	PayPal Holdings, Inc.*	426,305
1,201	Shopify, Inc., Class A*	32,355
156	Twilio, Inc., Class A*	10,786
1,231	VeriSign, Inc.*	213,825
6,292	Visa, Inc., Class A	1,117,774

		4,855,561

Leisure Products (0.0%†):
331	Polaris, Inc.	31,660

Life Sciences Tools & Services (1.1%):
2,514	Avantor, Inc.*	49,274
499	ICON plc*	91,706
868	Illumina, Inc.*	165,606
1,692	Thermo Fisher Scientific, Inc.	858,166

		1,164,752

Machinery (1.6%):
2,720	Caterpillar, Inc.	446,298
1,522	Cummins, Inc.	309,742
1,299	Deere & Co.	433,723
1,585	Parker-Hannifin Corp.	384,061
1,935	Pentair PLC	78,619
1,101	Timken Co.	65,003

		1,717,446

Media (0.6%):
18,756	Comcast Corp., Class A	550,113
582	Liberty Broadband Corp., Class C*	42,952
8,669	Sirius XM Holdings, Inc.	49,500

		642,565

Metals & Mining (0.3%):
491	Alcoa Corp.	16,527
4,486	Newmont Corp.	188,547
1,912	Southern Copper Corp.	85,734
794	Steel Dynamics, Inc.	56,334

		347,142

Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
2,365	Annaly Capital Management, Inc.	40,583

Multiline Retail (0.4%):
1,768	Nordstrom, Inc.	29,579
2,544	Target Corp.	377,504

		407,083

Multi-Utilities (1.6%):
5,247	Ameren Corp.	422,646
5,781	Consolidated Edison, Inc.	495,779
5,693	Public Service Enterprise Group, Inc.	320,117
5,338	WEC Energy Group, Inc.	477,377

		1,715,919

Oil, Gas & Consumable Fuels (4.1%):
5,525	Cenovus Energy, Inc.	84,919

Shares		Value
Common Stocks+, continued
Oil, Gas & Consumable Fuels, continued
1,015	Cheniere Energy, Inc.	$168,399
7,538	Chevron Corp.	1,082,984
7,217	ConocoPhillips	738,588
1,155	Continental Resources, Inc.	77,166
652	Enbridge, Inc.	24,189
16,503	Exxon Mobil Corp.	1,440,877
978	HF Sinclair Corp.	52,656
4,125	Occidental Petroleum Corp.	253,481
4,352	ONEOK, Inc.	222,997
2,069	Suncor Energy, Inc.	58,242
603	Targa Resources Corp.	36,385
2,484	Valero Energy Corp.	265,415

		4,506,298

Personal Products (0.1%):
1,146	BellRing Brands, Inc.*	23,619
2,072	Herbalife Nutrition, Ltd.*	41,212

		64,831

Pharmaceuticals (4.7%):
9,549	Bristol-Myers Squibb Co.	678,838
3,136	Eli Lilly & Co.	1,014,026
248	Jazz Pharmaceuticals plc*	33,056
9,698	Johnson & Johnson	1,584,265
9,975	Merck & Co., Inc.	859,047
20,998	Pfizer, Inc.	918,873

		5,088,105

Professional Services (0.3%):
820	Booz Allen Hamilton Holding Corp.	75,727
1,659	CoStar Group, Inc.*	115,550
1,006	ManpowerGroup, Inc.	65,078
817	TransUnion	48,603

		304,958

Real Estate Management & Development (0.0%†):
865	Zillow Group, Inc., Class C*	24,748

Road & Rail (0.9%):
1,878	Canadian Pacific Railway, Ltd.	125,300
13,934	CSX Corp.	371,202
789	J.B. Hunt Transport Services, Inc.	123,415
809	Lyft, Inc., Class A*	10,655
1,065	Old Dominion Freight Line, Inc.	264,940
1,740	Uber Technologies, Inc.*	46,110

		941,622

Semiconductors & Semiconductor Equipment (4.6%):
6,631	Advanced Micro Devices, Inc.*	420,140
2,821	Analog Devices, Inc.	393,078
4,347	Applied Materials, Inc.	356,150
1,675	Broadcom, Inc.	743,717
15,805	Intel Corp.	407,295
2,546	Marvell Technology, Inc.	109,249
5,019	Micron Technology, Inc.	251,452
8,786	NVIDIA Corp.	1,066,532
4,475	Qualcomm, Inc.	505,585
1,753	Teradyne, Inc.	131,738
4,320	Texas Instruments, Inc.	668,650

		5,053,586

Software (8.1%):
2,035	Adobe, Inc.*	560,032
2,250	Cadence Design Systems, Inc.*	367,717
1,350	Ceridian HCM Holding, Inc.*	75,438
26,249	Microsoft Corp.	6,113,392
7,554	Oracle Corp.	461,323
666	Palo Alto Networks, Inc.*	109,084
3,508	Salesforce, Inc.*	504,591

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks+, continued
Software, continued
876	ServiceNow, Inc.*	$330,786
366	SS&C Technologies Holdings, Inc.	17,477
794	VMware, Inc., Class A	84,529
988	Workday, Inc., Class A*	150,393
450	Zoom Video Communications, Inc., Class A*	33,116

		8,807,878

Specialty Retail (2.1%):
2,912	American Eagle Outfitters, Inc.	28,334
301	Burlington Stores, Inc.*	33,679
326	Dick’s Sporting Goods, Inc.	34,113
1,818	Foot Locker, Inc.	56,594
4,273	Home Depot, Inc. (The)	1,179,091
3,523	Lowe’s Cos., Inc.	661,655
447	O’Reilly Automotive, Inc.*	314,397
287	Williams-Sonoma, Inc.	33,823

		2,341,686

Technology Hardware, Storage & Peripherals (6.9%):
54,099	Apple, Inc.	7,476,482
1,086	Dell Technologies, Inc., Class C	37,108

		7,513,590

Textiles, Apparel & Luxury Goods (0.5%):
257	Lululemon Athletica, Inc.*	71,847
5,496	NIKE, Inc., Class B	456,827

		528,674

Tobacco (0.5%):
13,489	Altria Group, Inc.	544,686

Trading Companies & Distributors (0.0%†):
679	GATX Corp.	57,817

Total Common Stocks (Cost $55,144,740)		104,076,566

Contracts		Value
Purchased Options (1.8%)^:
Total Purchased Options (Cost $1,039,182)		1,986,190

Shares		Value
Unaffiliated Investment Company (3.8%):
Money Markets (3.8%):
4,112,251	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(a)	4,112,251
Total Unaffiliated Investment Company (Cost $4,112,251)		4,112,251

Total Investment Securities
(Cost $60,296,173) — 100.8%		110,175,007
Net other assets (liabilities) — (0.8)%		(881,933)

Net Assets — 100.0%		$109,293,074

Percentages indicated are based on net assets as of September 30, 2022.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
†	Represents less than 0.05%.
^	See Options table below for more details.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

At September 30, 2022, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Put	3250.00 USD	11/18/22	40	$130,000	$188,800
S&P 500 Index	Put	3350.00 USD	11/18/22	40	134,000	263,600
S&P 500 Index	Put	3250.00 USD	12/16/22	40	130,000	287,800
S&P 500 Index	Put	3625.00 USD	12/16/22	41	148,625	763,420
S&P 500 Index	Put	3350.00 USD	1/20/23	41	137,350	482,570

Total (Cost $1,039,182)						$1,986,190

At September 30, 2022, the Fund’s exchange traded options written were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Call	4000.00 USD	10/21/22	64	$256,000	$(14,720)
S&P 500 Index	Call	4300.00 USD	10/21/22	31	133,300	(698)
S&P 500 Index	Call	3700.00 USD	10/31/22	32	118,400	(208,800)
S&P 500 Index	Call	4075.00 USD	10/31/22	32	130,400	(8,400)
S&P 500 Index	Call	3700.00 USD	11/18/22	64	236,800	(601,600)
S&P 500 Index	Call	3850.00 USD	11/18/22	33	127,050	(135,135)
S&P 500 Index	Call	3950.00 USD	11/18/22	31	122,450	(65,100)

Total (Premiums $3,198,616)						(1,034,453)

(a)    Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (1.2%):
55,997	Airbus SE	$4,836,978
296,205	BAE Systems plc	2,601,814
2,600	Dassault Aviation SA	295,247
2,648	Elbit Systems, Ltd.	502,773
8,611	Kongsberg Gruppen ASA	261,344
5,176	MTU Aero Engines AG	780,959
811,907	Rolls-Royce Holdings plc*	623,806
32,758	Safran SA	2,978,059
151,200	Singapore Technologies Engineering, Ltd.	374,897
10,114	Thales SA	1,115,405

		14,371,282

Air Freight & Logistics (0.3%):
94,643	Deutsche Post AG	2,879,400
29,500	SG Holdings Co., Ltd.	400,963
30,300	Yamato Holdings Co., Ltd.	453,649

		3,734,012

Airlines (0.1%):
15,100	ANA Holdings, Inc.*^	284,061
54,268	Deutsche Lufthansa AG*^	312,993
15,670	Japan Airlines Co., Ltd.*	280,068
83,673	Qantas Airways, Ltd.*	269,282
132,250	Singapore Airlines, Ltd.*^	466,805

		1,613,209

Auto Components (0.7%):
15,300	Aisin Sieki Co., Ltd.	393,046
53,700	Bridgestone Corp.	1,736,178
64,140	Cie Generale des Etablissements Michelin SCA	1,428,754
10,683	Continental AG	479,899
41,500	Denso Corp.	1,894,485
20,600	Koito Manufacturing Co., Ltd.	282,348
65,900	Sumitomo Electric Industries, Ltd.	669,029
14,300	Toyota Industries Corp.	681,433
21,158	Valeo SA	317,965

		7,883,137

Automobiles (2.8%):
31,903	Bayerische Motoren Werke AG (BMW)	2,180,851
76,265	Daimler AG, Registered Shares	3,899,424
11,968	Ferrari NV	2,231,906
155,500	Honda Motor Co., Ltd.	3,387,893
57,400	Isuzu Motors, Ltd.	634,626
55,200	Mazda Motor Corp.	365,439
225,300	Nissan Motor Co., Ltd.	720,304
17,987	Renault SA*	483,032
211,173	Stellantis NV	2,494,900
59,500	Subaru Corp.	892,575
34,200	Suzuki Motor Corp.	1,061,038
1,007,830	Toyota Motor Corp.	13,120,567
2,783	Volkswagen AG	458,626
57,386	Volvo Car AB, Class B*^	247,615
29,100	Yamaha Motor Co., Ltd.	545,378

		32,724,174

Banks (9.0%):
39,378	ABN AMRO Group NV	352,905
283,040	Australia & New Zealand Banking Group, Ltd.	4,108,714
639,153	Banco Bilbao Vizcaya Argentaria SA^	2,870,361
1,626,986	Banco Santander SA	3,780,950
120,970	Bank Hapoalim BM	1,020,531
143,079	Bank Leumi Le-Israel BM	1,221,271
1,608,313	Barclays plc	2,563,575

Shares		Value
Common Stocks, continued
Banks, continued
106,518	BNP Paribas SA	$4,496,229
357,500	BOC Hong Kong Holdings, Ltd.	1,181,945
433,539	CaixaBank SA	1,396,824
50,300	Chiba Bank, Ltd. (The)	270,881
94,893	Commerzbank AG*	680,758
162,818	Commonwealth Bank of Australia	9,460,327
114,300	Concordia Financial Group, Ltd.	353,429
112,138	Credit Agricole SA	902,766
67,020	Danske Bank A/S	829,563
172,200	DBS Group Holdings, Ltd.	3,982,229
89,278	DNB Bank ASA	1,414,199
31,508	Erste Group Bank AG	689,894
58,168	Finecobank Banca Fineco SpA	714,840
74,400	Hang Seng Bank, Ltd.	1,124,317
1,914,540	HSBC Holdings plc	9,918,710
374,413	ING Groep NV	3,209,850
1,564,979	Intesa Sanpaolo SpA	2,575,438
117,795	Isreal Discount Bank	593,246
39,400	Japan Post Bank Co., Ltd.	274,740
24,035	KBC Group NV	1,127,279
6,618,809	Lloyds Banking Group plc	3,023,215
57,465	Mediobanca SpA	449,174
1,137,500	Mitsubishi UFJ Financial Group, Inc.	5,130,181
14,664	Mizrahi Tefahot Bank, Ltd.	513,655
232,063	Mizuho Financial Group, Inc.	2,507,544
304,741	National Australia Bank, Ltd.	5,586,485
503,827	NatWest Group PLC	1,257,085
324,866	Nordea Bank AB	2,781,141
329,799	Oversea-Chinese Banking Corp., Ltd.	2,702,191
198,987	Resona Holdings, Inc.	726,658
40,300	Shizuoka Bank, Ltd. (The)	247,576
156,793	Skandinaviska Enskilda Banken AB, Class A	1,489,090
76,585	Societe Generale	1,519,312
235,547	Standard Chartered plc	1,481,215
123,669	Sumitomo Mitsui Financial Group, Inc.	3,441,891
32,503	Sumitomo Mitsui Trust Holdings, Inc.	918,883
136,334	Svenska Handelsbanken AB, Class A	1,114,638
84,980	Swedbank AB, Class A	1,111,665
196,534	Unicredit SpA	1,987,080
114,273	United Overseas Bank, Ltd.	2,075,302
333,022	Westpac Banking Corp.	4,371,980

		105,551,732

Beverages (2.3%):
82,971	Anheuser-Busch InBev NV	3,752,876
43,700	Asahi Breweries, Ltd.	1,355,819
159,300	Budweiser Brewing Co. APAC, Ltd.	415,225
9,189	Carlsberg A/S, Class B	1,072,366
19,778	Coca-Cola European Partners plc	855,401
18,675	Coca-Cola HBC AG	392,920
47,617	David Campari-Milano NV	422,312
217,858	Diageo plc	9,129,601
9,708	Heineken Holding NV	662,719
24,673	Heineken NV	2,162,669
4,600	ITO EN, Ltd.	185,136
80,200	Kirin Holdings Co., Ltd.	1,235,346
19,868	Pernod Ricard SA	3,630,985
2,253	Remy Cointreau SA	373,337
12,700	Suntory Beverage & Food, Ltd.	450,719
69,034	Treasury Wine Estates, Ltd.	555,704

		26,653,135

Biotechnology (1.1%):
5,245	Argenx SE*	1,874,070

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
45,969	CSL, Ltd.	$8,333,287
6,193	Genmab A/S*	1,996,614
26,848	Grifols SA*	229,815
16,266	Swedish Orphan Biovitrum AB*	315,040

		12,748,826

Building Products (1.1%):
18,700	AGC, Inc.	581,313
95,391	ASSA Abloy AB, Class B	1,783,533
47,806	Cie de Saint-Gobain	1,704,688
23,700	Daikin Industries, Ltd.	3,662,632
3,358	Geberit AG, Registered Shares	1,437,031
14,486	Kingspan Group plc	647,132
28,700	Lixil Corp.^	415,931
145,943	Nibe Industrier AB, Class B	1,296,486
817	ROCKWOOL A/S, Class B	128,103
14,700	TOTO, Ltd.	490,918
160,000	Xinyi Glass Holdings, Ltd.	231,752

		12,379,519

Capital Markets (2.6%):
91,579	3i Group plc	1,099,354
6,085	Amundi SA	252,280
18,856	ASX, Ltd.	866,841
247,697	Credit Suisse Group AG	976,398
136,800	Daiwa Securities Group, Inc.^	536,106
195,137	Deutsche Bank AG	1,459,341
17,907	Deutsche Boerse AG	2,947,710
28,000	EQT AB	538,942
8,637	Euronext NV	546,451
5,295	Futu Holdings, Ltd., ADR*	197,451
32,892	Hargreaves Lansdown plc	315,637
115,093	Hong Kong Exchanges & Clearing, Ltd.	3,907,891
49,100	Japan Exchange Group, Inc.	663,824
20,509	Julius Baer Group, Ltd.	892,596
31,215	London Stock Exchange Group plc	2,631,558
34,556	Macquarie Group, Ltd.	3,352,703
280,300	Nomura Holdings, Inc.	925,473
2,198	Partners Group Holding AG	1,766,161
21,790	SBI Holdings, Inc.	391,628
76,829	Schroders PLC	332,554
73,500	Singapore Exchange, Ltd.	481,994
52,207	St. James Place plc	595,392
337,815	UBS Group AG	4,881,054

		30,559,339

Chemicals (3.0%):
49,892	Air Liquide SA	5,680,185
17,296	Akzo Nobel NV	975,280
5,830	Arkema SA	425,142
121,500	Asahi Kasei Corp.^	803,668
88,270	BASF SE	3,420,281
10,004	Christian Hansen Holding A/S	490,477
21,010	Clariant AG	334,442
18,813	Covestro AG	543,837
13,801	Croda International plc	985,639
671	EMS-Chemie Holding AG	422,407
19,386	Evonik Industries AG	326,851
887	Givaudan SA, Registered Shares	2,674,772
64,507	ICL Group, Ltd.	518,240
17,673	Johnson Matthey plc	359,251
17,200	JSR Corp.	327,814
16,579	Koninklijke DSM NV	1,880,104
122,000	Mitsubishi Chemical Holdings Corp.^	560,295
19,400	Mitsui Chemicals, Inc.	378,865
74,000	Nippon Paint Holdings Co., Ltd.	495,691

Shares		Value
Common Stocks, continued
Chemicals, continued
13,900	Nippon Sanso Holdings Corp.	$219,575
12,000	Nissan Chemical Corp.	536,349
13,300	Nitto Denko Corp.	721,242
19,390	Novozymes A/S, Class B	967,289
10,146	OCI NV	373,021
40,418	Orica, Ltd.	339,263
35,500	Shin-Etsu Chemical Co., Ltd.	3,525,766
13,777	Sika AG	2,759,379
6,954	Solvay SA	531,860
138,500	Sumitomo Chemical Co., Ltd.	478,262
12,772	Symrise AG	1,256,591
133,000	Toray Industries, Inc.	652,865
23,300	Tosoh Corp.	260,214
19,106	Umicore SA	553,871
15,521	Yara International ASA	542,800

		35,321,588

Commercial Services & Supplies (0.4%):
133,473	Brambles, Ltd.	968,206
22,100	Dai Nippon Printing Co., Ltd.	441,063
181,054	Rentokil Initial plc	955,819
20,500	Secom Co., Ltd.	1,164,925
32,576	Securitas AB, Class B^	226,917
26,200	TOPPAN, INC.	391,020

		4,147,950

Communications Equipment (0.3%):
516,875	Nokia OYJ	2,206,797
272,807	Telefonaktiebolaget LM Ericsson, Class B^	1,589,578

		3,796,375

Construction & Engineering (0.7%):
22,700	ACS Actividades de Construccion y Servicios SA	507,927
21,607	Bouygues SA	562,803
7,930	Eiffage SA	634,720
45,328	Ferrovial SA	1,028,541
42,800	Kajima Corp.	406,618
58,500	Obayashi Corp.	375,686
49,500	Shimizu Corp.^	242,932
32,096	Skanska AB, Class B	399,135
17,800	Taisei Corp.	495,177
50,638	Vinci SA	4,066,906

		8,720,445

Construction Materials (0.5%):
73,165	CRH plc	2,342,482
13,132	HeidelbergCement AG	525,947
53,383	Holcim, Ltd.	2,178,348
40,937	James Hardie Industries SE	797,100

		5,843,877

Consumer Finance (0.0%†):
—	Isracard, Ltd.	1

Containers & Packaging (0.1%):
29,130	SIG Group AB	591,957
23,939	Smurfit Kappa Group plc	676,210

		1,268,167

Distributors (0.0%†):
2,397	D’ieteren Group	336,298

Diversified Consumer Services (0.0%†):
21,043	IDP Education, Ltd.	352,022

Diversified Financial Services (0.8%):
3,632	Eurazeo SE	189,613
10,311	EXOR NV*	661,595
9,992	Groupe Bruxelles Lambert SA	694,248

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
13,325	Industrivarden AB, Class A	$268,361
13,871	Industrivarden AB, Class C	276,403
46,796	Investor AB	716,466
174,720	Investor AB, Class B	2,548,170
23,067	Kinnevik AB, Class B*	301,565
7,907	L E Lundbergforetagen AB	284,424
242,263	M&G plc	445,907
63,300	Mitsubishi HC Capital, Inc.	272,348
114,600	ORIX Corp.	1,611,955
1,465	Sofina SA	248,914
202,311	Standard Life Aberdeen plc	307,360
2,640	Wendel	188,801

		9,016,130

Diversified Telecommunication Services (1.9%):
197,570	Bezeq The Israeli Telecommunication Corp., Ltd.	323,944
669,143	BT Group plc	904,519
52,336	Cellnex Telecom SAU	1,613,347
310,440	Deutsche Telekom AG	5,320,783
13,416	Elisa OYJ	608,339
345,525	HKT Trust & HKT, Ltd.	404,133
34,963	Infrastrutture Wireless Italiane SpA	305,641
305,489	Koninklijke KPN NV	827,666
113,704	Nippon Telegraph & Telephone Corp.	3,067,932
187,082	Orange SA	1,691,477
15,181	Proximus SADP	157,273
807,800	Singapore Telecommunications, Ltd.	1,487,202
171,151	Spark New Zealand, Ltd.	479,236
2,410	Swisscom AG	1,125,863
1,036,625	Telecom Italia SpA*	192,379
87,057	Telefonica Deutschland Holding AG	176,289
495,993	Telefonica SA	1,634,912
67,343	Telenor ASA	614,940
255,818	Telia Co AB	736,693
379,014	Telstra Corp., Ltd.	928,726
9,884	United Internet AG, Registered Shares	186,396

		22,787,690

Electric Utilities (1.9%):
2,377	Acciona SA	419,488
62,500	Chubu Electric Power Co., Inc.	562,041
65,570	CK Infrastructure Holdings, Ltd.	334,557
155,000	CLP Holdings, Ltd.	1,168,058
256,412	EDP - Energias de Portugal SA	1,109,874
50,910	Electricite de France	592,670
2,922	Elia Group SA/NV	343,372
29,444	Endesa SA	441,305
779,967	Enel SpA	3,195,841
43,380	Fortum OYJ	582,992
292,500	HK Electric Investments, Ltd.	205,018
566,938	Iberdrola SA	5,269,674
68,100	Kansai Electric Power Co., Inc. (The)^	567,593
61,309	Mercury NZ, Ltd.	195,223
164,929	Origin Energy, Ltd.	540,281
18,338	Orsted A/S	1,459,467
131,500	Power Assets Holdings, Ltd.	657,272
41,252	Red Electrica Corp SA	631,722
100,812	Scottish & Southern Energy plc	1,708,883
135,086	Terna SpA	822,800
141,400	Tokyo Electric Power Co. Holdings, Inc.*	449,439
6,614	Verbund AG, Class A	563,503

		21,821,073

Shares		Value
Common Stocks, continued
Electrical Equipment (1.7%):
156,410	ABB, Ltd.	$4,028,526
11,800	Fuji Electric Co., Ltd.	432,603
25,388	Legrand SA	1,640,043
186,100	Mitsubishi Electric Corp.	1,681,366
43,000	Nidec Corp.	2,422,612
24,934	Prysmian SpA	714,093
51,700	Schneider Electric SA	5,799,395
38,275	Siemens Energy AG	425,977
22,086	Siemens Gamesa Renewable Energy*	387,839
97,485	Vestas Wind Systems A/S	1,787,614

		19,320,068

Electronic Equipment, Instruments & Components (1.5%):
10,300	Azbil Corp.	268,874
37,098	Halma plc	835,143
12,900	Hamamatsu Photonics KK	553,947
182,151	Hexagon AB, Class B	1,689,647
3,214	Hirose Electric Co., Ltd.	417,778
11,000	Ibiden Co., Ltd.	302,065
18,480	Keyence Corp.	6,136,263
30,600	Kyocera Corp.	1,547,003
55,100	Murata Manufacturing Co., Ltd.	2,531,364
17,100	Omron Corp.	779,486
22,900	Shimadzu Corp.	596,167
36,100	TDK Corp.	1,095,646
27,200	Venture Corp., Ltd.	309,872
21,900	Yokogawa Electric Corp.	345,162

		17,408,417

Energy Equipment & Services (0.0%†):
44,339	Tenaris SA	574,761

Entertainment (1.0%):
82,040	Bollore, Inc.	375,251
15,700	Capcom Co., Ltd.	392,589
61,516	Embracer Group AB*^	364,832
11,960	Koei Tecmo Holdings Co., Ltd.	194,562
8,600	Konami Holdings Corp.	397,653
46,900	Nexon Co., Ltd.	820,323
106,000	Nintendo Co., Ltd.	4,292,816
34,528	Sea, Ltd., ADR*	1,935,294
8,000	Square Enix Holdings Co., Ltd.	343,130
10,900	Toho Co., Ltd.	392,853
8,761	UbiSoft Entertainment SA*	240,495
68,093	Universal Music Group NV	1,283,365
65,985	Vivendi Universal SA	511,361

		11,544,524

Equity Real Estate Investment Trusts (1.3%):
85,015	British Land Co. plc	327,984
334,683	CapitaLand Ascendas REIT	623,945
481,113	CapitaLand Mall Trust	639,799
4,592	Covivio	219,516
206	Daiwahouse Residential Investment Corp.	427,645
102,333	Dexus	507,443
4,333	Gecina SA	336,736
394	GLP J-REIT	434,992
157,397	Goodman Group	1,572,255
181,051	GPT Group	439,361
675	Japan Metropolitan Fund Invest	507,837
116	Japan Real Estate Investment Corp.	477,740
20,015	Klepierre	345,490
67,234	Land Securities Group plc	386,608
197,300	Link REIT (The)	1,377,130
323,434	Mapletree Logistics Trust	349,316

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
235,300	Mapletree Pan Asia Commercial Trust	$281,115
377,732	Mirvac Group	466,421
141	Nippon Building Fund, Inc.	620,070
212	Nippon Prologis REIT, Inc.	462,466
387	Nomura Real Estate Master Fund, Inc.	428,060
501,635	Scentre Group	807,271
114,179	Segro plc	956,517
223,911	Stockland	466,146
10,831	Unibail-Rodamco-Westfield*^	444,533
351,082	Vicinity Centres	391,922
14,324	Warehouses De Pauw CVA	347,904

		14,646,222

Food & Staples Retailing (1.4%):
64,300	AEON Co., Ltd.	1,202,964
55,992	Carrefour SA	775,588
126,586	Coles Group, Ltd.	1,331,460
131,643	Endeavour Group, Ltd.	589,882
16,359	HelloFresh SE*	345,274
155,527	J Sainsbury plc	300,321
26,690	Jeronimo Martins SGPS SA	497,193
25,562	Kesko Oyj, Class B	474,931
13,900	Kobe Bussan Co., Ltd.	332,714
100,922	Koninklijke Ahold Delhaize NV	2,569,485
54,985	Ocado Group plc*	285,454
71,000	Seven & I Holdings Co., Ltd.	2,852,390
715,290	Tesco plc	1,637,441
9,400	Welcia Holdings Co., Ltd.	197,535
114,914	Woolworths Group, Ltd.	2,485,789

		15,878,421

Food Products (3.6%):
43,200	Ajinomoto Co., Inc.	1,177,103
33,925	Associated British Foods plc	472,862
343	Barry Callebaut AG, Registered Shares	645,065
10	Chocoladefabriken Lindt & Spruengli AG	991,710
61,152	Danone SA	2,880,857
7,602	JDE Peet’s NV	221,698
15,243	Kerry Group plc, Class A	1,353,950
13,900	Kikkoman Corp.	781,608
99	Lindt & Spruengli AG	956,781
11,652	Meiji Holdings Co., Ltd.	516,940
39,838	Mowi ASA	505,065
268,134	Nestle SA	29,039,333
19,545	Nisshin Seifun Group, Inc.^	198,457
5,900	Nissin Foods Holdings Co., Ltd.	409,662
78,138	Orkla ASA, Class A	567,656
5,672	Salmar ASA	191,121
769,797	WH Group, Ltd.	484,253
174,600	Wilmar International, Ltd.	464,954
12,100	Yakult Honsha Co., Ltd.	703,708

		42,562,783

Gas Utilities (0.4%):
112,935	APA Group	689,421
22,895	Enagas SA	353,308
1,061,135	Hong Kong & China Gas Co., Ltd.	932,203
14,006	Naturgy Energy Group SA	322,819
34,500	Osaka Gas Co., Ltd.	519,528
195,393	Snam SpA	789,182
34,900	Tokyo Gas Co., Ltd.	589,504

		4,195,965

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies (1.9%):
47,908	Alcon, Inc.	$2,774,916
17,500	Asahi Intecc Co., Ltd.	276,929
4,310	BioMerieux	339,569
3,661	Carl Zeiss Meditec AG	385,475
6,255	Cochlear, Ltd.	772,736
11,276	Coloplast A/S, Class B	1,140,210
10,100	Demant A/S*	248,936
2,417	DiaSorin SpA	270,040
56,022	Fisher & Paykel Healthcare Corp., Ltd.	577,394
23,058	Getinge AB, Class B	395,976
12,113	GN Store Nord A/S	211,040
34,800	Hoya Corp.	3,346,304
85,120	Koninklijke Philips NV	1,314,612
115,900	Olympus Corp.	2,230,900
2,202	Sartorius AG	768,973
26,574	Siemens Healthineers AG	1,150,925
81,642	Smith & Nephew plc	941,676
5,061	Sonova Holding AG	1,113,189
10,733	Straumann Holding AG, Class R	977,000
15,500	Sysmex Corp.	834,325
62,500	Terumo Corp.	1,763,905

		21,835,030

Health Care Providers & Services (0.3%):
12,628	Amplifon SpA	330,649
19,977	Fresenius Medical Care AG & Co., KGaA	567,720
39,793	Fresenius SE & Co. KGaA	852,208
17,176	Ramsay Health Care, Ltd.	629,796
44,295	Sonic Healthcare, Ltd.	861,700

		3,242,073

Health Care Technology (0.1%):
42,200	M3, Inc.	1,163,811

Hotels, Restaurants & Leisure (1.4%):
17,675	Accor SA*	368,975
57,102	Aristocrat Leisure, Ltd.	1,191,410
170,440	Compass Group plc	3,406,185
5,969	Domino’s Pizza Enterprises, Ltd.	195,375
57,078	Entain plc	685,277
17,608	Evolution AB	1,387,392
15,798	Flutter Entertainment plc*	1,725,584
209,000	Galaxy Entertainment Group, Ltd.	1,220,354
516,457	Genting Singapore, Ltd.	280,997
17,748	InterContinental Hotels Group plc	851,277
9,051	La Francaise des Jeux SAEM	267,766
216,784	Lottery Corp., Ltd. (The)*	575,785
7,029	McDonald’s Holdings Co., Ltd.	244,880
19,200	Oriental Land Co., Ltd.	2,616,827
212,332	Sands China, Ltd.*	525,726
8,312	Sodexo SA	625,045
19,102	Whitbread plc	487,669

		16,656,524

Household Durables (1.1%):
94,382	Barratt Developments plc	357,437
10,916	Berkeley Group Holdings plc	400,042
23,465	Electrolux AB, Class B^	243,158
16,200	Iida Group Holdings Co., Ltd.^	220,117
8,300	Open House Co., Ltd.	281,336
206,900	Panasonic Holdings Corp.	1,453,159
30,952	Persimmon plc	426,017
2,415	SEB SA	151,453
34,500	Sekisui Chemical Co., Ltd.	422,335
59,900	Sekisui House, Ltd.	994,972
16,000	Sharp Corp.^	95,615

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
120,400	Sony Group Corp.	$7,750,294
351,444	Taylor Wimpey plc	342,636

		13,138,571

Household Products (0.6%):
57,669	Essity AB, Class B	1,138,930
9,738	Henkel AG & Co. KGaA	555,747
68,064	Reckitt Benckiser Group plc	4,497,421
37,800	Unicharm Corp.	1,235,735

		7,427,833

Independent Power and Renewable Electricity Producers (0.1%):
27,555	EDP Renovaveis SA	566,240
123,351	Meridian Energy, Ltd.	331,517
8,605	Uniper SE^	32,639

		930,396

Industrial Conglomerates (1.5%):
256,744	CK Hutchison Holdings, Ltd.	1,409,966
9,292	DCC plc	483,302
91,820	Hitachi, Ltd.	3,888,405
15,609	Investment AB Latour, Class B	256,279
15,200	Jardine Matheson Holdings, Ltd.	769,520
136,400	Keppel Corp., Ltd.	655,077
23,499	Lifco AB, Class B	324,563
417,063	Melrose Industries plc	465,556
4,194	Rheinmetall AG	649,521
72,630	Siemens AG	7,187,359
37,280	Smiths Group plc	624,653
36,300	Toshiba Corp.	1,293,085

		18,007,286

Insurance (5.0%):
18,070	Admiral Group plc	383,405
171,254	Aegon NV	680,479
14,998	Ageas NV	544,085
1,147,400	AIA Group, Ltd.	9,526,657
39,084	Allianz SE+	6,184,136
106,939	Assicurazioni Generali SpA	1,455,360
264,715	Aviva plc	1,136,744
178,030	AXA SA	3,897,335
4,338	Baloise Holding AG	553,133
94,400	Dai-ichi Life Holdings, Inc.	1,500,747
19,206	Gjensidige Forsikring ASA	328,819
5,846	Hannover Rueck SE	882,764
229,877	Insurance Australia Group, Ltd.	676,717
229,200	Japan Post Holdings Co., Ltd.	1,517,882
19,500	Japan Post Insurance Co., Ltd.	273,223
575,365	Legal & General Group plc	1,376,541
266,611	Medibank Private, Ltd.	592,373
43,611	MS&AD Insurance Group Holdings, Inc.^	1,154,272
13,395	Muenchener Rueckversicherungs-Gesellschaft AG	3,239,589
25,884	NN Group NV	1,007,276
65,334	Phoenix Group Holdings plc	380,297
49,390	Poste Italiane SpA	372,992
261,270	Prudential PLC	2,566,413
143,233	QBE Insurance Group, Ltd.	1,057,838
45,394	Sampo Oyj, Class A	1,937,010
29,325	Sompo Holdings, Inc.	1,168,915
123,286	Suncorp Group, Ltd.	786,522
3,030	Swiss Life Holding AG	1,335,265
28,795	Swiss Re AG	2,115,573
50,836	T&D Holdings, Inc.	480,798
174,900	Tokio Marine Holdings, Inc.	3,109,034
33,997	Tryg A/S	698,824

Shares		Value
Common Stocks, continued
Insurance, continued
14,351	Zurich Insurance Group AG	$5,706,030

		58,627,048

Interactive Media & Services (0.2%):
25,768	Adevinta ASA*	151,260
91,858	Auto Trader Group plc	520,694
13,000	Kakaku.com, Inc.	218,609
5,498	REA Group, Ltd.	398,759
7,342	Scout24 AG	371,988
33,025	Seek, Ltd.	399,502
259,100	Z Holdings Corp.	673,360

		2,734,172

Internet & Direct Marketing Retail (0.5%):
14,878	Delivery Hero SE*	550,889
17,726	Just Eat Takeaway*	270,212
78,565	Prosus NV	4,093,712
80,900	Rakuten, Inc.	347,111
21,658	Zalando SE*	429,363
13,200	ZOZO, Inc.	263,282

		5,954,569

IT Services (1.5%):
2,087	Adyen NV*	2,595,937
43,031	Amadeus IT Group SA*	1,991,559
8,520	Bechtle AG	309,947
15,564	Capgemini SA	2,486,916
52,517	Computershare, Ltd.	832,684
24,045	Edenred	1,105,018
18,800	Fujitsu, Ltd.	2,027,718
3,900	GMO Payment Gateway, Inc.	263,571
9,500	Itochu Techno-Solutions Corp.	221,607
45,718	Nexi SpA*	369,112
32,038	Nomura Research Institute, Ltd.	787,526
61,400	NTT Data Corp.	793,629
6,800	OBIC Co., Ltd.	901,713
10,700	Otsuka Corp.	331,655
13,500	SCSK Corp.	202,586
20,800	TIS, Inc.	552,368
5,789	Wix.com, Ltd.*	452,873
21,734	Worldline SA*	849,783

		17,076,202

Leisure Products (0.2%):
18,600	Bandai Namco Holdings, Inc.	1,214,992
7,000	Shimano, Inc.	1,103,366
13,900	Yamaha Corp.	495,096

		2,813,454

Life Sciences Tools & Services (0.5%):
3,125	Bachem Holding AG, Registered B	194,437
12,445	Eurofins Scientific SE	737,861
7,045	Lonza Group AG	3,426,741
22,367	Qiagen NV*	941,100
2,697	Sartorius Stedim Biotech	824,329

		6,124,468

Machinery (2.7%):
28,057	Alfa Laval AB	693,513
29,752	Alstom SA^	478,346
257,200	Atlas Copco AB, Class A*	2,382,956
149,604	Atlas Copco AB, Class B	1,238,461
96,451	CNH Industrial NV	1,076,625
9,400	Daifuku Co., Ltd.	441,766
43,588	Daimler Truck Holding AG*	997,400
61,564	Epiroc AB, Class A	881,049
37,307	Epiroc AB, Class B	469,473
18,100	FANUC Corp.	2,504,262
14,256	GEA Group AG	466,106

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
10,100	Hitachi Construction Machinery Co., Ltd.^	$187,684
11,400	Hoshizaki Corp.	315,545
41,082	Husqvarna AB, Class B	226,535
7,507	Kion Group AG	145,444
6,939	Knorr-Bremse AG	300,802
89,000	Komatsu, Ltd.	1,609,691
32,937	Kone Oyj, Class B	1,268,167
98,900	Kubota Corp.	1,371,652
9,900	Kurita Water Industries, Ltd.	349,195
20,900	Makita Corp.	405,285
34,600	MINEBEA MITSUMI, Inc.	513,247
27,700	Misumi Group, Inc.	589,425
30,300	Mitsubishi Heavy Industries, Ltd.	1,010,352
25,300	NGK Insulators, Ltd.	315,428
533	Rational AG	260,289
102,678	Sandvik AB	1,398,941
3,907	Schindler Holding AG	606,171
2,261	Schindler Holding AG, Registered Shares	339,951
36,282	SKF AB, Class B	485,413
5,400	SMC Corp.	2,178,784
6,679	Spirax-Sarco Engineering plc	767,044
128,000	Techtronic Industries Co., Ltd.	1,209,312
2,473	VAT Group AG	499,367
18,388	Volvo AB, Class A	272,473
141,264	Volvo AB, Class B	1,994,303
44,492	Wartsila Oyj Abp, Class B^	283,419
23,300	Yaskawa Electric Corp.	672,674

		31,206,550

Marine (0.4%):
299	A.P. Moeller - Maersk A/S, Class A	527,019
479	A.P. Moeller - Maersk A/S, Class B	867,840
5,326	Kuehne + Nagel International AG	1,079,397
33,300	Mitsui O.S.K. Lines, Ltd.^	598,170
44,700	Nippon Yusen KK^	763,501
138,000	SITC International Holdings Co., Ltd.	252,746
8,076	ZIM Integrated Shipping Services, Ltd.^	189,786

		4,278,459

Media (0.4%):
42,100	Cyberagent, Inc.	350,709
20,777	Dentsu Group, Inc.	591,604
22,700	Hakuhodo DY Holdings, Inc.	160,125
134,484	Informa plc	774,597
63,592	Pearson plc	609,312
21,978	Publicis Groupe SA	1,039,794
102,139	WPP plc	845,054

		4,371,195

Metals & Mining (3.4%):
120,434	Anglo American plc	3,637,287
37,468	Antofagasta plc	462,072
50,168	ArcelorMittal SA	1,003,115
483,185	BHP Group, Ltd.	12,030,867
46,710	BlueScope Steel, Ltd.	451,785
26,418	Boliden AB	817,453
182,201	Evolution Mining, Ltd.	240,209
160,558	Fortescue Metals Group, Ltd.	1,720,362
935,860	Glencore plc	4,940,718
18,700	Hitachi Metals, Ltd.*	281,192
47,600	JFE Holdings, Inc.^	443,116
16,517	Mineral Resources, Ltd.	691,243
87,128	Newcrest Mining, Ltd.	947,739
77,748	Nippon Steel Corp.^	1,082,321

Shares		Value
Common Stocks, continued
Metals & Mining, continued
129,638	Norsk Hydro ASA	$697,757
107,364	Northern Star Resources, Ltd.	541,147
107,208	Rio Tinto plc	5,805,440
35,485	Rio Tinto, Ltd.	2,111,320
436,102	South32, Ltd.	1,007,766
23,700	Sumitomo Metal & Mining Co., Ltd.	683,023
11,188	Voestalpine AG	189,178

		39,785,110

Multiline Retail (0.4%):
12,058	Next plc	640,505
35,600	Pan Pacific International Holdings Corp.	625,649
107,361	Wesfarmers, Ltd.	2,917,169

		4,183,323

Multi-Utilities (0.9%):
213,698	E.ON SE	1,653,642
172,850	Engie Group	1,982,954
345,691	National Grid plc	3,566,664
61,020	RWE AG	2,244,878
64,376	Veolia Environnement SA	1,221,231

		10,669,369

Oil, Gas & Consumable Fuels (4.8%):
30,169	Aker BP ASA	865,522
21,748	Ampol, Ltd.	401,459
1,840,404	BP plc	8,749,779
295,920	ENEOS Holdings, Inc.^	955,671
239,111	ENI SpA	2,539,861
92,941	Equinor ASA	3,067,161
52,149	Galp Energia SGPS SA	499,718
20,687	Idemitsu Kosan Co., Ltd.	447,672
98,000	INPEX Corp.	919,559
40,565	Neste Oyj	1,759,082
14,019	OMV AG	504,497
136,437	Repsol SA	1,569,829
312,977	Santos, Ltd.	1,417,226
708,530	Shell plc	17,624,421
236,370	TotalEnergies SE	11,124,238
21,943	Washington H. Soul Pattinson & Co., Ltd.	373,343
180,161	Woodside Energy Group, Ltd.	3,697,432

		56,516,470

Paper & Forest Products (0.4%):
9,034	Holmen AB, B Shares	343,940
47,327	Mondi plc	730,875
79,100	Oji Holdings Corp.	294,478
52,552	Stora Enso Oyj, Class R	670,137
58,252	Svenska Cellulosa AB SCA, Class B	739,113
50,962	UPM-Kymmene Oyj	1,619,194

		4,397,737

Personal Products (2.1%):
9,702	Beiersdorf AG	959,924
486,195	Haleon PLC*	1,503,989
45,200	Kao Corp.	1,833,041
5,200	Kobayashi Pharmaceutical Co., Ltd.	303,206
3,000	Kose Corp.	305,429
22,997	L’Oreal SA	7,321,552
38,600	Shiseido Co., Ltd.	1,351,296
242,635	Unilever plc	10,673,473

		24,251,910

Pharmaceuticals (9.5%):
173,800	Astellas Pharma, Inc.	2,297,668
147,395	AstraZeneca plc	16,205,346
93,751	Bayer AG, Registered Shares	4,325,762

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
64,900	Chugai Pharmaceutical Co., Ltd.	$1,620,716
166,800	Daiichi Sankyo Co., Ltd.	4,640,497
24,300	Eisai Co., Ltd.	1,303,605
388,956	GSK PLC	5,672,016
15,559	Hikma Pharmaceuticals plc	235,517
3,643	Ipsen SA	336,400
24,800	Kyowa Kirin Co., Ltd.	569,000
12,314	Merck KGaA	2,009,384
4,100	Nippon Shinyaku Co., Ltd.	208,022
206,065	Novartis AG, Registered Shares	15,712,189
157,685	Novo Nordisk A/S, Class B	15,719,996
35,400	Ono Pharmaceutical Co., Ltd.	823,588
10,166	Orion Oyj, Class B	428,422
38,200	Otsuka Holdings Co., Ltd.	1,211,801
10,485	Recordati SpA	385,113
66,857	Roche Holding AG	21,803,749
2,569	Roche Holding AG	1,001,201
108,376	Sanofi	8,270,039
25,000	Shionogi & Co., Ltd.	1,209,594
142,373	Takeda Pharmacuetical Co., Ltd.	3,698,245
105,678	Teva Pharmaceutical Industries, Ltd., ADR*	852,822
12,344	UCB SA	853,634

		111,394,326

Professional Services (1.6%):
14,494	Adecco Group AG	398,088
28,499	Bureau Veritas SA	636,350
87,157	Experian plc	2,554,618
15,653	Intertek Group plc	643,827
24,900	Nihon M&A Center, Inc.	281,706
16,700	Persol Holdings Co., Ltd.	304,398
12,440	Randstad NV^	537,861
136,800	Recruit Holdings Co., Ltd.	3,949,034
184,304	RELX plc	4,498,321
614	SGS SA, Registered Shares	1,311,793
5,692	Teleperformance	1,437,823
24,812	Wolters Kluwer NV	2,415,359

		18,969,178

Real Estate Management & Development (1.5%):
90,617	Aroundtown SA	199,918
4,494	Azrieli Group	306,884
74,028	BGP Holdings plc*(a)	—
243,900	Capitaland Investment, Ltd.	587,634
33,900	City Developments, Ltd.	178,763
193,744	CK Asset Holdings, Ltd.	1,162,608
6,200	Daito Trust Construction Co., Ltd.	582,248
56,100	Daiwa House Industry Co., Ltd.^	1,143,426
196,400	ESR Cayman, Ltd.	495,411
61,620	Fastighets AB Balder, B Shares*	243,669
206,000	Hang Lung Properties, Ltd.	336,287
132,956	Henderson Land Development Co., Ltd.	371,111
109,100	Hongkong Land Holdings, Ltd.	478,599
38,200	Hulic Co., Ltd.	281,114
6,876	LEG Immobilien SE	413,666
72,800	Lend Lease Group	411,629
112,400	Mitsubishi Estate Co., Ltd.	1,474,996
87,800	Mitsui Fudosan Co., Ltd.	1,673,889
138,655	New World Development Co., Ltd.	391,782
12,300	Nomura Real Estate Holdings, Inc.	278,878
16,235	Sagax AB, Class B	267,385
298,601	Sino Land Co., Ltd.	392,969
29,500	Sumitomo Realty & Development Co., Ltd.	671,840
139,500	Sun Hung Kai Properties, Ltd.	1,533,875

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
41,964	Swire Pacific, Ltd., Class A	$313,172
125,200	Swire Properties, Ltd.	269,054
7,294	Swiss Prime Site AG	580,350
36,896	UOL Group, Ltd.	170,152
67,308	Vonovia SE	1,464,652
158,300	Wharf Real Estate Investment Co., Ltd.	714,912

		17,390,873

Road & Rail (0.9%):
165,259	Aurizon Holdings, Ltd.	363,012
13,700	Central Japan Railway Co.	1,605,178
17,594	DSV A/S	2,039,629
28,713	East Japan Railway Co.^	1,474,260
105,487	Grab Holdings, Ltd.*	277,431
21,100	Hankyu Hanshin Holdings, Inc.	635,193
10,000	Keio Corp.	361,772
10,500	Keisei Electric Railway Co., Ltd.	286,360
16,600	Kintetsu Group Holdings Co., Ltd.	550,525
147,994	MTR Corp., Ltd.	677,242
6,800	Nippon Express Holdings Co., Ltd.	343,884
28,800	Odakyu Electric Railway Co., Ltd.	368,453
16,900	Tobu Railway Co., Ltd.	398,774
46,600	Tokyu Corp.	531,093
21,900	West Japan Railway Co.	839,434

		10,752,240

Semiconductors & Semiconductor Equipment (2.5%):
17,600	Advantest Corp.	818,048
4,479	ASM International NV	1,001,980
38,797	ASML Holding NV	16,090,230
2,700	Disco Corp.	588,455
123,083	Infineon Technologies AG	2,727,175
6,900	Lasertec Corp.	693,948
114,000	Renesas Electronics Corp.*	950,221
8,400	ROHM Co., Ltd.	550,986
65,181	STMicroelectronics NV	2,010,827
33,500	SUMCO Corp.	389,305
14,300	Tokyo Electron, Ltd.	3,541,040
10,504	Tower Semiconductor, Ltd.*	459,879

		29,822,094

Software (1.4%):
12,426	AVEVA Group plc	432,783
9,683	Check Point Software Technologies, Ltd.*	1,084,690
3,816	CyberArk Software, Ltd.*	572,171
63,897	Dassault Systemes SE	2,196,044
5,434	Nemetschek SE	261,635
5,945	Nice, Ltd.*	1,126,287
3,700	Oracle Corp.	195,352
96,733	Sage Group plc (The)	744,069
99,424	SAP SE	8,194,761
6,251	Temenos AG	420,996
12,600	Trend Micro, Inc.	682,489
14,383	WiseTech Global, Ltd.	472,308
12,735	Xero, Ltd.*	585,130

		16,968,715

Specialty Retail (0.7%):
187,800	Chow Tai Fook Jewellery Group, Ltd.	351,616
5,500	Fast Retailing Co., Ltd.	2,923,270
66,596	Hennes & Mauritz AB, Class B^	615,801
2,000	Hikari Tsushin, Inc.	234,068
105,423	Industria de Diseno Textil SA	2,177,226
250,320	JD Sports Fashion plc	273,339

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
200,910	Kingfisher plc	$487,938
7,700	Nitori Co., Ltd.	644,432
20,700	USS Co., Ltd.	318,638

		8,026,328

Technology Hardware, Storage & Peripherals (0.5%):
22,600	Brother Industries, Ltd.	389,724
94,100	Canon, Inc.	2,052,568
35,000	FUJIFILM Holdings Corp.	1,601,847
16,980	Logitech International SA, Class R	775,521
23,500	NEC Corp.	752,323
52,700	Ricoh Co., Ltd.	384,629
27,900	Seiko Epson Corp.^	380,582

		6,337,194

Textiles, Apparel & Luxury Goods (3.1%):
16,649	Adidas AG	1,931,835
38,814	Burberry Group plc	773,818
49,717	Cie Financiere Richemont SA	4,666,056
27,479	EssilorLuxottica SA	3,722,721
3,003	Hermes International SA	3,529,066
7,120	Kering	3,148,122
26,453	LVMH Moet Hennessy Louis Vuitton SA	15,547,654
18,768	Moncler SpA	770,493
8,846	Pandora A/S	412,097
10,277	Puma SE	481,077
4,961	Swatch Group AG (The)	207,651
2,728	Swatch Group AG (The), Class B	612,778

		35,803,368

Tobacco (1.1%):
205,169	British American Tobacco plc	7,335,049
86,948	Imperial Brands plc, Class A	1,793,831
112,500	Japan Tobacco, Inc.	1,846,795
145,261	Swedish Match AB	1,438,875

		12,414,550

Trading Companies & Distributors (1.7%):
13,089	AerCap Holdings NV*	554,057
41,957	Ashtead Group plc	1,872,780
15,126	Brenntag AG	922,855
32,576	Bunzl plc	991,131
20,610	Ferguson plc	2,145,583
5,255	IMCD NV	623,564
26,304	Indutrade AB	424,423
112,900	Itochu Corp.^	2,736,609
145,500	Marubeni Corp.	1,277,634
120,900	Mitsubishi Corp.	3,320,827
134,400	Mitsui & Co., Ltd.^	2,883,811
22,800	MonotaRo Co., Ltd.	344,680
20,849	Reece, Ltd.	184,369
106,800	Sumitomo Corp.	1,332,936
20,100	Toyota Tsushu Corp.	624,015

		20,239,274

Transportation Infrastructure (0.5%):
7,242	Aena SME SA*	749,237
2,693	Aeroports de Paris*	310,125
47,319	Atlantia SpA	1,047,329
118,376	Auckland International Airport, Ltd.*	475,591
42,517	Getlink SE	658,894
291,292	Transurban Group	2,284,203

		5,525,379

Water Utilities (0.1%):
23,851	Severn Trent plc	623,356

Shares		Value
Common Stocks, continued
Water Utilities, continued
65,018	United Utilities Group plc	$643,700

		1,267,056

Wireless Telecommunication Services (1.2%):
154,500	KDDI Corp.	4,532,102
273,100	Softbank Corp.^	2,731,569
115,700	SoftBank Group Corp.	3,930,888
54,662	Tele2 AB	471,715
2,551,136	Vodafone Group plc	2,872,634

		14,538,908

Total Common Stocks (Cost $1,086,296,545)		1,152,602,185

Preferred Stocks (0.4%):
Automobiles (0.3%):
5,192	Bayerische Motoren Werke AG (BMW), 8.72%, 5/15/20	339,442
14,102	Porsche Automobil Holding SE, 4.40%, 5/20/20	803,186
17,679	Volkswagen AG, 6.00%, 5/8/20	2,183,360

		3,325,988

Household Products (0.1%):
17,462	Henkel AG & Co. KGaA, 3.03%, 4/21/20	1,043,587

Total Preferred Stocks (Cost $5,168,648)		4,369,575

Right (0.0%†):
Commercial Services & Supplies (0.0%†):
130,304	Securitas AB, Expires on 10/12/22*	54,392

Total Right (Cost $89,453)		54,392

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (2.5%):
29,493,428	BlackRock Liquidity FedFund, Institutional Class , 2.77%(b)(c)	29,493,428

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $29,493,428)		29,493,428

Shares		Value
Unaffiliated Investment Company (0.0%†):
Money Markets (0.0%†):
297,863	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(c)	297,863

Total Unaffiliated Investment Company (Cost $297,863)		297,863

Total Investment Securities
(Cost $1,121,345,937) — 101.3%		1,186,817,443
Net other assets (liabilities) — (1.3)%		(15,403,098)

Net Assets — 100.0%		$1,171,414,345

Percentages indicated are based on net assets as of September 30, 2022.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $27,515,779.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(c)	The rate represents the effective yield at September 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2022:

(Unaudited)

Country	Percentage
Australia	7.7%
Austria	0.2%
Belgium	0.8%
Bermuda	0.1%
China	—%†
Denmark	2.6%
Finland	1.2%
France	10.2%
Germany	7.3%
Hong Kong	2.8%
Ireland	1.0%
Isle of Man	0.1%
Israel	0.8%
Italy	1.8%
Japan	22.2%
Luxembourg	0.2%
Netherlands	6.3%
New Zealand	0.2%
Norway	0.8%
Portugal	0.2%
Singapore	1.5%
Spain	2.4%
Sweden	3.1%
Switzerland	10.9%
United Kingdom	13.1%
United States	2.5%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	12/15/22	10	$1,033,753	$(44,762)
DJ EURO STOXX 50 December Futures (Euro)	12/16/22	83	2,696,152	(128,865)
FTSE 100 Index December Futures (British Pounds)	12/16/22	28	2,161,215	(100,087)
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/7/22	22	1,974,846	(80,746)

				$(354,460)

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Rights (0.0%†):
Telecommunications (0.0%†):
649	Intelsat Jackson Holdings SA, Expires on 1/2/23(a)	$—
649	Intelsat Jackson Holdings SA, Expires on 1/2/23(a)	—

		—

Total Rights (Cost $–)		—

Principal Amount		Value
Asset Backed Securities (6.3%):
$693,956	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(b)(c)	658,410
505,000	AMSR Trust, Class B, Series 2022-SFR3, 4.00%, 10/17/39, Callable 10/17/27 @ 100(b)	456,496
1,288,000	CWABS Asset-Backed Certificates Trust, Class MV5, Series 2005-7, 4.21% (US0001M+113bps), 11/25/35, Callable 10/25/22 @ 100	1,241,663
1,380,151	CWABS Asset-Backed Certificates Trust, Class MV4, Series 2004-10, 3.65% (US0001M+158bps), 12/25/34, Callable 10/25/22 @ 100	1,240,652
584,388	Firstkey Homes 2020 Sfr1 Trust, Class A, Series 2020-SFR1, 1.34%, 8/17/37(b)	520,836
903,238	Navient Student Loan Trust, Class A3, Series 2016-2, 4.58% (US0001M+150bps), 6/25/65, Callable 10/25/34 @ 100(b)	903,238
1,352,078	Park Place Securities, Inc. Pass-Through Certificates, Class M5, Series 2004-WWF1, 4.88% (US0001M+180bps), 12/25/34, Callable 10/25/22 @ 100	1,296,075
330,000	Progress Residential, Class G, Series 2021-SFR1, 3.86%, 4/17/38(b)	285,503
270,000	Progress Residential Trust, Class F, Series 2020-SFR3, 2.80%, 10/17/27(b)	242,444
577,258	SLC Student Loan Trust, Class 2A3, Series 2008-1, 4.89% (US0003M+160bps), 12/15/32, Callable 6/15/28 @ 100	583,814
479,672	SLM Student Loan Trust, Class A4, Series 2007-7, 3.11% (US0003M+33bps), 1/25/22, Callable 7/25/24 @ 100	472,563
265,502	SLM Student Loan Trust, Class A, Series 2008-9, 4.28% (US0003M+150bps), 4/25/23, Callable 7/25/23 @ 100	262,139
528,057	SLM Student Loan Trust, Class A3, Series 2012-1, 4.03% (US0001M+95bps), 9/25/28, Callable 2/25/30 @ 100	511,651
50,109	SLM Student Loan Trust, Class A, Series 2009-3, 3.83% (US0001M+75bps), 1/25/45, Callable 6/25/36 @ 100(b)	48,772
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 5.03% (US0003M+225bps), 10/25/83, Callable 7/25/23 @ 100	230,031

Principal Amount		Value
Asset Backed Securities, continued
$1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 4.63% (US0003M+185bps), 7/25/73, Callable 4/25/23 @ 100	$1,148,559
423,706	SLM Student Loan Trust, Class 2A3, Series 2003-7, 3.86% (US0003M+57bps), 9/15/39, Callable 9/15/29 @ 100	394,024
763,111	SLM Student Loan Trust, Class A4, Series 2008-6, 3.88% (US0003M+110bps), 7/25/23, Callable 10/25/25 @ 100	746,150
1,420,035	VOLT XCIX LLC, Class A1, Series 2021-NPL8, 2.12%, 4/25/51, Callable 10/25/22 @ 100(b)(c)	1,313,624
1,150,738	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 2.95% (US0003M+17bps), 4/25/40, Callable 1/25/26 @ 100(b)	1,113,576
Total Asset Backed Securities (Cost $14,218,926)		13,670,220

Collateralized Mortgage Obligations (12.0%):
750,000	AGL CLO 7, Ltd., Class BR, Series 2020-7A, 4.21% (US0003M+170bps), 7/15/34, Callable 7/15/23 @ 100(b)	699,998
725,000	AIG CLO, Ltd., Class BR, Series 2019-2A, 4.38% (US0003M+160bps), 10/25/33, Callable 1/25/23 @ 100(b)	677,826
850,000	AIMCO CLO, Class AR2, Series 2015-AA, 3.88% (US0003M+114bps), 10/17/34, Callable 10/17/23 @ 100(b)	805,684
901,327	Alternative Loan Trust, Class 4A1, Series 2005-56, 3.70% (US0001M+31bps), 11/25/35, Callable 10/25/22 @ 100	796,702
282,261	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 5.57%(US0006M+200bps), 6/25/45, Callable 10/25/22 @ 100	288,858
171,216	Angel Oak Mortgage Trust, Class A1, Series 2021-7, 1.98%, 10/25/66, Callable 12/25/23 @ 100(b)(c)	144,123
667,000	Angel Oak Mortgage Trust, Class A1, Series 2022-6, 4.30%, 7/25/67, Callable 9/25/24 @ 100(b)(c)	629,446
515,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2018-PARK, 4.23%, 8/10/38(b)(c)	472,041
148,076	Banc of America Mortgage Trust, Class 2A3, Series 2005-F, 3.94%, 7/25/35, Callable 10/25/22 @ 100(c)	137,209
525,000	Bx Commercial Mortgage Trust, Class A, Series 2022-CSMO, 4.96%(TSFR1M+211bps), 6/15/27(b)	518,424
772,801	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 3.74% (US0001M+92bps), 10/15/36(b)	761,222
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41, Callable 12/9/29 @ 100(b)	129,718
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(b)	318,441

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$710,468	C-BASS Mortgage Loan Trust, Class A2E, Series 2007-CB2, 3.54%, 2/25/37, Callable 12/25/22 @ 100(c)	$495,651
300,000	Century Plaza Towers, Class A, Series 2019-CPT, 2.87%, 11/13/39, Callable 11/13/29 @ 100(b)	245,319
700,000	CIFC Funding VII, Ltd., Class A1, Series 2021-7A, 3.91% (US0003M+113bps), 1/23/35, Callable 1/23/24 @ 100(b)	675,708
508,829	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.03%, 4/25/37, Callable 10/25/36 @ 100(c)	442,838
605,706	Colt 2021 6 Mortgage Loan Trust, Class A1, Series 2021-6, 1.91%, 12/25/66, Callable 12/25/23 @ 100(b)(c)	524,448
837,608	COMM Mortgage Trust, Class A3, Series 2015-CR27, 3.35%, 10/10/48, Callable 10/10/25 @ 100	798,422
325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(b)	272,906
347,955	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 3.53%, 2/25/36, Callable 10/25/22 @ 100(c)	260,110
411,279	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 3.86%, 3/25/36, Callable 10/25/22 @ 100(c)	316,592
326,945	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.90%, 4/25/36, Callable 10/25/22 @ 100(c)	278,204
188,023	First Horizon Mortgage Pass-Through Trust, Class 2A1, Series 2005-AR3, 3.87%, 8/25/35, Callable 10/25/22 @ 100(c)	132,847
462,223	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 2.90%, 4/19/36, Callable 10/19/22 @ 100(c)	364,386
308,901	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.89%, 9/19/35, Callable 10/19/22 @ 100(c)	270,152
815,865	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 3.92% (US0003M+111bps), 10/29/29, Callable 10/29/22 @ 100(b)	804,827
750,507	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 3.66% (US0001M+58bps), 2/25/36, Callable 10/25/22 @ 100	668,656
1,135,000	GS Mortgage Securities Corp. II, Class A, Series 2021-ARDN, 4.07% (US0001M+125bps), 11/15/26(b)	1,093,475
1,300,000	GS Mortgage-Backed Securities Trust, Class A4, Series 2022-PJ6, 3.00%, 1/25/53, Callable 9/25/34 @ 100(b)(c)	1,125,109
1,057,559	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 3.19% (US0001M+20bps), 11/19/36, Callable 5/19/23 @ 100	832,403

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(b)	$288,105
200,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(b)(c)	169,379
701,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2021-HTL5, 3.93% (US0001M+112bps), 11/15/38(b)	673,041
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39, Callable 6/5/29 @ 100(b)	282,432
645,475	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 3.20% (US0001M+12bps), 7/25/37, Callable 4/25/23 @ 100	322,919
220,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(b)	177,544
125,293	MortgageIT Trust, Class 2A3, Series 2005-2, 4.09% (US0001M+165bps), 5/25/35, Callable 10/25/22 @ 100	116,763
174,873	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 10/25/22 @ 100(c)	179,433
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(b)	344,274
750,000	Palmer Square CLO, Ltd., Class A, Series 2022-1A, 1.79% (TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	723,226
750,000	Park Avenue Institutional Advisers CLO, Ltd., Class A1A, Series 2021-1A, 4.10% (US0003M+139bps), 1/20/34, Callable 1/20/23 @ 100(b)	720,323
560,000	RBS Commercial Funding, Inc. Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(b)(c)	540,758
800,000	Recette CLO, Ltd., Class ARR, Series 2015-1A, 3.79% (US0003M+108bps), 1/20/33, Callable 4/20/23 @ 100(b)	756,678
692,371	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 3.44% (US0001M+18bps), 12/25/36, Callable 10/25/22 @ 100	564,235
800,000	Rockford Tower CLO, Ltd., Class A1, Series 2021-1A, 3.88% (US0003M+117bps), 7/20/34, Callable 7/20/23 @ 100(b)	765,078
1,086,469	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 3.54% (US0001M+23bps), 2/25/36, Callable 10/25/22 @ 100	974,409
576,912	Toorak Mortgage Corp. 2018 1, Ltd., Class A1, Series 2022-INV2, 4.35%, 6/25/57, Callable 5/25/25 @ 100(b)(c)	542,862
129,019	WaMu Mortgage Pass-Through Certificates Trust, Class A1A, Series 2004-AR10, 3.96% (US0001M+44bps), 7/25/44, Callable 10/25/22 @ 100	127,616

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$308,351	WaMu Mortgage Pass-Through Certificates Trust, Class 2A1A, Series 2005-AR6, 3.54% (US0001M+23bps), 4/25/45, Callable 10/25/22 @ 100	$304,783
273,347	WaMu Mortgage Pass-Through Certificates Trust, Class A2, Series 2005-AR3, 2.83%, 3/25/35, Callable 10/25/22 @ 100(c)	285,350
912,814	WaMu Mortgage Pass-Through Certificates Trust, Class 2A1A, Series 2005-AR8, 3.66% (US0001M+29bps), 7/25/45, Callable 10/25/22 @ 100	843,988
199,786	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 4.04%, 9/25/36, Callable 10/25/22 @ 100(c)	177,339
Total Collateralized Mortgage Obligations (Cost $27,545,028)		25,862,280

Corporate Bonds (24.0%):
Aerospace & Defense (0.3%):
605,000	Boeing Co. (The), 1.17%, 2/4/23, Callable 11/14/22 @ 100	585,404

Airlines (0.2%):
405,788	U.S. Airways Pass Through Trust, Series 2010-1A, 6.25%, 10/22/24	398,687

Automobiles (0.5%):
5,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	4,106
585,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	437,110
733,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	532,338
290,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)	167,475

		1,141,029

Banks (5.2%):
750,000	Bank of America Corp., 3.00% (US0003M+79 bps), 12/20/23, Callable 12/20/22 @ 100	744,383
665,000	Bank of America Corp., 1.66% (SOFR+91 bps), 3/11/27, Callable 3/11/26 @ 100	576,156
415,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	366,535
470,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	424,209
760,000	Bank of America Corp., 2.09% (SOFR+106 bps), 6/14/29, Callable 6/14/28 @ 100	614,220
100,000	Bank of America Corp., 2.59% (SOFR+215 bps), 4/29/31, Callable 4/29/30 @ 100	79,170
295,000	Bank of America Corp., 1.92% (SOFR+137 bps), 10/24/31, Callable 10/24/30 @ 100, MTN	217,470
85,000	Bank of America Corp., 2.69% (SOFR+132 bps), 4/22/32, Callable 4/22/31 @ 100	66,259

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$170,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	$126,665
250,000	Bank of America Corp., 2.57% (SOFR+121 bps), 10/20/32, Callable 10/20/31 @ 100	191,402
150,000	Bank of America Corp., 2.97% (SOFR+133 bps), 2/4/33, Callable 2/4/32 @ 100	117,211
135,000	Citigroup, Inc., 3.07% (SOFR+128 bps), 2/24/28, Callable 2/24/27 @ 100	120,194
165,000	Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30, Callable 11/5/29 @ 100	135,767
140,000	Citigroup, Inc., 2.67% (SOFR+115 bps), 1/29/31, Callable 1/29/30 @ 100	111,283
630,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	566,383
350,000	Citigroup, Inc., 2.57% (SOFR+211 bps), 6/3/31, Callable 6/3/30 @ 100	275,770
330,000	Citigroup, Inc., 2.56% (SOFR+117 bps), 5/1/32, Callable 5/1/31 @ 100	253,344
415,000	Citigroup, Inc., 3.06% (SOFR+135 bps), 1/25/33, Callable 1/25/32 @ 100	327,706
145,000	JPMorgan Chase & Co., 0.70% (SOFR+58 bps), 3/16/24, Callable 3/16/23 @ 100	141,946
1,210,000	JPMorgan Chase & Co., 0.97% (SOFR+58 bps), 6/23/25, Callable 6/23/24 @ 100	1,118,259
455,000	JPMorgan Chase & Co., 1.56% (SOFR+61 bps), 12/10/25, Callable 12/10/24 @ 100	417,371
220,000	JPMorgan Chase & Co., 3.96% (US0003M+125 bps), 1/29/27, Callable 1/29/26 @ 100	207,905
445,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	384,198
180,000	JPMorgan Chase & Co., 2.95% (SOFR+117 bps), 2/24/28, Callable 2/24/27 @ 100	159,182
170,000	JPMorgan Chase & Co., 2.74% (SOFR+151 bps), 10/15/30, Callable 10/15/29 @ 100	138,377
445,000	JPMorgan Chase & Co., 2.58% (SOFR+125 bps), 4/22/32, Callable 4/22/31 @ 100	344,523
275,000	JPMorgan Chase & Co., 2.55% (SOFR+118 bps), 11/8/32, Callable 11/8/31 @ 100	208,467
790,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	715,874
410,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	370,659
185,000	Wells Fargo & Co., 2.39% (SOFR+210 bps), 6/2/28, Callable 6/2/27 @ 100, MTN	158,139

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$–	Wells Fargo & Co., 4.81%, 7/25/28, Callable 0 @ –	$—
200,000	Wells Fargo & Co., 2.88% (US0003M+117 bps), 10/30/30, Callable 10/30/29 @ 100, MTN	164,345
1,260,000	Wells Fargo & Co., 3.35% (SOFR+150 bps), 3/2/33, Callable 3/2/32 @ 100, MTN	1,020,973
300,000	Wells Fargo & Co., 4.90% (SOFR+210 bps), 7/25/33, Callable 7/25/32 @ 100	276,589

		11,140,934

Beverages (0.4%):
350,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	311,395
360,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	312,017
250,000	Constellation Brands, Inc., 4.75%, 5/9/32, Callable 2/9/32 @ 100	233,497

		856,909

Biotechnology (0.3%):
428,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	380,866
293,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	260,511
35,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	28,422

		669,799

Capital Markets (2.9%):
115,000	Goldman Sachs Group, Inc., 1.99% (SOFFRATE+1 bps), 1/27/32, Callable 1/27/31 @ 100	84,916
735,000	Goldman Sachs Group, Inc. (The), 1.22%, 12/6/23, Callable 12/6/22 @ 100	705,190
180,000	Goldman Sachs Group, Inc. (The), 1.09% (SOFR+79 bps), 12/9/26, Callable 12/9/25 @ 100	155,247
885,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR+80 bps), 3/9/27, Callable 3/9/26 @ 100	759,736
450,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR+82 bps), 9/10/27, Callable 9/10/26 @ 100	379,298
570,000	Goldman Sachs Group, Inc. (The), 1.95% (SOFR+91 bps), 10/21/27, Callable 10/21/26 @ 100	488,428
345,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	260,715
170,000	Goldman Sachs Group, Inc. The, 2.65% (SOFR+126 bps), 10/21/32, Callable 10/21/31 @ 100	130,007
320,000	Intercontinental Exchange, Inc., 4.60%, 3/15/33, Callable 12/15/32 @ 100	297,820
125,000	Medline Borrower, LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(b)	100,000

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$835,000	Morgan Stanley, 0.79% (SOFR+53 bps), 5/30/25, Callable 5/30/24 @ 100	$766,350
195,000	Morgan Stanley, 1.16% (SOFR+56 bps), 10/21/25, Callable 10/21/24 @ 100, MTN	177,532
445,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	384,261
330,000	Morgan Stanley, 1.93% (SOFR+102 bps), 4/28/32, Callable 4/28/31 @ 100, MTN	242,072
115,000	Morgan Stanley, 2.24% (SOFR+118 bps), 7/21/32, Callable 7/21/31 @ 100, MTN	86,315
195,000	Morgan Stanley, 2.51% (SOFR+120 bps), 10/20/32, Callable 10/20/31 @ 100, MTN	149,340
320,000	Morgan Stanley, 2.48% (SOFR+136 bps), 9/16/36, Callable 9/16/31 @ 100	228,540
255,000	Raymond James Financial, 4.95%, 7/15/46	225,381
295,000	S&P Global, Inc., 4.75%, 8/1/28, Callable 5/1/28 @ 100(b)	288,047
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22	249,892

		6,159,087

Chemicals (0.2%):
312,000	International Flavors & Fragrances, Inc., 2.30%, 11/1/30, Callable 8/1/30 @ 100(b)	239,239
135,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	100,575

		339,814

Commercial Services & Supplies (0.1%):
150,000	Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 11/14/22 @ 102.75(b)	132,562

Communications Equipment (0.1%):
275,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	222,750

Consumer Discretionary Services (0.0%†):
30,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(b)	22,800

Consumer Finance (0.2%):
385,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	322,590
145,000	FirstCash, Inc., 5.63%, 1/1/30, Callable 1/1/25 @ 102.81(b)	123,613

		446,203

Consumer Staple Products (0.1%):
100,000	Chobani LLC / Chobani Finance Corp., Inc., 4.63%, 11/15/28, Callable 11/15/23 @ 102.31(b)	84,625
255,000	Jbs USA Lux SA Jbs USA Food Co., 6.50%, 12/1/52, Callable 6/1/52 @ 100(b)	226,950

		311,575

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Containers & Packaging (0.5%):
$135,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 11/11/22 @ 102.63(b)	$83,700
135,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 11/11/22 @ 102.63(b)	84,038
200,000	Ball Corp., 4.00%, 11/15/23	196,000
500,000	Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100	435,000
90,000	Berry Global, Inc., 4.88%, 7/15/26, Callable 11/14/22 @ 102.44(b)	84,600
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(b)	100,925
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 11/14/22 @ 100(b)	23,562

		1,007,825

Diversified Financial Services (0.7%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	563,082
25,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52, Callable 9/15/51 @ 100	19,175
80,000	Level 3 Financing, Inc., 3.40%, 3/1/27, Callable 1/1/27 @ 100(b)	67,000
300,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	222,000
625,000	Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100(b)	493,750
300,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	252,750

		1,617,757

Diversified Telecommunication Services (1.0%):
287,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	212,337
290,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	250,773
125,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	97,835
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	104,803
1,005,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	680,349
50,000	Lumen Technologies, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(b)	42,250
250,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(b)	186,250
175,000	Qwest Corp., 7.25%, 9/15/25	180,018
305,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	243,781
147,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 11/14/22 @ 100(b)	117,967

		2,116,363

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities (1.2%):
$25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 11/14/22 @ 103.38(b)	$21,750
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	248,645
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	506,462
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	804,027
355,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	287,370
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	766,751

		2,635,005

Electrical Equipment (0.0%†):
82,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	66,010

Entertainment (0.1%):
260,000	Take Two Interactive Software, Inc., 4.00%, 4/14/32, Callable 1/14/32 @ 100	225,011

Equity Real Estate Investment Trusts (0.6%):
180,000	GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100	173,893
460,000	GLP Capital LP / GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100	439,539
105,000	GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	98,710
290,000	GLP Capital LP / GLP Financing II, Inc., 5.30%, 1/15/29, Callable 10/15/28 @ 100	265,662
5,000	GLP Capital LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	4,236
145,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	118,974
250,000	VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	220,937

		1,321,951

Equity Real Estate Investment Trusts (REITs) (0.2%):
190,000	Hudson Pacific Properties, LP, 5.95%, 2/15/28, Callable 1/15/28 @ 100	181,480
65,000	Hudson Pacific Properties, LP, 3.25%, 1/15/30, Callable 10/15/29 @ 100	51,710
135,000	Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(b)	112,387

		345,577

Food Products (0.6%):
265,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100(b)	214,650
30,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	27,638

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Food Products, continued
$130,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.75%, 12/1/31, Callable 12/1/26 @ 101.88(b)	$104,000
790,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	648,987
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 11/14/22 @ 102.94(b)	24,187
367,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 10/27/22 @ 102.88(b)	349,567

		1,369,029

Health Care Equipment & Supplies (0.3%):
455,000	Becton Dickinson And Co., 1.96%, 2/11/31, Callable 11/11/30 @ 100	352,353
280,000	Embecta Corp., 5.00%, 2/15/30, Callable 2/15/27 @ 101.25(b)	239,400

		591,753

Health Care Providers & Services (2.2%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	193,996
190,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	172,425
83,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	66,815
569,000	Centene Corp., 3.00%, 10/15/30, Callable 7/15/30 @ 100	448,087
780,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	756,127
290,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	230,676
400,000	CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	360,785
525,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	460,738
93,000	HCA, Inc., 5.25%, 4/15/25	91,024
110,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	106,150
640,000	HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	566,400
90,000	HCA, Inc., 2.38%, 7/15/31, Callable 4/15/31 @ 100	66,815
345,000	HCA, Inc., 5.50%, 6/15/47, Callable 12/15/46 @ 100	294,544
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	118,900
365,000	HCA, Inc., 4.63%, 3/15/52, Callable 9/15/51 @ 100(b)	275,816
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	66,188
409,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	339,470
150,000	Option Care Health, Inc., 4.38%, 10/31/29, Callable 10/31/24 @ 102.19(b)	126,000

		4,740,956

Health Care Technology (0.0%†):
23,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 10/13/22 @ 100(b)	22,885

Hotels, Restaurants & Leisure (0.0%†):
125,000	Papa John S International, 3.88%, 9/15/29, Callable 9/15/24 @ 101.94(b)	100,937

Principal Amount		Value
Corporate Bonds, continued
Household Products (0.1%):
$275,000	Spectrum Brands, Inc., 5.50%, 7/15/30, Callable 7/15/25 @ 102.75(b)	$215,531

Industrial Conglomerates (0.1%):
103,000	General Electric Co., Series A, 6.75%, 3/15/32	110,965

Industrial Services (0.0%†):
30,000	WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26, Callable 4/15/23 @ 102.88(b)	27,675

Insurance (0.9%):
135,000	Aon Corp. / Aon Global Holdings plc, 3.90%, 2/28/52, Callable 8/28/51 @ 100	100,367
225,000	Athene Global Funding, 2.20% (SOFR+70 bps), 5/24/24(b)	221,140
125,000	Athene Global Funding, 3.21%, 3/8/27(b)	110,711
375,000	Athene Global Funding, 1.99%, 8/19/28(b)	296,224
130,000	Athene Global Funding, 2.72%, 1/7/29(b)	106,980
700,000	Farmers Exchange Capital III, 5.45% (US0003M+345 bps), 10/15/54, Callable 10/15/34 @ 100(b)	659,136
670,000	Farmers Insurance Exchange, 4.75% (US0003M+323 bps), 11/1/57, Callable 11/1/37 @ 100(b)	551,434

		2,045,992

IT Services (0.1%):
80,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)	76,800
115,000	Global Payments, Inc., 5.40%, 8/15/32, Callable 5/15/32 @ 100	106,300
146,000	Global Payments, Inc., 5.95%, 8/15/52, Callable 2/15/52 @ 100	128,799

		311,899

Media (0.8%):
345,000	Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(b)	267,375
208,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b)	161,720
235,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @ 102.13(b)	167,437
499,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48, Callable 10/1/47 @ 100	403,378
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50, Callable 9/1/49 @ 100	25,156
380,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	290,447
30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(b)	26,100
465,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 10/27/22 @ 102.69(b)	90,675

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$30,000	OT Merger Corp., 7.88%, 10/15/29, Callable 10/15/24 @ 103.94(b)	$20,325
120,000	Time Warner Cable LLC, 5.88%, 11/15/40, Callable 5/15/40 @ 100	98,439
125,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	98,528

		1,649,580

Oil, Gas & Consumable Fuels (0.8%):
210,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	204,148
264,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	246,272
670,000	Energy Transfer LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	542,894
70,000	Energy Transfer, LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	62,670
55,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	46,871
37,000	Occidental Petroleum Corp., 6.68%, 10/10/36(d)	18,962
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	167,500
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(b)	212,500
250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(b)	205,000
89,000	Sunoco, LP / Sunoco Finance Corp., 4.50%, 4/30/30, Callable 4/30/25 @ 102.25	72,758

		1,779,575

Pharmaceuticals (0.8%):
1,006,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(b)	921,144
490,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(b)	406,205
160,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(b)	132,842
25,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5(b)	1,312
275,000	Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(b)	213,469

		1,674,972

Real Estate (0.3%):
135,000	Healthcare Realty Holdings, LP, 2.40%, 3/15/30, Callable 12/15/29 @ 100	103,302
180,000	Healthcare Trust of America Holdings, LP, 2.00%, 3/15/31, Callable 12/15/30 @ 100^	131,499
15,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	13,556
20,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	18,800
75,000	VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100(b)	68,625
15,000	Vici Properties Vici Note, 3.75%, 2/15/27, Callable 2/15/23 @ 101.88(b)	13,163

Principal Amount		Value
Corporate Bonds, continued
Real Estate, continued
$132,000	Vici Properties, LP, 5.63%, 5/15/52, Callable 11/15/51 @ 100	$109,230
90,000	Vici Properties, LP Vici Note Co., Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100(b)	85,050
45,000	Vici Properties, LP Vici Note Co., Inc., 4.50%, 1/15/28, Callable 10/15/27 @ 100(b)	39,938
130,000	Vici Properties, LP Vici Note Co., Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100(b)	109,037

		692,200

Semiconductors & Semiconductor Equipment (0.1%):
130,000	Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	108,845
140,000	Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33 @ 100(b)	106,690

		215,535

Software (0.3%):
75,000	NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5(b)	58,594
50,000	NCR Corp., 5.13%, 4/15/29, Callable 4/15/24 @ 102.56(b)	37,250
70,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	55,013
70,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	50,512
565,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	374,436

		575,805

Specialty Retail (0.0%†):
30,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19^(b)	23,400

Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 11/14/22 @ 103.44	22,937

Tobacco (0.5%):
625,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	415,106
130,000	BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51 @ 100	98,558
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	472,587

		986,251

Utilities (0.1%):
265,000	NextEra Energy Capital Holdings, Inc., 4.63%, 7/15/27, Callable 6/15/27 @ 100	256,512

Wireless Telecommunication Services (1.2%):
27,000	Sprint Corp., 7.88%, 9/15/23	27,304
768,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100(b)	758,847
235,000	T-Mobile USA, Inc., 2.25%, 2/15/26, Callable 2/15/23 @ 101.13	209,619
444,000	T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31	400,737
205,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	188,493

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$280,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	$247,632
459,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100	363,356
395,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	321,927

		2,517,915

Total Corporate Bonds (Cost $60,928,039)		51,695,356

Foreign Bonds (0.1%):
Entertainment (0.0%†):
115,000	Netflix, Inc., 4.63%, 5/15/29+	105,245

Equity Real Estate Investment Trusts (REITs) (0.1%):
140,000	CapitaLand Ascendas REIT, 0.75%, 6/23/28, Callable 3/23/28 @ 100, MTN+	105,408

Industrial Services (0.0%†):
145,000	Heathrow Funding, Ltd., 1.88%, 3/14/34, MTN+	99,966

Total Foreign Bonds (Cost $363,042)		310,619

Yankee Debt Obligations (8.0%):
Aerospace & Defense (0.3%):
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(b)	312,225
355,000	Avolon Holdings Funding, Ltd., 2.53%, 11/18/27, Callable 10/18/27 @ 100(b)	279,562

		591,787

Banks (2.4%):
450,000	DNB Bank ASA, 1.60% (H15T1Y+68 bps), 3/30/28, Callable 3/30/27 @ 100(b)	375,829
450,000	HSBC Holdings plc, 2.10% (SOFR+193 bps), 6/4/26, Callable 6/4/25 @ 100	402,110
440,000	HSBC Holdings plc, 2.01% (SOFR+173 bps), 9/22/28, Callable 9/22/27 @ 100	351,639
410,000	HSBC Holdings plc, 2.21% (SOFR+129 bps), 8/17/29, Callable 8/17/28 @ 100	317,512
305,000	HSBC Holdings plc, 2.80% (SOFR+119 bps), 5/24/32, Callable 5/24/31 @ 100	224,949
295,000	HSBC Holdings PLC, 4.75% (SOFR+211 bps), 6/9/28, Callable 6/9/27 @ 100	270,453
200,000	HSBC Holdings PLC, 5.40% (SOFR+287 bps), 8/11/33, Callable 8/11/32 @ 100	176,275
135,000	Lloyds Banking Group plc, 2.91% (US0003M+81 bps), 11/7/23, Callable 11/7/22 @ 100	134,646
145,000	Lloyds Banking Group plc, 3.87% (H15T1Y+4 bps), 7/9/25, Callable 7/9/24 @ 100	140,290

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$450,000	Lloyds Banking Group plc, 1.63% (H15T1Y+85 bps), 5/11/27, Callable 5/11/26 @ 100	$381,701
200,000	Lloyds Banking Group PLC, 3.57% (US0003M+121 bps), 11/7/28, Callable 11/7/27 @ 100	175,908
325,000	Lloyds Banking Group PLC, 4.98% (H15T1Y+230 bps), 8/11/33, Callable 8/11/32 @ 100	281,966
545,000	NatWest Group plc, 4.27% (US0003M+176 bps), 3/22/25, Callable 3/22/24 @ 100	530,493
390,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	384,234
590,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	544,220
45,000	Santander UK Group Holdings plc, 1.53% (H15T1Y+125 bps), 8/21/26, Callable 8/21/25 @ 100	38,828
30,000	Santander UK Group Holdings plc, 1.67% (SOFR+99 bps), 6/14/27, Callable 6/14/26 @ 100	24,820
410,000	Santander UK plc, 5.00%, 11/7/23(b)	407,325

		5,163,198

Beverages (0.1%):
275,000	Bacardi, Ltd., 4.45%, 5/15/25, Callable 3/15/25 @ 100(b)	264,306

Biotechnology (0.1%):
275,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	211,406

Capital Markets (1.1%):
185,000	Credit Suisse Group AG, 1.31% (SOFR+98 bps), 2/2/27, Callable 2/2/26 @ 100(b)	150,076
660,000	Credit Suisse Group AG, 3.09% (SOFR+173 bps), 5/14/32, Callable 5/14/31 @ 100(b)	461,919
940,000	Credit Suisse Group AG, 6.54% (SOFR+392 bps), 8/12/33, Callable 8/12/32 @ 100(b)	842,254
165,000	Macquarie Group, Ltd., 2.69% (SOFR+144 bps), 6/23/32, Callable 6/23/31 @ 100(b)	124,536
570,000	Macquarie Group, Ltd., 2.87% (SOFR+153 bps), 1/14/33, Callable 1/14/32 @ 100(b)	429,376
170,000	Macquarie Group, Ltd., 4.44% (SOFR+241 bps), 6/21/33, Callable 6/21/32 @ 100(b)	145,468
200,000	UBS Group AG, 4.49% (H15T1Y+155 bps), 5/12/26, Callable 5/12/25 @ 100(b)	192,531

		2,346,160

Consumer Staple Products (0.0%†):
80,000	Imperial Brands Finance PLC, 6.13%, 7/27/27, Callable 6/27/27 @ 100(b)	78,500

Consumer Staples Products (0.0%†):
15,000	Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(b)	12,591

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Containers & Packaging (0.1%):
$270,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 11/11/22 @ 102.75(b)	$240,638
23,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 10/24/22 @ 104.25(b)	20,355

		260,993

Diversified Financial Services (0.3%):
329,000	GE Capital International Funding, 4.42%, 11/15/35	294,018
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(b)	283,062
72,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	70,380
73,000	Shell International Finance BV, 4.00%, 5/10/46	57,752

		705,212

Energy Equipment & Services (0.1%):
111,150	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 11/11/22 @ 101.29(b)	107,815
105,875	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 11/11/22 @ 105.16(b)	97,140
31,050	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 11/11/22 @ 102.08(b)	29,265

		234,220

Food & Staples Retailing (0.2%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(b)	426,312

Industrial Services (0.1%):
290,000	Airport Authority, 3.25%, 1/12/52, Callable 7/12/51 @ 100(b)	210,125

Interactive Media & Services (0.1%):
295,000	Tencent Holdings, Ltd., 3.68%, 4/22/41, Callable 10/22/40 @ 100(b)	202,855

National (0.1%):
200,000	Republic of South Africa Government International, 5.88%, 4/20/32	162,276

Oil, Gas & Consumable Fuels (0.5%):
200,000	Ecopetrol SA, 6.88%, 4/29/30, Callable 1/29/30 @ 100	167,750
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	156,000
630,000	Petroleos Mexicanos, 6.75%, 9/21/47	351,868
120,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100	73,668
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	47,400
200,000	Petronas Capital, Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100(b)	181,245

		977,931

Sovereign Bond (1.1%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	347,556
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(b)	139,247
200,000	Brazilian Government International Bond, 3.88%, 6/12/30	163,780

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$224,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100^	$175,040
200,000	Dominican Republic International Bond, 4.50%, 1/30/30(b)	157,250
225,000	Mexico Government International Bond, 3.75%, 1/11/28	205,752
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	163,750
200,000	Paraguay Government International Bond, 4.70%, 3/27/27	188,000
200,000	Peruvian Government International Bond, 2.84%, 6/20/30	163,491
200,000	Qatar Government International Bond, 4.50%, 4/23/28	195,725
200,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	142,631
20,000	Republic of Peru, 4.13%, 8/25/27	18,887
200,000	Saudi Government International Bond, 3.25%, 10/26/26	189,426
200,000	Saudi Government International Bond, 3.63%, 3/4/28	188,312

		2,438,847

Telecommunications (0.4%):
6,202	Intelsat, 0.00%	161,252
540,000	Intelsat, 0.00%(a)(e)	—
111,000	Intelsat, 0.00%(a)(e)	—
690,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	586,507

		747,759

Thrifts & Mortgage Finance (0.3%):
330,000	Nationwide Building Society, 3.77% (US0003M+106 bps), 3/8/24, Callable 3/8/23 @ 100(b)	327,076
140,000	Nationwide Building Society, 4.36% (US0003M+139 bps), 8/1/24, Callable 8/1/23 @ 100(b)	138,060
245,000	Nationwide Building Society, 2.97% (SOFR+129 bps), 2/16/28, Callable 2/16/27 @ 100(b)	210,637

		675,773

Tobacco (0.1%):
280,000	Imperial Brands Finance plc, 3.13%, 7/26/24, Callable 6/26/24 @ 100(b)	267,197

Trading Companies & Distributors (0.3%):
140,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	119,171
580,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	430,730

		549,901

Wireless Telecommunication Services (0.3%):
345,000	Vodafone Group plc, 5.25%, 5/30/48	285,774
468,000	Vodafone Group plc, 4.88%, 6/19/49	366,695

		652,469

Total Yankee Debt Obligations (Cost $20,153,843)		17,179,818

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Municipal Bonds (0.7%):
California (0.5%):
$700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	$721,273
570,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	377,101

		1,098,374

Michigan (0.0%†):
70,000	University of Michigan Revenue, Series A, 3.50%, 4/1/52, Continuously Callable @100	56,094

New York (0.2%):
420,000	City of New York NY, GO, Series A, 3.00%, 8/1/34, Continuously Callable @100	335,105

Total Municipal Bonds (Cost $1,888,947)		1,489,573

U.S. Government Agency Mortgages (37.0%):
Federal Home Loan Mortgage Corporation (7.3%)
176,570	3.00%, 3/1/31, Pool #G18592	167,284
416,335	3.50%, 1/1/34, Pool #G16756	399,572
919,047	3.50%, 4/1/44, Pool #G07848	834,358
1,166,398	3.50%, 4/1/45, Pool #G60023	1,064,407
875,648	4.00%, 12/1/45, Pool #G60344	822,438
522,723	3.50%, 6/1/46, Pool #G08711	478,592
356,603	3.50%, 8/1/46, Pool #G08716	326,561
334,954	3.00%, 8/1/46, Pool #G08715	296,282
144,666	3.50%, 9/1/46, Pool #G08722	132,461
89,466	3.00%, 9/1/46, Pool #G08721	79,138
444,082	3.00%, 10/1/46, Pool #G08726	392,808
498,574	3.00%, 11/1/46, Pool #G08732	440,987
632,341	3.00%, 1/1/47, Pool #G08741	559,288
603,432	3.50%, 4/1/47, Pool #G67703	556,231
55,014	Class PA, Series 48464.00%, 6/15/47	53,436
792,079	3.50%, 12/1/47, Pool #G67706	726,766
240,045	3.50%, 12/1/47, Pool #G08792	219,193
1,532,396	3.50%, 1/1/48, Pool #G67707	1,427,442
274,547	3.50%, 2/1/48, Pool #G08800	250,512
367,586	3.50%, 3/1/48, Pool #G67710	337,676
746,677	4.00%, 3/1/48, Pool #G67711	708,001
66,352	Class CA, Series 48183.00%, 4/15/48	58,641
258,695	3.50%, 6/1/48, Pool #G08816	236,009
2,782	4.00%, 6/1/48, Pool #G67713	2,642
77,382	5.00%, 7/1/48, Pool #G08833	75,647
185,905	4.50%, 10/1/48, Pool #G08843	179,559
1,242,649	2.50%, 2/1/52, Pool #SD8194	1,045,336
1,338,137	2.50%, 4/1/52, Pool #SD8205	1,124,640
685,126	2.00%, 4/1/52, Pool #QE0312	554,991
1,274,109	2.50%, 5/1/52, Pool #SD8212	1,070,749
1,377,747	Class HZ, Series 46393.25%, 4/15/53	1,138,328

		15,759,975

Federal National Mortgage Association (24.8%)
383,321	3.50%, 1/1/32, Pool #AB4262	350,129
47,791	3.00%, 7/1/32, Pool #MA3060	44,753
273,778	3.00%, 10/1/33, Pool #MA1676	248,874
485,000	2.46%, 4/1/40, Pool #BL6060	352,308
942,532	2.00%, 9/1/40, Pool #MA4152	790,900
1,162,900	2.00%, 10/1/40, Pool #MA4176	986,313
217,451	2.00%, 5/1/41, Pool #MA4333	183,620

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$23,657	4.00%, 8/1/42, Pool #MA1146	$22,318
492,885	3.50%, 4/1/43, Pool #MA1404	454,177
225,177	4.50%, 2/1/46, Pool #AL9106	216,627
46,189	Class QA, Series 2018-573.50%, 5/25/46	44,711
192,080	Class PA, Series 2018-553.50%, 1/25/47	183,560
114,805	4.00%, 6/1/47, Pool #AS9830	108,120
110,331	4.00%, 7/1/47, Pool #AS9972	103,864
8,272	4.00%, 8/1/47, Pool #MA3088	7,789
32,277	3.50%, 1/1/48, Pool #MA3238	29,443
694,280	3.50%, 1/1/48, Pool #CA0996	628,255
34,318	4.50%, 5/1/48, Pool #CA1711	33,194
379,640	4.50%, 5/1/48, Pool #CA1710	367,249
284,640	Class CT , Series 2018-433.00%, 6/25/48	252,279
226,468	4.50%, 8/1/48, Pool #CA2208	216,196
757,226	3.50%, 6/1/49, Pool #CA3633	700,457
607,191	3.00%, 9/1/49, Pool #BN7755	536,830
177,894	3.00%, 10/1/49, Pool #MA3811	152,255
7,550,000	2.00%, 11/25/51, TBA	6,107,242
1,358,825	2.00%, 12/1/51, Pool #MA4492	1,102,385
1,778,484	2.00%, 12/1/51, Pool #BQ6913	1,442,749
1,392,562	2.00%, 12/1/51, Pool #BU7089	1,129,811
1,363,446	2.00%, 1/1/52, Pool #CB2767	1,103,701
1,331,475	2.50%, 1/1/52, Pool #MA4512	1,118,182
1,245,341	2.50%, 2/1/52, Pool #MA4548	1,047,585
1,302,299	2.50%, 3/1/52, Pool #MA4563	1,095,465
1,490,490	2.00%, 4/1/52, Pool #FS1598	1,206,589
6,100,000	3.00%, 10/25/52, TBA	5,304,141
1,675,000	3.50%, 10/25/52, TBA	1,506,715
7,100,000	4.50%, 10/25/52, TBA	6,760,531
3,500,000	2.00%, 10/25/52, TBA	2,831,719
3,950,000	5.00%, 10/25/52, TBA	3,846,313
3,350,000	2.50%, 10/25/52, TBA	2,810,859
2,925,000	4.00%, 10/25/52, TBA	2,712,023
6,475,000	2.50%, 11/25/52, TBA	5,432,677

		53,572,908

Government National Mortgage Association (3.6%)
239,049	3.50%, 3/20/46, Pool #MA3521	220,239
248,792	3.50%, 4/20/46, Pool #MA3597	229,206
47,088	3.50%, 5/20/46, Pool #MA3663	43,382
101,161	3.50%, 9/20/46, Pool #MA3937	93,201
553,569	3.00%, 12/20/46, Pool #MA4126	498,902
408,486	3.50%, 1/20/47, Pool #MA4196	376,317
72,410	5.00%, 3/20/47, Pool #MA4324	73,978
78,829	3.50%, 6/20/47, Pool #MA4510	72,474
175,954	5.00%, 6/20/47, Pool #MA4513	172,131
112,828	5.00%, 9/20/47, Pool #MA4722	113,531
212,873	4.00%, 9/20/47, Pool #MA4720	201,444
147,558	4.00%, 11/20/47, Pool #MA4838	139,635
257,241	3.00%, 11/20/47, Pool #MA4836	231,396
92,322	3.50%, 11/20/47, Pool #MA4837	84,650
764,671	3.50%, 12/20/47, Pool #MA4900	702,984
69,942	4.00%, 12/20/47, Pool #MA4901	66,183
224,850	4.00%, 3/20/48, Pool #MA5078	212,768
440,225	4.50%, 8/20/48, Pool #MA5399	430,064
125,412	4.00%, 9/20/48, Pool #MA5466	118,333
228,978	Class NW , Series 2018-1243.50%, 9/20/48	207,421
163,364	3.00%, 10/20/49, Pool #MA6209	142,208
3,775,000	2.50%, 10/20/51, TBA	3,237,652

		7,668,099

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Bank (1.3%)
$2,925,000	1.04%, 6/14/24, Callable 11/14/22 @ 100.00	$2,769,153

Total U.S. Government Agency Mortgages (Cost $85,792,686)		79,770,135

U.S. Treasury Obligations (29.7%):
U.S. Treasury Bills (1.9%)
300,000	3.31%, 1/19/23(d)	296,972
3,870,000	3.33%, 1/26/23(d)	3,828,242

		4,125,214

U.S. Treasury Bonds (7.7%)
12,817,000	2.00%, 11/15/41	9,168,160
5,610,000	2.38%, 2/15/42	4,297,786
3,720,000	3.00%, 8/15/52	3,212,569

		16,678,515

U.S. Treasury Inflation Index Bonds (0.3%)
295,719	0.63%, 7/15/32	274,092
420,402	0.13%, 2/15/52	274,471

		548,563

U.S. Treasury Notes (19.8%)
6,232,000	3.00%, 7/31/24	6,094,701
6,515,000	3.25%, 8/31/24	6,398,952
8,580,000	4.13%, 9/30/24	8,586,703
8,645,000	3.50%, 9/15/25	8,469,398
1,045,000	2.75%, 7/31/27	984,586
10,785,000	4.13%, 9/30/27	10,825,444
1,320,000	2.75%, 8/15/32	1,206,356

		42,566,140

Total U.S. Treasury Obligations (Cost $67,826,731)		63,918,432

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
340,006	BlackRock Liquidity FedFund, Institutional Class, 2.77%(d)(f)	340,006

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $340,006)		340,006

Shares		Value
Unaffiliated Investment Company (0.9%):

Money Markets (0.9%):
2,089,649	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(d)	2,089,649
Total Unaffiliated Investment Company (Cost $2,089,649)		2,089,649

Total Investment Securities (Cost $281,146,897) — 118.9%		256,326,088
Net other assets (liabilities) — (18.9)%		(40,796,087)

Net Assets — 100.0%		$215,530,001

Percentages indicated are based on net assets as of September 30, 2022.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $326,640.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2022.
(d)	The rate represents the effective yield at September 30, 2022.
(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/20/22	37	$(4,383,922)	$211,389

				$211,389

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/30/22	208	$42,721,250	$(590,647)
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/30/22	62	6,665,484	(237,752)
Ultra Long Term U.S. Treasury Bond December Futures (U.S. Dollar)	12/20/22	1	137,000	(13,148)

				$(841,547)

Total Net Futures Contracts				$(630,158)

Swap Agreements

At September 30, 2022, the Fund’s centrally-cleared swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)		Value	Unrealized Appreciation/ (Depreciation)
3-Month U.S. Dollar LIBOR	Quarterly	1.0335%	Semi-annually	7/24/25	5,065,000	USD	$—	$(301,260)	$(301,260)
3-Month U.S. Dollar LIBOR	Quarterly	1.0255%	Semi-annually	7/24/25	6,840,000	USD	—	(407,841)	(407,841)
3-Month U.S. Dollar LIBOR	Quarterly	1.0725%	Semi-annually	7/24/25	3,420,000	USD	—	(200,967)	(200,967)
3-Month U.S. Dollar LIBOR	Quarterly	1.39%	Semi-annually	9/28/25	7,585,000	USD	—	(387,590)	(387,590)
1.785%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	425,000	USD	—	116,984	116,984
1.7725%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	570,000	USD	—	158,208	158,208
1.8075%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	285,000	USD	—	77,268	77,268
1.87%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	9/28/53	645,000	USD	—	164,359	164,359

								$(780,839)	$(780,839)

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (1.0%):
28,396	Axon Enterprise, Inc.*	$3,286,837
16,256	Curtiss-Wright Corp.	2,262,185
35,290	Hexcel Corp.	1,825,199
24,279	Mercury Systems, Inc.*	985,727

		8,359,948

Air Freight & Logistics (0.5%):
50,267	GXO Logistics, Inc.*	1,762,361
48,199	XPO Logistics, Inc.*	2,145,820

		3,908,181

Airlines (0.1%):
137,995	JetBlue Airways Corp.*	914,907

Auto Components (1.4%):
40,322	Adient plc*	1,118,935
54,068	Dana, Inc.	617,997
17,685	Fox Factory Holding Corp.*	1,398,530
99,569	Gentex Corp.	2,373,725
118,222	Goodyear Tire & Rubber Co. (The)*	1,192,860
24,962	Lear Corp.	2,987,702
11,778	Visteon Corp.*	1,249,175

		10,938,924

Automobiles (0.4%):
56,366	Harley-Davidson, Inc.	1,966,046
23,109	Thor Industries, Inc.	1,617,168

		3,583,214

Banks (7.4%):
63,254	Associated Banc-Corp.	1,270,140
16,776	Bank of Hawaii Corp.	1,276,989
47,129	Bank OZK	1,864,423
77,324	Cadence Bank	1,964,803
31,539	Cathay General Bancorp	1,212,990
45,870	Commerce Bancshares, Inc.	3,034,759
26,994	Cullen/Frost Bankers, Inc.	3,569,147
59,323	East West Bancorp, Inc.	3,982,946
143,713	F.N.B. Corp.	1,667,071
54,905	First Financial Bankshares, Inc.	2,296,676
225,901	First Horizon Corp.	5,173,133
70,677	Fulton Financial Corp.	1,116,697
46,202	Glacier Bancorp, Inc.	2,269,904
36,325	Hancock Whitney Corp.	1,664,048
80,485	Home Bancshares, Inc.	1,811,717
22,645	International Bancshares Corp.	962,413
123,301	Old National Bancorp	2,030,767
49,385	PacWest Bancorp	1,116,101
32,170	Pinnacle Financial Partners, Inc.	2,608,987
38,296	Prosperity Bancshares, Inc.	2,553,577
61,605	Synovus Financial Corp.	2,310,804
21,140	Texas Capital Bancshares, Inc.*	1,247,894
18,459	UMB Financial Corp.	1,555,909
91,244	Umpqua Holdings Corp.	1,559,360
56,352	United Bankshares, Inc.	2,014,584
176,917	Valley National Bancorp	1,910,704
73,973	Webster Financial Corp.	3,343,580
25,569	Wintrust Financial Corp.	2,085,152

		59,475,275

Beverages (0.4%):
3,977	Boston Beer Co., Inc. (The), Class A*	1,287,156
16,458	Celsius Holdings, Inc.*	1,492,411
1,938	Coca-Cola Consolidated, Inc.	797,933

		3,577,500

Biotechnology (1.8%):
44,330	Arrowhead Pharmaceuticals, Inc.*	1,465,107
136,074	Exelixis, Inc.*	2,133,640

Shares		Value
Common Stocks, continued
Biotechnology, continued
58,388	Halozyme Therapeutics, Inc.*	$2,308,662
40,262	Neurocrine Biosciences, Inc.*	4,276,227
19,161	United Therapeutics Corp.*	4,011,930

		14,195,566

Building Products (1.7%):
65,693	Builders FirstSource, Inc.*	3,870,632
13,554	Lennox International, Inc.	3,018,069
40,463	Owens Corning	3,180,796
18,017	Simpson Manufacturing Co., Inc.	1,412,533
46,727	Trex Co., Inc.*	2,053,184

		13,535,214

Capital Markets (1.6%):
16,199	Affiliated Managers Group, Inc.	1,811,858
15,262	Evercore, Inc., Class A	1,255,300
35,884	Federated Hermes, Inc., Class B	1,188,478
43,204	Interactive Brokers Group, Inc., Class A	2,761,168
56,162	Janus Henderson Group plc	1,140,650
43,153	SEI Investments Co.	2,116,655
44,685	Stifel Financial Corp.	2,319,598

		12,593,707

Chemicals (2.3%):
20,847	Ashland, Inc.	1,979,840
36,225	Avient Corp.	1,097,617
23,618	Cabot Corp.	1,508,954
65,678	Chemours Co. (The)	1,618,963
15,157	Ingevity Corp.*	918,969
2,891	NewMarket Corp.	869,699
56,643	Olin Corp.	2,428,852
54,310	RPM International, Inc.	4,524,566
17,323	Scotts Miracle-Gro Co. (The)	740,558
17,841	Sensient Technologies Corp.	1,237,095
74,744	Valvoline, Inc.	1,894,013

		18,819,126

Commercial Services & Supplies (1.5%):
20,107	Brink’s Co. (The)	973,983
21,182	Clean Harbors, Inc.*	2,329,596
56,501	IAA, Inc.*	1,799,557
32,507	MillerKnoll, Inc.	507,109
15,418	MSA Safety, Inc.	1,684,879
38,806	Stericycle, Inc.*	1,634,121
22,401	Tetra Tech, Inc.	2,879,201

		11,808,446

Communications Equipment (0.9%):
23,917	Calix, Inc.*	1,462,285
62,819	Ciena Corp.*	2,539,772
29,047	Lumentum Holdings, Inc.*	1,991,753
31,856	ViaSat, Inc.*	963,007

		6,956,817

Construction & Engineering (1.6%):
58,790	AECOM	4,019,472
12,490	Dycom Industries, Inc.*	1,193,170
20,913	EMCOR Group, Inc.	2,415,033
60,194	Fluor Corp.*	1,498,229
24,021	MasTec, Inc.*	1,525,333
9,048	Valmont Industries, Inc.	2,430,474

		13,081,711

Construction Materials (0.2%):
15,970	Eagle Materials, Inc.	1,711,665

Consumer Finance (0.4%):
16,146	FirstCash Holdings, Inc.	1,184,309
46,898	Navient Corp.	688,931

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
106,532	SLM Corp.	$1,490,383

		3,363,623

Containers & Packaging (0.9%):
27,434	AptarGroup, Inc.	2,607,053
11,102	Greif, Inc., Class A	661,346
35,263	Silgan Holdings, Inc.	1,482,457
41,321	Sonoco Products Co.	2,344,140

		7,094,996

Diversified Consumer Services (1.1%):
1,633	Graham Holdings Co., Class B	878,521
13,456	Grand Canyon Education, Inc.*	1,106,756
67,186	H&R Block, Inc.	2,858,093
66,378	Service Corp. International	3,832,666

		8,676,036

Diversified Financial Services (0.6%):
78,023	Jefferies Financial Group, Inc.	2,301,679
41,091	Voya Financial, Inc.	2,486,005

		4,787,684

Diversified Telecommunication Services (0.6%):
93,664	Frontier Communications Parent, Inc.*	2,194,548
53,236	Iridium Communications, Inc.*	2,362,081

		4,556,629

Electric Utilities (1.4%):
24,080	ALLETE, Inc.	1,205,204
46,391	Hawaiian Electric Industries, Inc.	1,607,912
21,426	IDACORP, Inc.	2,121,388
84,218	OGE Energy Corp.	3,070,588
36,135	PNM Resources, Inc.	1,652,454
37,378	Portland General Electric Co.	1,624,448

		11,281,994

Electrical Equipment (2.2%):
13,863	Acuity Brands, Inc.	2,183,006
17,230	EnerSys	1,002,269
22,597	Hubbell, Inc.	5,039,131
70,088	nVent Electric plc	2,215,482
27,986	Regal Rexnord Corp.	3,928,115
89,080	Sunrun, Inc.*	2,457,717
9,299	Vicor Corp.*	549,943

		17,375,663

Electronic Equipment, Instruments & Components (3.0%):
26,930	Arrow Electronics, Inc.*	2,482,677
40,119	Avnet, Inc.	1,449,098
18,445	Belden, Inc.	1,107,069
72,888	Cognex Corp.	3,021,207
54,915	Coherent Corp.*	1,913,788
14,043	IPG Photonics Corp.*	1,184,527
57,862	Jabil, Inc.	3,339,216
10,491	Littlelfuse, Inc.	2,084,457
55,636	National Instruments Corp.	2,099,703
15,086	Novanta, Inc.*	1,744,696
17,564	TD SYNNEX Corp.	1,426,021
54,671	Vishay Intertechnology, Inc.	972,597
66,934	Vontier Corp.	1,118,467

		23,943,523

Energy Equipment & Services (0.5%):
85,798	ChampionX Corp.	1,679,067
164,919	NOV, Inc.	2,668,389

		4,347,456

Shares		Value
Common Stocks, continued
Entertainment (0.2%):
18,155	World Wrestling Entertainment, Inc., Class A	$1,273,936

Equity Real Estate Investment Trusts (7.3%):
64,703	Apartment Income REIT Corp.	2,498,830
125,738	Brixmor Property Group, Inc.	2,322,381
47,047	Corporate Office Properties Trust	1,092,902
63,368	Cousins Properties, Inc.	1,479,643
74,153	Douglas Emmett, Inc.	1,329,563
18,296	EastGroup Properties, Inc.	2,640,845
31,850	EPR Properties	1,142,141
55,447	First Industrial Realty Trust, Inc.	2,484,580
44,737	Highwoods Properties, Inc.	1,206,110
93,038	Independence Realty Trust, Inc.	1,556,526
42,175	JBG SMITH Properties	783,611
44,280	Kilroy Realty Corp.	1,864,631
92,856	Kite Realty Group Trust	1,598,980
36,628	Lamar Advertising Co., Class A	3,021,444
35,524	Life Storage, Inc.	3,934,638
251,890	Medical Properties Trust, Inc.	2,987,415
74,515	National Retail Properties, Inc.	2,970,168
35,794	National Storage Affiliates Trust	1,488,315
98,407	Omega Healthcare Investors, Inc.	2,902,022
95,284	Park Hotels & Resorts, Inc.	1,072,898
56,116	Pebblebrook Hotel Trust	814,243
95,276	Physicians Realty Trust	1,432,951
33,767	PotlatchDeltic Corp.	1,385,798
61,395	Rayonier, Inc.	1,840,008
72,015	Rexford Industrial Realty, Inc.	3,744,780
97,579	Sabra Health Care REIT, Inc.	1,280,236
27,069	SL Green Realty Corp.	1,087,091
57,414	Spirit Realty Capital, Inc.	2,076,090
111,809	STORE Capital Corp.	3,502,976
90,343	The Macerich Co.	717,323

		58,259,139

Equity Real Estate Investment Trusts (REITs) (0.4%):
160,144	Healthcare Realty Trust, Inc.	3,339,002

Food & Staples Retailing (1.6%):
56,909	BJ’s Wholesale Club Holdings, Inc.*	4,143,544
15,681	Casey’s General Stores, Inc.	3,175,716
37,321	Grocery Outlet Holding Corp.*	1,242,416
65,090	Performance Food Group Co.*	2,795,616
45,537	Sprouts Farmers Market, Inc.*	1,263,652

		12,620,944

Food Products (1.5%):
67,513	Darling Ingredients, Inc.*	4,465,985
81,772	Flowers Foods, Inc.	2,018,951
27,461	Ingredion, Inc.	2,211,160
8,359	Lancaster Colony Corp.	1,256,190
19,248	Pilgrim’s Pride Corp.*	443,089
23,045	Post Holdings, Inc.*	1,887,616

		12,282,991

Gas Utilities (1.4%):
38,509	National Fuel Gas Co.	2,370,229
40,510	New Jersey Resources Corp.	1,567,737
22,791	ONE Gas, Inc.	1,604,258
26,125	Southwest Gas Holdings, Inc.	1,822,219
22,059	Spire, Inc.	1,374,937
88,017	UGI Corp.	2,845,590

		11,584,970

Health Care Equipment & Supplies (3.6%):
20,057	Enovis Corp.*	924,026
68,759	Envista Holdings Corp.*	2,255,983

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
32,647	Globus Medical, Inc.*	$1,944,782
21,471	Haemonetics Corp.*	1,589,498
8,375	ICU Medical, Inc.*	1,261,275
20,363	Inari Medical, Inc.*	1,479,168
30,282	Integra LifeSciences Holdings Corp.*	1,282,746
22,683	LivaNova plc*	1,151,616
20,308	Masimo Corp.*	2,866,677
91,280	Neogen Corp.*	1,275,182
21,917	NuVasive, Inc.*	960,184
15,919	Penumbra, Inc.*	3,018,242
22,982	QuidelOrtho Corp.*	1,642,753
15,118	Shockwave Medical, Inc.*	4,203,862
20,138	STAAR Surgical Co.*	1,420,736
27,280	Tandem Diabetes Care, Inc.*	1,305,348

		28,582,078

Health Care Providers & Services (2.6%):
38,180	Acadia Healthcare Co., Inc.*	2,984,912
13,658	Amedisys, Inc.*	1,321,958
6,261	Chemed Corp.	2,733,302
42,213	Encompass Health Corp.	1,909,294
35,400	HealthEquity, Inc.*	2,377,818
13,062	LHC Group, Inc.*	2,137,727
63,884	Option Care Health, Inc.*	2,010,430
36,364	Patterson Cos., Inc.	873,463
30,565	Progyny, Inc.*	1,132,739
57,184	R1 RCM, Inc.*	1,059,620
45,721	Tenet Healthcare Corp.*	2,358,289

		20,899,552

Health Care Technology (0.2%):
18,751	Omnicell, Inc.*	1,631,900

Hotels, Restaurants & Leisure (2.7%):
34,038	Boyd Gaming Corp.	1,621,911
12,292	Choice Hotels International, Inc.	1,346,220
13,927	Churchill Downs, Inc.	2,564,657
9,658	Cracker Barrel Old Country Store, Inc.	894,138
39,975	Light & Wonder, Inc., Class A*	1,714,128
16,460	Marriott Vacations Worldwide Corp.	2,005,815
13,628	Papa John’s International, Inc.	954,096
66,325	Penn Entertainment, Inc.*	1,824,601
28,047	Texas Roadhouse, Inc., Class A	2,447,381
35,523	Travel + Leisure Co.	1,212,045
72,146	Wendy’s Co. (The)	1,348,409
12,593	Wingstop, Inc.	1,579,414
38,278	Wyndham Hotels & Resorts, Inc.	2,348,355

		21,861,170

Household Durables (1.3%):
10,284	Helen of Troy, Ltd.*	991,789
35,803	KB Home	928,014
55,492	Leggett & Platt, Inc.	1,843,444
48,167	Taylor Morrison Home Corp., Class A*	1,123,254
72,973	Tempur Sealy International, Inc.	1,761,568
45,314	Toll Brothers, Inc.	1,903,188
13,570	TopBuild Corp.*	2,236,065

		10,787,322

Household Products (0.1%):
27,844	Energizer Holdings, Inc.	699,998

Independent Power and Renewable Electricity Producers (0.2%):
18,838	Ormat Technologies, Inc.	1,623,836

Industrial Conglomerates (0.8%):
21,775	Carlisle Cos., Inc.	6,105,928

Shares		Value
Common Stocks, continued
Insurance (4.4%):
5,664	Alleghany Corp.*	$4,754,192
29,392	American Financial Group, Inc.	3,613,158
30,435	Brighthouse Financial, Inc.*	1,321,488
48,000	CNO Financial Group, Inc.	862,560
44,142	First American Financial Corp.	2,034,946
15,001	Hanover Insurance Group, Inc. (The)	1,922,228
25,581	Kemper Corp.	1,055,472
9,062	Kinsale Capital Group, Inc.	2,314,616
120,720	Old Republic International Corp.	2,526,670
15,872	Primerica, Inc.	1,959,398
28,195	Reinsurance Group of America, Inc.	3,547,213
18,338	RenaissanceRe Holdings, Ltd.	2,574,472
16,928	RLI Corp.	1,733,089
25,498	Selective Insurance Group, Inc.	2,075,537
79,035	Unum Group	3,066,558

		35,361,597

Interactive Media & Services (0.3%):
43,217	TripAdvisor, Inc.*	954,231
19,999	Ziff Davis, Inc.*	1,369,532

		2,323,763

IT Services (2.3%):
20,984	Alliance Data Systems Corp.	659,947
17,870	Concentrix Corp.	1,994,828
19,961	Euronet Worldwide, Inc.*	1,512,245
13,856	ExlService Holdings, Inc.*	2,041,820
71,537	Genpact, Ltd.	3,131,175
86,488	Kyndryl Holdings, Inc.*	715,256
25,660	Maximus, Inc.	1,484,944
137,501	Sabre Corp.*	708,130
43,565	Teradata Corp.*	1,353,129
161,688	Western Union Co. (The.)	2,182,788
18,542	WEX, Inc.*	2,353,721

		18,137,983

Leisure Products (1.2%):
31,516	Brunswick Corp.	2,062,722
149,402	Mattel, Inc.*	2,829,674
23,482	Polaris, Inc.	2,246,053
58,727	Topgolf Callaway Brands Corp.*	1,131,082
36,247	YETI Holdings, Inc.*	1,033,765

		9,303,296

Life Sciences Tools & Services (1.3%):
42,406	Bruker Corp.	2,250,062
10,641	Medpace Holdings, Inc.*	1,672,446
21,725	Repligen Corp.*	4,064,965
43,338	Sotera Health Co.*	295,565
43,026	Syneos Health, Inc.*	2,028,676

		10,311,714

Machinery (4.6%):
25,995	AGCO Corp.	2,499,939
15,175	Chart Industries, Inc.*	2,797,511
20,003	Crane Holdings Co.	1,751,063
52,015	Donaldson Co., Inc.	2,549,255
19,293	Esab Corp.	643,615
54,831	Flowserve Corp.	1,332,393
71,194	Graco, Inc.	4,268,080
35,047	ITT, Inc.	2,289,971
34,878	Kennametal, Inc.	717,789
24,356	Lincoln Electric Holdings, Inc.	3,062,036
22,644	Middleby Corp. (The)*	2,902,282
27,368	Oshkosh Corp.	1,923,697
28,542	Terex Corp.	848,839
28,324	Timken Co.	1,672,249
44,022	Toro Co. (The)	3,807,023

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
11,521	Watts Water Technologies, Inc., Class A	$1,448,535
25,496	Woodward, Inc.	2,046,309

		36,560,586

Marine (0.2%):
25,385	Kirby Corp.*	1,542,646

Media (0.8%):
2,068	Cable One, Inc.	1,764,108
17,902	John Wiley & Sons, Inc., Class A	672,399
70,123	New York Times Co. (The), Class A	2,016,036
93,554	TEGNA, Inc.	1,934,697

		6,387,240

Metals & Mining (2.9%):
75,605	Alcoa Corp.	2,544,864
217,444	Cleveland-Cliffs, Inc.*	2,928,971
51,061	Commercial Metals Co.	1,811,644
39,121	MP Materials Corp.*	1,068,003
25,382	Reliance Steel & Aluminum Co.	4,426,875
27,542	Royal Gold, Inc.	2,583,990
73,031	Steel Dynamics, Inc.	5,181,550
100,532	United States Steel Corp.	1,821,640
12,802	Worthington Industries, Inc.	488,268

		22,855,805

Mortgage Real Estate Investment Trusts (REITs) (0.4%):
181,473	Annaly Capital Management, Inc.	3,114,077

Multiline Retail (0.7%):
54,417	Kohl’s Corp.	1,368,588
114,308	Macy’s, Inc.	1,791,206
47,945	Nordstrom, Inc.	802,120
24,590	Ollie’s Bargain Outlet Holdings, Inc.*	1,268,844

		5,230,758

Multi-Utilities (0.7%):
27,366	Black Hills Corp.	1,853,499
85,307	MDU Resources Group, Inc.	2,333,146
22,995	NorthWestern Corp.	1,133,194

		5,319,839

Oil, Gas & Consumable Fuels (3.4%):
139,910	Antero Midstream Corp.	1,284,374
80,286	CNX Resources Corp.*	1,246,842
40,723	DT Midstream, Inc.	2,113,116
183,405	Equitrans Midstream Corp.	1,371,869
61,066	HF Sinclair Corp.	3,287,793
47,239	Matador Resources Co.	2,310,932
61,925	Murphy Oil Corp.	2,177,902
40,565	PDC Energy, Inc.	2,344,251
104,133	Range Resources Corp.	2,630,400
468,599	Southwestern Energy Co.*	2,867,826
95,375	Targa Resources Corp.	5,754,928

		27,390,233

Paper & Forest Products (0.2%):
31,306	Louisiana-Pacific Corp.	1,602,554

Personal Products (0.4%):
57,399	BellRing Brands, Inc.*	1,182,993
148,753	Coty, Inc., Class A*	940,119
21,538	Nu Skin Enterprises, Inc., Class A	718,723

		2,841,835

Pharmaceuticals (0.7%):
26,387	Jazz Pharmaceuticals plc*	3,517,123
56,318	Perrigo Co. plc	2,008,300

		5,525,423

Shares		Value
Common Stocks, continued
Professional Services (1.8%):
21,274	ASGN, Inc.*	$1,922,531
9,832	CACI International, Inc., Class A*	2,566,742
14,541	FTI Consulting, Inc.*	2,409,589
14,967	Insperity, Inc.	1,527,981
58,384	KBR, Inc.	2,523,356
21,927	ManpowerGroup, Inc.	1,418,458
23,592	Science Applications International Corp.	2,086,241

		14,454,898

Real Estate Management & Development (0.4%):
20,145	Jones Lang LaSalle, Inc.*	3,043,305

Road & Rail (1.5%):
12,222	Avis Budget Group, Inc.*	1,814,478
67,562	Knight-Swift Transportation Holdings, Inc.	3,305,809
15,437	Landstar System, Inc.	2,228,640
21,682	Ryder System, Inc.	1,636,774
11,059	Saia, Inc.*	2,101,210
24,709	Werner Enterprises, Inc.	929,058

		12,015,969

Semiconductors & Semiconductor Equipment (3.7%):
42,182	Amkor Technology, Inc.	719,203
31,466	Azenta, Inc.	1,348,633
23,706	Cirrus Logic, Inc.*	1,630,973
41,733	First Solar, Inc.*	5,520,024
57,692	Lattice Semiconductor Corp.*	2,839,023
21,192	MACOM Technology Solutions Holdings, Inc.*	1,097,534
24,125	MKS Instruments, Inc.	1,993,690
24,232	Power Integrations, Inc.	1,558,602
26,471	Semtech Corp.*	778,512
14,503	Silicon Laboratories, Inc.*	1,790,250
6,817	SiTime Corp.*	536,703
35,622	SunPower Corp.*	820,731
16,659	Synaptics, Inc.*	1,649,408
18,292	Universal Display Corp.	1,725,850
52,048	Wolfspeed, Inc.*	5,379,681

		29,388,817

Software (2.9%):
47,957	ACI Worldwide, Inc.*	1,002,301
11,934	Aspen Technology, Inc.*	2,842,679
18,877	Blackbaud, Inc.*	831,721
18,842	CommVault Systems, Inc.*	999,380
84,532	Dynatrace, Inc.*	2,942,559
18,183	Envestnet, Inc.*	807,325
10,631	Fair Isaac Corp.*	4,380,078
26,389	Manhattan Associates, Inc.*	3,510,529
17,220	Paylocity Holding Corp.*	4,160,007
14,244	Qualys, Inc.*	1,985,471

		23,462,050

Specialty Retail (2.9%):
16,370	AutoNation, Inc.*	1,667,612
23,882	Dick’s Sporting Goods, Inc.	2,499,012
23,328	Five Below, Inc.*	3,211,566
34,044	Foot Locker, Inc.	1,059,790
105,439	GameStop Corp., Class A*^	2,649,682
91,607	Gap, Inc. (The)	752,093
11,552	Lithia Motors, Inc.	2,478,481
9,104	Murphy U.S.A., Inc.	2,502,781
8,472	RH*	2,084,705
35,207	Victoria’s Secret & Co.*	1,025,228

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
28,947	Williams-Sonoma, Inc.	$3,411,404

		23,342,354

Technology Hardware, Storage & Peripherals (0.2%):
57,632	NCR Corp.*	1,095,584
47,468	Xerox Holdings Corp.	620,882

		1,716,466

Textiles, Apparel & Luxury Goods (1.8%):
58,496	Capri Holdings, Ltd.*	2,248,586
16,526	Carter’s, Inc.	1,082,949
14,213	Columbia Sportswear Co.	956,535
26,126	Crocs, Inc.*	1,793,811
11,166	Deckers Outdoor Corp.*	3,490,603
147,875	Hanesbrands, Inc.	1,029,210
28,377	PVH Corp.	1,271,290
56,782	Skechers U.S.A., Inc., Class A*	1,801,125
79,503	Under Armour, Inc., Class A*	528,695
85,310	Under Armour, Inc., Class C*	508,448

		14,711,252

Thrifts & Mortgage Finance (0.7%):
45,120	Essent Group, Ltd.	1,573,335
128,593	MGIC Investment Corp.	1,648,562
197,089	New York Community Bancorp, Inc.	1,681,169
27,242	Washington Federal, Inc.	816,715

		5,719,781

Trading Companies & Distributors (1.0%):
14,890	GATX Corp.	1,267,884
19,766	MSC Industrial Direct Co., Inc.	1,439,163
70,684	Univar Solutions, Inc.*	1,607,354
13,977	Watsco, Inc.	3,598,518

		7,912,919

Water Utilities (0.5%):
100,396	Essential Utilities, Inc.	4,154,386

Total Common Stocks (Cost $684,449,398)		794,172,117

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.3%):
2,686,580	BlackRock Liquidity FedFund, Institutional Class, 2.77%(a)(b)	2,686,580

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,686,580)		2,686,580

Shares		Value
Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):
2,756,414	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(b)	2,756,414
Total Unaffiliated Investment Company (Cost $2,756,414)		2,756,414

Total Investment Securities (Cost $689,892,392) — 99.9%		799,615,111
Net other assets (liabilities) — 0.1%		461,799

Net Assets — 100.0%		$800,076,910

Percentages indicated are based on net assets as of September 30, 2022.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $2,596,683.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(b)	The rate represents the effective yield at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 E-Mini December Futures (U.S. Dollar)	12/16/22	28	$6,182,960	$(121,784)

				$(121,784)

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (44.3%):
5,551,660	AZL Mid Cap Index Fund, Class 2	$122,580,651
23,028,532	AZL S&P 500 Index Fund, Class 2	426,258,122
4,868,182	AZL Small Cap Stock Index Fund, Class 2	62,410,095

		611,248,868

Fixed Income Fund (41.2%):
60,133,026	AZL Enhanced Bond Index Fund	568,257,100

International Equity Fund (14.5%):
14,540,268	AZL International Index Fund, Class 2	199,492,478

Total Affiliated Investment Companies (Cost $1,650,866,303)		1,378,998,446

Total Investment Securities
(Cost $1,650,866,303) — 100.0%		1,378,998,446
Net other assets (liabilities) — 0.0%†		(189,766)

Net Assets — 100.0%		$1,378,808,680

Percentages indicated are based on net assets as of September 30, 2022.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (98.6%):
Aerospace & Defense (0.2%):
5,099	Aecc Aviation Power Co., Ltd.	$30,072
18,981	Aselsan Elektronik Sanayi Ve Ticaret AS	30,126
83,000	AviChina Industry & Technology Co., Ltd., Class H	31,959
106,710	Bharat Electronics, Ltd.	131,760
2,537	Korea Aerospace Industries, Ltd.	85,860
7,300	Kuang-Chi Technologies Co., Ltd., Class A*	15,235

		325,012

Air Freight & Logistics (0.3%):
44,036	Agility Public Warehousing Co. KSC	94,754
572	Hyundai Glovis Co., Ltd.	64,401
9,300	SF Holding Co., Ltd., Class A	61,887
3,900	Yunda Holding Co., Ltd., Class A	8,607
11,913	ZTO Express Cayman, Inc., ADR	286,269

		515,918

Airlines (0.3%):
66,000	Air China, Ltd.*	50,294
69,000	China Airlines, Ltd.	42,269
39,299	China Eastern Airlines Corp., Ltd.*	27,030
38,000	China Southern Airlines Co., Ltd.*	35,561
28,000	China Southern Airlines Co., Ltd., Class H*^	14,740
64,000	Eva Airways Corp.	56,207
2,989	InterGlobe Aviation, Ltd.*	67,609
4,761	Korean Air Lines Co., Ltd.*	72,925
13,203	Turk Hava Yollari AO*	50,335

		416,970

Auto Components (0.5%):
2,213	Balkrishna Industries, Ltd.	50,841
6,982	Bharat Forge, Ltd.	59,368
900	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	19,280
47,000	Cheng Shin Rubber Industry Co., Ltd.	52,657
6,500	Fuyao Glass Industry Group Co., Ltd.	32,810
12,800	Fuyao Glass Industry Group Co., Ltd., Class H	51,405
2,479	Hankook Tire & Technology Co., Ltd.	60,777
5,302	Hanon Systems	30,790
4,200	Huayu Automotive Systems Co., Ltd.	9,778
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A	19,426
1,665	Hyundai Mobis Co., Ltd.	221,970
24,000	Minth Group, Ltd.	52,426
35,987	Motherson Sumi Systems, Ltd.	47,836
62	MRF, Ltd.	61,932
1,500	Ningbo Joyson Electronic Corp.*	2,789
2,300	Ningbo Tuopu Group Co., Ltd., Class A	23,919
3,600	Shandong Linglong Tyre Co., Ltd., Class A	9,239

		807,243

Automobiles (3.0%):
564,400	Astra International Tbk PT	243,533
1,747	Bajaj Auto, Ltd.	75,486
3,133	BYD Co., Ltd.	111,167
23,500	BYD Co., Ltd., Class H	577,933
14,924	Chongqing Changan Automobile Co., Ltd., Class A	26,294
84,000	Dongfeng Motor Group Co., Ltd., Class H	44,660
4,135	Eicher Motors, Ltd.	185,187

Shares		Value
Common Stocks, continued
Automobiles, continued
2,009	Ford Otomotiv Sanayi AS	$35,481
177,000	Geely Automobile Holdings, Ltd.	239,981
4,500	Great Wall Motor Co., Ltd., Class A	17,524
92,500	Great Wall Motor Co., Ltd., Class H	105,633
99,200	Guangzhou Automobile Group Co., Ltd.	70,537
3,348	Hero MotoCorp, Ltd.	104,108
3,891	Hyundai Motor Co., Ltd.	476,628
732	Hyundai Motor Co., Ltd.	42,960
7,403	Kia Corp.	369,490
15,497	Li Auto, Inc., ADR*	356,586
24,997	Mahindra & Mahindra, Ltd.	386,125
3,371	Maruti Suzuki India, Ltd.	365,155
38,293	NIO, Inc., ADR*	603,881
19,100	SAIC Motor Corp., Ltd.	38,352
47,846	Tata Motors, Ltd.*	235,526
11,629	Xpeng, Inc., ADR*	138,966
36,000	Yadea Group Holdings, Ltd.	57,509

		4,908,702

Banks (15.9%):
21,458	Absa Group, Ltd.^	208,151
87,807	Abu Dhabi Commercial Bank	215,413
42,766	Abu Dhabi Islamic Bank Pjsc	104,985
143,000	Agricultural Bank of China, Ltd.	57,625
724,000	Agricultural Bank of China, Ltd., Class A	215,921
67,477	Akbank T.A.S.	41,182
57,248	Al Rajhi Bank*	1,230,271
28,624	Alinma Bank	274,132
49,791	Alpha Services and Holdings SA*	38,772
53,900	AMMB Holdings Berhad	45,127
16,034	Arab National Bank	131,106
2,564	AU Small Finance Bank, Ltd.	19,303
66,355	Axis Bank, Ltd.	591,846
43,571	Banco Bradesco SA	131,749
1,298,706	Banco de Chile	114,319
2,143	Banco de Credito e Inversiones	54,485
24,879	Banco do Brasil SA	177,671
11,234	Banco Santander Brasil SA	63,190
2,238,136	Banco Santander Chile	78,232
10,347	Bancolombia SA	62,970
9,306	Bancolombia SA	62,860
20,207	Bandhan Bank, Ltd.*	65,638
15,757	Bank AlBilad*	198,024
11,736	Bank Al-Jazira	70,028
102,800	Bank Jago TBK PT*	44,228
37,500	Bank of Beijing Co., Ltd., Class A	21,733
2,247,000	Bank of China, Ltd.	733,474
72,500	Bank of China, Ltd., Class A	31,553
75,999	Bank of Communications Co., Ltd., Class A	49,472
249,000	Bank of Communications Co., Ltd., Class H	130,828
20,000	Bank of Hangzhou Co., Ltd.	40,176
36,920	Bank of Jiangsu Co., Ltd.	38,715
18,200	Bank of Nanjing Co., Ltd.	26,969
13,970	Bank of Ningbo Co., Ltd.	61,904
34,470	Bank of Shanghai Co., Ltd., Class A	28,396
62,666	Bank of the Philippine Islands	95,755
5,661	Bank Pekao SA	68,687
17,575	Banque Saudi Fransi	194,908
57,334	BDO Unibank, Inc.	109,230
36,846	Boubyan Bank KSCP	91,261
2,330	Capitec Bank Holdings, Ltd.	199,824
136,746	Chang Hwa Commercial Bank	73,633

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
257,000	China Citic Bank Co., Ltd.	$102,057
2,720,000	China Construction Bank	1,565,312
32,600	China Construction Bank Corp.	25,372
430,795	China Development Financial Holding Corp.	161,622
72,500	China Everbright Bank Co., Ltd.	28,800
52,000	China Everbright Bank Co., Ltd., Class H	14,295
36,144	China Merchants Bank Co., Ltd.	170,666
109,500	China Merchants Bank Co., Ltd.	506,633
69,700	China Minsheng Banking Corp., Ltd., Class A	33,277
113,300	China Minsheng Banking Corp., Ltd., Class H	32,437
197,400	CIMB Group Holdings Berhad	217,661
57,925	Commercial Bank of Qatar Qsc (The)	111,703
71,388	Commercial International Bank Egypt SAE	92,032
1,875	Credicorp, Ltd.	230,250
505,000	CTBC Financial Holding Co., Ltd.	314,156
66,215	Dubai Islamic Bank	107,442
385,097	E.Sun Financial Holding Co., Ltd.	311,299
56,719	Emirates NBD Bank PJSC	198,298
70,569	Eurobank Ergasias Services and Holdings SA*	58,371
130,178	First Abu Dhabi Bank PJSC	632,742
318,999	First Financial Holdings Co., Ltd.	260,323
73,601	Grupo Financiero Banorte SAB de C.V.	472,709
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	92,300
24,941	Gulf Bank KSCP	24,123
8,661	Hana Financial Holdings Group, Inc.	212,733
19,300	Hong Leong Bank Berhad	85,228
6,400	Hong Leong Financial Group Berhad	25,459
281,375	Hua Nan Financial Holdings Co., Ltd.	196,290
26,900	Huaxia Bank Co., Ltd., Class A	19,055
146,247	ICICI Bank, Ltd.	1,532,055
108,800	Industrial & Commercial Bank of China, Ltd., Class A	66,669
1,600,000	Industrial & Commercial Bank of China, Ltd., Class H	746,422
39,400	Industrial Bank Co., Ltd.	92,140
8,902	Industrial Bank of Korea (IBK)	58,923
132,769	Itausa - Investimentos Itau S.A.	239,501
3,082	KakaoBank Corp.*	42,709
11,725	KB Financial Group, Inc.	355,183
2,004	Komercni Banka AS	50,168
16,130	Kotak Mahindra Bank, Ltd.	357,042
43,000	Krung Thai Bank	18,930
149,171	Kuwait Finance House KSCP	404,477
102,501	Malayan Banking Bhd	189,388
106,740	Masraf Al Rayan	120,373
371	mBank SA*	14,874
317,125	Mega Financial Holdings Co., Ltd.	309,827
46,592	Metropolitan Bank & Trust	38,606
10,951	Moneta Money Bank AS	30,799
10,393	National Bank of Greece SA*	30,680
220,284	National Bank of Kuwait SAKP	694,537
64,205	National Commercial Bank	1,072,164
13,995	Nedcor, Ltd.	153,488
5,651	OTP Bank Nyrt	103,240
33,100	Ping An Bank Co., Ltd., Class A	55,038
38,900	Postal Savings Bank of China Co., Ltd., Class A	24,399

Shares		Value
Common Stocks, continued
Banks, continued
231,000	Postal Savings Bank of China Co., Ltd., Class H	$135,232
22,657	Powszechna Kasa Oszczednosci Bank Polski SA	98,995
1,554,500	PT Bank Central Asia Tbk	867,924
533,300	PT Bank Mandiri Persero Tbk	327,044
242,400	PT Bank Negara Indonesia Tbk	141,741
1,992,042	PT Bank Rakyat Indonesia Tbk	586,096
421,800	Public Bank Berhad	383,681
27,221	Qatar International Islamic Bank QSC	81,135
43,180	Qatar Islamic Bank	291,978
129,909	Qatar National Bank	708,991
59,900	RHB Bank Bhd	71,582
41,240	Riyad Bank	346,220
1,058	Santander Bank Polska SA	41,630
11,462	Saudi Investment Bank/The	52,004
317,881	Sberbank of Russia*(a)	5
28,200	SCB X pcl*	77,165
105,724	Shanghai Commercial & Savings Bank, Ltd. (The)	163,270
70,100	Shanghai Pudong Development Bank Co., Ltd.	69,484
12,719	Shinhan Financial Group Co., Ltd.	295,878
298,758	SinoPac Financial Holdings Co., Ltd.	162,006
35,548	Standard Bank Group, Ltd.	280,582
53,820	State Bank of India	348,034
331,001	Taishin Financial Holding Co., Ltd.	142,205
288,654	Taiwan Cooperative Financial Holding Co., Ltd.	237,713
3,719	TCS Group Holding plc, GDR*(a)	—
23,255	The Saudi British Bank	241,059
102,709	Turkiye Is Bankasi AS, Class C	41,819
97,280,589	VTB Bank PJSC*(a)	1,636
15,903	Woori Financial Group, Inc.	118,164
316,254	Yes Bank, Ltd.*	60,502

		25,771,798

Beverages (1.8%):
138,132	Ambev SA Com Npv	397,963
1,100	Anhui Gujing Distillery Co., Ltd., Class A	42,172
3,000	Anhui Gujing Distillery Co., Ltd., Class B	44,332
1,300	Anhui Kouzi Distillery Co., Ltd.	8,576
10,480	Arca Continental SAB de C.V.	75,480
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	10,382
8,700	Carabao Group pcl	19,516
42,000	China Resources Beer Holdings Co., Ltd.	290,938
1,400	Chongqing Brewery Co., Ltd., Class A	22,128
15,966	Coca-Cola Femsa S.A.B de C.V.	93,305
3,027	Compania Cervecerias Unidas SA	16,459
54,785	Fomento Economico Mexicano S.A.B. de C.V.	343,426
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	18,105
3,200	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	71,318
1,100	JiuGui Liquor Co., Ltd., Class A	19,471
2,172	Kweichow Moutai Co., Ltd.	571,389
2,400	Luzhou Laojiao Co., Ltd.	77,717
51,000	Nongfu Spring Co., Ltd., Class H	293,315
23,700	Osotspa pcl	17,107

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
2,744	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	$10,376
2,160	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	92,529
1,400	Sichuan Swellfun Co., Ltd., Class A	12,325
2,600	Tsingtao Brewery Co., Ltd., Class A	38,909
14,000	Tsingtao Brewery Co., Ltd., Class H	132,410
7,920	United Spirits, Ltd.*	81,436
6,800	Wuliangye Yibin Co., Ltd., Class A	161,512

		2,962,596

Biotechnology (0.7%):
51,000	3SBio, Inc.	36,113
808	Alteogen, Inc.*	25,248
1,420	BeiGene, Ltd., ADR*	191,444
840	Beijing Tiantan Biological Products Corp., Ltd., Class A	2,390
1,015	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	16,363
600	BGI Genomics Co., Ltd.	4,497
10,203	Biocon, Ltd.	36,442
2,752	Celltrion, Inc.	334,257
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A	38,897
185	Green Cross Corp.	15,859
3,270	Hualan Biological Engineering, Inc., Class A	8,369
300	Imeik Technology Development Co., Ltd., Class A	20,722
28,000	Innovent Biologics, Inc.*	87,215
1,702	Legend Biotech Corp., ADR*	69,442
1,238	Seegne, Inc.	23,038
1,000	Shanghai Junshi Biosciences Co., Ltd., Class A*	7,096
21,600	Shanghai Raas Blood Products Co., Ltd.	16,231
2,560	Shenzhen Kangtai Biological Products Co., Ltd., Class A	10,932
644	SK Bioscience Co., Ltd.*	36,063
4,000	Walvax Biotechnology Co., Ltd., Class A	20,840
2,417	Zai Lab, Ltd., ADR*	82,661

		1,084,119

Building Products (0.0%†):
3,000	Beijing New Building Materials plc	10,168
35,000	China Lesso Group Holdings, Ltd.	32,337
6,500	Zhuzhou Kibing Group Co., Ltd., Class A	8,835

		51,340

Capital Markets (1.2%):
173,524	B3 SA- Brasil Bolsa Balcao	419,824
34,376	Banco BTG Pactual SA	158,117
68,300	Bangkok Commercial Asset Management pcl, Class R	29,230
23,140	Caitong Securities Co., Ltd.	21,957
193,000	China Cinda Asset Management Co., Ltd., Class H	21,357
120,000	China Galaxy Securities Co.	55,243
44,400	China International Capital Corp., Ltd.	64,275
14,140	China Merchants Securities Co., Ltd.	24,588
67,850	Citic Securities Co., Ltd., Class A	115,007
21,465	Citic Securities Co., Ltd., Class A	52,522
5,300	CSC Financial Co., Ltd., Class A	17,239

Shares		Value
Common Stocks, continued
Capital Markets, continued
27,993	East Money Information Co., Ltd., Class A	$69,102
6,600	Everbright Securities Co., Ltd.	12,264
20,100	Founder Securities Co., Ltd., Class A	18,592
30,400	GF Securities Co., Ltd.	33,046
15,400	GF Securities Co., Ltd., Class A	30,844
12,599	Guosen Securities Co., Ltd., Class A	15,227
14,600	Guotai Junan Securities Co., Ltd.	28,130
78,800	Haitong Securities Co., Ltd.	41,694
28,600	Haitong Securities Co., Ltd.	34,902
1,000	Hithink RoyalFlush Information Network Co., Ltd., Class A	10,868
12,900	Huatai Securities Co., Ltd., Class A	22,033
44,600	Huatai Securities Co., Ltd., Class H	48,876
31,590	Industrial Securities Co., Ltd.*	24,188
1,242	Korea Investment Holdings Co., Ltd.	40,913
10,139	Meritz Securities Co., Ltd.	25,842
9,168	Mirae Asset Securities Co., Ltd.	38,066
6,300	Nanjing Securities Co., Ltd.	6,772
2,777	NH Investment & Securities Co., Ltd.	17,350
26,240	Orient Securities Co., Ltd./China	28,352
3,779	Reinet Investments SCA	55,448
1,516	Samsung Securities Co., Ltd.	32,312
1,027	Saudi Tadawul Group Holding Co.	54,975
69,900	Shenwan Hongyuan Group Co., Ltd.	37,945
45,462	The Moscow Exchange*(a)	45
313,820	Yuanta Financial Holding Co., Ltd.	192,521
5,300	Zheshang Securities Co., Ltd.	7,045

		1,906,711

Chemicals (3.3%):
5,052	Advanced Petrochemical Co.	59,844
11,215	Asian Paints, Ltd.	460,032
9,301	Berger Paints India, Ltd.	70,258
42,000	Dongyue Group, Ltd.	41,765
88,000	Formosa Chemicals & Fibre Corp.	190,146
112,000	Formosa Plastics Corp.	304,111
4,600	Guangzhou Tinci Materials Technology Co., Ltd., Class A	28,473
3,276	Hanwha Chemical Corp.*	107,589
13,400	Hengli Petrochemical Co., Ltd.	31,870
10,092	Hengyi Petrochemical Co., Ltd., Class A	10,967
1,300	Hoshine Silicon Industry Co., Ltd.	20,072
60,600	Indorama Ventures pcl	62,143
9,200	Jiangsu Eastern Shenghong Co., Ltd., Class A	22,515
6,200	Kingfa Sci & Tech Co., Ltd., Class A	8,193
533	Kumho Petrochemical Co., Ltd.	42,871
226	LG Chem, Ltd.	39,482
1,357	LG Chem, Ltd.	502,905
3,900	Lomon Billions Group Co., Ltd., Class A	8,655
540	Lotte Chemical Corp.	53,864
135,824	Mesaieed Petrochemical Holding Co.	87,140
133,000	Nan Ya Plastics Corp.	279,480
9,868	National Industrialization Co.*	35,573
14,000	Ningxia Baofeng Energy Group Co., Ltd., Class A	26,223
29,450	Orbia Advance Corp SAB de CV	49,407
73,300	Petronas Chemicals Group Berhad	132,217
1,456	PhosAgro PJSC(a)	—
2,276	PI Industries, Ltd.	83,193
4,453	Pidilite Industries, Ltd.	146,108
832,600	PT Barito Pacific Tbk	43,367
39,200	PTT Global Chemical Public Co., Ltd.	42,829

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
6,900	Qinghai Salt Lake Industry Co., Ltd., Class A*	$23,110
19,350	Rongsheng Petro Chemical Co., Ltd., Class A	37,613
6,039	SABIK Agri-Nutrients Co.	253,393
8,631	Sahara International Petrochemical Co.	95,260
16,339	Sasol, Ltd.	257,160
26,296	Saudi Basic Industries Corp.	620,392
8,430	Saudi Industrial Investment Group	51,212
21,544	Saudi Kayan Petrochemical Co.*	78,300
4,940	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	20,285
3,600	Shanghai Putailai New Energy Technology Co., Ltd., Class A	28,297
264	Shenzhen Dynanonic Co., Ltd., Class A	10,478
388	SK Chemicals Co., Ltd.	24,648
591	SK IE Technology Co., Ltd.*	21,599
649	SKC Co., Ltd.	37,568
1,120	Skshu Paint Co., Ltd., Class A*	13,830
4,172	Sociedad Quimica y Minera de Chile SA	388,500
3,359	SRF, Ltd.	102,305
1,900	Tianqi Lithium Corp., Class A*	26,728
14,118	UPL, Ltd.	115,990
7,300	Wanhua Chemical Group Co., Ltd.	94,638
7,713	Yanbu National Petrochemical Co.	94,563

		5,387,161

Commercial Services & Supplies (0.1%):
108,222	China Everbright International, Ltd.	44,854
6,265	Indian Railway Catering & Tourism Corp., Ltd.	53,753
588	S1 Corp.	23,708
2,200	Shanghai M&G Stationery, Inc., Class A	13,968

		136,283

Communications Equipment (0.2%):
15,000	Accton Technology Corp.	127,201
20,500	BYD Electronic International Co., Ltd.	48,662
1,300	China Zhenhua Group Science & Technology Co., Ltd., Class A	21,248
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	9,803
1,800	Yealink Network Technology Corp., Ltd., Class A	15,987
900	Zhongji Innolight Co., Ltd., Class A	3,296
8,300	ZTE Corp.	25,036
23,800	ZTE Corp., Class H	42,334

		293,567

Construction & Engineering (0.5%):
98,000	China Communications Services Corp., Ltd.	32,921
118,000	China Railway Group, Ltd.	57,626
53,400	China Railway Group, Ltd., Class A	39,366
80,500	China State Construction Engineering Corp., Ltd.	58,433
44,000	China State Construction International Holdings, Ltd.	44,330
1,727	GS Engineering & Construction Corp.	26,956
2,127	Hyundai Engineering & Construction Co., Ltd.	55,660
19,005	Larsen & Toubro, Ltd.	428,280
35,600	Metallurgical Corp. of China, Ltd.	14,961

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
38,400	Power Construction Corp. of China, Ltd.	$37,713
4,331	Samsung Engineering Co., Ltd.*	68,249

		864,495

Construction Materials (1.0%):
1,353	ACC, Ltd.	39,926
19,842	Ambuja Cements, Ltd.	124,927
7,700	Anhui Conch Cement Co., Ltd., Class A	31,171
33,000	Anhui Conch Cement Co., Ltd., Class H	104,014
72,000	Asia Cement Corp.	88,962
25,400	BBMG Corp.	8,899
437,937	Cemex SAB de C.V.*	150,944
8,458	China Jushi Co., Ltd., Class A	15,669
122,000	China National Buildings Material Co., Ltd.	92,598
78,000	China Resources Cement Holdings, Ltd.	36,125
7,494	Grasim Industries, Ltd.	152,590
900	Huaxin Cement Co., Ltd.	2,119
827	POSCO Chemical Co., Ltd.	86,559
112,100	PT Semen Indonesia (Persero) Tbk	54,684
298	Shree Cement, Ltd.	76,898
178,599	Taiwan Cement Corp.	189,454
19,200	The Siam Cement Public Co., Ltd.	165,853
3,087	Ultra Tech Cement, Ltd.	236,979

		1,658,371

Consumer Finance (0.7%):
2,667	360 DigiTech, Inc., ADR	34,191
7,885	Bajaj Finance, Ltd.	703,752
12,258	Cholamandalam Investment and Finance Co., Ltd.	109,379
15,500	JMT Network Services pcl	27,848
29,000	Krungthai Card pcl	43,851
17,481	Lufax Holding, Ltd., ADR	44,402
28,300	Muangthai Capital pcl, Class R	26,844
4,134	Muthoot Finance, Ltd.	52,564
4,769	SBI Cards & Payment Services, Ltd.	53,452
4,836	Shriram Transport Finance	71,046
27,700	Srisawad Corp pcl	31,222

		1,198,551

Containers & Packaging (0.1%):
21,248	Klabin SA	71,498
38,400	SCG Packaging pcl	52,839
1,500	Yunnan Energy New Material Co., Ltd.	36,814

		161,151

Diversified Consumer Services (0.1%):
47,790	New Oriental Education & Technology Group, Inc.*	116,899
12,817	TAL Education Group, ADR*	63,316

		180,215

Diversified Financial Services (0.9%):
11,530	Bajaj Finserv, Ltd.	235,984
41,082	Chailease Holding Co., Ltd.	233,746
58,000	Far East Horizon, Ltd.^	39,005
145,699	FirstRand, Ltd.	485,032
213,190	Fubon Financial Holdings Co., Ltd.	333,332
22,368	Haci Omer Sabanci Holding AS	31,193
722	Meritz Financial Group, Inc.	10,450
431,800	Metro Pacific Investments Corp.	24,530

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
16,878	Remgro, Ltd.	$123,916

		1,517,188

Diversified Telecommunication Services (1.6%):
1,192,000	China Tower Corp., Ltd., Class H	127,344
104,000	Chunghwa Telecom Co., Ltd.	372,708
50,100	Converge Information and Communications Technology Solutions, Inc.*	11,214
100,092	Emirates Telecommunications Group Co. PJSC	635,207
6,670	Hellenic Telecommunications Organization SA (OTE)	96,869
18,250	Indus Towers, Ltd.	44,224
6,438	LG Uplus Corp.	48,146
34,613	Ooredoo Qsc	84,623
50,779	Operadora de Sites Mexicanos SA de CV	42,217
22,338	Orange Polska SA	23,173
1,422,900	PT Telekomunikasi Indonesia Tbk	414,554
497,700	Sarana Menara Nusantara Tbk PT	40,260
43,150	Saudi Telecom Co.	450,805
39,669	Sitios Latinoamerica SAB de CV*	17,711
12,522	Telefonica Brasil SA	93,998
37,500	Telekom Malaysia Berhad	44,109
58,500	Tower Bersama Infrastructure Tbk PT	10,861
494,000	True Corp. pcl	65,842

		2,623,865

Electric Utilities (1.2%):
7,799	Adani Transmission, Ltd.*	312,278
4,434	Centrais Eletricas Brasileiras S.A	37,115
29,992	Centrais Eletricas Brasileiras S.A	238,928
4,545	CEZ AS	155,894
46,508	Companhia Energetica de Minas Gerais	92,776
657,720	ENEL Americas SA	69,337
1,011,183	ENEL Chile SA	29,252
6,011	Energisa SA	46,683
32,737	Equatorial Energia SA	163,263
952,130	Inter Rao Ues PJSC(a)	16
15,365	Interconexion Electrica SA ESP	55,064
7,164	Korea Electric Power Corp., Ltd.*	100,095
25,730	PGE SA*	32,331
93,408	Power Grid Corp. of India, Ltd.	241,727
4,801	Public Power Corp. SA*	24,361
25,045	Saudi Electricity Co.	162,161
42,224	Tata Power Co., Ltd. (The)	112,052
61,000	Tenega Nasional Berhad	105,775

		1,979,108

Electrical Equipment (0.8%):
4,200	Contemporary Amperex Technology Co., Ltd., Class A	235,784
11,375	Doosan Heavy Industries & Construction Co., Ltd.*	113,069
1,384	Ecopro BM Co., Ltd.	84,382
3,801	Eve Energy Co., Ltd., Class A	45,441
1,050	Ginlong Technologies Co., Ltd., Class A*	32,496
7,790	Havells India, Ltd.	128,848
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A	39,416
624	LG Energy Solution*	184,487
4,200	Ming Yang Smart Energy Group, Ltd., Class A	14,232

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
13,176	Nari Technology Co., Ltd.	$46,004
1,600	Ningbo Orient Wires & Cables Co., Ltd., Class A	15,741
1,200	Ningbo Ronbay New Energy Technology Co., Ltd., Class A	14,272
2,900	Sungrow Power Supply Co., Ltd., Class A	44,791
3,200	Sunwoda Electronic Co., Ltd., Class A	10,493
400	Suzhou Maxwell Technologies Co., Ltd., Class A	27,335
7,200	TBEA Co., Ltd., Class A	21,979
2,000	Voltronic Power Technology Corp.	87,569
70,616	Walsin Lihwa Corp.	89,190
12,400	Xinjiang Goldwind Science & Technology Co., Ltd.^	14,286
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	26,429
3,500	Zhejiang Chint Electrics Co., Ltd., Class A	13,205
15,800	Zhuzhou CRRC Times Electric Co., Ltd., Class H	66,262

		1,355,711

Electronic Equipment, Instruments & Components (2.7%):
18,500	AAC Technologies Holdings, Inc.*	28,550
222,000	AU Optronics Corp.	102,270
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	15,371
8,500	Delta Electronics Thailand pcl	145,765
57,000	Delta Electronics, Inc.	453,002
24,000	E Ink Holdings, Inc.	158,579
9,699	Foxconn Industrial Internet Co., Ltd., Class A	11,621
8,100	GoerTek, Inc., Class A	30,321
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	17,669
354,000	Hon Hai Precision Industry Co., Ltd.	1,130,205
606	Iljin Materials Co., Ltd.	21,250
48,600	Inari Amertron Berhad	25,904
266,000	Innolux Corp.	87,032
19,500	Kingboard Holdings, Ltd.	54,793
37,500	Kingboard Laminates Holdings, Ltd.	33,526
659	L&F Co., Ltd.*	80,408
3,000	Largan Precision Co., Ltd.	156,454
11,400	Lens Technology Co., Ltd., Class A	14,822
6,031	LG Display Co., Ltd.	50,071
404	LG Innotek Co., Ltd.	76,208
4,700	Lingyi iTech Guangdong Co., Class A*	2,946
14,559	Luxshare Precision Industry Co., Ltd.	60,544
864	Maxscend Microelectronics Co., Ltd., Class A	10,711
7,000	Nan Ya Printed Circuit Board Corp.	41,046
1,200	NAURA Technology Group Co., Ltd., Class A	46,892
4,200	OFILM Group Co., Ltd., Class A*	3,124
1,281	Raytron Technology Co., Ltd., Class A	6,832
1,773	Samsung Electro-Mechanics Co., Ltd., Series L	136,992
1,571	Samsung SDI Co., Ltd.	592,766
3,800	Shengyi Technology Co., Ltd., Class A	7,000
1,820	Shennan Circuits Co., Ltd., Class A	19,386

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
20,800	Sunny Optical Technology Group Co., Ltd.	$195,509
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	22,726
41,000	Synnex Technology International Corp.	67,649
14,000	Tianma Microelectronics Co., Ltd., Class A	16,796
35,000	Unimicron Technology Corp.	129,974
6,300	Unisplendour Corp., Ltd., Class A	14,078
1,700	Wingtech Technology Co., Ltd.	11,418
47,960	WPG Holdings, Ltd.	69,832
6,350	Wuhan Guide Infrared Co., Ltd.	10,386
1,650	WUS Printed Circuit Kunshan Co., Ltd., Class A	2,315
12,377	Yageo Corp.	103,714
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	16,662
19,000	Zhen Ding Technology Holding, Ltd.	62,841

		4,345,960

Energy Equipment & Services (0.1%):
48,000	China Oilfield Services, Ltd.	47,428
126,200	Dialog Group Berhad	53,791

		101,219

Entertainment (1.0%):
500,000	Alibaba Pictures Group, Ltd.*	25,570
4,913	Bilibili, Inc., ADR*	75,267
2,170	CD Projekt SA	43,381
400	G-Bits Network Technology Xiamen Co., Ltd.	14,010
455	HYBE Co., Ltd.*	42,268
9,347	IQIYI, Inc., ADR*	25,331
870	Kakao Games Corp.*	25,539
28,000	Kingsoft Corp., Ltd.	74,133
603	Krafton, Inc.*	88,342
4,000	Mango Excellent Media Co., Ltd., Class A	14,004
483	Ncsoft Corp.	115,689
60,175	NetEase, Inc.	913,826
657	Netmarble Corp.	23,318
810	Pearl Abyss Corp.*	26,099
7,050	Perfect World Co., Ltd., Class A	12,274
20,844	Tencent Music Entertainment Group, ADR*	84,627
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	11,783
15,360	Zhejiang Century Huatong Group Co., Ltd., Class A*	8,046

		1,623,507

Equity Real Estate Investment Trusts (0.1%):
96,015	Fibra UNO Amdinistracion SA	98,851
89,688	Growthpoint Properties, Ltd.	58,114

		156,965

Food & Staples Retailing (1.4%):
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	49,931
4,988	Avenue Supermarts, Ltd.*	267,893
27,700	Berli Jucker pcl	23,960
157	BGF Retail Co., Ltd.	18,108
10,042	Bid Corp., Ltd.	153,776
12,876	BIM Birlesik Magazalar AS	80,577
41,302	Cencosud SA	52,291

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
7,085	Clicks Group, Ltd.	$111,233
166,700	CP All pcl	248,408
1,473	Dino Polska SA*	89,388
631	E-Mart Co., Ltd.	36,965
2,004	Magnit PJSC(a)	—
16,000	President Chain Store Corp.	141,921
32,016	Raia Drogasil SA	134,916
14,686	Shoprite Holdings, Ltd.	175,456
414,900	Sumber Alfaria Trijaya Tbk PT	64,946
5,844	The Spar Group, Ltd.	46,154
152,530	Wal-Mart de Mexico SAB de C.V.	536,558
3,565	X5 Retail Group NV, GDR(a)	4
1,456	Yifeng Pharmacy Chain Co., Ltd., Class A	10,169

		2,242,654

Food Products (2.1%):
4,930	Almarai Co. JSC	69,530
7,000	Beijing Dabeinong Technology Group Co., Ltd.*	7,892
15,625	BRF SA*	37,311
2,902	Britannia Industries, Ltd.	136,484
107,900	Charoen Pokphand Foods Public Co., Ltd.	71,359
110,000	China Feihe, Ltd.*	76,768
274,400	China Huishan Dairy Holdings Co., Ltd.*	—
86,000	China Mengniu Dairy Co., Ltd.	337,333
245	CJ CheilJedang Corp.	70,328
75,500	Dali Foods Group Co., Ltd.	32,464
7,950	Foshan Haitian Flavouring & Food Co., Ltd.	92,432
700	Fu Jian Anjoy Foods Co., Ltd., Class A	15,362
5,255	Gruma, SAB de C.V., Class B	50,344
38,987	Grupo Bimbo SAB de C.V., Series A, Class A	137,416
3,800	Guangdong Haid Group Co., Ltd., Class A	32,247
5,400	Henan Shuanghui Investment & Development Co., Ltd.	18,577
10,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.	47,368
90,500	IOI Corp. Berhad	73,210
22,213	JBS SA	103,449
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A*	1,950
1,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	6,735
700	Juewei Food Co., Ltd., Class A	4,941
12,600	Kuala Lumpur Kepong Berhad	56,039
16,791	Marico, Ltd.	110,863
179,400	Monde Nissin Corp.	37,194
9,772	Muyuan Foodstuff Co., Ltd.	75,095
955	Nestle India, Ltd.	224,498
2,000	Nestle Malaysia Bhd	56,225
10,600	New Hope Liuhe Co., Ltd., Class A*	20,740
721	Orion Corp./ Republic of Korea	51,670
20,980	PPB Group Berhad	72,820
213,700	PT Charoen Pokphand Indonesia Tbk	79,110
76,600	PT Indofood CBP Sukses Makmur Tbk	43,368
127,500	PT Indofood Sukses Makmur Tbk	50,271
32,650	QL Resources Berhad	34,971
59,200	Sime Darby Plantation Bhd	51,941

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
18,076	Tata Consumer Products, Ltd.	$178,169
56,100	Thai Union Frozen Products pcl	27,658
9,830	The Savola Group	73,605
58,000	Tingyi (Caymen Is) Holding Corp.	99,278
6,800	Tongwei Co., Ltd., Class A	44,989
43,000	Uni-President China Holdings, Ltd.	36,048
137,000	Uni-President Enterprises Corp.	288,678
32,810	Universal Robina Corp.	63,800
139,000	Want Want China Holdings, Ltd.	90,843
13,060	Wens Foodstuffs Group Co., Ltd.*	37,610
16,000	Yihai International Holding, Ltd.	33,686
2,600	Yihai Kerry Arawana Holdings Co., Ltd., Class A	15,773

		3,378,442

Gas Utilities (0.7%):
7,970	Adani Total Gas, Ltd.	323,952
18,500	Beijing Enterprises Holdings, Ltd.	51,759
93,800	China Gas Holdings, Ltd.	111,379
26,000	China Resources Gas Group, Ltd.	82,068
23,200	ENN Energy Holdings, Ltd.	308,719
60,454	GAIL India, Ltd.	64,327
8,251	Indraprastha Gas, Ltd.	40,061
124,000	Kunlun Energy Co., Ltd.	89,476
25,200	Petronas Gas Berhad	89,574

		1,161,315

Health Care (0.0%†):
13,484	Piramal Pharma, Ltd.*	36,322

Health Care Equipment & Supplies (0.2%):
54,400	Hartalega Holdings Berhad	19,354
2,280	Jafron Biomedical Co., Ltd., Class A	15,581
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	3,654
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	22,936
20,000	Microport Scientific Corp.*	33,892
1,680	Ovctek China, Inc., Class A	9,734
548	SD Biosensor, Inc.	10,083
72,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	96,598
2,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	88,685
155,200	Top Glove Corp. Berhad	20,725

		321,242

Health Care Providers & Services (0.9%):
11,515	Aier Eye Hospital Group Co., Ltd., Class A	46,514
3,000	Apollo Hospitals Enterprise, Ltd.	160,611
301,500	Bangkok Dusit Medical Services Public Co., Ltd.	235,546
13,700	Bumrungrad Hospital pcl	82,063
2,640	Celltrion Healthcare Co., Ltd.	123,828
2,203	Dr Sulaiman Al Habib Medical Services Group Co.	121,737
1,400	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	12,503
125,780	Hapvida Participacoes e Investimentos SA	176,524
3,300	Huadong Medicine Co., Ltd., Class A	18,662
9,200	Hygeia Healthcare Holdings Co., Ltd.*^	51,718
60,100	IHH Healthcare Berhad	76,266
46,000	Jinxin Fertility Group, Ltd.	22,345
600	Jointown Pharmaceutical Group Co., Ltd.	968

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	$9,207
1,233	Mouwasat Medical Services Co.	64,847
9,527	Rede D’Or Sao Luiz SA	52,493
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	4,421
25,500	Shanghai Pharmaceuticals Holding Co., Ltd.	35,072
34,400	Sinopharm Group Co., Series H	68,677
700	Topchoice Medical Corp., Class A*	12,557

		1,376,559

Health Care Technology (0.1%):
130,000	Alibaba Health Information Technology, Ltd.*	59,100
14,300	Ping An Healthcare and Technology Co., Ltd.*	26,875
1,090	Winning Health Technology Group Co., Ltd.	1,081

		87,056

Hotels, Restaurants & Leisure (0.9%):
231,900	Asset World Corp. pcl	35,575
3,600	China International Travel Service Corp., Ltd., Class A	99,977
67,600	Genting Berhard	64,955
86,800	Genting Malaysia Berhad	52,021
33,000	Haidilao International Holding, Ltd.*	64,397
5,524	Huazhu Group, Ltd., ADR	185,275
20,000	Jiumaojiu International Holdings, Ltd.^	32,642
15,230	Jollibee Foods Corp.	59,496
11,750	Jubilant Foodworks, Ltd.	88,953
2,483	Kangwon Land, Inc.*	40,591
101,900	Minor International pcl*	71,243
7,104	OPAP SA	85,308
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	17,225
6,660	Songcheng Performance Development Co., Ltd., Class A	11,262
11,781	Yum China Holdings, Inc.	557,595

		1,466,515

Household Durables (0.3%):
700	Ecovacs Robotics Co., Ltd., Class A	6,578
66,800	Haier Smart Home Co., Ltd., Class H	203,515
2,982	LG Electronics, Inc.	161,933
5,000	Nien Made Enterprise Co., Ltd.	39,367
1,400	Oppein Home Group, Inc., Class A	22,400
11,900	Qingdao Haier Co., Ltd.	41,535
28,400	TCL Corp., Class A	14,527
1,515	Woongjin Coway Co., Ltd.	56,802
1,600	Zhejiang Supor Co., Ltd., Class A	10,405

		557,062

Household Products (0.6%):
23,740	Hindustan Unilever, Ltd.	781,936
38,309	Kimberl- Clark de Mexico SAB de C.V.	51,199
189,400	PT Unilever Indonesia Tbk	59,984
15,000	Vinda International Holdings, Ltd.	35,243

		928,362

Independent Power and Renewable Electricity Producers (1.0%):
211,560	AC Energy Corp.	20,232
2,070	ACWA Power Co.	90,889
9,102	Adani Green Energy, Ltd.*	251,804
21,119	Adani Power, Ltd.*	95,783

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
26,100	B Grimm Power pcl	$23,284
213,000	Cgn Power Co., Ltd., Class H	46,066
96,000	China Longyuan Power Group Corp.	120,053
41,500	China National Nuclear Power Co., Ltd.	34,219
136,000	China Power International Develpoment, Ltd.	54,079
58,000	China Resources Power Holdings Co.	89,524
38,500	China Three Gorges Renewables Group Co., Ltd.	30,454
40,400	China Yangtze Power Co., Ltd.	129,292
2,400	Electricity Genera pcl	10,469
43,600	Energy Absolute Public Co., Ltd.	101,423
7,616	Engie Brasil Energia SA	54,375
25,400	Global Power Synergy pcl	42,653
87,800	Gulf Energy Development pcl, Class R	121,843
13,900	Huadian Power International Corp, Ltd., Class A	11,608
126,000	Huaneng Power International, Inc., Class H*	54,734
114,179	NTPC, Ltd.	222,719
16,900	Ratch Group pcl	18,305
20,900	SDIC Power Holdings Co., Ltd., Class A	31,686
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	37,083

		1,692,577

Industrial Conglomerates (1.1%):
58,230	Aboitiz Equity Ventures, Inc.	53,244
88,657	Alfa SAB de CV, Class A	56,448
8,220	Ayala Corp.	86,045
7,824	Bidvest Group, Ltd.	84,945
158,000	Citic, Ltd.	148,167
403	CJ Corp.	19,450
68,000	Far Eastern New Century Corp.	68,917
86,500	Fosun International, Ltd.	53,515
15,971	Grupo Carso SAB de C.V.	58,506
2,295	GT Capital Holdings, Inc.	16,245
15,300	Hap Seng Consolidated Berhad	20,181
44,815	Industries Qatar Q.S.C.	207,331
101,484	JG Summit Holdings, Inc.	72,655
20,331	KOC Holdings AS	49,894
2,559	LG Corp.	132,195
1,863	Mytilineos SA	25,302
2,613	Samsung C&T Corp.	187,472
2,872	Siemens, Ltd.	97,561
62,100	Sime Darby Berhad	28,579
967	SK, Inc.	128,837
7,815	SM Investments Corp.	96,368
31,448	Turkiye Sise ve Cam Fabrikalari AS	43,302

		1,735,159

Insurance (2.2%):
17,305	BB Seguridade Participacoes SA	85,243
1,686	Bupa Arabia For Cooperative Insurance Co.	75,236
224,137	Cathay Financial Holding Co., Ltd.	280,599
204,000	China Life Insurance Co., Ltd.	262,675
6,100	China Life Insurance Co., Ltd.	27,193
13,000	China Pacific Insurance Group Co., Ltd., Class A	37,142
75,600	China Pacific Insurance Group Co., Ltd., Class H	138,649

Shares		Value
Common Stocks, continued
Insurance, continued
49,200	China Taiping Insurance Holdings Co., Ltd.	$41,167
1,303	DB Insurance Co., Ltd.	49,911
14,555	Discovery, Ltd.*	84,084
22,395	HDFC Life Insurance Co., Ltd.	145,743
6,280	ICICI Lombard General Insurance Co., Ltd.	88,391
9,176	ICICI Prudential Life Insurance Co., Ltd.	58,735
887	Meritz Fire & Marine Insurance Co., Ltd.	18,185
27,000	New China Life Insurance Co., Ltd.	51,401
4,500	New China Life Insurance Co., Ltd., Class A	17,085
145,915	Old Mutual, Ltd.	78,588
178,000	People’s Insurance Co. Group of China, Ltd. (The)	51,513
28,100	People’s Insurance Co. Group of China, Ltd. (The)	19,845
202,000	Picc Property & Casuality Co., Ltd., Class H	208,944
20,800	Ping An Insurance Group Co. of China, Ltd.	121,508
174,500	Ping An Insurance Group Co. of China, Ltd.	867,696
17,119	Powszechny Zaklad Ubezpieczen SA	79,341
846	Samsung Fire & Marine Insurance Co., Ltd.	108,524
1,838	Samsung Life Insurance Co., Ltd.	79,715
52,992	Sanlam, Ltd.	150,086
12,904	SBI Life Insurance Co., Ltd.	197,452
320,614	Shin Kong Financial Holdings Co., Ltd.	82,567
16,500	Zhongan Online P&c Insurance Co., Ltd.*^	36,800

		3,544,018

Interactive Media & Services (5.0%):
1,931	Autohome, Inc., ADR	55,535
66,016	Baidu, Inc., Class A*	974,194
2,379	Info Edge India, Ltd.	111,522
1,413	JOYY, Inc., ADR	36,738
9,048	Kakao Corp.	356,182
4,751	Kanzhun, Ltd., ADR*	80,197
3,651	NAVER Corp.	486,626
177,300	Tencent Holdings, Ltd.	5,987,966
3,760	VK Co., Ltd., GDR*(a)	—
1,711	Weibo Corp., ADR*	29,258
9,068	Yandex NV, Class A*(a)	—

		8,118,218

Internet & Direct Marketing Retail (6.3%):
432,372	Alibaba Group Holding, Ltd.*	4,337,216
10,438	Allegro.eu SA*	44,728
13,210	Americanas SA	41,585
320	CJ ENM Co., Ltd.	16,822
88,000	HengTen Networks Group, Ltd.*	18,653
60,200	JD Com, Inc.	1,520,177
29,550	JD Health International, Inc.*	168,450
124,200	Meituan*	2,603,201
2,200	momo.com, Inc.	37,090
965	Ozon Holdings plc, ADR*(a)	—
321	Ozon Holdings plc, ADR*(a)	—
14,174	Pinduoduo, Inc., ADR*	887,009
31,200	Tongcheng Travel Holdings, Ltd.*	60,943
14,928	Trip.com Group, Ltd., ADR*	407,684
12,115	Vipshop Holdings, Ltd., ADR*	101,887

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
36,888	Zomato, Ltd.*	$27,870

		10,273,315

IT Services (2.4%):
6,000	Beijing Sinnet Technology Co., Ltd.	6,756
68,000	Chinasoft International, Ltd.	41,666
9,100	DHC Software Co., Ltd., Class A	6,835
533	Elm Co.	44,814
22,296	GDS Holdings, Ltd., Class A*	49,102
30,764	HCL Technologies, Ltd.	347,908
95,964	Infosys, Ltd.	1,644,503
1,779	Larsen & Toubro Infotech, Ltd.	95,719
1,858	Mindtree, Ltd.	70,941
2,194	Mphasis Ltd.	55,584
1,016	Samsung SDS Co., Ltd.	80,980
25,961	Tata Consultancy Services, Ltd.	949,330
16,690	Tech Mahindra, Ltd.	203,924
25,000	Travelsky Technology, Ltd., Series H	38,161
39,340	Wipro, Ltd.	188,393

		3,824,616

Leisure Products (0.1%):
8,000	Giant Manufacturing Co., Ltd.	51,339
2,720	HLB, Inc.*	80,752

		132,091

Life Sciences Tools & Services (0.9%):
4,021	Divi’s Laboratories, Ltd.	181,854
36,000	Genscript Biotech Corp.*	78,279
1,800	Hangzhou Tigermed Consulting Co., Ltd., Class A	23,115
3,100	Hangzhou Tigermed Consulting Co., Ltd., Class H	25,003
1,680	Joinn Laboratories China Co., Ltd., Class A	13,377
3,150	Pharmaron Beijing Co., Ltd., Class A	23,993
4,800	Pharmaron Beijing Co., Ltd., Class H	23,279
520	Samsung Biologics Co., Ltd.*	291,245
5,208	WuXi AppTec Co., Ltd., Class A	52,138
9,036	WuXi AppTec Co., Ltd., Class H	71,975
102,000	Wuxi Biologics Cayman, Inc.*	611,147

		1,395,405

Machinery (0.7%):
4,185	AirTac International Group	95,746
51,000	China Conch Venture Holdings, Ltd.	80,907
7,100	China CSSC Holdings, Ltd., Class A	22,594
45,100	CRRC Corp., Ltd., Class A	29,819
1,481	Doosan Bobcat, Inc.	29,387
23,000	Haitian International Holdings, Ltd.	43,282
378	Hyundai Heavy Industries Co., Ltd.*	30,062
3,108	Jiangsu Hengli Hydraulic Co., Ltd., Class A	19,779
1,191	Korea Shipbuilding & Offshore*	60,186
4,400	Riyue Heavy Industry Co., Ltd., Class A	13,035
19,664	Samsung Heavy Industries Co., Ltd., Class R*	72,437
36,000	Sany Heavy Equipment International Holdings Co., Ltd.	34,936
15,600	Sany Heavy Industry Co., Ltd.	30,511
4,050	Shenzhen Inovance Technology Co., Ltd.	32,719
26,000	Sinotruk Hong Kong, Ltd.	21,708
51,440	WEG SA	306,509
15,600	Weichai Power Co., Ltd., Class A	21,147
58,000	Weichai Power Co., Ltd., Class H	54,897

Shares		Value
Common Stocks, continued
Machinery, continued
30,200	XCMG Construction Machinery Co., Ltd.	$19,067
1,400	Zhejiang Dingli Machinery Co., Ltd., Class A	7,160
14,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	11,556
47,600	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	16,465

		1,053,909

Marine (0.4%):
351,274	Cia Sud Americana de Vapores SA	24,216
92,950	COSCO SHIPPING Holdings Co., Ltd.	108,626
26,260	COSCO SHIPPING Holdings Co., Ltd., Class A	40,744
28,734	Evergreen Marine Corp., Ltd.	131,010
8,078	HMM Co., Ltd.	103,265
36,500	MISC Berhad	53,000
3,500	Orient Overseas International, Ltd.	61,044
6,819	Pan Ocean Co., Ltd.	21,255
21,505	Wan Hai Lines, Ltd.	44,675
49,000	Yang Ming Marine Transport Corp.	93,713

		681,548

Media (0.9%):
2,304	Cheil Worldwide, Inc.	36,316
12,600	China Literature, Ltd.*	35,239
6,903	Cyfrowy Polsat SA	22,122
37,199	Focus Media Information Technology Co., Ltd., Class A	28,934
63,219	Grupo Televisa SAB	68,446
49,000	Kuaishou Technology*	315,750
11,118	MultiChoice Group, Ltd.	70,791
6,188	Naspers, Ltd.	767,257
806	Saudi Research Media Group*	40,590

		1,385,445

Metals & Mining (3.9%):
208,700	Adaro Minerals Indonesia Tbk PT*	24,555
3,562	African Rainbow Minerals, Ltd.	47,902
77,337	Alrosa PAO(a)	1
116,000	Aluminum Corp. of China, Ltd.	37,544
27,600	Aluminum Corp. of China, Ltd., Class A	15,994
271,200	Aneka Tambang Tbk	34,154
1,515	Anglo American Platinum, Ltd.	106,430
11,940	AngloGold Ashanti, Ltd.	163,357
30,300	Baoshan Iron & Steel Co., Ltd., Class A	22,467
72,000	China Hongqiao Group, Ltd.	58,781
58,500	China Molybdenum Co., Ltd., Class A	38,921
87,000	China Molybdenum Co., Ltd., Class H	33,905
7,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	26,889
350,000	China Steel Corp.	294,252
6,579	Cia de Minas Buenaventura SA, ADR	44,277
22,695	Companhia Siderurgica Nacional SA (CSN)	53,520
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.	65,369
2,800	Ganfeng Lithium Co., Ltd.	29,455
10,920	Ganfeng Lithium Co., Ltd., Class H	72,310
13,600	GEM Co., Ltd., Class A	14,108
26,426	Gold Fields	213,633

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
89,412	Grupo Mexico SAB de C.V., Series B, Class B	$302,492
17,328	Harmony Gold Mining Co., Ltd.	40,556
38,889	Hindalco Industries, Ltd.	184,084
3,115	Hyundai Steel Co.	60,527
24,831	Impala Platinum Holdings, Ltd.	230,517
4,401	Industrias Penoles SAB de C.V.	42,792
88,300	Inner Mongolia Baotou Steel Union Co., Ltd.	22,861
34,000	Jiangxi Copper Co., Ltd.	39,211
6,400	Jiangxi Copper Co., Ltd., Class A	13,740
7,560	Jindal Steel & Power, Ltd.	39,463
20,924	JSW Steel, Ltd.	161,179
3,845	KGHM Polska Miedz SA	67,256
245	Korea Zinc Co.	101,164
1,769	Kumba Iron Ore, Ltd.	37,515
326,684	Merdeka Copper Gold Tbk PT*	83,629
1,857	MMC Norilsk Nickel PJSC(a)	—
76,000	MMG, Ltd.*	18,045
10,071	Northam Platinum Holdings, Ltd.*	86,955
42,350	Novolipetsk Steel PJSC(a)	1
10,301	Polymetal International plc*(a)	—
1,026	Polyus PJSC(a)	—
2,151	POSCO	316,743
92,000	Press Metal Aluminium Holdings Bhd	79,626
26,058	Saudi Arabian Mining Co.*	481,398
6,613	Severstal(a)	7
8,120	Shandong Gold Mining Co., Ltd.	19,664
14,000	Shandong Gold Mining Co., Ltd., Class H	22,203
39,100	Shandong Nanshan Aluminum Co., Ltd., Class A	16,588
14,400	Shanxi Meijin Energy Co., Ltd., Class A	19,490
6,600	Shenghe Resources Holding Co., Ltd., Class A	14,054
77,036	Sibanye Stillwater, Ltd.	178,384
1,400	Sinomine Resource Group Co., Ltd., Class A	18,143
2,541	Southern Copper Corp.	113,938
196,450	Tata Steel, Ltd.	237,044
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	12,025
84,297	United Co. RUSAL International PJSC*(a)	1
52,400	Vale Indonesia Tbk PT*	21,816
114,715	Vale SA	1,532,114
21,274	Vedanta, Ltd.	69,695
5,040	Yintai Gold Co., Ltd.	9,108
1,200	YongXing Special Materials Technology Co., Ltd., Class A	20,872
24,000	Zhaojin Mining Industry Co., Ltd., Class H*	16,367
3,380	Zhejiang Huayou Cobalt Co., Ltd., Class A	30,573
38,700	Zijin Mining Group Co., Ltd.	42,512
172,000	Zijin Mining Group Co., Ltd.	165,799

		6,367,975

Multiline Retail (0.4%):
72,375	Central Retail Corp. pcl	75,010
28,913	Lojas Renner SA	149,285
218	Lotte Shopping Co., Ltd.	13,073
84,931	Magazine Luiza SA*	70,541
22,077	S.A.C.I. Falabella	44,037
6,235	Trent, Ltd.	108,606

Shares		Value
Common Stocks, continued
Multiline Retail, continued
30,415	Woolworths Holdings, Ltd.	$102,481

		563,033

Multi-Utilities (0.1%):
16,879	Qatar Electricity & Water Co.	81,262

Oil, Gas & Consumable Fuels (5.2%):
24,317	Bharat Pertoleum Corp., Ltd.	90,585
45,000	China Coal Energy Co., Ltd., Class H	40,694
34,000	China Petroleum & Chemical Corp., Class A	20,562
708,000	China Petroleum & Chemical Corp., Class H	301,744
104,500	China Shenhua Energy Co., Ltd.	310,083
10,100	China Shenhua Energy Co., Ltd.	44,979
45,000	China Suntien Green Energy Corp., Ltd., Class H	16,372
38,180	Coal India, Ltd.	98,807
30,707	Cosan sa industria e Comercio	98,943
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A*	21,689
143,502	Ecopetrol SA	64,643
9,515	Empresas Copec SA	60,983
7,210	Exxaro Resources, Ltd.	80,435
31,000	Formosa Petrochemical Corp.	80,416
354,974	Gazprom PJSC(a)	6
1,948	GS Holdings	56,555
14,700	Guanghui Energy Co., Ltd., Class A	25,394
16,415	Hindustan Petroleum Corp., Ltd.	43,316
1,660	Hyundai Heavy Industries Holdings Co., Ltd.	62,315
74,352	Indian Oil Corp., Ltd.	61,113
22,700	Inner Mongolia Yitai Coal Co., Ltd., Class B	34,158
12,219	LUKOIL PJSC(a)	—
13,557	MOL Hungarian Oil And Gas plc	75,588
27,220	Novatek PJSC(a)	—
75,771	Oil & Natural Gas Corp., Ltd.	117,030
20,015	Petro Rio SA*	102,155
45,900	PetroChina Co., Ltd., Class A	33,130
614,000	PetroChina Co., Ltd., Class H	252,495
133,421	Petroleo Brasileiro SA	737,119
107,298	Petroleo Brasileiro SA	658,043
11,400	Petronas Dagangan Berhad	49,072
21,431	Petronet LNG, Ltd.	52,354
8,883	Polski Koncern Naftowy Orlen SA	95,489
49,036	Polskie Gornictwo Naftowe i Gazownictwo SA*	47,666
427,800	PT Adaro Energy Tbk	110,602
58,000	PT United Tractors Tbk	124,595
40,500	PTT Exploration & Production pcl	171,839
290,200	PTT pcl	260,655
14,235	Qatar Fuel QSC	73,074
46,623	Qatar Gas Transport Co., Ltd.	52,483
13,408	Rabigh Refining & Petrochemical Co.*	49,093
85,510	Reliance Industries, Ltd.	2,473,384
34,912	Rosneft Oil Co. PJSC(a)	1
66,559	Saudi Arabian Oil Co.	633,810
26,100	Shaanxi Coal Industry Co., Ltd.	83,603
10,600	Shanxi Coking Coal Energy Group Co., Ltd., Class A	22,323
1,502	SK Innovation Co., Ltd.	150,409
1,367	S-Oil Corp.	77,235
171,452	Surgutneftegas PJSC(a)	3
199,091	Surgutneftegas Prefernce(a)	3
43,241	Tatneft PJSC(a)	1

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
34,500	Thai Oil Public Co., Ltd.	$46,472
4,521	Tupras-Turkiye Petrol Rafine*	70,946
21,910	Ultrapar Participacoes SA	47,647
50,000	Yankuang Energy Group Co., Ltd.	181,620

		8,463,731

Paper & Forest Products (0.2%):
2,300	Chengxin Lithium Group Co., Ltd., Class A	15,054
33,569	Empresas CMPC SA	51,108
49,000	Nine Dragons Paper Holdings, Ltd.	30,426
85,700	PT Indah Kiat Pulp & Paper Corp Tbk	50,863
21,464	Suzano SA	177,079

		324,530

Personal Products (0.4%):
819	Amorepacific Corp.	57,869
863	Amorepacific Group	16,073
2,798	Colgate-Palmolive India, Ltd.	55,792
16,996	Dabur India, Ltd.	119,094
11,217	Godrej Consumer Products, Ltd.*	124,706
18,000	Hengan International Group Co., Ltd.	80,128
273	LG Household & Health Care, Ltd.	119,742
60	LG Household & Health Care, Ltd.	13,809
24,589	Natura & Co. Holding SA	67,149

		654,362

Pharmaceuticals (1.3%):
10,803	Aspen Pharmacare Holdings, Ltd.	79,619
700	Asymchem Laboratories Tianjin Co., Ltd., Class A	13,666
5,586	Aurobindo Pharma, Ltd.	34,851
900	Betta Pharmaceuticals Co., Ltd.	5,669
2,400	CanSino Biologics, Inc., Class H^	13,483
533	Celltrion Pharm, Inc.*	23,610
800	Changchun High & New Technology Industry Group, Inc., Class A	19,148
43,000	China Medical System Holdings, Ltd.	51,329
266,000	China Pharmaceutical Enterprise & Investment Corp.	261,207
54,000	China Traditional Chinese Medicine Holdings Co., Ltd.	18,655
14,918	Cipla, Ltd.	203,635
3,142	Dr Reddy’s Laboratories, Ltd.	166,501
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	10,586
185	Hanmi Pharm Co., Ltd.	29,456
36,000	Hansoh Pharmaceutical Group Co., Ltd.	56,091
2,402	Hutchison China MediTech, Ltd., ADR*^	21,282
10,611	Hypera SA	87,049
10,927	Jiangsu Hengrui Medicine Co., Ltd.	54,039
2,556	Kangmei Pharmaceutical Co. A*(a)	—
5,585	Lupin, Ltd.	46,620
3,515	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	8,224
658,200	PT Kalbe Farma Tbk	78,829
3,821	Richter Gedeon Nyrt	65,492
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	40,966
3,300	Shanghai Fosun Pharmaceutical Group Co., Ltd.	13,739
920	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	2,814
282,750	Sino Biopharmaceutical, Ltd.	131,535

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
798	SK Biopharmaceuticals Co., Ltd.*	$31,690
23,631	Sun Pharmaceutical Industries, Ltd.	275,250
2,428	Torrent Pharmaceuticals, Ltd.	46,246
1,667	Yuhan Corp.	62,863
3,080	Yunnan Baiyao Group Co., Ltd.	22,770
1,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	48,747
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.	17,210
5,184	Zhejiang NHU Co., Ltd., Class A	16,244
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	3,429

		2,062,544

Real Estate Management & Development (1.9%):
112,361	Aldar Properties PJSC	128,129
11,500	A-Living Services Co., Ltd., Class H	9,038
182,900	Ayala Land, Inc.	70,873
78,422	Barwa Real Estate Co.	73,775
58,200	Central Pattana pcl	100,044
60,000	China Everbright Environment Group, Ltd.*	7,080
166,000	China Jinmao Holdings Group, Ltd.	33,728
13,300	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	30,607
108,500	China Overseas Land & Investment, Ltd.	279,840
55,000	China Overseas Property Holdings, Ltd.	47,793
94,000	China Resources Land, Ltd.	366,473
14,200	China Resources Mixc Lifestyle Services, Ltd.	54,405
18,800	China Vanke Co., Ltd., Class A	47,222
50,600	China Vanke Co., Ltd., Class H	91,993
117,936	CIFI Holdings Group Co., Ltd.	12,020
231,000	Country Garden Holdings Co., Ltd.^	53,278
55,000	Country Garden Services Holdings Co., Ltd.	80,364
14,300	Dar Al Arkan Real Estate Development Co.*	60,383
17,411	DLF, Ltd.	75,626
9,596	Emaar Economic City*	25,023
115,979	Emaar Properties PJSC	181,525
6,000	Future Land Holdings Co., Ltd.*	14,733
10,300	Gemdale Corp., Class A	16,674
3,334	Godrej Properties, Ltd.*	48,402
22,000	Greentown China Holdings, Ltd.	41,289
44,000	Greentown Service Group Co., Ltd.	29,291
24,200	Hopson Development Holdings, Ltd.^	25,281
12,500	Jinke Properties Group Co., Ltd., Class A*	3,686
18,264	KE Holdings, Inc., ADR*	319,985
227,100	Land & Houses Public Co., Ltd.	53,385
51,000	Longfor Group Holdings, Ltd.	144,532
15,107	Mabanee Co KPSC	42,026
13,626	NEPI Rockcastle NV	61,036
30,600	Poly Real Estate Group Co., Ltd., Class A	77,657
30,984	Ruentex Development Co., Ltd.	50,251
62,000	Seazen Group, Ltd.*	14,484
44,500	Shanghai Lujiazue	34,838
42,000	Shimao Property Holdings, Ltd.*^	12,039
294,200	SM Prime Holdings, Inc.	151,341
81,000	Sunac China Holdings, Ltd.*	20,638
34,000	The Wharf Holdings, Ltd.	108,619

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
37,600	Yuexiu Property Co., Ltd.	$45,161

		3,144,567

Road & Rail (0.3%):
93,700	Beijing-Shanghai High Speed Railway Co., Ltd., Class A	59,691
303,300	BTS Group Holdings pcl	66,634
235	CJ Logistics Corp.*	14,752
7,427	Container Corp. of India, Ltd.	64,691
17,583	Localiza Rent a Car SA	199,141
36,591	Rumo SA	125,364

		530,273

Semiconductors & Semiconductor Equipment (8.1%):
885	Advanced Micro-Fabrication Equipment, Inc., Class A*	13,356
98,465	ASE Technology Holding Co., Ltd.	245,513
1,000	ASMedia Technology, Inc.	20,611
1,694	Daqo New Energy Corp., ADR*	89,917
2,000	eMemory Technology, Inc.	70,622
17,000	Flat Glass Group Co., Ltd., Class H*	41,234
36,500	GCL System Integration Technology Co., Ltd.*	16,245
756	Gigadevice Semiconductor Beijing, Inc., Class A	9,921
6,000	Globalwafers Co., Ltd.	68,287
3,192	Hangzhou First Applied Material Co., Ltd., Class A	23,922
2,000	Hangzhou Silan Microelectronics Co., Ltd., Class A	9,056
14,000	Hua Hong Semiconductor, Ltd.*	31,838
1,000	Ingenic Semiconductor Co., Ltd., Class A	10,388
4,200	JA Solar Technology Co., Ltd., Class A	37,959
5,300	JCET Group Co., Ltd., Class A	15,999
15,288	Longi Green Energy Technology Co., Ltd.	102,694
43,000	MediaTek, Inc.	748,425
2,000	Montage Technology Co., Ltd., Class A	14,701
38,000	Nanya Technology Corp.	58,043
4,972	National Silicon Industry Group Co., Ltd., Class A*	12,528
16,000	Novatek Microelectronics Corp.	109,162
2,000	Parade Technologies, Ltd.	37,412
68,000	Powerchip Semiconductor Manufacturing Corp.	60,294
12,000	Realtek Semiconductor Corp.	101,059
900	SG Micro Corp., Class A	17,910
800	Shenzhen SC New Energy Technology Corp., Class A	12,882
9,000	Silergy Corp.	117,983
15,574	SK Hynix, Inc.	893,670
2,914	SK Square Co., Ltd.*	72,743
400	StarPower Semiconductor, Ltd., Class A	18,193
703,000	Taiwan Semiconductor Manufacturing Co., Ltd.	9,241,015
7,000	Tianjin Zhonghuan Semiconductor Co., Ltd.	44,147
10,600	Tianshui Huatian Technology Co., Ltd., Class A	12,098
4,078	Trina Solar Co., Ltd.	36,821

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,679	Unigroup Guoxin Microelectronics Co., Ltd., Class A	$34,146
348,000	United Microelectronics Corp.	390,828
28,000	Vanguard International Semiconductor Corp.	56,607
2,565	Will Semiconductor, Ltd., Class A	28,789
10,000	Win Semiconductors Corp.	39,028
84,000	Winbond Electronics Corp.	51,731
152,000	Xinyi Solar Holdings, Ltd.	158,031
2,500	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	23,722

		13,199,530

Software (0.3%):
8,800	360 Security Technology, Inc., Class A	8,078
476	Beijing Kingsoft Office Software, Inc., Class A	13,485
1,960	Beijing Shiji Information Technology Co., Ltd., Class A	3,410
3,549	Hundsun Technologies, Inc.	16,944
4,600	Iflytek Co., Ltd.	21,265
75,000	Kingdee International Software Group Co., Ltd.*	96,974
12,000	Ming Yuan Cloud Group Holdings, Ltd.	7,064
13,100	NavInfo Co., Ltd.	21,343
700	Sangfor Technologies, Inc., Class A	9,846
5,746	Shanghai Baosight Software Co., Ltd.	29,788
16,250	Shanghai Baosight Software Co., Ltd., Class B	47,263
920	Tata Elxsi, Ltd.	95,899
15,698	TOTVS SA	85,418
7,150	Yonyou Network Technology Co., Ltd.	17,667

		474,444

Specialty Retail (0.6%):
69,603	Abu Dhabi National Oil Co. for Distribution PJSC	84,088
18,000	China Meidong Auto Holdings, Ltd.	28,481
2,316	FF Group*	23
172,900	Home Product Center Public Co., Ltd.	61,490
9,000	Hotai Motor Co., Ltd.	161,239
919	Hotel Shilla Co., Ltd.	45,762
1,757	Jarir Marketing Co.	77,895
3,482	Jumbo SA	46,416
7,531	Mr Price Group, Ltd.	71,489
47,563	Pepkor Holdings, Ltd.	54,573
12,600	Pop Mart International Group, Ltd.^	23,096
80,700	PTT Oil & Retail Business pcl, Class R	54,902
7,121	The Foschini Group, Ltd.	45,984
45,000	Topsports International Holdings, Ltd.	31,595
27,899	Vibra Energia SA	89,222
20,000	Zhongsheng Group Holdings, Ltd.	78,640

		954,895

Technology Hardware, Storage & Peripherals (4.2%):
77,000	Acer, Inc.	52,833
11,616	Advantech Co., Ltd.	106,063
21,000	Asustek Computer, Inc.	154,120

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
80,300	BOE Technology Group Co., Ltd., Class A	$37,004
19,000	Catcher Technology Co., Ltd.	102,666
2,600	China Greatwall Technology Group Co., Ltd., Class A	3,130
113,000	Compal Electronics, Inc.	76,924
11,400	GRG Banking Equipment Co., Ltd., Class A	13,091
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	8,781
70,000	Inventec Corp.	50,210
206,000	Lenovo Group, Ltd.	141,523
60,000	Lite-On Technology Corp.	119,724
18,000	Micro-Star International Co., Ltd.	60,372
5,000	Ninestar Corp.	30,371
57,000	Pegatron Corp.	104,413
80,000	Quanta Computer, Inc.	192,855
135,605	Samsung Electronics Co., Ltd.	4,982,927
943	Shenzhen Transsion Holdings Co., Ltd., Class A	7,703
2,000	Wiwynn Corp.	50,001
428,000	Xiaomi Corp., Class B*	480,832

		6,775,543

Textiles, Apparel & Luxury Goods (1.2%):
31,600	Anta Sports Products, Ltd.	332,856
116,000	Bosideng International Holdings, Ltd.^	57,318
6,220	Eclat Textile Co., Ltd.	76,108
380	F&F Co., Ltd.	36,213
15,000	Feng Tay Enterprise Co., Ltd.	74,077
68,000	Li Ning Co., Ltd.	516,763
32	LPP SA	49,924
167	Page Industries, Ltd.	103,785
63,000	Pou Chen Corp.	56,183
23,000	Shenzhou International Group	176,421
10,688	Titan Co., Ltd.	339,629
34,500	Xtep International Holdings, Ltd.^	36,534

		1,855,811

Thrifts & Mortgage Finance (0.8%):
48,558	Housing Development Finance Corp., Ltd.	1,352,266

Tobacco (0.4%):
43,949	Eastern Co. SAE	23,226
84,526	ITC, Ltd.	343,330
2,988	KT&G Corp.	180,798
12,100	PT Gudang Garam Tbk	18,212
13,906	RLX Technology, Inc., ADR*	14,601
52,000	Smoore International Holdings, Ltd.^	61,887

		642,054

Trading Companies & Distributors (0.2%):
8,010	Adani Enterprises, Ltd.	338,238
7,500	BOC Aviation, Ltd.	52,875

		391,113

Transportation Infrastructure (0.8%):
13,889	Adani Ports & Special Economic Zone, Ltd.	138,966
127,300	Airports of Thailand Public Co., Ltd.*	244,471
169,500	Bangkok Expressway & Metro	41,320
74,000	Beijing Capital International Airport Co., Ltd.*	39,768
31,993	CCR SA	74,320
47,228	China Merchants Port Holdings Co., Ltd.	58,942

Shares		Value
Common Stocks, continued
Transportation Infrastructure, continued
38,000	COSCO SHIPPING Ports, Ltd.	$23,809
5,725	Grupo Aeroportuario de Sur	112,784
10,726	Grupo Aeroporturaio del Pacifico SAB de C.V.	135,599
29,770	International Container Terminal Services, Inc.	79,601
36,000	Jiangsu Expressway Co., Ltd., Series H, Class H	27,013
28,300	Malaysia Airports Holdings Berhad*	34,038
6,504	Promotora Y Operadora de Infraestructura SAB de CV	44,305
3,000	Shanghai International Air*	24,427
35,399	Shanghai International Port Group Co., Ltd.	27,747
35,000	Shenzhen International Holdings, Ltd.	26,698
54,000	Taiwan High Speed Rail Corp.	48,463
42,000	Zhejiang Expressway Co., Ltd.	28,522

		1,210,793

Water Utilities (0.1%):
186,000	Beijing Enterprises Water Group, Ltd.	42,829
10,225	Cia Saneamento Basico Do Estado de Sao Paulo	94,025
92,000	Guangdong Investment, Ltd.	73,614

		210,468

Wireless Telecommunication Services (1.7%):
35,300	Advanced Info Service Public Co., Ltd.	182,243
793,383	America Movil SAB de C.V., Series L	655,268
91,800	Axiata Group Berhad	51,624
63,135	Bharti Airtel, Ltd.	616,670
57,500	China United Network Communications, Ltd., Class A	27,125
100,300	DIGI.com Berhad	73,062
12,139	Etihad Etisalat Co.	114,414
45,000	Far EasTone Telecommunications Co., Ltd.	102,414
1,005	Globe Telecom, Inc.(b)	34,701
29,450	Intouch Holdings Public Co., Ltd.	56,758
66,900	Maxis Berhad	50,593
32,110	Mobile Telecommunications Co KSCP	60,576
14,942	Mobile TeleSystems PJSC, ADR(a)	15
48,659	MTN Group, Ltd.	319,619
2,760	PLDT, Inc.	70,877
49,000	Taiwan Mobile Co., Ltd.	147,311
27,636	TIM SA	61,893
40,565	Turkcell Iletisim Hizmetleri AS	43,564
16,855	Vodacom Group, Ltd.	113,064

		2,781,791

Total Common Stocks (Cost $144,368,168)		159,766,541

Preferred Stocks (1.4%):
Automobiles (0.0%†):
986	Hyundai Motor Co., 6/29/20	57,426

Banks (0.8%):
155,550	Banco Bradesco SA, 0.99%, 1/3/20	572,149
142,087	Itau Unibanco Holding SA, 0.16%, 1/5/21	739,161

		1,311,310

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Preferred Stocks, continued
Chemicals (0.0%†):
5,513	Braskem SA, Class A, 35.19%, 10/7/20	$26,819

Metals & Mining (0.1%):
37,024	Gerdau SA, 11.74%, 3/6/20	167,757

Technology Hardware, Storage & Peripherals (0.5%):
23,515	Samsung Electronics Co., Ltd., 3/30/20	765,197

Total Preferred Stocks (Cost $2,605,550)		2,328,509

Rights (0.0%†):
Road & Rail (0.0%†):
54	Localiza Rent A Car SA, Expires on 11/1/22*	105

Wireless Telecommunication Services (0.0%†):
75	Globe Telecom, Inc., Expires on 10/10/22*	448

Total Rights (Cost $–)		553

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.5%):
760,872	BlackRock Liquidity FedFund, Institutional Class, 2.77%(c)(d)	760,872

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $760,872)		760,872

Shares		Value
Unaffiliated Investment Company (0.1%):

Money Markets (0.1%):
116,393	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(d)	116,393

Total Unaffiliated Investment Company (Cost $116,393)		116,393

Total Investment Securities (Cost $147,850,983) — 100.6%		162,972,868
Net other assets (liabilities) — (0.6)%		(886,262)

Net Assets — 100.0%		$162,086,606

Percentages indicated are based on net assets as of September 30, 2022.

ADR        -     American Depository Receipt

GDR        -     Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $680,391.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.02% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(d)	The rate represents the effective yield at September 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2022:

(Unaudited)

Country	Percentage
Bermuda	0.1%
Brazil	5.8%
Cayman Islands	0.2%
Chile	0.6%
China	27.9%
Colombia	0.2%
Cyprus	—%†
Czech Republic	0.1%
Egypt	0.1%
Greece	0.2%
Hong Kong	2.8%
Hungary	0.1%
India	15.2%
Indonesia	2.2%
Kuwait	0.9%
Luxembourg	—%†
Malaysia	1.5%
Mexico	2.3%
Peru	—%†
Philippines	0.7%
Poland	0.5%
Qatar	1.2%
Republic of Korea (South)	10.6%
Romania	—%†
Russian Federation	—%†
Saudi Arabia	4.8%
Singapore	—%†
South Africa	3.4%
Switzerland	0.1%
Taiwan, Province Of China	13.6%
Thailand	2.1%
Turkey	0.4%
United Arab Emirates	1.4%
United States	1.0%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	12/16/22	21	$915,075	$(122,033)

				$(122,033)

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.1%):
Aerospace & Defense (1.5%):
4,439	Airbus SE	$383,437
23,205	BAE Systems plc	203,829
4,246	Boeing Co. (The)*	514,106
2,614	CAE, Inc.*	40,103
196	Dassault Aviation SA	22,257
169	Elbit Systems, Ltd.	32,088
1,781	General Dynamics Corp.	377,875
277	HEICO Corp.	39,882
499	HEICO Corp., Class A	57,195
2,863	Howmet Aerospace, Inc.	88,553
271	Huntington Ingalls Industries, Inc.	60,027
700	Kongsberg Gruppen ASA	21,245
1,429	L3harris Technologies, Inc.	296,989
1,832	Lockheed Martin Corp.	707,683
368	MTU Aero Engines AG	55,524
1,109	Northrop Grumman Corp.	521,585
11,350	Raytheon Technologies Corp.	929,111
61,901	Rolls-Royce Holdings plc*	47,560
2,724	Safran SA	247,641
10,000	Singapore Technologies Engineering, Ltd.	24,795
1,749	Textron, Inc.	101,897
795	Thales SA	87,675
382	TransDigm Group, Inc.	200,481

		5,061,538

Air Freight & Logistics (0.5%):
964	C.H. Robinson Worldwide, Inc.	92,843
7,478	Deutsche Post AG	227,509
1,360	Expeditors International of Washington, Inc.	120,102
1,859	FedEx Corp.	276,006
1,800	SG Holdings Co., Ltd.	24,466
5,595	United Parcel Service, Inc., Class B	903,816
2,800	Yamato Holdings Co., Ltd.	41,921

		1,686,663

Airlines (0.1%):
990	Air Canada*	11,898
1,000	ANA Holdings, Inc.*^	18,812
1,475	Delta Air Lines, Inc.*	41,389
2,412	Deutsche Lufthansa AG*^	13,911
1,000	Japan Airlines Co., Ltd.*	17,873
5,489	Qantas Airways, Ltd.*	17,665
8,850	Singapore Airlines, Ltd.*^	31,238
1,365	Southwest Airlines Co.*	42,097

		194,883

Auto Components (0.3%):
800	Aisin Sieki Co., Ltd.	20,551
1,981	Aptiv plc*	154,934
1,648	BorgWarner, Inc.	51,747
4,100	Bridgestone Corp.	132,557
5,592	Cie Generale des Etablissements Michelin SCA	124,565
819	Continental AG	36,791
3,200	Denso Corp.	146,081
2,000	Koito Manufacturing Co., Ltd.	27,413
419	Lear Corp.	50,150
1,989	Magna Internationl, Inc.	94,367
5,200	Sumitomo Electric Industries, Ltd.	52,791
1,100	Toyota Industries Corp.	52,418
2,122	Valeo SA	31,890

		976,255

Automobiles (2.5%):
2,407	Bayerische Motoren Werke AG (BMW)	164,540

Shares		Value
Common Stocks, continued
Automobiles, continued
5,911	Daimler AG, Registered Shares	$302,229
943	Ferrari NV	175,860
30,211	Ford Motor Co.	338,363
10,328	General Motors Co.	331,426
12,400	Honda Motor Co., Ltd.	270,160
5,100	Isuzu Motors, Ltd.	56,387
3,397	Lucid Group, Inc.*^	47,456
3,600	Mazda Motor Corp.	23,833
16,900	Nissan Motor Co., Ltd.	54,031
1,777	Renault SA*	47,720
2,401	Rivian Automotive, Inc.*	79,017
16,003	Stellantis NV	189,067
4,300	Subaru Corp.	64,505
2,700	Suzuki Motor Corp.	83,766
19,971	Tesla, Inc.*	5,297,308
80,900	Toyota Motor Corp.	1,053,207
201	Volkswagen AG	33,124
4,663	Volvo Car AB, Class B*	20,120
2,600	Yamaha Motor Co., Ltd.	48,728

		8,680,847

Banks (5.8%):
4,057	ABN AMRO Group NV	36,359
22,179	Australia & New Zealand Banking Group, Ltd.	321,959
51,177	Banco Bilbao Vizcaya Argentaria SA^	229,830
125,328	Banco Santander SA	291,249
8,532	Bank Hapoalim BM	71,978
10,762	Bank Leumi Le-Israel BM	91,861
55,067	Bank of America Corp.	1,663,023
5,159	Bank of Montreal	452,216
8,971	Bank of Nova Scotia^	426,726
121,567	Barclays plc	193,772
8,290	BNP Paribas SA	349,929
27,500	BOC Hong Kong Holdings, Ltd.	90,919
33,536	CaixaBank SA	108,050
6,972	Canadian Imperial Bank of Commerce	305,189
2,800	Chiba Bank, Ltd. (The)	15,079
14,516	Citigroup, Inc.	604,882
3,404	Citizens Financial Group, Inc.	116,961
9,260	Commerzbank AG*	66,431
12,893	Commonwealth Bank of Australia	749,131
8,400	Concordia Financial Group, Ltd.	25,974
8,923	Credit Agricole SA	71,834
5,146	Danske Bank A/S	63,696
14,200	DBS Group Holdings, Ltd.	328,384
7,511	DNB Bank ASA	118,977
2,582	Erste Group Bank AG	56,535
5,394	Fifth Third Bancorp	172,392
5,399	Finecobank Banca Fineco SpA	66,350
97	First Citizens BancShares, Inc., Class A	77,351
1,332	First Republic Bank	173,893
5,700	Hang Seng Bank, Ltd.	86,137
152,933	HSBC Holdings plc	792,304
10,443	Huntington Bancshares, Inc.	137,639
29,138	ING Groep NV	249,801
122,214	Intesa Sanpaolo SpA	201,124
7,605	Isreal Discount Bank	38,301
1,600	Japan Post Bank Co., Ltd.	11,157
22,231	JPMorgan Chase & Co.	2,323,139
1,998	KBC Group NV	93,709
6,790	KeyCorp	108,776
536,187	Lloyds Banking Group plc	244,909
1,325	M&T Bank Corp.	233,624

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
5,740	Mediobanca SpA	$44,867
91,700	Mitsubishi UFJ Financial Group, Inc.	413,571
1,433	Mizrahi Tefahot Bank, Ltd.	50,195
18,650	Mizuho Financial Group, Inc.	201,522
23,726	National Australia Bank, Ltd.	434,943
2,466	National Bank of Canada^	154,580
41,793	NatWest Group PLC	104,277
25,524	Nordea Bank AB	218,508
27,900	Oversea-Chinese Banking Corp., Ltd.	228,597
3,144	PNC Financial Services Group, Inc. (The)	469,776
6,770	Regions Financial Corp.	135,874
14,500	Resona Holdings, Inc.	52,951
10,706	Royal Bank of Canada	964,021
4,800	Shizuoka Bank, Ltd. (The)	29,488
509	Signature Bank	76,859
13,057	Skandinaviska Enskilda Banken AB, Class A	124,004
5,883	Societe Generale	116,708
17,670	Standard Chartered plc	111,116
10,000	Sumitomo Mitsui Financial Group, Inc.	278,315
2,300	Sumitomo Mitsui Trust Holdings, Inc.	65,023
432	SVB Financial Group*	145,057
11,088	Svenska Handelsbanken AB, Class A	90,653
7,027	Swedbank AB, Class A	91,924
13,740	Toronto-Dominion Bank (The)	842,784
9,882	Truist Financial Corp.	430,262
10,544	U.S. Bancorp	425,134
15,457	Unicredit SpA	156,280
9,604	United Overseas Bank, Ltd.	174,417
1,465	Webster Financial Corp.	66,218
28,482	Wells Fargo & Co.	1,145,546
27,079	Westpac Banking Corp.	355,499

		20,060,519

Beverages (1.9%):
6,647	Anheuser-Busch InBev NV	300,651
3,500	Asahi Breweries, Ltd.	108,590
2,234	Brown-Forman Corp., Class B	148,717
11,900	Budweiser Brewing Co. APAC, Ltd.	31,018
797	Carlsberg A/S, Class B	93,011
31,109	Coca-Cola Co. (The)	1,742,726
1,428	Coca-Cola European Partners plc	61,761
1,283	Coca-Cola HBC AG	26,994
1,253	Constellation Brands, Inc., Class A	287,789
4,937	David Campari-Milano NV	43,786
17,381	Diageo plc	728,372
771	Heineken Holding NV	52,632
1,959	Heineken NV	171,713
400	ITO EN, Ltd.	16,099
5,741	Keurig Dr Pepper, Inc.	205,643
6,100	Kirin Holdings Co., Ltd.	93,960
1,309	Molson Coors Brewing Co., Class B	62,819
3,102	Monster Beverage Corp.*	269,750
10,469	PepsiCo, Inc.	1,709,169
1,596	Pernod Ricard SA	291,678
125	Remy Cointreau SA	20,713
800	Suntory Beverage & Food, Ltd.	28,392
6,668	Treasury Wine Estates, Ltd.	53,675

		6,549,658

Biotechnology (1.9%):
13,411	AbbVie, Inc.	1,799,890
953	Alnylam Pharmaceuticals, Inc.*	190,752
4,025	Amgen, Inc.	907,235

Shares		Value
Common Stocks, continued
Biotechnology, continued
423	Argenx SE*	$151,140
1,119	Biogen, Inc.*	298,773
1,349	BioMarin Pharmaceutical, Inc.*	114,355
3,630	CSL, Ltd.	658,048
1,266	Exact Sciences Corp.*	41,132
491	Genmab A/S*	158,298
9,465	Gilead Sciences, Inc.	583,896
2,757	Grifols SA*	23,600
1,359	Incyte Corp.*	90,564
2,613	Moderna, Inc.*	308,987
660	Neurocrine Biosciences, Inc.*	70,099
804	Regeneron Pharmaceuticals, Inc.*	553,852
1,099	Seagen, Inc.*	150,376
1,322	Swedish Orphan Biovitrum AB*	25,605
1,950	Vertex Pharmaceuticals, Inc.*	564,603

		6,691,205

Building Products (0.6%):
953	A O Smith Corp.	46,297
1,800	AGC, Inc.	55,955
644	Allegion plc	57,754
7,899	ASSA Abloy AB, Class B	147,688
6,186	Carrier Global Corp.	219,974
3,568	Cie de Saint-Gobain	127,229
1,900	Daikin Industries, Ltd.	293,629
1,013	Fortune Brands Home & Security, Inc.	54,388
269	Geberit AG, Registered Shares	115,117
5,204	Johnson Controls International plc	256,141
1,045	Kingspan Group plc	46,683
223	Lennox International, Inc.	49,655
2,500	Lixil Corp.^	36,231
1,920	Masco Corp.	89,645
11,325	Nibe Industrier AB, Class B	100,606
729	Owens Corning	57,307
52	ROCKWOOL A/S, Class B	8,153
1,300	TOTO, Ltd.	43,415
1,787	Trane Technologies plc	258,775
13,000	Xinyi Glass Holdings, Ltd.	18,830

		2,083,472

Capital Markets (3.0%):
7,666	3i Group plc	92,026
820	Ameriprise Financial, Inc.	206,599
375	Amundi SA	15,547
1,391	ASX, Ltd.	63,947
5,874	Bank of New York Mellon Corp. (The)	226,266
1,131	BlackRock, Inc., Class A+	622,367
5,282	Blackstone, Inc., Class A	442,103
10,609	Brookfield Asset Management, Inc., Class A	434,053
1,473	Carlyle Group, Inc. (The)	38,062
867	Cboe Global Markets, Inc.	101,760
11,081	Charles Schwab Corp. (The)	796,391
2,766	CME Group, Inc.	489,942
938	Coinbase Global, Inc.*^	60,492
18,811	Credit Suisse Group AG^	74,151
8,900	Daiwa Securities Group, Inc.^	34,878
14,723	Deutsche Bank AG	110,107
1,470	Deutsche Boerse AG	241,980
2,202	EQT AB	42,384
719	Euronext NV	45,490
295	FactSet Research Systems, Inc.	118,032
1,979	Franklin Resources, Inc.	42,588
458	Futu Holdings, Ltd., ADR*	17,079
2,615	Goldman Sachs Group, Inc. (The)	766,326
3,288	Hargreaves Lansdown plc	31,552

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
9,200	Hong Kong Exchanges & Clearing, Ltd.	$312,379
217	IGM Financial, Inc.	5,408
4,213	Intercontinental Exchange, Inc.	380,645
2,555	Invesco, Ltd.	35,003
3,400	Japan Exchange Group, Inc.	45,967
1,702	Julius Baer Group, Ltd.	74,075
3,976	KKR & Co., Inc., Class A	170,968
2,521	London Stock Exchange Group plc	212,531
626	LPL Financial Holdings, Inc.	136,768
2,685	Macquarie Group, Ltd.	260,505
287	MarketAxess Holdings, Inc.	63,855
1,279	Moody’s Corp.	310,938
9,993	Morgan Stanley	789,547
633	MSCI, Inc.	266,993
2,486	Nasdaq, Inc.	140,906
23,000	Nomura Holdings, Inc.	75,940
1,595	Northern Trust Corp.	136,468
177	Partners Group Holding AG	142,225
1,455	Raymond James Financial, Inc.	143,783
2,599	S&P Global, Inc.	793,605
2,400	SBI Holdings, Inc.	43,135
6,758	Schroders PLC	29,252
757	SEI Investments Co.	37,131
3,200	Singapore Exchange, Ltd.	20,985
3,801	St. James Place plc	43,348
2,692	State Street Corp.	163,701
1,699	T. Rowe Price Group, Inc.	178,412
521	TMX Group, Ltd.	47,928
641	Tradeweb Markets, Inc., Class A	36,165
27,178	UBS Group AG	392,692

		10,605,380

Chemicals (2.1%):
3,931	Air Liquide SA	447,543
1,697	Air Products & Chemicals, Inc.	394,943
1,220	Akzo Nobel NV	68,793
874	Albemarle Corp.	231,121
413	Arkema SA	30,117
9,200	Asahi Kasei Corp.^	60,854
7,055	BASF SE	273,367
897	Celanese Corp.	81,035
1,613	CF Industries Holdings, Inc.	155,251
801	Christian Hansen Holding A/S	39,272
2,080	Clariant AG	33,110
5,466	Corteva, Inc.	312,382
1,415	Covestro AG	40,904
1,096	Croda International plc	78,274
5,426	Dow, Inc.	238,364
3,956	DuPont de Nemours, Inc.	199,382
1,020	Eastman Chemical Co.	72,471
1,885	Ecolab, Inc.	272,232
62	EMS-Chemie Holding AG	39,030
1,938	Evonik Industries AG	32,675
949	FMC Corp.	100,309
73	Givaudan SA, Registered Shares	220,133
6,835	ICL Group, Ltd.	54,911
1,948	International Flavors & Fragrances, Inc.	176,937
975	Johnson Matthey plc	19,819
1,200	JSR Corp.	22,871
1,339	Koninklijke DSM NV	151,846
3,755	Linde plc	1,012,310
2,005	LyondellBasell Industries NV, Class A	150,936
8,000	Mitsubishi Chemical Holdings Corp.	36,741

Shares		Value
Common Stocks, continued
Chemicals, continued
1,700	Mitsui Chemicals, Inc.	$33,199
2,710	Mosaic Co. (The)	130,974
6,600	Nippon Paint Holdings Co., Ltd.	44,210
1,100	Nippon Sanso Holdings Corp.	17,376
800	Nissan Chemical Corp.	35,757
1,000	Nitto Denko Corp.	54,229
1,580	Novozymes A/S, Class B	78,820
4,105	Nutrien, Ltd.	342,381
824	OCI NV	30,295
2,876	Orica, Ltd.	24,141
1,849	PPG Industries, Inc.	204,666
942	RPM International, Inc.	78,478
1,845	Sherwin-Williams Co. (The)	377,764
2,900	Shin-Etsu Chemical Co., Ltd.	288,020
1,096	Sika AG	219,517
451	Solvay SA	34,494
13,800	Sumitomo Chemical Co., Ltd.	47,653
979	Symrise AG	96,320
9,200	Toray Industries, Inc.	45,161
2,700	Tosoh Corp.	30,154
1,822	Umicore SA	52,819
301	Westlake Corp.	26,151
1,092	Yara International ASA	38,189

		7,378,701

Commercial Services & Supplies (0.6%):
10,643	Brambles, Ltd.	77,204
699	Cintas Corp.	271,345
1,599	Copart, Inc.*	170,134
1,800	Dai Nippon Printing Co., Ltd.	35,924
1,558	GFL Environmental, Inc.	39,379
13,958	Rentokil Initial plc	73,687
1,681	Republic Services, Inc.	228,683
1,016	Ritchie Bros Auctioneers, Inc.	63,489
1,460	Rollins, Inc.	50,633
1,500	Secom Co., Ltd.	85,238
3,081	Securitas AB, Class B	21,461
2,800	TOPPAN, INC.	41,788
1,893	Waste Connections, Inc.	255,801
3,142	Waste Management, Inc.	503,380

		1,918,146

Communications Equipment (0.6%):
1,856	Arista Networks, Inc.*	209,524
31,199	Cisco Systems, Inc.	1,247,960
438	F5, Inc.*	63,392
2,336	Juniper Networks, Inc.	61,016
1,261	Motorola Solutions, Inc.	282,426
42,435	Nokia OYJ	181,176
22,141	Telefonaktiebolaget LM Ericsson, Class B	129,010

		2,174,504

Construction & Engineering (0.3%):
1,642	ACS Actividades de Construccion y Servicios SA	36,741
1,522	Bouygues SA	39,644
542	Eiffage SA	43,382
3,633	Ferrovial SA	82,437
4,400	Kajima Corp.	41,802
4,900	Obayashi Corp.	31,468
1,125	Quanta Services, Inc.	143,314
5,900	Shimizu Corp.^	28,955
3,144	Skanska AB, Class B	39,097
1,100	Taisei Corp.	30,601
4,010	Vinci SA	322,056

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
868	WSP Global, Inc.	$95,598

		935,095

Construction Materials (0.2%):
6,076	CRH plc	194,532
993	HeidelbergCement AG	39,770
4,174	Holcim, Ltd.	170,324
3,417	James Hardie Industries SE	66,534
503	Martin Marietta Materials, Inc.	162,011
966	Vulcan Materials Co.	152,348

		785,519

Consumer Finance (0.4%):
2,642	Ally Financial, Inc.	73,527
4,793	American Express Co.	646,624
2,977	Capital One Financial Corp.	274,390
2,217	Discover Financial Services	201,570
1	Isracard, Ltd.	1
3,567	Synchrony Financial	100,554

		1,296,666

Containers & Packaging (0.2%):
10,720	Amcor plc	115,026
648	Avery Dennison Corp.	105,429
2,547	Ball Corp.	123,071
1,000	CCL Industries, Inc.	48,479
998	Crown Holdings, Inc.	80,868
2,770	International Paper Co.	87,809
682	Packaging Corp. of America	76,582
1,076	Sealed Air Corp.	47,893
2,350	SIG Group AB	47,755
1,807	Smurfit Kappa Group plc	51,043
1,935	Westrock Co.	59,772

		843,727

Distributors (0.1%):
195	D’ieteren Group	27,359
1,027	Genuine Parts Co.	153,352
2,156	LKQ Corp.	101,655
321	Pool Corp.	102,145

		384,511

Diversified Consumer Services (0.0%†):
1,753	IDP Education, Ltd.	29,325

Diversified Financial Services (1.0%):
3,127	Apollo Global Management, Inc.	145,406
9,729	Berkshire Hathaway, Inc., Class B*	2,597,838
2,830	Equitable Holdings, Inc.	74,571
414	Eurazeo SE	21,613
1,002	EXOR NV*	64,292
823	Groupe Bruxelles Lambert SA	57,182
885	Industrivarden AB, Class A	17,824
1,476	Industrivarden AB, Class C	29,412
3,012	Investor AB	46,115
13,524	Investor AB, Class B	197,238
2,236	Kinnevik AB, Class B*	29,232
418	L E Lundbergforetagen AB	15,036
24,030	M&G plc	44,229
4,100	Mitsubishi HC Capital, Inc.	17,640
755	Onex Corp.	34,634
8,600	ORIX Corp.	120,967
142	Sofina SA	24,127
20,261	Standard Life Aberdeen plc	30,781
122	Wendel	8,725

		3,576,862

Diversified Telecommunication Services (1.2%):
53,866	AT&T, Inc.	826,304
692	BCE, Inc.	29,019

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
15,935	Bezeq The Israeli Telecommunication Corp., Ltd.	$26,128
54,369	BT Group plc	73,494
4,277	Cellnex Telecom SAU	131,846
24,711	Deutsche Telekom AG	423,534
937	Elisa OYJ	42,488
36,000	HKT Trust & HKT, Ltd.	42,106
2,027	Infrastrutture Wireless Italiane SpA	17,720
24,798	Koninklijke KPN NV	67,186
2,488	Liberty Global plc, Class C*	41,052
6,467	Lumen Technologies, Inc.	47,080
9,200	Nippon Telegraph & Telephone Corp.	248,232
14,205	Orange SA	128,432
1,048	Proximus SADP	10,857
62,100	Singapore Telecommunications, Ltd.	114,329
17,116	Spark New Zealand, Ltd.	47,926
191	Swisscom AG	89,228
92,093	Telecom Italia SpA*	17,091
3,372	Telefonica Deutschland Holding AG	6,828
41,617	Telefonica SA	137,180
5,021	Telenor ASA	45,849
18,848	Telia Co AB	54,278
29,855	Telstra Corp., Ltd.	73,156
3,100	TELUS Corp.	61,564
476	United Internet AG, Registered Shares	8,976
31,996	Verizon Communications, Inc.	1,214,888

		4,026,771

Electric Utilities (1.9%):
193	Acciona SA	34,060
2,033	Alliant Energy Corp.	107,729
3,795	American Electric Power Co., Inc.	328,078
6,000	Chubu Electric Power Co., Inc.	53,956
7,000	CK Infrastructure Holdings, Ltd.	35,716
12,500	CLP Holdings, Ltd.	94,198
2,392	Constellation Energy Corp.	198,990
5,894	Duke Energy Corp.	548,260
2,781	Edison International	157,349
20,856	EDP - Energias de Portugal SA	90,275
4,958	Electricite de France	57,719
240	Elia Group SA/NV	28,203
1,880	Emera, Inc.	76,074
3,072	Endesa SA	46,043
62,566	Enel SpA	256,358
1,457	Entergy Corp.	146,618
1,705	Evergy, Inc.	101,277
2,630	Eversource Energy	205,035
7,537	Exelon Corp.	282,336
4,352	FirstEnergy Corp.	161,024
3,796	Fortis, Inc.	144,233
3,188	Fortum OYJ	42,844
7,500	HK Electric Investments, Ltd.	5,257
2,288	Hydro One, Ltd.	55,958
45,960	Iberdrola SA	427,197
6,500	Kansai Electric Power Co., Inc. (The)^	54,176
4,873	Mercury NZ, Ltd.	15,517
14,896	NextEra Energy, Inc.	1,167,995
1,642	NRG Energy, Inc.	62,839
12,220	Origin Energy, Ltd.	40,031
1,522	Orsted A/S	121,131
11,217	PG&E Corp.*	140,212
10,000	Power Assets Holdings, Ltd.	49,983
5,489	PPL Corp.	139,146

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities, continued
1,850	Red Electrica Corp SA	$28,330
8,440	Scottish & Southern Energy plc	143,068
8,004	Southern Co. (The)	544,272
10,285	Terna SpA	62,645
14,900	Tokyo Electric Power Co. Holdings, Inc.*	47,359
453	Verbund AG, Class A	38,595
3,984	Xcel Energy, Inc.	254,976

		6,595,062

Electrical Equipment (0.8%):
12,381	ABB, Ltd.	318,887
1,759	AMETEK, Inc.	199,488
2,958	Eaton Corp. plc	394,479
4,557	Emerson Electric Co.	333,664
1,200	Fuji Electric Co., Ltd.	43,993
515	Generac Holdings, Inc.*	91,742
1,991	Legrand SA	128,617
14,900	Mitsubishi Electric Corp.	134,618
3,500	Nidec Corp.	197,189
3,798	Plug Power, Inc.*	79,796
1,694	Prysmian SpA	48,515
833	Rockwell Automation, Inc.	179,187
4,089	Schneider Electric SA	458,679
977	Sensata Technologies Holding plc	36,423
3,694	Siemens Energy AG	41,112
2,219	Siemens Gamesa Renewable Energy*	38,967
7,736	Vestas Wind Systems A/S	141,857

		2,867,213

Electronic Equipment, Instruments & Components (0.8%):
4,587	Amphenol Corp., Class A	307,146
499	Arrow Electronics, Inc.*	46,003
800	Azbil Corp.^	20,884
986	CDW Corp.	153,895
1,304	Cognex Corp.	54,051
5,855	Corning, Inc.	169,912
2,865	Halma plc	64,496
1,300	Hamamatsu Photonics KK	55,824
14,804	Hexagon AB, Class B	137,323
205	Hirose Electric Co., Ltd.	26,647
600	Ibiden Co., Ltd.	16,476
1,400	Keyence Corp.	464,869
1,425	Keysight Technologies, Inc.*	224,238
2,500	Kyocera Corp.	126,389
4,200	Murata Manufacturing Co., Ltd.	192,953
1,300	Omron Corp.	59,259
2,200	Shimadzu Corp.	57,274
2,900	TDK Corp.	88,016
2,387	TE Connectivity, Ltd.	263,429
370	Teledyne Technologies, Inc.*	124,864
2,027	Trimble, Inc.*	110,005
1,300	Venture Corp., Ltd.	14,810
1,000	Yokogawa Electric Corp.	15,761
416	Zebra Technologies Corp., Class A*	108,996

		2,903,520

Energy Equipment & Services (0.2%):
7,460	Baker Hughes Co.	156,361
7,216	Halliburton Co.	177,658
10,701	Schlumberger, Ltd.	384,166
3,045	Tenaris SA	39,472

		757,657

Entertainment (1.3%):
5,986	Activision Blizzard, Inc.	444,999

Shares		Value
Common Stocks, continued
Entertainment, continued
3,957	AMC Entertainment Holdings, Inc.	$10,723
3,957	AMC Entertainment Holdings, Inc., Class A*^	27,580
8,533	Bollore, Inc.	39,030
1,200	Capcom Co., Ltd.	30,007
2,124	Electronic Arts, Inc.	245,768
2,754	Embracer Group AB*	16,333
780	Koei Tecmo Holdings Co., Ltd.	12,689
900	Konami Holdings Corp.	41,615
1,414	Liberty Media Corp-Liberty Formula One, Class C*	82,719
1,290	Live Nation Entertainment, Inc.*	98,092
3,325	Netflix, Inc.*	782,838
3,600	Nexon Co., Ltd.	62,967
8,000	Nintendo Co., Ltd.	323,986
2,750	ROBLOX Corp., Class A*	98,560
924	Roku, Inc.*	52,114
2,586	Sea, Ltd., ADR*	144,945
400	Square Enix Holdings Co., Ltd.	17,156
1,181	Take-Two Interactive Software, Inc.*	128,729
600	Toho Co., Ltd.	21,625
856	UbiSoft Entertainment SA*	23,498
5,833	Universal Music Group NV	109,936
5,833	Vivendi Universal SA	45,204
13,872	Walt Disney Co. (The)*	1,308,546
17,412	Warner Bros Discovery, Inc.*	200,238

		4,369,897

Equity Real Estate Investment Trusts (2.3%):
1,112	Alexandria Real Estate Equities, Inc.	155,891
2,448	American Homes 4 Rent, Class A	80,319
3,432	American Tower Corp.	736,850
1,081	AvalonBay Communities, Inc.	199,109
1,147	Boston Properties, Inc.	85,991
8,137	British Land Co. plc	31,392
739	Camden Property Trust	88,273
815	Canadian Apartment Properties REIT	24,842
29,744	CapitaLand Ascendas REIT	55,451
31,506	CapitaLand Mall Trust	41,898
316	Covivio	15,106
3,316	Crown Castle, Inc.	479,328
18	Daiwahouse Residential Investment Corp.	37,367
10,038	Dexus	49,776
2,122	Digital Realty Trust, Inc.	210,460
2,988	Duke Realty Corp.	144,022
677	Equinix, Inc.	385,105
1,394	Equity Lifestyle Properties, Inc.	87,599
2,712	Equity Residential	182,301
522	Essex Property Trust, Inc.	126,444
984	Extra Space Storage, Inc.	169,947
1,963	Gaming and Leisure Properties, Inc.	86,843
424	Gecina SA	32,951
28	GLP J-REIT	30,913
12,389	Goodman Group	123,755
11,976	GPT Group	29,062
4,227	Healthpeak Properties, Inc.	96,883
5,303	Host Hotels & Resorts, Inc.	84,212
4,453	Invitation Homes, Inc.	150,378
2,113	Iron Mountain, Inc.	92,909
68	Japan Metropolitan Fund Invest	51,160
12	Japan Real Estate Investment Corp.	49,421
4,981	Kimco Realty Corp.	91,700
1,908	Klepierre	32,935
4,161	Land Securities Group plc	23,927
14,300	Link REIT (The)	99,812

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
21,123	Mapletree Logistics Trust	$22,813
15,100	Mapletree Pan Asia Commercial Trust	18,040
4,192	Medical Properties Trust, Inc.	49,717
919	Mid-America Apartment Communities, Inc.	142,509
36,393	Mirvac Group	44,938
10	Nippon Building Fund, Inc.	43,977
20	Nippon Prologis REIT, Inc.	43,629
39	Nomura Real Estate Master Fund, Inc.	43,138
5,670	Prologis, Inc.	576,072
1,168	Public Storage	342,002
4,569	Realty Income Corp.	265,916
1,170	Regency Centers Corp.	63,004
480	RioCan REIT	6,471
819	SBA Communications Corp.	233,128
36,788	Scentre Group	59,202
9,532	Segro plc	79,853
2,589	Simon Property Group, Inc.	232,363
22,062	Stockland	45,929
871	Sun Communities, Inc.	117,872
2,260	UDR, Inc.	94,265
812	Unibail-Rodamco-Westfield*^	33,327
3,011	Ventas, Inc.	120,952
7,034	VICI Properties, Inc.	209,965
24,703	Vicinity Centres	27,577
1,503	Vornado Realty Trust	34,809
1,164	Warehouses De Pauw CVA	28,271
3,318	Welltower, Inc.	213,414
5,617	Weyerhaeuser Co.	160,421
1,287	WP Carey, Inc.	89,833

		7,907,739

Equity Real Estate Investment Trusts (REITs) (0.0%†):
2,942	Healthcare Realty Trust, Inc.	61,341

Food & Staples Retailing (1.6%):
4,900	AEON Co., Ltd.	91,672
6,060	Alimentation Couche-Tard, Inc.	243,988
4,522	Carrefour SA	62,638
10,570	Coles Group, Ltd.	111,178
3,355	Costco Wholesale Corp.	1,584,466
1,563	Empire Co., Ltd., Class A	38,883
11,695	Endeavour Group, Ltd.	52,404
528	George Weston, Ltd.	55,289
1,243	HelloFresh SE*	26,235
15,420	J Sainsbury plc	29,776
2,416	Jeronimo Martins SGPS SA	45,006
2,524	Kesko Oyj, Class B	46,895
1,000	Kobe Bussan Co., Ltd.	23,936
8,171	Koninklijke Ahold Delhaize NV	208,034
5,167	Kroger Co. (The)	226,056
1,246	Loblaw Cos., Ltd.	98,673
1,796	Metro, Inc.	89,943
3,324	Ocado Group plc*	17,257
5,900	Seven & I Holdings Co., Ltd.	237,030
3,825	Sysco Corp.	270,466
57,561	Tesco plc	131,769
5,796	Walgreens Boots Alliance, Inc.	181,994
11,400	Walmart, Inc.	1,478,580
500	Welcia Holdings Co., Ltd.	10,507
9,047	Woolworths Group, Ltd.	195,702

		5,558,377

Shares		Value
Common Stocks, continued
Food Products (1.7%):
3,400	Ajinomoto Co., Inc.	$92,642
4,175	Archer-Daniels-Midland Co.	335,879
3,293	Associated British Foods plc	45,899
33	Barry Callebaut AG, Registered Shares	62,062
1,032	Bunge, Ltd.	85,212
1,351	Campbell Soup Co.	63,659
3,715	Conagra Brands, Inc.	121,220
4,903	Danone SA	230,979
4,576	General Mills, Inc.	350,567
1,108	Hershey Co. (The)	244,281
2,218	Hormel Foods Corp.	100,786
476	JDE Peet’s NV	13,882
815	JM Smucker Co. (The)	111,989
1,968	Kellogg Co.	137,091
1,279	Kerry Group plc, Class A	113,606
1,300	Kikkoman Corp.	73,100
5,513	Kraft Heinz Co. (The)	183,859
7	Lindt & Spruengli AG	67,651
1,974	McCormick & Co.	140,687
800	Meiji Holdings Co., Ltd.	35,492
10,390	Mondelez International, Inc., Class A	569,684
3,271	Mowi ASA	41,470
21,423	Nestle SA	2,320,145
700	Nisshin Seifun Group, Inc.^	7,108
300	Nissin Foods Holdings Co., Ltd.	20,830
5,748	Orkla ASA, Class A	41,758
461	Salmar ASA	15,534
2,279	Saputo, Inc.	54,335
2,173	Tyson Foods, Inc., Class A	143,266
68,033	WH Group, Ltd.	42,797
18,000	Wilmar International, Ltd.	47,933
900	Yakult Honsha Co., Ltd.	52,342

		5,967,745

Gas Utilities (0.1%):
1,545	AltaGas, Ltd.	29,587
8,525	APA Group	52,041
960	Atmos Energy Corp.	97,776
595	Enagas SA	9,182
83,117	Hong Kong & China Gas Co., Ltd.	73,018
985	Naturgy Energy Group SA	22,703
3,600	Osaka Gas Co., Ltd.	54,211
14,344	Snam SpA	57,935
3,500	Tokyo Gas Co., Ltd.	59,119
1,451	UGI Corp.	46,911

		502,483

Health Care Equipment & Supplies (2.8%):
13,314	Abbott Laboratories	1,288,263
342	ABIOMED, Inc.*	84,016
3,712	Alcon, Inc.	215,005
536	Align Technology, Inc.*	111,011
1,400	Asahi Intecc Co., Ltd.	22,154
3,685	Baxter International, Inc.	198,474
2,120	Becton Dickinson & Co.	472,400
245	BioMerieux	19,303
11,047	Boston Scientific Corp.*	427,850
372	Carl Zeiss Meditec AG	39,169
451	Cochlear, Ltd.	55,716
934	Coloplast A/S, Class B	94,444
393	Cooper Cos., Inc. (The)	103,713
5,242	Danaher Corp.	1,353,956
1,001	Demant A/S*	24,672
1,576	DENTSPLY SIRONA, Inc.	44,680
2,996	Dexcom, Inc.*	241,298
233	DiaSorin SpA	26,032

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,717	Edwards Lifesciences Corp.*	$389,766
4,138	Fisher & Paykel Healthcare Corp., Ltd.	42,648
1,920	Getinge AB, Class B	32,972
843	GN Store Nord A/S	14,687
1,763	Hologic, Inc.*	113,749
2,800	Hoya Corp.	269,243
612	IDEXX Laboratories, Inc.*	199,390
555	Insulet Corp.*	127,317
2,671	Intuitive Surgical, Inc.*	500,652
7,129	Koninklijke Philips NV	110,102
395	Masimo Corp.*	55,758
10,103	Medtronic plc	815,817
595	Novocure, Ltd.*	45,208
9,700	Olympus Corp.	186,710
1,148	ResMed, Inc.	250,608
198	Sartorius AG	69,145
2,110	Siemens Healthineers AG	91,384
6,641	Smith & Nephew plc	76,599
440	Sonova Holding AG	96,780
806	STERIS plc	134,022
860	Straumann Holding AG, Class R	78,284
2,552	Stryker Corp.	516,882
1,100	Sysmex Corp.	59,210
354	Teleflex, Inc.	71,317
4,800	Terumo Corp.	135,468
551	West Pharmaceutical Services, Inc.	135,590
1,644	Zimmer Biomet Holdings, Inc.	171,880

		9,613,344

Health Care Providers & Services (2.5%):
1,218	AmerisourceBergen Corp.	164,832
845	Amplifon SpA	22,125
1,945	Cardinal Health, Inc.	129,693
4,412	Centene Corp.*	343,298
2,374	Cigna Corp.	658,714
9,867	CVS Health Corp.	941,016
457	DaVita, Inc.*	37,826
1,840	Elevance Health, Inc.	835,802
1,484	Fresenius Medical Care AG & Co., KGaA	42,173
3,378	Fresenius SE & Co. KGaA	72,343
1,763	HCA Healthcare, Inc.	324,022
997	Henry Schein, Inc.*	65,573
943	Humana, Inc.	457,534
729	Laboratory Corp. of America Holdings	149,306
1,112	McKesson Corp.	377,935
453	Molina Healthcare, Inc.*	149,417
904	Quest Diagnostics, Inc.	110,912
1,328	Ramsay Health Care, Ltd.	48,694
3,322	Sonic Healthcare, Ltd.	64,625
7,092	UnitedHealth Group, Inc.	3,581,744
521	Universal Health Services, Inc., Class B	45,942

		8,623,526

Health Care Technology (0.1%):
3,600	M3, Inc.	99,282
1,250	Teladoc Health, Inc.*	31,688
1,069	Veeva Systems, Inc., Class A*	176,257

		307,227

Hotels, Restaurants & Leisure (1.8%):
1,592	Accor SA*	33,234
2,885	Airbnb, Inc., Class A*	303,040
1,529	Aramark	47,705

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,751	Aristocrat Leisure, Ltd.	$99,128
310	Booking Holdings, Inc.*	509,395
1,690	Caesars Entertainment, Inc.*	54,519
6,658	Carnival Corp., Class A*	46,806
213	Chipotle Mexican Grill, Inc.*	320,088
13,191	Compass Group plc	263,618
888	Darden Restaurants, Inc.	112,172
580	Domino’s Pizza Enterprises, Ltd.	18,984
260	Domino’s Pizza, Inc.	80,652
4,276	Entain plc	51,338
1,406	Evolution AB	110,783
1,136	Expedia Group, Inc.*	106,432
1,257	Flutter Entertainment plc*	137,300
16,000	Galaxy Entertainment Group, Ltd.	93,424
25,500	Genting Singapore, Ltd.	13,874
2,143	Hilton Worldwide Holdings, Inc.	258,489
1,297	InterContinental Hotels Group plc	62,210
883	La Francaise des Jeux SAEM	26,123
2,602	Las Vegas Sands Corp.*	97,627
20,492	Lottery Corp., Ltd. (The)*	54,427
2,158	Marriott International, Inc., Class A	302,422
5,583	McDonald’s Corp.	1,288,221
300	McDonald’s Holdings Co., Ltd.	10,452
2,452	MGM Resorts International	72,873
1,400	Oriental Land Co., Ltd.	190,810
2,135	Restaurant Brands International, Inc.	113,539
1,827	Royal Caribbean Cruises, Ltd.*	69,243
22,400	Sands China, Ltd.*	55,462
818	Sodexo SA	61,512
8,716	Starbucks Corp.	734,410
297	Vail Resorts, Inc.	64,045
1,244	Whitbread plc	31,759
962	Wynn Resorts, Ltd.*	60,635
2,205	Yum! Brands, Inc.	234,480

		6,191,231

Household Durables (0.5%):
6,179	Barratt Developments plc	23,401
1,048	Berkeley Group Holdings plc	38,406
2,557	DR Horton, Inc.	172,214
2,085	Electrolux AB, Class B	21,606
1,260	Garmin, Ltd.	101,191
600	Iida Group Holdings Co., Ltd.^	8,152
1,999	Lennar Corp., Class A	149,025
380	Mohawk Industries, Inc.*	34,652
2,638	Newell Brands, Inc.	36,642
22	NVR, Inc.*	87,716
700	Open House Co., Ltd.	23,727
15,600	Panasonic Holdings Corp.	109,566
2,260	Persimmon plc	31,106
1,687	PulteGroup, Inc.	63,263
256	SEB SA	16,055
3,500	Sekisui Chemical Co., Ltd.	42,846
4,500	Sekisui House, Ltd.	74,747
1,000	Sharp Corp.^	5,976
9,400	Sony Group Corp.	605,089
33,694	Taylor Wimpey plc	32,850
460	Whirlpool Corp.	62,013

		1,740,243

Household Products (1.1%):
1,959	Church & Dwight Co., Inc.	139,951
1,001	Clorox Co. (The)	128,518
6,011	Colgate-Palmolive Co.	422,273
4,830	Essity AB, Class B	95,390
644	Henkel AG & Co. KGaA	36,753
2,592	Kimberly-Clark Corp.	291,704

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Products, continued
18,202	Procter & Gamble Co. (The)	$2,298,002
5,357	Reckitt Benckiser Group plc	353,971
3,000	Unicharm Corp.	98,074

		3,864,636

Independent Power and Renewable Electricity Producers (0.1%):
4,828	AES Corp. (The)	109,113
787	Brookfield Renewable Corp., Class A	25,721
2,012	EDP Renovaveis SA	41,345
6,904	Meridian Energy, Ltd.	18,555
2,059	Northland Power, Inc.	60,300
254	Uniper SE^	963
3,098	Vistra Corp.	65,058

		321,055

Industrial Conglomerates (1.1%):
4,214	3M Co.	465,647
397	Carlisle Cos., Inc.	111,323
21,000	CK Hutchison Holdings, Ltd.	115,326
654	DCC plc	34,016
8,386	General Electric Co.	519,177
7,400	Hitachi, Ltd.	313,376
5,196	Honeywell International, Inc.	867,576
1,007	Investment AB Latour, Class B	16,534
1,100	Jardine Matheson Holdings, Ltd.	55,689
7,500	Keppel Corp., Ltd.	36,020
1,957	Lifco AB, Class B	27,030
29,985	Melrose Industries plc	33,471
340	Rheinmetall AG	52,655
812	Roper Technologies, Inc.	292,028
5,769	Siemens AG	570,892
2,548	Smiths Group plc	42,693
3,100	Toshiba Corp.	110,429

		3,663,882

Insurance (3.2%):
1,782	Admiral Group plc	37,810
12,269	Aegon NV	48,751
4,770	Aflac, Inc.	268,074
1,180	Ageas NV	42,807
91,800	AIA Group, Ltd.	762,199
101	Alleghany Corp.*	84,776
3,061	Allianz SE+	484,332
2,054	Allstate Corp. (The)	255,785
506	American Financial Group, Inc.	62,203
5,937	American International Group, Inc.	281,889
1,598	Aon plc, Class A	428,056
2,711	Arch Capital Group, Ltd.*	123,459
1,535	Arthur J. Gallagher & Co.	262,823
8,867	Assicurazioni Generali SpA	120,673
407	Assurant, Inc.	59,125
20,405	Aviva plc	87,624
14,359	AXA SA	314,339
296	Baloise Holding AG	37,743
1,810	Brown & Brown, Inc.	109,469
3,269	Chubb, Ltd.	594,566
1,198	Cincinnati Financial Corp.	107,305
6,900	Dai-ichi Life Holdings, Inc.	109,694
116	Erie Indemnity Co., Class A	25,788
281	Everest Re Group, Ltd.	73,746
188	Fairfax Financial Holdings, Ltd.	85,873
1,917	Fidelity National Financial, Inc.	69,395
1,848	Gjensidige Forsikring ASA	31,639
676	Globe Life, Inc.	67,397
1,806	Great-West Lifeco, Inc.	38,991
437	Hannover Rueck SE	65,988

Shares		Value
Common Stocks, continued
Insurance, continued
2,596	Hartford Financial Services Group, Inc. (The)	$160,796
648	IA Financial Corp., Inc.	32,930
16,579	Insurance Australia Group, Ltd.	48,806
1,399	Intact Financial Corp.	198,009
18,100	Japan Post Holdings Co., Ltd.	119,868
1,700	Japan Post Insurance Co., Ltd.	23,819
47,860	Legal & General Group plc	114,503
1,326	Lincoln National Corp.	58,225
1,606	Loews Corp.	80,043
14,122	Manulife Financial Corp.	221,666
106	Markel Corp.*	114,927
3,785	Marsh & McLennan Cos., Inc.	565,063
25,594	Medibank Private, Ltd.	56,866
5,192	MetLife, Inc.	315,570
3,200	MS&AD Insurance Group Holdings, Inc.^	84,696
1,058	Muenchener Rueckversicherungs-Gesellschaft AG	255,878
2,086	NN Group NV	81,177
6,201	Phoenix Group Holdings plc	36,095
4,829	Poste Italiane SpA	36,469
4,218	Power Corp. of Canada	95,067
1,871	Principal Financial Group, Inc.	134,993
4,465	Progressive Corp. (The)	518,878
2,777	Prudential Financial, Inc.	238,211
21,399	Prudential PLC	210,199
10,467	QBE Insurance Group, Ltd.	77,303
3,651	Sampo Oyj, Class A	155,792
2,300	Sompo Holdings, Inc.	91,680
4,504	Sun Life Financial, Inc.	179,123
9,098	Suncorp Group, Ltd.	58,042
244	Swiss Life Holding AG	107,526
2,253	Swiss Re AG	165,528
5,000	T&D Holdings, Inc.	47,289
13,500	Tokio Marine Holdings, Inc.	239,977
1,770	Travelers Cos., Inc. (The)	271,164
2,488	Tryg A/S	51,142
879	Willis Towers Watson plc	176,626
1,540	WR Berkley Corp.	99,453
1,161	Zurich Insurance Group AG	461,619

		11,127,337

Interactive Media & Services (3.3%):
1,569	Adevinta ASA*	9,210
45,467	Alphabet, Inc., Class A*	4,348,918
42,612	Alphabet, Inc., Class C*	4,097,144
6,294	Auto Trader Group plc	35,677
729	IAC/InterActiveCorp.*	40,372
500	Kakaku.com, Inc.	8,408
2,194	Match Group, Inc.*	104,763
17,285	Meta Platforms, Inc., Class A*	2,345,229
3,939	Pinterest, Inc., Class A*	91,779
488	REA Group, Ltd.	35,394
483	Scout24 AG	24,472
3,100	Seek, Ltd.	37,501
8,297	Snap, Inc., Class A*	81,476
4,990	Twitter, Inc.*	218,762
19,800	Z Holdings Corp.	51,457
1,887	ZoomInfo Technologies, Inc.*	78,612

		11,609,174

Internet & Direct Marketing Retail (2.6%):
69,222	Amazon.com, Inc.*	7,822,086
819	Chewy, Inc., Class A*^	25,160
1,451	Delivery Hero SE*	53,726
1,488	DoorDash, Inc., Class A*	73,581

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
4,317	eBay, Inc.	$158,909
1,029	Etsy, Inc.*	103,034
1,296	Just Eat Takeaway*	19,756
341	MercadoLibre, Inc.*	282,273
6,165	Prosus NV	321,234
8,000	Rakuten, Inc.	34,325
553	Wayfair, Inc., Class A*^	18,000
1,812	Zalando SE*	35,922
1,200	ZOZO, Inc.	23,935

		8,971,941

IT Services (3.6%):
4,769	Accenture plc, Class A	1,227,064
160	Adyen NV*	199,018
1,478	Affirm Holdings, Inc.*	27,727
1,286	Akamai Technologies, Inc.*	103,292
3,441	Amadeus IT Group SA*	159,256
3,184	Automatic Data Processing, Inc.	720,189
589	Bechtle AG	21,427
1,147	Black Knight, Inc.*	74,245
610	Block, Inc.*	31,582
3,333	Block, Inc.*	183,282
921	Broadridge Financial Solutions, Inc.	132,919
1,256	Capgemini SA	200,692
1,784	CGI, Inc.*	134,317
3,973	Cognizant Technology Solutions Corp., Class A	228,209
3,893	Computershare, Ltd.	61,726
1,792	Edenred	82,354
412	EPAM Systems, Inc.*	149,222
4,676	Fidelity National Information Services, Inc.	353,365
4,656	Fiserv, Inc.*	435,662
548	FleetCor Technologies, Inc.*	96,541
1,500	Fujitsu, Ltd.	161,786
584	Gartner, Inc.*	161,587
2,179	Global Payments, Inc.	235,441
200	GMO Payment Gateway, Inc.	13,516
1,211	GoDaddy, Inc., Class A*	85,836
6,797	International Business Machines Corp.	807,552
800	Itochu Techno-Solutions Corp.	18,662
546	Jack Henry & Associates, Inc.	99,519
6,583	Mastercard, Inc., Class A	1,871,810
523	MongoDB, Inc.*	103,847
4,062	Nexi SpA*	32,795
2,520	Nomura Research Institute, Ltd.	61,944
4,600	NTT Data Corp.	59,458
340	Nuvei Corp.*	9,189
600	OBIC Co., Ltd.	79,563
1,193	Okta, Inc.*	67,846
1,100	Otsuka Corp.	34,095
2,420	Paychex, Inc.	271,548
8,255	PayPal Holdings, Inc.*	710,508
900	SCSK Corp.	13,506
8,478	Shopify, Inc., Class A*	228,277
1,688	Snowflake, Inc., Class A*	286,892
1,600	TIS, Inc.	42,490
1,365	Twilio, Inc., Class A*	94,376
709	VeriSign, Inc.*	123,153
12,386	Visa, Inc., Class A	2,200,373
2,632	Western Union Co. (The.)	35,532
514	Wix.com, Ltd.*	40,210
2,032	Worldline SA*	79,450

		12,652,850

Shares		Value
Common Stocks, continued
Leisure Products (0.1%):
1,400	Bandai Namco Holdings, Inc.	$91,451
298	BRP, Inc.	18,358
961	Hasbro, Inc.	64,791
600	Shimano, Inc.	94,574
1,200	Yamaha Corp.	42,742

		311,916

Life Sciences Tools & Services (1.0%):
2,227	Agilent Technologies, Inc.	270,692
4,207	Avantor, Inc.*	82,457
260	Bachem Holding AG, Registered B	16,177
171	Bio-Rad Laboratories, Inc., Class A*	71,331
305	Bio-Techne Corp.	86,620
403	Charles River Laboratories International, Inc.*	79,311
1,012	Eurofins Scientific SE	60,001
1,164	Illumina, Inc.*	222,080
1,477	IQVIA Holdings, Inc.*	267,544
567	Lonza Group AG	275,793
170	Mettler-Toledo International, Inc.*	184,300
894	PerkinElmer, Inc.	107,575
1,659	Qiagen NV*	69,803
206	Sartorius Stedim Biotech	62,963
2,960	Thermo Fisher Scientific, Inc.	1,501,282
450	Waters Corp.*	121,289

		3,479,218

Machinery (1.8%):
2,154	Alfa Laval AB	53,243
2,573	Alstom SA^	41,368
19,923	Atlas Copco AB, Class A*	184,586
11,256	Atlas Copco AB, Class B	93,180
4,033	Caterpillar, Inc.	661,735
7,981	CNH Industrial NV	89,087
1,049	Cummins, Inc.	213,482
700	Daifuku Co., Ltd.	32,898
3,580	Daimler Truck Holding AG*	81,919
2,190	Deere & Co.	731,219
1,024	Dover Corp.	119,378
5,056	Epiroc AB, Class A	72,357
2,200	Epiroc AB, Class B	27,685
1,400	FANUC Corp.	193,700
2,617	Fortive Corp.	152,571
1,430	GEA Group AG	46,755
800	Hitachi Construction Machinery Co., Ltd.^	14,866
600	Hoshizaki Corp.	16,608
2,525	Husqvarna AB, Class B	13,923
593	IDEX Corp.	118,511
2,366	Illinois Tool Works, Inc.	427,418
3,004	Ingersoll-Rand, Inc.	129,953
667	Kion Group AG	12,923
670	Knorr-Bremse AG	29,044
7,100	Komatsu, Ltd.	128,414
2,390	Kone Oyj, Class B	92,022
8,300	Kubota Corp.	115,113
1,000	Kurita Water Industries, Ltd.	35,272
1,500	Makita Corp.	29,088
3,400	MINEBEA MITSUMI, Inc.	50,435
2,600	Misumi Group, Inc.	55,325
2,300	Mitsubishi Heavy Industries, Ltd.	76,693
1,400	NGK Insulators, Ltd.	17,455
411	Nordson Corp.	87,243
3,212	Otis Worldwide Corp.	204,926
2,625	PACCAR, Inc.	219,686
982	Parker-Hannifin Corp.	237,948
1,194	Pentair PLC	48,512

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
32	Rational AG	$15,627
8,277	Sandvik AB	112,770
275	Schindler Holding AG	42,666
187	Schindler Holding AG, Registered Shares	28,116
3,527	SKF AB, Class B	47,187
400	SMC Corp.	161,392
388	Snap-On, Inc.	78,124
556	Spirax-Sarco Engineering plc	63,853
1,129	Stanley Black & Decker, Inc.	84,912
10,500	Techtronic Industries Co., Ltd.	99,201
227	VAT Group AG	45,838
1,851	Volvo AB, Class A	27,428
11,010	Volvo AB, Class B	155,434
4,375	Wartsila Oyj Abp, Class B^	27,869
1,375	Westinghouse Air Brake Technologies Corp.	111,856
1,271	Xylem, Inc.	111,035
2,200	Yaskawa Electric Corp.	63,514

		6,233,363

Marine (0.1%):
20	A.P. Moeller - Maersk A/S, Class A	35,252
39	A.P. Moeller - Maersk A/S, Class B	70,659
408	Kuehne + Nagel International AG	82,688
2,700	Mitsui O.S.K. Lines, Ltd.^	48,500
3,600	Nippon Yusen KK^	61,490
12,000	SITC International Holdings Co., Ltd.	21,978
656	ZIM Integrated Shipping Services, Ltd.^	15,416

		335,983

Media (0.7%):
50	Cable One, Inc.	42,652
899	Charter Communications, Inc., Class A*	272,712
34,024	Comcast Corp., Class A	997,924
3,700	Cyberagent, Inc.	30,822
2,000	Dentsu Group, Inc.	56,948
2,260	DISH Network Corp., Class A*	31,256
2,345	Fox Corp., Class A	71,945
968	Fox Corp., Class B	27,588
1,700	Hakuhodo DY Holdings, Inc.	11,992
10,971	Informa plc	63,190
2,935	Interpublic Group of Cos., Inc. (The)	75,136
991	Liberty Broadband Corp., Class C*	73,136
914	Liberty Global plc, Class A*	14,249
1,069	Liberty Media Corp.-Liberty SiriusXM, Class C*	40,312
361	Liberty Media Corp-Liberty SiriusXM, Class A*	13,743
2,449	News Corp., Class A	37,004
1,573	Omnicom Group, Inc.	99,241
4,820	Pearson plc	46,183
1,673	Publicis Groupe SA	79,151
675	Quebecor, Inc., Class B	12,447
3,346	Shaw Communications, Inc., Class B	81,373
6,283	Sirius XM Holdings, Inc.^	35,876
4,613	ViacomCBS, Inc., Class B	87,832
9,369	WPP plc	77,515

		2,380,227

Metals & Mining (1.5%):
3,422	Agnico Eagle Mines, Ltd.	144,590
1,443	Alcoa Corp.	48,571
—	Alleima AB*	—
9,765	Anglo American plc	294,918

Shares		Value
Common Stocks, continued
Metals & Mining, continued
3,645	Antofagasta plc	$44,952
4,446	ArcelorMittal SA	88,898
12,771	Barrick Gold Corp.	197,963
38,159	BHP Group, Ltd.	950,124
2,969	BlueScope Steel, Ltd.	28,717
2,098	Boliden AB	64,918
4,103	Cleveland-Cliffs, Inc.*	55,267
15,792	Evolution Mining, Ltd.	20,820
4,279	First Quantum Minerals, Ltd.	72,649
12,339	Fortescue Metals Group, Ltd.	132,211
1,429	Franco-Nevada Corp.	170,710
11,134	Freeport-McMoRan, Inc.	304,292
74,681	Glencore plc	394,266
1,100	Hitachi Metals, Ltd.*	16,541
4,254	Ivanhoe Mines, Ltd., Class A*	27,381
4,800	JFE Holdings, Inc.^	44,684
11,630	Kinross Gold Corp.	43,785
4,089	Lundin Mining Corp.	20,664
1,374	Mineral Resources, Ltd.	57,502
6,151	Newcrest Mining, Ltd.	66,908
5,797	Newmont Corp.	243,648
6,300	Nippon Steel Corp.^	87,702
10,117	Norsk Hydro ASA	54,453
10,215	Northern Star Resources, Ltd.	51,487
2,004	Nucor Corp.	214,408
1,988	Pan American Silver Corp.	31,608
8,628	Rio Tinto plc	467,216
2,928	Rio Tinto, Ltd.	174,213
33,569	South32, Ltd.	77,573
1,560	Steel Dynamics, Inc.	110,682
1,800	Sumitomo Metal & Mining Co., Ltd.	51,875
3,432	Teck Cominco, Ltd., Class B	104,386
522	Voestalpine AG	8,827
3,566	Wheaton Precious Metals Corp.	115,485

		5,084,894

Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
3,231	Annaly Capital Management, Inc.	55,444

Multiline Retail (0.5%):
380	Canadian Tire Corp., Class A	40,457
1,733	Dollar General Corp.	415,677
1,738	Dollar Tree, Inc.*	236,542
2,154	Dollarama, Inc.	123,669
1,084	Next plc	57,581
2,700	Pan Pacific International Holdings Corp.	47,451
3,445	Target Corp.	511,204
8,710	Wesfarmers, Ltd.	236,664

		1,669,245

Multi-Utilities (0.9%):
5,519	Algonquin Power & Utilities Corp.	60,297
2,032	Ameren Corp.	163,678
993	Canadian Utilities, Ltd., Class A	25,831
4,513	CenterPoint Energy, Inc.	127,176
2,272	CMS Energy Corp.	132,321
2,627	Consolidated Edison, Inc.	225,291
6,243	Dominion Energy, Inc.	431,454
1,419	DTE Energy Co.	163,256
16,775	E.ON SE	129,809
13,314	Engie Group	152,740
27,699	National Grid plc	285,784
2,801	NiSource, Inc.	70,557
3,719	Public Service Enterprise Group, Inc.	209,119
4,789	RWE AG	176,184

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Multi-Utilities, continued
2,386	Sempra Energy	$357,757
5,246	Veolia Environnement SA	99,518
2,413	WEC Energy Group, Inc.	215,795

		3,026,567

Oil, Gas & Consumable Fuels (4.9%):
2,453	Aker BP ASA	70,374
2,317	Ampol, Ltd.	42,771
2,715	APA Corp.	92,826
5,374	ARC Resources, Ltd.	64,549
146,251	BP plc	695,317
2,896	Cameco Corp.	76,866
8,836	Canadian Natural Resources, Ltd.	411,349
10,929	Cenovus Energy, Inc.	167,907
1,707	Cheniere Energy, Inc.	283,208
14,094	Chevron Corp.	2,024,885
9,764	ConocoPhillips	999,248
5,813	Coterra Energy, Inc.	151,836
4,680	Devon Energy Corp.	281,408
1,284	Diamondback Energy, Inc.	154,671
15,266	Enbridge, Inc.	566,120
22,150	ENEOS Holdings, Inc.^	71,533
18,950	ENI SpA	201,289
4,358	EOG Resources, Inc.	486,919
2,651	EQT Corp.	108,028
7,550	Equinor ASA	249,159
31,817	Exxon Mobil Corp.	2,777,942
2,889	Galp Energia SGPS SA	27,684
2,111	Hess Corp.	230,078
1,482	Idemitsu Kosan Co., Ltd.	32,071
1,615	Imperial Oil, Ltd.	69,934
7,500	INPEX Corp.	70,374
2,058	Keyera Corp.	42,376
14,817	Kinder Morgan, Inc.	246,555
5,622	Marathon Oil Corp.	126,945
4,156	Marathon Petroleum Corp.	412,816
3,389	Neste Oyj	146,962
7,166	Occidental Petroleum Corp.	440,351
1,361	OMV AG	48,978
3,289	ONEOK, Inc.	168,528
1,471	Parkland Corp.	31,524
4,263	Pembina Pipeline Corp.	129,507
3,584	Phillips 66	289,301
1,730	Pioneer Natural Resources Co.	374,597
11,515	Repsol SA	132,490
24,668	Santos, Ltd.	111,702
55,717	Shell plc	1,385,940
10,548	Suncor Energy, Inc.	297,073
1,697	Targa Resources Corp.	102,397
7,383	TC Energy Corp.^	297,415
48	Texas Pacific Land Corp.	85,307
18,785	TotalEnergies SE	884,075
2,246	Tourmaline Oil Corp.	116,739
3,156	Valero Energy Corp.	337,219
1,889	Washington H. Soul Pattinson & Co., Ltd.	32,140
9,461	Williams Cos., Inc.	270,868
14,440	Woodside Energy Group, Ltd.	296,343

		17,216,494

Paper & Forest Products (0.1%):
734	Holmen AB, B Shares	27,945
3,443	Mondi plc	53,171
8,500	Oji Holdings Corp.	31,644
4,244	Stora Enso Oyj, Class R	54,119
4,358	Svenska Cellulosa AB SCA, Class B	55,295
4,277	UPM-Kymmene Oyj	135,891

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
391	West Fraser Timber Co., Ltd.	$28,289

		386,354

Personal Products (0.7%):
702	Beiersdorf AG	69,456
1,725	Estee Lauder Cos., Inc. (The), Class A	372,427
39,256	Haleon PLC*	121,434
3,500	Kao Corp.	141,939
200	Kobayashi Pharmaceutical Co., Ltd.	11,662
300	Kose Corp.	30,543
1,827	L’Oreal SA	581,662
3,200	Shiseido Co., Ltd.	112,025
19,184	Unilever plc	843,901

		2,285,049

Pharmaceuticals (5.7%):
14,300	Astellas Pharma, Inc.	189,049
11,771	AstraZeneca plc	1,294,163
2,794	Bausch Health Cos., Inc.*	19,298
7,534	Bayer AG, Registered Shares	347,626
16,105	Bristol-Myers Squibb Co.	1,144,904
1,386	Catalent, Inc.*	100,291
5,400	Chugai Pharmaceutical Co., Ltd.	134,852
13,600	Daiichi Sankyo Co., Ltd.	378,362
1,700	Eisai Co., Ltd.	91,199
3,147	Elanco Animal Health, Inc.*	39,054
6,122	Eli Lilly & Co.	1,979,549
30,172	GSK PLC	439,988
1,106	Hikma Pharmaceuticals plc	16,742
1,722	Horizon Therapeutics plc*	106,575
283	Ipsen SA	26,133
423	Jazz Pharmaceuticals plc*	56,382
19,892	Johnson & Johnson	3,249,557
2,500	Kyowa Kirin Co., Ltd.	57,359
19,131	Merck & Co., Inc.	1,647,562
999	Merck KGaA	163,016
200	Nippon Shinyaku Co., Ltd.	10,147
16,314	Novartis AG, Registered Shares	1,243,921
12,536	Novo Nordisk A/S, Class B	1,249,744
2,500	Ono Pharmaceutical Co., Ltd.	58,163
612	Orion Oyj, Class B	25,791
2,900	Otsuka Holdings Co., Ltd.	91,995
42,307	Pfizer, Inc.	1,851,354
990	Recordati SpA	36,363
187	Roche Holding AG	72,878
5,317	Roche Holding AG	1,734,007
2,394	Royalty Pharma plc, Class A	96,191
8,622	Sanofi	657,934
2,000	Shionogi & Co., Ltd.	96,767
11,750	Takeda Pharmacuetical Co., Ltd.	305,215
5,622	Teva Pharmaceutical Industries, Ltd., ADR*	45,370
950	UCB SA	65,696
9,546	Viatris, Inc.	81,332
3,531	Zoetis, Inc.	523,612

		19,728,141

Professional Services (0.8%):
1,432	Adecco Group AG	39,331
973	Booz Allen Hamilton Holding Corp.	89,857
1,956	Bureau Veritas SA	43,675
3,091	Clarivate plc*	29,024
2,990	CoStar Group, Inc.*	208,253
922	Equifax, Inc.	158,058
6,700	Experian plc	196,381
1,287	Intertek Group plc	52,936

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
1,024	Jacobs Solutions, Inc.	$111,094
995	Leidos Holdings, Inc.	87,033
2,800	Nihon M&A Center, Inc.	31,678
1,300	Persol Holdings Co., Ltd.	23,696
1,105	Randstad NV^	47,776
10,600	Recruit Holdings Co., Ltd.	305,992
14,545	RELX plc	355,001
825	Robert Half International, Inc.	63,112
47	SGS SA, Registered Shares	100,414
412	Teleperformance	104,073
1,374	Thomson Reuters Corp.	141,061
1,541	TransUnion	91,674
1,226	Verisk Analytics, Inc.	209,070
2,011	Wolters Kluwer NV	195,764

		2,684,953

Real Estate Management & Development (0.5%):
9,234	Aroundtown SA	20,372
116	Azrieli Group	7,921
24,400	Capitaland Investment, Ltd.	58,787
2,563	CBRE Group, Inc., Class A*	173,028
3,700	City Developments, Ltd.	19,511
14,000	CK Asset Holdings, Ltd.	84,010
200	Daito Trust Construction Co., Ltd.	18,782
4,200	Daiwa House Industry Co., Ltd.^	85,604
18,800	ESR Cayman, Ltd.	47,422
3,858	Fastighets AB Balder, B Shares*	15,256
257	FirstService Corp.	30,596
11,000	Hang Lung Properties, Ltd.	17,957
13,324	Henderson Land Development Co., Ltd.	37,190
6,600	Hongkong Land Holdings, Ltd.	28,953
2,400	Hulic Co., Ltd.	17,662
666	LEG Immobilien SE	40,067
4,109	Lend Lease Group	23,233
9,300	Mitsubishi Estate Co., Ltd.	122,042
7,400	Mitsui Fudosan Co., Ltd.	141,079
8,827	New World Development Co., Ltd.	24,942
1,000	Nomura Real Estate Holdings, Inc.	22,673
1,352	Sagax AB, Class B	22,267
24,117	Sino Land Co., Ltd.	31,739
2,100	Sumitomo Realty & Development Co., Ltd.	47,826
10,000	Sun Hung Kai Properties, Ltd.	109,955
5,000	Swire Pacific, Ltd., Class A	37,314
9,200	Swire Properties, Ltd.	19,771
702	Swiss Prime Site AG	55,855
1,769	UOL Group, Ltd.	8,158
5,641	Vonovia SE	122,751
15,000	Wharf Real Estate Investment Co., Ltd.	67,743
1,442	Zillow Group, Inc., Class C*	41,256

		1,601,722

Road & Rail (1.2%):
68	AMERCO, Inc.	34,627
11,052	Aurizon Holdings, Ltd.	24,277
4,492	Canadian National Railway Co.	485,170
7,086	Canadian Pacific Railway, Ltd.	472,778
1,100	Central Japan Railway Co.	128,883
16,445	CSX Corp.	438,095
1,371	DSV A/S	158,937
2,300	East Japan Railway Co.^	118,093
8,772	Grab Holdings, Ltd.*	23,070
2,100	Hankyu Hanshin Holdings, Inc.	63,218
653	J.B. Hunt Transport Services, Inc.	102,142
1,000	Keio Corp.	36,177

Shares		Value
Common Stocks, continued
Road & Rail, continued
900	Keisei Electric Railway Co., Ltd.	$24,545
1,000	Kintetsu Group Holdings Co., Ltd.	33,164
1,035	Knight-Swift Transportation Holdings, Inc.	50,643
1,897	Lyft, Inc., Class A*	24,984
10,500	MTR Corp., Ltd.	48,050
700	Nippon Express Holdings Co., Ltd.	35,400
1,774	Norfolk Southern Corp.	371,919
2,700	Odakyu Electric Railway Co., Ltd.	34,542
740	Old Dominion Freight Line, Inc.	184,090
703	TFI International, Inc.	63,627
900	Tobu Railway Co., Ltd.	21,237
4,600	Tokyu Corp.	52,425
11,124	Uber Technologies, Inc.*	294,786
4,718	Union Pacific Corp.	919,161
1,500	West Japan Railway Co.	57,495

		4,301,535

Semiconductors & Semiconductor Equipment (3.9%):
12,375	Advanced Micro Devices, Inc.*	784,080
1,400	Advantest Corp.	65,072
3,972	Analog Devices, Inc.	553,458
6,670	Applied Materials, Inc.	546,473
377	ASM International NV	84,337
3,057	ASML Holding NV	1,267,826
3,050	Broadcom, Inc.	1,354,230
200	Disco Corp.	43,589
1,033	Enphase Energy, Inc.*	286,626
1,138	Entegris, Inc.	94,477
9,771	Infineon Technologies AG	216,498
30,676	Intel Corp.	790,521
1,100	KLA Corp.	332,893
1,030	Lam Research Corp.	376,980
600	Lasertec Corp.	60,343
6,392	Marvell Technology, Inc.	274,281
4,299	Microchip Technology, Inc.	262,368
8,393	Micron Technology, Inc.	420,489
349	Monolithic Power Systems, Inc.	126,827
18,869	NVIDIA Corp.	2,290,508
1,996	NXP Semiconductors NV	294,430
3,414	ON Semiconductor Corp.*	212,795
903	Qorvo, Inc.*	71,707
8,470	Qualcomm, Inc.	956,941
8,700	Renesas Electronics Corp.*	72,517
800	ROHM Co., Ltd.	52,475
1,188	Skyworks Solutions, Inc.	101,301
385	SolarEdge Technologies, Inc.*	89,112
5,179	STMicroelectronics NV	159,772
2,600	SUMCO Corp.	30,215
1,326	Teradyne, Inc.	99,649
6,966	Texas Instruments, Inc.	1,078,197
1,100	Tokyo Electron, Ltd.	272,388
853	Tower Semiconductor, Ltd.*	37,345

		13,760,720

Software (6.6%):
3,549	Adobe, Inc.*	976,685
650	ANSYS, Inc.*	144,105
930	AppLovin Corp., Class A*^	18,126
1,651	Autodesk, Inc.*	308,407
570	Avalara, Inc.*	52,326
1,063	AVEVA Group plc	37,023
1,586	Bentley Systems, Inc., Class B	48,516
627	Bill.com Holdings, Inc.*	82,996
4,940	BlackBerry, Ltd.*	23,284
2,122	Cadence Design Systems, Inc.*	346,798

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
1,003	Ceridian HCM Holding, Inc.*	$56,048
748	Check Point Software Technologies, Ltd.*	83,791
905	Citrix Systems, Inc.	94,120
1,927	Cloudflare, Inc., Class A*	106,582
160	Constellation Software, Inc.	222,657
667	Coupa Software, Inc.*	39,220
1,478	Crowdstrike Holdings, Inc., Class A*	243,589
382	CyberArk Software, Ltd.*	57,277
5,166	Dassault Systemes SE	177,548
1,767	Datadog, Inc., Class A*	156,874
1,635	DocuSign, Inc.*	87,423
1,999	Dropbox, Inc., Class A*	41,419
1,323	Dynatrace, Inc.*	46,054
188	Fair Isaac Corp.*	77,458
5,235	Fortinet, Inc.*	257,196
735	Guidewire Software, Inc.*	45,261
370	HubSpot, Inc.*	99,944
2,014	Intuit, Inc.	780,062
911	Lightspeed Commerce, Inc.*	16,034
53,711	Microsoft Corp.	12,509,292
423	Nemetschek SE	20,366
487	Nice, Ltd.*	92,263
4,346	NortonLifeLock, Inc.	87,528
2,016	Open Text Corp.	53,290
300	Oracle Corp.	15,839
11,986	Oracle Corp.	731,985
12,569	Palantir Technologies, Inc., Class A*	102,186
2,229	Palo Alto Networks, Inc.*	365,088
416	Paycom Software, Inc.*	137,276
818	PTC, Inc.*	85,563
697	RingCentral, Inc., Class A*	27,852
7,580	Sage Group plc (The)	58,305
7,465	Salesforce, Inc.*	1,073,766
7,966	SAP SE	656,577
1,524	ServiceNow, Inc.*	575,478
1,311	Splunk, Inc.*	98,587
1,810	SS&C Technologies Holdings, Inc.	86,427
1,167	Synopsys, Inc.*	356,530
617	Temenos AG	41,554
3,431	The Trade Desk, Inc., Class A*	205,002
800	Trend Micro, Inc.	43,333
326	Tyler Technologies, Inc.*	113,285
1,496	Unity Software, Inc.*^	47,663
1,648	VMware, Inc., Class A	175,446
656	WiseTech Global, Ltd.	21,542
1,476	Workday, Inc., Class A*	224,677
951	Xero, Ltd.*	43,695
886	Zendesk, Inc.*	67,425
1,593	Zoom Video Communications, Inc., Class A*	117,229
663	Zscaler, Inc.*	108,977

		23,070,849

Specialty Retail (1.6%):
492	Advance Auto Parts, Inc.	76,919
145	AutoZone, Inc.*	310,580
1,673	Bath & Body Works, Inc.	54,540
1,669	Best Buy Co., Inc.	105,715
521	Burlington Stores, Inc.*	58,295
1,320	CarMax, Inc.*	87,146
4,000	Chow Tai Fook Jewellery Group, Ltd.	7,489
400	Fast Retailing Co., Ltd.	212,602
5,397	Hennes & Mauritz AB, Class B^	49,905
100	Hikari Tsushin, Inc.	11,703
7,760	Home Depot, Inc. (The)	2,141,294

Shares		Value
Common Stocks, continued
Specialty Retail, continued
8,388	Industria de Diseno Textil SA	$173,231
17,355	JD Sports Fashion plc	18,951
12,728	Kingfisher plc	30,912
4,815	Lowe’s Cos., Inc.	904,305
700	Nitori Co., Ltd.	58,585
489	O’Reilly Automotive, Inc.*	343,938
2,619	Ross Stores, Inc.	220,703
8,796	TJX Cos., Inc. (The)	546,408
839	Tractor Supply Co.	155,953
379	Ulta Beauty, Inc.*	152,051
1,700	USS Co., Ltd.	26,168

		5,747,393

Technology Hardware, Storage & Peripherals (5.2%):
122,352	Apple, Inc.	16,909,046
2,300	Brother Industries, Ltd.	39,662
7,200	Canon, Inc.	157,051
2,057	Dell Technologies, Inc., Class C	70,288
2,900	FUJIFILM Holdings Corp.	132,725
10,343	Hewlett Packard Enterprise Co.	123,909
8,242	HP, Inc.	205,391
1,306	Logitech International SA, Class R^	59,648
1,800	NEC Corp.	57,625
1,731	NetApp, Inc.	107,062
3,600	Ricoh Co., Ltd.	26,275
1,662	Seagate Technology Holdings plc	88,468
2,200	Seiko Epson Corp.^	30,010
2,418	Western Digital Corp.*	78,706

		18,085,866

Textiles, Apparel & Luxury Goods (1.1%):
1,353	Adidas AG	156,993
2,664	Burberry Group plc	53,111
4,009	Cie Financiere Richemont SA	376,254
2,119	EssilorLuxottica SA	287,072
1,244	Gildan Activewear, Inc.	35,171
243	Hermes International SA	285,569
558	Kering	246,721
888	Lululemon Athletica, Inc.*	248,249
2,109	LVMH Moet Hennessy Louis Vuitton SA	1,239,557
1,545	Moncler SpA	63,428
9,670	NIKE, Inc., Class B	803,770
733	Pandora A/S	34,147
767	Puma SE	35,904
116	Swatch Group AG (The)	4,855
267	Swatch Group AG (The), Class B	59,975
2,243	VF Corp.	67,088

		3,997,864

Tobacco (0.7%):
13,705	Altria Group, Inc.	553,408
16,426	British American Tobacco plc	587,250
6,629	Imperial Brands plc, Class A	136,764
8,600	Japan Tobacco, Inc.	141,177
11,782	Philip Morris International, Inc.	978,024
12,075	Swedish Match AB	119,608

		2,516,231

Trading Companies & Distributors (0.6%):
1,088	AerCap Holdings NV*	46,055
3,452	Ashtead Group plc	154,082
1,133	Brenntag AG	69,126
2,452	Bunzl plc	74,603
4,413	Fastenal Co.	203,174
1,574	Ferguson plc	163,860
478	IMCD NV	56,720

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,137	Indutrade AB	$34,481
9,300	Itochu Corp.	225,425
11,600	Marubeni Corp.	101,859
9,600	Mitsubishi Corp.	263,688
10,900	Mitsui & Co., Ltd.^	233,880
1,400	MonotaRo Co., Ltd.	21,165
1,239	Reece, Ltd.	10,957
9,000	Sumitomo Corp.	112,326
731	Toromont Industries, Ltd.	50,893
1,400	Toyota Tsushu Corp.	43,464
526	United Rentals, Inc.*	142,083
355	W.W. Grainger, Inc.	173,662

		2,181,503

Transportation Infrastructure (0.1%):
546	Aena SME SA*	56,488
215	Aeroports de Paris*	24,759
3,306	Atlantia SpA	73,173
8,354	Auckland International Airport, Ltd.*	33,563
2,993	Getlink SE	46,383
23,513	Transurban Group	184,380

		418,746

Water Utilities (0.1%):
1,396	American Water Works Co., Inc.	181,703
1,666	Essential Utilities, Inc.	68,939
2,208	Severn Trent plc	57,707
4,770	United Utilities Group plc	47,225

		355,574

Wireless Telecommunication Services (0.5%):
12,500	KDDI Corp.	366,675
2,761	Rogers Communications, Inc., Class B	106,367
21,500	Softbank Corp.^	215,045
9,000	SoftBank Group Corp.	305,773
4,629	Tele2 AB	39,947
4,799	T-Mobile US, Inc.*	643,881
205,262	Vodafone Group plc	231,129

		1,908,817

Total Common Stocks (Cost $363,188,920)		344,942,395

Preferred Stocks (0.1%):
Automobiles (0.1%):
526	Bayerische Motoren Werke AG (BMW), 8.72%, 5/15/20	34,389
1,151	Porsche Automobil Holding SE, 4.40%, 5/20/20	65,555
1,475	Volkswagen AG, 6.00%, 5/8/20	182,163

		282,107

Household Products (0.0%†):
1,314	Henkel AG & Co. KGaA, 3.03%, 4/21/20	78,529

Total Preferred Stocks (Cost $589,456)		360,636

Right (0.0%†):
Commercial Services & Supplies (0.0%†):
12,324	Securitas AB, Expires on 10/12/22*	5,144

Total Right (Cost $8,681)		5,144

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.9%):
3,229,134	BlackRock Liquidity FedFund, Institutional Class , 2.77%(a)(b)	$3,229,134

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,229,134)		3,229,134

Shares		Value
Unaffiliated Investment Company (0.4%):

Money Markets (0.4%):
1,560,652	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(b)	1,560,652
Total Unaffiliated Investment Company (Cost $1,560,652)		1,560,652

Total Investment Securities (Cost $368,576,843) — 100.5%		350,097,961
Net other assets (liabilities) — (0.5)%		(1,786,390)

Net Assets — 100.0%		$348,311,571

Percentages indicated are based on net assets as of September 30, 2022.

ADR	- American Depository Receipt
REIT - Real	Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $3,029,675.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(b)	The rate represents the effective yield at September 30, 2022.

Amounts shown as “—” are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2022:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	2.1%
Austria	—%†
Belgium	0.2%
Bermuda	0.1%
Canada	3.6%
China	—%†
Denmark	0.7%
Finland	0.3%
France	2.8%
Germany	2.0%
Hong Kong	0.8%
Ireland	0.8%
Isle of Man	—%†
Israel	0.2%
Italy	0.5%
Japan	6.0%
Jersey	—%†
Liberia	—%†
Luxembourg	0.1%
Netherlands	1.9%
New Zealand	0.1%
Norway	0.2%
Panama	—%†
Portugal	—%†
Singapore	0.4%
Spain	0.6%
Sweden	0.8%
Switzerland	3.2%
United Kingdom	4.1%
United States	68.4%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	12/16/22	10	$324,838	$2,042
FTSE 100 Index December Futures (British Pounds)	12/16/22	4	308,745	(1,181)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	12	2,160,900	(32,779)
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/7/22	2	179,531	(3,267)

				$(35,185)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.8%):
Aerospace & Defense (0.9%):
2,208	Axon Enterprise, Inc.*	$255,576
7,054	Boeing Co. (The)*	854,098
1,504	BWX Technologies, Inc.	75,757
1,779	HEICO Corp.	256,140
3,124	HEICO Corp., Class A	358,073
1,541	Howmet Aerospace, Inc.	47,663
366	Huntington Ingalls Industries, Inc.	81,069
9,814	Lockheed Martin Corp.	3,791,050
724	Northrop Grumman Corp.	340,512
4,182	Spirit AeroSystems Holdings, Inc., Class A	91,669
819	TransDigm Group, Inc.	429,828

		6,581,435

Air Freight & Logistics (0.7%):
1,426	C.H. Robinson Worldwide, Inc.	137,338
2,179	Expeditors International of Washington, Inc.	192,428
486	GXO Logistics, Inc.*	17,039
27,094	United Parcel Service, Inc., Class B	4,376,765
329	XPO Logistics, Inc.*	14,647

		4,738,217

Airlines (0.1%):
26,272	Delta Air Lines, Inc.*	737,192

Auto Components (0.0%†):
2,867	Aptiv plc*	224,228

Automobiles (4.0%):
21,083	Lucid Group, Inc.*^	294,530
105,182	Tesla, Inc.*	27,899,525

		28,194,055

Banks (0.1%):
127	First Citizens BancShares, Inc., Class A	101,274
133	Signature Bank	20,083
1,522	SVB Financial Group*	511,057
2,796	Western Alliance Bancorp	183,809

		816,223

Beverages (2.3%):
332	Boston Beer Co., Inc. (The), Class A*	107,452
1,156	Brown-Forman Corp., Class A	78,099
4,558	Brown-Forman Corp., Class B	303,426
121,085	Coca-Cola Co. (The)	6,783,182
14,245	Monster Beverage Corp.*	1,238,745
48,302	PepsiCo, Inc.	7,885,785

		16,396,689

Biotechnology (3.0%):
73,077	AbbVie, Inc.	9,807,664
4,969	Alnylam Pharmaceuticals, Inc.*	994,595
18,604	Amgen, Inc.	4,193,342
1,336	Exact Sciences Corp.*	43,407
11,269	Exelixis, Inc.*	176,698
6,668	Incyte Corp.*	444,355
5,346	Ionis Pharmaceuticals, Inc.*	236,453
871	Moderna, Inc.*	102,996
3,097	Natera, Inc.*	135,710
4,003	Neurocrine Biosciences, Inc.*	425,159
3,179	Novavax, Inc.*	57,858
640	Regeneron Pharmaceuticals, Inc.*	440,877
3,477	Sarepta Therapeutics, Inc.*	384,347
5,581	Seagen, Inc.*	763,648
2,197	Ultragenyx Pharmaceutical, Inc.*	90,978
9,955	Vertex Pharmaceuticals, Inc.*	2,882,371

		21,180,458

Shares		Value
Common Stocks, continued
Building Products (0.3%):
1,305	A O Smith Corp.	$63,397
2,455	Advanced Drainage Systems, Inc.	305,328
2,859	Allegion plc	256,395
1,167	Armstrong World Industries, Inc.	92,461
1,908	Fortune Brands Home & Security, Inc.	102,441
518	Masco Corp.	24,185
5,579	Trane Technologies plc	807,895
4,638	Trex Co., Inc.*	203,794

		1,855,896

Capital Markets (1.6%):
2,866	Ameriprise Financial, Inc.	722,089
6,407	Ares Management Corp., Class A	396,914
28,843	Blackstone, Inc., Class A	2,414,159
17,018	Blue Owl Capital, Inc.	157,076
34,995	Charles Schwab Corp. (The)	2,515,091
1,547	FactSet Research Systems, Inc.	618,970
3,262	LPL Financial Holdings, Inc.	712,682
1,568	MarketAxess Holdings, Inc.	348,864
6,203	Moody’s Corp.	1,508,011
933	Morningstar, Inc.	198,094
2,458	MSCI, Inc.	1,036,760
660	Raymond James Financial, Inc.	65,221
2,874	Tradeweb Markets, Inc., Class A	162,151

		10,856,082

Chemicals (1.0%):
2,464	Albemarle Corp.	651,580
1,922	Axalta Coating Systems, Ltd.*	40,477
8,267	CF Industries Holdings, Inc.	795,699
3,496	Chemours Co. (The)	86,177
9,108	Ecolab, Inc.	1,315,377
1,819	FMC Corp.	192,268
9,136	Ginkgo Bioworks Holdings, Inc.*^	28,504
4,379	Linde plc	1,180,535
1,878	Mosaic Co. (The)	90,764
5,099	PPG Industries, Inc.	564,408
275	RPM International, Inc.	22,910
583	Scotts Miracle-Gro Co. (The)	24,923
9,904	Sherwin-Williams Co. (The)	2,027,844
7,566	Valvoline, Inc.	191,723

		7,213,189

Commercial Services & Supplies (0.8%):
3,336	Cintas Corp.	1,295,002
8,804	Copart, Inc.*	936,746
4,686	IAA, Inc.*	149,249
510	MSA Safety, Inc.	55,733
558	Republic Services, Inc.	75,910
8,640	Rollins, Inc.	299,635
925	Tetra Tech, Inc.	118,890
16,151	Waste Management, Inc.	2,587,552

		5,518,717

Communications Equipment (0.2%):
10,137	Arista Networks, Inc.*	1,144,366
73	Ubiquiti, Inc.	21,430

		1,165,796

Construction & Engineering (0.1%):
349	AECOM	23,861
3,282	Quanta Services, Inc.	418,094
123	Valmont Industries, Inc.	33,040
4,318	WillScot Mobile Mini Holdings Corp.*	174,145

		649,140

Construction Materials (0.1%):
1,374	Eagle Materials, Inc.	147,265

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction Materials, continued
231	Martin Marietta Materials, Inc.	$74,403
2,589	Vulcan Materials Co.	408,311

		629,979

Consumer Finance (0.0%†):
1,604	American Express Co.	216,395
1	Credit Acceptance Corp.*	438
592	Upstart Holdings, Inc.*^	12,308

		229,141

Containers & Packaging (0.2%):
2,115	Avery Dennison Corp.	344,110
5,275	Ball Corp.	254,888
2,660	Berry Global Group, Inc.*	123,770
4,151	Crown Holdings, Inc.	336,355
9,958	Graphic Packaging Holding Co.	196,571
6,156	Sealed Air Corp.	274,004

		1,529,698

Distributors (0.1%):
475	Genuine Parts Co.	70,927
1,577	Pool Corp.	501,817

		572,744

Diversified Consumer Services (0.0%†):
704	Bright Horizons Family Solutions, Inc.*	40,585
5,459	H&R Block, Inc.	232,226
1,541	Mister Car Wash, Inc.*^	13,222

		286,033

Diversified Financial Services (0.1%):
14,342	Apollo Global Management, Inc.	666,903

Electrical Equipment (0.3%):
8,388	ChargePoint Holdings, Inc.*	123,807
7,675	Emerson Electric Co.	561,963
2,589	Generac Holdings, Inc.*	461,204
10,902	Plug Power, Inc.*	229,051
3,216	Rockwell Automation, Inc.	691,794
2,026	Vertiv Holdings Co.	19,693

		2,087,512

Electronic Equipment, Instruments & Components (0.6%):
18,130	Amphenol Corp., Class A	1,213,985
204	Arrow Electronics, Inc.*	18,807
5,574	CDW Corp.	869,990
6,832	Cognex Corp.	283,186
811	Coherent Corp.*	28,263
1,882	Corning, Inc.	54,616
4,660	Jabil, Inc.	268,929
6,811	Keysight Technologies, Inc.*	1,071,779
718	National Instruments Corp.	27,097
3,803	Vontier Corp.	63,548
906	Zebra Technologies Corp., Class A*	237,381

		4,137,581

Energy Equipment & Services (0.1%):
17,194	Halliburton Co.	423,316

Entertainment (0.8%):
734	Electronic Arts, Inc.	84,931
949	Liberty Media Corp-Liberty Formula One, Class C*	55,517
3,253	Live Nation Entertainment, Inc.*	247,358
402	Madison Square Garden Sports Corp., Class A*	54,937
8,146	Netflix, Inc.*	1,917,894
3,454	Playtika Holding Corp.*	32,433
17,989	ROBLOX Corp., Class A*	644,726

Shares		Value
Common Stocks, continued
Entertainment, continued
1,431	Roku, Inc.*	$80,708
5,888	Spotify Technology SA*	508,134
5,343	Take-Two Interactive Software, Inc.*	582,387
4,942	Walt Disney Co. (The)*	466,179
71,285	Warner Bros Discovery, Inc.*	819,778
1,818	World Wrestling Entertainment, Inc., Class A	127,569

		5,622,551

Equity Real Estate Investment Trusts (1.5%):
14,750	American Tower Corp.	3,166,825
552	Apartment Income REIT Corp.	21,318
368	Camden Property Trust	43,958
17,818	Crown Castle, Inc.	2,575,592
2,821	Equinix, Inc.	1,604,698
4,598	Equity Lifestyle Properties, Inc.	288,938
666	Extra Space Storage, Inc.	115,025
8,839	Iron Mountain, Inc.	388,651
3,163	Lamar Advertising Co., Class A	260,916
5,100	Public Storage	1,493,331
1,027	SBA Communications Corp.	292,335
6,437	Simon Property Group, Inc.	577,721

		10,829,308

Food & Staples Retailing (1.5%):
3,571	BJ’s Wholesale Club Holdings, Inc.*	260,005
18,307	Costco Wholesale Corp.	8,645,847
1,984	Performance Food Group Co.*	85,213
20,878	Sysco Corp.	1,476,283

		10,467,348

Food Products (0.3%):
451	Darling Ingredients, Inc.*	29,834
1,073	Freshpet, Inc.*	53,746
5,242	Hershey Co. (The)	1,155,704
5,843	Kellogg Co.	407,023
5,810	Lamb Weston Holdings, Inc.	449,578
1,200	Pilgrim’s Pride Corp.*	27,624

		2,123,509

Gas Utilities (0.0%†):
333	National Fuel Gas Co.	20,496

Health Care Equipment & Supplies (2.1%):
9,344	Abbott Laboratories	904,125
1,842	ABIOMED, Inc.*	452,506
2,388	Align Technology, Inc.*	494,579
3,318	Baxter International, Inc.	178,708
1,779	Danaher Corp.	459,498
16,278	Dexcom, Inc.*	1,311,030
25,603	Edwards Lifesciences Corp.*	2,115,576
93	Globus Medical, Inc.*	5,540
158	ICU Medical, Inc.*	23,795
3,455	IDEXX Laboratories, Inc.*	1,125,639
2,823	Insulet Corp.*	647,596
13,592	Intuitive Surgical, Inc.*	2,547,684
1,507	Masimo Corp.*	212,728
4,203	Novocure, Ltd.*	319,344
1,414	Penumbra, Inc.*	268,094
5,993	ResMed, Inc.	1,308,272
7,835	Stryker Corp.	1,586,901
2,461	Tandem Diabetes Care, Inc.*	117,759
3,048	West Pharmaceutical Services, Inc.	750,052

		14,829,426

Health Care Providers & Services (3.4%):
7,381	agilon health, Inc.*	172,863
6,137	AmerisourceBergen Corp.	830,520
220	Chemed Corp.	96,043

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
1,981	Cigna Corp.	$549,668
2,211	DaVita, Inc.*	183,004
3,045	Elevance Health, Inc.	1,383,161
3,850	Guardant Health, Inc.*	207,245
582	HCA Healthcare, Inc.	106,966
3,677	Humana, Inc.	1,784,044
1,202	McKesson Corp.	408,524
1,828	Molina Healthcare, Inc.*	602,948
35,195	UnitedHealth Group, Inc.	17,774,883

		24,099,869

Health Care Technology (0.2%):
3,583	Certara, Inc.*	47,582
966	Change Healthcare, Inc.*	26,555
1,052	Definitive Healthcare Corp.*	16,348
1,887	Doximity, Inc., Class A*	57,025
708	Teladoc Health, Inc.*	17,948
5,770	Veeva Systems, Inc., Class A*	951,358

		1,116,816

Hotels, Restaurants & Leisure (2.2%):
16,247	Airbnb, Inc., Class A*	1,706,585
1,639	Booking Holdings, Inc.*	2,693,221
5,594	Caesars Entertainment, Inc.*	180,462
1,144	Chipotle Mexican Grill, Inc.*	1,719,157
1,379	Choice Hotels International, Inc.	151,028
1,532	Churchill Downs, Inc.	282,118
3,638	Darden Restaurants, Inc.	459,552
1,106	Domino’s Pizza, Inc.	343,081
13,465	DraftKings, Inc.*	203,860
6,278	Expedia Group, Inc.*	588,186
8,009	Hilton Worldwide Holdings, Inc.	966,046
5,211	Las Vegas Sands Corp.*	195,517
11,283	Marriott International, Inc., Class A	1,581,200
7,406	McDonald’s Corp.	1,708,860
330	Norwegian Cruise Line Holdings, Ltd.*	3,749
2,576	Planet Fitness, Inc., Class A*	148,532
1,955	Six Flags Entertainment Corp.*	34,604
17,160	Starbucks Corp.	1,445,902
2,426	Travel + Leisure Co.	82,775
1,607	Vail Resorts, Inc.	346,533
7,225	Wendy’s Co. (The)	135,035
2,617	Wyndham Hotels & Resorts, Inc.	160,553
565	Wynn Resorts, Ltd.*	35,612
1,391	Yum! Brands, Inc.	147,919

		15,320,087

Household Durables (0.2%):
6,812	DR Horton, Inc.	458,788
91	NVR, Inc.*	362,824
3,944	PulteGroup, Inc.	147,900
2,437	Toll Brothers, Inc.	102,354
1,174	TopBuild Corp.*	193,452

		1,265,318

Household Products (1.2%):
4,646	Church & Dwight Co., Inc.	331,910
4,240	Clorox Co. (The)	544,374
20,938	Colgate-Palmolive Co.	1,470,894
8,245	Kimberly-Clark Corp.	927,892
42,099	Procter & Gamble Co. (The)	5,314,999

		8,590,069

Independent Power and Renewable Electricity Producers (0.1%):
5,072	AES Corp. (The)	114,627

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
9,458	Vistra Corp.	$198,618

		313,245

Industrial Conglomerates (0.3%):
1,752	Carlisle Cos., Inc.	491,278
2,593	General Electric Co.	160,533
8,211	Honeywell International, Inc.	1,370,991

		2,022,802

Insurance (1.2%):
79	Alleghany Corp.*	66,310
8,192	Aon plc, Class A	2,194,391
4,948	Arch Capital Group, Ltd.*	225,332
1,002	Arthur J. Gallagher & Co.	171,562
566	Brown & Brown, Inc.	34,232
718	Erie Indemnity Co., Class A	159,619
508	Everest Re Group, Ltd.	133,320
1,604	Lincoln National Corp.	70,432
129	Markel Corp.*	139,864
18,486	Marsh & McLennan Cos., Inc.	2,759,775
21,087	Progressive Corp. (The)	2,450,520
902	RenaissanceRe Holdings, Ltd.	126,632
3,473	Ryan Specialty Holdings, Inc.*	141,073

		8,673,062

Interactive Media & Services (6.3%):
216,389	Alphabet, Inc., Class A*	20,697,608
194,325	Alphabet, Inc., Class C*	18,684,349
10,812	Match Group, Inc.*	516,273
20,195	Meta Platforms, Inc., Class A*	2,740,057
5,117	Pinterest, Inc., Class A*	119,226
28,608	Twitter, Inc.*	1,254,175
11,608	ZoomInfo Technologies, Inc.*	483,589

		44,495,277

Internet & Direct Marketing Retail (6.1%):
367,515	Amazon.com, Inc.*	41,529,195
9,342	DoorDash, Inc., Class A*	461,962
3,076	eBay, Inc.	113,227
5,112	Etsy, Inc.*	511,865
1,972	Wayfair, Inc., Class A*^	64,189

		42,680,438

IT Services (6.6%):
26,200	Accenture plc, Class A	6,741,260
15,849	Automatic Data Processing, Inc.	3,584,885
607	Black Knight, Inc.*	39,291
4,432	Broadridge Financial Solutions, Inc.	639,626
2,245	EPAM Systems, Inc.*	813,117
1,424	Euronet Worldwide, Inc.*	107,882
2,289	Fiserv, Inc.*	214,182
3,036	FleetCor Technologies, Inc.*	534,852
3,142	Gartner, Inc.*	869,360
4,026	Genpact, Ltd.	176,218
943	GoDaddy, Inc., Class A*	66,840
24,857	International Business Machines Corp.	2,953,260
2,947	Jack Henry & Associates, Inc.	537,150
35,594	Mastercard, Inc., Class A	10,120,798
2,655	MongoDB, Inc.*	527,177
713	Okta, Inc.*	40,548
13,436	Paychex, Inc.	1,507,654
14,816	PayPal Holdings, Inc.*	1,275,213
2,055	Shift4 Payments, Inc., Class A*	91,674
11,938	Snowflake, Inc., Class A*	2,028,982
3,615	Switch, Inc., Class A	121,789
2,386	Teradata Corp.*	74,109
3,595	Thoughtworks Holding, Inc.*	37,712

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
9,547	Toast, Inc., Class A*	$159,626
2,739	Twilio, Inc., Class A*	189,374
433	VeriSign, Inc.*	75,212
68,072	Visa, Inc., Class A	12,092,991
4,426	Western Union Co. (The.)	59,751
1,271	WEX, Inc.*	161,341
1,764	Wix.com, Ltd.*	137,998

		45,979,872

Leisure Products (0.1%):
529	Brunswick Corp.	34,623
7,155	Mattel, Inc.*	135,516
1,627	Polaris, Inc.	155,623
3,789	YETI Holdings, Inc.*	108,062

		433,824

Life Sciences Tools & Services (1.1%):
3,558	10X Genomics, Inc., Class A*	101,332
11,191	Agilent Technologies, Inc.	1,360,266
22,879	Avantor, Inc.*	448,428
1,568	Bio-Techne Corp.	445,312
4,650	Bruker Corp.	246,729
1,987	Charles River Laboratories International, Inc.*	391,042
7,714	IQVIA Holdings, Inc.*	1,397,314
4,214	Maravai LifeSciences Holdings, Inc., Class A*	107,583
925	Mettler-Toledo International, Inc.*	1,002,811
1,663	Repligen Corp.*	311,164
4,272	Sotera Health Co.*	29,135
517	Syneos Health, Inc.*	24,377
1,975	Thermo Fisher Scientific, Inc.	1,001,700
2,468	Waters Corp.*	665,200

		7,532,393

Machinery (1.6%):
325	AGCO Corp.	31,255
3,283	Allison Transmission Holdings, Inc.	110,834
19,001	Caterpillar, Inc.	3,117,684
11,590	Deere & Co.	3,869,785
840	Donaldson Co., Inc.	41,168
4,706	Graco, Inc.	282,125
571	IDEX Corp.	114,114
11,540	Illinois Tool Works, Inc.	2,084,701
2,366	Lincoln Electric Holdings, Inc.	297,454
158	Middleby Corp. (The)*	20,251
572	Nordson Corp.	121,419
2,181	Otis Worldwide Corp.	139,148
1,227	Parker-Hannifin Corp.	297,314
4,302	Toro Co. (The)	372,037
1,059	Xylem, Inc.	92,514

		10,991,803

Media (0.3%):
154	Cable One, Inc.	131,370
4,604	Charter Communications, Inc., Class A*	1,396,623
409	Liberty Broadband Corp., Class A*	30,511
2,287	Liberty Broadband Corp., Class C*	168,781
1,817	Liberty Media Corp.-Liberty SiriusXM, Class C*	68,519
881	Liberty Media Corp-Liberty SiriusXM, Class A*	33,540
149	Nexstar Media Group, Inc., Class A	24,861

		1,854,205

Metals & Mining (0.0%†):
3,832	MP Materials Corp.*	104,614

Shares		Value
Common Stocks, continued
Metals & Mining, continued
2,374	Southern Copper Corp.	$106,450

		211,064

Multiline Retail (0.6%):
9,469	Dollar General Corp.	2,271,234
2,783	Dollar Tree, Inc.*	378,766
3,923	Nordstrom, Inc.	65,632
10,497	Target Corp.	1,557,650

		4,273,282

Oil, Gas & Consumable Fuels (1.5%):
8,081	Antero Resources Corp.*	246,713
6,000	Cheniere Energy, Inc.	995,460
1,146	Continental Resources, Inc.	76,564
5,404	Coterra Energy, Inc.	141,152
13,245	Devon Energy Corp.	796,422
4,098	Diamondback Energy, Inc.	493,645
1,293	Enviva, Inc.	77,658
17,650	EOG Resources, Inc.	1,972,035
9,113	Hess Corp.	993,226
2,035	New Fortress Energy, Inc.	88,950
27,805	Occidental Petroleum Corp.	1,708,617
2,122	ONEOK, Inc.	108,731
7,317	Ovintiv, Inc.	336,582
2,142	PDC Energy, Inc.	123,786
5,397	Pioneer Natural Resources Co.	1,168,612
7,329	Range Resources Corp.	185,131
3,337	Southwestern Energy Co.*	20,422
9,206	Targa Resources Corp.	555,490
242	Texas Pacific Land Corp.	430,090

		10,519,286

Paper & Forest Products (0.0%†):
167	Louisiana-Pacific Corp.	8,549

Personal Products (0.3%):
9,513	Estee Lauder Cos., Inc. (The), Class A	2,053,857
5,249	Olaplex Holdings, Inc.*	50,128

		2,103,985

Pharmaceuticals (2.4%):
2,300	Catalent, Inc.*	166,428
28,360	Eli Lilly & Co.	9,170,206
8,473	Horizon Therapeutics plc*	524,394
43,827	Merck & Co., Inc.	3,774,381
19,464	Zoetis, Inc.	2,886,317

		16,521,726

Professional Services (0.4%):
5,512	Booz Allen Hamilton Holding Corp.	509,033
2,374	CoStar Group, Inc.*	165,349
2,442	Equifax, Inc.	418,632
598	FTI Consulting, Inc.*	99,095
3,794	KBR, Inc.	163,977
3,919	Robert Half International, Inc.	299,803
5,796	TransUnion	344,804
6,438	Verisk Analytics, Inc.	1,097,872

		3,098,565

Real Estate Management & Development (0.1%):
6,501	CBRE Group, Inc., Class A*	438,883
3,598	Opendoor Technologies, Inc.*	11,190
422	Zillow Group, Inc., Class C*	12,073

		462,146

Road & Rail (1.3%):
22,405	CSX Corp.	596,869
3,111	J.B. Hunt Transport Services, Inc.	486,623
1,305	Landstar System, Inc.	188,403
10,356	Lyft, Inc., Class A*	136,388

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail, continued
4,128	Old Dominion Freight Line, Inc.	$1,026,923
67,515	Uber Technologies, Inc.*	1,789,147
25,958	Union Pacific Corp.	5,057,138

		9,281,491

Semiconductors & Semiconductor Equipment (6.4%):
52,626	Advanced Micro Devices, Inc.*	3,334,383
1,997	Allegro MicroSystems, Inc.*	43,634
4,283	Analog Devices, Inc.	596,793
35,875	Applied Materials, Inc.	2,939,239
16,331	Broadcom, Inc.	7,251,127
5,440	Enphase Energy, Inc.*	1,509,437
6,169	Entegris, Inc.	512,150
639	GLOBALFOUNDRIES, Inc.*	30,896
5,900	KLA Corp.	1,785,517
5,635	Lam Research Corp.	2,062,410
5,731	Lattice Semiconductor Corp.*	282,023
19,049	Microchip Technology, Inc.	1,162,561
8,478	Micron Technology, Inc.	424,748
1,858	Monolithic Power Systems, Inc.	675,197
99,577	NVIDIA Corp.	12,087,652
11,094	ON Semiconductor Corp.*	691,489
46,331	Qualcomm, Inc.	5,234,476
5,851	Teradyne, Inc.	439,703
26,065	Texas Instruments, Inc.	4,034,341
1,740	Universal Display Corp.	164,169

		45,261,945

Software (16.4%):
19,512	Adobe, Inc.*	5,369,702
2,283	Alteryx, Inc., Class A*	127,483
1,936	ANSYS, Inc.*	429,211
9,501	AppLovin Corp., Class A*^	185,174
1,121	Aspen Technology, Inc.*	267,022
5,679	Atlassian Corp. plc, Class A*	1,195,941
8,966	Autodesk, Inc.*	1,674,849
3,581	Avalara, Inc.*	328,736
7,120	Bentley Systems, Inc., Class B	217,801
11,256	Cadence Design Systems, Inc.*	1,839,568
2,771	CCC Intelligent Solutions Holdings, Inc.*	25,216
1,098	Ceridian HCM Holding, Inc.*	61,356
2,501	Citrix Systems, Inc.	260,104
11,402	Cloudflare, Inc., Class A*	630,645
5,245	Confluent, Inc., Class A*	124,674
1,767	Coupa Software, Inc.*	103,900
8,696	Crowdstrike Holdings, Inc., Class A*	1,433,188
10,670	Datadog, Inc., Class A*	947,283
8,164	DocuSign, Inc.*	436,529
2,438	DoubleVerify Holdings, Inc.*	66,679
11,033	Dropbox, Inc., Class A*	228,604
8,070	Dynatrace, Inc.*	280,917
3,037	Elastic NV*	217,874
1,013	Fair Isaac Corp.*	417,366
2,879	Five9, Inc.*	215,867
26,791	Fortinet, Inc.*	1,316,242
1,680	Globant SA*	314,294
1,844	HubSpot, Inc.*	498,101
11,394	Intuit, Inc.	4,413,124
2,228	Jamf Holding Corp.*	49,372
1,616	Manhattan Associates, Inc.*	214,976
309,390	Microsoft Corp.	72,056,931
471	nCino, Inc.*	16,066
1,937	New Relic, Inc.*	111,145
8,536	NortonLifeLock, Inc.	171,915
4,633	Nutanix, Inc., Class A*	96,505

Shares		Value
Common Stocks, continued
Software, continued
42,956	Oracle Corp.	$2,623,323
73,811	Palantir Technologies, Inc., Class A*	600,083
12,129	Palo Alto Networks, Inc.*	1,986,609
2,148	Paycom Software, Inc.*	708,819
1,616	Paylocity Holding Corp.*	390,393
1,841	Pegasystems, Inc.	59,170
2,022	Procore Technologies, Inc.*	100,049
4,448	PTC, Inc.*	465,261
3,562	RingCentral, Inc., Class A*	142,338
8,569	Salesforce, Inc.*	1,232,565
5,090	SentinelOne, Inc., Class A*	130,100
8,279	ServiceNow, Inc.*	3,126,233
5,315	Smartsheet, Inc., Class A*	182,623
6,527	Splunk, Inc.*	490,830
6,299	Synopsys, Inc.*	1,924,408
18,157	The Trade Desk, Inc., Class A*	1,084,881
1,511	Tyler Technologies, Inc.*	525,073
1,450	UiPath, Inc., Class A*	18,285
5,921	Unity Software, Inc.*^	188,643
4,298	VMware, Inc., Class A	457,565
8,086	Workday, Inc., Class A*	1,230,851
4,900	Zendesk, Inc.*	372,890
5,377	Zoom Video Communications, Inc., Class A*	395,693
3,379	Zscaler, Inc.*	555,406

		115,336,451

Specialty Retail (2.9%):
204	Advance Auto Parts, Inc.	31,893
735	AutoZone, Inc.*	1,574,319
2,454	Best Buy Co., Inc.	155,436
2,606	Burlington Stores, Inc.*	291,585
792	CarMax, Inc.*	52,288
4,510	Carvana Co.*^	91,553
2,224	Five Below, Inc.*	306,178
4,389	Floor & Decor Holdings, Inc., Class A*	308,371
24,780	Home Depot, Inc. (The)	6,837,793
5,011	Leslie’s, Inc.*^	73,712
22,817	Lowe’s Cos., Inc.	4,285,261
1,064	O’Reilly Automotive, Inc.*	748,365
275	RH*	67,669
5,923	Ross Stores, Inc.	499,131
48,541	TJX Cos., Inc. (The)	3,015,367
4,604	Tractor Supply Co.	855,792
2,117	Ulta Beauty, Inc.*	849,319
2,239	Victoria’s Secret & Co.*	65,200
2,292	Williams-Sonoma, Inc.	270,112

		20,379,344

Technology Hardware, Storage & Peripherals (12.6%):
632,268	Apple, Inc.	87,379,438
1,728	Dell Technologies, Inc., Class C	59,046
19,573	HP, Inc.	487,759
279	NCR Corp.*	5,304
9,062	NetApp, Inc.	560,485
11,777	Pure Storage, Inc., Class A*	322,336

		88,814,368

Textiles, Apparel & Luxury Goods (0.8%):
938	Deckers Outdoor Corp.*	293,228
4,647	Lululemon Athletica, Inc.*	1,299,115
50,664	NIKE, Inc., Class B	4,211,192
734	Skechers U.S.A., Inc., Class A*	23,282
1,506	Tapestry, Inc.	42,816

		5,869,633

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value

Common Stocks, continued
Thrifts & Mortgage Finance (0.0%†):
1,773	Rocket Cos., Inc., Class A^	$11,205
318	UWM Holdings Corp.^	932

		12,137

Trading Companies & Distributors (0.4%):
211	Core & Main, Inc., Class A*	4,798
23,854	Fastenal Co.	1,098,238
1,070	SiteOne Landscape Supply, Inc.*	111,430
1,306	United Rentals, Inc.*	352,777
1,883	W.W. Grainger, Inc.	921,145
736	Watsco, Inc.	189,490
995	WESCO International, Inc.*	118,783

		2,796,661

Total Common Stocks (Cost $380,794,048)		700,902,575

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.1%):
962,285	BlackRock Liquidity FedFund, Institutional Class , 2.77%(a)(b)	962,285

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $962,285)		962,285

Shares		Value
Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):
2,368,045	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(b)	2,368,045
Total Unaffiliated Investment Company (Cost $2,368,045)		2,368,045

Total Investment Securities (Cost $384,124,378) — 100.2%		704,232,905
Net other assets (liabilities) — (0.2)%		(1,385,228)

Net Assets — 100.0%		$702,847,677

Percentages indicated are based on net assets as of September 30, 2022.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $926,790.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(b)	The rate represents the effective yield at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)	12/16/22	9	$1,986,390	$(56,161)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	5	900,375	(17,970)

				$(74,131)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (2.3%):
814	Axon Enterprise, Inc.*	$94,221
19,637	Boeing Co. (The)*	2,377,648
2,970	BWX Technologies, Inc.	149,599
1,931	Curtiss-Wright Corp.	268,718
12,554	General Dynamics Corp.	2,663,582
151	HEICO Corp.	21,741
266	HEICO Corp., Class A	30,489
4,128	Hexcel Corp.	213,500
17,337	Howmet Aerospace, Inc.	536,233
1,642	Huntington Ingalls Industries, Inc.	363,703
9,909	L3harris Technologies, Inc.	2,059,387
2,886	Mercury Systems, Inc.*	117,172
6,684	Northrop Grumman Corp.	3,143,619
76,896	Raytheon Technologies Corp.	6,294,707
10,740	Textron, Inc.	625,712
1,628	TransDigm Group, Inc.	854,407

		19,814,438

Air Freight & Logistics (0.5%):
4,629	C.H. Robinson Worldwide, Inc.	445,819
5,886	Expeditors International of Washington, Inc.	519,793
12,394	FedEx Corp.	1,840,137
5,026	GXO Logistics, Inc.*	176,212
4,099	United Parcel Service, Inc., Class B	662,152
5,051	XPO Logistics, Inc.*	224,870

		3,868,983

Airlines (0.3%):
6,403	Alaska Air Group, Inc.*	250,677
33,761	American Airlines Group, Inc.*	406,482
1,589	Copa Holdings SA, Class A*	106,479
16,728	JetBlue Airways Corp.*	110,907
30,731	Southwest Airlines Co.*	947,744
16,915	United Airlines Holdings, Inc.*	550,245

		2,372,534

Auto Components (0.2%):
10,486	Aptiv plc*	820,110
12,296	BorgWarner, Inc.	386,095
11,782	Gentex Corp.	280,883
3,080	Lear Corp.	368,645
13,005	QuantumScape Corp.*^	109,372

		1,965,105

Automobiles (0.7%):
203,642	Ford Motor Co.	2,280,791
75,189	General Motors Co.	2,412,815
7,172	Harley-Davidson, Inc.	250,159
1,727	Lucid Group, Inc.*^	24,126
27,047	Rivian Automotive, Inc.*	890,117
2,810	Thor Industries, Inc.	196,644

		6,054,652

Banks (7.3%):
363,189	Bank of America Corp.	10,968,308
1,905	Bank of Hawaii Corp.	145,009
5,830	Bank OZK	230,635
1,587	BOK Financial Corp.	141,021
100,097	Citigroup, Inc.	4,171,042
25,300	Citizens Financial Group, Inc.	869,308
6,675	Comerica, Inc.	474,592
5,650	Commerce Bancshares, Inc.	373,804
2,927	Cullen/Frost Bankers, Inc.	387,008
7,392	East West Bancorp, Inc.	496,299
18,027	F.N.B. Corp.	209,113
35,524	Fifth Third Bancorp	1,135,347

Shares		Value
Common Stocks, continued
Banks, continued
458	First Citizens BancShares, Inc., Class A	$365,223
6,558	First Hawaiian, Inc.	161,524
27,203	First Horizon Corp.	622,949
9,368	First Republic Bank	1,222,992
73,608	Huntington Bancshares, Inc.	970,153
150,832	JPMorgan Chase & Co.	15,761,944
48,879	KeyCorp	783,042
9,104	M&T Bank Corp.	1,605,217
5,445	PacWest Bancorp	123,057
3,811	Pinnacle Financial Partners, Inc.	309,072
21,345	PNC Financial Services Group, Inc. (The)	3,189,370
3,613	Popular, Inc.	260,353
4,490	Prosperity Bancshares, Inc.	299,393
48,114	Regions Financial Corp.	965,648
3,134	Signature Bank	473,234
1,135	SVB Financial Group*	381,110
7,659	Synovus Financial Corp.	287,289
68,561	Truist Financial Corp.	2,985,146
69,135	U.S. Bancorp	2,787,523
10,460	Umpqua Holdings Corp.	178,761
9,198	Webster Financial Corp.	415,750
196,115	Wells Fargo & Co.	7,887,745
2,187	Western Alliance Bancorp	143,773
3,120	Wintrust Financial Corp.	254,436
7,581	Zions Bancorp	385,570

		62,421,760

Beverages (1.0%):
977	Brown-Forman Corp., Class A	66,006
4,032	Brown-Forman Corp., Class B	268,410
50,336	Coca-Cola Co. (The)	2,819,823
7,777	Constellation Brands, Inc., Class A	1,786,221
44,312	Keurig Dr Pepper, Inc.	1,587,256
9,262	Molson Coors Brewing Co., Class B	444,483
1,557	Monster Beverage Corp.*	135,397
11,134	PepsiCo, Inc.	1,817,737

		8,925,333

Biotechnology (1.7%):
4,443	Amgen, Inc.	1,001,452
7,484	Biogen, Inc.*	1,998,228
9,525	BioMarin Pharmaceutical, Inc.*	807,434
7,647	Exact Sciences Corp.*	248,451
1,631	Exelixis, Inc.*	25,574
65,118	Gilead Sciences, Inc.	4,017,130
1,234	Incyte Corp.*	82,234
498	Ionis Pharmaceuticals, Inc.*	22,027
2,285	Mirati Therapeutics, Inc.*	159,584
16,329	Moderna, Inc.*	1,930,904
243	Natera, Inc.*	10,648
4,577	Regeneron Pharmaceuticals, Inc.*	3,152,958
1,019	Ultragenyx Pharmaceutical, Inc.*	42,197
2,353	United Therapeutics Corp.*	492,671
766	Vertex Pharmaceuticals, Inc.*	221,788

		14,213,280

Building Products (0.8%):
5,205	A O Smith Corp.	252,859
1,010	Allegion plc	90,577
1,116	Armstrong World Industries, Inc.	88,421
6,030	AZEK Co., Inc. (The)*	100,219
8,026	Builders FirstSource, Inc.*	472,892
43,781	Carrier Global Corp.	1,556,852
4,560	Fortune Brands Home & Security, Inc.	244,826

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
36,065	Johnson Controls International plc	$1,775,119
1,593	Lennox International, Inc.	354,713
11,116	Masco Corp.	519,006
4,853	Owens Corning	381,494
5,038	Trane Technologies plc	729,553

		6,566,531

Capital Markets (4.8%):
1,848	Affiliated Managers Group, Inc.	206,699
2,023	Ameriprise Financial, Inc.	509,695
37,853	Bank of New York Mellon Corp. (The)	1,458,097
7,747	BlackRock, Inc., Class A+	4,263,019
11,041	Carlyle Group, Inc. (The)	285,299
5,426	Cboe Global Markets, Inc.	636,850
34,939	Charles Schwab Corp. (The)	2,511,066
18,543	CME Group, Inc.	3,284,521
8,279	Coinbase Global, Inc.*^	533,913
1,943	Evercore, Inc., Class A	159,812
14,800	Franklin Resources, Inc.	318,496
17,197	Goldman Sachs Group, Inc. (The)	5,039,581
4,940	Interactive Brokers Group, Inc., Class A	315,715
28,643	Intercontinental Exchange, Inc.	2,587,895
19,865	Invesco, Ltd.	272,150
7,344	Janus Henderson Group plc	149,157
29,420	KKR & Co., Inc., Class A	1,265,060
4,898	Lazard, Ltd., Class A^	155,903
469	Moody’s Corp.	114,019
64,758	Morgan Stanley	5,116,529
49	Morningstar, Inc.	10,404
1,038	MSCI, Inc.	437,818
17,895	Nasdaq, Inc.	1,014,289
10,537	Northern Trust Corp.	901,546
9,274	Raymond James Financial, Inc.	916,457
29,677	Robinhood Markets, Inc., Class A*	299,738
17,233	S&P Global, Inc.	5,262,096
5,398	SEI Investments Co.	264,772
18,759	State Street Corp.	1,140,735
5,529	Stifel Financial Corp.	287,010
11,474	T. Rowe Price Group, Inc.	1,204,885
2,116	Tradeweb Markets, Inc., Class A	119,385
4,556	Virtu Financial, Inc., Class A	94,628

		41,137,239

Chemicals (2.5%):
11,448	Air Products & Chemicals, Inc.	2,664,293
2,920	Albemarle Corp.	772,165
2,596	Ashland, Inc.	246,542
8,158	Axalta Coating Systems, Ltd.*	171,807
5,524	Celanese Corp.	499,038
2,946	Chemours Co. (The)	72,619
37,623	Corteva, Inc.	2,150,154
37,419	Dow, Inc.	1,643,817
25,858	DuPont de Nemours, Inc.	1,303,243
6,356	Eastman Chemical Co.	451,594
1,518	Ecolab, Inc.	219,230
12,271	Element Solutions, Inc.	199,649
4,416	FMC Corp.	466,771
34,772	Ginkgo Bioworks Holdings, Inc.*^	108,489
9,566	Huntsman Corp.	234,750
13,043	International Flavors & Fragrances, Inc.	1,184,696
20,524	Linde plc	5,533,065
13,389	Lyondellbasell Industries NV	1,007,924
15,741	Mosaic Co. (The)	760,763
309	NewMarket Corp.	92,956
6,897	Olin Corp.	295,743

Shares		Value
Common Stocks, continued
Chemicals, continued
5,674	PPG Industries, Inc.	$628,055
6,163	RPM International, Inc.	513,440
1,410	Scotts Miracle-Gro Co. (The)	60,277
1,756	Westlake Corp.	152,561

		21,433,641

Commercial Services & Supplies (0.3%):
11,118	ADT, Inc.	83,274
262	Cintas Corp.	101,706
2,659	Clean Harbors, Inc.*	292,437
2,242	Driven Brands Holdings, Inc.*	62,731
1,218	IAA, Inc.*	38,793
1,095	MSA Safety, Inc.	119,662
9,915	Republic Services, Inc.	1,348,837
722	Rollins, Inc.	25,039
4,811	Stericycle, Inc.*	202,591
1,676	Tetra Tech, Inc.	215,416
1,398	Waste Management, Inc.	223,973

		2,714,459

Communications Equipment (1.4%):
7,404	Ciena Corp.*	299,344
215,004	Cisco Systems, Inc.	8,600,160
3,001	F5, Inc.*	434,335
17,044	Juniper Networks, Inc.	445,189
3,624	Lumentum Holdings, Inc.*	248,498
8,526	Motorola Solutions, Inc.	1,909,568
226	Ubiquiti, Inc.	66,344
4,027	ViaSat, Inc.*	121,736

		12,125,174

Construction & Engineering (0.2%):
6,485	AECOM	443,379
3,085	MasTec, Inc.*	195,898
3,451	Quanta Services, Inc.	439,623
958	Valmont Industries, Inc.	257,338
4,743	WillScot Mobile Mini Holdings Corp.*	191,285

		1,527,523

Construction Materials (0.2%):
356	Eagle Materials, Inc.	38,156
2,939	Martin Marietta Materials, Inc.	946,623
3,452	Vulcan Materials Co.	544,415

		1,529,194

Consumer Finance (1.0%):
15,960	Ally Financial, Inc.	444,167
29,170	American Express Co.	3,935,325
19,825	Capital One Financial Corp.	1,827,270
333	Credit Acceptance Corp.*^	145,854
14,204	Discover Financial Services	1,291,428
5,753	OneMain Holdings, Inc.	169,829
12,247	SLM Corp.	171,335
42,461	SoFi Technologies, Inc.*^	207,210
24,902	Synchrony Financial	701,987
3,152	Upstart Holdings, Inc.*^	65,530

		8,959,935

Containers & Packaging (0.5%):
77,813	Amcor plc	834,933
3,323	AptarGroup, Inc.	315,785
3,918	Ardagh Metal Packaging SA	18,963
1,670	Avery Dennison Corp.	271,709
9,617	Ball Corp.	464,693
3,041	Berry Global Group, Inc.*	141,498
750	Crown Holdings, Inc.	60,773
3,745	Graphic Packaging Holding Co.	73,926
19,135	International Paper Co.	606,580
4,856	Packaging Corp. of America	545,280

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
4,453	Silgan Holdings, Inc.	$187,204
5,208	Sonoco Products Co.	295,450
12,986	Westrock Co.	401,138

		4,217,932

Distributors (0.2%):
6,621	Genuine Parts Co.	988,648
13,105	LKQ Corp.	617,901

		1,606,549

Diversified Consumer Services (0.1%):
2,253	Bright Horizons Family Solutions, Inc.*	129,885
1,626	Grand Canyon Education, Inc.*	133,739
1,320	H&R Block, Inc.	56,153
490	Mister Car Wash, Inc.*^	4,204
7,893	Service Corp. International	455,742
6,161	Terminix Global Holdings, Inc.*	235,905

		1,015,628

Diversified Financial Services (3.1%):
5,825	Apollo Global Management, Inc.	270,862
93,294	Berkshire Hathaway, Inc., Class B*	24,911,364
19,423	Equitable Holdings, Inc.	511,796
10,792	Jefferies Financial Group, Inc.	318,364
5,180	Voya Financial, Inc.	313,390

		26,325,776

Diversified Telecommunication Services (1.7%):
370,236	AT&T, Inc.	5,679,420
13,081	Frontier Communications Parent, Inc.*	306,488
53,059	Lumen Technologies, Inc.	386,269
217,343	Verizon Communications, Inc.	8,252,514

		14,624,691

Electric Utilities (3.8%):
13,101	Alliant Energy Corp.	694,222
26,572	American Electric Power Co., Inc.	2,297,149
3,771	Avangrid, Inc.	157,251
17,020	Constellation Energy Corp.	1,415,894
39,813	Duke Energy Corp.	3,703,405
19,228	Edison International	1,087,920
10,591	Entergy Corp.	1,065,772
11,581	Evergy, Inc.	687,911
17,702	Eversource Energy	1,380,048
50,877	Exelon Corp.	1,905,852
28,208	FirstEnergy Corp.	1,043,696
5,803	Hawaiian Electric Industries, Inc.	201,132
2,663	IDACORP, Inc.	263,664
101,525	NextEra Energy, Inc.	7,960,575
11,944	NRG Energy, Inc.	457,097
10,336	OGE Energy Corp.	376,851
80,583	PG&E Corp.*	1,007,288
5,734	Pinnacle West Capital Corp.	369,900
37,647	PPL Corp.	954,352
54,876	Southern Co. (The)	3,731,568
28,241	Xcel Energy, Inc.	1,807,424

		32,568,971

Electrical Equipment (1.0%):
1,748	Acuity Brands, Inc.	275,258
11,833	AMETEK, Inc.	1,341,981
20,720	Eaton Corp. plc	2,763,219
20,800	Emerson Electric Co.	1,522,976
2,822	Hubbell, Inc.	629,306
8,871	nVent Electric plc	280,412
13,954	Plug Power, Inc.*^	293,174
3,558	Regal Rexnord Corp.	499,401

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
2,022	Rockwell Automation, Inc.	$434,952
7,726	Sensata Technologies Holding plc	288,025
10,183	Sunrun, Inc.*	280,949
13,572	Vertiv Holdings Co.	131,920

		8,741,573

Electronic Equipment, Instruments & Components (0.6%):
7,327	Amphenol Corp., Class A	490,616
3,025	Arrow Electronics, Inc.*	278,875
4,718	Avnet, Inc.	170,414
655	Cognex Corp.	27,150
5,720	Coherent Corp.*	199,342
37,115	Corning, Inc.	1,077,077
3,162	Dolby Laboratories, Inc., Class A	206,004
1,770	IPG Photonics Corp.*	149,299
1,291	Jabil, Inc.	74,504
716	Keysight Technologies, Inc.*	112,670
1,209	Littlelfuse, Inc.	240,216
5,745	National Instruments Corp.	216,816
2,323	TD SYNNEX Corp.	188,604
2,410	Teledyne Technologies, Inc.*	813,303
12,976	Trimble, Inc.*	704,208
3,234	Vontier Corp.	54,040
1,552	Zebra Technologies Corp., Class A*	406,640

		5,409,778

Energy Equipment & Services (0.5%):
48,230	Baker Hughes Co.	1,010,901
25,267	Halliburton Co.	622,074
21,113	NOV, Inc.	341,608
72,995	Schlumberger, Ltd.	2,620,520

		4,595,103

Entertainment (2.1%):
40,343	Activision Blizzard, Inc.	2,999,099
27,602	AMC Entertainment Holdings, Inc., Class A*^	192,386
13,532	Electronic Arts, Inc.	1,565,788
941	Liberty Media Corp-Liberty Formula One, Class A*	49,421
9,053	Liberty Media Corp-Liberty Formula One, Class C*	529,601
4,078	Live Nation Entertainment, Inc.*	310,091
491	Madison Square Garden Sports Corp., Class A*	67,100
12,428	Netflix, Inc.*	2,926,048
4,587	Roku, Inc.*	258,707
1,455	Take-Two Interactive Software, Inc.*	158,595
87,908	Walt Disney Co. (The)*	8,292,362
31,251	Warner Bros Discovery, Inc.*	359,386

		17,708,584

Equity Real Estate Investment Trusts (4.6%):
8,276	Alexandria Real Estate Equities, Inc.	1,160,212
15,531	American Homes 4 Rent, Class A	509,572
5,550	American Tower Corp.	1,191,585
13,743	Americold Realty Trust	338,078
7,605	Apartment Income REIT Corp.	293,705
7,179	AvalonBay Communities, Inc.	1,322,300
7,997	Boston Properties, Inc.	599,535
14,858	Brixmor Property Group, Inc.	274,427
5,017	Camden Property Trust	599,281
7,559	Cousins Properties, Inc.	176,503
11,689	CubeSmart	468,261
14,700	Digital Realty Trust, Inc.	1,457,946
8,303	Douglas Emmett, Inc.	148,873
19,920	Duke Realty Corp.	960,144

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
2,197	EastGroup Properties, Inc.	$317,115
4,018	EPR Properties	144,085
1,152	Equinix, Inc.	655,304
3,662	Equity Lifestyle Properties, Inc.	230,120
18,986	Equity Residential	1,276,239
3,354	Essex Property Trust, Inc.	812,439
6,096	Extra Space Storage, Inc.	1,052,840
4,092	Federal Realty Investment Trust	368,771
6,663	First Industrial Realty Trust, Inc.	298,569
12,183	Gaming and Leisure Properties, Inc.	538,976
27,755	Healthpeak Properties, Inc.	636,145
4,971	Highwoods Properties, Inc.	134,018
37,087	Host Hotels & Resorts, Inc.	588,942
8,064	Hudson Pacific Properties, Inc.	88,301
31,773	Invitation Homes, Inc.	1,072,974
3,781	Iron Mountain, Inc.	166,251
5,429	JBG SMITH Properties	100,871
5,910	Kilroy Realty Corp.	248,870
30,697	Kimco Realty Corp.	565,132
436	Lamar Advertising Co., Class A	35,966
4,278	Life Storage, Inc.	473,831
31,699	Medical Properties Trust, Inc.	375,950
5,974	Mid-America Apartment Communities, Inc.	926,388
9,103	National Retail Properties, Inc.	362,846
4,516	National Storage Affiliates Trust	187,775
11,695	Omega Healthcare Investors, Inc.	344,885
11,750	Park Hotels & Resorts, Inc.	132,305
38,190	Prologis, Inc.	3,880,104
1,628	Public Storage	476,695
7,857	Rayonier, Inc.	235,474
31,746	Realty Income Corp.	1,847,617
8,984	Regency Centers Corp.	483,788
8,424	Rexford Industrial Realty, Inc.	438,048
4,220	SBA Communications Corp.	1,201,223
8,692	Simon Property Group, Inc.	780,107
3,538	SL Green Realty Corp.	142,086
6,493	Spirit Realty Capital, Inc.	234,787
12,618	STORE Capital Corp.	395,322
6,212	Sun Communities, Inc.	840,670
16,300	UDR, Inc.	679,873
20,764	Ventas, Inc.	834,090
49,362	VICI Properties, Inc.	1,473,456
9,606	Vornado Realty Trust	222,475
23,756	Welltower, Inc.	1,527,986
38,812	Weyerhaeuser Co.	1,108,471
9,719	WP Carey, Inc.	678,386

		39,116,988

Equity Real Estate Investment Trusts (REITs) (0.0%†):
19,344	Healthcare Realty Trust, Inc.	403,322

Food & Staples Retailing (1.6%):
8,525	Albertsons Cos., Inc., Class A	211,932
2,625	BJ’s Wholesale Club Holdings, Inc.*	191,126
1,864	Casey’s General Stores, Inc.	377,497
4,377	Grocery Outlet Holding Corp.*	145,710
33,814	Kroger Co. (The)	1,479,363
5,612	Performance Food Group Co.*	241,035
10,502	US Foods Holding Corp.*	277,673
36,802	Walgreens Boots Alliance, Inc.	1,155,583
74,546	Walmart, Inc.	9,668,616

		13,748,535

Food Products (2.0%):
29,126	Archer-Daniels-Midland Co.	2,343,187

Shares		Value
Common Stocks, continued
Food Products, continued
7,138	Bunge, Ltd.	$589,385
9,796	Campbell Soup Co.	461,588
24,554	Conagra Brands, Inc.	801,197
7,561	Darling Ingredients, Inc.*	500,160
10,100	Flowers Foods, Inc.	249,369
1,066	Freshpet, Inc.*	53,396
30,913	General Mills, Inc.	2,368,245
938	Hershey Co. (The)	206,801
14,644	Hormel Foods Corp.	665,423
3,449	Ingredion, Inc.	277,713
5,276	JM Smucker Co. (The)	724,975
5,746	Kellogg Co.	400,266
36,398	Kraft Heinz Co. (The)	1,213,873
13,001	McCormick & Co.	926,581
71,446	Mondelez International, Inc., Class A	3,917,384
925	Pilgrim’s Pride Corp.*	21,294
2,857	Post Holdings, Inc.*	234,017
7	Seaboard Corp.	23,819
14,794	Tyson Foods, Inc., Class A	975,368

		16,954,041

Gas Utilities (0.2%):
7,093	Atmos Energy Corp.	722,422
4,002	National Fuel Gas Co.	246,323
10,625	UGI Corp.	343,506

		1,312,251

Health Care Equipment & Supplies (4.2%):
76,967	Abbott Laboratories	7,447,327
1,048	Align Technology, Inc.*	217,051
21,719	Baxter International, Inc.	1,169,785
14,682	Becton Dickinson & Co.	3,271,590
73,692	Boston Scientific Corp.*	2,854,091
2,523	Cooper Cos., Inc. (The)	665,820
31,198	Danaher Corp.	8,058,131
10,613	DENTSPLY SIRONA, Inc.	300,879
2,558	Enovis Corp.*	117,847
8,576	Envista Holdings Corp.*	281,379
3,460	Globus Medical, Inc.*	206,112
12,674	Hologic, Inc.*	817,727
875	ICU Medical, Inc.*	131,775
3,766	Integra LifeSciences Holdings Corp.*	159,528
1,512	Intuitive Surgical, Inc.*	283,409
503	Masimo Corp.*	71,004
69,116	Medtronic plc	5,581,117
2,628	QuidelOrtho Corp.*	187,850
5,194	STERIS plc	863,658
8,460	Stryker Corp.	1,713,488
139	Tandem Diabetes Care, Inc.*	6,651
2,379	Teleflex, Inc.	479,273
10,935	Zimmer Biomet Holdings, Inc.	1,143,254

		36,028,746

Health Care Providers & Services (3.3%):
4,501	Acadia Healthcare Co., Inc.*	351,888
1,482	Amedisys, Inc.*	143,443
14,152	Cardinal Health, Inc.	943,655
29,266	Centene Corp.*	2,277,188
502	Chemed Corp.	219,153
13,017	Cigna Corp.	3,611,827
67,784	CVS Health Corp.	6,464,560
8,676	Elevance Health, Inc.	3,940,986
5,230	Encompass Health Corp.	236,553
2,615	Enhabit, Inc.*	36,715
10,576	HCA Healthcare, Inc.	1,943,763
6,859	Henry Schein, Inc.*	451,116
1,928	Humana, Inc.	935,446

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
4,703	Laboratory Corp. of America Holdings	$963,221
6,000	McKesson Corp.	2,039,220
692	Molina Healthcare, Inc.*	228,249
6,185	Oak Street Health, Inc.*	151,656
5,791	Premier, Inc., Class A	196,547
6,071	Quest Diagnostics, Inc.	744,851
3,266	Signify Health, Inc., Class A*	95,204
5,677	Tenet Healthcare Corp.*	292,820
4,338	UnitedHealth Group, Inc.	2,190,864
3,396	Universal Health Services, Inc., Class B	299,459

		28,758,384

Health Care Technology (0.1%):
2,568	Certara, Inc.*	34,103
12,484	Change Healthcare, Inc.*	343,185
2,719	Doximity, Inc., Class A*	82,168
7,602	Teladoc Health, Inc.*	192,711

		652,167

Hotels, Restaurants & Leisure (1.9%):
11,808	Aramark	368,410
4,264	Boyd Gaming Corp.	203,180
3,267	Caesars Entertainment, Inc.*	105,393
45,596	Carnival Corp., Class A*	320,540
1,793	Darden Restaurants, Inc.	226,492
515	Domino’s Pizza, Inc.	159,753
3,829	Hilton Worldwide Holdings, Inc.	461,854
2,578	Hyatt Hotels Corp., Class A*	208,715
11,078	Las Vegas Sands Corp.*	415,646
1,918	Marriott Vacations Worldwide Corp.	233,727
28,929	McDonald’s Corp.	6,675,077
17,089	MGM Resorts International	507,885
20,042	Norwegian Cruise Line Holdings, Ltd.*	227,677
8,435	Penn Entertainment, Inc.*	232,047
1,138	Planet Fitness, Inc., Class A*	65,617
11,143	Royal Caribbean Cruises, Ltd.*	422,320
1,620	Six Flags Entertainment Corp.*	28,674
37,903	Starbucks Corp.	3,193,707
1,043	Travel + Leisure Co.	35,587
126	Vail Resorts, Inc.	27,171
1,192	Wyndham Hotels & Resorts, Inc.	73,129
4,570	Wynn Resorts, Ltd.*	288,047
13,167	Yum! Brands, Inc.	1,400,179

		15,880,827

Household Durables (0.5%):
7,811	DR Horton, Inc.	526,071
7,905	Garmin, Ltd.	634,851
6,700	Leggett & Platt, Inc.	222,574
12,910	Lennar Corp., Class A	962,440
977	Lennar Corp., Class B	58,141
2,855	Mohawk Industries, Inc.*	260,347
19,864	Newell Brands, Inc.	275,911
43	NVR, Inc.*	171,444
6,947	PulteGroup, Inc.	260,513
9,149	Tempur Sealy International, Inc.	220,857
2,824	Toll Brothers, Inc.	118,608
242	TopBuild Corp.*	39,877
2,774	Whirlpool Corp.	373,963

		4,125,597

Household Products (1.4%):
6,750	Church & Dwight Co., Inc.	482,220
1,044	Clorox Co. (The)	134,039
16,318	Colgate-Palmolive Co.	1,146,340

Shares		Value
Common Stocks, continued
Household Products, continued
7,095	Kimberly-Clark Corp.	$798,471
70,941	Procter & Gamble Co. (The)	8,956,301
2,358	Reynolds Consumer Products, Inc.	61,332
2,244	Spectrum Brands Holdings, Inc.	87,583

		11,666,286

Independent Power and Renewable Electricity Producers (0.1%):
28,153	AES Corp. (The)	636,258
6,810	Brookfield Renewable Corp., Class A	222,551
8,491	Vistra Corp.	178,311

		1,037,120

Industrial Conglomerates (1.5%):
29,346	3M Co.	3,242,733
431	Carlisle Cos., Inc.	120,856
53,456	General Electric Co.	3,309,461
24,604	Honeywell International, Inc.	4,108,130
5,431	Roper Technologies, Inc.	1,953,205

		12,734,385

Insurance (3.5%):
32,622	Aflac, Inc.	1,833,357
567	Alleghany Corp.*	475,923
14,024	Allstate Corp. (The)	1,746,409
3,416	American Financial Group, Inc.	419,929
39,080	American International Group, Inc.	1,855,519
652	Aon plc, Class A	174,651
12,387	Arch Capital Group, Ltd.*	564,104
9,528	Arthur J. Gallagher & Co.	1,631,384
2,608	Assurant, Inc.	378,864
2,923	Assured Guaranty, Ltd.	141,619
4,179	Axis Capital Holdings, Ltd.	205,398
3,934	Brighthouse Financial, Inc.*	170,814
11,387	Brown & Brown, Inc.	688,686
21,490	Chubb, Ltd.	3,908,601
8,049	Cincinnati Financial Corp.	720,949
1,529	CNA Financial Corp.	56,420
330	Erie Indemnity Co., Class A	73,362
1,434	Everest Re Group, Ltd.	376,339
13,925	Fidelity National Financial, Inc.	504,085
5,452	First American Financial Corp.	251,337
4,546	Globe Life, Inc.	453,236
1,842	Hanover Insurance Group, Inc. (The)	236,034
16,779	Hartford Financial Services Group, Inc. (The)	1,039,291
3,342	Kemper Corp.	137,891
7,096	Lincoln National Corp.	311,585
10,196	Loews Corp.	508,169
524	Markel Corp.*	568,131
2,694	Marsh & McLennan Cos., Inc.	402,187
34,554	MetLife, Inc.	2,100,192
13,980	Old Republic International Corp.	292,602
1,957	Primerica, Inc.	241,592
12,692	Principal Financial Group, Inc.	915,728
3,839	Progressive Corp. (The)	446,130
19,444	Prudential Financial, Inc.	1,667,906
3,451	Reinsurance Group of America, Inc.	434,170
1,051	RenaissanceRe Holdings, Ltd.	147,550
12,236	Travelers Cos., Inc. (The)	1,874,555
9,978	Unum Group	387,146
145	White Mountains Insurance Group, Ltd.	188,938
5,647	Willis Towers Watson plc	1,134,708
10,463	WR Berkley Corp.	675,701

		30,341,192

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Interactive Media & Services (2.5%):
40,437	Alphabet, Inc., Class A*	$3,867,799
36,314	Alphabet, Inc., Class C*	3,491,591
4,169	IAC/InterActiveCorp.*	230,879
957	Match Group, Inc.*	45,697
93,316	Meta Platforms, Inc., Class A*	12,661,115
24,198	Pinterest, Inc., Class A*	563,813
4,993	TripAdvisor, Inc.*	110,246
2,949	Twitter, Inc.*	129,284

		21,100,424

Internet & Direct Marketing Retail (0.1%):
1,530	DoorDash, Inc., Class A*	75,659
24,745	eBay, Inc.	910,863
1,406	Wayfair, Inc., Class A*^	45,765

		1,032,287

IT Services (2.4%):
9,376	Affirm Holdings, Inc.*	175,894
7,962	Akamai Technologies, Inc.*	639,508
6,214	Amdocs, Ltd.	493,702
1,773	Automatic Data Processing, Inc.	401,035
7,078	Black Knight, Inc.*	458,159
26,849	Block, Inc.*	1,476,427
492	Broadridge Financial Solutions, Inc.	71,005
27,097	Cognizant Technology Solutions Corp., Class A	1,556,452
2,170	Concentrix Corp.	242,237
12,205	DXC Technology Co.*	298,778
600	Euronet Worldwide, Inc.*	45,456
31,648	Fidelity National Information Services, Inc.	2,391,639
27,608	Fiserv, Inc.*	2,583,281
4,550	Genpact, Ltd.	199,153
14,296	Global Payments, Inc.	1,544,683
7,008	GoDaddy, Inc., Class A*	496,727
15,530	International Business Machines Corp.	1,845,119
10,465	Kyndryl Holdings, Inc.*	86,546
6,707	Okta, Inc.*	381,427
41,427	PayPal Holdings, Inc.*	3,565,622
1,022	Snowflake, Inc., Class A*	173,699
3,132	Switch, Inc., Class A	105,517
2,549	Teradata Corp.*	79,172
5,689	Twilio, Inc., Class A*	393,337
4,277	VeriSign, Inc.*	742,915
13,034	Western Union Co. (The.)	175,959
689	WEX, Inc.*	87,462
634	Wix.com, Ltd.*	49,598

		20,760,509

Leisure Products (0.1%):
2,986	Brunswick Corp.	195,434
6,792	Hasbro, Inc.	457,917
2,751	Hayward Holdings, Inc.*	24,401
9,725	Mattel, Inc.*	184,192
15,815	Peloton Interactive, Inc., Class A*	109,598
796	Polaris, Inc.	76,137

		1,047,679

Life Sciences Tools & Services (1.5%):
1,641	Agilent Technologies, Inc.	199,464
2,309	Avantor, Inc.*	45,256
1,097	Bio-Rad Laboratories, Inc., Class A*	457,603
212	Charles River Laboratories International, Inc.*	41,722
8,116	Illumina, Inc.*	1,548,452
6,544	PerkinElmer, Inc.	787,440
11,698	Qiagen NV*	482,893

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
846	Repligen Corp.*	$158,295
4,603	Syneos Health, Inc.*	217,031
17,765	Thermo Fisher Scientific, Inc.	9,010,230

		12,948,386

Machinery (1.8%):
2,883	AGCO Corp.	277,258
799	Allison Transmission Holdings, Inc.	26,974
3,515	Caterpillar, Inc.	576,741
2,423	Crane Holdings Co.	212,109
7,327	Cummins, Inc.	1,491,118
5,436	Donaldson Co., Inc.	266,418
7,485	Dover Corp.	872,601
2,557	Esab Corp.	85,302
6,325	Flowserve Corp.	153,697
18,713	Fortive Corp.	1,090,968
5,779	Gates Industrial Corp. plc*	56,403
2,810	Graco, Inc.	168,460
3,198	IDEX Corp.	639,120
1,635	Illinois Tool Works, Inc.	295,363
21,076	Ingersoll-Rand, Inc.	911,748
4,407	ITT, Inc.	287,953
2,493	Middleby Corp. (The)*	319,528
2,244	Nordson Corp.	476,334
3,431	Oshkosh Corp.	241,165
19,064	Otis Worldwide Corp.	1,216,283
17,517	PACCAR, Inc.	1,465,998
5,073	Parker-Hannifin Corp.	1,229,239
8,267	Pentair PLC	335,888
2,679	Snap-On, Inc.	539,417
7,685	Stanley Black & Decker, Inc.	577,989
3,308	Timken Co.	195,304
9,476	Westinghouse Air Brake Technologies Corp.	770,873
2,985	Woodward, Inc.	239,576
7,931	Xylem, Inc.	692,852

		15,712,679

Marine (0.0%†):
2,938	Kirby Corp.*	178,542

Media (1.3%):
11,130	Altice USA, Inc., Class A*	64,888
111	Cable One, Inc.	94,688
226,454	Comcast Corp., Class A	6,641,896
13,101	DISH Network Corp., Class A*	181,187
15,210	Fox Corp., Class A	466,643
7,094	Fox Corp., Class B	202,179
20,026	Interpublic Group of Cos., Inc. (The)	512,666
596	Liberty Broadband Corp., Class A*	44,462
3,386	Liberty Broadband Corp., Class C*	249,887
5,975	Liberty Media Corp.-Liberty SiriusXM, Class C*	225,317
2,887	Liberty Media Corp-Liberty SiriusXM, Class A*	109,908
8,778	New York Times Co. (The), Class A	252,367
19,819	News Corp., Class A	299,465
6,485	News Corp., Class B	99,999
1,809	Nexstar Media Group, Inc., Class A	301,832
10,548	Omnicom Group, Inc.	665,473
37,818	Sirius XM Holdings, Inc.^	215,941
29,729	ViacomCBS, Inc., Class B	566,040

		11,194,838

Metals & Mining (0.9%):
9,216	Alcoa Corp.	310,211
25,950	Cleveland-Cliffs, Inc.*	349,546
73,267	Freeport-McMoRan, Inc.	2,002,387

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
41,209	Newmont Corp.	$1,732,014
13,621	Nucor Corp.	1,457,311
3,061	Reliance Steel & Aluminum Co.	533,869
3,164	Royal Gold, Inc.	296,846
1,558	Southern Copper Corp.	69,861
11,322	SSR Mining, Inc.	166,547
8,813	Steel Dynamics, Inc.	625,282
12,788	United States Steel Corp.	231,719

		7,775,593

Mortgage Real Estate Investment Trusts (0.1%):
26,999	AGNC Investment Corp.	227,331
20,843	New Residential Investment Corp.	152,571
14,723	Starwood Property Trust, Inc.	268,253

		648,155

Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
20,724	Annaly Capital Management, Inc.	355,624

Multiline Retail (0.4%):
7,649	Dollar Tree, Inc.*	1,041,029
6,882	Kohl’s Corp.	173,082
13,526	Macy’s, Inc.	211,952
779	Nordstrom, Inc.	13,033
3,212	Ollie’s Bargain Outlet Holdings, Inc.*	165,739
10,758	Target Corp.	1,596,380

		3,201,215

Multi-Utilities (1.7%):
13,391	Ameren Corp.	1,078,645
32,569	CenterPoint Energy, Inc.	917,794
14,997	CMS Energy Corp.	873,425
18,298	Consolidated Edison, Inc.	1,569,237
43,013	Dominion Energy, Inc.	2,972,629
9,856	DTE Energy Co.	1,133,933
10,311	MDU Resources Group, Inc.	282,006
20,880	NiSource, Inc.	525,967
25,939	Public Service Enterprise Group, Inc.	1,458,550
16,262	Sempra Energy	2,438,324
16,251	WEC Energy Group, Inc.	1,453,327

		14,703,837

Oil, Gas & Consumable Fuels (7.2%):
17,501	Antero Midstream Corp.	160,659
5,479	Antero Resources Corp.*	167,274
16,934	APA Corp.	578,973
5,392	Cheniere Energy, Inc.	894,587
6,239	Chesapeake Energy Corp.	587,776
101,624	Chevron Corp.	14,600,320
65,849	ConocoPhillips	6,738,987
475	Continental Resources, Inc.	31,735
34,189	Coterra Energy, Inc.	893,017
17,474	Devon Energy Corp.	1,050,712
3,847	Diamondback Energy, Inc.	463,410
4,754	DT Midstream, Inc.	246,685
8,169	EOG Resources, Inc.	912,722
19,066	EQT Corp.	776,939
215,655	Exxon Mobil Corp.	18,828,838
3,265	Hess Corp.	355,852
7,258	HF Sinclair Corp.	390,771
102,799	Kinder Morgan, Inc.	1,710,575
35,156	Marathon Oil Corp.	793,822
25,641	Marathon Petroleum Corp.	2,546,921
7,610	Occidental Petroleum Corp.	467,635
20,603	ONEOK, Inc.	1,055,698
3,974	Ovintiv, Inc.	182,804
2,331	PDC Energy, Inc.	134,708
25,043	Phillips 66	2,021,471

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,551	Pioneer Natural Resources Co.	$1,201,958
4,747	Range Resources Corp.	119,909
50,903	Southwestern Energy Co.*	311,526
20,208	Valero Energy Corp.	2,159,225
63,055	Williams Cos., Inc.	1,805,265

		62,190,774

Paper & Forest Products (0.0%†):
3,612	Louisiana-Pacific Corp.	184,898

Personal Products (0.0%†):
19,667	Coty, Inc., Class A*	124,296

Pharmaceuticals (6.4%):
110,130	Bristol-Myers Squibb Co.	7,829,142
6,194	Catalent, Inc.*	448,198
23,446	Elanco Animal Health, Inc.*	290,965
8,100	Eli Lilly & Co.	2,619,135
840	Horizon Therapeutics plc*	51,988
3,093	Jazz Pharmaceuticals plc*	412,266
136,093	Johnson & Johnson	22,232,152
76,003	Merck & Co., Inc.	6,545,378
12,617	Organon & Co.	295,238
7,132	Perrigo Co. plc	254,327
292,270	Pfizer, Inc.	12,789,735
18,908	Royalty Pharma plc, Class A	759,723
63,863	Viatris, Inc.	544,113

		55,072,360

Professional Services (0.6%):
1,188	CACI International, Inc., Class A*	310,139
25,108	Clarivate plc*	235,764
17,579	CoStar Group, Inc.*	1,224,377
13,408	Dun & Bradstreet Holdings, Inc.	166,125
3,100	Equifax, Inc.	531,433
1,045	FTI Consulting, Inc.*	173,167
6,554	Jacobs Solutions, Inc.	711,044
2,591	KBR, Inc.	111,983
6,960	Leidos Holdings, Inc.	608,791
2,532	ManpowerGroup, Inc.	163,795
18,832	Nielsen Holdings plc	522,023
485	Robert Half International, Inc.	37,103
2,882	Science Applications International Corp.	254,855
2,720	TransUnion	161,813

		5,212,412

Real Estate (0.0%†):
6,914	WeWork, Inc.*^	18,322

Real Estate Management & Development (0.2%):
8,653	CBRE Group, Inc., Class A*	584,164
2,028	Howard Hughes Corp. (The)*	112,331
2,536	Jones Lang LaSalle, Inc.*	383,113
14,363	Opendoor Technologies, Inc.*	44,669
2,902	Zillow Group, Inc., Class A*	83,084
7,419	Zillow Group, Inc., Class C*	212,258

		1,419,619

Road & Rail (0.8%):
468	AMERCO, Inc.	238,315
1,588	Avis Budget Group, Inc.*	235,754
82,412	CSX Corp.	2,195,456
10,601	Hertz Global Holdings, Inc.*	172,584
423	J.B. Hunt Transport Services, Inc.	66,166
7,985	Knight-Swift Transportation Holdings, Inc.	390,706
281	Landstar System, Inc.	40,568
3,261	Lyft, Inc., Class A*	42,947
12,088	Norfolk Southern Corp.	2,534,249

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail, continued
2,460	Ryder System, Inc.	$185,705
3,052	Schneider National, Inc., Class B	61,956
13,495	Uber Technologies, Inc.*	357,618

		6,522,024

Semiconductors & Semiconductor
Equipment (2.3%):
17,608	Advanced Micro Devices, Inc.*	1,115,643
21,557	Analog Devices, Inc.	3,003,752
3,955	Azenta, Inc.	169,511
2,801	Cirrus Logic, Inc.*	192,709
5,454	First Solar, Inc.*	721,401
2,529	GLOBALFOUNDRIES, Inc.*	122,277
211,612	Intel Corp.	5,453,241
44,111	Marvell Technology, Inc.	1,892,803
4,263	Microchip Technology, Inc.	260,171
46,019	Micron Technology, Inc.	2,305,552
2,964	MKS Instruments, Inc.	244,945
8,312	ON Semiconductor Corp.*	518,087
5,241	Qorvo, Inc.*	416,188
8,302	Skyworks Solutions, Inc.	707,912
794	Teradyne, Inc.	59,669
15,007	Texas Instruments, Inc.	2,322,783
5,984	Wolfspeed, Inc.*	618,506

		20,125,150

Software (1.4%):
2,085	ANSYS, Inc.*	462,244
5,011	Bill.com Holdings, Inc.*	663,306
5,505	CCC Intelligent Solutions Holdings, Inc.*	50,095
5,906	Ceridian HCM Holding, Inc.*	330,027
3,558	Citrix Systems, Inc.	370,032
1,774	Coupa Software, Inc.*	104,311
4,477	Guidewire Software, Inc.*	275,694
1,601	Informatica, Inc.*^	32,132
1,282	Manhattan Associates, Inc.*	170,544
2,409	nCino, Inc.*	82,171
19,325	NortonLifeLock, Inc.	389,206
5,355	Nutanix, Inc., Class A*	111,545
24,536	Oracle Corp.	1,498,414
2,512	Paycor HCM, Inc.*	74,255
916	Procore Technologies, Inc.*	45,324
39,116	Salesforce, Inc.*	5,626,445
2,715	SentinelOne, Inc., Class A*	69,395
11,422	SS&C Technologies Holdings, Inc.	545,401
271	Tyler Technologies, Inc.*	94,172
18,095	UiPath, Inc., Class A*	228,178
3,357	Unity Software, Inc.*	106,954
5,475	VMware, Inc., Class A	582,869
6,407	Zoom Video Communications, Inc., Class A*	471,491

		12,384,205

Specialty Retail (1.5%):
2,834	Advance Auto Parts, Inc.	443,068
1,848	AutoNation, Inc.*	188,256
97	AutoZone, Inc.*	207,767
11,907	Bath & Body Works, Inc.	388,168
6,979	Best Buy Co., Inc.	442,050
255	Burlington Stores, Inc.*	28,532
7,507	CarMax, Inc.*	495,612
2,907	Dick’s Sporting Goods, Inc.^	304,188
13,276	GameStop Corp., Class A*^	333,626
11,133	Gap, Inc. (The)	91,402
22,441	Home Depot, Inc. (The)	6,192,370
558	Leslie’s, Inc.*^	8,208

Shares		Value
Common Stocks, continued
Specialty Retail, continued
1,430	Lithia Motors, Inc.	$306,806
4,553	Lowe’s Cos., Inc.	855,099
1,934	O’Reilly Automotive, Inc.*	1,360,279
1,362	Penske Automotive Group, Inc.	134,062
4,468	Petco Health & Wellness Co., Inc.*	49,863
578	RH*	142,228
10,298	Ross Stores, Inc.	867,812
1,388	Victoria’s Secret & Co.*	40,419
695	Williams-Sonoma, Inc.	81,906

		12,961,721

Technology Hardware, Storage & Peripherals (0.3%):
11,358	Dell Technologies, Inc., Class C	388,103
66,972	Hewlett Packard Enterprise Co.	802,325
29,435	HP, Inc.	733,520
6,436	NCR Corp.*	122,348
16,262	Western Digital Corp.*	529,328

		2,575,624

Textiles, Apparel & Luxury Goods (0.3%):
6,644	Capri Holdings, Ltd.*	255,395
1,784	Carter’s, Inc.	116,906
1,918	Columbia Sportswear Co.	129,081
169	Deckers Outdoor Corp.*	52,831
18,505	Hanesbrands, Inc.	128,795
3,459	PVH Corp.	154,963
2,058	Ralph Lauren Corp.	174,786
5,574	Skechers U.S.A., Inc., Class A*	176,807
11,027	Tapestry, Inc.	313,498
10,245	Under Armour, Inc., Class A*	68,129
10,506	Under Armour, Inc., Class C*	62,616
18,027	VF Corp.	539,188

		2,172,995

Thrifts & Mortgage Finance (0.0%†):
15,539	MGIC Investment Corp.	199,210
22,090	New York Community Bancorp, Inc.	188,428
2,177	TFS Financial Corp.	28,301

		415,939

Tobacco (1.2%):
93,656	Altria Group, Inc.	3,781,829
80,130	Philip Morris International, Inc.	6,651,592

		10,433,421

Trading Companies & Distributors (0.2%):
5,441	Air Lease Corp.	168,726
1,012	Core & Main, Inc., Class A*	23,013
2,453	MSC Industrial Direct Co., Inc.	178,603
923	SiteOne Landscape Supply, Inc.*	96,121
1,967	United Rentals, Inc.*	531,326
8,734	Univar Solutions, Inc.*	198,611
828	Watsco, Inc.	213,177
1,114	WESCO International, Inc.*	132,989

		1,542,566

Water Utilities (0.2%):
9,488	American Water Works Co., Inc.	1,234,958
12,026	Essential Utilities, Inc.	497,636

		1,732,594

Wireless Telecommunication Services (0.5%):
30,806	T-Mobile US, Inc.*	4,133,241

Total Common Stocks (Cost $795,866,337)		855,086,136

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.3%):
2,632,949	BlackRock Liquidity FedFund, Institutional Class , 2.77%(a)(b)	$2,632,949

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,632,949)		2,632,949

Shares		Value
Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
2,954,424	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(b)	2,954,424
Total Unaffiliated Investment Company (Cost $2,954,424)		2,954,424

Total Investment Securities
(Cost $801,453,710) — 100.2%		860,673,509
Net other assets (liabilities) — (0.2)%		(2,045,458)

Net Assets — 100.0%		$858,628,051

Percentages indicated are based on net assets as of September 30, 2022.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $2,552,544.
†	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(b)	The rate represents the effective yield at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	16	$2,881,200	$(71,344)

S&P Midcap 400 E-Mini December Futures (U.S. Dollar)	12/16/22	6	1,324,920	(6,892)

				$(78,236)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.8%):
Aerospace & Defense (1.6%):
42,279	Boeing Co. (The)*	$5,119,141
17,094	General Dynamics Corp.	3,626,834
27,837	Howmet Aerospace, Inc.	860,999
2,885	Huntington Ingalls Industries, Inc.	639,028
14,425	L3harris Technologies, Inc.	2,997,948
18,030	Lockheed Martin Corp.	6,964,809
11,076	Northrop Grumman Corp.	5,209,264
112,226	Raytheon Technologies Corp.	9,186,820
15,863	Textron, Inc.	924,178
3,978	TransDigm Group, Inc.	2,087,734

		37,616,755

Air Freight & Logistics (0.6%):
9,634	C.H. Robinson Worldwide, Inc.	927,851
12,548	Expeditors International of Washington, Inc.	1,108,114
18,188	FedEx Corp.	2,700,372
55,494	United Parcel Service, Inc., Class B	8,964,501

		13,700,838

Airlines (0.2%):
9,806	Alaska Air Group, Inc.*	383,905
49,139	American Airlines Group, Inc.*	591,634
49,974	Delta Air Lines, Inc.*	1,402,270
44,615	Southwest Airlines Co.*	1,375,927
24,310	United Airlines Holdings, Inc.*	790,804

		4,544,540

Auto Components (0.1%):
20,452	Aptiv plc*	1,599,551
17,735	BorgWarner, Inc.	556,879

		2,156,430

Automobiles (2.6%):
301,005	Ford Motor Co.	3,371,256
110,663	General Motors Co.	3,551,175
202,455	Tesla, Inc.*	53,701,189

		60,623,620

Banks (3.7%):
531,375	Bank of America Corp.	16,047,525
147,835	Citigroup, Inc.	6,160,284
38,137	Citizens Financial Group, Inc.	1,310,387
9,769	Comerica, Inc.	694,576
51,728	Fifth Third Bancorp	1,653,227
13,850	First Republic Bank	1,808,118
110,539	Huntington Bancshares, Inc.	1,456,904
222,911	JPMorgan Chase & Co.	23,294,200
72,869	KeyCorp	1,167,361
13,201	M&T Bank Corp.	2,327,600
31,174	PNC Financial Services Group, Inc. (The)	4,658,019
72,182	Regions Financial Corp.	1,448,693
4,642	Signature Bank	700,942
4,455	SVB Financial Group*	1,495,900
101,575	Truist Financial Corp.	4,422,576
102,400	U.S. Bancorp	4,128,768
288,552	Wells Fargo & Co.	11,605,561
12,106	Zions Bancorp	615,711

		84,996,352

Beverages (1.9%):
14,194	Brown-Forman Corp., Class B	944,895
295,770	Coca-Cola Co. (The)	16,569,035
12,065	Constellation Brands, Inc., Class A	2,771,089
64,583	Keurig Dr Pepper, Inc.	2,313,363
13,901	Molson Coors Brewing Co., Class B	667,109
29,105	Monster Beverage Corp.*	2,530,971

Shares		Value
Common Stocks, continued
Beverages, continued
104,811	PepsiCo, Inc.	$17,111,444

		42,907,906

Biotechnology (2.2%):
134,527	AbbVie, Inc.	18,054,869
40,549	Amgen, Inc.	9,139,745
11,045	Biogen, Inc.*	2,949,015
94,945	Gilead Sciences, Inc.	5,857,157
14,682	Incyte Corp.*	978,408
25,568	Moderna, Inc.*	3,023,416
8,165	Regeneron Pharmaceuticals, Inc.*	5,624,623
19,376	Vertex Pharmaceuticals, Inc.*	5,610,127

		51,237,360

Building Products (0.4%):
9,760	A O Smith Corp.	474,141
6,778	Allegion plc	607,851
64,643	Carrier Global Corp.	2,298,705
9,712	Fortune Brands Home & Security, Inc.	521,437
51,739	Johnson Controls International plc	2,546,594
17,465	Masco Corp.	815,441
17,783	Trane Technologies plc	2,575,156

		9,839,325

Capital Markets (3.0%):
8,110	Ameriprise Financial, Inc.	2,043,315
55,913	Bank of New York Mellon Corp. (The)	2,153,769
11,460	BlackRock, Inc., Class A+	6,306,209
8,359	Cboe Global Markets, Inc.	981,096
114,479	Charles Schwab Corp. (The)	8,227,606
27,356	CME Group, Inc.	4,845,568
2,926	FactSet Research Systems, Inc.	1,170,722
22,367	Franklin Resources, Inc.	481,338
25,947	Goldman Sachs Group, Inc. (The)	7,603,768
42,300	Intercontinental Exchange, Inc.	3,821,805
34,577	Invesco, Ltd.	473,705
2,754	MarketAxess Holdings, Inc.	612,737
11,958	Moody’s Corp.	2,907,109
101,790	Morgan Stanley	8,042,428
6,096	MSCI, Inc.	2,571,232
25,992	Nasdaq, Inc.	1,473,227
15,961	Northern Trust Corp.	1,365,623
15,115	Raymond James Financial, Inc.	1,493,664
25,897	S&P Global, Inc.	7,907,649
27,803	State Street Corp.	1,690,700
17,217	T. Rowe Price Group, Inc.	1,807,957

		67,981,227

Chemicals (1.8%):
16,753	Air Products & Chemicals, Inc.	3,898,926
8,781	Albemarle Corp.	2,322,048
7,401	Celanese Corp.	668,606
15,146	CF Industries Holdings, Inc.	1,457,802
55,155	Corteva, Inc.	3,152,108
55,416	Dow, Inc.	2,434,425
37,854	DuPont de Nemours, Inc.	1,907,842
9,198	Eastman Chemical Co.	653,518
18,954	Ecolab, Inc.	2,737,337
9,400	FMC Corp.	993,580
19,629	International Flavors & Fragrances, Inc.	1,782,902
37,882	Linde plc	10,212,608
19,299	Lyondellbasell Industries NV	1,452,829
26,244	Mosaic Co. (The)	1,268,373
18,189	PPG Industries, Inc.	2,013,340
17,928	Sherwin-Williams Co. (The)	3,670,758

		40,627,002

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies (0.5%):
6,572	Cintas Corp.	$2,551,185
15,968	Copart, Inc.*	1,698,995
15,832	Republic Services, Inc.	2,153,785
17,773	Rollins, Inc.	616,368
28,591	Waste Management, Inc.	4,580,564

		11,600,897

Communications Equipment (0.8%):
18,734	Arista Networks, Inc.*	2,114,881
314,541	Cisco Systems, Inc.	12,581,640
4,606	F5, Inc.*	666,626
24,540	Juniper Networks, Inc.	640,985
12,665	Motorola Solutions, Inc.	2,836,580

		18,840,712

Construction & Engineering (0.1%):
10,719	Quanta Services, Inc.	1,365,493

Construction Materials (0.1%):
4,806	Martin Marietta Materials, Inc.	1,547,964
10,236	Vulcan Materials Co.	1,614,320

		3,162,284

Consumer Finance (0.5%):
45,592	American Express Co.	6,150,817
29,091	Capital One Financial Corp.	2,681,317
20,764	Discover Financial Services	1,887,863
37,293	Synchrony Financial	1,051,290

		11,771,287

Containers & Packaging (0.3%):
117,482	Amcor plc	1,260,582
6,348	Avery Dennison Corp.	1,032,820
23,819	Ball Corp.	1,150,934
26,957	International Paper Co.	854,537
7,374	Packaging Corp. of America	828,026
11,227	Sealed Air Corp.	499,714
19,064	Westrock Co.	588,887

		6,215,500

Distributors (0.2%):
10,690	Genuine Parts Co.	1,596,231
20,330	LKQ Corp.	958,559
3,115	Pool Corp.	991,224

		3,546,014

Diversified Financial Services (1.6%):
137,189	Berkshire Hathaway, Inc., Class B*	36,632,207

Diversified Telecommunication Services (0.9%):
543,790	AT&T, Inc.	8,341,738
67,685	Lumen Technologies, Inc.	492,747
319,711	Verizon Communications, Inc.	12,139,427

		20,973,912

Electric Utilities (2.0%):
18,652	Alliant Energy Corp.	988,370
39,319	American Electric Power Co., Inc.	3,399,128
25,173	Constellation Energy Corp.	2,094,142
58,689	Duke Energy Corp.	5,459,251
29,266	Edison International	1,655,870
15,183	Entergy Corp.	1,527,865
17,208	Evergy, Inc.	1,022,155
26,569	Eversource Energy	2,071,319
74,644	Exelon Corp.	2,796,164
41,261	FirstEnergy Corp.	1,526,657
149,554	NextEra Energy, Inc.	11,726,529
17,584	NRG Energy, Inc.	672,940
122,354	PG&E Corp.*	1,529,425
8,160	Pinnacle West Capital Corp.	526,402
55,372	PPL Corp.	1,403,680

Shares		Value
Common Stocks, continued
Electric Utilities, continued
80,826	Southern Co. (The)	$5,496,168
41,731	Xcel Energy, Inc.	2,670,784

		46,566,849

Electrical Equipment (0.5%):
17,286	AMETEK, Inc.	1,960,405
30,247	Eaton Corp. plc	4,033,740
44,614	Emerson Electric Co.	3,266,637
4,823	Generac Holdings, Inc.*	859,169
8,821	Rockwell Automation, Inc.	1,897,486

		12,017,437

Electronic Equipment, Instruments & Components (0.6%):
45,389	Amphenol Corp., Class A	3,039,248
10,429	CDW Corp.	1,627,758
57,057	Corning, Inc.	1,655,794
13,783	Keysight Technologies, Inc.*	2,168,893
23,907	TE Connectivity, Ltd.	2,638,377
3,654	Teledyne Technologies, Inc.*	1,233,115
18,577	Trimble, Inc.*	1,008,174
4,024	Zebra Technologies Corp., Class A*	1,054,328

		14,425,687

Energy Equipment & Services (0.3%):
76,906	Baker Hughes Co.	1,611,950
68,803	Halliburton Co.	1,693,930
106,698	Schlumberger, Ltd.	3,830,458

		7,136,338

Entertainment (1.4%):
54,113	Activision Blizzard, Inc.	4,022,761
20,078	Electronic Arts, Inc.	2,323,225
10,709	Live Nation Entertainment, Inc.*	814,312
33,882	Netflix, Inc.*	7,977,178
11,751	Take-Two Interactive Software, Inc.*	1,280,859
138,666	Walt Disney Co. (The)*	13,080,364
168,954	Warner Bros Discovery, Inc.*	1,942,971

		31,441,670

Equity Real Estate Investment Trusts (2.7%):
11,315	Alexandria Real Estate Equities, Inc.	1,586,250
35,360	American Tower Corp.	7,591,792
10,549	AvalonBay Communities, Inc.	1,943,020
10,624	Boston Properties, Inc.	796,481
8,170	Camden Property Trust	975,907
33,171	Crown Castle, Inc.	4,794,868
21,637	Digital Realty Trust, Inc.	2,145,958
29,637	Duke Realty Corp.	1,428,503
6,886	Equinix, Inc.	3,917,032
26,369	Equity Residential	1,772,524
4,856	Essex Property Trust, Inc.	1,176,269
10,061	Extra Space Storage, Inc.	1,737,635
5,376	Federal Realty Investment Trust	484,485
159	Gaming and Leisure Properties, Inc.	7,034
41,647	Healthpeak Properties, Inc.	954,549
54,807	Host Hotels & Resorts, Inc.	870,335
44,075	Invitation Homes, Inc.	1,488,413
22,713	Iron Mountain, Inc.	998,691
46,879	Kimco Realty Corp.	863,042
8,675	Mid-America Apartment Communities, Inc.	1,345,232
56,349	Prologis, Inc.	5,725,059
12,009	Public Storage	3,516,355
45,643	Realty Income Corp.	2,656,423
11,891	Regency Centers Corp.	640,330
8,237	SBA Communications Corp.	2,344,662
25,256	Simon Property Group, Inc.	2,266,726
22,171	UDR, Inc.	924,753

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
30,195	Ventas, Inc.	$1,212,933
72,553	VICI Properties, Inc.	2,165,707
12,354	Vornado Realty Trust	286,119
34,287	Welltower, Inc.	2,205,340
56,845	Weyerhaeuser Co.	1,623,493

		62,445,920

Food & Staples Retailing (1.6%):
33,742	Costco Wholesale Corp.	15,935,334
48,882	Kroger Co. (The)	2,138,587
38,969	Sysco Corp.	2,755,498
54,859	Walgreens Boots Alliance, Inc.	1,722,573
108,348	Walmart, Inc.	14,052,736

		36,604,728

Food Products (1.1%):
42,784	Archer-Daniels-Midland Co.	3,441,973
14,874	Campbell Soup Co.	700,863
36,349	Conagra Brands, Inc.	1,186,068
45,281	General Mills, Inc.	3,468,977
10,979	Hershey Co. (The)	2,420,540
22,068	Hormel Foods Corp.	1,002,770
8,067	JM Smucker Co. (The)	1,108,487
19,298	Kellogg Co.	1,344,299
60,546	Kraft Heinz Co. (The)	2,019,209
10,903	Lamb Weston Holdings, Inc.	843,674
18,875	McCormick & Co.	1,345,221
104,180	Mondelez International, Inc., Class A	5,712,189
21,771	Tyson Foods, Inc., Class A	1,435,362

		26,029,632

Gas Utilities (0.1%):
10,367	Atmos Energy Corp.	1,055,879

Health Care Equipment & Supplies (3.3%):
133,296	Abbott Laboratories	12,897,721
3,331	ABIOMED, Inc.*	818,293
5,479	Align Technology, Inc.*	1,134,756
38,387	Baxter International, Inc.	2,067,524
21,536	Becton Dickinson & Co.	4,798,867
109,462	Boston Scientific Corp.*	4,239,463
3,868	Cooper Cos., Inc. (The)	1,020,765
49,765	Danaher Corp.	12,853,802
16,949	DENTSPLY SIRONA, Inc.	480,504
29,431	Dexcom, Inc.*	2,370,373
47,235	Edwards Lifesciences Corp.*	3,903,028
18,808	Hologic, Inc.*	1,213,492
6,232	IDEXX Laboratories, Inc.*	2,030,386
27,257	Intuitive Surgical, Inc.*	5,109,052
100,998	Medtronic plc	8,155,589
11,250	ResMed, Inc.	2,455,875
7,436	STERIS plc	1,236,458
25,735	Stryker Corp.	5,212,367
3,465	Teleflex, Inc.	698,059
5,678	West Pharmaceutical Services, Inc.	1,397,242
16,080	Zimmer Biomet Holdings, Inc.	1,681,164

		75,774,780

Health Care Providers & Services (3.6%):
11,509	AmerisourceBergen Corp.	1,557,513
20,370	Cardinal Health, Inc.	1,358,272
43,379	Centene Corp.*	3,375,320
23,193	Cigna Corp.	6,435,362
99,663	CVS Health Corp.	9,504,860
3,967	DaVita, Inc.*	328,349
18,312	Elevance Health, Inc.	8,318,043
16,363	HCA Healthcare, Inc.	3,007,356
10,783	Henry Schein, Inc.*	709,198
9,633	Humana, Inc.	4,673,835

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
7,054	Laboratory Corp. of America Holdings	$1,444,730
10,861	McKesson Corp.	3,691,328
4,495	Molina Healthcare, Inc.*	1,482,631
8,850	Quest Diagnostics, Inc.	1,085,806
71,100	UnitedHealth Group, Inc.	35,908,344
5,147	Universal Health Services, Inc., Class B	453,862

		83,334,809

Hotels, Restaurants & Leisure (1.9%):
3,018	Booking Holdings, Inc.*	4,959,208
15,488	Caesars Entertainment, Inc.*	499,643
64,958	Carnival Corp., Class A*	456,655
2,095	Chipotle Mexican Grill, Inc.*	3,148,282
9,274	Darden Restaurants, Inc.	1,171,492
2,803	Domino’s Pizza, Inc.	869,491
11,631	Expedia Group, Inc.*	1,089,708
21,155	Hilton Worldwide Holdings, Inc.	2,551,716
26,156	Las Vegas Sands Corp.*	981,373
21,075	Marriott International, Inc., Class A	2,953,450
55,923	McDonald’s Corp.	12,903,673
24,100	MGM Resorts International	716,252
31,090	Norwegian Cruise Line Holdings, Ltd.*	353,182
17,687	Royal Caribbean Cruises, Ltd.*	670,337
87,602	Starbucks Corp.	7,381,344
7,751	Wynn Resorts, Ltd.*	488,546
21,652	Yum! Brands, Inc.	2,302,474

		43,496,826

Household Durables (0.3%):
24,692	DR Horton, Inc.	1,663,006
11,813	Garmin, Ltd.	948,702
19,873	Lennar Corp., Class A	1,481,532
3,740	Mohawk Industries, Inc.*	341,051
27,332	Newell Brands, Inc.	379,641
239	NVR, Inc.*	952,912
17,083	PulteGroup, Inc.	640,613
4,058	Whirlpool Corp.	547,059

		6,954,516

Household Products (1.4%):
18,624	Church & Dwight Co., Inc.	1,330,498
9,274	Clorox Co. (The)	1,190,689
63,625	Colgate-Palmolive Co.	4,469,656
25,529	Kimberly-Clark Corp.	2,873,034
181,635	Procter & Gamble Co. (The)	22,931,419

		32,795,296

Independent Power and Renewable Electricity Producers (0.1%):
49,796	AES Corp. (The)	1,125,390

Industrial Conglomerates (0.9%):
42,081	3M Co.	4,649,950
83,277	General Electric Co.	5,155,679
51,209	Honeywell International, Inc.	8,550,367
8,054	Roper Technologies, Inc.	2,896,541

		21,252,537

Insurance (2.2%):
43,710	Aflac, Inc.	2,456,502
20,486	Allstate Corp. (The)	2,551,122
57,801	American International Group, Inc.	2,744,391
16,169	Aon plc, Class A	4,331,190
16,018	Arthur J. Gallagher & Co.	2,742,602
4,143	Assurant, Inc.	601,854
17,606	Brown & Brown, Inc.	1,064,811

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
31,674	Chubb, Ltd.	$5,760,867
11,599	Cincinnati Financial Corp.	1,038,922
3,040	Everest Re Group, Ltd.	797,818
6,907	Globe Life, Inc.	688,628
24,955	Hartford Financial Services Group, Inc. (The)	1,545,713
12,289	Lincoln National Corp.	539,610
14,145	Loews Corp.	704,987
37,879	Marsh & McLennan Cos., Inc.	5,654,956
50,928	MetLife, Inc.	3,095,404
18,090	Principal Financial Group, Inc.	1,305,193
44,257	Progressive Corp. (The)	5,143,106
28,516	Prudential Financial, Inc.	2,446,102
18,242	Travelers Cos., Inc. (The)	2,794,674
8,302	Willis Towers Watson plc	1,668,204
15,154	WR Berkley Corp.	978,645

		50,655,301

Interactive Media & Services (4.8%):
455,769	Alphabet, Inc., Class A*	43,594,305
407,563	Alphabet, Inc., Class C*	39,187,182
22,124	Match Group, Inc.*	1,056,421
173,359	Meta Platforms, Inc., Class A*	23,521,349
51,108	Twitter, Inc.*	2,240,575

		109,599,832

Internet & Direct Marketing Retail (3.4%):
673,709	Amazon.com, Inc.*	76,129,117
41,759	eBay, Inc.	1,537,149
9,796	Etsy, Inc.*	980,873

		78,647,139

IT Services (4.4%):
47,952	Accenture plc, Class A	12,338,050
11,781	Akamai Technologies, Inc.*	946,250
31,699	Automatic Data Processing, Inc.	7,169,997
9,042	Broadridge Financial Solutions, Inc.	1,304,941
39,524	Cognizant Technology Solutions Corp., Class A	2,270,259
16,463	DXC Technology Co.*	403,014
4,379	EPAM Systems, Inc.*	1,586,030
46,542	Fidelity National Information Services, Inc.	3,517,179
48,616	Fiserv, Inc.*	4,548,999
5,871	FleetCor Technologies, Inc.*	1,034,294
6,099	Gartner, Inc.*	1,687,532
20,987	Global Payments, Inc.	2,267,645
68,822	International Business Machines Corp.	8,176,742
5,364	Jack Henry & Associates, Inc.	977,696
64,855	Mastercard, Inc., Class A	18,440,871
24,413	Paychex, Inc.	2,739,383
87,895	PayPal Holdings, Inc.*	7,565,123
7,115	VeriSign, Inc.*	1,235,875
124,281	Visa, Inc., Class A	22,078,520

		100,288,400

Leisure Products (0.0%†):
9,779	Hasbro, Inc.	659,300

Life Sciences Tools & Services (1.3%):
22,925	Agilent Technologies, Inc.	2,786,534
1,594	Bio-Rad Laboratories, Inc., Class A*	664,921
3,034	Bio-Techne Corp.	861,656
3,847	Charles River Laboratories International, Inc.*	757,090
11,756	Illumina, Inc.*	2,242,927
14,152	IQVIA Holdings, Inc.*	2,563,493
1,708	Mettler-Toledo International, Inc.*	1,851,677

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
9,422	PerkinElmer, Inc.	$1,133,749
29,801	Thermo Fisher Scientific, Inc.	15,114,769
4,680	Waters Corp.*	1,261,401

		29,238,217

Machinery (1.6%):
40,127	Caterpillar, Inc.	6,584,038
10,891	Cummins, Inc.	2,216,427
21,253	Deere & Co.	7,096,164
10,899	Dover Corp.	1,270,606
27,511	Fortive Corp.	1,603,891
5,758	IDEX Corp.	1,150,736
21,509	Illinois Tool Works, Inc.	3,885,601
30,388	Ingersoll-Rand, Inc.	1,314,585
4,010	Nordson Corp.	851,203
31,755	Otis Worldwide Corp.	2,025,969
26,898	PACCAR, Inc.	2,251,094
9,662	Parker-Hannifin Corp.	2,341,199
12,489	Pentair PLC	507,428
4,139	Snap-On, Inc.	833,388
10,876	Stanley Black & Decker, Inc.	817,984
13,708	Westinghouse Air Brake Technologies Corp.	1,115,146
13,495	Xylem, Inc.	1,178,923

		37,044,382

Media (0.7%):
8,426	Charter Communications, Inc., Class A*	2,556,027
334,742	Comcast Corp., Class A	9,817,983
20,778	DISH Network Corp., Class A*	287,360
23,080	Fox Corp., Class A	708,094
11,105	Fox Corp., Class B	316,492
31,245	Interpublic Group of Cos., Inc. (The)	799,872
27,741	News Corp., Class A	419,167
10,641	News Corp., Class B	164,084
15,106	Omnicom Group, Inc.	953,038
38,384	ViacomCBS, Inc., Class B	730,831

		16,752,948

Metals & Mining (0.3%):
109,828	Freeport-McMoRan, Inc.	3,001,599
60,254	Newmont Corp.	2,532,476
20,098	Nucor Corp.	2,150,285

		7,684,360

Multiline Retail (0.5%):
17,140	Dollar General Corp.	4,111,200
16,045	Dollar Tree, Inc.*	2,183,725
35,434	Target Corp.	5,258,051

		11,552,976

Multi-Utilities (0.9%):
19,931	Ameren Corp.	1,605,442
47,923	CenterPoint Energy, Inc.	1,350,470
22,446	CMS Energy Corp.	1,307,255
27,297	Consolidated Edison, Inc.	2,340,991
62,060	Dominion Energy, Inc.	4,288,967
14,860	DTE Energy Co.	1,709,643
29,877	NiSource, Inc.	752,602
38,301	Public Service Enterprise Group, Inc.	2,153,665
23,944	Sempra Energy	3,590,163
24,271	WEC Energy Group, Inc.	2,170,555

		21,269,753

Oil, Gas & Consumable Fuels (4.3%):
24,180	APA Corp.	826,714
136,886	Chevron Corp.	19,666,412
96,766	ConocoPhillips	9,903,032

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
60,570	Coterra Energy, Inc.	$1,582,088
49,773	Devon Energy Corp.	2,992,850
12,972	Diamondback Energy, Inc.	1,562,607
44,349	EOG Resources, Inc.	4,955,114
28,102	EQT Corp.	1,145,157
316,791	Exxon Mobil Corp.	27,659,022
21,350	Hess Corp.	2,326,937
148,185	Kinder Morgan, Inc.	2,465,798
51,505	Marathon Oil Corp.	1,162,983
37,901	Marathon Petroleum Corp.	3,764,706
56,644	Occidental Petroleum Corp.	3,480,774
33,724	ONEOK, Inc.	1,728,018
36,462	Phillips 66	2,943,213
18,142	Pioneer Natural Resources Co.	3,928,287
29,947	Valero Energy Corp.	3,199,837
92,792	Williams Cos., Inc.	2,656,635

		97,950,184

Personal Products (0.2%):
17,630	Estee Lauder Cos., Inc. (The), Class A	3,806,317

Pharmaceuticals (4.6%):
162,047	Bristol-Myers Squibb Co.	11,519,921
13,617	Catalent, Inc.*	985,326
60,037	Eli Lilly & Co.	19,412,964
199,850	Johnson & Johnson	32,647,496
192,513	Merck & Co., Inc.	16,579,220
18,060	Organon & Co.	422,604
427,147	Pfizer, Inc.	18,691,953
90,778	Viatris, Inc.	773,428
35,584	Zoetis, Inc.	5,276,751

		106,309,663

Professional Services (0.4%):
30,097	CoStar Group, Inc.*	2,096,256
9,455	Equifax, Inc.	1,620,871
9,408	Jacobs Solutions, Inc.	1,020,674
10,549	Leidos Holdings, Inc.	922,721
28,405	Nielsen Holdings plc	787,386
8,628	Robert Half International, Inc.	660,042
11,823	Verisk Analytics, Inc.	2,016,176

		9,124,126

Real Estate Management & Development (0.1%):
2,485,087	BGP Holdings plc*(a)	—
24,108	CBRE Group, Inc., Class A*	1,627,531

		1,627,531

Road & Rail (0.9%):
162,760	CSX Corp.	4,335,926
6,246	J.B. Hunt Transport Services, Inc.	976,999
17,853	Norfolk Southern Corp.	3,742,882
6,930	Old Dominion Freight Line, Inc.	1,723,976
47,453	Union Pacific Corp.	9,244,794

		20,024,577

Semiconductors & Semiconductor Equipment (4.8%):
123,319	Advanced Micro Devices, Inc.*	7,813,492
39,717	Analog Devices, Inc.	5,534,167
66,127	Applied Materials, Inc.	5,417,785
30,695	Broadcom, Inc.	13,628,887
10,228	Enphase Energy, Inc.*	2,837,963
310,988	Intel Corp.	8,014,161
10,779	KLA Corp.	3,262,049
10,499	Lam Research Corp.	3,842,634
41,908	Microchip Technology, Inc.	2,557,645
83,564	Micron Technology, Inc.	4,186,556

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,381	Monolithic Power Systems, Inc.	$1,228,656
190,052	NVIDIA Corp.	23,070,412
19,952	NXP Semiconductors NV	2,943,120
32,692	ON Semiconductor Corp.*	2,037,692
7,995	Qorvo, Inc.*	634,883
85,258	Qualcomm, Inc.	9,632,449
12,216	Skyworks Solutions, Inc.	1,041,658
4,363	SolarEdge Technologies, Inc.*	1,009,860
11,598	Teradyne, Inc.	871,590
69,453	Texas Instruments, Inc.	10,749,935

		110,315,594

Software (8.4%):
35,574	Adobe, Inc.*	9,789,965
6,750	ANSYS, Inc.*	1,496,475
16,334	Autodesk, Inc.*	3,051,191
21,100	Cadence Design Systems, Inc.*	3,448,373
10,915	Ceridian HCM Holding, Inc.*	609,930
9,626	Citrix Systems, Inc.	1,001,104
49,593	Fortinet, Inc.*	2,436,504
21,486	Intuit, Inc.	8,321,958
566,890	Microsoft Corp.	132,028,681
42,980	NortonLifeLock, Inc.	865,617
115,463	Oracle Corp.	7,051,325
3,595	Paycom Software, Inc.*	1,186,314
8,131	PTC, Inc.*	850,503
75,635	Salesforce, Inc.*	10,879,338
15,307	ServiceNow, Inc.*	5,780,076
11,742	Synopsys, Inc.*	3,587,299
3,188	Tyler Technologies, Inc.*	1,107,830

		193,492,483

Specialty Retail (2.2%):
4,806	Advance Auto Parts, Inc.	751,370
1,471	AutoZone, Inc.*	3,150,779
17,946	Bath & Body Works, Inc.	585,040
15,743	Best Buy Co., Inc.	997,162
12,189	CarMax, Inc.*	804,718
78,122	Home Depot, Inc. (The)	21,556,985
48,582	Lowe’s Cos., Inc.	9,124,185
4,846	O’Reilly Automotive, Inc.*	3,408,434
26,668	Ross Stores, Inc.	2,247,312
88,752	TJX Cos., Inc. (The)	5,513,274
8,506	Tractor Supply Co.	1,581,095
3,885	Ulta Beauty, Inc.*	1,558,623

		51,278,977

Technology Hardware, Storage & Peripherals (7.2%):
1,148,278	Apple, Inc.	158,692,020
96,647	Hewlett Packard Enterprise Co.	1,157,831
69,174	HP, Inc.	1,723,816
16,376	NetApp, Inc.	1,012,856
15,435	Seagate Technology Holdings plc	821,605
23,790	Western Digital Corp.*	774,364

		164,182,492

Textiles, Apparel & Luxury Goods (0.4%):
96,483	NIKE, Inc., Class B	8,019,667
3,585	Ralph Lauren Corp.	304,474
18,776	Tapestry, Inc.	533,802
24,457	VF Corp.	731,509

		9,589,452

Tobacco (0.7%):
136,127	Altria Group, Inc.	5,496,808

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Tobacco, continued
117,972	Philip Morris International, Inc.	$9,792,856

		15,289,664

Trading Companies & Distributors (0.2%):
43,325	Fastenal Co.	1,994,683
5,318	United Rentals, Inc.*	1,436,498
3,285	W.W. Grainger, Inc.	1,606,989

		5,038,170

Water Utilities (0.1%):
13,969	American Water Works Co., Inc.	1,818,205

Wireless Telecommunication Services (0.3%):
45,755	T-Mobile US, Inc.*	6,138,948

Total Common Stocks (Cost $1,100,405,186)		2,292,176,946

Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):
6,419,522	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(b)	6,419,522
Total Unaffiliated Investment Company (Cost $6,419,522)		6,419,522

Total Investment Securities (Cost $1,106,824,708) — 100.1%		2,298,596,468
Net other assets (liabilities) — (0.1)%		(1,965,764)

Net Assets — 100.0%		$2,296,630,704

Percentages indicated are based on net assets as of September 30, 2022.

*	Non-income producing security.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	The rate represents the effective yield at September 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/16/22	35	$6,302,625	$(505,153)

				$(505,153)

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (1.2%):
24,958	AAR Corp.*	$893,996
55,410	Aerojet Rocketdyne Holdings, Inc.*	2,215,846
18,251	AeroVironment, Inc.*	1,521,403
21,446	Moog, Inc., Class A	1,508,726
3,262	National Presto Industries, Inc.	212,193
12,588	Park Aerospace Corp., Class C	138,971
48,862	Triumph Group, Inc.*	419,725

		6,910,860

Air Freight & Logistics (0.9%):
18,824	Atlas Air Worldwide Holdings, Inc.*	1,799,010
19,746	Forward Air Corp.	1,782,274
25,045	Hub Group, Inc., Class A*	1,727,604

		5,308,888

Airlines (0.4%):
11,401	Allegiant Travel Co.*	832,045
38,466	Hawaiian Holdings, Inc.*	505,828
36,412	SkyWest, Inc.*	592,059
24,155	Sun Country Airlines Holdings, Inc.*	328,750

		2,258,682

Auto Components (1.3%):
85,085	American Axle & Manufacturing Holdings, Inc.*	581,131
20,619	Dorman Products, Inc.*	1,693,232
24,152	Gentherm, Inc.*	1,201,079
18,628	LCI Industries	1,889,997
14,628	Motorcar Parts of America, Inc.*	222,638
15,905	Patrick Industries, Inc.	697,275
13,500	Standard Motor Products, Inc.	438,750
14,486	XPEL, Inc.*	933,478

		7,657,580

Automobiles (0.2%):
23,058	Winnebago Industries, Inc.	1,226,916

Banks (10.4%):
13,732	Allegiance Bancshares, Inc.	571,663
47,829	Ameris Bancorp	2,138,435
41,069	Banc of California, Inc.	655,872
12,911	BancFirst Corp.	1,155,147
41,190	Bancorp, Inc. (The)*	905,356
57,372	BankUnited, Inc.	1,960,401
25,377	Banner Corp.	1,499,273
33,380	Berkshire Hills Bancorp, Inc.	911,274
53,943	Brookline Bancorp, Inc.	628,436
19,182	Central Pacific Financial Corp.	396,876
10,771	City Holding Co.	955,280
57,717	Columbia Banking System, Inc.	1,667,444
39,637	Community Bank System, Inc.	2,381,391
22,602	Customers Bancorp, Inc.*	666,307
96,796	CVB Financial Corp.	2,450,875
23,409	Dime Community Bancshares, Inc.	685,416
23,386	Eagle Bancorp, Inc.	1,048,161
25,916	FB Financial Corp.	990,250
138,248	First BanCorp	1,891,233
25,915	First Bancorp/Southern Pines NC	947,971
66,389	First Commonwealth Financial Corp.	852,435
69,423	First Financial Bancorp	1,463,437
93,677	First Hawaiian, Inc.	2,307,264
22,175	Hanmi Financial Corp.	525,104
25,805	Heritage Financial Corp.	683,058
33,735	Hilltop Holdings, Inc.	838,315
86,569	Hope BanCorp, Inc.	1,094,232
33,710	Independent Bank Corp.	2,512,406
26,061	Independent Bank Group, Inc.	1,599,885
18,615	Lakeland Financial Corp.	1,355,358
21,770	National Bank Holdings Corp.	805,272

Shares		Value
Common Stocks, continued
Banks, continued
30,925	NBT Bancorp, Inc.	$1,173,604
35,101	OFG Bancorp	882,088
69,797	Pacific Premier Bancorp, Inc.	2,160,915
10,653	Park National Corp.	1,326,085
7,851	Preferred Bank Los Angeles	512,121
40,769	Renasant Corp.	1,275,254
28,147	S&T Bancorp, Inc.	824,989
45,463	Seacoast Banking Corp of Florida	1,374,346
35,879	ServisFirst Bancshares, Inc.	2,870,320
94,228	Simmons First National Corp., Class A	2,053,228
21,817	Southside Bancshares, Inc.	771,449
13,338	Stellar Bancorp, Inc.	390,136
8,941	Tompkins Financial Corp.	649,295
16,713	Triumph BanCorp, Inc.*	908,352
45,052	Trustmark Corp.	1,379,943
77,968	United Community Banks, Inc.	2,580,741
39,905	Veritex Holdings, Inc.	1,061,074
19,410	Westamerica BanCorp	1,014,949

		61,752,716

Beverages (0.3%):
11,364	MGP Ingredients, Inc.	1,206,402
17,030	National Beverage Corp.	656,336

		1,862,738

Biotechnology (3.0%):
38,318	Arcus Biosciences, Inc.*	1,002,399
45,805	Avid Bioservices, Inc.*	875,791
33,222	Cara Therapeutics, Inc.*	310,958
63,019	Catalyst Pharmaceuticals, Inc.*	808,534
47,926	Coherus Biosciences, Inc.*	460,569
68,816	Cytokinetics, Inc.*	3,334,135
86,489	Dynavax Technologies Corp.*	902,945
7,465	Eagle Pharmaceuticals, Inc.*	197,225
32,498	Emergent BioSolutions, Inc.*	682,133
14,331	Enanta Pharmaceuticals, Inc.*	743,349
97,982	Ironwood Pharmaceuticals, Inc.*	1,015,093
17,935	iTeos Therapeutics, Inc.*	341,662
11,656	Ligand Pharmaceuticals, Inc.*	1,003,698
59,373	Myriad Genetics, Inc.*	1,132,837
50,846	Organogenesis Holdings, Inc.*	164,741
27,674	REGENXBIO, Inc.*	731,424
30,422	Uniqure NV*	570,717
41,948	Vanda Pharmaceuticals, Inc.*	414,446
34,788	Vericel Corp.*	807,082
54,813	Vir Biotechnology, Inc.*	1,056,795
43,948	Xencor, Inc.*	1,141,769

		17,698,302

Building Products (2.0%):
30,688	AAON, Inc.	1,653,470
11,947	American Woodmark Corp.*	523,995
16,187	Apogee Enterprises, Inc.	618,667
22,912	Gibraltar Industries, Inc.*	937,788
34,959	Griffon Corp.	1,031,990
14,339	Insteel Industries, Inc.	380,414
44,068	PGT Innovations, Inc.*	923,665
24,000	Quanex Building Products Corp.	435,840
106,652	Resideo Technologies, Inc.*	2,032,787
45,038	UFP Industries, Inc.	3,249,942

		11,788,558

Capital Markets (0.9%):
11,611	B Riley Financial, Inc.	516,922
34,501	Blucora, Inc.*	667,249
29,713	Brightsphere Investment Group, Inc.	443,021
18,878	Donnelley Financial Solutions, Inc.*	697,920

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
10,054	Piper Sandler Cos.	$1,053,056
12,551	StoneX Group, Inc.*	1,040,980
4,941	Virtus Investment Partners, Inc.	788,188
82,398	WisdomTree Investments, Inc.	385,622

		5,592,958

Chemicals (3.0%):
20,581	AdvanSix, Inc.	660,650
20,723	American Vanguard Corp.	387,520
23,507	Balchem Corp.	2,857,981
19,113	Futurefuel Corp.	115,443
39,003	H.B. Fuller Co.	2,344,080
13,788	Hawkins, Inc.	537,594
18,052	Innospec, Inc.	1,546,515
15,517	Koppers Holdings, Inc.	322,443
131,037	Livent Corp.*	4,016,284
23,500	Minerals Technologies, Inc.	1,161,135
9,960	Quaker Chemical Corp.	1,438,025
48,369	Rayonier Advanced Materials, Inc.*	152,362
15,375	Stepan Co.	1,440,176
17,681	Tredegar Corp.	166,909
25,517	Trinseo PLC	467,472

		17,614,589

Commercial Services & Supplies (1.6%):
48,945	ABM Industries, Inc.	1,871,167
34,127	Brady Corp., Class A	1,424,120
31,449	Deluxe Corp.	523,626
54,711	Healthcare Services Group, Inc.	661,456
30,217	HNI Corp.	801,053
42,909	Interface, Inc.	385,752
85,397	KAR Auction Services, Inc.*	953,885
22,828	Matthews International Corp., Class A	511,575
101,264	Pitney Bowes, Inc.	235,945
11,073	UniFirst Corp.	1,862,811
15,442	Viad Corp.*	487,658

		9,719,048

Communications Equipment (1.7%):
51,823	ADTRAN Holdings, Inc.	1,014,694
8,406	Clearfield, Inc.*	879,604
20,238	Comtech Telecommunications Corp.	202,582
25,752	Digi International, Inc.*	890,247
94,464	Extreme Networks, Inc.*	1,234,645
77,016	Harmonic, Inc.*	1,006,599
21,545	InterDigital, Inc.	870,849
20,934	NETGEAR, Inc.*	419,517
49,609	NetScout Systems, Inc.*	1,553,754
166,717	Viavi Solutions, Inc.*	2,175,657

		10,248,148

Construction & Engineering (1.3%):
35,359	Arcosa, Inc.	2,021,828
26,163	Comfort Systems USA, Inc.	2,546,445
32,316	Granite Construction, Inc.	820,503
12,237	MYR Group, Inc.*	1,036,841
9,059	NV5 Global, Inc.*	1,121,685

		7,547,302

Consumer Finance (0.7%):
17,611	Encore Capital Group, Inc.*	800,948
23,116	Enova International, Inc.*	676,606
39,130	EZCORP, Inc., Class A*	301,692
34,410	Green Dot Corp., Class A*	653,102
28,295	PRA Group, Inc.*	929,774
37,337	PROG Holdings, Inc.*	559,308

Shares		Value
Common Stocks, continued
Consumer Finance, continued
2,739	World Acceptance Corp.*	$265,190

		4,186,620

Containers & Packaging (0.3%):
26,492	Myers Industries, Inc.	436,323
114,185	O-I Glass, Inc.*	1,478,696

		1,915,019

Diversified Consumer Services (1.0%):
32,819	Adtalem Global Education, Inc.*	1,196,253
59,495	Frontdoor, Inc.*	1,213,103
57,654	Mister Car Wash, Inc.*	494,671
48,261	Perdoceo Education Corp.*	497,088
16,304	Strategic Education, Inc.	1,001,229
29,869	Stride, Inc.*	1,255,394
39,588	WW International, Inc.*	155,581

		5,813,319

Diversified Telecommunication Services (0.4%):
8,144	ATN International, Inc.	314,114
31,732	Cogent Communications Holdings, Inc.	1,655,141
55,116	Consolidated Communications Holdings, Inc.*	229,283

		2,198,538

Electrical Equipment (0.4%):
18,007	AZZ, Inc.	657,436
13,984	Encore Wire Corp.	1,615,711
6,571	Powell Industries, Inc.	138,517

		2,411,664

Electronic Equipment, Instruments & Components (3.8%):
63,636	Arlo Technologies, Inc.*	295,271
21,416	Badger Meter, Inc.	1,978,624
25,310	Benchmark Electronics, Inc.	627,182
23,363	CTS Corp.	973,069
19,926	ePlus, Inc.*	827,726
26,908	Fabrinet*	2,568,369
13,495	FARO Technologies, Inc.*	370,303
22,616	Insight Enterprises, Inc.*	1,863,785
32,985	Itron, Inc.*	1,388,998
67,103	Knowles Corp.*	816,643
26,810	Methode Electronics, Inc., Class A	995,991
11,343	OSI Systems, Inc.*	817,377
8,281	PC Connection, Inc.	373,390
20,244	Plexus Corp.*	1,772,565
13,694	Rogers Corp.*	3,312,305
42,267	Sanmina Corp.*	1,947,663
18,622	ScanSource, Inc.*	491,807
74,853	TTM Technologies, Inc.*	986,563

		22,407,631

Energy Equipment & Services (1.7%):
97,595	Archrock, Inc.	626,560
17,434	Bristow Group, Inc.*	409,525
33,157	Core Laboratories NV	446,956
13,662	DMC Global, Inc.*	218,319
25,381	Dril-Quip, Inc.*	495,437
105,361	Helix Energy Solutions Group, Inc.*	406,694
77,073	Helmerich & Payne, Inc.	2,849,389
6,632	Nabors Industries, Ltd.*	672,816
74,806	Oceaneering International, Inc.*	595,456
47,476	Oil States International, Inc.*	184,682
158,877	Patterson-UTI Energy, Inc.	1,855,683
62,622	Propetro Holding Corp.*	504,107
61,298	RPC, Inc.	424,795

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
56,019	U.S. Silica Holdings, Inc.*	$613,408

		10,303,827

Entertainment (0.2%):
77,972	Cinemark Holdings, Inc.*	944,241
18,041	Marcus Corp.	250,589

		1,194,830

Equity Real Estate Investment Trusts (7.4%):
71,127	Acadia Realty Trust	897,623
58,598	Agree Realty Corp.	3,960,053
54,482	Alexander & Baldwin, Inc.	903,312
34,738	American Assets Trust, Inc.	893,461
51,775	Armada Hoffler Properties, Inc.	537,424
128,472	Brandywine Realty Trust	867,186
66,757	CareTrust REIT, Inc.	1,208,969
11,493	Centerspace	773,709
36,846	Chatham Lodging Trust*	363,670
17,655	Community Healthcare Trust, Inc.	578,201
85,124	CoreCivic, Inc.*	752,496
156,700	DiamondRock Hospitality Co.	1,176,817
183,608	Diversified Healthcare Trust	181,790
67,622	Easterly Government Properties, Inc.	1,066,399
104,003	Essential Properties Realty Trust, Inc.	2,022,858
60,241	Four Corners Property Trust, Inc.	1,457,230
71,926	Franklin Street Properties Corp.	189,165
91,992	GEO Group, Inc. (The)*	708,338
29,894	Getty Realty Corp.	803,850
77,324	Global Net Lease, Inc.	823,501
27,498	Hersha Hospitality Trust	219,434
95,744	Hudson Pacific Properties, Inc.	1,048,397
48,991	Industrial Logistics Properties Trust	269,450
19,536	Innovative Industrial Properties, Inc.	1,728,936
65,342	iStar, Inc.	605,067
30,110	LTC Properties, Inc.	1,127,619
207,760	LXP Industrial Trust	1,903,082
17,063	NexPoint Residential Trust, Inc.	788,481
36,352	Office Properties Income Trust	510,746
42,954	Orion Office REIT, Inc.	375,848
58,915	Outfront Media, Inc.	894,919
92,535	Retail Opportunity Investments Corp.	1,273,282
64,381	Rpt Realty	486,720
15,668	Safehold, Inc.	414,575
9,814	Saul Centers, Inc.	368,025
123,182	Service Properties Trust	639,315
138,171	SITE Centers Corp.	1,479,811
80,258	Summit Hotel Properties, Inc.	539,334
155,322	Sunstone Hotel Investors, Inc.	1,463,133
77,785	Tanger Factory Outlet Centers, Inc.	1,064,099
188,672	Uniti Group, Inc.	1,311,270
9,604	Universal Health Realty Income Trust	414,989
82,743	Urban Edge Properties	1,103,792
23,096	Urstadt Biddle Properties, Inc., Class A	358,219
59,264	Veris Residential, Inc.*	673,832
65,059	Washington Real Estate	1,142,436
35,398	Whitestone REIT	299,467
84,438	Xenia Hotels & Resorts, Inc.	1,164,400

		43,834,730

Food & Staples Retailing (0.8%):
18,359	PriceSmart, Inc.	1,057,295
26,250	SpartanNash Co.	761,775
23,328	The Andersons, Inc.	723,868
25,202	The Chefs’ Warehouse, Inc.*	730,102

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
42,712	United Natural Foods, Inc.*	$1,468,011

		4,741,051

Food Products (2.2%):
52,196	B&G Foods, Inc.^	860,712
12,932	Calavo Growers, Inc.	410,591
27,798	Cal-Maine Foods, Inc.	1,545,291
22,393	Fresh Del Monte Produce, Inc.	520,413
65,396	Hain Celestial Group, Inc. (The)*	1,103,885
100,125	Hostess Brands, Inc.*	2,326,905
10,975	J & J Snack Foods Corp.	1,420,933
6,567	John B Sanfilippo & Son, Inc.	497,319
3,953	Seneca Foods Corp., Class A*	199,389
62,361	Simply Good Foods Co. (The)*	1,994,929
13,162	Tootsie Roll Industries, Inc.	438,031
36,905	TreeHouse Foods, Inc.*	1,565,510

		12,883,908

Gas Utilities (0.9%):
13,146	Chesapeake Utilities Corp.	1,516,917
25,350	Northwest Natural Holding Co.	1,099,683
89,656	South Jersey Industries, Inc.	2,996,303

		5,612,903

Health Care Equipment & Supplies (3.5%):
28,504	AngioDynamics, Inc.*	583,192
10,865	Anika Therapeutics, Inc.*	258,587
29,824	Artivion, Inc.*	412,764
33,722	Avanos Medical, Inc.*	734,465
25,305	BioLife Solutions, Inc.*	575,689
30,044	Cardiovascular Systems, Inc.*	416,410
22,295	CONMED Corp.	1,787,390
13,169	Cutera, Inc.*	600,506
42,077	Embecta Corp.	1,211,397
34,791	Glaukos Corp.*	1,852,273
7,331	Heska Corp.*	534,577
16,950	Inogen, Inc.*	411,546
24,010	Integer Holdings Corp.*	1,494,142
50,266	Lantheus Holdings, Inc.*	3,535,208
13,972	LeMaitre Vascular, Inc.	708,101
32,197	Meridian Bioscience, Inc.*	1,015,172
41,510	Merit Medical Systems, Inc.*	2,345,730
3,605	Mesa Laboratories, Inc.	507,692
55,295	OraSure Technologies, Inc.*	209,568
14,548	Orthofix Medical, Inc.*	278,012
10,233	Surmodics, Inc.*	311,083
29,379	Varex Imaging Corp.*	621,072
15,509	Zimvie, Inc.*	153,074
17,031	Zynex, Inc.	154,471

		20,712,121

Health Care Providers & Services (3.7%):
56,471	AdaptHealth Corp.*	1,060,525
11,794	Addus HomeCare Corp.*	1,123,261
31,635	AMN Healthcare Services, Inc.*	3,352,045
28,902	Apollo Medical Holdings, Inc.*	1,127,178
91,485	Community Health Systems, Inc.*	196,693
6,712	CorVel Corp.*	929,142
76,729	Covetrus, Inc.*	1,602,101
26,864	Cross Country Healthcare, Inc.*	762,132
35,733	Enhabit, Inc.*	501,691
40,458	Ensign Group, Inc. (The)	3,216,411
14,867	Fulgent Genetics, Inc.*	566,730
28,764	Hanger, Inc.*	538,462
10,666	Joint Corp. (The)*	167,563
9,179	ModivCare, Inc.*	914,963
55,469	Owens & Minor, Inc.	1,336,803
61,068	Pediatrix Medical Group, Inc.*	1,008,233

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
36,195	RadNet, Inc.*	$736,568
75,678	Select Medical Holdings Corp.	1,672,484
20,774	The Pennant Group, Inc.*	216,257
9,526	U.S. Physical Therapy, Inc.	724,166

		21,753,408

Health Care Technology (0.6%):
80,576	Allscripts Healthcare Solutions, Inc.*	1,227,172
10,785	Computer Programs & Systems, Inc.*	300,686
17,624	HealthStream, Inc.*	374,686
39,945	NextGen Healthcare, Inc.*	707,027
13,197	OptimizeRx Corp.*	195,580
11,815	Simulations Plus, Inc.	573,500

		3,378,651

Hotels, Restaurants & Leisure (1.8%):
16,829	BJ’s Restaurants, Inc.*	401,372
64,911	Bloomin’ Brands, Inc.	1,189,819
31,810	Brinker International, Inc.*	794,614
35,388	Cheesecake Factory, Inc. (The)	1,036,161
14,196	Chuy’s Holdings, Inc.*	329,063
31,181	Dave & Buster’s Entertainment, Inc.*	967,546
11,684	Dine Brands Global, Inc.	742,635
13,861	El Pollo Loco Holdings, Inc.*	123,640
16,238	Golden Entertainment, Inc.*	566,544
15,347	Jack in the Box, Inc.	1,136,752
9,726	Monarch Casino & Resort, Inc.*	546,018
22,869	Ruth’s Hospitality Group, Inc.	385,571
27,256	Shake Shack, Inc., Class A*	1,225,975
54,128	Six Flags Entertainment Corp.*	958,065

		10,403,775

Household Durables (2.3%):
6,074	Cavco Industries, Inc.*	1,249,786
21,153	Century Communities, Inc.	904,925
16,029	Ethan Allen Interiors, Inc.	338,853
19,839	Green Brick Partners, Inc.*	424,158
17,208	Installed Building Products, Inc.	1,393,676
19,847	iRobot Corp.*	1,117,982
31,528	La-Z-Boy, Inc.	711,587
15,156	LGI Homes, Inc.*	1,233,244
20,278	M/I Homes, Inc.*	734,672
40,874	MDC Holdings, Inc.	1,120,765
26,922	Meritage Homes Corp.*	1,891,809
92,415	Sonos, Inc.*	1,284,568
73,940	Tri Pointe Homes, Inc.*	1,117,233
28,667	Tupperware Brands Corp.*	187,769
8,610	Universal Electronics, Inc.*	169,359

		13,880,386

Household Products (0.5%):
7,308	Central Garden & Pet Co.*	263,380
29,859	Central Garden & Pet Co., Class A*	1,019,983
9,982	WD-40 Co.	1,754,237

		3,037,600

Insurance (2.7%):
32,367	AMBAC Financial Group, Inc.*	412,679
52,038	American Equity Investment Life Holding Co.	1,940,497
14,283	Amerisafe, Inc.	667,445
45,520	Assured Guaranty, Ltd.	2,205,444
19,630	Employers Holdings, Inc.	677,039
366,994	Genworth Financial, Inc., Class A*	1,284,479
5,162	HCI Group, Inc.	202,350
29,898	Horace Mann Educators Corp.	1,055,100
27,366	James River Group Holdings	624,219
19,370	Mercury General Corp.	550,495
18,492	Palomar Holdings, Inc.*	1,548,150

Shares		Value
Common Stocks, continued
Insurance, continued
39,789	ProAssurance Corp.	$776,283
10,498	Safety Insurance Group, Inc.	856,217
90,175	Selectquote, Inc.*	65,828
60,988	SiriusPoint, Ltd.*	301,891
19,968	Stewart Information Services Corp.	871,404
25,652	Trupanion, Inc.*^	1,524,498
15,985	United Fire Group, Inc.	459,249
19,760	Universal Insurance Holdings, Inc.	194,636

		16,217,903

Interactive Media & Services (0.5%):
46,608	Cars.com, Inc.*	535,992
37,776	QuinStreet, Inc.*	396,648
51,328	Yelp, Inc.*	1,740,532

		2,673,172

Internet & Direct Marketing Retail (0.3%):
19,900	Liquidity Services, Inc.*	323,574
15,160	PetMed Express, Inc.	295,923
17,723	Shutterstock, Inc.	889,163

		1,508,660

IT Services (1.1%):
23,624	CSG Systems International, Inc.	1,249,237
48,229	Evertec, Inc.	1,511,979
49,589	LiveRamp Holdings, Inc.*	900,536
25,315	Perficient, Inc.*	1,645,982
13,917	TTEC Holdings, Inc.	616,662
50,001	Unisys Corp.*	377,508

		6,301,904

Leisure Products (0.7%):
62,231	Academy Sports & Outdoors, Inc.	2,624,904
12,762	Sturm, Ruger & Co., Inc.	648,182
41,001	Vista Outdoor, Inc.*	997,144

		4,270,230

Life Sciences Tools & Services (0.1%):
92,891	Neogenomics, Inc.*	799,791

Machinery (4.5%):
7,502	Alamo Group, Inc.	917,270
22,771	Albany International Corp., Class A	1,795,038
16,818	Astec Industries, Inc.	524,553
36,719	Barnes Group, Inc.	1,060,445
15,518	CIRCOR International, Inc.*	255,892
42,615	Enerpac Tool Group Corp.	759,825
15,235	EnPro Industries, Inc.	1,294,670
18,885	ESCO Technologies, Inc.	1,386,914
44,155	Federal Signal Corp.	1,647,865
28,443	Franklin Electric Co., Inc.	2,324,077
59,171	Harsco Corp.*	221,300
50,780	Hillenbrand, Inc.	1,864,642
23,310	John Bean Technologies Corp.	2,004,660
7,960	Lindsay Corp.	1,140,509
41,463	Mueller Industries, Inc.	2,464,561
20,187	Proto Labs, Inc.*	735,412
33,067	SPX Technologies, Inc.*	1,825,960
8,540	Standex International Corp.	697,291
13,469	Tennant Co.	761,807
23,903	The Greenbrier Cos., Inc.	580,126
37,507	Titan International, Inc.*	455,335
60,250	Trinity Industries, Inc.	1,286,337
35,243	Wabash National Corp.	548,381

		26,552,870

Marine (0.3%):
28,519	Matson, Inc.	1,754,489

Media (0.6%):
20,573	AMC Networks, Inc., Class A*	417,632

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
41,675	E.W. Scripps Co. (The), Class A*	$469,677
99,707	Gannett Co, Inc.*	152,552
22,284	Scholastic Corp.	685,456
20,091	TechTarget, Inc.*	1,189,387
22,587	Thryv Holdings, Inc.*	515,661

		3,430,365

Metals & Mining (1.7%):
75,004	Arconic Corp.*	1,278,068
95,081	ATI, Inc.*	2,530,105
35,175	Carpenter Technology Corp.	1,095,349
37,942	Century Aluminum Co.*	200,334
24,822	Compass Minerals International, Inc.	956,392
9,094	Haynes International, Inc.	319,381
11,773	Kaiser Aluminum Corp.	722,274
15,118	Materion Corp.	1,209,440
6,760	Olympic Steel, Inc.	154,196
60,675	SunCoke Energy, Inc.	352,522
30,250	TimkenSteel Corp.*	453,447
38,112	Warrior Met Coal, Inc.	1,083,905

		10,355,413

Mortgage Real Estate Investment Trusts (1.2%):
95,188	Apollo Commercial Real Estate Finance, Inc.	790,061
84,777	Armour Residential REIT, Inc.	412,864
41,555	Ellington Financial, Inc.	472,480
62,736	Franklin BSP Realty Trust, Inc.^	675,667
39,078	Granite Point Mortgage Trust, Inc.	251,662
24,240	Invesco Mortgage Capital, Inc.^	269,064
42,531	KKR Real Estate Finance Trust, Inc.	691,129
283,453	New York Mortgage Trust, Inc.	663,280
67,656	Pennymac Mortgage Investment Trust	796,988
74,778	Ready Capital Corp.	758,249
86,976	Redwood Trust, Inc.	499,242
231,398	Two Harbors Investment Corp.	768,241

		7,048,927

Multiline Retail (0.1%):
21,407	Big Lots, Inc.^	334,163

Multi-Utilities (0.4%):
53,816	Avista Corp.	1,993,883
11,755	Unitil Corp.	546,020

		2,539,903

Oil, Gas & Consumable Fuels (2.8%):
37,379	Callon Petroleum Co.*	1,308,639
37,956	Civitas Resources, Inc.	2,178,295
23,865	CONSOL Energy, Inc.	1,534,997
22,951	Dorian LPG, Ltd.	311,445
35,512	Green Plains, Inc.*	1,032,334
12,647	Laredo Petroleum, Inc.*	794,864
42,382	PAR Pacific Holdings, Inc.*	695,489
78,577	PBF Energy, Inc., Class A*	2,762,767
14,775	Ranger Oil Corp.	464,674
12,339	REX American Resources Corp.*	344,505
89,823	SM Energy Co.	3,378,243
48,150	Talos Energy, Inc.*	801,697
45,651	World Fuel Services Corp.	1,070,059

		16,678,008

Paper & Forest Products (0.4%):
12,426	Clearwater Paper Corp.*	467,218
39,758	Mativ Holdings, Inc.	877,857
30,111	Mercer International, Inc.	370,365
24,086	Sylvamo Corp.	816,515

		2,531,955

Shares		Value
Common Stocks, continued
Personal Products (0.9%):
38,209	Edgewell Personal Care Co.	$1,429,017
36,360	elf Beauty, Inc.*	1,367,863
13,177	Inter Parfums, Inc.	994,336
8,110	Medifast, Inc.	878,800
8,185	Usana Health Sciences, Inc.*	458,769

		5,128,785

Pharmaceuticals (1.7%):
27,781	Amphastar Pharmaceuticals, Inc.*	780,646
8,986	ANI Pharmaceuticals, Inc.*	288,810
25,015	Collegium Pharmaceutical, Inc.*	400,740
69,654	Corcept Therapeutics, Inc.*	1,785,928
21,765	Harmony Biosciences Holdings, Inc.*	963,972
45,682	Innoviva, Inc.*	530,368
139,882	Nektar Therapeutics*	447,622
33,582	Pacira BioSciences, Inc.*	1,786,227
13,647	Phibro Animal Health Corp., Class A	181,369
36,512	Prestige Consumer Healthcare, Inc.*	1,819,393
39,035	Supernus Pharmaceuticals, Inc.*	1,321,335

		10,306,410

Professional Services (1.2%):
37,443	Exponent, Inc.	3,282,628
8,207	Forrester Research, Inc.*	295,534
14,272	Heidrick & Struggles International, Inc.	370,929
25,032	Kelly Services, Inc., Class A	340,185
40,023	Korn Ferry	1,879,080
23,073	Resources Connection, Inc.	416,929
24,319	TrueBlue, Inc.*	464,007

		7,049,292

Real Estate Management & Development (0.4%):
52,550	Douglas Elliman, Inc.	215,455
18,896	Marcus & Millichap, Inc.	619,411
14,378	RE/MAX Holdings, Inc., Class A	271,888
81,899	Realogy Holdings Corp.*	664,201
25,489	The St Joe Co.	816,412

		2,587,367

Road & Rail (0.4%):
17,998	ArcBest Corp.	1,308,995
32,123	Heartland Express, Inc.	459,680
41,209	Marten Transport, Ltd.	789,564

		2,558,239

Semiconductors & Semiconductor Equipment (3.5%):
27,354	Advanced Energy Industries, Inc.	2,117,473
16,198	Alpha & Omega Semiconductor, Ltd.*	498,250
24,284	Axcelis Technologies, Inc.*	1,470,639
16,474	CEVA, Inc.*	432,113
35,482	Cohu, Inc.*	914,726
33,305	Diodes, Inc.*	2,161,827
56,662	FormFactor, Inc.*	1,419,383
21,156	Ichor Holdings, Ltd.*	512,187
42,378	Kulicke & Soffa Industries, Inc.	1,632,824
52,728	MaxLinear, Inc., Class A*	1,719,987
36,552	Onto Innovation, Inc.*	2,341,156
21,609	PDF Solutions, Inc.*	530,069
44,986	Photronics, Inc.*	657,695
77,428	Rambus, Inc.*	1,968,220
37,041	SMART Global Holdings, Inc.*	587,841
33,365	Ultra Clean Holdings, Inc.*	859,149
37,774	Veeco Instruments, Inc.*	692,020

		20,515,559

Software (2.2%):
88,703	8x8, Inc.*	306,025

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
48,115	A10 Networks, Inc.	$638,486
14,644	Agilysys, Inc.*	810,545
36,474	Alarm.com Holdings, Inc.*	2,365,704
29,028	Cerence, Inc.*	457,191
13,039	Consensus Cloud Solutions, Inc.*	616,745
65,286	Digital Turbine, Inc.*	940,771
17,415	Ebix, Inc.	330,363
51,675	LivePerson, Inc.*	486,779
25,986	OneSpan, Inc.*	223,739
31,848	Progress Software Corp.	1,355,132
26,370	SPS Commerce, Inc.*	3,275,945
75,941	Xperi Holding Corp.	1,073,806

		12,881,231

Specialty Retail (4.1%):
22,098	Aaron’s Co., Inc. (The)	214,793
37,100	Abercrombie & Fitch Co., Class A*	576,905
114,989	American Eagle Outfitters, Inc.	1,118,843
4,355	America’s Car-Mart, Inc.*	265,742
16,187	Asbury Automotive Group, Inc.*	2,445,856
51,526	Bed Bath & Beyond, Inc.*^	313,793
21,748	Boot Barn Holdings, Inc.*	1,271,388
27,122	Caleres, Inc.	656,895
10,561	Cato Corp., Class A	100,752
90,863	Chico’s FAS, Inc.*	439,777
9,368	Conn’s, Inc.*	66,325
42,079	Designer Brands, Inc., Class A	644,230
9,416	Genesco, Inc.*	370,237
11,541	Group 1 Automotive, Inc.	1,648,863
24,261	Guess?, Inc.^	355,909
9,121	Haverty Furniture Cos., Inc.	227,113
9,628	Hibbett, Inc.	479,571
109,025	Leslie’s, Inc.*^	1,603,758
21,684	LL Flooring Holdings, Inc.*	150,270
15,756	MarineMax, Inc.*	469,371
23,546	Monro, Inc.	1,023,309
57,715	National Vision Holdings, Inc.*	1,884,395
31,069	ODP Corp. (The)*	1,092,075
39,229	Rent-A-Center, Inc.	686,900
78,180	Sally Beauty Holdings, Inc.*	985,068
12,821	Shoe Carnival, Inc.	274,882
34,038	Signet Jewelers, Ltd.	1,946,633
16,319	Sleep Number Corp.*	551,745
13,402	Sonic Automotive, Inc., Class A	580,307
21,729	The Buckle, Inc.	687,940
9,833	The Children’s Place, Inc.*	303,741
43,914	Urban Outfitters, Inc.*	862,910
11,549	Zumiez, Inc.*	248,650

		24,548,946

Technology Hardware, Storage & Peripherals (0.3%):
95,959	3D Systems Corp.*	765,753
25,174	Avid Technology, Inc.*	585,547
28,343	Corsair Gaming, Inc.*^	321,693
56,107	Diebold Nixdorf, Inc.*	136,901

		1,809,894

Textiles, Apparel & Luxury Goods (0.9%):
31,629	G-III Apparel Group, Ltd.*	472,854
36,243	Kontoor Brands, Inc.	1,218,127
11,467	Movado Group, Inc.	323,140
10,980	Oxford Industries, Inc.	985,784
54,067	Steven Madden, Ltd.	1,441,967
8,709	Unifi, Inc.*	82,823
57,737	Wolverine World Wide, Inc.	888,572

		5,413,267

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance (2.6%):
39,127	Axos Financial, Inc.*	$1,339,317
93,008	Capitol Federal Financial, Inc.	771,966
38,969	Flagstar Bancorp, Inc.	1,301,565
13,088	HomeStreet, Inc.	377,065
8,033	LendingTree, Inc.*	191,667
52,410	Mr Cooper Group, Inc.*	2,122,605
61,783	NMI Holdings, Inc., Class A*	1,258,520
31,165	Northfield Bancorp, Inc.	445,971
91,845	Northwest Bancshares, Inc.	1,240,826
21,595	Pathward Financial, Inc.	711,771
54,598	Provident Financial Services, Inc.	1,064,661
13,609	TrustCo Bank Corp. NY	427,595
22,563	Walker & Dunlop, Inc.	1,889,200
46,575	WSFS Financial Corp.	2,163,875

		15,306,604

Tobacco (0.3%):
17,708	Universal Corp.	815,276
96,343	Vector Group, Ltd.	848,782

		1,664,058

Trading Companies & Distributors (1.4%):
28,158	Applied Industrial Technologies, Inc.	2,894,079
28,710	Boise Cascade Co.	1,707,097
11,589	DXP Enterprises, Inc.*	274,428
31,386	GMS, Inc.*	1,255,754
20,657	Kaman Corp., Class A	576,950
82,009	NOW, Inc.*	824,190
10,330	Veritiv Corp.*	1,009,964

		8,542,462

Water Utilities (0.9%):
27,330	American States Water Co.	2,130,374
40,089	California Water Service Group	2,112,289
13,010	Middlesex Water Co.	1,004,372

		5,247,035

Wireless Telecommunication Services (0.4%):
32,643	Gogo, Inc.*	395,633
37,444	Shenandoah Telecommunications Co.	637,297
73,960	Telephone & Data Systems, Inc.	1,028,044

		2,060,974

Total Common Stocks (Cost $515,866,002)		586,475,142

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.5%):
3,113,068	BlackRock Liquidity FedFund, Institutional Class , 2.77%(a)(b)	3,113,068

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,113,068)		3,113,068

Shares		Value
Unaffiliated Investment Company (0.7%):
Money Markets (0.7%):
4,226,490	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(b)	4,226,490

Total Unaffiliated Investment Company (Cost $4,226,490)		4,226,490

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares	Value
Unaffiliated Investment Company, continued
Money Markets, continued
Total Investment Securities (Cost $523,205,560) — 100.2%	$593,814,700
Net other assets (liabilities) — (0.2)%	(1,024,004)

Net Assets — 100.0%	$592,790,696

Percentages indicated are based on net assets as of September 30, 2022.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $2,968,197.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(b)	The rate represents the effective yield at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Future	12/16/22	83	$6,929,670	$(858)

				$(858)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks (63.2%):
Banks (2.6%):
184,363	PNC Financial Services Group, Inc. (The)	$27,547,519

Beverages (0.6%):
190,584	Keurig Dr Pepper, Inc.	6,826,719

Capital Markets (2.4%):
175,558	Intercontinental Exchange, Inc.	15,861,665
56,271	KKR & Co., Inc., Class A	2,419,653
16,008	MSCI, Inc.	6,752,015

		25,033,333

Chemicals (0.1%):
5,800	Linde plc	1,563,622

Commercial Services & Supplies (1.7%):
825,132	Aurora Innovation, Inc.*	1,823,542
121,908	Waste Connections, Inc.	16,473,428

		18,296,970

Electronic Equipment, Instruments & Components (3.5%):
234,952	TE Connectivity, Ltd.	25,929,303
31,012	Teledyne Technologies, Inc.*	10,465,619

		36,394,922

Health Care Equipment & Supplies (6.1%):
126,328	Alcon, Inc.	7,317,140
96,554	Becton Dickinson & Co.	21,515,128
94,487	Danaher Corp.	24,405,047
254	Embecta Corp.	7,313
13,365	Hologic, Inc.*	862,310
49,110	Teleflex, Inc.	9,893,700

		64,000,638

Health Care Providers & Services (2.0%):
41,644	UnitedHealth Group, Inc.	21,031,886

Hotels, Restaurants & Leisure (3.5%):
93,300	Starbucks Corp.	7,861,458
269,672	Yum! Brands, Inc.	28,676,921

		36,538,379

Industrial Conglomerates (3.7%):
344,294	General Electric Co.	21,315,241
47,487	Roper Technologies, Inc.	17,078,225

		38,393,466

Insurance (0.9%):
64,376	Marsh & McLennan Cos., Inc.	9,610,693

Interactive Media & Services (3.6%):
176,860	Alphabet, Inc., Class A*	16,916,659
150,540	Alphabet, Inc., Class C*	14,474,421
44,586	Meta Platforms, Inc., Class A*	6,049,429

		37,440,509

Internet & Direct Marketing Retail (2.6%):
240,466	Amazon.com, Inc.*	27,172,658

IT Services (1.6%):
46,254	Black Knight, Inc.*	2,994,021
24,700	Mastercard, Inc., Class A	7,023,198
35,600	Visa, Inc., Class A	6,324,340

		16,341,559

Life Sciences Tools & Services (5.4%):
370,863	Avantor, Inc.*	7,268,915
207,859	PerkinElmer, Inc.	25,011,673
48,401	Thermo Fisher Scientific, Inc.	24,548,503

		56,829,091

Machinery (4.4%):
445,262	Fortive Corp.	25,958,775

Shares		Value
Common Stocks, continued
Machinery, continued
469,528	Ingersoll-Rand, Inc.	$20,311,781

		46,270,556

Multi-Utilities (1.2%):
144,636	Ameren Corp.	11,650,430
19,600	Public Service Enterprise Group, Inc.	1,102,108

		12,752,538

Oil, Gas & Consumable Fuels (0.8%):
34,500	EOG Resources, Inc.	3,854,685
21,200	Pioneer Natural Resources Co.	4,590,436

		8,445,121

Pharmaceuticals (0.6%):
87,193	Catalent, Inc.*	6,309,286

Professional Services (1.7%):
25,174	Equifax, Inc.	4,315,579
224,101	TransUnion	13,331,768

		17,647,347

Semiconductors & Semiconductor Equipment (4.3%):
33,300	NVIDIA Corp.	4,042,287
138,487	NXP Semiconductors NV	20,428,217
136,005	Texas Instruments, Inc.	21,050,854

		45,521,358

Software (6.8%):
267,716	Microsoft Corp.	62,351,056
62,752	Salesforce, Inc.*	9,026,248

		71,377,304

Technology Hardware, Storage & Peripherals (3.1%):
238,565	Apple, Inc.	32,969,683

Total Common Stocks (Cost $689,647,487)		664,315,157

Preferred Stocks (0.6%):
Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 24.22%, 11/14/19	88,452

Electric Utilities (0.1%):
68,945	SCE Trust IV, Series J, 3.56%, 12/31/49	1,356,838

Multi-Utilities (0.5%):
77,693	CMS Energy Corp., 2.00%, 10/15/78	1,790,824
102,444	CMS Energy Corp., 1.98%, 3/1/79	2,375,676
20,247	NiSource, Inc., Series B, 3.16%, 11/21/19	499,696

		4,666,196

Total Preferred Stocks (Cost $6,823,225)		6,111,486

Principal Amount		Value
Asset Backed Securities (0.3%):
$628,875	Domino’s Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	546,353
1,409,580	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,291,375
1,337,875	Domino’s Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,265,934
Total Asset Backed Securities (Cost $3,362,378)		3,103,662

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Convertible Bonds (0.2%):
Interactive Media & Services (0.1%):
$691,000	Snap, Inc., 8.31%, 5/1/27	$479,294

IT Services (0.0%†):
502,000	Shopify, Inc., 0.13%, 11/1/25	415,535

Media (0.1%):
1,144,000	Spotify USA, Inc., 6.93%, 3/15/26	907,512

Total Convertible Bonds (Cost $2,100,290)		1,802,341

Bank Loans (15.7%):
Airlines (0.7%):
5,961,397	Formula One Management Limited Facility B3, 0.00% (LIBOR+0bps ), 2/1/24	5,879,428
1,556,311	SkyMiles IP, Ltd. (Delta Air Lines, Inc.) Initial Term Ln, 0.04% (LIBOR+375bps ), 9/16/27	1,557,525

		7,436,953

Building Products (0.4%):
1,292,277	Filtration Group Corporation 2021 Incremental Term Ln, 0.04% (LIBOR+350bps ), 10/19/28, Callable 11/10/22 @ 100	1,223,890
1,685,649	Filtration Group Corporation Initial Dollar Term Ln, 0.03% (LIBOR+300bps ), 3/29/25, Callable 11/10/22 @ 100	1,615,594
1,518,448	Filtration Group Corporation Initial Euro Term Ln, 0.00% (EURLIBOR+350bps ), 3/29/25	1,414,769

		4,254,253

Capital Markets (0.9%):
9,713,150	Medline Borrower LP Initial Dollar Term Ln, 0.03% (LIBOR+325bps ), 10/21/28, Callable 11/10/22 @ 100	8,914,826
533,250	Woof Holdings, Inc. Initial First Lien Term Ln, 0.04% (LIBOR+375bps ), 12/16/27, Callable 11/10/22 @ 100	502,588

		9,417,414

Chemicals (1.2%):
8,254,939	USI, Inc. 2017 New Term Ln, 0.03% (LIBOR+300bps ), 5/16/24	8,021,076
5,142,744	USI, Inc. 2021 New Term Ln, 0.03% (LIBOR+325bps ), 12/2/26, Callable 11/10/22 @ 100	4,941,302

		12,962,378

Consumer Discretionary Services (0.2%):
1,982,966	IRB Holding Corp., 0.03%, 12/15/27	1,854,073

Diversified Consumer Services (0.8%):
5,248,625	Ascend Learning LLC 2021 First Lien Term Ln, 0.04% (LIBOR+350bps ), 11/18/28, Callable 11/10/22 @ 100	4,833,983
755,000	Ascend Learning LLC Term Ln 2L, 0.06% (LIBOR+0bps ), 11/18/29, Callable 11/10/22 @ 102	653,551
3,509,023	Loire UK Midco 3 Limited Facility B Ln, 0.03% (LIBOR+325bps ), 1/24/27	3,280,937

		8,768,471

Diversified Financial Services (0.1%):
724,525	Acrisure LLC 2021-1 Term Ln, 0.04% (LIBOR+375bps ), 2/15/27, Callable 11/10/22 @ 100	662,035

Principal Amount		Value
Bank Loans, continued
Electric Utilities (1.0%):
$4,279,873	Alliant Holdings Intermediate LLC 2018 Initial Term Ln, 0.03% (LIBOR+325bps ), 5/10/25, Callable 11/10/22 @ 100	$4,094,640
1,911,773	Alliant Holdings Intermediate LLC 2019 Term Ln, 0.03% (LIBOR+325bps ), 5/10/25, Callable 11/10/22 @ 100	1,829,720
5,113,328	Alliant Holdings Intermediate LLC TLB-4 Term Ln, 0.04% (LIBOR+350bps ), 11/6/27, Callable 11/10/22 @ 100	4,838,486

		10,762,846

Health Care (0.0%†):
272,922	EyeCare Partners LLC Initial First Lien Term Ln, 0.04% (LIBOR+375bps ), 2/20/27, Callable 11/10/22 @ 100	246,994
115,000	Petvet Care Centers LLC, 0.06%, 2/15/26, Callable 11/10/22 @ 102	109,633

		356,627

Health Care Equipment & Supplies (0.0%†):
425,700	Pacific Dental Services LLC Term Ln, 0.00% (LIBOR+325bps ), 4/20/28	408,940

Health Care Providers & Services (0.9%):
1,695,710	ADMI Corp. Term Ln, 0.03% (LIBOR+337.5bps ), 12/23/27, Callable 11/10/22 @ 100	1,491,174
3,735,431	ADMI Corp. Term Ln, 0.04% (LIBOR+350bps ), 12/23/27	3,315,195
572,464	Heartland Dental LLC 2021 Incremental Term Ln, 0.04% (LIBOR+400bps ), 4/30/25, Callable 11/10/22 @ 100	528,957
4,079,022	Heartland Dental LLC Initial Term Ln, 0.04% (LIBOR+350bps ), 4/30/25, Callable 11/10/22 @ 100	3,747,601

		9,082,927

Hotels, Restaurants & Leisure (0.4%):
1,887,106	IRB Holding Corp. 2020 Replacement Term B Ln, 0.03% (LIBOR+275bps ), 2/5/25, Callable 11/10/22 @ 100	1,820,755
604,972	Life Time, Inc. 2021 Refin Term Ln, 0.05% (LIBOR+475bps ), 12/22/24	596,653
1,349,104	SeaWorld Parks & Entertainment, Inc. Term B Ln, 0.00% (PRIME+0bps ), 8/25/28, Callable 11/10/22 @ 100	1,292,334

		3,709,742

Insurance (3.6%):
4,614,992	HIG Finance 2 Limited 2021 Dollar Refin Term Ln, 0.03% (LIBOR+325bps ), 11/12/27, Callable 11/10/22 @ 100	4,390,011
13,486,544	HUB International, Ltd. B-3 Incremental Term Ln, 0.03% (LIBOR+325bps ), 4/25/25	12,972,437
20,324,910	HUB International, Ltd. Initial Term Ln, 0.03% (LIBOR+275bps ), 4/25/25	19,516,182

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Insurance, continued
$1,129,085	Ryan Specialty Group LLC Initial Term Loan, 0.03% (PRIME+200bps ), 9/1/27	$1,089,567

		37,968,197

IT Services (0.0%†):
200,000	CoreLogic, Inc. Initial Term Ln First Lien, 0.07% (LIBOR+650bps ), 4/13/29	134,000

Life Sciences Tools & Services (0.3%):
3,640,428	Sunshine Luxembourg VII S.a r.l. Facility B3, 0.00% (LIBOR+300bps ), 10/1/26	3,378,536

Machinery (0.3%):
3,017,759	TK Elevator Midco GmbH Facility B1, 0.04% (LIBOR+350bps ), 7/30/27	2,886,999

Materials (0.1%):
712,727	Arches Buyer, Inc., 0.03%, 12/6/27, Callable 11/10/22 @ 100	639,231

Professional Services (0.3%):
2,079,394	Camelot U.S. Acquisition 1 Co. Amndmnt 2 Incremental Term Ln, 0.03% (LIBOR+300bps ), 10/31/26	2,006,616
1,461,839	CoreLogic, Inc. Iniitial Term Ln Second Lien, 0.04% (LIBOR+0bps ), 4/14/28, Callable 11/10/22 @ 100	1,092,724

		3,099,340

Software (3.0%):
471,645	Applied Systems, Inc. 2021 Second Lien Term Ln, 0.06% (LIBOR+550bps ), 9/19/25, Callable 11/10/22 @ 100	462,919
4,335,264	Applied Systems, Inc. First Lien Term Ln, 0.03% (LIBOR+300bps ), 9/19/24, Callable 11/10/22 @ 100	4,222,027
988,875	Azalea TopCo, Inc. 2021 First Lien Term Ln, 0.04% (LIBOR+375bps ), 7/25/26, Callable 11/10/22 @ 100	898,641
4,246,334	Azalea TopCo, Inc. Initial First Lien Tern Ln, 0.04% (LIBOR+350bps ), 7/23/26, Callable 11/10/22 @ 100	3,853,548
391,779	Polaris Newco LLC Dollar First Lien Term Ln, 0.04% (LIBOR+400bps ), 6/4/28, Callable 11/10/22 @ 100	360,656
495,186	Project Boost Purchaser LLC 2021 Tranche 2 Term Ln, 0.04% (LIBOR+350bps ), 5/30/26, Callable 11/10/22 @ 100	467,951
4,467,849	RealPage, Inc. Initial First Lien Term Ln, 0.03% (LIBOR+325bps ), 2/18/28, Callable 11/10/22 @ 100	4,178,690
200,000	RealPage, Inc. Initial Second Lien Term Ln, 0.07% (LIBOR+650bps ), 4/22/29	192,626
868,438	Sophia LP First Lien Term Ln B, 0.04% (LIBOR+350bps ), 10/7/27, Callable 11/10/22 @ 100	833,700
885,000	UKG, Inc. 2021 Incremental Second Lien Term Ln, 0.05% (LIBOR+525bps ), 5/3/27	831,900
16,505,259	UKG, Inc. 2021-2 Incremental First Lien Term Ln, 0.03% (LIBOR+325bps ), 5/3/26	15,666,297

		31,968,955

Principal Amount		Value
Bank Loans, continued
Software & Tech Services (0.5%):
$5,100,000	athenahealth TL B, 0.04%, 1/27/29	$4,559,400
664,178	Press Ganey TL B 1L Bankdebt, 0.04%, 7/25/26, Callable 11/10/22 @ 100	602,742
273,625	Storable, Inc., 0.04%, 4/16/28, Callable 11/10/22 @ 100	256,523

		5,418,665

Sovereign Bond (0.5%):
5,424,500	Mileage Plus Holdings LLC Initial Term Loan, 0.05% (LIBOR+525bps ), 6/25/27	5,437,085

Specialty Retail (0.4%):
1,422,395	PetVet Care Centers LLC 2018 First Lien Term Ln, 0.03% (LIBOR+325bps ), 2/14/25, Callable 11/10/22 @ 100	1,306,826
2,168,045	PetVet Care Centers LLC 2021 First Lien Replacement Term Ln, 0.04% (LIBOR+350bps ), 2/15/25, Callable 11/10/22 @ 100	1,997,311
358,762	PetVet Care Centers LLC Initial First Lien Term Ln, 0.03% (LIBOR+275bps ), 2/14/25, Callable 11/10/22 @ 100	329,164

		3,633,301

Tech Hardware & Semiconductors (0.1%):
1,171,966	Entegris, Inc., 0.00%, 3/2/29, Callable 11/10/22 @ 101	1,161,548

Technology Hardware, Storage & Peripherals (0.0%†):
344,519	Eagle Broadband Investments LLC Initial Term Ln, 0.03% (LIBOR+300bps ), 11/12/27, Callable 11/10/22 @ 100	328,154

Total Bank Loans (Cost $174,552,923)		165,730,670

Corporate Bonds (7.5%):

Aerospace & Defense (0.1%):
515,000	Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	419,725
250,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 11/14/22 @ 103.44	236,250
275,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 11/14/22 @ 103.13(a)	266,062
160,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 11/14/22 @ 101.59	150,400
275,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	238,563

		1,311,000

Airlines (0.2%):
1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	1,068,823
1,187,500	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,160,781
155,359	U.S. Airways Pass Through Trust, Series 2010-1A, 6.25%, 10/22/24	152,640

		2,382,244

Auto Components (0.3%):
467,000	Clarios Global LP, 6.75%, 5/15/25, Callable 11/14/22 @ 103.38(a)	456,493

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Auto Components, continued
$643,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26, Callable 11/14/22 @ 103.13(a)	$614,065
1,735,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27, Callable 11/14/22 @ 104.25(a)	1,646,081

		2,716,639

Building Products (0.0%†):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	274,695

Capital Markets (0.1%):
443,000	MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24 @ 102(a)	377,657
600,000	MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @ 101.81(a)	495,000
86,000	MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @ 101.94(a)	72,025
90,000	MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @ 101.81(a)	72,450
40,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	30,600
452,000	State Street Corp., Series F, 6.89% (US0003M+360 bps), Callable 12/15/22 @ 100	447,480

		1,495,212

Consumer Discretionary Services (0.4%):
1,829,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27, Callable 11/14/22 @ 102.69	1,682,680
1,301,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25, Callable 11/14/22 @ 102.75(a)	1,255,465
48,000	Hilton Domestic Operatin, 5.75%, 5/1/28, Callable 5/1/23 @ 102.88(a)	45,000
381,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29, Callable 5/1/24 @ 101.88(a)	315,277
18,000	Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	15,705
737,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 11/14/22 @ 103.5(a)	737,000

		4,051,127

Diversified Financial Services (0.2%):
1,750,000	Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25, Callable 11/14/22 @ 101.75(a)	1,588,125

Electric Utilities (0.2%):
1,499,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 11/14/22 @ 103.38(a)	1,304,130
385,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	331,100

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$626,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(a)	$511,755

		2,146,985

Electrical Equipment (0.1%):
625,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	517,187
314,000	Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	244,135

		761,322

Entertainment (0.0%†):
100,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24, Callable 11/14/22 @ 100(a)	96,000

Equity Real Estate Investment Trusts (0.1%):
801,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94	708,885
560,000	SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56	440,300

		1,149,185

Health Care (0.1%):
338,000	Avantor Funding, Inc., 3.88%, 11/1/29, Callable 11/1/24 @ 101.94(a)	278,005
234,413	Eyecare Partners LLC, 0.00%, 11/15/28, Callable 11/10/22 @ 100	218,590

		496,595

Health Care Equipment & Supplies (0.1%):
220,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	179,300
745,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	664,913
130,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 6/1/23 @ 102.13(a)	113,100

		957,313

Health Care Providers & Services (0.3%):
114,485	Admi Corp., 0.00%, 4/30/25, Callable 11/10/22 @ 100	103,895
1,775,000	Hadrian Merger Sub, Inc., 8.50%, 5/1/26, Callable 11/14/22 @ 102.13(a)	1,624,125
1,216,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 11/14/22 @ 105(a)	1,191,680

		2,919,700

Hotels, Restaurants & Leisure (1.9%):
1,758,000	Cedar Fair LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63	1,511,880
1,450,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28, Callable 10/1/23 @ 103.25	1,344,875
224,000	Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25, Callable 10/24/22 @ 102.69(a)	219,520
486,000	Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a)	391,230
394,000	Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a)	303,380
152,194	Hilton Worldwide Finance LLC, 0.00%, 6/21/26, Callable 11/10/22 @ 100	146,994

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$85,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 10/27/22 @ 102.44	$77,987
3,236,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 11/14/22 @ 102.38(a)	2,993,300
1,273,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	1,158,430
4,419,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 11/14/22 @ 100(a)	4,198,050
2,690,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 11/14/22 @ 102.75^(a)	2,367,200
153,000	Vail Resorts, Inc., 6.25%, 5/15/25, Callable 11/14/22 @ 103.13(a)	151,088
523,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	455,010
495,000	Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	392,288
1,146,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	951,180
1,149,000	Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27 @ 102.69	1,006,811
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,049,815
2,034,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,617,030

		20,336,068

Industrial Conglomerates (0.3%):
3,422,000	General Electric Co., Series D, 6.62% (US0003M+333 bps), Callable 12/15/22 @ 100	3,194,421

Insurance (1.1%):
510,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	425,850
7,846,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 10/24/22 @ 101.75(a)	7,375,240
460,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	385,250
80,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(a)	67,800
3,259,000	USI, Inc., 6.88%, 5/1/25, Callable 11/14/22 @ 100(a)	3,128,640

		11,382,780

Interactive Media & Services (0.0%†):
420,000	Twitter, Inc., 5.00%, 3/1/30, Callable 12/1/29 @ 100(a)	400,575

IT Services (0.1%):
5,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	3,900
223,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	190,108
200,000	Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	171,500
180,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	160,200
255,000	Gartner, Inc., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81(a)	211,969
310,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	253,425

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	$28,262

		1,019,364

Leisure Products (0.0%†):
530,000	Photo Holdings Merger Sub, Inc., 8.50%, 10/1/26, Callable 11/14/22 @ 104.25(a)	337,212

Life Sciences Tools & Services (0.2%):
1,693,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	1,506,770
58,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	47,560
350,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 11/14/22 @ 102.5(a)	325,500

		1,879,830

Media (1.3%):
350,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26, Callable 11/14/22 @ 101.83(a)	331,625
6,494,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27, Callable 11/14/22 @ 102.56(a)	5,844,600
6,136,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 10/27/22 @ 102.5(a)	5,353,660
240,773	Charter Communications Operating LLC, 0.00%, 4/30/25	235,914
700,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 101.88	605,500
120,000	Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	95,100
1,755,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 11/14/22 @ 102.5(a)	1,605,825

		14,072,224

Multi-Utilities (0.2%):
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), Callable 6/15/23 @ 100	1,602,030

Pharmaceuticals (0.1%):
135,000	Catalent Pharma Solutions, Inc., 5.00%, 7/15/27, Callable 11/14/22 @ 102.5(a)	120,150
601,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(a)	463,521
320,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(a)	248,000

		831,671

Professional Services (0.1%):
275,000	CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @ 102.25(a)	187,000
405,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	357,412

		544,412

Real Estate Management & Development (0.0%†):
275,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	233,750

Software (0.0%†):
306,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	250,920

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$220,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(a)	$172,150

		423,070

Software & Technology Services (0.0%†):
367,400	Sophia, LP, 0.00%, 10/7/27, Callable 11/10/22 @ 100	354,082

Total Corporate Bonds (Cost $86,505,495)		78,957,631

Yankee Debt Obligations (0.2%):

Diversified Telecommunication Services (0.1%):
1,325,000	Altice France Holding SA, 10.50%, 5/15/27, Callable 10/24/22 @ 105.25(a)	1,036,813

Electrical Equipment (0.1%):
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	257,075
565,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	538,163

		795,238

Total Yankee Debt Obligations (Cost $2,211,097)		1,832,051

U.S. Treasury Obligations (9.4%):

U.S. Treasury Notes (9.4%)
20,095,600	1.50%, 1/31/27	18,023,241
14,234,600	1.88%, 2/28/27	12,971,279
16,921,900	2.50%, 3/31/27	15,814,044
57,495,200	2.75%, 8/15/32	52,545,223

		99,353,787

Total U.S. Treasury Obligations (Cost $102,636,234)		99,353,787

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
2,476,683	BlackRock Liquidity FedFund, Institutional Class, 2.77%(b)(c)	2,476,683

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,476,683)		2,476,683

Shares		Value
Unaffiliated Investment Company (2.8%):

Money Markets (2.8%):
29,010,980	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.46%(c)	29,010,980

Total Unaffiliated Investment Company (Cost $29,010,980)		29,010,980

Total Investment Securities (Cost $1,099,326,792) — 100.1%		1,052,694,448
Net other assets (liabilities) — (0.1)%		(867,602)

Net Assets — 100.0%		$1,051,826,846

Percentages indicated are based on net assets as of September 30, 2022.

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $2,343,528.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(c)	The rate represents the effective yield at September 30, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2022 (Unaudited)

At September 30, 2022, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Alphabet, Inc.	Goldman Sachs	Call	160.00 USD	1/20/23	60	$9,600	$(443)
Alphabet, Inc.	Goldman Sachs	Call	165.00 USD	1/20/23	60	9,900	(315)
Alphabet, Inc.	Goldman Sachs	Call	170.00 USD	1/20/23	60	10,200	(222)
Alphabet, Inc.	Goldman Sachs	Call	175.00 USD	1/20/23	80	14,000	(207)
Amazon.com, Inc.	Wells Fargo	Call	175.00 USD	1/20/23	220	38,500	(7,594)
Amazon.com, Inc.	Goldman Sachs	Call	180.00 USD	1/20/23	60	10,800	(1,570)
Amazon.com, Inc.	Goldman Sachs	Call	185.00 USD	1/20/23	40	7,400	(790)
Amazon.com, Inc.	Goldman Sachs	Call	190.00 USD	1/20/23	40	7,600	(589)
Amazon.com, Inc.	Wells Fargo	Call	190.00 USD	1/20/23	80	15,200	(1,197)
Amazon.com, Inc.	Wells Fargo	Call	195.00 USD	1/20/23	80	15,600	(894)
Amazon.com, Inc.	Goldman Sachs	Call	200.00 USD	1/20/23	40	8,000	(331)
Amazon.com, Inc.	Wells Fargo	Call	200.00 USD	1/20/23	80	16,000	(673)
Amazon.com, Inc.	Goldman Sachs	Call	205.00 USD	1/20/23	40	8,200	(248)
Amazon.com, Inc.	Wells Fargo	Call	205.00 USD	1/20/23	80	16,400	(502)
Amazon.com, Inc.	Goldman Sachs	Call	210.00 USD	1/20/23	40	8,400	(184)
Amazon.com, Inc.	Wells Fargo	Call	210.00 USD	1/20/23	80	16,800	(375)
Amazon.com, Inc.	Goldman Sachs	Call	215.00 USD	1/20/23	40	8,600	(139)
Amazon.com, Inc.	Goldman Sachs	Call	220.00 USD	1/20/23	40	8,800	(103)
Amazon.com, Inc.	Citigroup	Call	225.00 USD	1/20/23	40	9,000	(77)
Amazon.com, Inc.	Goldman Sachs	Call	225.00 USD	1/20/23	20	4,500	(38)
Amazon.com, Inc.	Citigroup	Call	230.00 USD	1/20/23	40	9,200	(57)
Amazon.com, Inc.	Citigroup	Call	235.00 USD	1/20/23	40	9,400	(42)
Amazon.com, Inc.	Citigroup	Call	240.00 USD	1/20/23	40	9,600	(31)
Amazon.com, Inc.	Citigroup	Call	245.00 USD	1/20/23	40	9,800	(23)
Amazon.com, Inc.	Citigroup	Call	250.00 USD	1/20/23	40	10,000	(17)
Amazon.com, Inc.	Citigroup	Call	255.00 USD	1/20/23	40	10,200	(12)
Apple, Inc.	JPMorgan Chase	Call	170.00 USD	1/20/23	128	21,760	(24,488)
Apple, Inc.	JPMorgan Chase	Call	175.00 USD	1/20/23	128	22,400	(17,386)
Apple, Inc.	JPMorgan Chase	Call	180.00 USD	1/20/23	128	23,040	(12,315)
General Electric Co.	Wells Fargo	Call	85.00 USD	1/20/23	181	15,385	(8,608)
General Electric Co.	Wells Fargo	Call	90.00 USD	1/20/23	181	16,290	(4,842)
General Electric Co.	Wells Fargo	Call	95.00 USD	1/20/23	181	17,195	(2,792)
General Electric Co.	Wells Fargo	Call	110.00 USD	1/20/23	251	27,610	(694)
Keurig Dr Pepper, Inc.	Citigroup	Call	40.00 USD	1/20/23	184	7,360	(10,306)
Keurig Dr Pepper, Inc.	Citigroup	Call	42.00 USD	1/20/23	184	7,728	(4,413)
Microsoft Corp.	Credit Suisse First Boston	Call	320.00 USD	1/20/23	115	36,800	(7,533)
Microsoft Corp.	Susquehanna	Call	320.00 USD	1/20/23	65	20,800	(4,258)
Microsoft Corp.	Citigroup	Call	325.00 USD	1/20/23	106	34,450	(5,753)
Microsoft Corp.	Credit Suisse First Boston	Call	330.00 USD	1/20/23	35	11,550	(1,583)
Microsoft Corp.	Susquehanna	Call	330.00 USD	1/20/23	65	21,450	(2,940)
Microsoft Corp.	Citigroup	Call	330.00 USD	1/20/23	61	20,130	(2,759)
Microsoft Corp.	Credit Suisse First Boston	Call	335.00 USD	1/20/23	35	11,725	(1,327)
Microsoft Corp.	Citigroup	Call	340.00 USD	1/20/23	126	42,840	(4,024)
Microsoft Corp.	Susquehanna	Call	340.00 USD	1/20/23	65	22,100	(2,076)
Microsoft Corp.	Credit Suisse First Boston	Call	340.00 USD	1/20/23	35	11,900	(1,118)
Microsoft Corp.	Credit Suisse First Boston	Call	345.00 USD	1/20/23	35	12,075	(946)
Microsoft Corp.	JPMorgan Chase	Call	350.00 USD	1/20/23	64	22,400	(1,467)
Microsoft Corp.	Credit Suisse First Boston	Call	350.00 USD	1/20/23	35	12,250	(802)
Microsoft Corp.	Citigroup	Call	350.00 USD	1/20/23	126	44,100	(2,889)
Microsoft Corp.	Susquehanna	Call	350.00 USD	1/20/23	65	22,750	(1,490)
Microsoft Corp.	JPMorgan Chase	Call	355.00 USD	1/20/23	64	22,720	(1,244)
Microsoft Corp.	JPMorgan Chase	Call	360.00 USD	1/20/23	64	23,040	(1,052)
Microsoft Corp.	Citigroup	Call	360.00 USD	1/20/23	65	23,400	(1,069)
Microsoft Corp.	Citigroup	Call	365.00 USD	1/20/23	44	16,060	(610)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	190.00 USD	1/20/23	49	9,310	(5,031)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	195.00 USD	1/20/23	49	9,555	(3,808)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	200.00 USD	1/20/23	49	9,800	(2,929)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	220.00 USD	1/20/23	88	19,360	(2,127)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	230.00 USD	1/20/23	88	20,240	(1,438)
Starbucks Corp.	Goldman Sachs	Call	97.50 USD	1/20/23	144	14,040	(29,109)
Starbucks Corp.	Goldman Sachs	Call	100.00 USD	1/20/23	144	14,400	(22,512)
Starbucks Corp.	Goldman Sachs	Call	105.00 USD	1/20/23	144	15,120	(13,470)
Thermo Fisher Scientific, Inc.	Citigroup	Call	640.00 USD	1/20/23	25	16,000	(9,245)
UnitedHealth Group, Inc.	Citigroup	Call	540.00 USD	1/20/23	47	25,380	(88,239)
UnitedHealth Group, Inc.	Citigroup	Call	560.00 USD	1/20/23	26	14,560	(32,207)
UnitedHealth Group, Inc.	Citigroup	Call	580.00 USD	1/20/23	26	15,080	(20,571)
Yum! Brands, Inc.	Wells Fargo	Call	145.00 USD	1/20/23	55	7,975	(954)
Yum! Brands, Inc.	Wells Fargo	Call	150.00 USD	1/20/23	55	8,250	(670)

Total (Premiums $4,880,927)							$(379,767)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2022 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At September 30, 2022, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.

Affiliated Holdings Disclosure

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2022	Shares as of 9/30/2022
AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$758,516,926	$-	$(79,063,654)	$(8,650,684)	$(102,545,488)	$568,257,100	60,133,026
AZL International Index Fund, Class 2	291,329,601	75,825	(14,942,706)	3,165,486	(80,135,728)	199,492,478	14,540,268
AZL Mid Cap Index Fund, Class 2	178,097,959	-	(19,310,847)	2,610,681	(38,817,142)	122,580,651	5,551,660
AZL Small Cap Stock Index Fund, Class 2	89,228,105	-	(6,798,399)	927,107	(20,946,718)	62,410,095	4,868,182
AZL S&P 500 Index Fund, Class 2	610,886,701	16,187	(45,053,392)	10,228,593	(149,819,967)	426,258,122	23,028,532

	$1,928,059,292	$92,012	$(165,168,998)	$8,281,183	$(392,265,043)	$1,378,998,446	108,121,668

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2022	Shares as of 9/30/2022
AZL International Index Fund
Allianz SE, Registered Shares	$9,823,501	$-	$(584,186)	$203,934	$(3,259,113)	$6,184,136	39,084

	$9,823,501	$-	$(584,186)	$203,934	$(3,259,113)	$6,184,136	39,084

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$795,478	$-	$(61,826)	$(11,182)	$(238,138)	$484,332	3,061
BlackRock Inc., Class A	1,158,183	-	(92,115)	1,119	(444,820)	622,367	1,131

	$1,953,661	$-	$(153,941)	$(10,063)	$(682,958)	$1,106,699	4,192

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$7,519,494	$356,282	$(711,709)	$100,460	$(3,001,508)	$4,263,019	7,747

	$7,519,494	$356,282	$(711,709)	$100,460	$(3,001,508)	$4,263,019	7,747

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$10,740,434	$371,661	$(626,906)	$113,678	$(4,292,658)	$6,306,209	11,460

	$10,740,434	$371,661	$(626,906)	$113,678	$(4,292,658)	$6,306,209	11,460

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2022 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2022 are identified below.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$26,314	31,702	$167,640	0.01%

Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	46,000	54,850	290,047	0.02%

Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/22 @ 100	10/30/18	256,808	278,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Total Bond Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$38,899	46,865	$247,822	0.07%

Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	67,000	79,968	422,459	0.13%

Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/22 @ 100	10/30/18	376,933	408,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.

AZL MSCI Emerging Market Equity Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Globe Telecom, Inc.	10/14/16	$1,854,559	1,005	$34,701	0.02%

(a) Acquisition date represents the initial purchase date of the security.